UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-151990
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 18	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 863	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [L]
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 77. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III

•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
3

Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
4

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
5

Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [2]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.20%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one option)
One-Year Enhanced Death Benefit Option	0.20%
Total Variable Account Charges (including this option only)	1.95%
One-Month Enhanced Death Benefit Option	0.35%
Total Variable Account Charges (including this option only)	2.10%
Combination Enhanced Death Benefit Option	0.45%
Total Variable Account Charges (including this option only)	2.20%
Beneficiary Protector II Option (assessed as an annualized percentage of Daily Net Assets)	0.35% [3]
Total Variable Account Charges (including this option only)	2.10%
Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base4)
10% Nationwide Lifetime Income Rider	1.20%
7% Nationwide Lifetime Income Rider	1.00%
5% Nationwide Lifetime Income Rider (no longer available)	1.00% [5]
Joint Options for the Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base4) (eligible applicants may purchase the option that corresponds to the elected lifetime income option)

Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [6]
Joint Option for the 7% Nationwide Lifetime Income Rider	0.30% [7]
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option	0.45%
Beneficiary Protector II Option	0.35%
10% Nationwide Lifetime Income Rider	1.20% [8]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [8]
Maximum Possible Total Variable Account Charges	4.05% [9]

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[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is $50,000 or less on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[4]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[5]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[6]	The Joint Option for the 10% Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option for the10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[7]	The Joint Option for the 7% Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[8]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[9]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	6.31%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
11

•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.05%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.31%)	$1,819	$3,654	$4,945	$8,537	*	$3,154	$4,945	$8,537	$1,119	$3,154	$4,945	$8,537
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,199	$1,996	$2,494	$4,990	*	$1,496	$2,494	$4,990	$ 499	$1,496	$2,494	$4,990
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Purchase Payment Variable Deferred Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
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Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider.
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If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 7% Lifetime Income Option is not available if either of the following optional benefits is elected: 10% Lifetime Income Option, 5% Lifetime Income Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option could not be elected if another Lifetime Income Option was elected.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
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Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment,
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death benefit calculations and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
The contract described in this prospectus is incontestable two years after the date of issue or during the lifetime of the Annuitant, whichever is shorter.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
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Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least four years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
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Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
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(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
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How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
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Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
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At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
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Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
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Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
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For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary
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continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Lifetime Income Option is not available if either of the following optional benefits is elected: 10% Lifetime Income Option, 5% Lifetime Income Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
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(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts issued before December 5, 2011 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
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Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment
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Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option could not be elected if another Lifetime Income Option was elected.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
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Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
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(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
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The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
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(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
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(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
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(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics.
The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
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•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.10%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.75%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 2.10% will have a lower unit value than Sub-Account X with charges of 1.75% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
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Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still
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continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a
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return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including Purchase Payment Credits) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.75% to 2.55% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
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(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
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Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
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Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Refer to the Income Benefit Investment Options provision for the investment options available for the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to
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build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
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Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the elected Nationwide Lifetime Income Rider. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund) and Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II). The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greater of:
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(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional cost. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
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Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
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First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.75% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
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No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
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•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
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The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-151990
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
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BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
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Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
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Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
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Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
83

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
84

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
85

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
86

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
87

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
88

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
89

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
90

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
91

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.75%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 2.55%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.477850	12.995693	13.22%	89
2018	12.609964	11.477850	-8.98%	89
2017	11.225990	12.609964	12.33%	90
2016	11.053331	11.225990	1.56%	90
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	2,163
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.635437	8.761351	14.75%	0
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	35.298671	41.583290	17.80%	106,760
2018	42.419393	35.298671	-16.79%	103,848
2017	38.256744	42.419393	10.88%	117,344
2016	31.200744	38.256744	22.61%	130,900
2015	33.673966	31.200744	-7.34%	152,228
2014	31.459395	33.673966	7.04%	166,500
2013	23.263995	31.459395	35.23%	179,568
2012	19.987746	23.263995	16.39%	211,356
2011	22.262631	19.987746	-10.22%	210,324
2010	17.899440	22.262631	24.38%	94,367
92

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.627447	13.510968	7.00%	1,133,763
2018	13.226427	12.627447	-4.53%	1,315,665
2017	12.984597	13.226427	1.86%	1,325,237
2016	12.659799	12.984597	2.57%	1,298,037
2015	13.211386	12.659799	-4.18%	1,344,709
2014	13.017171	13.211386	1.49%	1,479,574
2013	14.476590	13.017171	-10.08%	1,545,443
2012	13.721610	14.476590	5.50%	1,416,085
2011	12.497477	13.721610	9.80%	1,147,753
2010	12.100594	12.497477	3.28%	468,606
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.772924	31.396233	26.74%	243,986
2018	28.972226	24.772924	-14.49%	278,135
2017	26.453221	28.972226	9.52%	305,848
2016	21.939001	26.453221	20.58%	331,613
2015	22.688162	21.939001	-3.30%	340,261
2014	19.866235	22.688162	14.20%	378,123
2013	15.565748	19.866235	27.63%	401,610
2012	13.631589	15.565748	14.19%	444,912
2011	13.991845	13.631589	-2.57%	415,881
2010	11.969492	13.991845	16.90%	156,817
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.227560	11.542041	12.85%	1,220
2018	10.720397	10.227560	-4.60%	148
2017	10.189546	10.720397	5.21%	2,345
2016	9.192196	10.189546	10.85%	1,490
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.723128	10.426801	7.24%	194,110
2018	9.969194	9.723128	-2.47%	201,728
2017	9.831075	9.969194	1.40%	174,308
2016	9.765557	9.831075	0.67%	164,156
2015*	10.000000	9.765557	-2.34%	126,996
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.559932	14.476580	25.23%	23,635
2018	12.709605	11.559932	-9.05%	26,544
2017	11.104182	12.709605	14.46%	29,362
2016	9.737612	11.104182	14.03%	28,281
2015*	10.000000	9.737612	-2.62%	13,367
93

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.040663	17.401283	15.69%	126,856
2018	16.565571	15.040663	-9.21%	147,471
2017	14.827213	16.565571	11.72%	187,792
2016	14.537422	14.827213	1.99%	226,473
2015	14.945997	14.537422	-2.73%	274,575
2014	14.923860	14.945997	0.15%	343,120
2013	13.275810	14.923860	12.41%	419,979
2012	12.288096	13.275810	8.04%	471,716
2011	12.978965	12.288096	-5.32%	577,083
2010	12.035254	12.978965	7.84%	166,795
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.019331	12.976111	17.76%	28,170
2018	13.303536	11.019331	-17.17%	26,918
2017	11.769594	13.303536	13.03%	28,401
2016	10.397956	11.769594	13.19%	35,712
2015	10.856344	10.397956	-4.22%	38,622
2014*	10.000000	10.856344	8.56%	27,899
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	38.918182	46.730696	20.07%	43,588
2018	43.521784	38.918182	-10.58%	52,441
2017	39.406965	43.521784	10.44%	50,692
2016	31.899888	39.406965	23.53%	88,197
2015	33.242517	31.899888	-4.04%	77,554
2014	32.186213	33.242517	3.28%	92,469
2013	23.280544	32.186213	38.25%	106,920
2012	20.473298	23.280544	13.71%	121,044
2011	20.720623	20.473298	-1.19%	112,957
2010	16.760592	20.720623	23.63%	39,111
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	29.095751	37.271401	28.10%	104,129
2018	31.128111	29.095751	-6.53%	116,825
2017	26.136670	31.128111	19.10%	140,169
2016	23.869921	26.136670	9.50%	190,744
2015	24.085928	23.869921	-0.90%	234,451
2014	21.674639	24.085928	11.12%	253,158
2013	16.749922	21.674639	29.40%	286,175
2012	14.764267	16.749922	13.45%	290,506
2011	14.787085	14.764267	-0.15%	253,216
2010	13.140125	14.787085	12.53%	106,080
94

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	25.027866	33.336085	33.20%	203,529
2018	27.424124	25.027866	-8.74%	219,647
2017	21.975600	27.424124	24.79%	251,684
2016	20.779660	21.975600	5.76%	294,021
2015	21.739768	20.779660	-4.42%	339,654
2014	20.520863	21.739768	5.94%	383,241
2013	17.286242	20.520863	18.71%	444,848
2012	15.975323	17.286242	8.21%	466,531
2011	14.952491	15.975323	6.84%	377,662
2010	13.228460	14.952491	13.03%	85,946
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.597586	10.987660	14.48%	240
2018	10.176426	9.597586	-5.69%	240
2017*	10.000000	10.176426	1.76%	20
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.423198	16.844046	25.48%	51,124
2018	16.451231	13.423198	-18.41%	52,361
2017	14.981834	16.451231	9.81%	55,453
2016	11.632000	14.981834	28.80%	69,643
2015	12.657171	11.632000	-8.10%	98,687
2014	12.197325	12.657171	3.77%	64,942
2013*	10.000000	12.197325	21.97%	8,527
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.306919	10.843385	5.20%	12,189
2018	10.500539	10.306919	-1.84%	25,335
2017	10.331401	10.500539	1.64%	16,110
2016	9.651508	10.331401	7.04%	8,276
2015	9.921864	9.651508	-2.72%	9,987
2014	10.041128	9.921864	-1.19%	346
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.219846	10.433682	26.93%	797
2018*	10.000000	8.219846	-17.80%	575
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.585374	17.724374	13.72%	573,922
2018	16.570740	15.585374	-5.95%	648,249
2017	14.951678	16.570740	10.83%	686,994
2016	14.460919	14.951678	3.39%	754,386
2015	14.796984	14.460919	-2.27%	864,629
2014	14.451944	14.796984	2.39%	967,926
2013	12.994518	14.451944	11.22%	945,679
2012	11.853500	12.994518	9.63%	1,046,389
2011	12.115952	11.853500	-2.17%	924,736
2010	10.956998	12.115952	10.58%	316,916
95

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.440400	19.363718	17.78%	1,919,881
2018	17.817867	16.440400	-7.73%	2,097,856
2017	15.597977	17.817867	14.23%	2,370,756
2016	15.004361	15.597977	3.96%	2,659,413
2015	15.342047	15.004361	-2.20%	2,904,608
2014	14.929274	15.342047	2.76%	3,408,823
2013	13.140604	14.929274	13.61%	3,553,393
2012	11.829064	13.140604	11.09%	3,568,208
2011	12.190669	11.829064	-2.97%	3,137,971
2010	10.852605	12.190669	12.33%	1,054,553
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.517235	21.360629	21.94%	23,405
2018	19.393080	17.517235	-9.67%	26,496
2017	16.353289	19.393080	18.59%	36,719
2016	15.646468	16.353289	4.52%	36,207
2015	16.009966	15.646468	-2.27%	43,663
2014	15.557219	16.009966	2.91%	47,595
2013	13.042099	15.557219	19.28%	51,883
2012	11.525200	13.042099	13.16%	56,137
2011	12.071604	11.525200	-4.53%	71,282
2010	10.601792	12.071604	13.86%	47,255
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.142978	13.588125	21.94%	11,670
2018	11.869726	11.142978	-6.12%	19,060
2017	10.403804	11.869726	14.09%	14,226
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	33.066512	42.648517	28.98%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.030208	12.980884	7.90%	16,936
2018	16.277352	12.030208	-26.09%	18,988
2017	17.039350	16.277352	-4.47%	21,832
2016	12.989684	17.039350	31.18%	34,655
2015	16.683154	12.989684	-22.14%	50,470
2014	19.465593	16.683154	-14.29%	44,668
2013	15.958849	19.465593	21.97%	46,518
2012	15.509505	15.958849	2.90%	52,783
2011	16.651031	15.509505	-6.86%	39,381
2010	14.222735	16.651031	17.07%	12,798
96

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	24.242577	30.274853	24.88%	264,721
2018	26.980327	24.242577	-10.15%	299,138
2017	24.375886	26.980327	10.68%	328,111
2016	21.076366	24.375886	15.66%	369,917
2015	22.401267	21.076366	-5.91%	452,847
2014	21.018038	22.401267	6.58%	565,867
2013	16.735236	21.018038	25.59%	652,254
2012	14.552109	16.735236	15.00%	690,853
2011	14.714425	14.552109	-1.10%	680,225
2010	13.032263	14.714425	12.91%	246,110
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.476735	14.622664	27.41%	19,478
2018	12.864962	11.476735	-10.79%	7,120
2017	11.228216	12.864962	14.58%	8,505
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	32.401875	42.651329	31.63%	248,592
2018	33.125525	32.401875	-2.18%	259,608
2017	25.007038	33.125525	32.46%	302,755
2016	25.312028	25.007038	-1.20%	340,074
2015	24.098990	25.312028	5.03%	423,143
2014	22.094915	24.098990	9.07%	458,784
2013	16.535427	22.094915	33.62%	400,817
2012	14.711717	16.535427	12.40%	418,737
2011	14.978073	14.711717	-1.78%	374,500
2010	12.307758	14.978073	21.70%	92,783
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.598682	14.617201	7.49%	850,065
2018	13.952057	13.598682	-2.53%	958,822
2017	13.654784	13.952057	2.18%	939,075
2016	13.301694	13.654784	2.65%	910,632
2015	13.654647	13.301694	-2.58%	1,039,225
2014	13.158621	13.654647	3.77%	1,157,895
2013	13.675795	13.158621	-3.78%	1,228,244
2012	13.181320	13.675795	3.75%	1,168,603
2011	12.533669	13.181320	5.17%	934,469
2010	11.861582	12.533669	5.67%	523,510
97

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	37.805757	45.751358	21.02%	257,321
2018	45.153552	37.805757	-16.27%	256,120
2017	38.125550	45.153552	18.43%	298,390
2016	34.669062	38.125550	9.97%	354,933
2015	35.870883	34.669062	-3.35%	406,591
2014	34.432944	35.870883	4.18%	484,370
2013	25.793803	34.432944	33.49%	533,207
2012	22.916990	25.793803	12.55%	617,061
2011	26.163996	22.916990	-12.41%	572,225
2010	20.711886	26.163996	26.32%	214,813
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.524452	26.963647	25.27%	144,984
2018	25.793978	21.524452	-16.55%	157,369
2017	20.195707	25.793978	27.72%	171,830
2016	21.697549	20.195707	-6.92%	191,052
2015	21.379298	21.697549	1.49%	200,713
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.195059	13.523388	20.80%	1,679
2018	12.181991	11.195059	-8.10%	0
2017	11.947729	12.181991	1.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.291558	14.474772	17.76%	60,565
2018	13.847916	12.291558	-11.24%	21,822
2017	12.586187	13.847916	10.02%	23,631
2016	11.317969	12.586187	11.21%	27,586
2015	12.282750	11.317969	-7.85%	37,109
2014	12.155342	12.282750	1.05%	45,705
2013	9.995709	12.155342	21.61%	53,932
2012	8.821565	9.995709	13.31%	50,714
2011	9.118982	8.821565	-3.26%	50,796
2010	8.418116	9.118982	8.33%	16,112
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.293054	17.438367	14.03%	102,237
2018	16.267133	15.293054	-5.99%	108,180
2017	15.095803	16.267133	7.76%	128,693
2016	13.474340	15.095803	12.03%	148,721
2015	14.755268	13.474340	-8.68%	182,967
2014	14.355460	14.755268	2.79%	227,547
2013	12.823360	14.355460	11.95%	235,118
2012	11.586341	12.823360	10.68%	201,160
2011	11.517649	11.586341	0.60%	145,235
2010	10.404178	11.517649	10.70%	46,842
98

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	34.115883	42.350492	24.14%	56,827
2018	39.859784	34.115883	-14.41%	61,019
2017	36.662493	39.859784	8.72%	66,419
2016	28.661334	36.662493	27.92%	96,057
2015	31.498756	28.661334	-9.01%	93,317
2014	31.877872	31.498756	-1.19%	119,719
2013	23.815169	31.877872	33.86%	135,735
2012	20.475326	23.815169	16.31%	156,557
2011	21.653562	20.475326	-5.44%	148,248
2010	17.188036	21.653562	25.98%	59,720
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.692817	12.065601	24.48%	3,215
2018	11.717292	9.692817	-17.28%	3,215
2017	8.493234	11.717292	37.96%	5,371
2016	7.360283	8.493234	15.39%	4,148
2015	9.318140	7.360283	-21.01%	3,215
2014*	10.000000	9.318140	-6.82%	3,215
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	19.513519	21.574101	10.56%	638
2018	23.490615	19.513519	-16.93%	859
2017	20.487734	23.490615	14.66%	208
2016	19.455662	20.487734	5.30%	1,143
2015	21.177287	19.455662	-8.13%	1,144
2014	24.254593	21.177287	-12.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.278618	9.299748	0.23%	75,085
2018	9.265261	9.278618	0.14%	92,831
2017	9.251671	9.265261	0.15%	134,458
2016	9.147207	9.251671	1.14%	165,389
2015	9.728973	9.147207	-5.98%	190,188
2014	9.724029	9.728973	0.05%	220,898
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.507317	12.655488	9.98%	667
2018	12.244333	11.507317	-6.02%	700
2017	11.017255	12.244333	11.14%	737
2016	10.746793	11.017255	2.52%	772
2015	11.613836	10.746793	-7.47%	1,226
2014	11.372017	11.613836	2.13%	1,281
2013	10.191846	11.372017	11.58%	1,969
2012*	10.000000	10.191846	1.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.377087	10.025753	6.92%	0
2018*	10.000000	9.377087	-6.23%	0
99

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.441271	9.741083	3.18%	0
2018	10.124128	9.441271	-6.74%	0
2017	9.938737	10.124128	1.87%	872
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.120208	16.118090	22.85%	12,690
2018	15.107729	13.120208	-13.16%	12,558
2017	13.410910	15.107729	12.65%	12,787
2016	12.061506	13.410910	11.19%	12,958
2015	12.825380	12.061506	-5.96%	13,355
2014	12.531340	12.825380	2.35%	13,547
2013	9.928417	12.531340	26.22%	8,031
2012*	10.000000	9.928417	-0.72%	6,129
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	32.985881	42.602580	29.15%	17,827
2018	38.769523	32.985881	-14.92%	17,978
2017	28.945022	38.769523	33.94%	19,112
2016	29.505521	28.945022	-1.90%	19,813
2015	28.967317	29.505521	1.86%	24,371
2014	28.889338	28.967317	0.27%	26,714
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.771956	10.619266	8.67%	0
2018	10.419978	9.771956	-6.22%	0
2017	10.001326	10.419978	4.19%	1,657
2016	9.578845	10.001326	4.41%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.563019	10.764832	25.71%	172,208
2018	10.834904	8.563019	-20.97%	139,835
2017	8.721003	10.834904	24.24%	124,863
2016	9.123662	8.721003	-4.41%	119,528
2015	9.006445	9.123662	1.30%	97,927
2014*	10.000000	9.006445	-9.94%	34,291
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	26.146207	33.841692	29.43%	150,882
2018	28.959603	26.146207	-9.71%	177,641
2017	25.270018	28.959603	14.60%	209,934
2016	23.108011	25.270018	9.36%	241,830
2015	22.810911	23.108011	1.30%	217,852
2014	21.029962	22.810911	8.47%	234,206
2013	16.284679	21.029962	29.14%	289,653
2012	14.214463	16.284679	14.56%	312,864
2011	14.512770	14.214463	-2.06%	287,020
2010	12.752848	14.512770	13.80%	110,101
100

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	36.280130	44.960639	23.93%	75,784
2018	41.280631	36.280130	-12.11%	74,592
2017	36.883159	41.280631	11.92%	85,857
2016	31.900693	36.883159	15.62%	103,541
2015	34.575949	31.900693	-7.74%	115,850
2014	31.518440	34.575949	9.70%	128,766
2013	22.812364	31.518440	38.16%	133,387
2012	19.732795	22.812364	15.61%	156,510
2011	20.573839	19.732795	-4.09%	144,735
2010	17.016614	20.573839	20.90%	53,221
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.354042	17.174212	19.65%	79,136
2018	15.451603	14.354042	-7.10%	86,410
2017	13.296360	15.451603	16.21%	108,013
2016	13.889249	13.296360	-4.27%	133,741
2015	15.424075	13.889249	-9.95%	205,385
2014	16.571392	15.424075	-6.92%	247,175
2013	13.478931	16.571392	22.94%	292,548
2012	11.512000	13.478931	17.09%	296,212
2011	12.626540	11.512000	-8.83%	289,805
2010	11.825400	12.626540	6.77%	116,928
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.388067	13.533594	9.25%	2,354
2018	12.882390	12.388067	-3.84%	2,896
2017	12.290364	12.882390	4.82%	8,020
2016	10.765970	12.290364	14.16%	7,447
2015	11.720147	10.765970	-8.14%	22,707
2014	11.705933	11.720147	0.12%	31,696
2013	10.782323	11.705933	8.57%	77,488
2012*	10.000000	10.782323	7.82%	20,875
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.046202	21.746995	35.53%	68,629
2018	16.343191	16.046202	-1.82%	63,940
2017	13.107873	16.343191	24.68%	75,587
2016	12.571862	13.107873	4.26%	75,459
2015	13.580801	12.571862	-7.43%	88,341
2014	12.814288	13.580801	5.98%	109,736
2013	10.037435	12.814288	27.66%	76,419
2012*	10.000000	10.037435	0.37%	48,034
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.649897	10.360648	7.37%	352,606
2018	9.950738	9.649897	-3.02%	350,734
2017	9.798941	9.950738	1.55%	337,530
2016	9.756238	9.798941	0.44%	325,403
2015*	10.000000	9.756238	-2.44%	66,987
101

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	40.391748	54.309763	34.46%	104,801
2018	40.420567	40.391748	-0.07%	133,310
2017	31.645736	40.420567	27.73%	158,732
2016	31.594142	31.645736	0.16%	191,478
2015	28.727558	31.594142	9.98%	237,108
2014	26.956617	28.727558	6.57%	289,100
2013	20.962185	26.956617	28.60%	364,543
2012	17.226388	20.962185	21.69%	388,566
2011	18.840477	17.226388	-8.57%	348,957
2010	18.009002	18.840477	4.62%	167,988
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.037227	32.778730	42.29%	17,249
2018	23.238659	23.037227	-0.87%	25,116
2017	16.320797	23.238659	42.39%	28,671
2016	14.589746	16.320797	11.86%	30,107
2015	14.190371	14.589746	2.81%	20,663
2014	13.208445	14.190371	7.43%	8,060
2013	9.929462	13.208445	33.02%	14,186
2012*	10.000000	9.929462	-0.71%	14,673
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	25.178632	31.344766	24.49%	3,641
2018	30.201271	25.178632	-16.63%	3,685
2017	23.498756	30.201271	28.52%	7,832
2016	25.635747	23.498756	-8.34%	9,099
2015	28.611695	25.635747	-10.40%	13,279
2014	33.130857	28.611695	-13.64%	16,036
2013	29.506835	33.130857	12.28%	19,631
2012	26.536056	29.506835	11.20%	27,031
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.611608	9.995883	16.07%	3,054
2018	10.763266	8.611608	-19.99%	3,357
2017	8.569707	10.763266	25.60%	3,404
2016	7.221288	8.569707	18.67%	7,317
2015	9.193954	7.221288	-21.46%	4,489
2014	9.812785	9.193954	-6.31%	2,232
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.867284	10.509924	6.51%	79,902
2018	10.148188	9.867284	-2.77%	76,715
2017	9.944211	10.148188	2.05%	50,524
2016*	10.000000	9.944211	-0.56%	31,298
102

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.838692	21.984629	38.80%	49,871
2018	16.404179	15.838692	-3.45%	46,275
2017	13.215531	16.404179	24.13%	24,372
2016	12.362520	13.215531	6.90%	22,793
2015	12.858653	12.362520	-3.86%	26,701
2014	14.148077	12.858653	-9.11%	34,174
2013	10.196918	14.148077	38.75%	75,541
2012*	10.000000	10.196918	1.97%	13,473
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.787494	37.901545	27.24%	483,643
2018	33.824310	29.787494	-11.93%	541,557
2017	29.335665	33.824310	15.30%	604,300
2016	26.241671	29.335665	11.79%	646,568
2015	26.960908	26.241671	-2.67%	685,850
2014	24.900646	26.960908	8.27%	677,075
2013	18.690785	24.900646	33.22%	756,316
2012	16.417040	18.690785	13.85%	793,624
2011	16.787166	16.417040	-2.20%	763,764
2010	15.362835	16.787166	9.27%	279,702
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.824862	8.25%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.288585	21.343535	23.45%	610,631
2018	19.494003	17.288585	-11.31%	662,700
2017	15.644395	19.494003	24.61%	711,696
2016	15.333259	15.644395	2.03%	779,284
2015	14.678641	15.333259	4.46%	857,745
2014	14.772760	14.678641	-0.64%	874,597
2013	11.780323	14.772760	25.40%	830,875
2012	10.342861	11.780323	13.90%	875,213
2011	10.717202	10.342861	-3.49%	746,328
2010*	10.000000	10.717202	7.17%	162,263
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.269537	11.645306	25.63%	551
2018	10.243756	9.269537	-9.51%	6,833
2017	9.263630	10.243756	10.58%	8,269
2016	8.200726	9.263630	12.96%	8,250
2015*	10.000000	8.200726	-17.99%	0
103

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.283678	21.056976	21.83%	36,235
2018	18.954527	17.283678	-8.82%	37,191
2017	16.415371	18.954527	15.47%	48,608
2016	15.050741	16.415371	9.07%	59,846
2015	16.501542	15.050741	-8.79%	69,186
2014	17.149472	16.501542	-3.78%	92,113
2013	13.231297	17.149472	29.61%	111,808
2012	10.982532	13.231297	20.48%	113,461
2011	11.280501	10.982532	-2.64%	79,514
2010*	10.000000	11.280501	12.81%	4,025
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.924989	18.898041	18.67%	23,649,775
2018	17.059679	15.924989	-6.65%	25,818,274
2017	14.994535	17.059679	13.77%	28,463,652
2016	14.000824	14.994535	7.10%	30,802,450
2015	14.111333	14.000824	-0.78%	31,682,305
2014	13.679983	14.111333	3.15%	33,542,774
2013	11.293817	13.679983	21.13%	34,294,223
2012	9.934130	11.293817	13.69%	33,789,932
2011	10.017612	9.934130	-0.83%	27,378,257
2010	9.102112	10.017612	10.06%	10,145,028
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.034410	11.815215	7.08%	7,135,954
2018	11.353917	11.034410	-2.81%	7,980,197
2017	11.196015	11.353917	1.41%	8,338,051
2016	11.100673	11.196015	0.86%	8,086,588
2015	11.324564	11.100673	-1.98%	8,665,683
2014	10.979648	11.324564	3.14%	9,077,272
2013	11.470453	10.979648	-4.28%	9,391,812
2012	11.122824	11.470453	3.13%	8,377,065
2011	10.707494	11.122824	3.88%	6,508,402
2010	10.282254	10.707494	4.14%	2,679,542
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.610611	23.320079	32.42%	512,506
2018	19.790944	17.610611	-11.02%	560,688
2017	15.379692	19.790944	28.68%	612,362
2016	15.623617	15.379692	-1.56%	691,838
2015	14.925333	15.623617	4.68%	709,847
2014	14.917365	14.925333	0.05%	768,617
2013	11.802543	14.917365	26.39%	821,865
2012	9.839907	11.802543	19.95%	871,812
2011	11.042898	9.839907	-10.89%	779,442
2010	10.098290	11.042898	9.35%	267,628
104

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.598859	25.087775	28.01%	566,586
2018	20.081770	19.598859	-2.40%	596,750
2017	15.992791	20.081770	25.57%	723,473
2016	14.924156	15.992791	7.16%	838,063
2015	14.272660	14.924156	4.56%	962,300
2014	13.442503	14.272660	6.18%	1,045,235
2013	10.556109	13.442503	27.34%	1,158,214
2012	9.151941	10.556109	15.34%	1,223,009
2011	9.772798	9.151941	-6.35%	1,168,803
2010	8.415640	9.772798	16.13%	495,096
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.245630	20.058144	23.47%	4,695,631
2018	16.906057	16.245630	-3.91%	5,069,724
2017	14.111928	16.906057	19.80%	6,007,607
2016	12.929086	14.111928	9.15%	7,000,994
2015	13.017917	12.929086	-0.68%	7,714,784
2014	12.020395	13.017917	8.30%	8,490,419
2013	9.200983	12.020395	30.64%	9,482,334
2012	8.000182	9.200983	15.01%	10,721,806
2011	8.328583	8.000182	-3.94%	9,104,503
2010	7.638486	8.328583	9.03%	3,753,448
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.145576	16.244900	7.26%	896,849
2018	15.787057	15.145576	-4.06%	1,001,857
2017	15.110733	15.787057	4.48%	981,277
2016	14.155154	15.110733	6.75%	935,017
2015	14.836111	14.155154	-4.59%	1,075,203
2014	14.535835	14.836111	2.07%	1,140,862
2013	14.962997	14.535835	-2.85%	1,099,947
2012	13.568081	14.962997	10.28%	964,196
2011	13.083288	13.568081	3.71%	803,519
2010	12.041376	13.083288	8.65%	291,794
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	27.001980	33.694028	24.78%	204,030
2018	29.701451	27.001980	-9.09%	218,365
2017	25.685564	29.701451	15.63%	236,847
2016	22.234394	25.685564	15.52%	270,860
2015	24.207767	22.234394	-8.15%	347,972
2014	22.619836	24.207767	7.02%	349,446
2013	17.015902	22.619836	32.93%	377,289
2012	14.656457	17.015902	16.10%	381,474
2011	15.307241	14.656457	-4.25%	391,415
2010	13.495264	15.307241	13.43%	174,461
105

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.802299	11.070105	12.93%	0
2018	10.901347	9.802299	-10.08%	0
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.063921	10.539005	4.72%	0
2018*	10.000000	10.063921	0.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.008517	23.683530	12.73%	10,147
2018	22.045955	21.008517	-4.71%	13,396
2017	21.017384	22.045955	4.89%	19,691
2016	18.738048	21.017384	12.16%	21,931
2015	19.582429	18.738048	-4.31%	25,291
2014	19.435544	19.582429	0.76%	32,036
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.816642	19.904483	25.85%	113,550
2018	16.948707	15.816642	-6.68%	124,349
2017	13.826270	16.948707	22.58%	139,743
2016	12.393340	13.826270	11.56%	165,731
2015	12.766378	12.393340	-2.92%	191,824
2014	12.193947	12.766378	4.69%	222,295
2013	8.646821	12.193947	41.02%	283,965
2012	7.532982	8.646821	14.79%	311,408
2011	8.678463	7.532982	-13.20%	351,072
2010	7.655149	8.678463	13.37%	106,980
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.931581	12.962051	30.51%	161,715
2018	12.131922	9.931581	-18.14%	166,998
2017	9.835683	12.131922	23.35%	161,633
2016	10.264111	9.835683	-4.17%	172,400
2015	10.515782	10.264111	-2.39%	197,494
2014	10.849797	10.515782	-3.08%	205,051
2013	9.120622	10.849797	18.96%	199,759
2012	8.036198	9.120622	13.49%	199,808
2011	9.050027	8.036198	-11.20%	200,219
2010	8.093736	9.050027	11.82%	53,386
106

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.862113	34.051650	26.76%	20,665
2018	27.419352	26.862113	-2.03%	21,985
2017	23.207811	27.419352	18.15%	24,395
2016	21.249049	23.207811	9.22%	26,245
2015	21.485335	21.249049	-1.10%	32,200
2014	19.557070	21.485335	9.86%	35,516
2013	15.219252	19.557070	28.50%	35,843
2012	13.606781	15.219252	11.85%	46,901
2011	13.796466	13.606781	-1.37%	30,334
2010	12.402068	13.796466	11.24%	6,005
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.213674	16.093102	21.79%	10,236
2018	15.069736	13.213674	-12.32%	11,896
2017	12.802587	15.069736	17.71%	12,196
2016	12.024315	12.802587	6.47%	12,629
2015	12.456988	12.024315	-3.47%	47,139
2014	12.133258	12.456988	2.67%	48,888
2013	9.537949	12.133258	27.21%	49,818
2012	8.358114	9.537949	14.12%	64,615
2011	9.086283	8.358114	-8.01%	70,930
2010	8.044836	9.086283	12.95%	6,465
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.652317	14.442149	14.15%	6,567,126
2018	13.735159	12.652317	-7.88%	7,269,634
2017	12.475606	13.735159	10.10%	7,990,230
2016	11.966272	12.475606	4.26%	8,743,548
2015	12.309826	11.966272	-2.79%	10,057,951
2014	12.012839	12.309826	2.47%	10,959,316
2013	10.663756	12.012839	12.65%	11,666,595
2012	9.773150	10.663756	9.11%	11,772,474
2011	10.082476	9.773150	-3.07%	9,690,557
2010	9.294787	10.082476	8.47%	3,718,112
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.165588	15.553345	18.14%	23,785,783
2018	14.592140	13.165588	-9.78%	25,792,022
2017	12.824306	14.592140	13.79%	27,990,017
2016	12.161653	12.824306	5.45%	30,623,814
2015	12.544967	12.161653	-3.06%	33,672,778
2014	12.195542	12.544967	2.87%	36,385,857
2013	10.237652	12.195542	19.12%	37,505,858
2012	9.169449	10.237652	11.65%	36,275,685
2011	9.665696	9.169449	-5.13%	31,507,594
2010	8.753321	9.665696	10.42%	10,578,689
107

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.632636	12.648620	8.73%	3,095,287
2018	12.157713	11.632636	-4.32%	3,356,147
2017	11.633920	12.157713	4.50%	3,960,906
2016	11.318457	11.633920	2.79%	4,352,193
2015	11.605240	11.318457	-2.47%	4,607,315
2014	11.430565	11.605240	1.53%	5,145,679
2013	11.087244	11.430565	3.10%	5,637,402
2012	10.497989	11.087244	5.61%	7,305,008
2011	10.535889	10.497989	-0.36%	5,489,636
2010	10.040691	10.535889	4.93%	1,705,680
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.893478	12.185507	11.86%	24,809
2018	11.924834	10.893478	-8.65%	25,970
2017	10.575105	11.924834	12.76%	20,325
2016	10.196370	10.575105	3.71%	11,068
2015	10.843625	10.196370	-5.97%	11,315
2014	10.792845	10.843625	0.47%	5,913
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.179303	12.676843	13.40%	151,439
2018	12.245721	11.179303	-8.71%	119,769
2017	10.580763	12.245721	15.74%	122,076
2016	10.138838	10.580763	4.36%	116,935
2015	10.848497	10.138838	-6.54%	128,225
2014	10.930952	10.848497	-0.75%	87,548
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.962680	15.046703	16.08%	15,403,715
2018	14.201272	12.962680	-8.72%	16,706,911
2017	12.681924	14.201272	11.98%	18,278,220
2016	12.092268	12.681924	4.88%	20,012,478
2015	12.440261	12.092268	-2.80%	21,746,131
2014	12.108469	12.440261	2.74%	23,408,129
2013	10.461468	12.108469	15.74%	24,753,231
2012	9.476046	10.461468	10.40%	25,242,139
2011	9.874824	9.476046	-4.04%	21,042,246
2010	9.024479	9.874824	9.42%	6,835,761
108

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.164082	15.809028	20.09%	22,366
2018	14.807095	13.164082	-11.10%	37,549
2017	12.763725	14.807095	16.01%	66,177
2016	12.073870	12.763725	5.71%	66,911
2015	12.477060	12.073870	-3.23%	83,187
2014	12.145260	12.477060	2.73%	80,698
2013	9.946771	12.145260	22.10%	73,812
2012	8.835604	9.946771	12.58%	109,661
2011	9.433360	8.835604	-6.34%	112,229
2010	8.473381	9.433360	11.33%	23,324
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.408854	13.935324	12.30%	3,049,103
2018	13.262867	12.408854	-6.44%	3,356,637
2017	12.284078	13.262867	7.97%	3,752,905
2016	11.794839	12.284078	4.15%	4,184,956
2015	12.134187	11.794839	-2.80%	4,747,276
2014	11.865930	12.134187	2.26%	5,425,261
2013	10.857085	11.865930	9.29%	5,898,444
2012	10.042298	10.857085	8.11%	6,115,887
2011	10.248492	10.042298	-2.01%	4,506,828
2010	9.566746	10.248492	7.13%	1,854,394
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.570438	14.997784	10.52%	753,190
2018	16.384184	13.570438	-17.17%	719,659
2017	13.588149	16.384184	20.58%	714,548
2016	13.676995	13.588149	-0.65%	810,142
2015	14.486038	13.676995	-5.58%	844,596
2014	16.051858	14.486038	-9.75%	877,649
2013	13.604035	16.051858	17.99%	891,122
2012	11.581113	13.604035	17.47%	956,471
2011	13.459684	11.581113	-13.96%	859,403
2010	12.881784	13.459684	4.49%	343,011
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.007000	12.822922	6.80%	165,169
2018	12.306712	12.007000	-2.44%	179,825
2017	12.022809	12.306712	2.36%	174,452
2016	11.653100	12.022809	3.17%	198,428
2015	11.966029	11.653100	-2.62%	217,508
2014	11.634780	11.966029	2.85%	255,820
2013	12.099576	11.634780	-3.84%	233,028
2012	11.458211	12.099576	5.60%	214,382
2011	10.976951	11.458211	4.38%	207,179
2010	10.463248	10.976951	4.91%	74,760
109

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.701870	13.676867	7.68%	249,015
2018	13.120067	12.701870	-3.19%	283,633
2017	12.868367	13.120067	1.96%	280,280
2016	12.674139	12.868367	1.53%	283,514
2015	12.966964	12.674139	-2.26%	360,828
2014	12.583641	12.966964	3.05%	341,708
2013	13.075685	12.583641	-3.76%	291,953
2012	12.424769	13.075685	5.24%	278,265
2011	11.924351	12.424769	4.20%	217,086
2010	11.225826	11.924351	6.22%	101,342
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.190678	14.344803	17.67%	211
2018	13.816368	12.190678	-11.77%	10,830
2017	11.928364	13.816368	15.83%	0
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.620421	13.416596	15.46%	0
2018	12.831831	11.620421	-9.44%	0
2017	11.472795	12.831831	11.85%	0
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	28.782772	34.688583	20.52%	4,744
2018	35.580349	28.782772	-19.10%	5,836
2017	25.641899	35.580349	38.76%	7,220
2016	24.281437	25.641899	5.60%	8,468
2015	29.503519	24.281437	-17.70%	13,714
2014	31.854512	29.503519	-7.38%	15,223
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.010718	12.540476	4.41%	167,422
2018	12.231708	12.010718	-1.81%	216,221
2017	12.194796	12.231708	0.30%	221,402
2016	12.320032	12.194796	-1.02%	259,167
2015	12.553135	12.320032	-1.86%	291,637
2014	12.218455	12.553135	2.74%	348,521
2013	12.961773	12.218455	-5.73%	376,032
2012	12.801881	12.961773	1.25%	413,992
2011	12.147918	12.801881	5.38%	420,580
2010	11.800022	12.147918	2.95%	152,873
110

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.948363	8.948386	0.00%	1,441,870
2018	8.983698	8.948363	-0.39%	1,484,498
2017	9.104895	8.983698	-1.33%	1,537,831
2016	9.265915	9.104895	-1.74%	1,592,922
2015	9.430955	9.265915	-1.75%	1,550,387
2014	9.598934	9.430955	-1.75%	1,862,629
2013	9.769905	9.598934	-1.75%	2,208,382
2012	9.944406	9.769905	-1.75%	1,930,483
2011	10.121033	9.944406	-1.75%	1,484,576
2010	10.301295	10.121033	-1.75%	772,664
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.517743	9.951493	16.83%	178,809
2018	10.176760	8.517743	-16.30%	193,523
2017	8.150689	10.176760	24.86%	213,029
2016	8.243219	8.150689	-1.12%	218,084
2015	8.669291	8.243219	-4.91%	295,675
2014	8.887692	8.669291	-2.46%	262,750
2013	7.694573	8.887692	15.51%	230,659
2012	6.796997	7.694573	13.21%	228,916
2011	7.686505	6.796997	-11.57%	215,785
2010	6.923092	7.686505	11.03%	112,608
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.338652	11.120569	19.08%	130,312
2018	11.069760	9.338652	-15.64%	134,315
2017	9.052425	11.069760	22.29%	128,008
2016	9.165287	9.052425	-1.23%	143,424
2015	9.459956	9.165287	-3.11%	155,783
2014	10.263564	9.459956	-7.83%	120,635
2013	8.632502	10.263564	18.89%	115,852
2012	7.432925	8.632502	16.14%	123,785
2011	8.680525	7.432925	-14.37%	98,838
2010	8.226406	8.680525	5.52%	21,825
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	25.688148	31.228293	21.57%	8,641
2018	28.688685	25.688148	-10.46%	8,942
2017	24.654450	28.688685	16.36%	9,033
2016	22.922125	24.654450	7.56%	9,043
2015	23.565644	22.922125	-2.73%	9,048
2014	22.846408	23.565644	3.15%	9,503
2013	18.273978	22.846408	25.02%	9,975
2012	16.048045	18.273978	13.87%	9,938
2011	17.001736	16.048045	-5.61%	6,993
2010	15.095973	17.001736	12.62%	0
111

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.830644	17.939748	13.32%	2,767,311
2018	16.935489	15.830644	-6.52%	2,931,784
2017	15.509887	16.935489	9.19%	3,212,575
2016	14.849467	15.509887	4.45%	3,458,127
2015	15.140265	14.849467	-1.92%	3,717,955
2014	14.734335	15.140265	2.75%	4,302,004
2013	13.221841	14.734335	11.44%	4,461,531
2012	12.303112	13.221841	7.47%	4,631,853
2011	12.411964	12.303112	-0.88%	3,861,797
2010	11.503903	12.411964	7.89%	1,445,510
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.545373	21.854187	17.84%	10,397,741
2018	20.183589	18.545373	-8.12%	11,367,286
2017	17.892430	20.183589	12.81%	12,107,473
2016	16.902122	17.892430	5.86%	12,851,750
2015	17.295177	16.902122	-2.27%	13,984,433
2014	16.731206	17.295177	3.37%	14,720,321
2013	14.250979	16.731206	17.40%	15,414,233
2012	12.922393	14.250979	10.28%	15,113,959
2011	13.276309	12.922393	-2.67%	12,512,394
2010	12.061576	13.276309	10.07%	3,672,216
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.819527	14.872052	7.62%	1,915,170
2018	14.325377	13.819527	-3.53%	2,181,125
2017	13.795851	14.325377	3.84%	2,308,848
2016	13.466712	13.795851	2.44%	2,607,743
2015	13.670380	13.466712	-1.49%	2,862,012
2014	13.392845	13.670380	2.07%	3,280,443
2013	13.003124	13.392845	3.00%	3,540,086
2012	12.584001	13.003124	3.33%	3,937,215
2011	12.442939	12.584001	1.13%	3,076,394
2010	11.959774	12.442939	4.04%	1,096,970
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.973073	12.182409	11.02%	5,531
2018	11.835447	10.973073	-7.29%	22,909
2017	10.563493	11.835447	12.04%	22,124
2016	10.170610	10.563493	3.86%	38,735
2015	10.698535	10.170610	-4.93%	39,948
2014	10.628092	10.698535	0.66%	62,848
2013*	10.000000	10.628092	6.28%	0
112

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.265628	12.756263	13.23%	92,294
2018	12.206448	11.265628	-7.71%	100,323
2017	10.621510	12.206448	14.92%	78,802
2016	10.107611	10.621510	5.08%	35,363
2015	10.711302	10.107611	-5.64%	21,605
2014	10.716307	10.711302	-0.05%	19,602
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.939202	23.066605	15.68%	5,151,982
2018	21.518631	19.939202	-7.34%	5,598,394
2017	19.393791	21.518631	10.96%	6,104,565
2016	18.422356	19.393791	5.27%	6,590,931
2015	18.813468	18.422356	-2.08%	7,257,599
2014	18.205323	18.813468	3.34%	7,889,790
2013	15.887798	18.205323	14.59%	8,336,812
2012	14.593590	15.887798	8.87%	8,405,028
2011	14.858981	14.593590	-1.79%	7,190,432
2010	13.635381	14.858981	8.97%	2,553,102
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	23.311485	27.902993	19.70%	14,004
2018	25.716095	23.311485	-9.35%	23,301
2017	22.431504	25.716095	14.64%	27,024
2016	21.044992	22.431504	6.59%	28,960
2015	21.577330	21.044992	-2.47%	32,766
2014	20.924427	21.577330	3.12%	35,167
2013	17.402708	20.924427	20.24%	42,810
2012	15.570810	17.402708	11.76%	48,176
2011	16.191935	15.570810	-3.84%	39,656
2010	14.605638	16.191935	10.86%	5,800
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.889190	18.830992	11.50%	1,627,023
2018	17.858160	16.889190	-5.43%	1,794,956
2017	16.642354	17.858160	7.31%	1,977,609
2016	16.024114	16.642354	3.86%	2,163,027
2015	16.314521	16.024114	-1.78%	2,371,999
2014	15.853731	16.314521	2.91%	2,601,263
2013	14.603455	15.853731	8.56%	2,773,171
2012	13.758057	14.603455	6.14%	2,892,336
2011	13.719595	13.758057	0.28%	2,215,589
2010	12.867974	13.719595	6.62%	906,077
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.441659	4.42%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.741584	7.42%	0
113

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.271907	22.097701	27.94%	79,978
2018	18.190808	17.271907	-5.05%	83,736
2017	14.254637	18.190808	27.61%	104,887
2016	14.224750	14.254637	0.21%	117,916
2015	14.038767	14.224750	1.32%	141,624
2014	12.972341	14.038767	8.22%	155,274
2013	9.822877	12.972341	32.06%	162,052
2012	8.608756	9.822877	14.10%	170,812
2011	9.054459	8.608756	-4.92%	148,292
2010	7.988688	9.054459	13.34%	48,642
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.978133	12.832145	16.89%	1,252,855
2018	11.740739	10.978133	-6.50%	1,233,696
2017	10.164984	11.740739	15.50%	1,062,627
2016	9.530877	10.164984	6.65%	1,019,855
2015	9.923636	9.530877	-3.96%	792,263
2014*	10.000000	9.923636	-0.76%	19,917
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.320298	14.765666	19.85%	3,050
2018	12.872443	12.320298	-4.29%	2,634
2017	10.765319	12.872443	19.57%	1,938
2016	9.956402	10.765319	8.12%	1,938
2015	10.119435	9.956402	-1.61%	1,938
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.614252	37.259878	34.93%	135,381
2018	28.548787	27.614252	-3.27%	144,658
2017	22.866170	28.548787	24.85%	183,072
2016	22.523552	22.866170	1.52%	214,043
2015	21.870050	22.523552	2.99%	127,337
2014	20.503983	21.870050	6.66%	106,339
2013	15.312714	20.503983	33.90%	123,067
2012	13.161472	15.312714	16.34%	133,346
2011	13.738189	13.161472	-4.20%	118,890
2010	12.885329	13.738189	6.62%	30,769
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	23.094514	28.744795	24.47%	187,849
2018	25.967473	23.094514	-11.06%	200,080
2017	24.372160	25.967473	6.55%	217,455
2016	20.634332	24.372160	18.11%	245,521
2015	21.978136	20.634332	-6.11%	272,617
2014	19.805247	21.978136	10.97%	297,130
2013	15.309114	19.805247	29.37%	296,556
2012	13.615559	15.309114	12.44%	332,000
2011	13.790494	13.615559	-1.27%	317,892
2010	12.404567	13.790494	11.17%	153,636
114

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.981432	45.654574	23.45%	116,802
2018	42.480042	36.981432	-12.94%	121,801
2017	37.342141	42.480042	13.76%	160,760
2016	31.594927	37.342141	18.19%	144,613
2015	32.993849	31.594927	-4.24%	161,868
2014	30.690390	32.993849	7.51%	171,899
2013	23.477812	30.690390	30.72%	199,988
2012	20.342486	23.477812	15.41%	244,574
2011	21.244633	20.342486	-4.25%	207,421
2010	17.133429	21.244633	24.00%	60,781
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.049391	16.047622	14.22%	241,043
2018	17.300233	14.049391	-18.79%	233,075
2017	14.369324	17.300233	20.40%	237,983
2016	13.930623	14.369324	3.15%	247,953
2015	14.979570	13.930623	-7.00%	263,441
2014	16.879954	14.979570	-11.26%	278,773
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.036608	17.252325	22.91%	147,741
2018	16.198467	14.036608	-13.35%	148,835
2017	14.415780	16.198467	12.37%	165,792
2016	12.643162	14.415780	14.02%	201,737
2015	13.326338	12.643162	-5.13%	186,187
2014	12.303435	13.326338	8.31%	203,967
2013	9.274032	12.303435	32.67%	210,923
2012	8.027444	9.274032	15.53%	243,795
2011	8.700219	8.027444	-7.73%	196,924
2010	7.854021	8.700219	10.77%	73,326
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.798795	21.657393	21.68%	60,214
2018	20.862204	17.798795	-14.68%	61,928
2017	18.651519	20.862204	11.85%	67,339
2016	16.142678	18.651519	15.54%	114,874
2015	16.918435	16.142678	-4.59%	101,047
2014	14.715228	16.918435	14.97%	92,731
2013	11.038815	14.715228	33.30%	108,329
2012	9.657332	11.038815	14.31%	106,085
2011	10.062592	9.657332	-4.03%	94,016
2010	8.560970	10.062592	17.54%	25,631
115

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	25.340122	33.704453	33.01%	23,673
2018	28.103221	25.340122	-9.83%	24,852
2017	22.946693	28.103221	22.47%	31,470
2016	21.612703	22.946693	6.17%	27,937
2015	21.881801	21.612703	-1.23%	37,617
2014	21.720263	21.881801	0.74%	48,091
2013	15.357297	21.720263	41.43%	53,908
2012	13.821797	15.357297	11.11%	42,822
2011	14.189699	13.821797	-2.59%	45,884
2010	11.544128	14.189699	22.92%	18,607
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.537463	37.943255	16.61%	24,251
2018	39.963615	32.537463	-18.58%	36,387
2017	37.399716	39.963615	6.86%	27,369
2016	30.302270	37.399716	23.42%	28,458
2015	32.912037	30.302270	-7.93%	24,943
2014	31.375631	32.912037	4.90%	34,390
2013	22.806201	31.375631	37.57%	32,583
2012	19.295405	22.806201	18.19%	35,943
2011	20.771140	19.295405	-7.10%	38,966
2010	16.715464	20.771140	24.26%	12,230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	32.064090	39.490193	23.16%	21,948
2018	37.444103	32.064090	-14.37%	22,537
2017	33.665525	37.444103	11.22%	24,256
2016	27.960178	33.665525	20.41%	28,425
2015	29.007985	27.960178	-3.61%	30,854
2014	29.361478	29.007985	-1.20%	33,120
2013	21.262124	29.361478	38.09%	30,473
2012	18.781832	21.262124	13.21%	40,468
2011	20.293371	18.781832	-7.45%	33,541
2010	16.526315	20.293371	22.79%	15,910
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.723719	20.710797	23.84%	111,116
2018	18.085861	16.723719	-7.53%	114,037
2017	15.551262	18.085861	16.30%	135,618
2016	14.374388	15.551262	8.19%	145,740
2015	14.691900	14.374388	-2.16%	172,892
2014	13.531460	14.691900	8.58%	177,601
2013	9.940186	13.531460	36.13%	202,227
2012	9.083641	9.940186	9.43%	215,769
2011	9.557223	9.083641	-4.96%	239,325
2010	7.872447	9.557223	21.40%	72,180
116

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.190515	16.905329	28.16%	14,044
2018	13.994583	13.190515	-5.75%	17,841
2017	13.418766	13.994583	4.29%	18,536
2016	12.742525	13.418766	5.31%	29,581
2015	13.747681	12.742525	-7.31%	36,194
2014	10.880056	13.747681	26.36%	86,968
2013	10.782698	10.880056	0.90%	32,999
2012	9.495610	10.782698	13.55%	40,778
2011	9.105436	9.495610	4.29%	23,922
2010	7.138633	9.105436	27.55%	16,571
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.656523	20.126503	28.55%	198,932
2018	16.753453	15.656523	-6.55%	149,025
2017	14.065600	16.753453	19.11%	157,925
2016	12.850917	14.065600	9.45%	144,135
2015	12.957639	12.850917	-0.82%	172,560
2014	11.663193	12.957639	11.10%	123,312
2013*	10.000000	11.663193	16.63%	41,224
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.971381	10.197312	2.27%	371,709
2018	10.067388	9.971381	-0.95%	418,808
2017	10.086926	10.067388	-0.19%	451,236
2016	10.016511	10.086926	0.70%	452,154
2015	10.229826	10.016511	-2.09%	478,119
2014	10.360863	10.229826	-1.26%	434,093
2013	10.534295	10.360863	-1.65%	273,602
2012	10.357453	10.534295	1.71%	272,615
2011	10.406354	10.357453	-0.47%	223,281
2010	10.341446	10.406354	0.63%	102,513
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.959834	17.138968	22.77%	39,209
2018	16.028103	13.959834	-12.90%	35,900
2017	14.286741	16.028103	12.19%	42,498
2016	12.029765	14.286741	18.76%	43,665
2015	12.872484	12.029765	-6.55%	47,431
2014	12.531398	12.872484	2.72%	21,077
2013*	10.000000	12.531398	25.31%	7,942
117

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.419601	22.075092	34.44%	97,059
2018	17.981106	16.419601	-8.68%	105,230
2017	14.350697	17.981106	25.30%	128,162
2016	13.771644	14.350697	4.20%	136,189
2015	14.065582	13.771644	-2.09%	142,590
2014	13.802708	14.065582	1.90%	160,658
2013	10.135533	13.802708	36.18%	144,802
2012	8.998670	10.135533	12.63%	161,899
2011	9.585284	8.998670	-6.12%	145,008
2010	7.714076	9.585284	24.26%	42,401
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.749285	9.931818	1.87%	235,134
2018	9.823603	9.749285	-0.76%	301,061
2017	9.909771	9.823603	-0.87%	284,725
2016	9.964312	9.909771	-0.55%	282,289
2015	10.123198	9.964312	-1.57%	289,512
2014	10.241052	10.123198	-1.15%	342,732
2013	10.359573	10.241052	-1.14%	367,889
2012	10.080351	10.359573	2.77%	360,104
2011	10.229857	10.080351	-1.46%	301,149
2010	9.889402	10.229857	3.44%	135,352
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.531478	11.562316	9.79%	543
2018	11.337668	10.531478	-7.11%	543
2017	10.177430	11.337668	11.40%	584
2016	9.174242	10.177430	10.93%	584
2015	10.282437	9.174242	-10.78%	584
2014	10.418202	10.282437	-1.30%	623
2013	10.592193	10.418202	-1.64%	10,263
2012*	10.000000	10.592193	5.92%	10,906
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.785996	11.023541	12.65%	240
2018	10.466306	9.785996	-6.50%	3,128
2017	9.703224	10.466306	7.86%	4,878
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
118

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.969902	11.523499	5.05%	7,443
2018	11.640547	10.969902	-5.76%	12,063
2017	10.698826	11.640547	8.80%	13,526
2016	10.581627	10.698826	1.11%	15,198
2015	11.602645	10.581627	-8.80%	21,668
2014	11.773874	11.602645	-1.45%	24,707
2013	12.825863	11.773874	-8.20%	39,452
2012	12.405808	12.825863	3.39%	41,224
2011	11.646011	12.405808	6.52%	41,008
2010	10.837712	11.646011	7.46%	29,772
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.836420	11.064538	2.11%	1,890,128
2018	11.004411	10.836420	-1.53%	2,098,009
2017	11.061363	11.004411	-0.51%	2,158,339
2016	11.112815	11.061363	-0.46%	2,147,892
2015	11.287188	11.112815	-1.54%	2,272,197
2014	11.402909	11.287188	-1.01%	2,516,962
2013	11.633026	11.402909	-1.98%	2,590,571
2012	11.196933	11.633026	3.89%	2,276,898
2011	11.282116	11.196933	-0.76%	1,700,399
2010	10.916941	11.282116	3.35%	640,082
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.100090	10.190901	0.90%	163,685
2018	10.136327	10.100090	-0.36%	127,626
2017	10.083914	10.136327	0.52%	101,326
2016*	10.000000	10.083914	0.84%	23,239
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.556138	11.226764	6.35%	1,099,769
2018	10.813864	10.556138	-2.38%	1,334,041
2017	10.500133	10.813864	2.99%	1,364,397
2016	10.417511	10.500133	0.79%	1,296,766
2015	10.567590	10.417511	-1.42%	1,308,215
2014	10.325496	10.567590	2.34%	1,636,688
2013	10.729699	10.325496	-3.77%	1,765,198
2012	9.973762	10.729699	7.58%	1,436,321
2011*	10.000000	9.973762	-0.26%	839,255
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.276610	20.014209	22.96%	10,949
2018	20.483453	16.276610	-20.54%	10,821
2017	16.469492	20.483453	24.37%	1,373
2016	17.183618	16.469492	-4.16%	0
119

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.614192	42.481283	26.38%	20,479
2018	33.925565	33.614192	-0.92%	28,314
2017	27.121882	33.925565	25.09%	65,368
2016	30.916649	27.121882	-12.27%	50,461
2015	27.978326	30.916649	10.50%	72,304
2014	21.700606	27.978326	28.93%	109,342
2013	14.674413	21.700606	47.88%	79,297
2012	11.401817	14.674413	28.70%	84,616
2011	10.512665	11.401817	8.46%	57,201
2010*	10.000000	10.512665	5.13%	2,029
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.135834	5.628571	9.59%	7,401
2018	7.303833	5.135834	-29.68%	10,292
2017	7.583041	7.303833	-3.68%	17,658
2016	5.381461	7.583041	40.91%	15,612
2015	8.252493	5.381461	-34.79%	12,037
2014	10.414541	8.252493	-20.76%	11,308
2013	9.610602	10.414541	8.37%	11,651
2012*	10.000000	9.610602	-3.89%	11,337
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.264005	5.785733	9.91%	3,856
2018	7.470975	5.264005	-29.54%	4,878
2017	7.735013	7.470975	-3.41%	10,143
2016	5.477963	7.735013	41.20%	11,232
2015	8.377851	5.477963	-34.61%	20,396
2014	10.540980	8.377851	-20.52%	26,735
2013	9.706281	10.540980	8.60%	40,018
2012*	10.000000	9.706281	-2.94%	60,472
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.761589	7.62%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.342412	34.760458	22.64%	92,318
2018	28.477419	28.342412	-0.47%	88,768
2017	23.028372	28.477419	23.66%	109,929
2016	21.752313	23.028372	5.87%	125,345
2015	22.796945	21.752313	-4.58%	140,280
2014	23.647102	22.796945	-3.60%	161,879
2013	16.020725	23.647102	47.60%	151,804
2012	15.116906	16.020725	5.98%	181,912
2011	16.126972	15.116906	-6.26%	169,912
2010	12.947558	16.126972	24.56%	55,665
120

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.869010	12.206156	12.30%	0
2018	12.039699	10.869010	-9.72%	0
2017	10.806018	12.039699	11.42%	0
2016	10.726908	10.806018	0.74%	0
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.593744	8.642561	13.81%	0
2018*	10.000000	7.593744	-24.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	31.001735	36.223998	16.85%	658
2018	37.563538	31.001735	-17.47%	2,095
2017	34.154602	37.563538	9.98%	5,585
2016	28.083164	34.154602	21.62%	5,333
2015	30.558179	28.083164	-8.10%	8,387
2014	28.782917	30.558179	6.17%	8,749
2013	21.459344	28.782917	34.13%	10,139
2012	18.588944	21.459344	15.44%	2,855
2011	20.874369	18.588944	-10.95%	3,430
2010	16.920857	20.874369	23.36%	1,449
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.079076	11.757741	6.13%	3,343
2018	11.700423	11.079076	-5.31%	3,554
2017	11.580532	11.700423	1.04%	4,452
2016	11.383298	11.580532	1.73%	4,024
2015	11.976833	11.383298	-4.96%	4,018
2014	11.897640	11.976833	0.67%	3,928
2013	13.340205	11.897640	-10.81%	4,629
2012	12.748550	13.340205	4.64%	4,022
2011	11.706243	12.748550	8.90%	3,732
2010	11.427508	11.706243	2.44%	1,109
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.154204	27.848844	25.70%	237
2018	26.123655	22.154204	-15.19%	263
2017	24.047497	26.123655	8.63%	191
2016	20.107002	24.047497	19.60%	203
2015	20.964339	20.107002	-4.09%	228
2014	18.507467	20.964339	13.28%	234
2013	14.620076	18.507467	26.59%	257
2012	12.908774	14.620076	13.26%	293
2011	13.358495	12.908774	-3.37%	327
2010	11.521407	13.358495	15.94%	0
121

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.925349	11.109790	11.93%	0
2018	10.489503	9.925349	-5.38%	0
2017	10.051714	10.489503	4.36%	0
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.435850	10.036342	6.36%	8,843
2018	9.754501	9.435850	-3.27%	0
2017	9.698096	9.754501	0.58%	0
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.218373	13.934498	24.21%	0
2018	12.435941	11.218373	-9.79%	0
2017	10.953979	12.435941	13.53%	0
2016	9.684506	10.953979	13.11%	0
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.897636	15.947964	14.75%	0
2018	15.433077	13.897636	-9.95%	0
2017	13.926596	15.433077	10.82%	0
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	3,514
2013	12.883684	14.365164	11.50%	3,514
2012	12.023275	12.883684	7.16%	3,514
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	344
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.606671	12.388453	16.80%	0
2018	12.911154	10.606671	-17.85%	0
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	34.181034	40.708495	19.10%	44
2018	38.540075	34.181034	-11.31%	40
2017	35.181853	38.540075	9.55%	140
2016	28.712668	35.181853	22.53%	446
2015	30.166844	28.712668	-4.82%	462
2014	29.448071	30.166844	2.44%	438
2013	21.474692	29.448071	37.13%	433
2012	19.040545	21.474692	12.78%	467
2011	19.428449	19.040545	-2.00%	7,123
2010	15.844234	19.428449	22.62%	77
122

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.554283	32.468358	27.06%	0
2018	27.565085	25.554283	-7.29%	0
2017	23.334301	27.565085	18.13%	0
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	6,893
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
2010	12.421688	13.864896	11.62%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	21.981584	29.040264	32.11%	0
2018	24.285134	21.981584	-9.49%	0
2017	19.619419	24.285134	23.78%	0
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	29,782
2010	12.505268	14.020079	12.11%	1,227
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.467553	10.750584	13.55%	0
2018	10.121425	9.467553	-6.46%	0
2017*	10.000000	10.121425	1.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.815301	15.950343	24.46%	0
2018	15.835996	12.815301	-19.07%	0
2017	14.539574	15.835996	8.92%	0
2016	11.380989	14.539574	27.75%	0
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.839925	10.267801	4.35%	0
2018	10.107526	9.839925	-2.65%	0
2017	10.026128	10.107526	0.81%	0
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.174954	10.292237	25.90%	0
2018*	10.000000	8.174954	-18.25%	0
123

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.937833	15.721684	12.80%	5,596
2018	14.941397	13.937833	-6.72%	9,346
2017	13.591851	14.941397	9.93%	9,729
2016	13.253330	13.591851	2.55%	10,735
2015	13.672677	13.253330	-3.07%	10,919
2014	13.463495	13.672677	1.55%	11,077
2013	12.205107	13.463495	10.31%	11,227
2012	11.225020	12.205107	8.73%	11,376
2011	11.567530	11.225020	-2.96%	7,080
2010	10.546844	11.567530	9.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.702477	17.175815	16.82%	6,472
2018	16.065929	14.702477	-8.49%	10,158
2017	14.179379	16.065929	13.30%	10,485
2016	13.751411	14.179379	3.11%	13,274
2015	14.176352	13.751411	-3.00%	15,237
2014	13.908193	14.176352	1.93%	15,394
2013	12.342309	13.908193	12.69%	15,544
2012	11.201851	12.342309	10.18%	24,352
2011	11.638850	11.201851	-3.75%	10,978
2010	10.446336	11.638850	11.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.665312	18.946876	20.95%	0
2018	17.486100	15.665312	-10.41%	0
2017	14.865833	17.486100	17.63%	0
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
2010	10.204831	11.525093	12.94%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.902950	13.187215	20.95%	0
2018	11.709944	10.902950	-6.89%	0
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	29.041606	37.152364	27.93%	0
124

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.757681	11.513347	7.02%	0
2018	14.675893	10.757681	-26.70%	0
2017	15.488696	14.675893	-5.25%	0
2016	11.904275	15.488696	30.11%	0
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.291453	26.372962	23.87%	196
2018	23.891671	21.291453	-10.88%	204
2017	21.761985	23.891671	9.79%	207
2016	18.970272	21.761985	14.72%	212
2015	20.328358	18.970272	-6.68%	228
2014	19.229704	20.328358	5.71%	157
2013	15.436922	19.229704	24.57%	167
2012	13.533599	15.436922	14.06%	175
2011	13.796680	13.533599	-1.91%	443
2010	12.319644	13.796680	11.99%	253
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.229498	14.191211	26.37%	0
2018	12.691798	11.229498	-11.52%	0
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.457818	37.154751	30.56%	911
2018	29.333682	28.457818	-2.99%	1,637
2017	22.325583	29.333682	31.39%	1,794
2016	22.782894	22.325583	-2.01%	1,949
2015	21.869122	22.782894	4.18%	20,638
2014	20.215082	21.869122	8.18%	16,109
2013	15.252692	20.215082	32.53%	18,444
2012	13.682083	15.252692	11.48%	15,486
2011	14.043914	13.682083	-2.58%	5,645
2010	11.634753	14.043914	20.71%	18,378
125

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.943365	12.733391	6.61%	890
2018	12.354877	11.943365	-3.33%	976
2017	12.190613	12.354877	1.35%	2,849
2016	11.972600	12.190613	1.82%	2,619
2015	12.391204	11.972600	-3.38%	2,608
2014	12.039095	12.391204	2.92%	5,036
2013	12.615011	12.039095	-4.57%	5,009
2012	12.258973	12.615011	2.90%	4,708
2011	11.752048	12.258973	4.31%	24,747
2010	11.213147	11.752048	4.81%	8,786
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	33.203989	39.855301	20.03%	447
2018	39.985118	33.203989	-16.96%	405
2017	34.037746	39.985118	17.47%	423
2016	31.205243	34.037746	9.08%	453
2015	32.552123	31.205243	-4.14%	459
2014	31.503792	32.552123	3.33%	466
2013	23.793129	31.503792	32.41%	479
2012	21.313396	23.793129	11.63%	534
2011	24.532712	21.313396	-13.12%	2,017
2010	19.579731	24.532712	25.30%	5,439
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	18.904088	23.488365	24.25%	412
2018	22.841045	18.904088	-17.24%	402
2017	18.029926	22.841045	26.68%	406
2016	19.529322	18.029926	-7.68%	757
2015	19.400905	19.529322	0.66%	752
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.688181	12.805980	19.81%	0
2018	11.726504	10.688181	-8.85%	0
2017	11.595130	11.726504	1.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.264936	13.157821	16.80%	0
2018	12.796138	11.264936	-11.97%	0
2017	11.725407	12.796138	9.13%	8,476
2016	10.630221	11.725407	10.30%	8,476
2015	11.631141	10.630221	-8.61%	8,476
2014	11.605011	11.631141	0.23%	8,476
2013	9.621442	11.605011	20.62%	8,476
2012	8.561124	9.621442	12.39%	8,476
2011	8.922286	8.561124	-4.05%	8,476
2010	8.304096	8.922286	7.44%	8,476
126

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.788455	15.594715	13.10%	16,994
2018	14.787805	13.788455	-6.76%	19,018
2017	13.835285	14.787805	6.88%	26,256
2016	12.450280	13.835285	11.12%	30,590
2015	13.745833	12.450280	-9.43%	12,860
2014	13.483172	13.745833	1.95%	29,082
2013	12.143009	13.483172	11.04%	34,547
2012	11.061898	12.143009	9.77%	23,635
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	1,208
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	29.962697	36.892059	23.13%	0
2018	35.296632	29.962697	-15.11%	0
2017	32.731071	35.296632	7.84%	0
2016	25.797235	32.731071	26.88%	4,473
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	325
2010	16.248200	20.303088	24.96%	303
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.329520	11.518838	23.47%	0
2018	11.371348	9.329520	-17.96%	0
2017	8.309852	11.371348	36.84%	0
2016	7.260269	8.309852	14.46%	0
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.137890	18.793374	9.66%	0
2018	20.801278	17.137890	-17.61%	0
2017	18.290622	20.801278	13.73%	0
2016	17.511427	18.290622	4.45%	0
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.858343	8.806212	-0.59%	0
2018	8.918638	8.858343	-0.68%	0
2017	8.978461	8.918638	-0.67%	0
2016	8.949755	8.978461	0.32%	0
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
127

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.896924	11.886622	9.08%	0
2018	11.690605	10.896924	-6.79%	0
2017	10.605088	11.690605	10.24%	0
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.325956	9.889910	6.05%	0
2018*	10.000000	9.325956	-6.74%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.013694	9.224216	2.34%	0
2018	9.745420	9.013694	-7.51%	0
2017	9.645279	9.745420	1.04%	0
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.424219	15.138809	21.85%	6,273
2018	14.424490	12.424219	-13.87%	0
2017	12.909171	14.424490	11.74%	0
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	28.970580	37.112095	28.10%	2,722
2018	34.331610	28.970580	-15.62%	4,741
2017	25.841324	34.331610	32.86%	5,717
2016	26.557404	25.841324	-2.70%	1,694
2015	26.287048	26.557404	1.03%	1,552
2014	26.431530	26.287048	-0.55%	1,771
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.290422	10.013799	7.79%	0
2018	9.988314	9.290422	-6.99%	0
2017	9.665473	9.988314	3.34%	0
2016	9.332961	9.665473	3.56%	0
128

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.242273	10.277278	24.69%	0
2018	10.515258	8.242273	-21.62%	0
2017	8.532968	10.515258	23.23%	0
2016	9.000015	8.532968	-5.19%	0
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	22.963563	29.480387	28.38%	1,724
2018	25.644598	22.963563	-10.45%	3,800
2017	22.560441	25.644598	13.67%	4,438
2016	20.799097	22.560441	8.47%	4,534
2015	20.700239	20.799097	0.48%	4,754
2014	19.240734	20.700239	7.59%	4,955
2013	15.021393	19.240734	28.09%	5,367
2012	13.219623	15.021393	13.63%	5,632
2011	13.607633	13.219623	-2.85%	6,085
2010	12.055541	13.607633	12.87%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	31.863862	39.166291	22.92%	303
2018	36.555250	31.863862	-12.83%	1,749
2017	32.928435	36.555250	11.01%	1,623
2016	28.713249	32.928435	14.68%	1,532
2015	31.376782	28.713249	-8.49%	1,650
2014	28.836962	31.376782	8.81%	1,644
2013	21.042720	28.836962	37.04%	9,450
2012	18.351799	21.042720	14.66%	7,008
2011	19.290778	18.351799	-4.87%	1,955
2010	16.086219	19.290778	19.92%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.263135	15.739794	18.67%	0
2018	14.395202	13.263135	-7.86%	7,013
2017	12.488649	14.395202	15.27%	7,341
2016	13.152349	12.488649	-5.05%	7,018
2015	14.725730	13.152349	-10.68%	6,208
2014	15.951061	14.725730	-7.68%	7,222
2013	13.080810	15.951061	21.94%	6,643
2012	11.263878	13.080810	16.13%	6,519
2011	12.455671	11.263878	-9.57%	5,313
2010	11.761044	12.455671	5.91%	0
129

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.731030	12.711487	8.36%	0
2018	12.299843	11.731030	-4.62%	0
2017	11.830637	12.299843	3.97%	0
2016	10.448052	11.830637	13.23%	0
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	6
2013	10.723743	11.547573	7.68%	18,158
2012*	10.000000	10.723743	7.24%	33,573
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.195047	20.425818	34.42%	0
2018	15.604102	15.195047	-2.62%	0
2017	12.617458	15.604102	23.67%	0
2016	12.200580	12.617458	3.42%	0
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.364757	9.972656	6.49%	0
2018	9.736429	9.364757	-3.82%	0
2017	9.666392	9.736429	0.72%	0
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	35.475349	47.310983	33.36%	183
2018	35.793847	35.475349	-0.89%	193
2017	28.252628	35.793847	26.69%	225
2016	28.437489	28.252628	-0.65%	248
2015	26.069556	28.437489	9.08%	251
2014	24.663271	26.069556	5.70%	284
2013	19.336156	24.663271	27.55%	294
2012	16.020816	19.336156	20.69%	309
2011	17.665535	16.020816	-9.31%	354
2010	17.024431	17.665535	3.77%	1,102
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.813724	30.785300	41.13%	1,801
2018	22.186202	21.813724	-1.68%	4,204
2017	15.709029	22.186202	41.23%	5,149
2016	14.157758	15.709029	10.96%	5,820
2015	13.883259	14.157758	1.98%	2,901
2014	13.028629	13.883259	6.56%	3,155
2013	9.874613	13.028629	31.94%	3,315
2012*	10.000000	9.874613	-1.25%	3,483
130

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.113061	27.304373	23.48%	0
2018	26.743389	22.113061	-17.31%	0
2017	20.978435	26.743389	27.48%	0
2016	23.073675	20.978435	-9.08%	0
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.221474	9.465323	15.13%	0
2018	10.360606	8.221474	-20.65%	0
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	8
2014	9.759303	9.069337	-7.07%	18,462
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.654711	10.199785	5.65%	0
2018	10.011530	9.654711	-3.56%	0
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.998519	20.649019	37.67%	3,734
2018	15.662335	14.998519	-4.24%	2,813
2017	12.721108	15.662335	23.12%	3,758
2016	11.997419	12.721108	6.03%	4,145
2015	12.581382	11.997419	-4.64%	6,813
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.161819	33.017270	26.20%	409
2018	29.952720	26.161819	-12.66%	426
2017	26.190386	29.952720	14.37%	424
2016	23.619868	26.190386	10.88%	445
2015	24.466486	23.619868	-3.46%	5,591
2014	22.782329	24.466486	7.39%	470
2013	17.241002	22.782329	32.14%	503
2012	15.268221	17.241002	12.92%	544
2011	15.740351	15.268221	-3.00%	599
2010	14.522997	15.740351	8.38%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.765856	7.66%	0
131

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.106632	19.722513	22.45%	1,120
2018	18.311334	16.106632	-12.04%	634
2017	14.815493	18.311334	23.60%	641
2016	14.639677	14.815493	1.20%	643
2015	14.129694	14.639677	3.61%	715
2014	14.337034	14.129694	-1.45%	19,765
2013	11.526613	14.337034	24.38%	23,664
2012	10.203372	11.526613	12.97%	754
2011	10.659314	10.203372	-4.28%	6,427
2010*	10.000000	10.659314	6.59%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.995588	11.209154	24.61%	0
2018	10.023123	8.995588	-10.25%	0
2017	9.138275	10.023123	9.68%	0
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.167599	19.536806	20.84%	0
2018	17.877041	16.167599	-9.56%	2,878
2017	15.608889	17.877041	14.53%	2,949
2016	14.428448	15.608889	8.18%	2,794
2015	15.949212	14.428448	-9.54%	2,835
2014	16.711594	15.949212	-4.56%	2,750
2013	12.999241	16.711594	28.56%	2,575
2012	10.878675	12.999241	19.49%	2,648
2011	11.265383	10.878675	-3.43%	2,744
2010*	10.000000	11.265383	12.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.358063	16.899882	17.70%	166,206
2018	15.508121	14.358063	-7.42%	178,334
2017	13.742313	15.508121	12.85%	187,851
2016	12.936619	13.742313	6.23%	187,383
2015	13.145771	12.936619	-1.59%	195,415
2014	12.848561	13.145771	2.31%	209,616
2013	10.694457	12.848561	20.14%	218,239
2012	9.484316	10.694457	12.76%	215,588
2011	9.642376	9.484316	-1.64%	124,644
2010	8.833028	9.642376	9.16%	90,277
132

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.948833	10.566104	6.20%	27,215
2018	10.321399	9.948833	-3.61%	20,470
2017	10.261170	10.321399	0.59%	21,389
2016	10.257067	10.261170	0.04%	19,897
2015	10.549847	10.257067	-2.78%	20,130
2014	10.312484	10.549847	2.30%	19,738
2013	10.861918	10.312484	-5.06%	23,741
2012	10.619417	10.861918	2.28%	18,806
2011	10.306571	10.619417	3.04%	17,997
2010	9.978477	10.306571	3.29%	5,612
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.877800	20.854358	31.34%	7,309
2018	17.991002	15.877800	-11.75%	1,189
2017	14.095292	17.991002	27.64%	403
2016	14.436052	14.095292	-2.36%	431
2015	13.904076	14.436052	3.83%	20,661
2014	14.010754	13.904076	-0.76%	393
2013	11.176181	14.010754	25.36%	401
2012	9.394355	11.176181	18.97%	438
2011	10.629301	9.394355	-11.62%	1,272
2010	9.799774	10.629301	8.46%	745
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.670266	22.434941	26.96%	10,958
2018	18.255174	17.670266	-3.20%	2,206
2017	14.657029	18.255174	24.55%	1,459
2016	13.789587	14.657029	6.29%	1,598
2015	13.295893	13.789587	3.71%	1,703
2014	12.625352	13.295893	5.31%	1,606
2013	9.995760	12.625352	26.31%	1,687
2012	8.737424	9.995760	14.40%	1,815
2011	9.406610	8.737424	-7.11%	2,839
2010	8.166735	9.406610	15.18%	5,091
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.767337	18.084507	22.46%	21,289
2018	15.494573	14.767337	-4.69%	10,944
2017	13.039542	15.494573	18.83%	15,228
2016	12.044352	13.039542	8.26%	17,171
2015	12.226688	12.044352	-1.49%	17,839
2014	11.382472	12.226688	7.42%	18,561
2013	8.784156	11.382472	29.58%	23,947
2012	7.700587	8.784156	14.07%	24,359
2011	8.082379	7.700587	-4.72%	25,780
2010	7.473482	8.082379	8.15%	8,350
133

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.302099	14.151481	6.39%	686
2018	13.979972	13.302099	-4.85%	731
2017	13.490590	13.979972	3.63%	678
2016	12.740906	13.490590	5.88%	629
2015	13.463479	12.740906	-5.37%	650
2014	13.299277	13.463479	1.23%	649
2013	13.802520	13.299277	-3.65%	652
2012	12.618776	13.802520	9.38%	577
2011	12.267503	12.618776	2.86%	546
2010	11.383200	12.267503	7.77%	211
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.714918	29.351463	23.77%	907
2018	26.301238	23.714918	-9.83%	919
2017	22.931176	26.301238	14.70%	958
2016	20.012585	22.931176	14.58%	1,059
2015	21.967720	20.012585	-8.90%	1,101
2014	20.695251	21.967720	6.15%	930
2013	15.695825	20.695251	31.85%	1,026
2012	13.630653	15.695825	15.15%	1,135
2011	14.352557	13.630653	-5.03%	1,508
2010	12.757362	14.352557	12.50%	4,325
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.528197	10.672958	12.01%	0
2018	10.684043	9.528197	-10.82%	0
2017	9.256427	10.684043	15.42%	0
2016	9.223586	9.256427	0.36%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.009062	10.396221	3.87%	0
2018*	10.000000	10.009062	0.09%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.451471	20.631583	11.82%	0
2018	19.522506	18.451471	-5.49%	0
2017	18.763999	19.522506	4.04%	0
2016	16.865947	18.763999	11.25%	721
2015	17.770721	16.865947	-5.09%	721
2014	17.782223	17.770721	-0.06%	2,465
134

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.495430	18.093306	24.82%	1,573
2018	15.661239	14.495430	-7.44%	4,806
2017	12.880503	15.661239	21.59%	5,509
2016	11.640080	12.880503	10.66%	5,834
2015	12.088895	11.640080	-3.71%	6,125
2014	11.641640	12.088895	3.84%	6,222
2013	8.322867	11.641640	39.88%	6,495
2012	7.310415	8.322867	13.85%	7,474
2011	8.491116	7.310415	-13.91%	7,789
2010	7.551323	8.491116	12.45%	205
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.101980	11.782630	29.45%	0
2018	11.210407	9.101980	-18.81%	5,124
2017	9.162929	11.210407	22.35%	4,736
2016	9.640328	9.162929	-4.95%	4,832
2015	9.957829	9.640328	-3.19%	4,283
2014	10.358492	9.957829	-3.87%	4,425
2013	8.779059	10.358492	17.99%	4,170
2012	7.798884	8.779059	12.57%	3,892
2011	8.854791	7.798884	-11.92%	3,865
2010	7.984057	8.854791	10.91%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.592224	29.663124	25.73%	0
2018	24.280530	23.592224	-2.83%	0
2017	20.719226	24.280530	17.19%	261
2016	19.125757	20.719226	8.33%	285
2015	19.497213	19.125757	-1.91%	302
2014	17.893068	19.497213	8.97%	306
2013	14.038553	17.893068	27.46%	335
2012	12.654456	14.038553	10.94%	373
2011	12.935991	12.654456	-2.18%	416
2010	11.723931	12.935991	10.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.109939	14.628774	20.80%	0
2018	13.925070	12.109939	-13.03%	0
2017	11.926923	13.925070	16.75%	0
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
135

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.595667	13.128269	13.22%	0
2018	12.692033	11.595667	-8.64%	0
2017	11.622467	12.692033	9.20%	0
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	8,420
2014	11.469003	11.656842	1.64%	8,522
2013	10.264545	11.469003	11.73%	8,614
2012	9.484681	10.264545	8.22%	8,702
2011	9.865025	9.484681	-3.86%	618
2010	9.168916	9.865025	7.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.066030	14.138340	17.17%	84,448
2018	13.483910	12.066030	-10.52%	89,142
2017	11.947312	13.483910	12.86%	95,601
2016	11.422711	11.947312	4.59%	103,647
2015	11.879499	11.422711	-3.85%	101,864
2014	11.643410	11.879499	2.03%	104,326
2013	9.854361	11.643410	18.15%	105,598
2012	8.898775	9.854361	10.74%	107,585
2011	9.457221	8.898775	-5.90%	107,969
2010	8.634762	9.457221	9.52%	21,313
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.661228	11.498002	7.85%	27,324
2018	11.234458	10.661228	-5.10%	27,798
2017	10.838423	11.234458	3.65%	28,268
2016	10.630838	10.838423	1.95%	28,701
2015	10.989682	10.630838	-3.27%	6,877
2014	10.913127	10.989682	0.70%	6,987
2013	10.672242	10.913127	2.26%	7,093
2012	10.188217	10.672242	4.75%	17,862
2011	10.308704	10.188217	-1.17%	7,299
2010	9.904798	10.308704	4.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.400154	11.538950	10.95%	0
2018	11.478837	10.400154	-9.40%	0
2017	10.262883	11.478837	11.85%	0
2016	9.976321	10.262883	2.87%	0
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
136

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.673032	12.004222	12.47%	6,099
2018	11.787722	10.673032	-9.46%	6,199
2017	10.268357	11.787722	14.80%	6,294
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.880088	13.677812	15.13%	8,376
2018	13.122733	11.880088	-9.47%	8,505
2017	11.814656	13.122733	11.07%	16,441
2016	11.357533	11.814656	4.02%	10,943
2015	11.780332	11.357533	-3.59%	13,694
2014	11.560275	11.780332	1.90%	13,770
2013	10.069798	11.560275	14.80%	13,840
2012	9.196320	10.069798	9.50%	19,213
2011	9.661834	9.196320	-4.82%	22,101
2010	8.902263	9.661834	8.53%	10,632
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.064597	14.370697	19.11%	0
2018	13.682485	12.064597	-11.82%	0
2017	11.890804	13.682485	15.07%	0
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
2010	8.358577	9.229854	10.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.372579	12.667601	11.39%	0
2018	12.255655	11.372579	-7.21%	0
2017	11.444083	12.255655	7.09%	0
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	2,052
2013	10.450646	11.328751	8.40%	4,635
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
2010	9.437218	10.027472	6.25%	0
137

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.538971	13.744996	9.62%	1,901
2018	15.263937	12.538971	-17.85%	1,698
2017	12.762624	15.263937	19.60%	1,638
2016	12.951272	12.762624	-1.46%	1,775
2015	13.830092	12.951272	-6.35%	1,703
2014	15.450904	13.830092	-10.49%	1,407
2013	13.202184	15.450904	17.03%	1,345
2012	11.331470	13.202184	16.51%	1,465
2011	13.277584	11.331470	-14.66%	2,450
2010	12.811727	13.277584	3.64%	908
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.004394	11.656513	5.93%	266
2018	11.372198	11.004394	-3.23%	292
2017	11.200787	11.372198	1.53%	269
2016	10.945211	11.200787	2.34%	242
2015	11.331400	10.945211	-3.41%	243
2014	11.108157	11.331400	2.01%	249
2013	11.646760	11.108157	-4.62%	251
2012	11.120167	11.646760	4.74%	218
2011	10.740293	11.120167	3.54%	195
2010	10.321677	10.740293	4.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.641230	12.432749	6.80%	0
2018	12.123774	11.641230	-3.98%	0
2017	11.988523	12.123774	1.13%	0
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.638636	13.583737	16.71%	0
2018	13.299673	11.638636	-12.49%	0
2017	11.576207	13.299673	14.89%	0
2016	10.663899	11.576207	8.56%	0
2015	11.299958	10.663899	-5.63%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.094174	12.704736	14.52%	0
2018	12.351908	11.094174	-10.18%	0
2017	11.134066	12.351908	10.94%	0
2016	10.503513	11.134066	6.00%	0
2015	10.971671	10.503513	-4.27%	0
138

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.278869	30.217704	19.54%	1,221
2018	31.507248	25.278869	-19.77%	4,291
2017	22.892092	31.507248	37.63%	4,045
2016	21.854914	22.892092	4.75%	4,719
2015	26.773426	21.854914	-18.37%	4,682
2014	29.144341	26.773426	-8.14%	4,309
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.548742	10.924353	3.56%	514
2018	10.831515	10.548742	-2.61%	559
2017	10.887230	10.831515	-0.51%	512
2016	11.089083	10.887230	-1.82%	447
2015	11.391655	11.089083	-2.66%	427
2014	11.178962	11.391655	1.90%	432
2013	11.956428	11.178962	-6.50%	421
2012	11.906138	11.956428	0.42%	356
2011	11.390386	11.906138	4.53%	305
2010	11.154997	11.390386	2.11%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.856603	7.792651	-0.81%	3,683
2018	7.952735	7.856603	-1.21%	3,733
2017	8.126009	7.952735	-2.13%	4,832
2016	8.337415	8.126009	-2.54%	4,407
2015	8.555579	8.337415	-2.55%	4,147
2014	8.779455	8.555579	-2.55%	4,125
2013	9.009187	8.779455	-2.55%	3,926
2012	9.245579	9.009187	-2.56%	3,528
2011	9.486829	9.245579	-2.54%	3,305
2010	9.735058	9.486829	-2.55%	2,395
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.806189	9.045922	15.88%	957
2018	9.403671	7.806189	-16.99%	902
2017	7.593107	9.403671	23.84%	1,380
2016	7.742192	7.593107	-1.93%	1,500
2015	8.209248	7.742192	-5.69%	1,469
2014	8.485170	8.209248	-3.25%	1,365
2013	7.406374	8.485170	14.57%	1,366
2012	6.596234	7.406374	12.28%	1,409
2011	7.520638	6.596234	-12.29%	1,442
2010	6.829224	7.520638	10.12%	2,979
139

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.419518	9.944448	18.11%	490
2018	10.062709	8.419518	-16.33%	482
2017	8.296208	10.062709	21.29%	466
2016	8.468400	8.296208	-2.03%	492
2015	8.812461	8.468400	-3.90%	485
2014	9.639599	8.812461	-8.58%	378
2013	8.174218	9.639599	17.93%	364
2012	7.096218	8.174218	15.19%	392
2011	8.355280	7.096218	-15.07%	385
2010	7.983117	8.355280	4.66%	164
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.561172	27.203658	20.58%	0
2018	25.404617	22.561172	-11.19%	71
2017	22.010817	25.404617	15.42%	167
2016	20.631727	22.010817	6.68%	270
2015	21.385114	20.631727	-3.52%	388
2014	20.902649	21.385114	2.31%	501
2013	16.856410	20.902649	24.00%	623
2012	14.924933	16.856410	12.94%	776
2011	15.941481	14.924933	-6.38%	1,826
2010	14.270643	15.941481	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.627643	16.441528	12.40%	16,723
2018	15.777749	14.627643	-7.29%	17,052
2017	14.567863	15.777749	8.31%	17,373
2016	14.061722	14.567863	3.60%	17,674
2015	14.454808	14.061722	-2.72%	17,980
2014	14.182742	14.454808	1.92%	21,812
2013	12.831316	14.182742	10.53%	22,115
2012	12.037977	12.831316	6.59%	22,300
2011	12.243948	12.037977	-1.68%	22,587
2010	11.441283	12.243948	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.136146	20.029143	16.88%	11,735
2018	18.803911	17.136146	-8.87%	11,925
2017	16.805757	18.803911	11.89%	17,859
2016	16.005533	16.805757	5.00%	18,903
2015	16.512212	16.005533	-3.07%	33,535
2014	16.104915	16.512212	2.53%	33,998
2013	13.830086	16.104915	16.45%	34,423
2012	12.643935	13.830086	9.38%	40,305
2011	13.096652	12.643935	-3.46%	43,043
2010	11.995956	13.096652	9.18%	32,444
140

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.137332	12.955404	6.74%	0
2018	12.685488	12.137332	-4.32%	0
2017	12.316570	12.685488	3.00%	0
2016	12.121144	12.316570	1.61%	0
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	758
2010	11.305970	11.666968	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.476182	11.536059	10.12%	0
2018	11.392814	10.476182	-8.05%	0
2017	10.251628	11.392814	11.13%	0
2016	9.951129	10.251628	3.02%	0
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.755491	12.079473	12.31%	0
2018	11.749945	10.755491	-8.46%	0
2017	10.307918	11.749945	13.99%	0
2016	9.889480	10.307918	4.23%	0
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.512185	20.094005	14.74%	8,793
2018	19.055448	17.512185	-8.10%	8,862
2017	17.314355	19.055448	10.06%	9,005
2016	16.581702	17.314355	4.42%	12,090
2015	17.072766	16.581702	-2.88%	14,089
2014	16.656509	17.072766	2.50%	14,262
2013	14.655419	16.656509	13.65%	14,418
2012	13.572366	14.655419	7.98%	14,508
2011	13.932384	13.572366	-2.58%	20,474
2010	12.889966	13.932384	8.09%	3,740
141

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.473955	24.307089	18.72%	21,044
2018	22.772424	20.473955	-10.09%	21,044
2017	20.026333	22.772424	13.71%	21,044
2016	18.942264	20.026333	5.72%	21,044
2015	19.580880	18.942264	-3.26%	22,730
2014	19.144282	19.580880	2.28%	22,730
2013	16.052812	19.144282	19.26%	22,730
2012	14.481183	16.052812	10.85%	24,693
2011	15.182222	14.481183	-4.62%	24,693
2010	13.807159	15.182222	9.96%	26,076
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.833471	16.404283	10.59%	13,346
2018	15.814004	14.833471	-6.20%	13,618
2017	14.857986	15.814004	6.43%	13,877
2016	14.423121	14.857986	3.02%	14,125
2015	14.805082	14.423121	-2.58%	14,367
2014	14.505035	14.805082	2.07%	14,596
2013	13.470774	14.505035	7.68%	14,806
2012	12.795373	13.470774	5.28%	14,659
2011	12.864085	12.795373	-0.53%	14,849
2010	12.164556	12.864085	5.75%	4,044
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.384758	3.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.683021	6.83%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.829473	20.087379	26.90%	338
2018	16.809340	15.829473	-5.83%	334
2017	13.279826	16.809340	26.58%	391
2016	13.360452	13.279826	-0.60%	421
2015	13.294008	13.360452	0.50%	426
2014	12.384991	13.294008	7.34%	374
2013	9.455041	12.384991	30.99%	406
2012	8.354559	9.455041	13.17%	426
2011	8.859090	8.354559	-5.70%	464
2010	7.880412	8.859090	12.42%	227
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.584536	12.271356	15.94%	0
2018	11.413278	10.584536	-7.26%	0
2017	9.962310	11.413278	14.56%	0
2016	9.417301	9.962310	5.79%	0
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
142

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.878613	14.120424	18.87%	0
2018	12.513458	11.878613	-5.07%	0
2017	10.550698	12.513458	18.60%	0
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.516251	34.148833	33.83%	0
2018	26.597647	25.516251	-4.07%	1,823
2017	21.477644	26.597647	23.84%	2,314
2016	21.328997	21.477644	0.70%	3,291
2015	20.880164	21.328997	2.15%	1,278
2014	19.736633	20.880164	5.79%	1,119
2013	14.860568	19.736633	32.81%	1,149
2012	12.877914	14.860568	15.40%	1,204
2011	13.552335	12.877914	-4.98%	556
2010	12.815268	13.552335	5.75%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.339706	26.344496	23.45%	991
2018	24.192566	21.339706	-11.79%	1,035
2017	22.892101	24.192566	5.68%	261
2016	19.539878	22.892101	17.16%	261
2015	20.983330	19.539878	-6.88%	266
2014	19.063981	20.983330	10.07%	9,782
2013	14.857003	19.063981	28.32%	11,761
2012	13.322188	14.857003	11.52%	219
2011	13.603911	13.322188	-2.07%	236
2010	12.337108	13.603911	10.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	32.479909	39.770879	22.45%	45
2018	37.617452	32.479909	-13.66%	44
2017	33.338231	37.617452	12.84%	47
2016	28.438030	33.338231	17.23%	50
2015	29.941009	28.438030	-5.02%	54
2014	28.079326	29.941009	6.63%	57
2013	21.656579	28.079326	29.66%	58
2012	18.918860	21.656579	14.47%	67
2011	19.919798	18.918860	-5.02%	10,023
2010	16.196685	19.919798	22.99%	74
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.359760	14.002739	13.29%	1,503
2018	15.345430	12.359760	-19.46%	1,476
2017	12.849949	15.345430	19.42%	914
2016	12.559637	12.849949	2.31%	1,015
2015	13.616307	12.559637	-7.76%	980
2014	15.469808	13.616307	-11.98%	884
143

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.864081	15.682470	21.91%	227
2018	14.968004	12.864081	-14.06%	224
2017	13.429722	14.968004	11.45%	234
2016	11.874759	13.429722	13.09%	247
2015	12.619213	11.874759	-5.90%	262
2014	11.746224	12.619213	7.43%	261
2013	8.926637	11.746224	31.59%	284
2012	7.790317	8.926637	14.59%	320
2011	8.512429	7.790317	-8.48%	360
2010	7.747515	8.512429	9.87%	336
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.312200	19.686942	20.69%	309
2018	19.277733	16.312200	-15.38%	3,154
2017	17.375973	19.277733	10.94%	3,049
2016	15.161768	17.375973	14.60%	2,820
2015	16.020867	15.161768	-5.36%	3,051
2014	14.048896	16.020867	14.04%	2,991
2013	10.625415	14.048896	32.22%	3,343
2012	9.372148	10.625415	13.37%	3,536
2011	9.845472	9.372148	-4.81%	3,529
2010	8.444937	9.845472	16.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.255389	29.360542	31.93%	73
2018	24.886092	22.255389	-10.57%	70
2017	20.486095	24.886092	21.48%	79
2016	19.453096	20.486095	5.31%	86
2015	19.857030	19.453096	-2.03%	88
2014	19.872287	19.857030	-0.08%	70
2013	14.165904	19.872287	40.28%	65
2012	12.854435	14.165904	10.20%	74
2011	13.304735	12.854435	-3.38%	83
2010	10.912901	13.304735	21.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	28.576720	33.053148	15.66%	94
2018	35.388948	28.576720	-19.25%	84
2017	33.389597	35.388948	5.99%	82
2016	27.274525	33.389597	22.42%	88
2015	29.866824	27.274525	-8.68%	93
2014	28.706308	29.866824	4.04%	70
2013	21.037040	28.706308	36.46%	68
2012	17.944994	21.037040	17.23%	79
2011	19.475784	17.944994	-7.86%	92
2010	15.801537	19.475784	23.25%	290
144

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	28.160899	34.400655	22.16%	0
2018	33.157766	28.160899	-15.07%	0
2017	30.055699	33.157766	10.32%	0
2016	25.166360	30.055699	19.43%	286
2015	26.323873	25.166360	-4.40%	286
2014	26.863444	26.323873	-2.01%	275
2013	19.612714	26.863444	36.97%	275
2012	17.467384	19.612714	12.28%	275
2011	19.027826	17.467384	-8.20%	936
2010	15.622746	19.027826	21.80%	4,199
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.326830	18.826366	22.83%	0
2018	16.712104	15.326830	-8.29%	0
2017	14.487598	16.712104	15.35%	0
2016	13.500832	14.487598	7.31%	0
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
2010	7.765678	9.350943	20.41%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.088530	15.366886	27.12%	0
2018	12.931366	12.088530	-6.52%	0
2017	12.500743	12.931366	3.44%	0
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.947649	19.058837	27.50%	39,067
2018	16.127017	14.947649	-7.31%	42,421
2017	13.650424	16.127017	18.14%	55,515
2016	12.573658	13.650424	8.56%	62,915
2015	12.782159	12.573658	-1.63%	34,296
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
145

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.138619	9.269587	1.43%	177
2018	9.302776	9.138619	-1.76%	187
2017	9.397131	9.302776	-1.00%	179
2016	9.407928	9.397131	-0.11%	163
2015	9.687166	9.407928	-2.88%	157
2014	9.891801	9.687166	-2.07%	162
2013	10.139962	9.891801	-2.45%	156
2012	10.051801	10.139962	0.88%	138
2011	10.181934	10.051801	-1.28%	120
2010	10.201506	10.181934	-0.19%	127
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.327657	16.229630	21.77%	0
2018	15.428709	13.327657	-13.62%	0
2017	13.865015	15.428709	11.28%	0
2016	11.770191	13.865015	17.80%	687
2015	12.698164	11.770191	-7.31%	687
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.048029	20.066407	33.35%	693
2018	16.615262	15.048029	-9.43%	713
2017	13.369108	16.615262	24.28%	813
2016	12.934688	13.369108	3.36%	883
2015	13.319259	12.934688	-2.89%	872
2014	13.177666	13.319259	1.07%	813
2013	9.755918	13.177666	35.07%	792
2012	8.732915	9.755918	11.71%	901
2011	9.378430	8.732915	-6.88%	990
2010	7.609490	9.378430	23.25%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.562546	8.651835	1.04%	0
2018	8.699031	8.562546	-1.57%	0
2017	8.847186	8.699031	-1.67%	0
2016	8.968705	8.847186	-1.35%	0
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
2010	9.348803	9.591920	2.60%	0
146

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.972792	10.859809	8.89%	0
2018	10.824881	9.972792	-7.87%	0
2017	9.796623	10.824881	10.50%	0
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.342624	10.438408	11.73%	0
2018	10.074589	9.342624	-7.27%	0
2017	9.416520	10.074589	6.99%	0
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.136161	10.560994	4.19%	3,558
2018	10.844618	10.136161	-6.53%	3,558
2017	10.048882	10.844618	7.92%	3,558
2016	10.020181	10.048882	0.29%	3,558
2015	11.077206	10.020181	-9.54%	3,844
2014	11.332956	11.077206	-2.26%	3,844
2013	12.446898	11.332956	-8.95%	3,844
2012	12.138362	12.446898	2.54%	4,175
2011	11.488230	12.138362	5.66%	4,175
2010	10.778640	11.488230	6.58%	5,158
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.012797	10.140324	1.27%	5,320
2018	10.251948	10.012797	-2.33%	5,576
2017	10.389373	10.251948	-1.32%	6,175
2016	10.523153	10.389373	-1.27%	5,675
2015	10.776015	10.523153	-2.35%	5,418
2014	10.975869	10.776015	-1.82%	6,261
2013	11.289295	10.975869	-2.78%	6,079
2012	10.955543	11.289295	3.05%	42,373
2011	11.129257	10.955543	-1.56%	4,768
2010	10.857437	11.129257	2.50%	784
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.881831	9.889486	0.08%	0
2018	9.999140	9.881831	-1.17%	0
2017	10.028880	9.999140	-0.30%	0
2016*	10.000000	10.028880	0.29%	0
147

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.914845	10.458872	5.49%	37,794
2018	10.240757	9.914845	-3.18%	6,489
2017	10.025066	10.240757	2.15%	6,161
2016	10.027595	10.025066	-0.03%	5,724
2015	10.255570	10.027595	-2.22%	5,568
2014	10.102889	10.255570	1.51%	5,280
2013	10.584565	10.102889	-4.55%	5,198
2012	9.919841	10.584565	6.70%	4,587
2011*	10.000000	9.919841	-0.80%	4,269
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.319254	17.464064	21.96%	0
2018	18.169149	14.319254	-21.19%	0
2017	14.728201	18.169149	23.36%	0
2016	15.492662	14.728201	-4.93%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.316318	39.255014	25.35%	2,083
2018	31.867520	31.316318	-1.73%	3,383
2017	25.685022	31.867520	24.07%	4,165
2016	29.518552	25.685022	-12.99%	4,885
2015	26.932388	29.518552	9.60%	4,784
2014	21.060683	26.932388	27.88%	1,998
2013	14.358445	21.060683	46.68%	2,413
2012	11.248058	14.358445	27.65%	2,743
2011	10.455834	11.248058	7.58%	2,672
2010*	10.000000	10.455834	4.56%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.863116	5.286300	8.70%	0
2018	6.973184	4.863116	-30.26%	9,508
2017	7.299016	6.973184	-4.46%	7,599
2016	5.222290	7.299016	39.77%	6,773
2015	8.074339	5.222290	-35.32%	8,714
2014	10.273556	8.074339	-21.41%	5,462
2013	9.558322	10.273556	7.48%	4,186
2012*	10.000000	9.558322	-4.42%	3,606
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.984389	5.433814	9.02%	0
2018	7.132621	4.984389	-30.12%	0
2017	7.445137	7.132621	-4.20%	0
2016	5.315815	7.445137	40.06%	0
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.702926	7.03%	0
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Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.250586	30.716299	21.65%	2,883
2018	25.580440	25.250586	-1.29%	3,147
2017	20.854950	25.580440	22.66%	344
2016	19.860591	20.854950	5.01%	655
2015	20.985323	19.860591	-5.36%	669
2014	21.946731	20.985323	-4.38%	890
2013	14.990650	21.946731	46.40%	360
2012	14.261374	14.990650	5.11%	432
2011	15.338966	14.261374	-7.03%	495
2010	12.415878	15.338966	23.54%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
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For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
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Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
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Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
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•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Taxation of Lifetime Withdrawals Under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider
While the tax treatment for withdrawals for benefits such as 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
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Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
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Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
159

(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar
160

year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
161

Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
162

Nationwide DestinationSM [L]
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2020. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2019. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.477850	12.995693	13.22%	89
2018	12.609964	11.477850	-8.98%	89
2017	11.225990	12.609964	12.33%	90
2016	11.053331	11.225990	1.56%	90
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	2,163
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.635437	8.761351	14.75%	0
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	35.298671	41.583290	17.80%	106,760
2018	42.419393	35.298671	-16.79%	103,848
2017	38.256744	42.419393	10.88%	117,344
2016	31.200744	38.256744	22.61%	130,900
2015	33.673966	31.200744	-7.34%	152,228
2014	31.459395	33.673966	7.04%	166,500
2013	23.263995	31.459395	35.23%	179,568
2012	19.987746	23.263995	16.39%	211,356
2011	22.262631	19.987746	-10.22%	210,324
2010	17.899440	22.262631	24.38%	94,367

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.627447	13.510968	7.00%	1,133,763
2018	13.226427	12.627447	-4.53%	1,315,665
2017	12.984597	13.226427	1.86%	1,325,237
2016	12.659799	12.984597	2.57%	1,298,037
2015	13.211386	12.659799	-4.18%	1,344,709
2014	13.017171	13.211386	1.49%	1,479,574
2013	14.476590	13.017171	-10.08%	1,545,443
2012	13.721610	14.476590	5.50%	1,416,085
2011	12.497477	13.721610	9.80%	1,147,753
2010	12.100594	12.497477	3.28%	468,606
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.772924	31.396233	26.74%	243,986
2018	28.972226	24.772924	-14.49%	278,135
2017	26.453221	28.972226	9.52%	305,848
2016	21.939001	26.453221	20.58%	331,613
2015	22.688162	21.939001	-3.30%	340,261
2014	19.866235	22.688162	14.20%	378,123
2013	15.565748	19.866235	27.63%	401,610
2012	13.631589	15.565748	14.19%	444,912
2011	13.991845	13.631589	-2.57%	415,881
2010	11.969492	13.991845	16.90%	156,817
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.227560	11.542041	12.85%	1,220
2018	10.720397	10.227560	-4.60%	148
2017	10.189546	10.720397	5.21%	2,345
2016	9.192196	10.189546	10.85%	1,490
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.723128	10.426801	7.24%	194,110
2018	9.969194	9.723128	-2.47%	201,728
2017	9.831075	9.969194	1.40%	174,308
2016	9.765557	9.831075	0.67%	164,156
2015*	10.000000	9.765557	-2.34%	126,996
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.559932	14.476580	25.23%	23,635
2018	12.709605	11.559932	-9.05%	26,544
2017	11.104182	12.709605	14.46%	29,362
2016	9.737612	11.104182	14.03%	28,281
2015*	10.000000	9.737612	-2.62%	13,367

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.040663	17.401283	15.69%	126,856
2018	16.565571	15.040663	-9.21%	147,471
2017	14.827213	16.565571	11.72%	187,792
2016	14.537422	14.827213	1.99%	226,473
2015	14.945997	14.537422	-2.73%	274,575
2014	14.923860	14.945997	0.15%	343,120
2013	13.275810	14.923860	12.41%	419,979
2012	12.288096	13.275810	8.04%	471,716
2011	12.978965	12.288096	-5.32%	577,083
2010	12.035254	12.978965	7.84%	166,795
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.019331	12.976111	17.76%	28,170
2018	13.303536	11.019331	-17.17%	26,918
2017	11.769594	13.303536	13.03%	28,401
2016	10.397956	11.769594	13.19%	35,712
2015	10.856344	10.397956	-4.22%	38,622
2014*	10.000000	10.856344	8.56%	27,899
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	38.918182	46.730696	20.07%	43,588
2018	43.521784	38.918182	-10.58%	52,441
2017	39.406965	43.521784	10.44%	50,692
2016	31.899888	39.406965	23.53%	88,197
2015	33.242517	31.899888	-4.04%	77,554
2014	32.186213	33.242517	3.28%	92,469
2013	23.280544	32.186213	38.25%	106,920
2012	20.473298	23.280544	13.71%	121,044
2011	20.720623	20.473298	-1.19%	112,957
2010	16.760592	20.720623	23.63%	39,111
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	29.095751	37.271401	28.10%	104,129
2018	31.128111	29.095751	-6.53%	116,825
2017	26.136670	31.128111	19.10%	140,169
2016	23.869921	26.136670	9.50%	190,744
2015	24.085928	23.869921	-0.90%	234,451
2014	21.674639	24.085928	11.12%	253,158
2013	16.749922	21.674639	29.40%	286,175
2012	14.764267	16.749922	13.45%	290,506
2011	14.787085	14.764267	-0.15%	253,216
2010	13.140125	14.787085	12.53%	106,080

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	25.027866	33.336085	33.20%	203,529
2018	27.424124	25.027866	-8.74%	219,647
2017	21.975600	27.424124	24.79%	251,684
2016	20.779660	21.975600	5.76%	294,021
2015	21.739768	20.779660	-4.42%	339,654
2014	20.520863	21.739768	5.94%	383,241
2013	17.286242	20.520863	18.71%	444,848
2012	15.975323	17.286242	8.21%	466,531
2011	14.952491	15.975323	6.84%	377,662
2010	13.228460	14.952491	13.03%	85,946
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.597586	10.987660	14.48%	240
2018	10.176426	9.597586	-5.69%	240
2017*	10.000000	10.176426	1.76%	20
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.423198	16.844046	25.48%	51,124
2018	16.451231	13.423198	-18.41%	52,361
2017	14.981834	16.451231	9.81%	55,453
2016	11.632000	14.981834	28.80%	69,643
2015	12.657171	11.632000	-8.10%	98,687
2014	12.197325	12.657171	3.77%	64,942
2013*	10.000000	12.197325	21.97%	8,527
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.306919	10.843385	5.20%	12,189
2018	10.500539	10.306919	-1.84%	25,335
2017	10.331401	10.500539	1.64%	16,110
2016	9.651508	10.331401	7.04%	8,276
2015	9.921864	9.651508	-2.72%	9,987
2014	10.041128	9.921864	-1.19%	346
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.219846	10.433682	26.93%	797
2018*	10.000000	8.219846	-17.80%	575
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.585374	17.724374	13.72%	573,922
2018	16.570740	15.585374	-5.95%	648,249
2017	14.951678	16.570740	10.83%	686,994
2016	14.460919	14.951678	3.39%	754,386
2015	14.796984	14.460919	-2.27%	864,629
2014	14.451944	14.796984	2.39%	967,926
2013	12.994518	14.451944	11.22%	945,679
2012	11.853500	12.994518	9.63%	1,046,389
2011	12.115952	11.853500	-2.17%	924,736
2010	10.956998	12.115952	10.58%	316,916

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.440400	19.363718	17.78%	1,919,881
2018	17.817867	16.440400	-7.73%	2,097,856
2017	15.597977	17.817867	14.23%	2,370,756
2016	15.004361	15.597977	3.96%	2,659,413
2015	15.342047	15.004361	-2.20%	2,904,608
2014	14.929274	15.342047	2.76%	3,408,823
2013	13.140604	14.929274	13.61%	3,553,393
2012	11.829064	13.140604	11.09%	3,568,208
2011	12.190669	11.829064	-2.97%	3,137,971
2010	10.852605	12.190669	12.33%	1,054,553
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.517235	21.360629	21.94%	23,405
2018	19.393080	17.517235	-9.67%	26,496
2017	16.353289	19.393080	18.59%	36,719
2016	15.646468	16.353289	4.52%	36,207
2015	16.009966	15.646468	-2.27%	43,663
2014	15.557219	16.009966	2.91%	47,595
2013	13.042099	15.557219	19.28%	51,883
2012	11.525200	13.042099	13.16%	56,137
2011	12.071604	11.525200	-4.53%	71,282
2010	10.601792	12.071604	13.86%	47,255
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.142978	13.588125	21.94%	11,670
2018	11.869726	11.142978	-6.12%	19,060
2017	10.403804	11.869726	14.09%	14,226
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	33.066512	42.648517	28.98%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.030208	12.980884	7.90%	16,936
2018	16.277352	12.030208	-26.09%	18,988
2017	17.039350	16.277352	-4.47%	21,832
2016	12.989684	17.039350	31.18%	34,655
2015	16.683154	12.989684	-22.14%	50,470
2014	19.465593	16.683154	-14.29%	44,668
2013	15.958849	19.465593	21.97%	46,518
2012	15.509505	15.958849	2.90%	52,783
2011	16.651031	15.509505	-6.86%	39,381
2010	14.222735	16.651031	17.07%	12,798

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	24.242577	30.274853	24.88%	264,721
2018	26.980327	24.242577	-10.15%	299,138
2017	24.375886	26.980327	10.68%	328,111
2016	21.076366	24.375886	15.66%	369,917
2015	22.401267	21.076366	-5.91%	452,847
2014	21.018038	22.401267	6.58%	565,867
2013	16.735236	21.018038	25.59%	652,254
2012	14.552109	16.735236	15.00%	690,853
2011	14.714425	14.552109	-1.10%	680,225
2010	13.032263	14.714425	12.91%	246,110
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.476735	14.622664	27.41%	19,478
2018	12.864962	11.476735	-10.79%	7,120
2017	11.228216	12.864962	14.58%	8,505
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	32.401875	42.651329	31.63%	248,592
2018	33.125525	32.401875	-2.18%	259,608
2017	25.007038	33.125525	32.46%	302,755
2016	25.312028	25.007038	-1.20%	340,074
2015	24.098990	25.312028	5.03%	423,143
2014	22.094915	24.098990	9.07%	458,784
2013	16.535427	22.094915	33.62%	400,817
2012	14.711717	16.535427	12.40%	418,737
2011	14.978073	14.711717	-1.78%	374,500
2010	12.307758	14.978073	21.70%	92,783
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.598682	14.617201	7.49%	850,065
2018	13.952057	13.598682	-2.53%	958,822
2017	13.654784	13.952057	2.18%	939,075
2016	13.301694	13.654784	2.65%	910,632
2015	13.654647	13.301694	-2.58%	1,039,225
2014	13.158621	13.654647	3.77%	1,157,895
2013	13.675795	13.158621	-3.78%	1,228,244
2012	13.181320	13.675795	3.75%	1,168,603
2011	12.533669	13.181320	5.17%	934,469
2010	11.861582	12.533669	5.67%	523,510

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	37.805757	45.751358	21.02%	257,321
2018	45.153552	37.805757	-16.27%	256,120
2017	38.125550	45.153552	18.43%	298,390
2016	34.669062	38.125550	9.97%	354,933
2015	35.870883	34.669062	-3.35%	406,591
2014	34.432944	35.870883	4.18%	484,370
2013	25.793803	34.432944	33.49%	533,207
2012	22.916990	25.793803	12.55%	617,061
2011	26.163996	22.916990	-12.41%	572,225
2010	20.711886	26.163996	26.32%	214,813
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.524452	26.963647	25.27%	144,984
2018	25.793978	21.524452	-16.55%	157,369
2017	20.195707	25.793978	27.72%	171,830
2016	21.697549	20.195707	-6.92%	191,052
2015	21.379298	21.697549	1.49%	200,713
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.195059	13.523388	20.80%	1,679
2018	12.181991	11.195059	-8.10%	0
2017	11.947729	12.181991	1.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.291558	14.474772	17.76%	60,565
2018	13.847916	12.291558	-11.24%	21,822
2017	12.586187	13.847916	10.02%	23,631
2016	11.317969	12.586187	11.21%	27,586
2015	12.282750	11.317969	-7.85%	37,109
2014	12.155342	12.282750	1.05%	45,705
2013	9.995709	12.155342	21.61%	53,932
2012	8.821565	9.995709	13.31%	50,714
2011	9.118982	8.821565	-3.26%	50,796
2010	8.418116	9.118982	8.33%	16,112
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.293054	17.438367	14.03%	102,237
2018	16.267133	15.293054	-5.99%	108,180
2017	15.095803	16.267133	7.76%	128,693
2016	13.474340	15.095803	12.03%	148,721
2015	14.755268	13.474340	-8.68%	182,967
2014	14.355460	14.755268	2.79%	227,547
2013	12.823360	14.355460	11.95%	235,118
2012	11.586341	12.823360	10.68%	201,160
2011	11.517649	11.586341	0.60%	145,235
2010	10.404178	11.517649	10.70%	46,842

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	34.115883	42.350492	24.14%	56,827
2018	39.859784	34.115883	-14.41%	61,019
2017	36.662493	39.859784	8.72%	66,419
2016	28.661334	36.662493	27.92%	96,057
2015	31.498756	28.661334	-9.01%	93,317
2014	31.877872	31.498756	-1.19%	119,719
2013	23.815169	31.877872	33.86%	135,735
2012	20.475326	23.815169	16.31%	156,557
2011	21.653562	20.475326	-5.44%	148,248
2010	17.188036	21.653562	25.98%	59,720
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.692817	12.065601	24.48%	3,215
2018	11.717292	9.692817	-17.28%	3,215
2017	8.493234	11.717292	37.96%	5,371
2016	7.360283	8.493234	15.39%	4,148
2015	9.318140	7.360283	-21.01%	3,215
2014*	10.000000	9.318140	-6.82%	3,215
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	19.513519	21.574101	10.56%	638
2018	23.490615	19.513519	-16.93%	859
2017	20.487734	23.490615	14.66%	208
2016	19.455662	20.487734	5.30%	1,143
2015	21.177287	19.455662	-8.13%	1,144
2014	24.254593	21.177287	-12.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.278618	9.299748	0.23%	75,085
2018	9.265261	9.278618	0.14%	92,831
2017	9.251671	9.265261	0.15%	134,458
2016	9.147207	9.251671	1.14%	165,389
2015	9.728973	9.147207	-5.98%	190,188
2014	9.724029	9.728973	0.05%	220,898
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.507317	12.655488	9.98%	667
2018	12.244333	11.507317	-6.02%	700
2017	11.017255	12.244333	11.14%	737
2016	10.746793	11.017255	2.52%	772
2015	11.613836	10.746793	-7.47%	1,226
2014	11.372017	11.613836	2.13%	1,281
2013	10.191846	11.372017	11.58%	1,969
2012*	10.000000	10.191846	1.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.377087	10.025753	6.92%	0
2018*	10.000000	9.377087	-6.23%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.441271	9.741083	3.18%	0
2018	10.124128	9.441271	-6.74%	0
2017	9.938737	10.124128	1.87%	872
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.120208	16.118090	22.85%	12,690
2018	15.107729	13.120208	-13.16%	12,558
2017	13.410910	15.107729	12.65%	12,787
2016	12.061506	13.410910	11.19%	12,958
2015	12.825380	12.061506	-5.96%	13,355
2014	12.531340	12.825380	2.35%	13,547
2013	9.928417	12.531340	26.22%	8,031
2012*	10.000000	9.928417	-0.72%	6,129
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	32.985881	42.602580	29.15%	17,827
2018	38.769523	32.985881	-14.92%	17,978
2017	28.945022	38.769523	33.94%	19,112
2016	29.505521	28.945022	-1.90%	19,813
2015	28.967317	29.505521	1.86%	24,371
2014	28.889338	28.967317	0.27%	26,714
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.771956	10.619266	8.67%	0
2018	10.419978	9.771956	-6.22%	0
2017	10.001326	10.419978	4.19%	1,657
2016	9.578845	10.001326	4.41%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.563019	10.764832	25.71%	172,208
2018	10.834904	8.563019	-20.97%	139,835
2017	8.721003	10.834904	24.24%	124,863
2016	9.123662	8.721003	-4.41%	119,528
2015	9.006445	9.123662	1.30%	97,927
2014*	10.000000	9.006445	-9.94%	34,291
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	26.146207	33.841692	29.43%	150,882
2018	28.959603	26.146207	-9.71%	177,641
2017	25.270018	28.959603	14.60%	209,934
2016	23.108011	25.270018	9.36%	241,830
2015	22.810911	23.108011	1.30%	217,852
2014	21.029962	22.810911	8.47%	234,206
2013	16.284679	21.029962	29.14%	289,653
2012	14.214463	16.284679	14.56%	312,864
2011	14.512770	14.214463	-2.06%	287,020
2010	12.752848	14.512770	13.80%	110,101

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	36.280130	44.960639	23.93%	75,784
2018	41.280631	36.280130	-12.11%	74,592
2017	36.883159	41.280631	11.92%	85,857
2016	31.900693	36.883159	15.62%	103,541
2015	34.575949	31.900693	-7.74%	115,850
2014	31.518440	34.575949	9.70%	128,766
2013	22.812364	31.518440	38.16%	133,387
2012	19.732795	22.812364	15.61%	156,510
2011	20.573839	19.732795	-4.09%	144,735
2010	17.016614	20.573839	20.90%	53,221
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.354042	17.174212	19.65%	79,136
2018	15.451603	14.354042	-7.10%	86,410
2017	13.296360	15.451603	16.21%	108,013
2016	13.889249	13.296360	-4.27%	133,741
2015	15.424075	13.889249	-9.95%	205,385
2014	16.571392	15.424075	-6.92%	247,175
2013	13.478931	16.571392	22.94%	292,548
2012	11.512000	13.478931	17.09%	296,212
2011	12.626540	11.512000	-8.83%	289,805
2010	11.825400	12.626540	6.77%	116,928
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.388067	13.533594	9.25%	2,354
2018	12.882390	12.388067	-3.84%	2,896
2017	12.290364	12.882390	4.82%	8,020
2016	10.765970	12.290364	14.16%	7,447
2015	11.720147	10.765970	-8.14%	22,707
2014	11.705933	11.720147	0.12%	31,696
2013	10.782323	11.705933	8.57%	77,488
2012*	10.000000	10.782323	7.82%	20,875
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.046202	21.746995	35.53%	68,629
2018	16.343191	16.046202	-1.82%	63,940
2017	13.107873	16.343191	24.68%	75,587
2016	12.571862	13.107873	4.26%	75,459
2015	13.580801	12.571862	-7.43%	88,341
2014	12.814288	13.580801	5.98%	109,736
2013	10.037435	12.814288	27.66%	76,419
2012*	10.000000	10.037435	0.37%	48,034
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.649897	10.360648	7.37%	352,606
2018	9.950738	9.649897	-3.02%	350,734
2017	9.798941	9.950738	1.55%	337,530
2016	9.756238	9.798941	0.44%	325,403
2015*	10.000000	9.756238	-2.44%	66,987

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	40.391748	54.309763	34.46%	104,801
2018	40.420567	40.391748	-0.07%	133,310
2017	31.645736	40.420567	27.73%	158,732
2016	31.594142	31.645736	0.16%	191,478
2015	28.727558	31.594142	9.98%	237,108
2014	26.956617	28.727558	6.57%	289,100
2013	20.962185	26.956617	28.60%	364,543
2012	17.226388	20.962185	21.69%	388,566
2011	18.840477	17.226388	-8.57%	348,957
2010	18.009002	18.840477	4.62%	167,988
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.037227	32.778730	42.29%	17,249
2018	23.238659	23.037227	-0.87%	25,116
2017	16.320797	23.238659	42.39%	28,671
2016	14.589746	16.320797	11.86%	30,107
2015	14.190371	14.589746	2.81%	20,663
2014	13.208445	14.190371	7.43%	8,060
2013	9.929462	13.208445	33.02%	14,186
2012*	10.000000	9.929462	-0.71%	14,673
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	25.178632	31.344766	24.49%	3,641
2018	30.201271	25.178632	-16.63%	3,685
2017	23.498756	30.201271	28.52%	7,832
2016	25.635747	23.498756	-8.34%	9,099
2015	28.611695	25.635747	-10.40%	13,279
2014	33.130857	28.611695	-13.64%	16,036
2013	29.506835	33.130857	12.28%	19,631
2012	26.536056	29.506835	11.20%	27,031
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.611608	9.995883	16.07%	3,054
2018	10.763266	8.611608	-19.99%	3,357
2017	8.569707	10.763266	25.60%	3,404
2016	7.221288	8.569707	18.67%	7,317
2015	9.193954	7.221288	-21.46%	4,489
2014	9.812785	9.193954	-6.31%	2,232
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.867284	10.509924	6.51%	79,902
2018	10.148188	9.867284	-2.77%	76,715
2017	9.944211	10.148188	2.05%	50,524
2016*	10.000000	9.944211	-0.56%	31,298

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.838692	21.984629	38.80%	49,871
2018	16.404179	15.838692	-3.45%	46,275
2017	13.215531	16.404179	24.13%	24,372
2016	12.362520	13.215531	6.90%	22,793
2015	12.858653	12.362520	-3.86%	26,701
2014	14.148077	12.858653	-9.11%	34,174
2013	10.196918	14.148077	38.75%	75,541
2012*	10.000000	10.196918	1.97%	13,473
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.787494	37.901545	27.24%	483,643
2018	33.824310	29.787494	-11.93%	541,557
2017	29.335665	33.824310	15.30%	604,300
2016	26.241671	29.335665	11.79%	646,568
2015	26.960908	26.241671	-2.67%	685,850
2014	24.900646	26.960908	8.27%	677,075
2013	18.690785	24.900646	33.22%	756,316
2012	16.417040	18.690785	13.85%	793,624
2011	16.787166	16.417040	-2.20%	763,764
2010	15.362835	16.787166	9.27%	279,702
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.824862	8.25%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.288585	21.343535	23.45%	610,631
2018	19.494003	17.288585	-11.31%	662,700
2017	15.644395	19.494003	24.61%	711,696
2016	15.333259	15.644395	2.03%	779,284
2015	14.678641	15.333259	4.46%	857,745
2014	14.772760	14.678641	-0.64%	874,597
2013	11.780323	14.772760	25.40%	830,875
2012	10.342861	11.780323	13.90%	875,213
2011	10.717202	10.342861	-3.49%	746,328
2010*	10.000000	10.717202	7.17%	162,263
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.269537	11.645306	25.63%	551
2018	10.243756	9.269537	-9.51%	6,833
2017	9.263630	10.243756	10.58%	8,269
2016	8.200726	9.263630	12.96%	8,250
2015*	10.000000	8.200726	-17.99%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.283678	21.056976	21.83%	36,235
2018	18.954527	17.283678	-8.82%	37,191
2017	16.415371	18.954527	15.47%	48,608
2016	15.050741	16.415371	9.07%	59,846
2015	16.501542	15.050741	-8.79%	69,186
2014	17.149472	16.501542	-3.78%	92,113
2013	13.231297	17.149472	29.61%	111,808
2012	10.982532	13.231297	20.48%	113,461
2011	11.280501	10.982532	-2.64%	79,514
2010*	10.000000	11.280501	12.81%	4,025
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.924989	18.898041	18.67%	23,649,775
2018	17.059679	15.924989	-6.65%	25,818,274
2017	14.994535	17.059679	13.77%	28,463,652
2016	14.000824	14.994535	7.10%	30,802,450
2015	14.111333	14.000824	-0.78%	31,682,305
2014	13.679983	14.111333	3.15%	33,542,774
2013	11.293817	13.679983	21.13%	34,294,223
2012	9.934130	11.293817	13.69%	33,789,932
2011	10.017612	9.934130	-0.83%	27,378,257
2010	9.102112	10.017612	10.06%	10,145,028
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.034410	11.815215	7.08%	7,135,954
2018	11.353917	11.034410	-2.81%	7,980,197
2017	11.196015	11.353917	1.41%	8,338,051
2016	11.100673	11.196015	0.86%	8,086,588
2015	11.324564	11.100673	-1.98%	8,665,683
2014	10.979648	11.324564	3.14%	9,077,272
2013	11.470453	10.979648	-4.28%	9,391,812
2012	11.122824	11.470453	3.13%	8,377,065
2011	10.707494	11.122824	3.88%	6,508,402
2010	10.282254	10.707494	4.14%	2,679,542
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.610611	23.320079	32.42%	512,506
2018	19.790944	17.610611	-11.02%	560,688
2017	15.379692	19.790944	28.68%	612,362
2016	15.623617	15.379692	-1.56%	691,838
2015	14.925333	15.623617	4.68%	709,847
2014	14.917365	14.925333	0.05%	768,617
2013	11.802543	14.917365	26.39%	821,865
2012	9.839907	11.802543	19.95%	871,812
2011	11.042898	9.839907	-10.89%	779,442
2010	10.098290	11.042898	9.35%	267,628

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.598859	25.087775	28.01%	566,586
2018	20.081770	19.598859	-2.40%	596,750
2017	15.992791	20.081770	25.57%	723,473
2016	14.924156	15.992791	7.16%	838,063
2015	14.272660	14.924156	4.56%	962,300
2014	13.442503	14.272660	6.18%	1,045,235
2013	10.556109	13.442503	27.34%	1,158,214
2012	9.151941	10.556109	15.34%	1,223,009
2011	9.772798	9.151941	-6.35%	1,168,803
2010	8.415640	9.772798	16.13%	495,096
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.245630	20.058144	23.47%	4,695,631
2018	16.906057	16.245630	-3.91%	5,069,724
2017	14.111928	16.906057	19.80%	6,007,607
2016	12.929086	14.111928	9.15%	7,000,994
2015	13.017917	12.929086	-0.68%	7,714,784
2014	12.020395	13.017917	8.30%	8,490,419
2013	9.200983	12.020395	30.64%	9,482,334
2012	8.000182	9.200983	15.01%	10,721,806
2011	8.328583	8.000182	-3.94%	9,104,503
2010	7.638486	8.328583	9.03%	3,753,448
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.145576	16.244900	7.26%	896,849
2018	15.787057	15.145576	-4.06%	1,001,857
2017	15.110733	15.787057	4.48%	981,277
2016	14.155154	15.110733	6.75%	935,017
2015	14.836111	14.155154	-4.59%	1,075,203
2014	14.535835	14.836111	2.07%	1,140,862
2013	14.962997	14.535835	-2.85%	1,099,947
2012	13.568081	14.962997	10.28%	964,196
2011	13.083288	13.568081	3.71%	803,519
2010	12.041376	13.083288	8.65%	291,794
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	27.001980	33.694028	24.78%	204,030
2018	29.701451	27.001980	-9.09%	218,365
2017	25.685564	29.701451	15.63%	236,847
2016	22.234394	25.685564	15.52%	270,860
2015	24.207767	22.234394	-8.15%	347,972
2014	22.619836	24.207767	7.02%	349,446
2013	17.015902	22.619836	32.93%	377,289
2012	14.656457	17.015902	16.10%	381,474
2011	15.307241	14.656457	-4.25%	391,415
2010	13.495264	15.307241	13.43%	174,461

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.802299	11.070105	12.93%	0
2018	10.901347	9.802299	-10.08%	0
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.063921	10.539005	4.72%	0
2018*	10.000000	10.063921	0.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.008517	23.683530	12.73%	10,147
2018	22.045955	21.008517	-4.71%	13,396
2017	21.017384	22.045955	4.89%	19,691
2016	18.738048	21.017384	12.16%	21,931
2015	19.582429	18.738048	-4.31%	25,291
2014	19.435544	19.582429	0.76%	32,036
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.816642	19.904483	25.85%	113,550
2018	16.948707	15.816642	-6.68%	124,349
2017	13.826270	16.948707	22.58%	139,743
2016	12.393340	13.826270	11.56%	165,731
2015	12.766378	12.393340	-2.92%	191,824
2014	12.193947	12.766378	4.69%	222,295
2013	8.646821	12.193947	41.02%	283,965
2012	7.532982	8.646821	14.79%	311,408
2011	8.678463	7.532982	-13.20%	351,072
2010	7.655149	8.678463	13.37%	106,980
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.931581	12.962051	30.51%	161,715
2018	12.131922	9.931581	-18.14%	166,998
2017	9.835683	12.131922	23.35%	161,633
2016	10.264111	9.835683	-4.17%	172,400
2015	10.515782	10.264111	-2.39%	197,494
2014	10.849797	10.515782	-3.08%	205,051
2013	9.120622	10.849797	18.96%	199,759
2012	8.036198	9.120622	13.49%	199,808
2011	9.050027	8.036198	-11.20%	200,219
2010	8.093736	9.050027	11.82%	53,386

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.862113	34.051650	26.76%	20,665
2018	27.419352	26.862113	-2.03%	21,985
2017	23.207811	27.419352	18.15%	24,395
2016	21.249049	23.207811	9.22%	26,245
2015	21.485335	21.249049	-1.10%	32,200
2014	19.557070	21.485335	9.86%	35,516
2013	15.219252	19.557070	28.50%	35,843
2012	13.606781	15.219252	11.85%	46,901
2011	13.796466	13.606781	-1.37%	30,334
2010	12.402068	13.796466	11.24%	6,005
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.213674	16.093102	21.79%	10,236
2018	15.069736	13.213674	-12.32%	11,896
2017	12.802587	15.069736	17.71%	12,196
2016	12.024315	12.802587	6.47%	12,629
2015	12.456988	12.024315	-3.47%	47,139
2014	12.133258	12.456988	2.67%	48,888
2013	9.537949	12.133258	27.21%	49,818
2012	8.358114	9.537949	14.12%	64,615
2011	9.086283	8.358114	-8.01%	70,930
2010	8.044836	9.086283	12.95%	6,465
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.652317	14.442149	14.15%	6,567,126
2018	13.735159	12.652317	-7.88%	7,269,634
2017	12.475606	13.735159	10.10%	7,990,230
2016	11.966272	12.475606	4.26%	8,743,548
2015	12.309826	11.966272	-2.79%	10,057,951
2014	12.012839	12.309826	2.47%	10,959,316
2013	10.663756	12.012839	12.65%	11,666,595
2012	9.773150	10.663756	9.11%	11,772,474
2011	10.082476	9.773150	-3.07%	9,690,557
2010	9.294787	10.082476	8.47%	3,718,112
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.165588	15.553345	18.14%	23,785,783
2018	14.592140	13.165588	-9.78%	25,792,022
2017	12.824306	14.592140	13.79%	27,990,017
2016	12.161653	12.824306	5.45%	30,623,814
2015	12.544967	12.161653	-3.06%	33,672,778
2014	12.195542	12.544967	2.87%	36,385,857
2013	10.237652	12.195542	19.12%	37,505,858
2012	9.169449	10.237652	11.65%	36,275,685
2011	9.665696	9.169449	-5.13%	31,507,594
2010	8.753321	9.665696	10.42%	10,578,689

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.632636	12.648620	8.73%	3,095,287
2018	12.157713	11.632636	-4.32%	3,356,147
2017	11.633920	12.157713	4.50%	3,960,906
2016	11.318457	11.633920	2.79%	4,352,193
2015	11.605240	11.318457	-2.47%	4,607,315
2014	11.430565	11.605240	1.53%	5,145,679
2013	11.087244	11.430565	3.10%	5,637,402
2012	10.497989	11.087244	5.61%	7,305,008
2011	10.535889	10.497989	-0.36%	5,489,636
2010	10.040691	10.535889	4.93%	1,705,680
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.893478	12.185507	11.86%	24,809
2018	11.924834	10.893478	-8.65%	25,970
2017	10.575105	11.924834	12.76%	20,325
2016	10.196370	10.575105	3.71%	11,068
2015	10.843625	10.196370	-5.97%	11,315
2014	10.792845	10.843625	0.47%	5,913
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.179303	12.676843	13.40%	151,439
2018	12.245721	11.179303	-8.71%	119,769
2017	10.580763	12.245721	15.74%	122,076
2016	10.138838	10.580763	4.36%	116,935
2015	10.848497	10.138838	-6.54%	128,225
2014	10.930952	10.848497	-0.75%	87,548
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.962680	15.046703	16.08%	15,403,715
2018	14.201272	12.962680	-8.72%	16,706,911
2017	12.681924	14.201272	11.98%	18,278,220
2016	12.092268	12.681924	4.88%	20,012,478
2015	12.440261	12.092268	-2.80%	21,746,131
2014	12.108469	12.440261	2.74%	23,408,129
2013	10.461468	12.108469	15.74%	24,753,231
2012	9.476046	10.461468	10.40%	25,242,139
2011	9.874824	9.476046	-4.04%	21,042,246
2010	9.024479	9.874824	9.42%	6,835,761

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.164082	15.809028	20.09%	22,366
2018	14.807095	13.164082	-11.10%	37,549
2017	12.763725	14.807095	16.01%	66,177
2016	12.073870	12.763725	5.71%	66,911
2015	12.477060	12.073870	-3.23%	83,187
2014	12.145260	12.477060	2.73%	80,698
2013	9.946771	12.145260	22.10%	73,812
2012	8.835604	9.946771	12.58%	109,661
2011	9.433360	8.835604	-6.34%	112,229
2010	8.473381	9.433360	11.33%	23,324
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.408854	13.935324	12.30%	3,049,103
2018	13.262867	12.408854	-6.44%	3,356,637
2017	12.284078	13.262867	7.97%	3,752,905
2016	11.794839	12.284078	4.15%	4,184,956
2015	12.134187	11.794839	-2.80%	4,747,276
2014	11.865930	12.134187	2.26%	5,425,261
2013	10.857085	11.865930	9.29%	5,898,444
2012	10.042298	10.857085	8.11%	6,115,887
2011	10.248492	10.042298	-2.01%	4,506,828
2010	9.566746	10.248492	7.13%	1,854,394
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.570438	14.997784	10.52%	753,190
2018	16.384184	13.570438	-17.17%	719,659
2017	13.588149	16.384184	20.58%	714,548
2016	13.676995	13.588149	-0.65%	810,142
2015	14.486038	13.676995	-5.58%	844,596
2014	16.051858	14.486038	-9.75%	877,649
2013	13.604035	16.051858	17.99%	891,122
2012	11.581113	13.604035	17.47%	956,471
2011	13.459684	11.581113	-13.96%	859,403
2010	12.881784	13.459684	4.49%	343,011
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.007000	12.822922	6.80%	165,169
2018	12.306712	12.007000	-2.44%	179,825
2017	12.022809	12.306712	2.36%	174,452
2016	11.653100	12.022809	3.17%	198,428
2015	11.966029	11.653100	-2.62%	217,508
2014	11.634780	11.966029	2.85%	255,820
2013	12.099576	11.634780	-3.84%	233,028
2012	11.458211	12.099576	5.60%	214,382
2011	10.976951	11.458211	4.38%	207,179
2010	10.463248	10.976951	4.91%	74,760

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.701870	13.676867	7.68%	249,015
2018	13.120067	12.701870	-3.19%	283,633
2017	12.868367	13.120067	1.96%	280,280
2016	12.674139	12.868367	1.53%	283,514
2015	12.966964	12.674139	-2.26%	360,828
2014	12.583641	12.966964	3.05%	341,708
2013	13.075685	12.583641	-3.76%	291,953
2012	12.424769	13.075685	5.24%	278,265
2011	11.924351	12.424769	4.20%	217,086
2010	11.225826	11.924351	6.22%	101,342
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.190678	14.344803	17.67%	211
2018	13.816368	12.190678	-11.77%	10,830
2017	11.928364	13.816368	15.83%	0
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.620421	13.416596	15.46%	0
2018	12.831831	11.620421	-9.44%	0
2017	11.472795	12.831831	11.85%	0
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	28.782772	34.688583	20.52%	4,744
2018	35.580349	28.782772	-19.10%	5,836
2017	25.641899	35.580349	38.76%	7,220
2016	24.281437	25.641899	5.60%	8,468
2015	29.503519	24.281437	-17.70%	13,714
2014	31.854512	29.503519	-7.38%	15,223
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.010718	12.540476	4.41%	167,422
2018	12.231708	12.010718	-1.81%	216,221
2017	12.194796	12.231708	0.30%	221,402
2016	12.320032	12.194796	-1.02%	259,167
2015	12.553135	12.320032	-1.86%	291,637
2014	12.218455	12.553135	2.74%	348,521
2013	12.961773	12.218455	-5.73%	376,032
2012	12.801881	12.961773	1.25%	413,992
2011	12.147918	12.801881	5.38%	420,580
2010	11.800022	12.147918	2.95%	152,873

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.948363	8.948386	0.00%	1,441,870
2018	8.983698	8.948363	-0.39%	1,484,498
2017	9.104895	8.983698	-1.33%	1,537,831
2016	9.265915	9.104895	-1.74%	1,592,922
2015	9.430955	9.265915	-1.75%	1,550,387
2014	9.598934	9.430955	-1.75%	1,862,629
2013	9.769905	9.598934	-1.75%	2,208,382
2012	9.944406	9.769905	-1.75%	1,930,483
2011	10.121033	9.944406	-1.75%	1,484,576
2010	10.301295	10.121033	-1.75%	772,664
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.517743	9.951493	16.83%	178,809
2018	10.176760	8.517743	-16.30%	193,523
2017	8.150689	10.176760	24.86%	213,029
2016	8.243219	8.150689	-1.12%	218,084
2015	8.669291	8.243219	-4.91%	295,675
2014	8.887692	8.669291	-2.46%	262,750
2013	7.694573	8.887692	15.51%	230,659
2012	6.796997	7.694573	13.21%	228,916
2011	7.686505	6.796997	-11.57%	215,785
2010	6.923092	7.686505	11.03%	112,608
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.338652	11.120569	19.08%	130,312
2018	11.069760	9.338652	-15.64%	134,315
2017	9.052425	11.069760	22.29%	128,008
2016	9.165287	9.052425	-1.23%	143,424
2015	9.459956	9.165287	-3.11%	155,783
2014	10.263564	9.459956	-7.83%	120,635
2013	8.632502	10.263564	18.89%	115,852
2012	7.432925	8.632502	16.14%	123,785
2011	8.680525	7.432925	-14.37%	98,838
2010	8.226406	8.680525	5.52%	21,825
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	25.688148	31.228293	21.57%	8,641
2018	28.688685	25.688148	-10.46%	8,942
2017	24.654450	28.688685	16.36%	9,033
2016	22.922125	24.654450	7.56%	9,043
2015	23.565644	22.922125	-2.73%	9,048
2014	22.846408	23.565644	3.15%	9,503
2013	18.273978	22.846408	25.02%	9,975
2012	16.048045	18.273978	13.87%	9,938
2011	17.001736	16.048045	-5.61%	6,993
2010	15.095973	17.001736	12.62%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.830644	17.939748	13.32%	2,767,311
2018	16.935489	15.830644	-6.52%	2,931,784
2017	15.509887	16.935489	9.19%	3,212,575
2016	14.849467	15.509887	4.45%	3,458,127
2015	15.140265	14.849467	-1.92%	3,717,955
2014	14.734335	15.140265	2.75%	4,302,004
2013	13.221841	14.734335	11.44%	4,461,531
2012	12.303112	13.221841	7.47%	4,631,853
2011	12.411964	12.303112	-0.88%	3,861,797
2010	11.503903	12.411964	7.89%	1,445,510
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.545373	21.854187	17.84%	10,397,741
2018	20.183589	18.545373	-8.12%	11,367,286
2017	17.892430	20.183589	12.81%	12,107,473
2016	16.902122	17.892430	5.86%	12,851,750
2015	17.295177	16.902122	-2.27%	13,984,433
2014	16.731206	17.295177	3.37%	14,720,321
2013	14.250979	16.731206	17.40%	15,414,233
2012	12.922393	14.250979	10.28%	15,113,959
2011	13.276309	12.922393	-2.67%	12,512,394
2010	12.061576	13.276309	10.07%	3,672,216
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.819527	14.872052	7.62%	1,915,170
2018	14.325377	13.819527	-3.53%	2,181,125
2017	13.795851	14.325377	3.84%	2,308,848
2016	13.466712	13.795851	2.44%	2,607,743
2015	13.670380	13.466712	-1.49%	2,862,012
2014	13.392845	13.670380	2.07%	3,280,443
2013	13.003124	13.392845	3.00%	3,540,086
2012	12.584001	13.003124	3.33%	3,937,215
2011	12.442939	12.584001	1.13%	3,076,394
2010	11.959774	12.442939	4.04%	1,096,970
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.973073	12.182409	11.02%	5,531
2018	11.835447	10.973073	-7.29%	22,909
2017	10.563493	11.835447	12.04%	22,124
2016	10.170610	10.563493	3.86%	38,735
2015	10.698535	10.170610	-4.93%	39,948
2014	10.628092	10.698535	0.66%	62,848
2013*	10.000000	10.628092	6.28%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.265628	12.756263	13.23%	92,294
2018	12.206448	11.265628	-7.71%	100,323
2017	10.621510	12.206448	14.92%	78,802
2016	10.107611	10.621510	5.08%	35,363
2015	10.711302	10.107611	-5.64%	21,605
2014	10.716307	10.711302	-0.05%	19,602
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.939202	23.066605	15.68%	5,151,982
2018	21.518631	19.939202	-7.34%	5,598,394
2017	19.393791	21.518631	10.96%	6,104,565
2016	18.422356	19.393791	5.27%	6,590,931
2015	18.813468	18.422356	-2.08%	7,257,599
2014	18.205323	18.813468	3.34%	7,889,790
2013	15.887798	18.205323	14.59%	8,336,812
2012	14.593590	15.887798	8.87%	8,405,028
2011	14.858981	14.593590	-1.79%	7,190,432
2010	13.635381	14.858981	8.97%	2,553,102
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	23.311485	27.902993	19.70%	14,004
2018	25.716095	23.311485	-9.35%	23,301
2017	22.431504	25.716095	14.64%	27,024
2016	21.044992	22.431504	6.59%	28,960
2015	21.577330	21.044992	-2.47%	32,766
2014	20.924427	21.577330	3.12%	35,167
2013	17.402708	20.924427	20.24%	42,810
2012	15.570810	17.402708	11.76%	48,176
2011	16.191935	15.570810	-3.84%	39,656
2010	14.605638	16.191935	10.86%	5,800
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.889190	18.830992	11.50%	1,627,023
2018	17.858160	16.889190	-5.43%	1,794,956
2017	16.642354	17.858160	7.31%	1,977,609
2016	16.024114	16.642354	3.86%	2,163,027
2015	16.314521	16.024114	-1.78%	2,371,999
2014	15.853731	16.314521	2.91%	2,601,263
2013	14.603455	15.853731	8.56%	2,773,171
2012	13.758057	14.603455	6.14%	2,892,336
2011	13.719595	13.758057	0.28%	2,215,589
2010	12.867974	13.719595	6.62%	906,077
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.441659	4.42%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.741584	7.42%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.271907	22.097701	27.94%	79,978
2018	18.190808	17.271907	-5.05%	83,736
2017	14.254637	18.190808	27.61%	104,887
2016	14.224750	14.254637	0.21%	117,916
2015	14.038767	14.224750	1.32%	141,624
2014	12.972341	14.038767	8.22%	155,274
2013	9.822877	12.972341	32.06%	162,052
2012	8.608756	9.822877	14.10%	170,812
2011	9.054459	8.608756	-4.92%	148,292
2010	7.988688	9.054459	13.34%	48,642
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.978133	12.832145	16.89%	1,252,855
2018	11.740739	10.978133	-6.50%	1,233,696
2017	10.164984	11.740739	15.50%	1,062,627
2016	9.530877	10.164984	6.65%	1,019,855
2015	9.923636	9.530877	-3.96%	792,263
2014*	10.000000	9.923636	-0.76%	19,917
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.320298	14.765666	19.85%	3,050
2018	12.872443	12.320298	-4.29%	2,634
2017	10.765319	12.872443	19.57%	1,938
2016	9.956402	10.765319	8.12%	1,938
2015	10.119435	9.956402	-1.61%	1,938
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.614252	37.259878	34.93%	135,381
2018	28.548787	27.614252	-3.27%	144,658
2017	22.866170	28.548787	24.85%	183,072
2016	22.523552	22.866170	1.52%	214,043
2015	21.870050	22.523552	2.99%	127,337
2014	20.503983	21.870050	6.66%	106,339
2013	15.312714	20.503983	33.90%	123,067
2012	13.161472	15.312714	16.34%	133,346
2011	13.738189	13.161472	-4.20%	118,890
2010	12.885329	13.738189	6.62%	30,769
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	23.094514	28.744795	24.47%	187,849
2018	25.967473	23.094514	-11.06%	200,080
2017	24.372160	25.967473	6.55%	217,455
2016	20.634332	24.372160	18.11%	245,521
2015	21.978136	20.634332	-6.11%	272,617
2014	19.805247	21.978136	10.97%	297,130
2013	15.309114	19.805247	29.37%	296,556
2012	13.615559	15.309114	12.44%	332,000
2011	13.790494	13.615559	-1.27%	317,892
2010	12.404567	13.790494	11.17%	153,636

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.981432	45.654574	23.45%	116,802
2018	42.480042	36.981432	-12.94%	121,801
2017	37.342141	42.480042	13.76%	160,760
2016	31.594927	37.342141	18.19%	144,613
2015	32.993849	31.594927	-4.24%	161,868
2014	30.690390	32.993849	7.51%	171,899
2013	23.477812	30.690390	30.72%	199,988
2012	20.342486	23.477812	15.41%	244,574
2011	21.244633	20.342486	-4.25%	207,421
2010	17.133429	21.244633	24.00%	60,781
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.049391	16.047622	14.22%	241,043
2018	17.300233	14.049391	-18.79%	233,075
2017	14.369324	17.300233	20.40%	237,983
2016	13.930623	14.369324	3.15%	247,953
2015	14.979570	13.930623	-7.00%	263,441
2014	16.879954	14.979570	-11.26%	278,773
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.036608	17.252325	22.91%	147,741
2018	16.198467	14.036608	-13.35%	148,835
2017	14.415780	16.198467	12.37%	165,792
2016	12.643162	14.415780	14.02%	201,737
2015	13.326338	12.643162	-5.13%	186,187
2014	12.303435	13.326338	8.31%	203,967
2013	9.274032	12.303435	32.67%	210,923
2012	8.027444	9.274032	15.53%	243,795
2011	8.700219	8.027444	-7.73%	196,924
2010	7.854021	8.700219	10.77%	73,326
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.798795	21.657393	21.68%	60,214
2018	20.862204	17.798795	-14.68%	61,928
2017	18.651519	20.862204	11.85%	67,339
2016	16.142678	18.651519	15.54%	114,874
2015	16.918435	16.142678	-4.59%	101,047
2014	14.715228	16.918435	14.97%	92,731
2013	11.038815	14.715228	33.30%	108,329
2012	9.657332	11.038815	14.31%	106,085
2011	10.062592	9.657332	-4.03%	94,016
2010	8.560970	10.062592	17.54%	25,631

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	25.340122	33.704453	33.01%	23,673
2018	28.103221	25.340122	-9.83%	24,852
2017	22.946693	28.103221	22.47%	31,470
2016	21.612703	22.946693	6.17%	27,937
2015	21.881801	21.612703	-1.23%	37,617
2014	21.720263	21.881801	0.74%	48,091
2013	15.357297	21.720263	41.43%	53,908
2012	13.821797	15.357297	11.11%	42,822
2011	14.189699	13.821797	-2.59%	45,884
2010	11.544128	14.189699	22.92%	18,607
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.537463	37.943255	16.61%	24,251
2018	39.963615	32.537463	-18.58%	36,387
2017	37.399716	39.963615	6.86%	27,369
2016	30.302270	37.399716	23.42%	28,458
2015	32.912037	30.302270	-7.93%	24,943
2014	31.375631	32.912037	4.90%	34,390
2013	22.806201	31.375631	37.57%	32,583
2012	19.295405	22.806201	18.19%	35,943
2011	20.771140	19.295405	-7.10%	38,966
2010	16.715464	20.771140	24.26%	12,230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	32.064090	39.490193	23.16%	21,948
2018	37.444103	32.064090	-14.37%	22,537
2017	33.665525	37.444103	11.22%	24,256
2016	27.960178	33.665525	20.41%	28,425
2015	29.007985	27.960178	-3.61%	30,854
2014	29.361478	29.007985	-1.20%	33,120
2013	21.262124	29.361478	38.09%	30,473
2012	18.781832	21.262124	13.21%	40,468
2011	20.293371	18.781832	-7.45%	33,541
2010	16.526315	20.293371	22.79%	15,910
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.723719	20.710797	23.84%	111,116
2018	18.085861	16.723719	-7.53%	114,037
2017	15.551262	18.085861	16.30%	135,618
2016	14.374388	15.551262	8.19%	145,740
2015	14.691900	14.374388	-2.16%	172,892
2014	13.531460	14.691900	8.58%	177,601
2013	9.940186	13.531460	36.13%	202,227
2012	9.083641	9.940186	9.43%	215,769
2011	9.557223	9.083641	-4.96%	239,325
2010	7.872447	9.557223	21.40%	72,180

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.190515	16.905329	28.16%	14,044
2018	13.994583	13.190515	-5.75%	17,841
2017	13.418766	13.994583	4.29%	18,536
2016	12.742525	13.418766	5.31%	29,581
2015	13.747681	12.742525	-7.31%	36,194
2014	10.880056	13.747681	26.36%	86,968
2013	10.782698	10.880056	0.90%	32,999
2012	9.495610	10.782698	13.55%	40,778
2011	9.105436	9.495610	4.29%	23,922
2010	7.138633	9.105436	27.55%	16,571
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.656523	20.126503	28.55%	198,932
2018	16.753453	15.656523	-6.55%	149,025
2017	14.065600	16.753453	19.11%	157,925
2016	12.850917	14.065600	9.45%	144,135
2015	12.957639	12.850917	-0.82%	172,560
2014	11.663193	12.957639	11.10%	123,312
2013*	10.000000	11.663193	16.63%	41,224
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.971381	10.197312	2.27%	371,709
2018	10.067388	9.971381	-0.95%	418,808
2017	10.086926	10.067388	-0.19%	451,236
2016	10.016511	10.086926	0.70%	452,154
2015	10.229826	10.016511	-2.09%	478,119
2014	10.360863	10.229826	-1.26%	434,093
2013	10.534295	10.360863	-1.65%	273,602
2012	10.357453	10.534295	1.71%	272,615
2011	10.406354	10.357453	-0.47%	223,281
2010	10.341446	10.406354	0.63%	102,513
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.959834	17.138968	22.77%	39,209
2018	16.028103	13.959834	-12.90%	35,900
2017	14.286741	16.028103	12.19%	42,498
2016	12.029765	14.286741	18.76%	43,665
2015	12.872484	12.029765	-6.55%	47,431
2014	12.531398	12.872484	2.72%	21,077
2013*	10.000000	12.531398	25.31%	7,942

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.419601	22.075092	34.44%	97,059
2018	17.981106	16.419601	-8.68%	105,230
2017	14.350697	17.981106	25.30%	128,162
2016	13.771644	14.350697	4.20%	136,189
2015	14.065582	13.771644	-2.09%	142,590
2014	13.802708	14.065582	1.90%	160,658
2013	10.135533	13.802708	36.18%	144,802
2012	8.998670	10.135533	12.63%	161,899
2011	9.585284	8.998670	-6.12%	145,008
2010	7.714076	9.585284	24.26%	42,401
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.749285	9.931818	1.87%	235,134
2018	9.823603	9.749285	-0.76%	301,061
2017	9.909771	9.823603	-0.87%	284,725
2016	9.964312	9.909771	-0.55%	282,289
2015	10.123198	9.964312	-1.57%	289,512
2014	10.241052	10.123198	-1.15%	342,732
2013	10.359573	10.241052	-1.14%	367,889
2012	10.080351	10.359573	2.77%	360,104
2011	10.229857	10.080351	-1.46%	301,149
2010	9.889402	10.229857	3.44%	135,352
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.531478	11.562316	9.79%	543
2018	11.337668	10.531478	-7.11%	543
2017	10.177430	11.337668	11.40%	584
2016	9.174242	10.177430	10.93%	584
2015	10.282437	9.174242	-10.78%	584
2014	10.418202	10.282437	-1.30%	623
2013	10.592193	10.418202	-1.64%	10,263
2012*	10.000000	10.592193	5.92%	10,906
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.785996	11.023541	12.65%	240
2018	10.466306	9.785996	-6.50%	3,128
2017	9.703224	10.466306	7.86%	4,878
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.969902	11.523499	5.05%	7,443
2018	11.640547	10.969902	-5.76%	12,063
2017	10.698826	11.640547	8.80%	13,526
2016	10.581627	10.698826	1.11%	15,198
2015	11.602645	10.581627	-8.80%	21,668
2014	11.773874	11.602645	-1.45%	24,707
2013	12.825863	11.773874	-8.20%	39,452
2012	12.405808	12.825863	3.39%	41,224
2011	11.646011	12.405808	6.52%	41,008
2010	10.837712	11.646011	7.46%	29,772
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.836420	11.064538	2.11%	1,890,128
2018	11.004411	10.836420	-1.53%	2,098,009
2017	11.061363	11.004411	-0.51%	2,158,339
2016	11.112815	11.061363	-0.46%	2,147,892
2015	11.287188	11.112815	-1.54%	2,272,197
2014	11.402909	11.287188	-1.01%	2,516,962
2013	11.633026	11.402909	-1.98%	2,590,571
2012	11.196933	11.633026	3.89%	2,276,898
2011	11.282116	11.196933	-0.76%	1,700,399
2010	10.916941	11.282116	3.35%	640,082
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.100090	10.190901	0.90%	163,685
2018	10.136327	10.100090	-0.36%	127,626
2017	10.083914	10.136327	0.52%	101,326
2016*	10.000000	10.083914	0.84%	23,239
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.556138	11.226764	6.35%	1,099,769
2018	10.813864	10.556138	-2.38%	1,334,041
2017	10.500133	10.813864	2.99%	1,364,397
2016	10.417511	10.500133	0.79%	1,296,766
2015	10.567590	10.417511	-1.42%	1,308,215
2014	10.325496	10.567590	2.34%	1,636,688
2013	10.729699	10.325496	-3.77%	1,765,198
2012	9.973762	10.729699	7.58%	1,436,321
2011*	10.000000	9.973762	-0.26%	839,255
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.276610	20.014209	22.96%	10,949
2018	20.483453	16.276610	-20.54%	10,821
2017	16.469492	20.483453	24.37%	1,373
2016	17.183618	16.469492	-4.16%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.614192	42.481283	26.38%	20,479
2018	33.925565	33.614192	-0.92%	28,314
2017	27.121882	33.925565	25.09%	65,368
2016	30.916649	27.121882	-12.27%	50,461
2015	27.978326	30.916649	10.50%	72,304
2014	21.700606	27.978326	28.93%	109,342
2013	14.674413	21.700606	47.88%	79,297
2012	11.401817	14.674413	28.70%	84,616
2011	10.512665	11.401817	8.46%	57,201
2010*	10.000000	10.512665	5.13%	2,029
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.135834	5.628571	9.59%	7,401
2018	7.303833	5.135834	-29.68%	10,292
2017	7.583041	7.303833	-3.68%	17,658
2016	5.381461	7.583041	40.91%	15,612
2015	8.252493	5.381461	-34.79%	12,037
2014	10.414541	8.252493	-20.76%	11,308
2013	9.610602	10.414541	8.37%	11,651
2012*	10.000000	9.610602	-3.89%	11,337
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.264005	5.785733	9.91%	3,856
2018	7.470975	5.264005	-29.54%	4,878
2017	7.735013	7.470975	-3.41%	10,143
2016	5.477963	7.735013	41.20%	11,232
2015	8.377851	5.477963	-34.61%	20,396
2014	10.540980	8.377851	-20.52%	26,735
2013	9.706281	10.540980	8.60%	40,018
2012*	10.000000	9.706281	-2.94%	60,472
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.761589	7.62%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.342412	34.760458	22.64%	92,318
2018	28.477419	28.342412	-0.47%	88,768
2017	23.028372	28.477419	23.66%	109,929
2016	21.752313	23.028372	5.87%	125,345
2015	22.796945	21.752313	-4.58%	140,280
2014	23.647102	22.796945	-3.60%	161,879
2013	16.020725	23.647102	47.60%	151,804
2012	15.116906	16.020725	5.98%	181,912
2011	16.126972	15.116906	-6.26%	169,912
2010	12.947558	16.126972	24.56%	55,665

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.322986	12.794259	12.99%	3,926
2018	12.465354	11.322986	-9.16%	4,210
2017	11.119816	12.465354	12.10%	6,886
2016	10.971058	11.119816	1.36%	7,186
2015	11.336651	10.971058	-3.22%	7,480
2014	11.095351	11.336651	2.17%	7,783
2013	10.109592	11.095351	9.75%	3,223
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.625022	8.731578	14.51%	0
2018*	10.000000	7.625022	-23.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	34.175027	40.177653	17.56%	27,819
2018	41.153413	34.175027	-16.96%	42,587
2017	37.190455	41.153413	10.66%	46,476
2016	30.392797	37.190455	22.37%	52,252
2015	32.868914	30.392797	-7.53%	54,997
2014	30.769933	32.868914	6.82%	64,059
2013	22.800524	30.769933	34.95%	67,124
2012	19.629588	22.800524	16.15%	75,961
2011	21.908237	19.629588	-10.40%	64,487
2010	17.650383	21.908237	24.12%	48,859
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.222402	13.050959	6.78%	254,918
2018	12.828437	12.222402	-4.72%	304,788
2017	12.619505	12.828437	1.66%	307,413
2016	12.328865	12.619505	2.36%	311,984
2015	12.892289	12.328865	-4.37%	331,061
2014	12.728673	12.892289	1.29%	362,609
2013	14.184631	12.728673	-10.26%	373,276
2012	13.472357	14.184631	5.29%	405,203
2011	12.295411	13.472357	9.57%	354,162
2010	11.929218	12.295411	3.07%	110,807
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.092597	30.471880	26.48%	52,637
2018	28.234414	24.092597	-14.67%	58,098
2017	25.831977	28.234414	9.30%	71,252
2016	21.467330	25.831977	20.33%	101,839
2015	22.245681	21.467330	-3.50%	95,362
2014	19.518511	22.245681	13.97%	106,832
2013	15.324475	19.518511	27.37%	113,318
2012	13.447730	15.324475	13.96%	134,023
2011	13.831236	13.447730	-2.77%	130,719
2010	11.856213	13.831236	16.66%	58,916

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.151388	11.432750	12.62%	350
2018	10.662380	10.151388	-4.79%	0
2017	10.155021	10.662380	5.00%	364
2016	9.179683	10.155021	10.62%	0
2015*	10.000000	9.179683	-8.20%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.650739	10.328104	7.02%	29,271
2018	9.915255	9.650739	-2.67%	25,096
2017	9.797762	9.915255	1.20%	26,916
2016	9.752264	9.797762	0.47%	18,525
2015*	10.000000	9.752264	-2.48%	13,770
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.473830	14.339524	24.98%	9,011
2018	12.640824	11.473830	-9.23%	10,117
2017	11.066538	12.640824	14.23%	18,477
2016	9.724339	11.066538	13.80%	15,636
2015*	10.000000	9.724339	-2.76%	7,886
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.747288	17.027143	15.46%	139,012
2018	16.275779	14.747288	-9.39%	155,592
2017	14.597450	16.275779	11.50%	187,073
2016	14.341252	14.597450	1.79%	197,585
2015	14.774408	14.341252	-2.93%	226,579
2014	14.782617	14.774408	-0.06%	279,106
2013	13.176970	14.782617	12.19%	302,113
2012	12.221543	13.176970	7.82%	350,829
2011	12.934953	12.221543	-5.52%	315,795
2010	12.018891	12.934953	7.62%	181,494
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.915013	12.827096	17.52%	9,213
2018	13.204650	10.915013	-17.34%	10,259
2017	11.705856	13.204650	12.80%	11,955
2016	10.362670	11.705856	12.96%	16,021
2015	10.841571	10.362670	-4.42%	15,196
2014*	10.000000	10.841571	8.42%	3,779
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	37.679360	45.151119	19.83%	13,092
2018	42.222915	37.679360	-10.76%	32,427
2017	38.308649	42.222915	10.22%	34,716
2016	31.073846	38.308649	23.28%	37,763
2015	32.447778	31.073846	-4.23%	40,756
2014	31.480821	32.447778	3.07%	42,787
2013	22.816722	31.480821	37.97%	50,401
2012	20.106417	22.816722	13.48%	52,288
2011	20.390739	20.106417	-1.39%	26,140
2010	16.527358	20.390739	23.38%	13,625

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.169580	36.011546	27.84%	47,284
2018	30.199104	28.169580	-6.72%	78,440
2017	25.408165	30.199104	18.86%	83,864
2016	23.251773	25.408165	9.27%	95,049
2015	23.510032	23.251773	-1.10%	100,769
2014	21.199542	23.510032	10.90%	115,928
2013	16.416157	21.199542	29.14%	127,657
2012	14.499648	16.416157	13.22%	128,579
2011	14.551624	14.499648	-0.36%	73,572
2010	12.957235	14.551624	12.31%	33,952
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.231295	32.209419	32.92%	58,621
2018	26.605784	24.231295	-8.92%	69,673
2017	21.363167	26.605784	24.54%	89,990
2016	20.241634	21.363167	5.54%	115,530
2015	21.220085	20.241634	-4.61%	124,524
2014	20.071167	21.220085	5.72%	135,208
2013	16.941897	20.071167	18.47%	160,223
2012	15.689093	16.941897	7.99%	177,193
2011	14.714455	15.689093	6.62%	173,649
2010	13.044385	14.714455	12.80%	57,504
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.565016	10.928093	14.25%	4,893
2018	10.162694	9.565016	-5.88%	0
2017*	10.000000	10.162694	1.63%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.269039	16.616725	25.23%	12,558
2018	16.295690	13.269039	-18.57%	10,473
2017	14.870368	16.295690	9.58%	16,041
2016	11.568929	14.870368	28.54%	57,968
2015	12.614223	11.568929	-8.29%	10,998
2014	12.180737	12.614223	3.56%	7,171
2013*	10.000000	12.180737	21.81%	1,250
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.188509	10.696994	4.99%	21,428
2018	10.401188	10.188509	-2.04%	38,486
2017	10.254460	10.401188	1.43%	21,447
2016	9.599118	10.254460	6.83%	21,078
2015	9.888134	9.599118	-2.92%	21,078
2014	10.027409	9.888134	-1.39%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.208629	10.398242	26.67%	0
2018*	10.000000	8.208629	-17.91%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.157378	17.202561	13.49%	91,268
2018	16.148735	15.157378	-6.14%	94,671
2017	14.600530	16.148735	10.60%	106,530
2016	14.150012	14.600530	3.18%	124,642
2015	14.508393	14.150012	-2.47%	121,684
2014	14.198993	14.508393	2.18%	157,772
2013	12.793112	14.198993	10.99%	178,806
2012	11.693642	12.793112	9.40%	174,076
2011	11.976883	11.693642	-2.36%	156,772
2010	10.853307	11.976883	10.35%	82,631
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.988895	18.793609	17.54%	426,016
2018	17.364091	15.988895	-7.92%	480,256
2017	15.231641	17.364091	14.00%	529,336
2016	14.681779	15.231641	3.75%	590,319
2015	15.042833	14.681779	-2.40%	629,376
2014	14.667963	15.042833	2.56%	702,909
2013	12.936935	14.667963	13.38%	731,593
2012	11.669522	12.936935	10.86%	762,378
2011	12.050735	11.669522	-3.16%	539,209
2010	10.749898	12.050735	12.10%	237,583
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.036188	20.731736	21.69%	3,263
2018	18.899226	17.036188	-9.86%	7,619
2017	15.969231	18.899226	18.35%	10,399
2016	15.310086	15.969231	4.31%	10,735
2015	15.697732	15.310086	-2.47%	13,453
2014	15.284923	15.697732	2.70%	11,829
2013	12.839946	15.284923	19.04%	12,275
2012	11.369757	12.839946	12.93%	9,801
2011	11.933033	11.369757	-4.72%	10,500
2010	10.501446	11.933033	13.63%	8,926
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.082677	13.487098	21.70%	23,481
2018	11.829705	11.082677	-6.31%	13,813
2017	10.389799	11.829705	13.86%	2,338
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	32.013944	41.206902	28.72%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.699619	12.598496	7.68%	10,074
2018	15.862564	11.699619	-26.24%	10,229
2017	16.638930	15.862564	-4.67%	12,554
2016	12.710239	16.638930	30.91%	54,880
2015	16.357623	12.710239	-22.30%	15,437
2014	19.124767	16.357623	-14.47%	14,734
2013	15.711387	19.124767	21.73%	15,333
2012	15.300242	15.711387	2.69%	16,853
2011	16.459815	15.300242	-7.04%	14,200
2010	14.088047	16.459815	16.84%	2,810
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	23.470854	29.251462	24.63%	101,919
2018	26.175074	23.470854	-10.33%	139,135
2017	23.696439	26.175074	10.46%	157,491
2016	20.530551	23.696439	15.42%	170,677
2015	21.865659	20.530551	-6.11%	210,894
2014	20.557336	21.865659	6.36%	229,015
2013	16.401790	20.557336	25.34%	245,445
2012	14.291310	16.401790	14.77%	269,067
2011	14.480127	14.291310	-1.30%	247,661
2010	12.850889	14.480127	12.68%	135,642
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.414613	14.513925	27.15%	6,444
2018	12.821584	11.414613	-10.97%	6,474
2017	11.213108	12.821584	14.34%	7,206
2016*	10.000000	11.213108	12.13%	8,998
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.370516	41.209700	31.36%	68,244
2018	32.136944	31.370516	-2.38%	97,179
2017	24.310026	32.136944	32.20%	106,576
2016	24.656563	24.310026	-1.41%	116,682
2015	23.522829	24.656563	4.82%	152,376
2014	21.610653	23.522829	8.85%	158,398
2013	16.205978	21.610653	33.35%	144,766
2012	14.448071	16.205978	12.17%	158,842
2011	14.739601	14.448071	-1.98%	109,813
2010	12.136474	14.739601	21.45%	35,126

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.165762	14.123053	7.27%	134,390
2018	13.535596	13.165762	-2.73%	148,843
2017	13.274138	13.535596	1.97%	169,446
2016	12.957186	13.274138	2.45%	165,367
2015	13.328146	12.957186	-2.78%	190,589
2014	12.870188	13.328146	3.56%	209,468
2013	13.403317	12.870188	-3.98%	231,626
2012	12.945119	13.403317	3.54%	305,012
2011	12.334105	12.945119	4.95%	266,639
2010	11.696525	12.334105	5.45%	164,354
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	36.602398	44.204937	20.77%	66,044
2018	43.806070	36.602398	-16.44%	79,481
2017	37.062979	43.806070	18.19%	90,057
2016	33.771382	37.062979	9.75%	101,661
2015	35.013378	33.771382	-3.55%	118,685
2014	33.678383	35.013378	3.96%	142,851
2013	25.279972	33.678383	33.22%	153,762
2012	22.506390	25.279972	12.32%	176,712
2011	25.747562	22.506390	-12.59%	169,169
2010	20.423747	25.747562	26.07%	101,253
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.839211	26.052135	25.01%	34,811
2018	25.024092	20.839211	-16.72%	62,430
2017	19.632729	25.024092	27.46%	66,215
2016	21.135613	19.632729	-7.11%	73,993
2015	20.868102	21.135613	1.28%	75,800
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.066525	13.340910	20.55%	105
2018	12.066837	11.066525	-8.29%	0
2017	11.858851	12.066837	1.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.027235	14.134678	17.52%	10,264
2018	13.577929	12.027235	-11.42%	11,613
2017	12.365894	13.577929	9.80%	15,180
2016	11.142483	12.365894	10.98%	19,381
2015	12.116992	11.142483	-8.04%	19,811
2014	12.015766	12.116992	0.84%	62,079
2013	9.901081	12.015766	21.36%	65,261
2012	8.755911	9.901081	13.08%	63,125
2011	9.069547	8.755911	-3.46%	51,143
2010	8.389555	9.069547	8.11%	2,330

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.903402	16.959475	13.80%	79,945
2018	15.885191	14.903402	-6.18%	91,989
2017	14.771344	15.885191	7.54%	101,387
2016	13.211539	14.771344	11.81%	102,789
2015	14.497013	13.211539	-8.87%	111,798
2014	14.132974	14.497013	2.58%	129,498
2013	12.650361	14.132974	11.72%	137,097
2012	11.453388	12.650361	10.45%	137,694
2011	11.408652	11.453388	0.39%	111,537
2010	10.326718	11.408652	10.48%	46,938
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	33.029755	40.918745	23.88%	18,250
2018	38.670023	33.029755	-14.59%	20,056
2017	35.640501	38.670023	8.50%	21,348
2016	27.919019	35.640501	27.66%	24,273
2015	30.745576	27.919019	-9.19%	28,697
2014	31.179122	30.745576	-1.39%	36,595
2013	23.340627	31.179122	33.58%	37,175
2012	20.108351	23.340627	16.07%	45,228
2011	21.308778	20.108351	-5.63%	52,008
2010	16.948821	21.308778	25.72%	49,345
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.600963	11.926944	24.23%	0
2018	11.630101	9.600963	-17.45%	0
2017	8.447148	11.630101	37.68%	0
2016	7.335223	8.447148	15.16%	0
2015	9.305402	7.335223	-21.17%	0
2014*	10.000000	9.305402	-6.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	18.892263	20.844740	10.33%	384
2018	22.789432	18.892263	-17.10%	1,047
2017	19.916586	22.789432	14.42%	1,452
2016	18.951764	19.916586	5.09%	0
2015	20.670913	18.951764	-8.32%	0
2014	23.722979	20.670913	-12.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.172039	9.174205	0.02%	61,032
2018	9.177639	9.172039	-0.06%	72,231
2017	9.182821	9.177639	-0.06%	78,719
2016	9.097594	9.182821	0.94%	87,015
2015	9.695951	9.097594	-6.17%	97,101
2014	9.710786	9.695951	-0.15%	124,926

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.352047	12.459315	9.75%	611
2018	12.103922	11.352047	-6.21%	2,140
2017	10.913055	12.103922	10.91%	3,568
2016	10.666799	10.913055	2.31%	4,194
2015	11.550900	10.666799	-7.65%	4,807
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.364315	9.991730	6.70%	0
2018*	10.000000	9.364315	-6.36%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.332830	9.609599	2.97%	0
2018	10.028380	9.332830	-6.94%	0
2017	9.864769	10.028380	1.66%	0
2016	10.109309	9.864769	-2.42%	0
2015	10.123204	10.109309	-0.14%	0
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.943199	15.868269	22.60%	544
2018	14.934494	12.943199	-13.33%	752
2017	13.284075	14.934494	12.42%	2,332
2016	11.971722	13.284075	10.96%	2,479
2015	12.755880	11.971722	-6.15%	2,620
2014	12.488852	12.755880	2.14%	2,819
2013	9.914927	12.488852	25.96%	643
2012*	10.000000	9.914927	-0.85%	756
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	31.935913	41.162570	28.89%	3,274
2018	37.612542	31.935913	-15.09%	4,122
2017	28.138290	37.612542	33.67%	8,708
2016	28.741527	28.138290	-2.10%	6,429
2015	28.274821	28.741527	1.65%	11,603
2014	28.256219	28.274821	0.07%	13,881
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.649632	10.464992	8.45%	0
2018	10.310651	9.649632	-6.41%	0
2017	9.916521	10.310651	3.97%	0
2016	9.516953	9.916521	4.20%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.481938	10.641202	25.46%	30,141
2018	10.754339	8.481938	-21.13%	28,652
2017	8.673756	10.754339	23.99%	27,396
2016	9.092687	8.673756	-4.61%	24,395
2015	8.994189	9.092687	1.10%	21,523
2014*	10.000000	8.994189	-10.06%	5,476
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.313892	32.697745	29.17%	43,990
2018	28.095282	25.313892	-9.90%	49,881
2017	24.565657	28.095282	14.37%	57,890
2016	22.509595	24.565657	9.13%	67,727
2015	22.265508	22.509595	1.10%	67,087
2014	20.569009	22.265508	8.25%	71,123
2013	15.960199	20.569009	28.88%	82,872
2012	13.959700	15.960199	14.33%	91,543
2011	14.281674	13.959700	-2.25%	106,244
2010	12.575351	14.281674	13.57%	68,627
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.125271	43.440878	23.67%	20,372
2018	40.048651	35.125271	-12.29%	20,795
2017	35.855165	40.048651	11.70%	25,808
2016	31.074615	35.855165	15.38%	27,282
2015	33.749328	31.074615	-7.93%	35,366
2014	30.827666	33.749328	9.48%	39,191
2013	22.357865	30.827666	37.88%	37,368
2012	19.379189	22.357865	15.37%	46,739
2011	20.246317	19.379189	-4.28%	50,299
2010	16.779833	20.246317	20.66%	26,027
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.074053	16.804938	19.40%	146,256
2018	15.181299	14.074053	-7.29%	152,901
2017	13.090311	15.181299	15.97%	181,246
2016	13.701831	13.090311	-4.46%	188,473
2015	15.247004	13.701831	-10.13%	249,405
2014	16.414568	15.247004	-7.11%	321,715
2013	13.378593	16.414568	22.69%	341,338
2012	11.449652	13.378593	16.85%	331,188
2011	12.583734	11.449652	-9.01%	243,536
2010	11.809328	12.583734	6.56%	130,294

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.220949	13.323856	9.02%	15,414
2018	12.734669	12.220949	-4.03%	16,447
2017	12.174147	12.734669	4.60%	18,028
2016	10.685851	12.174147	13.93%	20,921
2015	11.656668	10.685851	-8.33%	28,643
2014	11.666264	11.656668	-0.08%	31,097
2013	10.767691	11.666264	8.35%	108,800
2012*	10.000000	10.767691	7.68%	9,146
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.829696	21.409902	35.25%	11,072
2018	16.155763	15.829696	-2.02%	13,065
2017	12.983884	16.155763	24.43%	14,267
2016	12.478277	12.983884	4.05%	18,334
2015	13.507213	12.478277	-7.62%	24,402
2014	12.770848	13.507213	5.77%	21,929
2013	10.023807	12.770848	27.41%	14,638
2012*	10.000000	10.023807	0.24%	6,831
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.578021	10.262550	7.15%	43,565
2018	9.896884	9.578021	-3.22%	46,661
2017	9.765727	9.896884	1.34%	53,191
2016	9.742955	9.765727	0.23%	64,884
2015*	10.000000	9.742955	-2.57%	27,920
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	39.106046	52.474022	34.18%	28,489
2018	39.214255	39.106046	-0.28%	36,530
2017	30.763694	39.214255	27.47%	55,719
2016	30.776024	30.763694	-0.04%	65,843
2015	28.040748	30.776024	9.75%	76,236
2014	26.365808	28.040748	6.35%	84,966
2013	20.544547	26.365808	28.33%	94,162
2012	16.917674	20.544547	21.44%	140,961
2011	18.540512	16.917674	-8.75%	102,705
2010	17.758387	18.540512	4.40%	66,151
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.726006	32.270126	42.00%	5,702
2018	22.971767	22.726006	-1.07%	5,805
2017	16.166132	22.971767	42.10%	18,995
2016	14.480865	16.166132	11.64%	35,237
2015	14.113205	14.480865	2.61%	19,433
2014	13.163399	14.113205	7.22%	17,597
2013	9.915766	13.163399	32.75%	18,149
2012*	10.000000	9.915766	-0.84%	18,212

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.376995	30.285063	24.24%	7,727
2018	29.299767	24.376995	-16.80%	9,434
2017	22.843636	29.299767	28.26%	11,452
2016	24.971763	22.843636	-8.52%	11,100
2015	27.927566	24.971763	-10.58%	14,825
2014	32.404704	27.927566	-13.82%	14,397
2013	28.918947	32.404704	12.05%	15,438
2012	26.060546	28.918947	10.97%	15,814
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.512669	9.860928	15.84%	4,735
2018	10.661459	8.512669	-20.15%	6,016
2017	8.505889	10.661459	25.34%	10,541
2016	7.182082	8.505889	18.43%	6,044
2015	9.162735	7.182082	-21.62%	0
2014	9.799432	9.162735	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.813871	10.431762	6.30%	38,698
2018	10.113958	9.813871	-2.97%	40,769
2017	9.930835	10.113958	1.84%	39,132
2016*	10.000000	9.930835	-0.69%	13,819
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.625004	21.643893	38.52%	5,331
2018	16.216059	15.625004	-3.64%	5,450
2017	13.090537	16.216059	23.88%	8,002
2016	12.270492	13.090537	6.68%	9,840
2015	12.788982	12.270492	-4.05%	10,377
2014	14.100140	12.788982	-9.30%	11,133
2013	10.183068	14.100140	38.47%	100,698
2012*	10.000000	10.183068	1.83%	3,161
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	28.839504	36.620631	26.98%	86,906
2018	32.815061	28.839504	-12.12%	120,010
2017	28.518202	32.815061	15.07%	137,224
2016	25.562297	28.518202	11.56%	142,625
2015	26.316484	25.562297	-2.87%	147,459
2014	24.355034	26.316484	8.05%	155,764
2013	18.318495	24.355034	32.95%	166,912
2012	16.122926	18.318495	13.62%	170,115
2011	16.519974	16.122926	-2.40%	151,300
2010	15.149121	16.519974	9.05%	87,651
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.810127	8.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.986135	20.927477	23.20%	136,946
2018	19.192306	16.986135	-11.50%	148,314
2017	15.433584	19.192306	24.35%	164,798
2016	15.157397	15.433584	1.82%	168,503
2015	14.539877	15.157397	4.25%	188,032
2014	14.662964	14.539877	-0.84%	177,902
2013	11.716593	14.662964	25.15%	167,674
2012	10.307925	11.716593	13.67%	182,091
2011	10.702750	10.307925	-3.69%	160,199
2010*	10.000000	10.702750	7.03%	45,833
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.200502	11.535050	25.37%	661
2018	10.188317	9.200502	-9.70%	690
2017	9.232228	10.188317	10.36%	725
2016	8.189545	9.232228	12.73%	0
2015*	10.000000	8.189545	-18.10%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.998493	20.667356	21.58%	19,208
2018	18.680041	16.998493	-9.00%	20,247
2017	16.210537	18.680041	15.23%	21,957
2016	14.893173	16.210537	8.85%	26,388
2015	16.362123	14.893173	-8.98%	28,659
2014	17.039279	16.362123	-3.97%	29,257
2013	13.173078	17.039279	29.35%	30,882
2012	10.956550	13.173078	20.23%	25,590
2011	11.276729	10.956550	-2.84%	13,558
2010*	10.000000	11.276729	12.77%	434
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.519128	18.378935	18.43%	6,504,484
2018	16.659012	15.519128	-6.84%	7,068,103
2017	14.672143	16.659012	13.54%	7,640,819
2016	13.727661	14.672143	6.88%	8,075,588
2015	13.864243	13.727661	-0.99%	8,254,885
2014	13.467867	13.864243	2.94%	8,270,335
2013	11.141370	13.467867	20.88%	8,449,828
2012	9.820076	11.141370	13.46%	7,957,112
2011	9.922759	9.820076	-1.03%	6,917,856
2010	9.034298	9.922759	9.83%	2,858,322

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.753223	11.490699	6.86%	2,102,491
2018	11.087281	10.753223	-3.01%	2,336,672
2017	10.955312	11.087281	1.20%	2,320,330
2016	10.884112	10.955312	0.65%	2,177,945
2015	11.126283	10.884112	-2.18%	2,289,868
2014	10.809399	11.126283	2.93%	2,395,646
2013	11.315634	10.809399	-4.47%	2,488,419
2012	10.995134	11.315634	2.91%	2,190,197
2011	10.606108	10.995134	3.67%	1,816,211
2010	10.205658	10.606108	3.92%	847,957
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.161755	22.679469	32.15%	134,604
2018	19.326108	17.161755	-11.20%	142,823
2017	15.048988	19.326108	28.42%	160,087
2016	15.318758	15.048988	-1.76%	178,132
2015	14.663961	15.318758	4.47%	193,117
2014	14.686033	14.663961	-0.15%	205,139
2013	11.643199	14.686033	26.13%	215,497
2012	9.726901	11.643199	19.70%	240,528
2011	10.938302	9.726901	-11.07%	239,108
2010	10.023020	10.938302	9.13%	115,111
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.099330	24.398597	27.75%	158,116
2018	19.610087	19.099330	-2.60%	197,626
2017	15.648893	19.610087	25.31%	243,910
2016	14.632935	15.648893	6.94%	239,686
2015	14.022697	14.632935	4.35%	339,754
2014	13.234019	14.022697	5.96%	315,666
2013	10.413584	13.234019	27.08%	337,461
2012	9.046835	10.413584	15.11%	371,934
2011	9.680230	9.046835	-6.54%	356,934
2010	8.352911	9.680230	15.89%	217,833
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.863919	19.546997	23.22%	1,360,982
2018	16.542715	15.863919	-4.10%	1,511,216
2017	13.836706	16.542715	19.56%	1,695,305
2016	12.702711	13.836706	8.93%	1,909,584
2015	12.816088	12.702711	-0.88%	2,072,859
2014	11.858170	12.816088	8.08%	2,283,128
2013	9.095307	11.858170	30.38%	2,535,256
2012	7.924459	9.095307	14.78%	2,823,910
2011	8.266547	7.924459	-4.14%	2,578,971
2010	7.597040	8.266547	8.81%	1,136,381

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.663487	15.695812	7.04%	169,808
2018	15.315903	14.663487	-4.26%	194,694
2017	14.689575	15.315903	4.26%	220,283
2016	13.788618	14.689575	6.53%	249,919
2015	14.481429	13.788618	-4.78%	252,326
2014	14.217275	14.481429	1.86%	290,680
2013	14.664939	14.217275	-3.05%	289,845
2012	13.325004	14.664939	10.06%	273,789
2011	12.875031	13.325004	3.49%	239,827
2010	11.873865	12.875031	8.43%	96,606
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	26.142370	32.555006	24.53%	49,187
2018	28.814927	26.142370	-9.27%	48,080
2017	24.969561	28.814927	15.40%	60,285
2016	21.658570	24.969561	15.29%	71,767
2015	23.628957	21.658570	-8.34%	84,743
2014	22.124037	23.628957	6.80%	84,064
2013	16.676857	22.124037	32.66%	93,875
2012	14.393787	16.676857	15.86%	88,355
2011	15.063527	14.393787	-4.45%	91,700
2010	13.307463	15.063527	13.20%	45,071
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.733250	10.969751	12.70%	0
2018	10.846777	9.733250	-10.27%	0
2017	9.340096	10.846777	16.13%	1,073
2016	9.250168	9.340096	0.97%	1,073
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.050215	10.503237	4.51%	0
2018*	10.000000	10.050215	0.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.339865	22.883079	12.50%	17,425
2018	21.388079	20.339865	-4.90%	21,294
2017	20.431656	21.388079	4.68%	23,096
2016	18.252878	20.431656	11.94%	24,643
2015	19.114320	18.252878	-4.51%	20,473
2014	19.009644	19.114320	0.55%	27,261

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.476505	19.436801	25.59%	42,205
2018	16.618259	15.476505	-6.87%	45,037
2017	13.584255	16.618259	22.33%	48,044
2016	12.201172	13.584255	11.34%	59,098
2015	12.594061	12.201172	-3.12%	63,580
2014	12.053878	12.594061	4.48%	73,964
2013	8.564913	12.053878	40.74%	125,045
2012	7.476887	8.564913	14.55%	103,341
2011	8.631396	7.476887	-13.38%	96,207
2010	7.629139	8.631396	13.14%	32,693
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.718020	12.657525	30.25%	62,353
2018	11.895432	9.718020	-18.30%	66,120
2017	9.663559	11.895432	23.10%	65,601
2016	10.104996	9.663559	-4.37%	69,638
2015	10.373896	10.104996	-2.59%	72,380
2014	10.725252	10.373896	-3.28%	68,024
2013	9.034304	10.725252	18.72%	72,851
2012	7.976413	9.034304	13.26%	71,286
2011	9.000995	7.976413	-11.38%	75,119
2010	8.066282	9.000995	11.59%	24,744
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.006962	32.900524	26.51%	5,075
2018	26.600949	26.006962	-2.23%	5,675
2017	22.560885	26.600949	17.91%	6,077
2016	20.698736	22.560885	9.00%	6,777
2015	20.971602	20.698736	-1.30%	9,173
2014	19.128379	20.971602	9.64%	56,900
2013	14.915989	19.128379	28.24%	8,681
2012	13.362918	14.915989	11.62%	9,509
2011	13.576782	13.362918	-1.58%	9,024
2010	12.229463	13.576782	11.02%	3,993
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.929530	15.714981	21.54%	8,695
2018	14.775950	12.929530	-12.50%	39,422
2017	12.578517	14.775950	17.47%	39,569
2016	11.837882	12.578517	6.26%	41,416
2015	12.288876	11.837882	-3.67%	39,141
2014	11.993938	12.288876	2.46%	38,211
2013	9.447642	11.993938	26.95%	38,916
2012	8.295902	9.447642	13.88%	37,981
2011	9.037008	8.295902	-8.20%	36,527
2010	8.017520	9.037008	12.72%	1,916

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.380298	14.102902	13.91%	1,567,905
2018	13.467439	12.380298	-8.07%	1,700,495
2017	12.257304	13.467439	9.87%	1,923,409
2016	11.780796	12.257304	4.04%	2,061,747
2015	12.143745	11.780796	-2.99%	2,242,059
2014	11.874946	12.143745	2.26%	2,375,664
2013	10.562844	11.874946	12.42%	2,661,387
2012	9.700454	10.562844	8.89%	2,776,859
2011	10.027838	9.700454	-3.26%	2,312,024
2010	9.263244	10.027838	8.25%	1,030,485
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.882537	15.187991	17.90%	5,485,573
2018	14.307720	12.882537	-9.96%	5,889,266
2017	12.599919	14.307720	13.55%	6,349,323
2016	11.973166	12.599919	5.23%	6,904,903
2015	12.375742	11.973166	-3.25%	7,420,743
2014	12.055552	12.375742	2.66%	8,338,192
2013	10.140761	12.055552	18.88%	8,889,656
2012	9.101244	10.140761	11.42%	8,786,768
2011	9.613325	9.101244	-5.33%	8,121,988
2010	8.723627	9.613325	10.20%	3,630,205
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.382568	12.351534	8.51%	629,859
2018	11.920765	11.382568	-4.51%	702,039
2017	11.430372	11.920765	4.29%	810,244
2016	11.143052	11.430372	2.58%	1,002,912
2015	11.448690	11.143052	-2.67%	1,117,693
2014	11.299369	11.448690	1.32%	1,197,566
2013	10.982338	11.299369	2.89%	1,431,649
2012	10.419919	10.982338	5.40%	1,376,004
2011	10.478811	10.419919	-0.56%	1,371,194
2010	10.006663	10.478811	4.72%	649,522
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.768381	12.021049	11.63%	1,088
2018	11.812087	10.768381	-8.84%	1,199
2017	10.496412	11.812087	12.53%	1,322
2016	10.141082	10.496412	3.50%	1,403
2015	10.806831	10.141082	-6.16%	1,530
2014	10.778167	10.806831	0.27%	1,552
2013*	10.000000	10.778167	7.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.050914	12.505752	13.16%	140,677
2018	12.129939	11.050914	-8.90%	149,309
2017	10.502021	12.129939	15.50%	11,247
2016	10.083850	10.502021	4.15%	3,486
2015	10.811680	10.083850	-6.73%	3,684
2014	10.916085	10.811680	-0.96%	23,653
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.683946	14.693190	15.84%	3,067,694
2018	13.924425	12.683946	-8.91%	3,348,165
2017	12.459980	13.924425	11.75%	3,799,830
2016	11.904805	12.459980	4.66%	4,137,043
2015	12.272399	11.904805	-3.00%	4,479,242
2014	11.969453	12.272399	2.53%	5,211,163
2013	10.362445	11.969453	15.51%	5,455,976
2012	9.405547	10.362445	10.17%	5,681,157
2011	9.821305	9.405547	-4.23%	5,002,883
2010	8.993867	9.821305	9.20%	1,926,760
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.881014	15.437615	19.85%	24,887
2018	14.518437	12.881014	-11.28%	26,706
2017	12.540346	14.518437	15.77%	25,390
2016	11.886699	12.540346	5.50%	32,742
2015	12.308708	11.886699	-3.43%	41,422
2014	12.005828	12.308708	2.52%	40,589
2013	9.852628	12.005828	21.85%	25,153
2012	8.769858	9.852628	12.35%	42,063
2011	9.382225	8.769858	-6.53%	16,686
2010	8.444619	9.382225	11.10%	5,414
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.142053	13.607953	12.07%	815,861
2018	13.004341	12.142053	-6.63%	882,337
2017	12.069112	13.004341	7.75%	964,216
2016	11.612009	12.069112	3.94%	1,041,682
2015	11.970472	11.612009	-2.99%	1,085,209
2014	11.729710	11.970472	2.05%	1,203,452
2013	10.754332	11.729710	9.07%	1,278,604
2012	9.967594	10.754332	7.89%	1,287,749
2011	10.192952	9.967594	-2.21%	1,084,683
2010	9.534297	10.192952	6.91%	636,756

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.305697	14.675270	10.29%	198,526
2018	16.097531	13.305697	-17.34%	186,435
2017	13.377552	16.097531	20.33%	198,176
2016	13.492419	13.377552	-0.85%	229,306
2015	14.319716	13.492419	-5.78%	248,064
2014	15.899946	14.319716	-9.94%	261,910
2013	13.502774	15.899946	17.75%	261,364
2012	11.518399	13.502774	17.23%	293,519
2011	13.414082	11.518399	-14.13%	276,220
2010	12.864296	13.414082	4.27%	143,516
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.748880	12.521726	6.58%	93,594
2018	12.066844	11.748880	-2.64%	103,571
2017	11.812447	12.066844	2.15%	109,621
2016	11.472487	11.812447	2.96%	100,769
2015	11.804603	11.472487	-2.81%	106,408
2014	11.501237	11.804603	2.64%	130,500
2013	11.985097	11.501237	-4.04%	49,212
2012	11.373008	11.985097	5.38%	54,862
2011	10.917498	11.373008	4.17%	119,696
2010	10.427791	10.917498	4.70%	19,503
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.428841	13.355628	7.46%	62,788
2018	12.864380	12.428841	-3.39%	72,104
2017	12.643252	12.864380	1.75%	73,167
2016	12.477752	12.643252	1.33%	67,768
2015	12.792070	12.477752	-2.46%	64,320
2014	12.439242	12.792070	2.84%	79,693
2013	12.952001	12.439242	-3.96%	88,679
2012	12.332403	12.952001	5.02%	88,157
2011	11.859763	12.332403	3.99%	89,258
2010	11.187800	11.859763	6.01%	60,856
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.050689	14.151221	17.43%	0
2018	13.685744	12.050689	-11.95%	0
2017	11.839602	13.685744	15.59%	0
2016	10.840003	11.839602	9.22%	0
2015	11.416257	10.840003	-5.05%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.486975	13.235529	15.22%	0
2018	12.710506	11.486975	-9.63%	0
2017	11.387414	12.710506	11.62%	0
2016	10.676966	11.387414	6.65%	0
2015	11.084585	10.676966	-3.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	27.866488	33.515934	20.27%	4,372
2018	34.518414	27.866488	-19.27%	11,944
2017	24.927100	34.518414	38.48%	12,306
2016	23.652550	24.927100	5.39%	13,739
2015	28.798079	23.652550	-17.87%	13,503
2014	31.156320	28.798079	-7.57%	15,898
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.628436	12.116624	4.20%	131,374
2018	11.866668	11.628436	-2.01%	146,921
2017	11.854920	11.866668	0.10%	168,583
2016	12.001029	11.854920	-1.22%	168,105
2015	12.253042	12.001029	-2.06%	242,413
2014	11.950681	12.253042	2.53%	207,305
2013	12.703573	11.950681	-5.93%	214,822
2012	12.572529	12.703573	1.04%	216,287
2011	11.954538	12.572529	5.17%	322,159
2010	11.635860	11.954538	2.74%	201,218
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.662835	8.645223	-0.20%	352,649
2018	8.714877	8.662835	-0.60%	405,546
2017	8.850415	8.714877	-1.53%	440,441
2016	9.025259	8.850415	-1.94%	502,991
2015	9.204747	9.025259	-1.95%	417,270
2014	9.387808	9.204747	-1.95%	460,860
2013	9.574509	9.387808	-1.95%	530,656
2012	9.765449	9.574509	-1.96%	645,713
2011	9.959114	9.765449	-1.94%	424,725
2010	10.157162	9.959114	-1.95%	308,660
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.334556	9.717657	16.59%	17,909
2018	9.978335	8.334556	-16.47%	18,806
2017	8.008003	9.978335	24.60%	22,546
2016	8.115402	8.008003	-1.32%	25,425
2015	8.552281	8.115402	-5.11%	40,407
2014	8.785622	8.552281	-2.66%	40,666
2013	7.621717	8.785622	15.27%	31,295
2012	6.746396	7.621717	12.97%	25,817
2011	7.644830	6.746396	-11.75%	24,761
2010	6.899575	7.644830	10.80%	16,482

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.100608	10.815062	18.84%	48,645
2018	10.809728	9.100608	-15.81%	47,472
2017	8.857738	10.809728	22.04%	48,997
2016	8.986409	8.857738	-1.43%	51,253
2015	9.294249	8.986409	-3.31%	38,563
2014	10.104360	9.294249	-8.02%	37,261
2013	8.515928	10.104360	18.65%	32,654
2012	7.347534	8.515928	15.90%	31,268
2011	8.598280	7.347534	-14.55%	20,190
2010	8.165074	8.598280	5.31%	12,695
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	24.870450	30.172711	21.32%	640
2018	27.832483	24.870450	-10.64%	640
2017	23.967273	27.832483	16.13%	2,597
2016	22.328548	23.967273	7.34%	2,597
2015	23.002243	22.328548	-2.93%	8,500
2014	22.345704	23.002243	2.94%	8,608
2013	17.909927	22.345704	24.77%	10,125
2012	15.760488	17.909927	13.64%	4,040
2011	16.731092	15.760488	-5.80%	4,127
2010	14.885937	16.731092	12.40%	1,697
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.521865	17.554030	13.09%	678,098
2018	16.639227	15.521865	-6.72%	750,546
2017	15.269557	16.639227	8.97%	854,437
2016	14.649101	15.269557	4.24%	952,960
2015	14.966448	14.649101	-2.12%	991,374
2014	14.594888	14.966448	2.55%	1,049,698
2013	13.123412	14.594888	11.21%	1,142,613
2012	12.236480	13.123412	7.25%	1,153,425
2011	12.369869	12.236480	-1.08%	886,067
2010	11.488255	12.369869	7.67%	376,936
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.183629	21.384287	17.60%	1,823,580
2018	19.830499	18.183629	-8.30%	2,024,049
2017	17.615153	19.830499	12.58%	2,163,757
2016	16.674050	17.615153	5.64%	2,351,714
2015	17.096610	16.674050	-2.47%	2,457,486
2014	16.572851	17.096610	3.16%	2,532,823
2013	14.144874	16.572851	17.17%	2,672,823
2012	12.852412	14.144874	10.06%	2,750,562
2011	13.231289	12.852412	-2.86%	2,495,307
2010	12.045182	13.231289	9.85%	687,097

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.379613	14.369320	7.40%	286,306
2018	13.897812	13.379613	-3.73%	299,491
2017	13.411307	13.897812	3.63%	433,792
2016	13.117976	13.411307	2.24%	434,594
2015	13.343536	13.117976	-1.69%	477,837
2014	13.099296	13.343536	1.86%	546,038
2013	12.744055	13.099296	2.79%	609,272
2012	12.358508	12.744055	3.12%	777,728
2011	12.244822	12.358508	0.93%	328,904
2010	11.793354	12.244822	3.83%	141,584
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.847076	12.018015	10.79%	54,302
2018	11.723551	10.847076	-7.48%	703
2017	10.484880	11.723551	11.81%	716
2016	10.115449	10.484880	3.65%	728
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.136286	12.584132	13.00%	27,567
2018	12.091059	11.136286	-7.90%	29,223
2017	10.542483	12.091059	14.69%	10,459
2016	10.052806	10.542483	4.87%	3,958
2015	10.674947	10.052806	-5.83%	19,141
2014	10.701720	10.674947	-0.25%	26,725
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.304470	22.286865	15.45%	1,151,368
2018	20.876366	19.304470	-7.53%	1,251,453
2017	18.853199	20.876366	10.73%	1,291,008
2016	17.945268	18.853199	5.06%	1,389,217
2015	18.363639	17.945268	-2.28%	1,523,079
2014	17.806277	18.363639	3.13%	1,681,820
2013	15.571226	17.806277	14.35%	1,734,390
2012	14.332048	15.571226	8.65%	1,726,596
2011	14.622383	14.332048	-1.99%	1,523,735
2010	13.445621	14.622383	8.75%	768,854

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.569455	26.959841	19.45%	12,745
2018	24.948616	22.569455	-9.54%	13,366
2017	21.806289	24.948616	14.41%	33,179
2016	20.500037	21.806289	6.37%	36,491
2015	21.061472	20.500037	-2.67%	37,778
2014	20.465842	21.061472	2.91%	39,927
2013	17.056007	20.465842	19.99%	41,154
2012	15.291798	17.056007	11.54%	54,187
2011	15.934161	15.291798	-4.03%	31,214
2010	14.402396	15.934161	10.64%	17,748
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.351622	18.194509	11.27%	345,360
2018	17.325210	16.351622	-5.62%	375,775
2017	16.178521	17.325210	7.09%	423,099
2016	15.609193	16.178521	3.65%	472,057
2015	15.924497	15.609193	-1.98%	456,519
2014	15.506288	15.924497	2.70%	535,146
2013	14.312546	15.506288	8.34%	590,178
2012	13.511552	14.312546	5.93%	620,936
2011	13.501187	13.511552	0.08%	543,240
2010	12.688935	13.501187	6.40%	303,026
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.427445	4.27%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.726956	7.27%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.900612	21.578662	27.68%	39,565
2018	17.836292	16.900612	-5.25%	41,661
2017	14.005235	17.836292	27.35%	48,314
2016	14.004290	14.005235	0.01%	52,867
2015	13.849379	14.004290	1.12%	68,101
2014	12.823434	13.849379	8.00%	78,946
2013	9.729903	12.823434	31.79%	88,752
2012	8.544698	9.729903	13.87%	85,897
2011	9.005380	8.544698	-5.12%	70,505
2010	7.961577	9.005380	13.11%	17,997
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.878676	12.690005	16.65%	183,871
2018	11.658249	10.878676	-6.69%	165,027
2017	10.114077	11.658249	15.27%	75,471
2016	9.502433	10.114077	6.44%	62,066
2015	9.914214	9.502433	-4.15%	24,113
2014*	10.000000	9.914214	-0.86%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.208720	14.602158	19.60%	0
2018	12.782034	12.208720	-4.49%	0
2017	10.711433	12.782034	19.33%	0
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.075736	36.458911	34.66%	44,368
2018	28.049481	27.075736	-3.47%	48,270
2017	22.511913	28.049481	24.60%	57,076
2016	22.219702	22.511913	1.32%	64,492
2015	21.619027	22.219702	2.78%	40,329
2014	20.309979	21.619027	6.45%	32,179
2013	15.198751	20.309979	33.63%	37,551
2012	13.090219	15.198751	16.11%	72,784
2011	13.691636	13.090219	-4.39%	32,358
2010	12.867835	13.691636	6.40%	20,984
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.644063	28.126785	24.21%	44,745
2018	25.513247	22.644063	-11.25%	46,706
2017	23.994518	25.513247	6.33%	57,363
2016	20.355923	23.994518	17.87%	57,524
2015	21.725846	20.355923	-6.31%	62,810
2014	19.617821	21.725846	10.75%	113,059
2013	15.195144	19.617821	29.11%	76,791
2012	13.541825	15.195144	12.21%	84,139
2011	13.743741	13.541825	-1.47%	81,489
2010	12.387724	13.743741	10.95%	45,751
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	35.804190	44.111266	23.20%	36,770
2018	41.212182	35.804190	-13.12%	36,009
2017	36.301282	41.212182	13.53%	46,131
2016	30.776705	36.301282	17.95%	43,699
2015	32.204971	30.776705	-4.43%	46,326
2014	30.017686	32.204971	7.29%	46,735
2013	23.010003	30.017686	30.45%	52,156
2012	19.977903	23.010003	15.18%	60,261
2011	20.906373	19.977903	-4.44%	45,281
2010	16.894982	20.906373	23.74%	30,610
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.607837	15.511631	13.99%	54,593
2018	16.790907	13.607837	-18.96%	54,051
2017	13.974626	16.790907	20.15%	57,931
2016	13.575542	13.974626	2.94%	63,249
2015	14.627548	13.575542	-7.19%	62,502
2014	16.516926	14.627548	-11.44%	60,655

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.734741	16.846946	22.66%	50,291
2018	15.882643	13.734741	-13.52%	52,496
2017	14.163439	15.882643	12.14%	60,692
2016	12.447110	14.163439	13.79%	67,153
2015	13.146474	12.447110	-5.32%	77,173
2014	12.162131	13.146474	8.09%	78,700
2013	9.186203	12.162131	32.40%	89,714
2012	7.967675	9.186203	15.29%	96,078
2011	8.653032	7.967675	-7.92%	74,841
2010	7.827338	8.653032	10.55%	24,418
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.416072	21.148562	21.43%	11,835
2018	20.455517	17.416072	-14.86%	12,671
2017	18.325112	20.455517	11.63%	14,770
2016	15.892422	18.325112	15.31%	20,707
2015	16.690140	15.892422	-4.78%	22,073
2014	14.546263	16.690140	14.74%	31,364
2013	10.934308	14.546263	33.03%	103,232
2012	9.585454	10.934308	14.07%	24,172
2011	10.008039	9.585454	-4.22%	24,153
2010	8.531911	10.008039	17.30%	19,922
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	24.533416	32.565057	32.74%	11,918
2018	27.264414	24.533416	-10.02%	11,683
2017	22.307047	27.264414	22.22%	13,343
2016	21.052971	22.307047	5.96%	15,288
2015	21.358593	21.052971	-1.43%	19,116
2014	21.244174	21.358593	0.54%	23,341
2013	15.051287	21.244174	41.15%	29,417
2012	13.574086	15.051287	10.88%	28,609
2011	13.963762	13.574086	-2.79%	23,520
2010	11.383451	13.963762	22.67%	9,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	31.501744	36.660685	16.38%	5,761
2018	38.770960	31.501744	-18.75%	5,422
2017	36.357369	38.770960	6.64%	6,127
2016	29.517622	36.357369	23.17%	7,061
2015	32.125237	29.517622	-8.12%	9,785
2014	30.688022	32.125237	4.68%	9,841
2013	22.351848	30.688022	37.30%	45,808
2012	18.949634	22.351848	17.95%	5,579
2011	20.440477	18.949634	-7.29%	8,547
2010	16.482865	20.440477	24.01%	1,167

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	31.043344	38.155222	22.91%	6,566
2018	36.326525	31.043344	-14.54%	6,580
2017	32.727135	36.326525	11.00%	7,516
2016	27.236083	32.727135	20.16%	7,020
2015	28.314416	27.236083	-3.81%	10,445
2014	28.717928	28.314416	-1.41%	11,967
2013	20.838481	28.717928	37.81%	11,879
2012	18.445249	20.838481	12.97%	11,162
2011	19.970280	18.445249	-7.64%	11,395
2010	16.296331	19.970280	22.54%	3,457
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.364088	20.224184	23.59%	25,256
2018	17.733263	16.364088	-7.72%	28,750
2017	15.279085	17.733263	16.06%	33,767
2016	14.151526	15.279085	7.97%	41,322
2015	14.493622	14.151526	-2.36%	47,722
2014	13.376068	14.493622	8.35%	55,557
2013	9.846058	13.376068	35.85%	66,914
2012	9.016009	9.846058	9.21%	67,111
2011	9.505383	9.016009	-5.15%	91,523
2010	7.845689	9.505383	21.15%	12,508
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.906811	16.508067	27.90%	21,206
2018	13.721699	12.906811	-5.94%	20,319
2017	13.183858	13.721699	4.08%	23,450
2016	12.544898	13.183858	5.09%	27,306
2015	13.562081	12.544898	-7.50%	36,983
2014	10.755035	13.562081	26.10%	120,823
2013	10.680542	10.755035	0.70%	31,444
2012	9.424859	10.680542	13.32%	46,625
2011	9.055986	9.424859	4.07%	44,850
2010	7.114320	9.055986	27.29%	35,431
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.476759	19.854940	28.29%	62,586
2018	16.595079	15.476759	-6.74%	61,766
2017	13.960961	16.595079	18.87%	70,147
2016	12.781249	13.960961	9.23%	58,335
2015	12.913677	12.781249	-1.03%	58,938
2014	11.647335	12.913677	10.87%	27,947
2013*	10.000000	11.647335	16.47%	22,900

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.756995	9.957752	2.06%	55,858
2018	9.871129	9.756995	-1.16%	58,850
2017	9.910394	9.871129	-0.40%	87,742
2016	9.861228	9.910394	0.50%	85,485
2015	10.091776	9.861228	-2.28%	101,623
2014	10.241887	10.091776	-1.47%	101,570
2013	10.434583	10.241887	-1.85%	67,552
2012	10.280398	10.434583	1.50%	62,708
2011	10.349954	10.280398	-0.67%	53,760
2010	10.306389	10.349954	0.42%	38,063
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.799493	16.907639	22.52%	11,472
2018	15.876540	13.799493	-13.08%	9,930
2017	14.180420	15.876540	11.96%	11,227
2016	11.964520	14.180420	18.52%	11,501
2015	12.828800	11.964520	-6.74%	7,573
2014	12.514368	12.828800	2.51%	5,072
2013*	10.000000	12.514368	25.14%	3,080
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.066510	21.556424	34.17%	38,293
2018	17.630562	16.066510	-8.87%	41,643
2017	14.099530	17.630562	25.04%	47,730
2016	13.558135	14.099530	3.99%	52,644
2015	13.875771	13.558135	-2.29%	115,411
2014	13.644232	13.875771	1.70%	59,248
2013	10.039569	13.644232	35.90%	62,954
2012	8.931698	10.039569	12.40%	61,654
2011	9.533309	8.931698	-6.31%	55,883
2010	7.687878	9.533309	24.00%	18,062
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.438966	9.596123	1.66%	49,655
2018	9.530418	9.438966	-0.96%	59,602
2017	9.633568	9.530418	-1.07%	63,673
2016	9.706292	9.633568	-0.75%	74,789
2015	9.881184	9.706292	-1.77%	77,147
2014	10.016598	9.881184	-1.35%	90,771
2013	10.153185	10.016598	-1.35%	90,526
2012	9.899724	10.153185	2.56%	83,917
2011	10.066997	9.899724	-1.66%	67,538
2010	9.751814	10.066997	3.23%	22,525

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.389346	11.383062	9.56%	2,349
2018	11.207615	10.389346	-7.30%	2,349
2017	10.081144	11.207615	11.17%	2,349
2016	9.105932	10.081144	10.71%	2,349
2015	10.226711	9.105932	-10.96%	0
2014	10.382876	10.226711	-1.50%	1,851
2013	10.577812	10.382876	-1.84%	865
2012*	10.000000	10.577812	5.78%	4,597
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.673586	10.874734	12.42%	0
2018	10.367293	9.673586	-6.69%	0
2017	9.630977	10.367293	7.65%	0
2016	8.675662	9.630977	11.01%	0
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	2,014
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.755888	11.275685	4.83%	6,385
2018	11.436860	10.755888	-5.95%	6,277
2017	10.532998	11.436860	8.58%	7,126
2016	10.438810	10.532998	0.90%	7,696
2015	11.469395	10.438810	-8.99%	12,834
2014	11.662394	11.469395	-1.65%	15,663
2013	12.730338	11.662394	-8.39%	16,776
2012	12.338602	12.730338	3.17%	19,810
2011	11.606488	12.338602	6.31%	20,453
2010	10.822960	11.606488	7.24%	1,090
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.624998	10.826579	1.90%	518,915
2018	10.811841	10.624998	-1.73%	576,445
2017	10.889914	10.811841	-0.72%	629,540
2016	10.962826	10.889914	-0.67%	622,037
2015	11.157555	10.962826	-1.75%	625,159
2014	11.294935	11.157555	-1.22%	699,391
2013	11.546390	11.294935	-2.18%	738,403
2012	11.136275	11.546390	3.68%	745,986
2011	11.243820	11.136275	-0.96%	617,484
2010	10.902078	11.243820	3.13%	350,653
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.045222	10.114904	0.69%	30,320
2018	10.101951	10.045222	-0.56%	23,511
2017	10.070171	10.101951	0.32%	16,549
2016*	10.000000	10.070171	0.70%	8,713

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.392520	11.030247	6.14%	288,835
2018	10.668095	10.392520	-2.58%	345,990
2017	10.379677	10.668095	2.78%	355,958
2016	10.318944	10.379677	0.59%	359,122
2015	10.488961	10.318944	-1.62%	393,974
2014	10.269571	10.488961	2.14%	452,621
2013	10.693354	10.269571	-3.96%	510,791
2012	9.960299	10.693354	7.36%	461,925
2011*	10.000000	9.960299	-0.40%	313,650
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.765047	19.345735	22.71%	1,987
2018	19.880416	15.765047	-20.70%	1,987
2017	16.017126	19.880416	24.12%	1,987
2016	16.745650	16.017126	-4.35%	1,987
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.026162	41.653185	26.12%	16,652
2018	33.400505	33.026162	-1.12%	15,718
2017	26.756409	33.400505	24.83%	19,836
2016	30.562098	26.756409	-12.45%	21,141
2015	27.713887	30.562098	10.28%	61,191
2014	21.539315	27.713887	28.67%	72,114
2013	14.595017	21.539315	47.58%	92,374
2012	11.363302	14.595017	28.44%	91,370
2011	10.498469	11.363302	8.24%	97,825
2010*	10.000000	10.498469	4.98%	4,492
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.066467	5.541239	9.37%	14,807
2018	7.219996	5.066467	-29.83%	14,397
2017	7.511242	7.219996	-3.88%	13,655
2016	5.341347	7.511242	40.62%	105,931
2015	8.207733	5.341347	-34.92%	22,927
2014	10.379231	8.207733	-20.92%	24,749
2013	9.597551	10.379231	8.14%	21,181
2012*	10.000000	9.597551	-4.02%	12,676
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.192885	5.695962	9.69%	4,904
2018	7.385177	5.192885	-29.69%	7,081
2017	7.661741	7.385177	-3.61%	10,260
2016	5.437103	7.661741	40.92%	11,419
2015	8.332372	5.437103	-34.75%	15,574
2014	10.505179	8.332372	-20.68%	30,019
2013	9.693042	10.505179	8.38%	41,755
2012*	10.000000	9.693042	-3.07%	44,475
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.746940	7.47%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.538097	33.705245	22.39%	21,291
2018	27.726058	27.538097	-0.68%	21,150
2017	22.466353	27.726058	23.41%	26,478
2016	21.264601	22.466353	5.65%	32,651
2015	22.331284	21.264601	-4.78%	39,068
2014	23.211348	22.331284	-3.79%	40,178
2013	15.757536	23.211348	47.30%	39,359
2012	14.898983	15.757536	5.76%	43,022
2011	15.926844	14.898983	-6.45%	41,706
2010	12.812951	15.926844	24.30%	15,038

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.208026	12.644987	12.82%	0
2018	12.357828	11.208026	-9.30%	0
2017	11.040732	12.357828	11.93%	0
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.617208	8.709290	14.34%	0
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	33.354373	39.152874	17.38%	1,893
2018	40.227133	33.354373	-17.08%	1,879
2017	36.408893	40.227133	10.49%	2,409
2016	29.799540	36.408893	22.18%	2,574
2015	32.276721	29.799540	-7.67%	3,105
2014	30.261854	32.276721	6.66%	3,472
2013	22.458355	30.261854	34.75%	3,627
2012	19.364694	22.458355	15.98%	7,063
2011	21.645669	19.364694	-10.54%	7,603
2010	17.465534	21.645669	23.93%	2,993
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.926630	12.715646	6.62%	46,409
2018	12.537282	11.926630	-4.87%	57,923
2017	12.351936	12.537282	1.50%	64,135
2016	12.085906	12.351936	2.20%	59,442
2015	12.657600	12.085906	-4.52%	63,292
2014	12.516108	12.657600	1.13%	71,994
2013	13.969137	12.516108	-10.40%	72,318
2012	13.288066	13.969137	5.13%	103,900
2011	12.145743	13.288066	9.41%	87,749
2010	11.802059	12.145743	2.91%	19,800
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.593780	29.795351	26.28%	15,350
2018	27.692468	23.593780	-14.80%	16,700
2017	25.374833	27.692468	9.13%	18,269
2016	21.119632	25.374833	20.15%	19,225
2015	21.918914	21.119632	-3.65%	21,985
2014	19.261251	21.918914	13.80%	21,205
2013	15.145649	19.261251	27.17%	25,764
2012	13.311218	15.145649	13.78%	33,665
2011	13.711769	13.311218	-2.92%	31,710
2010	11.771784	13.711769	16.48%	16,046

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.094515	11.351318	12.45%	0
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.596670	10.254532	6.86%	24,517
2018	9.874908	9.596670	-2.82%	27,637
2017	9.772808	9.874908	1.04%	29,142
2016	9.742291	9.772808	0.31%	26,764
2015*	10.000000	9.742291	-2.58%	26,281
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.409599	14.237438	24.78%	0
2018	12.589432	11.409599	-9.37%	0
2017	11.038366	12.589432	14.05%	0
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.530599	16.751285	15.28%	4,675
2018	16.061355	14.530599	-9.53%	4,675
2017	14.427148	16.061355	11.33%	6,639
2016	14.195594	14.427148	1.63%	6,639
2015	14.646763	14.195594	-3.08%	7,702
2014	14.677369	14.646763	-0.21%	10,191
2013	13.103201	14.677369	12.01%	9,570
2012	12.171792	13.103201	7.65%	9,566
2011	12.901996	12.171792	-5.66%	20,945
2010	12.006618	12.901996	7.46%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.837279	12.716259	17.34%	4,836
2018	13.130826	10.837279	-17.47%	3,562
2017	11.658186	13.130826	12.63%	3,653
2016	10.336229	11.658186	12.79%	1,752
2015	10.830491	10.336229	-4.56%	1,904
2014*	10.000000	10.830491	8.30%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	36.774684	43.999632	19.65%	7,843
2018	41.272688	36.774684	-10.90%	7,859
2017	37.503708	41.272688	10.05%	7,978
2016	30.467372	37.503708	23.09%	8,351
2015	31.863244	30.467372	-4.38%	8,317
2014	30.961078	31.863244	2.91%	8,506
2013	22.474371	30.961078	37.76%	8,723
2012	19.835131	22.474371	13.31%	10,060
2011	20.146375	19.835131	-1.54%	9,949
2010	16.354284	20.146375	23.19%	279

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	27.493199	35.093127	27.64%	3,644
2018	29.519423	27.493199	-6.86%	4,237
2017	24.874226	29.519423	18.67%	5,039
2016	22.797927	24.874226	9.11%	6,999
2015	23.086481	22.797927	-1.25%	7,568
2014	20.849501	23.086481	10.73%	10,047
2013	16.169811	20.849501	28.94%	10,864
2012	14.303996	16.169811	13.04%	12,739
2011	14.377214	14.303996	-0.51%	12,415
2010	12.821532	14.377214	12.13%	1,680
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	23.649499	31.387990	32.72%	7,552
2018	26.006995	23.649499	-9.06%	9,354
2017	20.914245	26.006995	24.35%	11,862
2016	19.846568	20.914245	5.38%	15,076
2015	20.837798	19.846568	-4.76%	17,626
2014	19.739772	20.837798	5.56%	16,116
2013	16.687695	19.739772	18.29%	21,296
2012	15.477413	16.687695	7.82%	28,852
2011	14.538119	15.477413	6.46%	27,447
2010	12.907789	14.538119	12.63%	13,228
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.540617	10.883559	14.08%	0
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.154377	16.447949	25.04%	1,046
2018	16.179793	13.154377	-18.70%	1,004
2017	14.787159	16.179793	9.42%	885
2016	11.521766	14.787159	28.34%	932
2015	12.582057	11.521766	-8.43%	438
2014	12.168294	12.582057	3.40%	1,079
2013*	10.000000	12.168294	21.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.100426	10.588293	4.83%	0
2018	10.327162	10.100426	-2.20%	0
2017	10.197053	10.327162	1.28%	0
2016	9.559951	10.197053	6.66%	0
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.200226	10.371712	26.48%	0
2018*	10.000000	8.200226	-18.00%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.843531	16.820596	13.32%	6,500
2018	15.838739	14.843531	-6.28%	7,332
2017	14.342129	15.838739	10.44%	7,513
2016	13.920827	14.342129	3.03%	12,367
2015	14.295277	13.920827	-2.62%	13,259
2014	14.011870	14.295277	2.02%	14,926
2013	12.643856	14.011870	10.82%	15,107
2012	11.574966	12.643856	9.23%	15,609
2011	11.873459	11.574966	-2.51%	15,837
2010	10.776056	11.873459	10.18%	13,044
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.657816	18.376302	17.36%	43,655
2018	17.030743	15.657816	-8.06%	46,776
2017	14.962036	17.030743	13.83%	48,441
2016	14.443940	14.962036	3.59%	51,505
2015	14.821828	14.443940	-2.55%	57,758
2014	14.474615	14.821828	2.40%	56,928
2013	12.785948	14.474615	13.21%	55,114
2012	11.551050	12.785948	10.69%	53,868
2011	11.946635	11.551050	-3.31%	55,359
2010	10.673348	11.946635	11.93%	40,297
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.683380	20.271355	21.51%	0
2018	18.536369	16.683380	-10.00%	0
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	494
2013	12.690069	15.083411	18.86%	434
2012	11.254305	12.690069	12.76%	367
2011	11.829935	11.254305	-4.87%	51
2010	10.426657	11.829935	13.46%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.037556	13.411647	21.51%	0
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	31.245223	40.155939	28.52%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.457213	12.318603	7.52%	8,077
2018	15.557870	11.457213	-26.36%	8,077
2017	16.344257	15.557870	-4.81%	9,727
2016	12.504226	16.344257	30.71%	9,843
2015	16.117204	12.504226	-22.42%	9,668
2014	18.872608	16.117204	-14.60%	9,707
2013	15.527989	18.872608	21.54%	9,307
2012	15.144867	15.527989	2.53%	9,259
2011	16.317591	15.144867	-7.19%	8,853
2010	13.987693	16.317591	16.66%	160
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.907168	28.505279	24.44%	21,935
2018	25.585818	22.907168	-10.47%	23,533
2017	23.198359	25.585818	10.29%	27,274
2016	20.129717	23.198359	15.24%	32,142
2015	21.471624	20.129717	-6.25%	36,362
2014	20.217816	21.471624	6.20%	21,749
2013	16.155606	20.217816	25.14%	24,138
2012	14.098424	16.155606	14.59%	25,289
2011	14.306539	14.098424	-1.45%	20,396
2010	12.716264	14.306539	12.51%	14,354
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.368158	14.432747	26.96%	0
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	30.617218	40.158620	31.16%	24,341
2018	31.413591	30.617218	-2.54%	24,913
2017	23.799118	31.413591	31.99%	30,006
2016	24.175276	23.799118	-1.56%	34,024
2015	23.099004	24.175276	4.66%	38,235
2014	21.253794	23.099004	8.68%	20,090
2013	15.962768	21.253794	33.15%	25,185
2012	14.253099	15.962768	12.00%	29,904
2011	14.562929	14.253099	-2.13%	30,384
2010	12.009351	14.562929	21.26%	10,742

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.849635	13.762858	7.11%	64,743
2018	13.230944	12.849635	-2.88%	72,312
2017	12.995201	13.230944	1.81%	72,048
2016	12.704293	12.995201	2.29%	72,326
2015	13.088037	12.704293	-2.93%	80,300
2014	12.657694	13.088037	3.40%	34,000
2013	13.202218	12.657694	-4.12%	37,777
2012	12.770479	13.202218	3.38%	47,688
2011	12.186292	12.770479	4.79%	42,683
2010	11.574050	12.186292	5.29%	21,586
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	35.723508	43.077505	20.59%	9,944
2018	42.820145	35.723508	-16.57%	10,082
2017	36.284131	42.820145	18.01%	11,774
2016	33.112218	36.284131	9.58%	14,005
2015	34.382591	33.112218	-3.69%	18,042
2014	33.122328	34.382591	3.80%	13,484
2013	24.900640	33.122328	33.02%	15,774
2012	22.202713	24.900640	12.15%	19,623
2011	25.439024	22.202713	-12.72%	16,425
2010	20.209885	25.439024	25.87%	6,525
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.338794	25.387643	24.82%	13,943
2018	24.460845	20.338794	-16.85%	16,191
2017	19.220118	24.460845	27.27%	18,658
2016	20.723042	19.220118	-7.25%	21,470
2015	20.492118	20.723042	1.13%	23,268
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.970913	13.205413	20.37%	0
2018	11.981023	10.970913	-8.43%	0
2017	11.792508	11.981023	1.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.832401	13.884435	17.34%	0
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.617081	16.608205	13.62%	1,655
2018	15.604021	14.617081	-6.32%	1,655
2017	14.532036	15.604021	7.38%	1,655
2016	13.017354	14.532036	11.64%	1,655
2015	14.305828	13.017354	-9.01%	1,655
2014	13.967963	14.305828	2.42%	9,379
2013	12.521814	13.967963	11.55%	10,315
2012	11.354426	12.521814	10.28%	2,503
2011	11.327373	11.354426	0.24%	1,748
2010	10.268844	11.327373	10.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	32.236596	39.875065	23.70%	3,888
2018	37.799637	32.236596	-14.72%	4,299
2017	34.891526	37.799637	8.33%	5,213
2016	27.374044	34.891526	27.46%	5,596
2015	30.191621	27.374044	-9.33%	6,390
2014	30.664291	30.191621	-1.54%	6,820
2013	22.990371	30.664291	33.38%	7,231
2012	19.837005	22.990371	15.90%	9,551
2011	21.053389	19.837005	-5.78%	10,460
2010	16.771307	21.053389	25.53%	4,821
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.532522	11.823803	24.04%	0
2018	11.564997	9.532522	-17.57%	0
2017	8.412682	11.564997	37.47%	0
2016	7.316455	8.412682	14.98%	0
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	18.438562	20.313027	10.17%	0
2018	22.276441	18.438562	-17.23%	0
2017	19.497990	22.276441	14.25%	0
2016	18.581789	19.497990	4.93%	0
2015	20.298468	18.581789	-8.46%	0
2014	23.331260	20.298468	-13.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.092780	9.081020	-0.13%	1,031
2018	9.112346	9.092780	-0.21%	990
2017	9.131417	9.112346	-0.21%	1,157
2016	9.060502	9.131417	0.78%	1,163
2015	9.671224	9.060502	-6.31%	1,113
2014	9.700854	9.671224	-0.31%	6,784

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.236788	12.313959	9.59%	0
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.354726	9.966226	6.54%	0
2018*	10.000000	9.354726	-6.45%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.252187	9.511993	2.81%	0
2018	9.957046	9.252187	-7.08%	0
2017	9.809567	9.957046	1.50%	0
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.811761	15.683108	22.41%	4,062
2018	14.805622	12.811761	-13.47%	4,022
2017	13.189561	14.805622	12.25%	3,996
2016	11.904712	13.189561	10.79%	4,034
2015	12.703933	11.904712	-6.29%	4,175
2014	12.457051	12.703933	1.98%	4,065
2013	9.904825	12.457051	25.77%	4,180
2012*	10.000000	9.904825	-0.95%	4,508
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	31.169002	40.112644	28.69%	2,801
2018	36.765929	31.169002	-15.22%	2,801
2017	27.546915	36.765929	33.47%	2,801
2016	28.180468	27.546915	-2.25%	4,238
2015	27.765351	28.180468	1.50%	4,163
2014	27.789621	27.765351	-0.09%	4,629
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.558784	10.350619	8.28%	0
2018	10.229321	9.558784	-6.56%	0
2017	9.853320	10.229321	3.82%	0
2016	9.470735	9.853320	4.04%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.421502	10.549233	25.27%	11,441
2018	10.694195	8.421502	-21.25%	11,196
2017	8.638425	10.694195	23.80%	10,744
2016	9.069486	8.638425	-4.75%	11,248
2015	8.984982	9.069486	0.94%	11,454
2014*	10.000000	8.984982	-10.15%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	24.706065	31.863809	28.97%	981
2018	27.462926	24.706065	-10.04%	1,425
2017	24.049417	27.462926	14.19%	2,383
2016	22.070227	24.049417	8.97%	4,688
2015	21.864353	22.070227	0.94%	4,913
2014	20.229362	21.864353	8.08%	5,804
2013	15.720688	20.229362	28.68%	6,932
2012	13.771324	15.720688	14.16%	7,445
2011	14.110498	13.771324	-2.40%	6,673
2010	12.443640	14.110498	13.40%	2,467
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	34.281717	42.332785	23.49%	11,428
2018	39.147128	34.281717	-12.43%	11,252
2017	35.101577	39.147128	11.53%	12,299
2016	30.467967	35.101577	15.21%	13,215
2015	33.141181	30.467967	-8.07%	13,908
2014	30.318552	33.141181	9.31%	9,738
2013	22.022269	30.318552	37.67%	10,568
2012	19.117619	22.022269	15.19%	11,358
2011	20.003588	19.117619	-4.43%	9,445
2010	16.604042	20.003588	20.47%	1,103
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.867274	16.532735	19.22%	14,096
2018	14.981312	13.867274	-7.44%	14,096
2017	12.937600	14.981312	15.80%	12,079
2016	13.562685	12.937600	-4.61%	12,079
2015	15.115308	13.562685	-10.27%	13,525
2014	16.297741	15.115308	-7.26%	28,979
2013	13.303702	16.297741	22.51%	27,656
2012	11.403036	13.303702	16.67%	14,907
2011	12.551668	11.403036	-9.15%	14,572
2010	11.797263	12.551668	6.39%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.096854	13.168397	8.86%	0
2018	12.624780	12.096854	-4.18%	0
2017	12.087526	12.624780	4.44%	0
2016	10.626022	12.087526	13.75%	0
2015	11.609166	10.626022	-8.47%	0
2014	11.636539	11.609166	-0.24%	8,895
2013	10.756707	11.636539	8.18%	4,583
2012*	10.000000	10.756707	7.57%	1,610
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.668950	21.160092	35.04%	2,634
2018	16.016357	15.668950	-2.17%	2,752
2017	12.891506	16.016357	24.24%	3,570
2016	12.408419	12.891506	3.89%	1,662
2015	13.452185	12.408419	-7.76%	1,643
2014	12.738315	13.452185	5.60%	1,647
2013	10.013576	12.738315	27.21%	1,656
2012*	10.000000	10.013576	0.14%	843
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.524387	10.189478	6.98%	993
2018	9.856624	9.524387	-3.37%	1,080
2017	9.740863	9.856624	1.19%	0
2016	9.732986	9.740863	0.08%	3,686
2015*	10.000000	9.732986	-2.67%	3,603
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	38.167114	51.135801	33.98%	5,094
2018	38.331710	38.167114	-0.43%	6,380
2017	30.117230	38.331710	27.28%	9,193
2016	30.175337	30.117230	-0.19%	10,439
2015	27.535550	30.175337	9.59%	11,454
2014	25.930457	27.535550	6.19%	12,671
2013	20.236256	25.930457	28.14%	12,907
2012	16.689381	20.236256	21.25%	14,524
2011	18.318292	16.689381	-8.89%	7,507
2010	17.572410	18.318292	4.24%	4,575
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.494959	31.893226	41.78%	0
2018	22.773268	22.494959	-1.22%	0
2017	16.050898	22.773268	41.88%	0
2016	14.399596	16.050898	11.47%	0
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.791493	29.512459	24.05%	329
2018	28.640129	23.791493	-16.93%	329
2017	22.363430	28.640129	28.07%	329
2016	24.484192	22.363430	-8.66%	329
2015	27.424288	24.484192	-10.72%	329
2014	31.869561	27.424288	-13.95%	1,107
2013	28.484938	31.869561	11.88%	1,023
2012	25.708882	28.484938	10.80%	1,021
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.439087	9.760739	15.66%	2,727
2018	10.585609	8.439087	-20.28%	2,727
2017	8.458267	10.585609	25.15%	2,727
2016	7.152777	8.458267	18.25%	2,727
2015	9.139356	7.152777	-21.74%	1,924
2014	9.789409	9.139356	-6.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.773931	10.373407	6.13%	8,054
2018	10.088315	9.773931	-3.12%	8,769
2017	9.920786	10.088315	1.69%	7,552
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.466335	21.391348	38.31%	4,944
2018	16.076144	15.466335	-3.79%	5,782
2017	12.997400	16.076144	23.69%	8,528
2016	12.201816	12.997400	6.52%	9,900
2015	12.736892	12.201816	-4.20%	11,860
2014	14.064242	12.736892	-9.44%	11,157
2013	10.172689	14.064242	38.25%	8,675
2012*	10.000000	10.172689	1.73%	7,463
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	28.146963	35.686596	26.79%	19,443
2018	32.076443	28.146963	-12.25%	22,060
2017	27.918863	32.076443	14.89%	24,365
2016	25.063313	27.918863	11.39%	26,723
2015	25.842325	25.063313	-3.01%	30,115
2014	23.952869	25.842325	7.89%	24,047
2013	18.043582	23.952869	32.75%	26,419
2012	15.905352	18.043582	13.44%	34,364
2011	16.321966	15.905352	-2.55%	27,727
2010	14.990464	16.321966	8.88%	21,712
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.799069	7.99%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.762409	20.620262	23.01%	21,967
2018	18.968719	16.762409	-11.63%	23,167
2017	15.277072	18.968719	24.16%	29,985
2016	15.026600	15.277072	1.67%	30,957
2015	14.436485	15.026600	4.09%	34,751
2014	14.580986	14.436485	-0.99%	24,641
2013	11.668920	14.580986	24.96%	23,453
2012	10.281748	11.668920	13.49%	24,390
2011	10.691901	10.281748	-3.84%	16,772
2010*	10.000000	10.691901	6.92%	1,501
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.148955	11.452891	25.18%	709
2018	10.146863	9.148955	-9.83%	709
2017	9.208705	10.146863	10.19%	709
2016	8.181152	9.208705	12.56%	709
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.787329	20.379389	21.40%	1,174
2018	18.476441	16.787329	-9.14%	1,043
2017	16.058345	18.476441	15.06%	1,162
2016	14.775883	16.058345	8.68%	2,597
2015	16.258144	14.775883	-9.12%	2,506
2014	16.956943	16.258144	-4.12%	2,515
2013	13.129492	16.956943	29.15%	2,522
2012	10.937073	13.129492	20.05%	1,583
2011	11.273901	10.937073	-2.99%	2,206
2010*	10.000000	11.273901	12.74%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.221069	17.998385	18.25%	695,453
2018	16.364238	15.221069	-6.99%	761,849
2017	14.434525	16.364238	13.37%	803,007
2016	13.525972	14.434525	6.72%	948,407
2015	13.681474	13.525972	-1.14%	1,008,229
2014	13.310690	13.681474	2.79%	1,131,142
2013	11.028213	13.310690	20.70%	1,087,166
2012	9.735254	11.028213	13.28%	948,391
2011	9.852092	9.735254	-1.19%	868,686
2010	8.983685	9.852092	9.67%	373,061

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.546731	11.252815	6.69%	271,664
2018	10.891119	10.546731	-3.16%	294,823
2017	10.777935	10.891119	1.05%	295,090
2016	10.724241	10.777935	0.50%	299,481
2015	10.979650	10.724241	-2.33%	313,116
2014	10.683291	10.979650	2.77%	322,961
2013	11.200755	10.683291	-4.62%	337,248
2012	10.900226	11.200755	2.76%	280,796
2011	10.530616	10.900226	3.51%	228,996
2010	10.148537	10.530616	3.76%	84,817
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.832134	22.209857	31.95%	22,174
2018	18.984142	16.832134	-11.34%	22,271
2017	14.805268	18.984142	28.23%	25,421
2016	15.093694	14.805268	-1.91%	26,552
2015	14.470660	15.093694	4.31%	29,275
2014	14.514649	14.470660	-0.30%	30,162
2013	11.524943	14.514649	25.94%	32,295
2012	9.642894	11.524943	19.52%	38,174
2011	10.860433	9.642894	-11.21%	33,260
2010	9.966894	10.860433	8.97%	9,619
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.732446	23.893324	27.55%	26,900
2018	19.263039	18.732446	-2.75%	26,399
2017	15.395409	19.263039	25.12%	32,252
2016	14.417891	15.395409	6.78%	40,333
2015	13.837801	14.417891	4.19%	45,441
2014	13.079528	13.837801	5.80%	51,393
2013	10.307778	13.079528	26.89%	56,715
2012	8.968657	10.307778	14.93%	74,482
2011	9.611252	8.968657	-6.69%	57,865
2010	8.306090	9.611252	15.71%	21,658
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.582979	19.171476	23.03%	184,985
2018	16.274784	15.582979	-4.25%	192,063
2017	13.633401	16.274784	19.37%	219,000
2016	12.535173	13.633401	8.76%	269,559
2015	12.666441	12.535173	-1.04%	297,726
2014	11.737675	12.666441	7.91%	319,070
2013	9.016676	11.737675	30.18%	353,986
2012	7.868002	9.016676	14.60%	362,293
2011	8.220211	7.868002	-4.28%	320,989
2010	7.566033	8.220211	8.65%	100,864

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.311442	15.295547	6.88%	21,858
2018	14.971224	14.311442	-4.41%	21,283
2017	14.380930	14.971224	4.10%	26,043
2016	13.519510	14.380930	6.37%	23,254
2015	14.220555	13.519510	-4.93%	23,813
2014	13.982557	14.220555	1.70%	26,766
2013	14.444925	13.982557	-3.20%	42,008
2012	13.145245	14.444925	9.89%	38,060
2011	12.720750	13.145245	3.34%	36,134
2010	11.749549	12.720750	8.27%	11,910
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	25.514619	31.724672	24.34%	6,482
2018	28.166348	25.514619	-9.41%	7,176
2017	24.444797	28.166348	15.22%	8,628
2016	21.235775	24.444797	15.11%	8,597
2015	23.203218	21.235775	-8.48%	9,234
2014	21.758697	23.203218	6.64%	8,733
2013	16.426574	21.758697	32.46%	10,060
2012	14.199541	16.426574	15.68%	10,934
2011	14.882969	14.199541	-4.59%	12,463
2010	13.168073	14.882969	13.02%	2,334
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.681676	10.894942	12.53%	0
2018	10.805934	9.681676	-10.40%	0
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.039934	10.476432	4.35%	0
2018*	10.000000	10.039934	0.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.851464	22.299447	12.33%	0
2018	20.906675	19.851464	-5.05%	0
2017	20.002296	20.906675	4.52%	0
2016	17.896590	20.002296	11.77%	0
2015	18.769942	17.896590	-4.65%	0
2014	18.695763	18.769942	0.40%	970

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.225735	19.092609	25.40%	6,560
2018	16.374200	15.225735	-7.01%	5,466
2017	13.405191	16.374200	22.15%	5,917
2016	12.058722	13.405191	11.17%	6,338
2015	12.466092	12.058722	-3.27%	7,126
2014	11.949694	12.466092	4.32%	7,165
2013	8.503886	11.949694	40.52%	7,527
2012	7.435009	8.503886	14.38%	10,586
2011	8.596188	7.435009	-13.51%	9,730
2010	7.609657	8.596188	12.96%	6,013
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.560578	12.433416	30.05%	878
2018	11.720764	9.560578	-18.43%	906
2017	9.536194	11.720764	22.91%	855
2016	9.987045	9.536194	-4.51%	3,194
2015	10.268527	9.987045	-2.74%	3,232
2014	10.632574	10.268527	-3.42%	869
2013	8.969949	10.632574	18.54%	2,164
2012	7.931754	8.969949	13.09%	2,330
2011	8.964302	7.931754	-11.52%	1,768
2010	8.045694	8.964302	11.42%	926
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	25.382468	32.061386	26.31%	2,557
2018	26.002203	25.382468	-2.38%	2,468
2017	22.086735	26.002203	17.73%	2,793
2016	20.294666	22.086735	8.83%	3,220
2015	20.593711	20.294666	-1.45%	3,590
2014	18.812481	20.593711	9.47%	4,801
2013	14.692112	18.812481	28.04%	5,300
2012	13.182567	14.692112	11.45%	5,930
2011	13.414038	13.182567	-1.73%	5,699
2010	12.101367	13.414038	10.85%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.720068	15.436757	21.36%	0
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.179739	13.853193	13.74%	130,475
2018	13.269685	12.179739	-8.21%	138,222
2017	12.095767	13.269685	9.71%	159,654
2016	11.643302	12.095767	3.89%	195,153
2015	12.020417	11.643302	-3.14%	207,670
2014	11.772357	12.020417	2.11%	218,781
2013	10.487632	11.772357	12.25%	237,508
2012	9.646172	10.487632	8.72%	244,462
2011	9.986977	9.646172	-3.41%	236,730
2010	9.239626	9.986977	8.09%	120,313
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.673830	14.919083	17.72%	665,472
2018	14.097627	12.673830	-10.10%	698,937
2017	12.433854	14.097627	13.38%	735,252
2016	11.833410	12.433854	5.07%	778,656
2015	12.250041	11.833410	-3.40%	877,731
2014	11.951410	12.250041	2.50%	945,106
2013	10.068560	11.951410	18.70%	1,020,854
2012	9.050311	10.068560	11.25%	1,140,079
2011	9.574150	9.050311	-5.47%	1,070,951
2010	8.701376	9.574150	10.03%	334,489
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.198174	12.132844	8.35%	39,753
2018	11.745729	11.198174	-4.66%	42,988
2017	11.279754	11.745729	4.13%	34,941
2016	11.013008	11.279754	2.42%	45,821
2015	11.332415	11.013008	-2.82%	70,396
2014	11.201751	11.332415	1.17%	91,388
2013	10.904150	11.201751	2.73%	113,428
2012	10.361633	10.904150	5.24%	120,975
2011	10.436119	10.361633	-0.71%	98,807
2010	9.981148	10.436119	4.56%	9,033
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.675339	11.898952	11.46%	2,561
2018	11.728069	10.675339	-8.98%	2,593
2017	10.437674	11.728069	12.36%	2,628
2016	10.099735	10.437674	3.35%	2,658
2015	10.779272	10.099735	-6.30%	2,691
2014	10.767145	10.779272	0.11%	2,722
2013*	10.000000	10.767145	7.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.955412	12.378715	12.99%	0
2018	12.043653	10.955412	-9.04%	0
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.478483	14.433080	15.66%	288,900
2018	13.719987	12.478483	-9.05%	323,983
2017	12.295793	13.719987	11.58%	306,852
2016	11.765889	12.295793	4.50%	322,395
2015	12.147767	11.765889	-3.14%	369,889
2014	11.866058	12.147767	2.37%	430,613
2013	10.288671	11.866058	15.33%	449,764
2012	9.352918	10.288671	10.00%	516,275
2011	9.781278	9.352918	-4.38%	446,867
2010	8.970926	9.781278	9.03%	209,830
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.672378	15.164330	19.66%	0
2018	14.305303	12.672378	-11.41%	0
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	6,130
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.945377	13.367054	11.90%	28,027
2018	12.813410	11.945377	-6.77%	36,952
2017	11.910091	12.813410	7.58%	70,938
2016	11.476508	11.910091	3.78%	81,074
2015	11.848909	11.476508	-3.14%	83,065
2014	11.628374	11.848909	1.90%	89,067
2013	10.677747	11.628374	8.90%	113,854
2012	9.911812	10.677747	7.73%	123,382
2011	10.151402	9.911812	-2.36%	84,775
2010	9.509979	10.151402	6.74%	33,043

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.110174	14.437499	10.12%	63,406
2018	15.885432	13.110174	-17.47%	62,743
2017	13.221437	15.885432	20.15%	66,171
2016	13.355354	13.221437	-1.00%	73,751
2015	14.195994	13.355354	-5.92%	75,052
2014	15.786737	14.195994	-10.08%	60,857
2013	13.427157	15.786737	17.57%	62,923
2012	11.471486	13.427157	17.05%	76,473
2011	13.379897	11.471486	-14.26%	64,219
2010	12.851162	13.379897	4.11%	25,325
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.558611	12.300090	6.41%	20,327
2018	11.889720	11.558611	-2.78%	24,808
2017	11.656840	11.889720	2.00%	23,626
2016	11.338656	11.656840	2.81%	26,493
2015	11.684768	11.338656	-2.96%	26,840
2014	11.401917	11.684768	2.48%	30,130
2013	11.899810	11.401917	-4.18%	33,431
2012	11.309423	11.899810	5.22%	30,139
2011	10.873028	11.309423	4.01%	27,983
2010	10.401215	10.873028	4.54%	13,471
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.227538	13.119225	7.29%	5,494
2018	12.675526	12.227538	-3.53%	5,993
2017	12.476674	12.675526	1.59%	5,989
2016	12.332168	12.476674	1.17%	5,482
2015	12.662207	12.332168	-2.61%	5,396
2014	12.331817	12.662207	2.68%	10,591
2013	12.859829	12.331817	-4.11%	11,573
2012	12.263446	12.859829	4.86%	11,928
2011	11.811464	12.263446	3.83%	8,367
2010	11.159301	11.811464	5.84%	4,900
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.946547	14.007466	17.25%	0
2018	13.588381	11.946547	-12.08%	0
2017	11.773326	13.588381	15.42%	0
2016	10.795794	11.773326	9.05%	0
2015	11.387130	10.795794	-5.19%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.387718	13.101106	15.05%	0
2018	12.620093	11.387718	-9.77%	0
2017	11.323695	12.620093	11.45%	0
2016	10.633438	11.323695	6.49%	0
2015	11.056316	10.633438	-3.82%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	27.197282	32.661018	20.09%	0
2018	33.741448	27.197282	-19.40%	0
2017	24.403185	33.741448	38.27%	0
2016	23.190795	24.403185	5.23%	0
2015	28.279190	23.190795	-17.99%	807
2014	30.641852	28.279190	-7.71%	1,263
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.349180	11.807559	4.04%	3,507
2018	11.599537	11.349180	-2.16%	5,298
2017	11.605754	11.599537	-0.05%	6,121
2016	11.766749	11.605754	-1.37%	13,269
2015	12.032256	11.766749	-2.21%	13,198
2014	11.753335	12.032256	2.37%	16,547
2013	12.512938	11.753335	-6.07%	16,256
2012	12.402888	12.512938	0.89%	14,609
2011	11.811251	12.402888	5.01%	7,687
2010	11.514011	11.811251	2.58%	3,223
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.454297	8.424194	-0.36%	50,124
2018	8.518196	8.454297	-0.75%	58,194
2017	8.663894	8.518196	-1.68%	65,522
2016	8.848554	8.663894	-2.09%	66,393
2015	9.038357	8.848554	-2.10%	65,009
2014	9.232234	9.038357	-2.10%	79,325
2013	9.430266	9.232234	-2.10%	88,133
2012	9.633102	9.430266	-2.11%	105,493
2011	9.839155	9.633102	-2.09%	83,047
2010	10.050193	9.839155	-2.10%	24,865
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.199512	9.545587	16.42%	10,391
2018	9.831802	8.199512	-16.60%	10,539
2017	7.902450	9.831802	24.41%	10,581
2016	8.020666	7.902450	-1.47%	10,962
2015	8.465404	8.020666	-5.25%	11,072
2014	8.709707	8.465404	-2.80%	12,490
2013	7.567435	8.709707	15.09%	11,096
2012	6.708630	7.567435	12.80%	12,615
2011	7.613657	6.708630	-11.89%	12,446
2010	6.881959	7.613657	10.63%	3,206

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.925745	10.591024	18.66%	5,271
2018	10.618377	8.925745	-15.94%	5,357
2017	8.714238	10.618377	21.85%	5,122
2016	8.854338	8.714238	-1.58%	5,968
2015	9.171695	8.854338	-3.46%	7,193
2014	9.986411	9.171695	-8.16%	3,943
2013	8.429405	9.986411	18.47%	4,038
2012	7.284044	8.429405	15.72%	4,301
2011	8.537033	7.284044	-14.68%	3,188
2010	8.119311	8.537033	5.14%	270
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	24.273171	29.403056	21.13%	0
2018	27.205952	24.273171	-10.78%	0
2017	23.463521	27.205952	15.95%	0
2016	21.892629	23.463521	7.18%	0
2015	22.587732	21.892629	-3.08%	0
2014	21.976637	22.587732	2.78%	0
2013	17.641099	21.976637	24.58%	0
2012	15.547767	17.641099	13.46%	0
2011	16.530524	15.547767	-5.95%	0
2010	14.730000	16.530524	12.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.293852	17.269708	12.92%	75,163
2018	16.420068	15.293852	-6.86%	81,805
2017	15.091454	16.420068	8.80%	86,158
2016	14.500350	15.091454	4.08%	84,921
2015	14.837165	14.500350	-2.27%	86,897
2014	14.490979	14.837165	2.39%	90,991
2013	13.049928	14.490979	11.04%	96,552
2012	12.186662	13.049928	7.08%	92,580
2011	12.338344	12.186662	-1.23%	108,044
2010	11.476527	12.338344	7.51%	52,661
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.916533	21.037957	17.42%	268,497
2018	19.569339	17.916533	-8.45%	281,902
2017	17.409706	19.569339	12.40%	342,706
2016	16.504731	17.409706	5.48%	342,554
2015	16.948937	16.504731	-2.62%	339,367
2014	16.454880	16.948937	3.00%	401,940
2013	14.065705	16.454880	16.99%	398,550
2012	12.800099	14.065705	9.89%	404,257
2011	13.197581	12.800099	-3.01%	356,743
2010	12.032881	13.197581	9.68%	173,351

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.058321	14.002830	7.23%	16,814
2018	13.584982	13.058321	-3.88%	19,532
2017	13.129456	13.584982	3.47%	20,284
2016	12.861902	13.129456	2.08%	20,583
2015	13.103123	12.861902	-1.84%	20,745
2014	12.882997	13.103123	1.71%	24,911
2013	12.552822	12.882997	2.63%	51,371
2012	12.191753	12.552822	2.96%	60,160
2011	12.098070	12.191753	0.77%	22,488
2010	11.669859	12.098070	3.67%	15,720
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.753355	11.895953	10.63%	0
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.040060	12.456308	12.83%	0
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.840932	21.718450	15.27%	105,867
2018	20.406487	18.840932	-7.67%	103,504
2017	18.457007	20.406487	10.56%	120,001
2016	17.594988	18.457007	4.90%	125,404
2015	18.032786	17.594988	-2.43%	132,450
2014	17.512259	18.032786	2.97%	239,964
2013	15.337575	17.512259	14.18%	242,932
2012	14.138667	15.337575	8.48%	254,648
2011	14.447136	14.138667	-2.14%	206,088
2010	13.304813	14.447136	8.59%	61,510

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.027555	26.272276	19.27%	0
2018	24.387125	22.027555	-9.68%	0
2017	21.348068	24.387125	14.24%	0
2016	20.099911	21.348068	6.21%	2,320
2015	20.682040	20.099911	-2.81%	3,987
2014	20.127929	20.682040	2.75%	3,944
2013	16.800084	20.127929	19.81%	3,960
2012	15.085484	16.800084	11.37%	4,052
2011	15.743222	15.085484	-4.18%	3,650
2010	14.251599	15.743222	10.47%	1,173
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.959013	17.730494	11.10%	81,895
2018	16.935291	15.959013	-5.76%	94,885
2017	15.838568	16.935291	6.92%	97,905
2016	15.304545	15.838568	3.49%	102,177
2015	15.637618	15.304545	-2.13%	120,190
2014	15.250271	15.637618	2.54%	125,088
2013	14.097796	15.250271	8.17%	112,659
2012	13.329259	14.097796	5.77%	113,867
2011	13.339394	13.329259	-0.08%	109,171
2010	12.556065	13.339394	6.24%	44,943
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.416779	4.17%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.715972	7.16%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.626792	21.196572	27.48%	9,577
2018	17.574365	16.626792	-5.39%	9,787
2017	13.820636	17.574365	27.16%	11,364
2016	13.840824	13.820636	-0.15%	12,557
2015	13.708690	13.840824	0.96%	12,222
2014	12.712618	13.708690	7.84%	13,835
2013	9.660589	12.712618	31.59%	14,591
2012	8.496867	9.660589	13.70%	16,402
2011	8.968663	8.496867	-5.26%	13,526
2010	7.941252	8.968663	12.94%	1,120
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.804585	12.584306	16.47%	28,724
2018	11.596689	10.804585	-6.83%	29,164
2017	10.076027	11.596689	15.09%	29,612
2016	9.481135	10.076027	6.27%	19,150
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.125524	14.480471	19.42%	0
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.678079	35.868523	34.45%	7,088
2018	27.680130	26.678079	-3.62%	8,517
2017	22.249393	27.680130	24.41%	11,969
2016	21.994125	22.249393	1.16%	12,254
2015	21.432335	21.994125	2.62%	382
2014	20.165435	21.432335	6.28%	618
2013	15.113690	20.165435	33.42%	664
2012	13.036939	15.113690	15.93%	3,316
2011	13.656746	13.036939	-4.54%	1,159
2010	12.854703	13.656746	6.24%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.311475	27.671305	24.02%	5,442
2018	25.177275	22.311475	-11.38%	6,467
2017	23.714716	25.177275	6.17%	8,078
2016	20.149278	23.714716	17.70%	8,540
2015	21.538248	20.149278	-6.45%	10,780
2014	19.478221	21.538248	10.58%	10,043
2013	15.110100	19.478221	28.91%	14,242
2012	13.486709	15.110100	12.04%	14,883
2011	13.708726	13.486709	-1.62%	9,822
2010	12.375076	13.708726	10.78%	2,580
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.944499	42.986267	23.01%	9,017
2018	40.284670	34.944499	-13.26%	9,524
2017	35.538473	40.284670	13.36%	10,383
2016	30.175994	35.538473	17.77%	10,829
2015	31.624771	30.175994	-4.58%	11,758
2014	29.522061	31.624771	7.12%	11,769
2013	22.664722	29.522061	30.26%	11,809
2012	19.708343	22.664722	15.00%	12,147
2011	20.655840	19.708343	-4.59%	8,364
2010	16.718064	20.655840	23.55%	368
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.285188	15.120682	13.82%	5,835
2018	16.418082	13.285188	-19.08%	5,826
2017	13.685193	16.418082	19.97%	6,411
2016	13.314687	13.685193	2.78%	7,090
2015	14.368478	13.314687	-7.33%	6,883
2014	16.249274	14.368478	-11.57%	6,263

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.512239	16.548678	22.47%	14,793
2018	15.649439	13.512239	-13.66%	17,188
2017	13.976794	15.649439	11.97%	20,097
2016	12.301852	13.976794	13.62%	25,125
2015	13.012971	12.301852	-5.46%	28,829
2014	12.057068	13.012971	7.93%	27,640
2013	9.120782	12.057068	32.19%	29,191
2012	7.923076	9.120782	15.12%	33,021
2011	8.617750	7.923076	-8.06%	21,261
2010	7.807353	8.617750	10.38%	4,481
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.133925	20.774135	21.25%	4,734
2018	20.155167	17.133925	-14.99%	5,797
2017	18.083617	20.155167	11.46%	5,999
2016	15.706927	18.083617	15.13%	6,506
2015	16.520612	15.706927	-4.93%	7,067
2014	14.420566	16.520612	14.56%	9,461
2013	10.856424	14.420566	32.83%	9,770
2012	9.531795	10.856424	13.90%	11,556
2011	9.967239	9.531795	-4.37%	11,328
2010	8.510135	9.967239	17.12%	2,233
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.944300	31.734474	32.53%	2,084
2018	26.650753	23.944300	-10.16%	2,047
2017	21.838250	26.650753	22.04%	2,309
2016	20.642024	21.838250	5.80%	2,528
2015	20.973774	20.642024	-1.58%	2,284
2014	20.893389	20.973774	0.38%	2,049
2013	14.825411	20.893389	40.93%	2,330
2012	13.390907	14.825411	10.71%	2,683
2011	13.796402	13.390907	-2.94%	2,433
2010	11.264231	13.796402	22.48%	1,314
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	30.745213	35.725531	16.20%	635
2018	37.898214	30.745213	-18.87%	576
2017	35.593238	37.898214	6.48%	1,364
2016	28.941373	35.593238	22.98%	1,724
2015	31.546364	28.941373	-8.26%	1,796
2014	30.181215	31.546364	4.52%	1,700
2013	22.016351	30.181215	37.09%	1,552
2012	18.693871	22.016351	17.77%	1,635
2011	20.195437	18.693871	-7.44%	1,813
2010	16.310202	20.195437	23.82%	674

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	30.297870	37.182008	22.72%	776
2018	35.508861	30.297870	-14.68%	711
2017	32.039348	35.508861	10.83%	733
2016	26.704411	32.039348	19.98%	0
2015	27.804245	26.704411	-3.96%	0
2014	28.243703	27.804245	-1.56%	0
2013	20.525741	28.243703	37.60%	0
2012	18.196320	20.525741	12.80%	0
2011	19.730922	18.196320	-7.78%	232
2010	16.125661	19.730922	22.36%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.098965	19.866085	23.40%	28,091
2018	17.472844	16.098965	-7.86%	29,181
2017	15.077691	17.472844	15.89%	34,920
2016	13.986333	15.077691	7.80%	36,512
2015	14.346379	13.986333	-2.51%	47,615
2014	13.260465	14.346379	8.19%	53,038
2013	9.775903	13.260465	35.64%	58,037
2012	8.965523	9.775903	9.04%	62,822
2011	9.466608	8.965523	-5.29%	48,089
2010	7.825648	9.466608	20.97%	7,954
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.697641	16.215706	27.71%	13,089
2018	13.520128	12.697641	-6.08%	13,087
2017	13.010033	13.520128	3.92%	13,090
2016	12.398394	13.010033	4.93%	13,086
2015	13.424239	12.398394	-7.64%	14,025
2014	10.662014	13.424239	25.91%	14,842
2013	10.604401	10.662014	0.54%	14,838
2012	9.372044	10.604401	13.15%	14,831
2011	9.019006	9.372044	3.91%	14,389
2010	7.096102	9.019006	27.10%	3
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.343061	19.653319	28.09%	2,053
2018	16.477078	15.343061	-6.88%	2,095
2017	13.882846	16.477078	18.69%	2,279
2016	12.729155	13.882846	9.06%	0
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.598924	9.781451	1.90%	73,885
2018	9.726190	9.598924	-1.31%	77,732
2017	9.779813	9.726190	-0.55%	76,052
2016	9.746170	9.779813	0.35%	68,737
2015	9.989310	9.746170	-2.43%	72,583
2014	10.153430	9.989310	-1.62%	36,342
2013	10.360309	10.153430	-2.00%	34,161
2012	10.222898	10.360309	1.34%	34,346
2011	10.307783	10.222898	-0.82%	28,131
2010	10.280127	10.307783	0.27%	8,575
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.680263	16.735913	22.34%	0
2018	15.763633	13.680263	-13.22%	0
2017	14.101088	15.763633	11.79%	0
2016	11.915751	14.101088	18.34%	0
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.806187	21.174720	33.96%	8,720
2018	17.371638	15.806187	-9.01%	9,539
2017	13.913676	17.371638	24.85%	12,654
2016	13.399857	13.913676	3.83%	16,394
2015	13.734813	13.399857	-2.44%	15,770
2014	13.526317	13.734813	1.54%	11,967
2013	9.968046	13.526317	35.70%	11,723
2012	8.881687	9.968046	12.23%	14,770
2011	9.494444	8.881687	-6.45%	13,607
2010	7.668251	9.494444	23.81%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.212286	9.351334	1.51%	7,107
2018	9.315879	9.212286	-1.11%	10,222
2017	9.431108	9.315879	-1.22%	10,117
2016	9.516823	9.431108	-0.90%	9,691
2015	9.703145	9.516823	-1.92%	10,306
2014	9.851201	9.703145	-1.50%	12,839
2013	10.000830	9.851201	-1.50%	12,460
2012	9.766160	10.000830	2.40%	18,325
2011	9.946344	9.766160	-1.81%	17,113
2010	9.649687	9.946344	3.07%	8,150

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.283854	11.250249	9.40%	0
2018	11.110915	10.283854	-7.44%	0
2017	10.009415	11.110915	11.00%	0
2016	9.054938	10.009415	10.54%	0
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	10,523
2012*	10.000000	10.567028	5.67%	8,904
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.589949	10.764225	12.24%	0
2018	10.293503	9.589949	-6.83%	0
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.597866	11.093032	4.67%	846
2018	11.286190	10.597866	-6.10%	844
2017	10.410114	11.286190	8.42%	856
2016	10.332793	10.410114	0.75%	852
2015	11.370305	10.332793	-9.12%	847
2014	11.579356	11.370305	-1.81%	1,656
2013	12.659052	11.579356	-8.53%	1,652
2012	12.288357	12.659052	3.02%	1,648
2011	11.576880	12.288357	6.15%	826
2010	10.811888	11.576880	7.08%	3
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.468896	10.651197	1.74%	68,935
2018	10.669394	10.468896	-1.88%	78,832
2017	10.762842	10.669394	-0.87%	90,272
2016	10.851466	10.762842	-0.82%	87,034
2015	11.061140	10.851466	-1.90%	95,727
2014	11.214499	11.061140	-1.37%	87,994
2013	11.481716	11.214499	-2.33%	97,353
2012	11.090916	11.481716	3.52%	118,227
2011	11.215134	11.090916	-1.11%	96,851
2010	10.890926	11.215134	2.98%	24,627
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.004209	10.058192	0.54%	3,115
2018	10.076196	10.004209	-0.71%	3,169
2017	10.059843	10.076196	0.16%	2,522
2016*	10.000000	10.059843	0.60%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.271245	10.884855	5.97%	56,675
2018	10.559840	10.271245	-2.73%	69,565
2017	10.290055	10.559840	2.62%	79,000
2016	10.245476	10.290055	0.44%	74,175
2015	10.430246	10.245476	-1.77%	76,680
2014	10.227743	10.430246	1.98%	80,414
2013	10.666107	10.227743	-4.11%	75,285
2012	9.950190	10.666107	7.20%	82,918
2011*	10.000000	9.950190	-0.50%	33,194
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.391317	18.858229	22.53%	0
2018	19.439069	15.391317	-20.82%	0
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.591174	41.041682	25.93%	10,593
2018	33.011409	32.591174	-1.27%	10,593
2017	26.485092	33.011409	24.64%	10,599
2016	30.298435	26.485092	-12.59%	10,599
2015	27.516881	30.298435	10.11%	10,926
2014	21.418935	27.516881	28.47%	12,436
2013	14.535657	21.418935	47.35%	12,465
2012	11.334453	14.535657	28.24%	14,439
2011	10.487823	11.334453	8.07%	11,455
2010*	10.000000	10.487823	4.88%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.014977	5.476534	9.20%	2,652
2018	7.157643	5.014977	-29.94%	2,507
2017	7.457756	7.157643	-4.02%	2,566
2016	5.311412	7.457756	40.41%	2,441
2015	8.174268	5.311412	-35.02%	1,944
2014	10.352783	8.174268	-21.04%	1,673
2013	9.587752	10.352783	7.98%	1,593
2012*	10.000000	9.587752	-4.12%	1,545
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.140071	5.629401	9.52%	287
2018	7.321348	5.140071	-29.79%	299
2017	7.607117	7.321348	-3.76%	349
2016	5.406589	7.607117	40.70%	362
2015	8.298338	5.406589	-34.85%	2,902
2014	10.478347	8.298338	-20.80%	4,530
2013	9.683111	10.478347	8.21%	4,589
2012*	10.000000	9.683111	-3.17%	4,626
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.735938	7.36%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.948846	32.933564	22.21%	1,118
2018	27.174620	26.948846	-0.83%	1,024
2017	22.053161	27.174620	23.22%	1,303
2016	20.905410	22.053161	5.49%	2,502
2015	21.987735	20.905410	-4.92%	4,128
2014	22.889291	21.987735	-3.94%	3,385
2013	15.562679	22.889291	47.08%	3,216
2012	14.737338	15.562679	5.60%	4,191
2011	15.778157	14.737338	-6.60%	2,689
2010	12.712743	15.778157	24.11%	1,526

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.131920	12.546296	12.71%	1,513
2018	12.286525	11.131920	-9.40%	1,750
2017	10.988218	12.286525	11.82%	1,744
2016	10.868857	10.988218	1.10%	1,744
2015	11.259746	10.868857	-3.47%	1,741
2014	11.048251	11.259746	1.91%	1,747
2013	10.092402	11.048251	9.47%	1,739
2012*	10.000000	10.092402	0.92%	1,715
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.611992	8.694442	14.22%	0
2018*	10.000000	7.611992	-23.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	32.817504	38.483330	17.26%	14,855
2018	39.620386	32.817504	-17.17%	18,434
2017	35.896278	39.620386	10.37%	20,082
2016	29.409928	35.896278	22.05%	13,795
2015	31.887307	29.409928	-7.77%	15,911
2014	29.927338	31.887307	6.55%	26,030
2013	22.232804	29.927338	34.61%	26,297
2012	19.189871	22.232804	15.86%	21,934
2011	21.472153	19.189871	-10.63%	15,434
2010	17.343216	21.472153	23.81%	7,011
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.733202	12.496646	6.51%	165,621
2018	12.346636	11.733202	-4.97%	198,795
2017	12.176507	12.346636	1.40%	204,701
2016	11.926397	12.176507	2.10%	195,475
2015	12.503325	11.926397	-4.61%	200,140
2014	12.376204	12.503325	1.03%	213,519
2013	13.827122	12.376204	-10.49%	211,449
2012	13.166455	13.827122	5.02%	194,760
2011	12.046846	13.166455	9.29%	138,724
2010	11.717924	12.046846	2.81%	42,761
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.266566	29.352130	26.16%	24,068
2018	27.336517	23.266566	-14.89%	25,907
2017	25.074214	27.336517	9.02%	30,206
2016	20.890693	25.074214	20.03%	30,488
2015	21.703488	20.890693	-3.74%	30,951
2014	19.091446	21.703488	13.68%	34,555
2013	15.027459	19.091446	27.04%	42,403
2012	13.220882	15.027459	13.66%	49,771
2011	13.632612	13.220882	-3.02%	39,287
2010	11.715784	13.632612	16.36%	10,388

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.056761	11.297307	12.34%	0
2018	10.590126	10.056761	-5.04%	0
2017	10.111918	10.590126	4.73%	0
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.560746	10.205710	6.75%	9,433
2018	9.848058	9.560746	-2.92%	3,737
2017	9.756182	9.848058	0.94%	3,777
2016	9.735632	9.756182	0.21%	3,753
2015*	10.000000	9.735632	-2.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.366877	14.169645	24.66%	16,015
2018	12.555204	11.366877	-9.46%	8,678
2017	11.019587	12.555204	13.94%	8,886
2016	9.707758	11.019587	13.51%	3,375
2015*	10.000000	9.707758	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.387743	16.569648	15.17%	97,262
2018	15.919813	14.387743	-9.62%	100,901
2017	14.314572	15.919813	11.21%	101,974
2016	14.099198	14.314572	1.53%	126,805
2015	14.562187	14.099198	-3.18%	129,514
2014	14.607535	14.562187	-0.31%	136,270
2013	13.054196	14.607535	11.90%	128,752
2012	12.138691	13.054196	7.54%	129,418
2011	12.880041	12.138691	-5.76%	109,253
2010	11.998434	12.880041	7.35%	21,442
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.785696	12.642813	17.22%	0
2018	13.081768	10.785696	-17.55%	0
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	36.182869	43.247346	19.52%	10,473
2018	40.650274	36.182869	-10.99%	11,113
2017	36.975780	40.650274	9.94%	12,874
2016	30.069101	36.975780	22.97%	14,905
2015	31.478881	30.069101	-4.48%	17,145
2014	30.618868	31.478881	2.81%	19,547
2013	22.248661	30.618868	37.62%	19,598
2012	19.656053	22.248661	13.19%	21,897
2011	19.984863	19.656053	-1.65%	17,842
2010	16.239741	19.984863	23.06%	2,988

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	27.050803	34.493182	27.51%	33,185
2018	29.074308	27.050803	-6.96%	34,779
2017	24.524121	29.074308	18.55%	37,938
2016	22.499952	24.524121	9.00%	44,367
2015	22.808024	22.499952	-1.35%	48,447
2014	20.619086	22.808024	10.62%	54,294
2013	16.007451	20.619086	28.81%	58,999
2012	14.174868	16.007451	12.93%	54,883
2011	14.261960	14.174868	-0.61%	37,939
2010	12.731742	14.261960	12.02%	4,452
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	23.268899	30.851324	32.59%	26,790
2018	25.614786	23.268899	-9.16%	29,588
2017	20.619824	25.614786	24.22%	34,782
2016	19.587114	20.619824	5.27%	42,259
2015	20.586423	19.587114	-4.85%	44,530
2014	19.521593	20.586423	5.45%	55,125
2013	16.520104	19.521593	18.17%	59,202
2012	15.337686	16.520104	7.71%	65,124
2011	14.421564	15.337686	6.35%	38,853
2010	12.817388	14.421564	12.52%	12,962
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.524361	10.853915	13.96%	0
2018	10.145516	9.524361	-6.12%	0
2017*	10.000000	10.145516	1.46%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.078408	16.336251	24.91%	22,473
2018	16.102905	13.078408	-18.78%	22,205
2017	14.731890	16.102905	9.31%	23,904
2016	11.490393	14.731890	28.21%	4,413
2015	12.560631	11.490393	-8.52%	691
2014	12.159997	12.560631	3.29%	285
2013*	10.000000	12.159997	21.60%	3,019
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.042044	10.516337	4.72%	0
2018	10.278018	10.042044	-2.30%	3,406
2017	10.158862	10.278018	1.17%	6,343
2016	9.533872	10.158862	6.56%	13,006
2015	9.846030	9.533872	-3.17%	13,313
2014	10.010236	9.846030	-1.64%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.194606	10.354026	26.35%	0
2018*	10.000000	8.194606	-18.05%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.637677	16.570396	13.20%	33,327
2018	15.635150	14.637677	-6.38%	34,721
2017	14.172206	15.635150	10.32%	33,772
2016	13.769924	14.172206	2.92%	41,699
2015	14.154772	13.769924	-2.72%	42,526
2014	13.888325	14.154772	1.92%	43,586
2013	12.545176	13.888325	10.71%	53,939
2012	11.496399	12.545176	9.12%	58,357
2011	11.804893	11.496399	-2.61%	49,607
2010	10.724769	11.804893	10.07%	12,309
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.440664	18.102943	17.24%	177,910
2018	16.811831	15.440664	-8.16%	193,349
2017	14.784772	16.811831	13.71%	201,518
2016	14.287368	14.784772	3.48%	207,453
2015	14.676154	14.287368	-2.65%	210,990
2014	14.347007	14.676154	2.29%	196,607
2013	12.686185	14.347007	13.09%	228,634
2012	11.472664	12.686185	10.58%	212,383
2011	11.877674	11.472664	-3.41%	155,256
2010	10.622572	11.877674	11.82%	73,200
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.452022	19.969837	21.38%	10,433
2018	18.298109	16.452022	-10.09%	10,940
2017	15.500691	18.298109	18.05%	12,475
2016	14.898763	15.500691	4.04%	9,541
2015	15.315059	14.898763	-2.72%	9,542
2014	14.950435	15.315059	2.44%	9,897
2013	12.591050	14.950435	18.74%	10,049
2012	11.177926	12.591050	12.64%	10,050
2011	11.761641	11.177926	-4.96%	13,933
2010	10.377045	11.761641	13.34%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.007561	13.361541	21.39%	0
2018	11.779748	11.007561	-6.56%	0
2017	10.372275	11.779748	13.57%	0
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	30.742497	39.469495	28.39%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.298224	12.135255	7.41%	13,632
2018	15.357782	11.298224	-26.43%	12,338
2017	16.150505	15.357782	-4.91%	12,691
2016	12.368603	16.150505	30.58%	33,173
2015	15.958734	12.368603	-22.50%	24,278
2014	18.706175	15.958734	-14.69%	25,692
2013	15.406781	18.706175	21.42%	26,314
2012	15.042052	15.406781	2.42%	36,139
2011	16.223362	15.042052	-7.28%	35,179
2010	13.921125	16.223362	16.54%	5,742
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.538535	28.017918	24.31%	29,222
2018	25.199984	22.538535	-10.56%	32,572
2017	22.871799	25.199984	10.18%	38,103
2016	19.866582	22.871799	15.13%	42,477
2015	21.212633	19.866582	-6.35%	46,782
2014	19.994366	21.212633	6.09%	45,983
2013	15.993367	19.994366	25.02%	50,752
2012	13.971141	15.993367	14.47%	52,527
2011	14.191850	13.971141	-1.56%	48,078
2010	12.627209	14.191850	12.39%	26,539
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.337258	14.378831	26.83%	0
2018	12.767449	11.337258	-11.20%	10,137
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	30.124488	39.471990	31.03%	26,145
2018	30.939846	30.124488	-2.64%	26,620
2017	23.464077	30.939846	31.86%	31,533
2016	23.859236	23.464077	-1.66%	36,202
2015	22.820347	23.859236	4.55%	38,526
2014	21.018865	22.820347	8.57%	41,860
2013	15.802459	21.018865	33.01%	48,220
2012	14.124403	15.802459	11.88%	49,497
2011	14.446158	14.124403	-2.23%	33,197
2010	11.925214	14.446158	21.14%	10,331

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.642897	13.527599	7.00%	81,899
2018	13.031461	12.642897	-2.98%	89,836
2017	12.812315	13.031461	1.71%	97,512
2016	12.538269	12.812315	2.19%	103,041
2015	12.930203	12.538269	-3.03%	110,996
2014	12.517818	12.930203	3.29%	131,074
2013	13.069669	12.517818	-4.22%	111,281
2012	12.655223	13.069669	3.27%	115,985
2011	12.088622	12.655223	4.69%	81,329
2010	11.493027	12.088622	5.18%	34,273
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	35.148603	42.340969	20.46%	26,663
2018	42.174399	35.148603	-16.66%	25,639
2017	35.773363	42.174399	17.89%	29,874
2016	32.679385	35.773363	9.47%	36,686
2015	33.967851	32.679385	-3.79%	37,487
2014	32.756258	33.967851	3.70%	39,447
2013	24.650595	32.756258	32.88%	40,557
2012	22.002291	24.650595	12.04%	43,860
2011	25.235136	22.002291	-12.81%	37,340
2010	20.068370	25.235136	25.75%	15,513
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.011414	24.953496	24.70%	17,492
2018	24.091890	20.011414	-16.94%	20,644
2017	18.949496	24.091890	27.14%	22,862
2016	20.452099	18.949496	-7.35%	16,595
2015	20.244873	20.452099	1.02%	14,732
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.907539	13.115729	20.24%	0
2018	11.924085	10.907539	-8.53%	473
2017	11.748430	11.924085	1.50%	473
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.704105	13.719864	17.22%	32,126
2018	13.247132	11.704105	-11.65%	32,371
2017	12.095368	13.247132	9.52%	36,004
2016	10.926500	12.095368	10.70%	44,136
2015	11.912505	10.926500	-8.28%	49,696
2014	11.843193	11.912505	0.59%	51,633
2013	9.783808	11.843193	21.05%	49,362
2012	8.674370	9.783808	12.79%	49,610
2011	9.008016	8.674370	-3.70%	47,366
2010	8.353912	9.008016	7.83%	18,640

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.429074	16.377858	13.51%	17,714
2018	15.419151	14.429074	-6.42%	18,596
2017	14.374513	15.419151	7.27%	19,268
2016	12.889373	14.374513	11.52%	24,489
2015	14.179668	12.889373	-9.10%	27,905
2014	13.858930	14.179668	2.31%	29,940
2013	12.436769	13.858930	11.44%	31,545
2012	11.288871	12.436769	10.17%	20,799
2011	11.273453	11.288871	0.14%	8,821
2010	10.230415	11.273453	10.20%	10,933
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	31.717738	39.193201	23.57%	8,669
2018	37.229500	31.717738	-14.80%	8,774
2017	34.400270	37.229500	8.22%	9,254
2016	27.016132	34.400270	27.33%	12,230
2015	29.827358	27.016132	-9.42%	13,770
2014	30.325331	29.827358	-1.64%	15,174
2013	22.759468	30.325331	33.24%	15,732
2012	19.657896	22.759468	15.78%	20,117
2011	20.884584	19.657896	-5.87%	14,005
2010	16.653826	20.884584	25.40%	6,471
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.487128	11.755481	23.91%	0
2018	11.521772	9.487128	-17.66%	0
2017	8.389769	11.521772	37.33%	0
2016	7.303960	8.389769	14.87%	0
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	18.141800	19.965680	10.05%	0
2018	21.940453	18.141800	-17.31%	0
2017	19.223479	21.940453	14.13%	0
2016	18.338863	19.223479	4.82%	0
2015	20.053603	18.338863	-8.55%	0
2014	23.073410	20.053603	-13.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.040227	9.019311	-0.23%	12,033
2018	9.069002	9.040227	-0.32%	17,690
2017	9.097251	9.069002	-0.31%	19,787
2016	9.035805	9.097251	0.68%	34,013
2015	9.654738	9.035805	-6.41%	40,063
2014	9.694231	9.654738	-0.41%	49,133

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.160502	12.217870	9.47%	0
2018	11.930276	11.160502	-6.45%	0
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.348341	9.949254	6.43%	0
2018*	10.000000	9.348341	-6.52%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.198739	9.447374	2.70%	0
2018	9.909704	9.198739	-7.17%	0
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	7,313
2015	10.080179	10.040685	-0.39%	7,313
2014	9.848043	10.080179	2.36%	7,313
2013*	10.000000	9.848043	-1.52%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.724774	15.560706	22.29%	924
2018	14.720232	12.724774	-13.56%	1,509
2017	13.126850	14.720232	12.14%	1,503
2016	11.860196	13.126850	10.68%	1,532
2015	12.669368	11.860196	-6.39%	2,487
2014	12.435865	12.669368	1.88%	1,596
2013	9.898072	12.435865	25.64%	608
2012*	10.000000	9.898072	-1.02%	620
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	30.667373	39.426780	28.56%	3,405
2018	36.211469	30.667373	-15.31%	3,453
2017	27.159120	36.211469	33.33%	7,340
2016	27.812084	27.159120	-2.35%	9,183
2015	27.430424	27.812084	1.39%	12,251
2014	27.482467	27.430424	-0.19%	9,071
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.498565	10.274906	8.17%	122
2018	10.175332	9.498565	-6.65%	7,217
2017	9.811315	10.175332	3.71%	235
2016	9.439986	9.811315	3.93%	295

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.381413	10.488276	25.14%	3,950
2018	10.654240	8.381413	-21.33%	3,822
2017	8.614919	10.654240	23.67%	3,526
2016	9.054037	8.614919	-4.85%	3,636
2015	8.978848	9.054037	0.84%	3,439
2014*	10.000000	8.978848	-10.21%	628
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	24.308547	31.319115	28.84%	7,490
2018	27.048855	24.308547	-10.13%	8,273
2017	23.710936	27.048855	14.08%	9,964
2016	21.781778	23.710936	8.86%	15,425
2015	21.600670	21.781778	0.84%	17,482
2014	20.005831	21.600670	7.97%	24,123
2013	15.562853	20.005831	28.55%	26,619
2012	13.647025	15.562853	14.04%	26,743
2011	13.997406	13.647025	-2.50%	22,628
2010	12.356512	13.997406	13.28%	6,771
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	33.730070	41.609050	23.36%	3,963
2018	38.556841	33.730070	-12.52%	3,971
2017	34.607526	38.556841	11.41%	4,358
2016	30.069747	34.607526	15.09%	6,960
2015	32.741484	30.069747	-8.16%	9,853
2014	29.983512	32.741484	9.20%	18,008
2013	21.801155	29.983512	37.53%	15,698
2012	18.945064	21.801155	15.08%	8,041
2011	19.843257	18.945064	-4.53%	8,095
2010	16.487767	19.843257	20.35%	3,984
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.730901	16.353407	19.10%	32,191
2018	14.849239	13.730901	-7.53%	41,731
2017	12.836602	14.849239	15.68%	44,679
2016	13.470536	12.836602	-4.71%	73,207
2015	15.027973	13.470536	-10.36%	82,961
2014	16.220172	15.027973	-7.35%	95,618
2013	13.253920	16.220172	22.38%	92,082
2012	11.372019	13.253920	16.55%	88,203
2011	12.530308	11.372019	-9.24%	40,943
2010	11.789219	12.530308	6.29%	14,415

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.014742	13.065648	8.75%	0
2018	12.551977	12.014742	-4.28%	3,030
2017	12.030071	12.551977	4.34%	225
2016	10.586296	12.030071	13.64%	213
2015	11.577594	10.586296	-8.56%	229
2014	11.616749	11.577594	-0.34%	226
2013	10.749390	11.616749	8.07%	12,652
2012*	10.000000	10.749390	7.49%	12,796
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.562579	20.994977	34.91%	5,257
2018	15.923990	15.562579	-2.27%	8,977
2017	12.830212	15.923990	24.11%	4,516
2016	12.362025	12.830212	3.79%	2,981
2015	13.415603	12.362025	-7.85%	3,039
2014	12.716657	13.415603	5.50%	0
2013	10.006763	12.716657	27.08%	4,352
2012*	10.000000	10.006763	0.07%	6,806
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.488741	10.140975	6.87%	3,343
2018	9.829829	9.488741	-3.47%	1,756
2017	9.724293	9.829829	1.09%	3,130
2016	9.726339	9.724293	-0.02%	8,790
2015*	10.000000	9.726339	-2.74%	4,825
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	37.552987	50.261620	33.84%	13,343
2018	37.753726	37.552987	-0.53%	16,101
2017	29.693328	37.753726	27.15%	20,222
2016	29.780955	29.693328	-0.29%	26,591
2015	27.203452	29.780955	9.47%	29,399
2014	25.643905	27.203452	6.08%	34,435
2013	20.033088	25.643905	28.01%	39,075
2012	16.538740	20.033088	21.13%	38,215
2011	18.171475	16.538740	-8.99%	32,307
2010	17.449390	18.171475	4.14%	14,091
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.342029	31.644066	41.63%	26,924
2018	22.641715	22.342029	-1.32%	24,863
2017	15.974426	22.641715	41.74%	39,042
2016	14.345600	15.974426	11.35%	24,069
2015	14.017124	14.345600	2.34%	26,378
2014	13.107199	14.017124	6.94%	33,473
2013	9.898641	13.107199	32.41%	34,342
2012*	10.000000	9.898641	-1.01%	32,850

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.408542	29.007755	23.92%	4,281
2018	28.208133	23.408542	-17.01%	4,170
2017	22.048542	28.208133	27.94%	5,286
2016	24.164065	22.048542	-8.75%	6,216
2015	27.093428	24.164065	-10.81%	5,633
2014	31.517293	27.093428	-14.04%	5,559
2013	28.198864	31.517293	11.77%	5,082
2012	25.476788	28.198864	10.68%	4,868
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.390326	9.694426	15.54%	371
2018	10.535278	8.390326	-20.36%	371
2017	8.426621	10.535278	25.02%	371
2016	7.133274	8.426621	18.13%	89
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	537
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.747349	10.334631	6.03%	11,821
2018	10.071224	9.747349	-3.22%	12,539
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.361301	21.224396	38.17%	3,739
2018	15.983408	15.361301	-3.89%	978
2017	12.935593	15.983408	23.56%	1,189
2016	12.156168	12.935593	6.41%	748
2015	12.702220	12.156168	-4.30%	97
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	3,079
2012*	10.000000	10.165760	1.66%	497
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	27.693969	35.076405	26.66%	29,580
2018	31.592684	27.693969	-12.34%	27,252
2017	27.525826	31.592684	14.77%	33,916
2016	24.735666	27.525826	11.28%	32,954
2015	25.530576	24.735666	-3.11%	35,157
2014	23.688108	25.530576	7.78%	36,425
2013	17.862377	23.688108	32.61%	38,888
2012	15.761758	17.862377	13.33%	46,214
2011	16.191113	15.761758	-2.65%	28,452
2010	14.885481	16.191113	8.77%	18,014
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.791693	7.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.614636	20.417603	22.89%	43,967
2018	18.820831	16.614636	-11.72%	44,413
2017	15.173415	18.820831	24.04%	49,576
2016	14.939858	15.173415	1.56%	57,300
2015	14.367827	14.939858	3.98%	54,530
2014	14.526499	14.367827	-1.09%	65,564
2013	11.637191	14.526499	24.83%	60,232
2012	10.264305	11.637191	13.38%	62,557
2011	10.684664	10.264305	-3.93%	48,041
2010*	10.000000	10.684664	6.85%	23,081
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.114717	11.398372	25.05%	39,518
2018	10.119278	9.114717	-9.93%	30,237
2017	9.193038	10.119278	10.08%	30,237
2016	8.175556	9.193038	12.45%	82
2015*	10.000000	8.175556	-18.24%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.647847	20.189410	21.27%	5,345
2018	18.341767	16.647847	-9.24%	5,077
2017	15.957528	18.341767	14.94%	6,195
2016	14.698087	15.957528	8.57%	8,538
2015	16.189086	14.698087	-9.21%	8,377
2014	16.902209	16.189086	-4.22%	10,980
2013	13.100487	16.902209	29.02%	10,591
2012	10.924093	13.100487	19.92%	11,441
2011	11.272012	10.924093	-3.09%	9,079
2010*	10.000000	11.272012	12.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.025250	17.748692	18.13%	1,850,514
2018	16.170326	15.025250	-7.08%	1,985,076
2017	14.278020	16.170326	13.25%	2,127,329
2016	13.392959	14.278020	6.61%	2,341,927
2015	13.560787	13.392959	-1.24%	2,333,194
2014	13.206766	13.560787	2.68%	2,505,075
2013	10.953289	13.206766	20.57%	2,663,589
2012	9.679028	10.953289	13.17%	2,514,124
2011	9.805182	9.679028	-1.29%	1,980,522
2010	8.950048	9.805182	9.55%	771,841

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.411078	11.096721	6.59%	418,299
2018	10.762085	10.411078	-3.26%	491,681
2017	10.661096	10.762085	0.95%	437,666
2016	10.618800	10.661096	0.40%	419,453
2015	10.882810	10.618800	-2.43%	427,257
2014	10.599899	10.882810	2.67%	450,673
2013	11.124682	10.599899	-4.72%	467,427
2012	10.837297	11.124682	2.65%	418,237
2011	10.480500	10.837297	3.40%	327,762
2010	10.110557	10.480500	3.66%	130,450
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.615582	21.901727	31.81%	38,790
2018	18.759184	16.615582	-11.43%	40,401
2017	14.644726	18.759184	28.10%	43,167
2016	14.945249	14.644726	-2.01%	60,723
2015	14.342990	14.945249	4.20%	65,756
2014	14.401302	14.342990	-0.40%	64,757
2013	11.446637	14.401302	25.81%	71,048
2012	9.587174	11.446637	19.40%	73,651
2011	10.808710	9.587174	-11.30%	63,979
2010	9.929560	10.808710	8.85%	16,725
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.491513	23.561910	27.42%	72,139
2018	19.034836	18.491513	-2.85%	78,628
2017	15.228524	19.034836	24.99%	101,026
2016	14.276144	15.228524	6.67%	112,302
2015	13.715751	14.276144	4.09%	119,712
2014	12.977426	13.715751	5.69%	124,734
2013	10.237758	12.977426	26.76%	125,362
2012	8.916863	10.237758	14.81%	126,499
2011	9.565490	8.916863	-6.78%	120,254
2010	8.274989	9.565490	15.60%	56,411
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.398213	18.924808	22.90%	317,455
2018	16.098362	15.398213	-4.35%	356,136
2017	13.499339	16.098362	19.25%	359,810
2016	12.424579	13.499339	8.65%	422,220
2015	12.567526	12.424579	-1.14%	449,693
2014	11.657913	12.567526	7.80%	494,860
2013	8.964552	11.657913	30.04%	564,849
2012	7.830551	8.964552	14.48%	625,547
2011	8.189432	7.830551	-4.38%	530,652
2010	7.545396	8.189432	8.54%	190,811

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.081128	15.034026	6.77%	79,044
2018	14.745438	14.081128	-4.51%	81,213
2017	14.178489	14.745438	4.00%	83,622
2016	13.342799	14.178489	6.26%	81,164
2015	14.049031	13.342799	-5.03%	84,941
2014	13.828018	14.049031	1.60%	99,195
2013	14.299888	13.828018	-3.30%	111,082
2012	13.026591	14.299888	9.77%	90,511
2011	12.618769	13.026591	3.23%	66,983
2010	11.667273	12.618769	8.16%	28,412
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	25.103983	31.182227	24.21%	33,269
2018	27.741550	25.103983	-9.51%	39,308
2017	24.100666	27.741550	15.11%	47,225
2016	20.958174	24.100666	14.99%	48,942
2015	22.923327	20.958174	-8.57%	56,642
2014	21.518216	22.923327	6.53%	58,522
2013	16.261624	21.518216	32.33%	64,953
2012	14.071359	16.261624	15.57%	73,692
2011	14.763659	14.071359	-4.69%	60,576
2010	13.075858	14.763659	12.91%	16,972
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.647444	10.845326	12.42%	0
2018	10.778812	9.647444	-10.50%	0
2017	9.305215	10.778812	15.84%	0
2016	9.239107	9.305215	0.72%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.033087	10.458609	4.24%	7,019
2018*	10.000000	10.033087	0.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.532033	21.918225	12.22%	11,788
2018	20.591408	19.532033	-5.14%	13,336
2017	19.720750	20.591408	4.41%	13,555
2016	17.662678	19.720750	11.65%	18,809
2015	18.543558	17.662678	-4.75%	19,870
2014	18.489154	18.543558	0.29%	29,178

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.060689	18.866363	25.27%	14,974
2018	16.213362	15.060689	-7.11%	18,502
2017	13.287037	16.213362	22.02%	27,543
2016	11.964625	13.287037	11.05%	37,148
2015	12.381471	11.964625	-3.37%	38,658
2014	11.880708	12.381471	4.21%	43,791
2013	8.463422	11.880708	40.38%	46,882
2012	7.407212	8.463422	14.26%	52,428
2011	8.572783	7.407212	-13.60%	51,146
2010	7.596686	8.572783	12.85%	16,598
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.456887	12.286001	29.92%	33,127
2018	11.605574	9.456887	-18.51%	22,518
2017	9.452097	11.605574	22.78%	21,400
2016	9.909075	9.452097	-4.61%	22,621
2015	10.198779	9.909075	-2.84%	34,958
2014	10.571160	10.198779	-3.52%	29,593
2013	8.927250	10.571160	18.41%	26,546
2012	7.902091	8.927250	12.97%	29,219
2011	8.939901	7.902091	-11.61%	19,220
2010	8.031975	8.939901	11.30%	5,732
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	24.973960	31.513177	26.18%	317
2018	25.610049	24.973960	-2.48%	1,356
2017	21.775801	25.610049	17.61%	1,419
2016	20.029362	21.775801	8.72%	2,921
2015	20.345283	20.029362	-1.55%	2,989
2014	18.604547	20.345283	9.36%	2,143
2013	14.544570	18.604547	27.91%	2,331
2012	13.063558	14.544570	11.34%	2,548
2011	13.306493	13.063558	-1.83%	2,668
2010	12.016606	13.306493	10.73%	818
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.582119	15.253749	21.23%	27,689
2018	14.415914	12.582119	-12.72%	28,976
2017	12.303293	14.415914	17.17%	38,724
2016	11.608388	12.303293	5.99%	39,550
2015	12.081451	11.608388	-3.92%	39,848
2014	11.821642	12.081451	2.20%	57,479
2013	9.335710	11.821642	26.63%	58,406
2012	8.218610	9.335710	13.59%	43,335
2011	8.975670	8.218610	-8.43%	43,324
2010	7.983421	8.975670	12.43%	1,050

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.047670	13.689000	13.62%	412,639
2018	13.139320	12.047670	-8.31%	441,505
2017	11.989137	13.139320	9.59%	462,238
2016	11.552426	11.989137	3.78%	474,562
2015	11.938789	11.552426	-3.24%	464,532
2014	11.704365	11.938789	2.00%	509,946
2013	10.437720	11.704365	12.14%	522,508
2012	9.610103	10.437720	8.61%	556,458
2011	9.959791	9.610103	-3.51%	560,515
2010	9.223900	9.959791	7.98%	163,160
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.536412	14.742244	17.60%	1,467,607
2018	13.959122	12.536412	-10.19%	1,585,347
2017	12.324247	13.959122	13.27%	1,691,917
2016	11.741049	12.324247	4.97%	1,751,544
2015	12.166858	11.741049	-3.50%	1,917,317
2014	11.882387	12.166858	2.39%	1,972,168
2013	10.020638	11.882387	18.58%	2,033,038
2012	9.016475	10.020638	11.14%	1,783,214
2011	9.548087	9.016475	-5.57%	1,425,371
2010	8.686563	9.548087	9.92%	437,175
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.076799	11.989085	8.24%	151,469
2018	11.630355	11.076799	-4.76%	166,816
2017	11.180337	11.630355	4.03%	211,690
2016	10.927071	11.180337	2.32%	258,507
2015	11.255488	10.927071	-2.92%	267,504
2014	11.137086	11.255488	1.06%	280,477
2013	10.852280	11.137086	2.62%	312,321
2012	10.322914	10.852280	5.13%	656,330
2011	10.407724	10.322914	-0.81%	400,116
2010	9.964165	10.407724	4.45%	103,025
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.613658	11.818126	11.35%	0
2018	11.672314	10.613658	-9.07%	0
2017	10.398637	11.672314	12.25%	0
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.892154	12.294664	12.88%	8,712
2018	11.986415	10.892154	-9.13%	8,880
2017	10.404204	11.986415	15.21%	6,514
2016	10.015387	10.404204	3.88%	6,662
2015	10.765736	10.015387	-6.97%	6,760
2014	10.897481	10.765736	-1.21%	6,743
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.343209	14.262037	15.55%	1,120,580
2018	13.585219	12.343209	-9.14%	1,283,106
2017	12.187416	13.585219	11.47%	1,426,942
2016	11.674066	12.187416	4.40%	1,530,703
2015	12.065292	11.674066	-3.24%	1,621,066
2014	11.797543	12.065292	2.27%	1,722,624
2013	10.239715	11.797543	15.21%	1,770,891
2012	9.317957	10.239715	9.89%	1,864,189
2011	9.754667	9.317957	-4.48%	1,486,916
2010	8.955653	9.754667	8.92%	455,563
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.534961	14.984576	19.54%	55,894
2018	14.164730	12.534961	-11.51%	60,887
2017	12.265995	14.164730	15.48%	68,998
2016	11.656278	12.265995	5.23%	100,176
2015	12.100970	11.656278	-3.67%	100,597
2014	11.833381	12.100970	2.26%	106,105
2013	9.735914	11.833381	21.54%	107,711
2012	8.688170	9.735914	12.06%	107,730
2011	9.318567	8.688170	-6.76%	76,303
2010	8.408744	9.318567	10.82%	37,328
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.815892	13.208655	11.79%	173,281
2018	12.687546	11.815892	-6.87%	178,885
2017	11.805115	12.687546	7.47%	169,817
2016	11.386952	11.805115	3.67%	176,753
2015	11.768468	11.386952	-3.24%	173,822
2014	11.561245	11.768468	1.79%	194,118
2013	10.626957	11.561245	8.79%	235,550
2012	9.874778	10.626957	7.62%	274,137
2011	10.123792	9.874778	-2.46%	170,318
2010	9.493792	10.123792	6.64%	64,105

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.981229	14.280892	10.01%	85,187
2018	15.745391	12.981229	-17.56%	80,710
2017	13.118240	15.745391	20.03%	82,923
2016	13.264625	13.118240	-1.10%	94,789
2015	14.113984	13.264625	-6.02%	96,915
2014	15.711594	14.113984	-10.17%	95,115
2013	13.376906	15.711594	17.45%	97,167
2012	11.440266	13.376906	16.93%	104,075
2011	13.357126	11.440266	-14.35%	82,846
2010	12.842401	13.357126	4.01%	24,857
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.433281	12.154301	6.31%	22,782
2018	11.772897	11.433281	-2.88%	25,263
2017	11.554078	11.772897	1.89%	26,206
2016	11.250161	11.554078	2.70%	34,320
2015	11.605431	11.250161	-3.06%	12,826
2014	11.336079	11.605431	2.38%	19,850
2013	11.843194	11.336079	-4.28%	19,957
2012	11.267148	11.843194	5.11%	17,973
2011	10.843428	11.267148	3.91%	22,361
2010	10.383519	10.843428	4.43%	14,945
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.094992	12.963756	7.18%	13,624
2018	12.551014	12.094992	-3.63%	15,010
2017	12.366717	12.551014	1.49%	15,206
2016	12.235946	12.366717	1.07%	13,999
2015	12.576244	12.235946	-2.71%	22,195
2014	12.260619	12.576244	2.57%	19,553
2013	12.798656	12.260619	-4.20%	14,779
2012	12.217619	12.798656	4.76%	12,971
2011	11.779323	12.217619	3.72%	10,199
2010	11.140309	11.779323	5.74%	6,482
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.877565	13.912371	17.13%	0
2018	13.523827	11.877565	-12.17%	0
2017	11.729324	13.523827	15.30%	0
2016	10.766406	11.729324	8.94%	0
2015	11.367732	10.766406	-5.29%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.321926	13.012109	14.93%	0
2018	12.560096	11.321926	-9.86%	0
2017	11.281344	12.560096	11.34%	0
2016	10.604477	11.281344	6.38%	0
2015	11.037483	10.604477	-3.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	26.759535	32.102510	19.97%	1,907
2018	33.232551	26.759535	-19.48%	3,863
2017	24.059605	33.232551	38.13%	6,402
2016	22.887585	24.059605	5.12%	15,350
2015	27.938018	22.887585	-18.08%	15,630
2014	30.303154	27.938018	-7.80%	29,861
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.166525	11.605657	3.93%	16,175
2018	11.424597	11.166525	-2.26%	23,838
2017	11.442373	11.424597	-0.16%	26,237
2016	11.612923	11.442373	-1.47%	27,272
2015	11.887106	11.612923	-2.31%	25,882
2014	11.623414	11.887106	2.27%	28,961
2013	12.387283	11.623414	-6.17%	29,097
2012	12.290923	12.387283	0.78%	24,637
2011	11.716553	12.290923	4.90%	26,702
2010	11.433372	11.716553	2.48%	24,419
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.317910	8.279835	-0.46%	196,907
2018	8.389389	8.317910	-0.85%	214,407
2017	8.541581	8.389389	-1.78%	202,873
2016	8.732526	8.541581	-2.19%	228,788
2015	8.928965	8.732526	-2.20%	222,851
2014	9.129818	8.928965	-2.20%	210,373
2013	9.335189	9.129818	-2.20%	197,211
2012	9.545762	9.335189	-2.21%	179,400
2011	9.759894	9.545762	-2.19%	125,870
2010	9.979424	9.759894	-2.20%	96,131
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.110566	9.432390	16.30%	15,618
2018	9.735160	8.110566	-16.69%	15,519
2017	7.832740	9.735160	24.29%	17,945
2016	7.958021	7.832740	-1.57%	17,445
2015	8.407890	7.958021	-5.35%	17,499
2014	8.659376	8.407890	-2.90%	15,917
2013	7.531388	8.659376	14.98%	15,563
2012	6.683524	7.531388	12.69%	15,925
2011	7.592916	6.683524	-11.98%	16,082
2010	6.870228	7.592916	10.52%	12,266

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.810880	10.444053	18.54%	33,024
2018	10.492515	8.810880	-16.03%	22,713
2017	8.619715	10.492515	21.73%	24,552
2016	8.767220	8.619715	-1.68%	44,637
2015	9.090759	8.767220	-3.56%	40,785
2014	9.908397	9.090759	-8.25%	33,220
2013	8.372107	9.908397	18.35%	18,198
2012	7.241943	8.372107	15.61%	18,537
2011	8.496374	7.241943	-14.76%	21,187
2010	8.088902	8.496374	5.04%	8,798
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	23.882599	28.900407	21.01%	19,121
2018	26.795735	23.882599	-10.87%	19,933
2017	23.133284	26.795735	15.83%	19,934
2016	21.606498	23.133284	7.07%	19,934
2015	22.315306	21.606498	-3.18%	19,935
2014	21.733789	22.315306	2.68%	20,779
2013	17.463989	21.733789	24.45%	20,779
2012	15.407437	17.463989	13.35%	20,883
2011	16.398041	15.407437	-6.04%	9,232
2010	14.626875	16.398041	12.11%	6,125
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.143480	17.082451	12.80%	307,467
2018	16.275337	15.143480	-6.95%	322,465
2017	14.973679	16.275337	8.69%	356,135
2016	14.401864	14.973679	3.97%	398,648
2015	14.751467	14.401864	-2.37%	456,610
2014	14.422004	14.751467	2.28%	520,354
2013	13.001097	14.422004	10.93%	621,761
2012	12.153512	13.001097	6.97%	632,453
2011	12.317334	12.153512	-1.33%	456,036
2010	11.468700	12.317334	7.40%	146,504
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.740418	20.809883	17.30%	533,444
2018	19.396906	17.740418	-8.54%	586,569
2017	17.273901	19.396906	12.29%	622,922
2016	16.392681	17.273901	5.38%	698,374
2015	16.851083	16.392681	-2.72%	738,242
2014	16.376602	16.851083	2.90%	749,494
2013	14.013091	16.376602	16.87%	756,143
2012	12.765295	14.013091	9.77%	699,126
2011	13.175134	12.765295	-3.11%	572,244
2010	12.024686	13.175134	9.57%	205,057

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.848145	13.763377	7.12%	214,225
2018	13.380071	12.848145	-3.98%	273,097
2017	12.944610	13.380071	3.36%	336,533
2016	12.693762	12.944610	1.98%	336,190
2015	12.945045	12.693762	-1.94%	319,168
2014	12.740586	12.945045	1.60%	385,866
2013	12.426751	12.740586	2.53%	440,603
2012	12.081680	12.426751	2.86%	509,193
2011	12.001071	12.081680	0.67%	350,424
2010	11.588123	12.001071	3.56%	189,895
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.691212	11.815128	10.51%	0
2018	11.584814	10.691212	-7.71%	0
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.976297	12.371724	12.71%	18,256
2018	11.948000	10.976297	-8.13%	18,392
2017	10.444286	11.948000	14.40%	16,019
2016	9.984545	10.444286	4.60%	16,097
2015	10.629578	9.984545	-6.07%	16,178
2014	10.683488	10.629578	-0.50%	11,243
2013*	10.000000	10.683488	6.83%	11,243
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.537735	21.347120	15.15%	204,955
2018	20.098750	18.537735	-7.77%	227,139
2017	18.197202	20.098750	10.45%	236,153
2016	17.365008	18.197202	4.79%	293,256
2015	17.815286	17.365008	-2.53%	311,285
2014	17.318724	17.815286	2.87%	340,104
2013	15.183567	17.318724	14.06%	368,308
2012	14.011054	15.183567	8.37%	361,971
2011	14.331351	14.011054	-2.23%	234,230
2010	13.211670	14.331351	8.47%	85,918

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.672991	25.822982	19.15%	18,303
2018	24.019270	21.672991	-9.77%	18,683
2017	21.047488	24.019270	14.12%	19,833
2016	19.837104	21.047488	6.10%	33,106
2015	20.432495	19.837104	-2.91%	33,106
2014	19.905411	20.432495	2.65%	33,107
2013	16.631340	19.905411	19.69%	33,107
2012	14.949262	16.631340	11.25%	28,055
2011	15.616983	14.949262	-4.28%	23,130
2010	14.151761	15.616983	10.35%	16,992
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.702160	17.427307	10.99%	167,716
2018	16.679858	15.702160	-5.86%	165,692
2017	15.615578	16.679858	6.82%	174,418
2016	15.104456	15.615578	3.38%	183,246
2015	15.448958	15.104456	-2.23%	200,374
2014	15.081694	15.448958	2.44%	213,151
2013	13.956215	15.081694	8.06%	208,205
2012	13.208920	13.956215	5.66%	220,203
2011	13.232452	13.208920	-0.18%	132,012
2010	12.468141	13.232452	6.13%	74,286
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.409665	4.10%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.708666	7.09%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.446542	20.945378	27.35%	28,896
2018	17.401723	16.446542	-5.49%	28,963
2017	13.698808	17.401723	27.03%	34,044
2016	13.732808	13.698808	-0.25%	37,761
2015	13.615611	13.732808	0.86%	40,691
2014	12.639216	13.615611	7.73%	48,695
2013	9.614618	12.639216	31.46%	54,096
2012	8.465103	9.614618	13.58%	58,203
2011	8.944253	8.465103	-5.36%	40,154
2010	7.927715	8.944253	12.82%	12,279
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.755363	12.514186	16.35%	25,288
2018	11.555730	10.755363	-6.93%	32,236
2017	10.050684	11.555730	14.97%	36,131
2016	9.466939	10.050684	6.17%	18,076
2015	9.902433	9.466939	-4.40%	6,721
2014*	10.000000	9.902433	-0.98%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.070292	14.399791	19.30%	0
2018	12.669608	12.070292	-4.73%	0
2017	10.644267	12.669608	19.03%	0
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.415882	35.479738	34.31%	12,012
2018	27.436272	26.415882	-3.72%	19,567
2017	22.075842	27.436272	24.28%	21,491
2016	21.844833	22.075842	1.06%	32,602
2015	21.308616	21.844833	2.52%	19,238
2014	20.069524	21.308616	6.17%	19,765
2013	15.057173	20.069524	33.29%	20,231
2012	13.001498	15.057173	15.81%	25,005
2011	13.633525	13.001498	-4.64%	13,774
2010	12.845949	13.633525	6.13%	5,704
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.092192	27.371373	23.90%	21,411
2018	24.955468	22.092192	-11.47%	21,462
2017	23.529748	24.955468	6.06%	22,767
2016	20.012495	23.529748	17.58%	31,062
2015	21.413917	20.012495	-6.54%	23,387
2014	19.385574	21.413917	10.46%	23,968
2013	15.053604	19.385574	28.78%	26,778
2012	13.450060	15.053604	11.92%	27,895
2011	13.685425	13.450060	-1.72%	28,469
2010	12.366653	13.685425	10.66%	2,921
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.382171	42.251334	22.89%	17,338
2018	39.677188	34.382171	-13.35%	17,042
2017	35.038227	39.677188	13.24%	18,932
2016	29.781555	35.038227	17.65%	29,086
2015	31.243306	29.781555	-4.68%	31,599
2014	29.195791	31.243306	7.01%	33,534
2013	22.437147	29.195791	30.12%	25,191
2012	19.530446	22.437147	14.88%	27,242
2011	20.490280	19.530446	-4.68%	25,367
2010	16.600993	20.490280	23.43%	9,441
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.074096	14.865224	13.70%	24,979
2018	16.173849	13.074096	-19.17%	30,849
2017	13.495354	16.173849	19.85%	28,020
2016	13.143383	13.495354	2.68%	35,299
2015	14.198122	13.143383	-7.43%	33,941
2014	16.073054	14.198122	-11.67%	27,020

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.365648	16.352435	22.35%	12,633
2018	15.495600	13.365648	-13.75%	13,023
2017	13.853496	15.495600	11.85%	13,731
2016	12.205760	13.853496	13.50%	9,699
2015	12.924536	12.205760	-5.56%	8,941
2014	11.987376	12.924536	7.82%	11,365
2013	9.077336	11.987376	32.06%	13,571
2012	7.893419	9.077336	15.00%	15,639
2011	8.594269	7.893419	-8.15%	16,824
2010	7.794044	8.594269	10.27%	8,653
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.948167	20.527927	21.12%	8,855
2018	19.957170	16.948167	-15.08%	12,923
2017	17.924226	19.957170	11.34%	13,011
2016	15.584364	17.924226	15.01%	13,214
2015	16.408460	15.584364	-5.02%	13,430
2014	14.337307	16.408460	14.45%	8,251
2013	10.804765	14.337307	32.69%	9,689
2012	9.496154	10.804765	13.78%	11,156
2011	9.940108	9.496154	-4.47%	12,715
2010	8.495635	9.940108	17.00%	5,661
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.558929	31.191840	32.40%	1,768
2018	26.248820	23.558929	-10.25%	1,805
2017	21.530813	26.248820	21.91%	2,503
2016	20.372175	21.530813	5.69%	15,708
2015	20.720754	20.372175	-1.68%	16,899
2014	20.662449	20.720754	0.28%	16,266
2013	14.676513	20.662449	40.79%	17,596
2012	13.269999	14.676513	10.60%	19,982
2011	13.685788	13.269999	-3.04%	22,476
2010	11.185330	13.685788	22.35%	1,697
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	30.250420	35.114689	16.08%	1,310
2018	37.326683	30.250420	-18.96%	1,276
2017	35.092208	37.326683	6.37%	1,173
2016	28.563064	35.092208	22.86%	1,945
2015	31.165846	28.563064	-8.35%	2,007
2014	29.847658	31.165846	4.42%	2,399
2013	21.795270	29.847658	36.95%	2,890
2012	18.525111	21.795270	17.65%	4,928
2011	20.033551	18.525111	-7.53%	1,690
2010	16.195979	20.033551	23.69%	896

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	29.810253	36.546230	22.60%	967
2018	34.973333	29.810253	-14.76%	905
2017	31.588308	34.973333	10.72%	1,207
2016	26.355306	31.588308	19.86%	2,960
2015	27.468815	26.355306	-4.05%	2,355
2014	27.931512	27.468815	-1.66%	2,852
2013	20.319595	27.931512	37.46%	2,966
2012	18.032036	20.319595	12.69%	3,214
2011	19.572741	18.032036	-7.87%	2,037
2010	16.012704	19.572741	22.23%	1,407
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.924381	19.630583	23.27%	6,798
2018	17.301150	15.924381	-7.96%	6,894
2017	14.944742	17.301150	15.77%	22,518
2016	13.877142	14.944742	7.69%	25,264
2015	14.248936	13.877142	-2.61%	27,438
2014	13.183866	14.248936	8.08%	32,180
2013	9.729364	13.183866	35.51%	38,313
2012	8.931994	9.729364	8.93%	34,561
2011	9.440831	8.931994	-5.39%	40,698
2010	7.812308	9.440831	20.85%	5,343
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.559937	16.023462	27.58%	20,090
2018	13.387266	12.559937	-6.18%	25,744
2017	12.895310	13.387266	3.81%	32,299
2016	12.301583	12.895310	4.83%	47,712
2015	13.333044	12.301583	-7.74%	51,113
2014	10.600397	13.333044	25.78%	24,935
2013	10.553881	10.600397	0.44%	26,081
2012	9.336965	10.553881	13.03%	26,202
2011	8.994404	9.336965	3.81%	19,159
2010	7.083961	8.994404	26.97%	1,945
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.254470	19.519873	27.96%	34,396
2018	16.398798	15.254470	-6.98%	22,106
2017	13.830972	16.398798	18.57%	20,758
2016	12.694507	13.830972	8.95%	41,172
2015	12.858823	12.694507	-1.28%	37,266
2014	11.627490	12.858823	10.59%	25,452
2013*	10.000000	11.627490	16.27%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.494846	9.665504	1.80%	41,643
2018	9.630625	9.494846	-1.41%	37,315
2017	9.693589	9.630625	-0.65%	37,839
2016	9.670095	9.693589	0.24%	44,106
2015	9.921478	9.670095	-2.53%	44,503
2014	10.094804	9.921478	-1.72%	59,687
2013	10.311022	10.094804	-2.10%	34,736
2012	10.184712	10.311022	1.24%	29,833
2011	10.279747	10.184712	-0.92%	23,493
2010	10.262637	10.279747	0.17%	9,128
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.601255	16.622268	22.21%	8,719
2018	15.688724	13.601255	-13.31%	4,912
2017	14.048382	15.688724	11.68%	6,952
2016	11.883315	14.048382	18.22%	21,101
2015	12.774308	11.883315	-6.97%	19,452
2014	12.493067	12.774308	2.25%	11,997
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.634803	20.923728	33.83%	8,866
2018	17.200963	15.634803	-9.11%	9,091
2017	13.791009	17.200963	24.73%	25,448
2016	13.295271	13.791009	3.73%	21,739
2015	13.641543	13.295271	-2.54%	24,222
2014	13.448209	13.641543	1.44%	26,122
2013	9.920609	13.448209	35.56%	26,035
2012	8.848477	9.920609	12.12%	28,453
2011	9.468588	8.848477	-6.55%	32,589
2010	7.655179	9.468588	23.69%	7,325
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.063994	9.191414	1.41%	60,522
2018	9.175341	9.063994	-1.21%	56,346
2017	9.298302	9.175341	-1.32%	58,198
2016	9.392379	9.298302	-1.00%	54,840
2015	9.586051	9.392379	-2.02%	53,343
2014	9.742269	9.586051	-1.60%	60,974
2013	9.900358	9.742269	-1.60%	58,830
2012	9.677955	9.900358	2.30%	63,146
2011	9.866572	9.677955	-1.91%	52,654
2010	9.582086	9.866572	2.97%	21,174

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.214002	11.162422	9.29%	9,110
2018	11.046796	10.214002	-7.54%	9,645
2017	9.961806	11.046796	10.89%	9,926
2016	9.021064	9.961806	10.43%	16,984
2015	10.157318	9.021064	-11.19%	17,333
2014	10.338797	10.157318	-1.76%	17,936
2013	10.559837	10.338797	-2.09%	11,195
2012*	10.000000	10.559837	5.60%	3,088
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.534523	10.691074	12.13%	0
2018	10.244531	9.534523	-6.93%	0
2017	9.541197	10.244531	7.37%	0
2016	8.616697	9.541197	10.73%	7,516
2015	9.023964	8.616697	-4.51%	7,516
2014	9.099154	9.023964	-0.83%	7,516
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.493637	10.972718	4.57%	4,251
2018	11.186687	10.493637	-6.20%	4,555
2017	10.328862	11.186687	8.31%	3,186
2016	10.262603	10.328862	0.65%	11,485
2015	11.304614	10.262603	-9.22%	12,571
2014	11.524223	11.304614	-1.91%	23,912
2013	12.611677	11.524223	-8.62%	22,950
2012	12.254916	12.611677	2.91%	18,931
2011	11.557154	12.254916	6.04%	8,873
2010	10.804504	11.557154	6.97%	6,888
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.365955	10.535689	1.64%	184,895
2018	10.575347	10.365955	-1.98%	203,453
2017	10.678860	10.575347	-0.97%	203,101
2016	10.777766	10.678860	-0.92%	205,633
2015	10.997248	10.777766	-2.00%	194,954
2014	11.161119	10.997248	-1.47%	210,544
2013	11.438755	11.161119	-2.43%	219,393
2012	11.060744	11.438755	3.42%	228,844
2011	11.196028	11.060744	-1.21%	174,770
2010	10.883488	11.196028	2.87%	54,346
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.976939	10.020535	0.44%	8,643
2018	10.059054	9.976939	-0.82%	7,046
2017	10.052970	10.059054	0.06%	6,679
2016*	10.000000	10.052970	0.53%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.191126	10.788919	5.87%	151,254
2018	10.488242	10.191126	-2.83%	140,494
2017	10.230704	10.488242	2.52%	133,630
2016	10.196770	10.230704	0.33%	141,965
2015	10.391266	10.196770	-1.87%	140,540
2014	10.199928	10.391266	1.88%	141,554
2013	10.647977	10.199928	-4.21%	158,045
2012	9.943457	10.647977	7.09%	159,185
2011*	10.000000	9.943457	-0.57%	54,909
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.146799	18.539681	22.40%	677
2018	19.149942	15.146799	-20.90%	696
2017	15.467894	19.149942	23.80%	683
2016	16.212670	15.467894	-4.59%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.303953	40.638443	25.80%	3,915
2018	32.754156	32.303953	-1.37%	10,148
2017	26.305472	32.754156	24.51%	9,654
2016	30.123660	26.305472	-12.68%	23,408
2015	27.386120	30.123660	10.00%	28,246
2014	21.338927	27.386120	28.34%	19,266
2013	14.496145	21.338927	47.20%	16,616
2012	11.315229	14.496145	28.11%	13,319
2011	10.480715	11.315229	7.96%	2,935
2010*	10.000000	10.480715	4.81%	541
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.980887	5.433756	9.09%	16,578
2018	7.116309	4.980887	-30.01%	14,327
2017	7.422236	7.116309	-4.12%	12,075
2016	5.291504	7.422236	40.27%	23,108
2015	8.151993	5.291504	-35.09%	23,451
2014	10.335155	8.151993	-21.12%	27,662
2013	9.581217	10.335155	7.87%	30,855
2012*	10.000000	9.581217	-4.19%	19,887
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.105140	5.585428	9.41%	1,924
2018	7.279077	5.105140	-29.87%	2,069
2017	7.570903	7.279077	-3.85%	14,759
2016	5.386327	7.570903	40.56%	16,784
2015	8.275725	5.386327	-34.91%	16,947
2014	10.460493	8.275725	-20.89%	39,259
2013	9.676483	10.460493	8.10%	41,205
2012*	10.000000	9.676483	-3.24%	47,324
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.728614	7.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.562531	32.428299	22.08%	11,491
2018	26.812636	26.562531	-0.93%	13,670
2017	21.781555	26.812636	23.10%	14,643
2016	20.668980	21.781555	5.38%	29,881
2015	21.761296	20.668980	-5.02%	30,314
2014	22.676759	21.761296	-4.04%	24,918
2013	15.433916	22.676759	46.93%	24,839
2012	14.630387	15.433916	5.49%	16,028
2011	15.679640	14.630387	-6.69%	11,307
2010	12.646269	15.679640	23.99%	862

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.056267	12.448304	12.59%	0
2018	12.215597	11.056267	-9.49%	0
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.606784	8.679603	14.10%	0
2018*	10.000000	7.606784	-23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	32.288808	37.824653	17.14%	87
2018	39.022252	32.288808	-17.26%	80
2017	35.390435	39.022252	10.26%	83
2016	29.025074	35.390435	21.93%	409
2015	31.502257	29.025074	-7.86%	434
2014	29.596212	31.502257	6.44%	440
2013	22.009292	29.596212	34.47%	359
2012	19.016442	22.009292	15.74%	286
2011	21.299863	19.016442	-10.72%	101
2010	17.221653	21.299863	23.68%	89
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.542718	12.281201	6.40%	5,481
2018	12.158690	11.542718	-5.07%	5,872
2017	12.003394	12.158690	1.29%	5,590
2016	11.768846	12.003394	1.99%	5,035
2015	12.350787	11.768846	-4.71%	5,010
2014	12.237727	12.350787	0.92%	4,959
2013	13.686406	12.237727	-10.58%	4,810
2012	13.045835	13.686406	4.91%	3,991
2011	11.948668	13.045835	9.18%	3,711
2010	11.634318	11.948668	2.70%	2,357
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.943544	28.915046	26.03%	322
2018	26.984754	22.943544	-14.98%	318
2017	24.776810	26.984754	8.91%	329
2016	20.663964	24.776810	19.90%	353
2015	21.489920	20.663964	-3.84%	391
2014	18.922925	21.489920	13.57%	400
2013	14.910049	18.922925	26.91%	440
2012	13.131046	14.910049	13.55%	501
2011	13.553811	13.131046	-3.12%	563
2010	11.659979	13.553811	16.24%	543

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.019074	11.243455	12.22%	0
2018	10.561308	10.019074	-5.13%	0
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.524952	10.157101	6.64%	0
2018	9.821279	9.524952	-3.02%	0
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.324305	14.102158	24.53%	0
2018	12.521065	11.324305	-9.56%	0
2017	11.000828	12.521065	13.82%	0
2016	9.701121	11.000828	13.40%	0
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.246150	16.389824	15.05%	0
2018	15.779377	14.246150	-9.72%	0
2017	14.202778	15.779377	11.10%	0
2016	14.003358	14.202778	1.42%	0
2015	14.477997	14.003358	-3.28%	0
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.734303	12.569694	17.10%	0
2018	13.032860	10.734303	-17.64%	0
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	35.599921	42.507078	19.40%	0
2018	40.036550	35.599921	-11.08%	0
2017	36.454694	40.036550	9.83%	0
2016	29.675580	36.454694	22.84%	0
2015	31.098730	29.675580	-4.58%	0
2014	30.280069	31.098730	2.70%	0
2013	22.024979	30.280069	37.48%	0
2012	19.478398	22.024979	13.07%	0
2011	19.824469	19.478398	-1.75%	0
2010	16.125877	19.824469	22.94%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	26.615075	33.902877	27.38%	12
2018	28.635435	26.615075	-7.06%	13
2017	24.178570	28.635435	18.43%	14
2016	22.205564	24.178570	8.89%	190
2015	22.532641	22.205564	-1.45%	200
2014	20.390977	22.532641	10.50%	203
2013	15.846549	20.390977	28.68%	170
2012	14.046796	15.846549	12.81%	106
2011	14.147538	14.046796	-0.71%	0
2010	12.642499	14.147538	11.90%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	22.894103	30.323374	32.45%	20
2018	25.228161	22.894103	-9.25%	23
2017	20.329303	25.228161	24.10%	25
2016	19.330858	20.329303	5.17%	333
2015	20.337892	19.330858	-4.95%	340
2014	19.305656	20.337892	5.35%	328
2013	16.354082	19.305656	18.05%	266
2012	15.199128	16.354082	7.60%	151
2011	14.305876	15.199128	6.24%	0
2010	12.727560	14.305876	12.40%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.508109	10.824316	13.84%	0
2018	10.138631	9.508109	-6.22%	0
2017*	10.000000	10.138631	1.39%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.002777	16.225191	24.78%	0
2018	16.026281	13.002777	-18.87%	0
2017	14.676754	16.026281	9.19%	0
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.983960	10.444821	4.62%	0
2018	10.229092	9.983960	-2.40%	0
2017	10.120825	10.229092	1.07%	0
2016	9.507860	10.120825	6.45%	0
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.188993	10.336355	26.22%	0
2018*	10.000000	8.188993	-18.11%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.434465	16.323640	13.09%	0
2018	15.433964	14.434465	-6.48%	0
2017	14.004116	15.433964	10.21%	0
2016	13.620487	14.004116	2.82%	0
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	0
2013	12.447178	13.765746	10.59%	0
2012	11.418286	12.447178	9.01%	0
2011	11.736660	11.418286	-2.71%	0
2010	10.673684	11.736660	9.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.226336	17.833420	17.12%	0
2018	16.595537	15.226336	-8.25%	0
2017	14.609450	16.595537	13.59%	0
2016	14.132356	14.609450	3.38%	0
2015	14.531780	14.132356	-2.75%	0
2014	14.220412	14.531780	2.19%	1
2013	12.587099	14.220412	12.98%	1,303
2012	11.394733	12.587099	10.46%	1,429
2011	11.809038	11.394733	-3.51%	1,913
2010	10.571990	11.809038	11.70%	579
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.223647	19.672508	21.26%	0
2018	18.062698	16.223647	-10.18%	0
2017	15.316875	18.062698	17.93%	0
2016	14.737109	15.316875	3.93%	0
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
2010	10.327628	11.693674	13.23%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.977607	13.311563	21.26%	0
2018	11.759783	10.977607	-6.65%	0
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	30.247240	38.793948	28.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.141270	11.954440	7.30%	0
2018	15.160027	11.141270	-26.51%	0
2017	15.958809	15.160027	-5.01%	0
2016	12.234276	15.958809	30.44%	0
2015	15.801620	12.234276	-22.58%	0
2014	18.541012	15.801620	-14.77%	0
2013	15.286370	18.541012	21.29%	0
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
2010	13.854785	16.129558	16.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.175419	27.538354	24.18%	681
2018	24.819515	22.175419	-10.65%	710
2017	22.549468	24.819515	10.07%	732
2016	19.606588	22.549468	15.01%	767
2015	20.956449	19.606588	-6.44%	829
2014	19.773112	20.956449	5.98%	803
2013	15.832562	19.773112	24.89%	854
2012	13.844855	15.832562	14.36%	920
2011	14.077935	13.844855	-1.66%	1,013
2010	12.538662	14.077935	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.306400	14.325039	26.70%	0
2018	12.745819	11.306400	-11.29%	0
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	29.639213	38.796434	30.90%	0
2018	30.472782	29.639213	-2.74%	0
2017	23.133424	30.472782	31.73%	0
2016	23.547038	23.133424	-1.76%	0
2015	22.544793	23.547038	4.45%	0
2014	20.786323	22.544793	8.46%	0
2013	15.643611	20.786323	32.87%	0
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
2010	11.841618	14.330246	21.02%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.439196	13.296041	6.89%	1,148
2018	12.834686	12.439196	-3.08%	1,277
2017	12.631728	12.834686	1.61%	1,213
2016	12.374165	12.631728	2.08%	5,048
2015	12.774041	12.374165	-3.13%	4,957
2014	12.379300	12.774041	3.19%	5,037
2013	12.938291	12.379300	-4.32%	3,980
2012	12.540861	12.938291	3.17%	3,693
2011	11.991605	12.540861	4.58%	3,575
2010	11.412454	11.991605	5.07%	687
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	34.582377	41.616283	20.34%	527
2018	41.537738	34.582377	-16.74%	484
2017	35.269269	41.537738	17.77%	516
2016	32.251778	35.269269	9.36%	865
2015	33.557717	32.251778	-3.89%	882
2014	32.393887	33.557717	3.59%	916
2013	24.402823	32.393887	32.75%	858
2012	21.803479	24.402823	11.92%	847
2011	25.032679	21.803479	-12.90%	666
2010	19.927699	25.032679	25.62%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.689005	24.526364	24.57%	192
2018	23.728159	19.689005	-17.02%	185
2017	18.682431	23.728159	27.01%	186
2016	20.184447	18.682431	-7.44%	206
2015	20.000392	20.184447	0.92%	200
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.844494	13.026588	20.12%	0
2018	11.867368	10.844494	-8.62%	0
2017	11.704477	11.867368	1.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.577058	13.557064	17.10%	0
2018	13.116830	11.577058	-11.74%	0
2017	11.988615	13.116830	9.41%	0
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.243347	16.150510	13.39%	0
2018	15.236342	14.243347	-6.52%	0
2017	14.218570	15.236342	7.16%	0
2016	12.762552	14.218570	11.41%	0
2015	14.054530	12.762552	-9.19%	0
2014	13.750694	14.054530	2.21%	0
2013	12.352259	13.750694	11.32%	0
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	31.206741	38.522351	23.44%	117
2018	36.667453	31.206741	-14.89%	115
2017	33.915516	36.667453	8.11%	119
2016	26.662597	33.915516	27.20%	459
2015	29.467188	26.662597	-9.52%	516
2014	29.989828	29.467188	-1.74%	505
2013	22.530691	29.989828	33.11%	391
2012	19.480253	22.530691	15.66%	329
2011	20.717010	19.480253	-5.97%	154
2010	16.537081	20.717010	25.28%	141
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.441885	11.687468	23.78%	0
2018	11.478644	9.441885	-17.74%	0
2017	8.366879	11.478644	37.19%	0
2016	7.291461	8.366879	14.75%	0
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.849472	19.623895	9.94%	0
2018	21.609159	17.849472	-17.40%	0
2017	18.952523	21.609159	14.02%	0
2016	18.098832	18.952523	4.72%	0
2015	19.811405	18.098832	-8.64%	0
2014	22.818099	19.811405	-13.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.987959	8.957993	-0.33%	0
2018	9.025852	8.987959	-0.42%	0
2017	9.063204	9.025852	-0.41%	0
2016	9.011170	9.063204	0.58%	0
2015	9.638269	9.011170	-6.51%	0
2014	9.687601	9.638269	-0.51%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.084647	12.122417	9.36%	0
2018	11.861386	11.084647	-6.55%	0
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.341945	9.932293	6.32%	0
2018*	10.000000	9.341945	-6.58%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.145549	9.383147	2.60%	0
2018	9.862552	9.145549	-7.27%	0
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.638288	15.439143	22.16%	0
2018	14.635239	12.638288	-13.64%	0
2017	13.064374	14.635239	12.02%	0
2016	11.815782	13.064374	10.57%	0
2015	12.634847	11.815782	-6.48%	0
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	30.173335	38.751979	28.43%	0
2018	35.664817	30.173335	-15.40%	0
2017	26.776394	35.664817	33.19%	0
2016	27.448158	26.776394	-2.45%	0
2015	27.099198	27.448158	1.29%	0
2014	27.178412	27.099198	-0.29%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.438694	10.199707	8.06%	0
2018	10.121611	9.438694	-6.75%	0
2017	9.769477	10.121611	3.60%	0
2016	9.409321	9.769477	3.83%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.341481	10.427651	25.01%	0
2018	10.614404	8.341481	-21.41%	0
2017	8.591453	10.614404	23.55%	0
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	23.916889	30.782997	28.71%	0
2018	26.640465	23.916889	-10.22%	0
2017	23.376771	26.640465	13.96%	0
2016	21.496713	23.376771	8.75%	0
2015	21.339780	21.496713	0.74%	0
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	0
2012	13.523659	15.406366	13.92%	0
2011	13.885036	13.523659	-2.60%	0
2010	12.269861	13.885036	13.16%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	33.186724	40.896939	23.23%	0
2018	37.974817	33.186724	-12.61%	0
2017	34.119901	37.974817	11.30%	0
2016	29.676310	34.119901	14.97%	0
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	0
2010	16.372203	19.684041	20.23%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.595783	16.175946	18.98%	0
2018	14.718254	13.595783	-7.63%	0
2017	12.736342	14.718254	15.56%	0
2016	13.378976	12.736342	-4.80%	0
2015	14.941114	13.378976	-10.46%	0
2014	16.142931	14.941114	-7.44%	0
2013	13.204300	16.142931	22.26%	0
2012	11.341055	13.204300	16.43%	0
2011	12.508963	11.341055	-9.34%	0
2010	11.781172	12.508963	6.18%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.933071	12.963572	8.64%	0
2018	12.479491	11.933071	-4.38%	0
2017	11.972810	12.479491	4.23%	0
2016	10.546649	11.972810	13.52%	0
2015	11.546047	10.546649	-8.66%	0
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.456819	20.830993	34.77%	0
2018	15.832058	15.456819	-2.37%	0
2017	12.769150	15.832058	23.99%	0
2016	12.315745	12.769150	3.68%	0
2015	13.379067	12.315745	-7.95%	0
2014	12.695006	13.379067	5.39%	0
2013	9.999936	12.695006	26.95%	0
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.453182	10.092650	6.76%	0
2018	9.803073	9.453182	-3.57%	0
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	36.947952	49.401278	33.71%	0
2018	37.183710	36.947952	-0.63%	0
2017	29.274839	37.183710	27.02%	0
2016	29.391194	29.274839	-0.40%	0
2015	26.874908	29.391194	9.36%	0
2014	25.360125	26.874908	5.97%	0
2013	19.831652	25.360125	27.88%	0
2012	16.389240	19.831652	21.00%	0
2011	18.025613	16.389240	-9.08%	0
2010	17.327037	18.025613	4.03%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.190011	31.396641	41.49%	0
2018	22.510809	22.190011	-1.43%	0
2017	15.898251	22.510809	41.59%	0
2016	14.291751	15.898251	11.24%	0
2015	13.978786	14.291751	2.24%	0
2014	13.084716	13.978786	6.83%	0
2013	9.891772	13.084716	32.28%	0
2012*	10.000000	9.891772	-1.08%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.031289	28.511095	23.79%	0
2018	27.782139	23.031289	-17.10%	0
2017	21.737713	27.782139	27.81%	0
2016	23.847742	21.737713	-8.85%	0
2015	26.766165	23.847742	-10.90%	0
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.341794	9.628490	15.42%	0
2018	10.485136	8.341794	-20.44%	0
2017	8.395071	10.485136	24.90%	0
2016	7.113817	8.395071	18.01%	0
2015	9.108217	7.113817	-21.90%	0
2014	9.776041	9.108217	-6.83%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.720814	10.295962	5.92%	0
2018	10.054156	9.720814	-3.32%	0
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.256883	21.058580	38.03%	0
2018	15.891106	15.256883	-3.99%	0
2017	12.874009	15.891106	23.44%	0
2016	12.110638	12.874009	6.30%	0
2015	12.667618	12.110638	-4.40%	0
2014	14.016405	12.667618	-9.62%	0
2013	10.158827	14.016405	37.97%	0
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	27.247906	34.476152	26.53%	569
2018	31.115834	27.247906	-12.43%	585
2017	27.138015	31.115834	14.66%	604
2016	24.412055	27.138015	11.17%	1,052
2015	25.222353	24.412055	-3.21%	1,116
2014	23.426074	25.222353	7.67%	1,134
2013	17.682848	23.426074	32.48%	1,099
2012	15.619350	17.682848	13.21%	1,057
2011	16.061210	15.619350	-2.75%	937
2010	14.781145	16.061210	8.66%	899
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.784317	7.84%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.468073	20.216804	22.76%	250
2018	18.674035	16.468073	-11.81%	259
2017	15.070421	18.674035	23.91%	270
2016	14.853587	15.070421	1.46%	1,295
2015	14.299475	14.853587	3.88%	1,388
2014	14.472182	14.299475	-1.19%	1,426
2013	11.605534	14.472182	24.70%	1,129
2012	10.246878	11.605534	13.26%	826
2011	10.677419	10.246878	-4.03%	247
2010*	10.000000	10.677419	6.77%	248
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.080562	11.344051	24.93%	0
2018	10.091757	9.080562	-10.02%	0
2017	9.177382	10.091757	9.96%	0
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.509397	20.001031	21.15%	0
2018	18.207971	16.509397	-9.33%	0
2017	15.857293	18.207971	14.82%	0
2016	14.620665	15.857293	8.46%	0
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.831735	17.502191	18.01%	6,566
2018	15.978508	14.831735	-7.18%	6,822
2017	14.123039	15.978508	13.14%	12,157
2016	13.261105	14.123039	6.50%	12,472
2015	13.441022	13.261105	-1.34%	14,079
2014	13.103534	13.441022	2.58%	36,036
2013	10.878792	13.103534	20.45%	34,927
2012	9.623060	10.878792	13.05%	35,869
2011	9.758453	9.623060	-1.39%	31,952
2010	8.916511	9.758453	9.44%	26,861

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.277012	10.942636	6.48%	6,772
2018	10.634444	10.277012	-3.36%	7,286
2017	10.545408	10.634444	0.84%	7,423
2016	10.514297	10.545408	0.30%	6,731
2015	10.786745	10.514297	-2.53%	6,711
2014	10.517076	10.786745	2.56%	9,165
2013	11.049063	10.517076	-4.81%	8,968
2012	10.774671	11.049063	2.55%	7,827
2011	10.430566	10.774671	3.30%	7,471
2010	10.072682	10.430566	3.55%	2,644
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.401628	21.597615	31.68%	1,556
2018	18.536706	16.401628	-11.52%	1,600
2017	14.485800	18.536706	27.96%	1,671
2016	14.798155	14.485800	-2.11%	2,486
2015	14.216354	14.798155	4.09%	2,568
2014	14.288769	14.216354	-0.51%	2,687
2013	11.368798	14.288769	25.68%	2,526
2012	9.531758	11.368798	19.27%	2,483
2011	10.757205	9.531758	-11.39%	2,194
2010	9.892359	10.757205	8.74%	1,327
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.253303	23.234613	27.29%	325
2018	18.808978	18.253303	-2.95%	316
2017	15.063180	18.808978	24.87%	376
2016	14.135551	15.063180	6.56%	1,392
2015	13.594589	14.135551	3.98%	1,472
2014	12.875954	13.594589	5.58%	1,544
2013	10.168096	12.875954	26.63%	1,325
2012	8.865280	10.168096	14.70%	1,038
2011	9.519878	8.865280	-6.88%	504
2010	8.243944	9.519878	15.48%	486
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.215533	18.681173	22.78%	5,431
2018	15.923753	15.215533	-4.45%	5,604
2017	13.366541	15.923753	19.13%	6,478
2016	12.314903	13.366541	8.54%	8,051
2015	12.469336	12.314903	-1.24%	8,329
2014	11.578662	12.469336	7.69%	11,039
2013	8.912717	11.578662	29.91%	11,478
2012	7.793253	8.912717	14.36%	12,342
2011	8.158742	7.793253	-4.48%	12,315
2010	7.524809	8.158742	8.42%	4,446

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.854313	14.776748	6.66%	0
2018	14.522855	13.854313	-4.60%	0
2017	13.978710	14.522855	3.89%	0
2016	13.168214	13.978710	6.15%	0
2015	13.879403	13.168214	-5.12%	0
2014	13.675061	13.879403	1.49%	0
2013	14.156194	13.675061	-3.40%	0
2012	12.908919	14.156194	9.66%	0
2011	12.517550	12.908919	3.13%	0
2010	11.585507	12.517550	8.04%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	24.699534	30.648484	24.09%	32
2018	27.322710	24.699534	-9.60%	35
2017	23.761015	27.322710	14.99%	37
2016	20.683891	23.761015	14.88%	514
2015	22.646487	20.683891	-8.67%	526
2014	21.280109	22.646487	6.42%	490
2013	16.098128	21.280109	32.19%	408
2012	13.944169	16.098128	15.45%	266
2011	14.645164	13.944169	-4.79%	0
2010	12.984174	14.645164	12.79%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.613255	10.795846	12.30%	0
2018	10.751675	9.613255	-10.59%	0
2017	9.291255	10.751675	15.72%	0
2016	9.234673	9.291255	0.61%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.026224	10.440767	4.13%	0
2018*	10.000000	10.026224	0.26%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.217389	21.543108	12.10%	0
2018	20.280556	19.217389	-5.24%	0
2017	19.442862	20.280556	4.31%	0
2016	17.431559	19.442862	11.54%	0
2015	18.319658	17.431559	-4.85%	0
2014	18.284617	18.319658	0.19%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.897206	18.642497	25.14%	0
2018	16.053891	14.897206	-7.21%	0
2017	13.169768	16.053891	21.90%	0
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
2010	7.583732	8.549414	12.73%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.354229	12.140225	29.78%	0
2018	11.491415	9.354229	-18.60%	0
2017	9.368660	11.491415	22.66%	0
2016	9.831632	9.368660	-4.71%	0
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	0
2012	7.872503	8.884716	12.86%	0
2011	8.915532	7.872503	-11.70%	0
2010	8.018277	8.915532	11.19%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	24.571633	30.973801	26.06%	25
2018	25.223413	24.571633	-2.58%	29
2017	21.468930	25.223413	17.49%	33
2016	19.767251	21.468930	8.61%	429
2015	20.099590	19.767251	-1.65%	446
2014	18.398691	20.099590	9.24%	448
2013	14.398350	18.398691	27.78%	373
2012	12.945487	14.398350	11.22%	236
2011	13.199707	12.945487	-1.93%	0
2010	11.932366	13.199707	10.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.445531	15.072742	21.11%	0
2018	14.274111	12.445531	-12.81%	0
2017	12.194694	14.274111	17.05%	0
2016	11.517663	12.194694	5.88%	0
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.916914	13.526580	13.51%	5,850
2018	13.010088	11.916914	-8.40%	5,949
2017	11.883333	13.010088	9.48%	6,043
2016	11.462165	11.883333	3.67%	6,134
2015	11.857644	11.462165	-3.34%	6,224
2014	11.636713	11.857644	1.90%	6,303
2013	10.388000	11.636713	12.02%	6,377
2012	9.574146	10.388000	8.50%	4,799
2011	9.932656	9.574146	-3.61%	6,681
2010	9.208171	9.932656	7.87%	6,770
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.400356	14.567353	17.48%	35,302
2018	13.821839	12.400356	-10.28%	35,909
2017	12.215484	13.821839	13.15%	36,472
2016	11.649313	12.215484	4.86%	37,039
2015	12.084148	11.649313	-3.60%	37,639
2014	11.813692	12.084148	2.29%	38,157
2013	9.972903	11.813692	18.46%	34,416
2012	8.982727	9.972903	11.02%	34,991
2011	9.522066	8.982727	-5.66%	25,809
2010	8.671740	9.522066	9.81%	3,149
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.956588	11.846854	8.13%	2,202
2018	11.515987	10.956588	-4.86%	2,605
2017	11.081688	11.515987	3.92%	3,017
2016	10.841711	11.081688	2.21%	17,912
2015	11.178998	10.841711	-3.02%	18,620
2014	11.072718	11.178998	0.96%	19,175
2013	10.800604	11.072718	2.52%	19,494
2012	10.284299	10.800604	5.02%	19,795
2011	10.379376	10.284299	-0.92%	13,779
2010	9.947199	10.379376	4.34%	9,533
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.552301	11.737788	11.23%	0
2018	11.616784	10.552301	-9.16%	0
2017	10.359730	11.616784	12.13%	0
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.829167	12.211066	12.76%	0
2018	11.929372	10.829167	-9.22%	0
2017	10.365248	11.929372	15.09%	0
2016	9.988070	10.365248	3.78%	0
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.209218	14.092793	15.43%	19,267
2018	13.451584	12.209218	-9.24%	19,584
2017	12.079846	13.451584	11.36%	19,888
2016	11.582838	12.079846	4.29%	20,184
2015	11.983267	11.582838	-3.34%	20,482
2014	11.729330	11.983267	2.16%	31,571
2013	10.190928	11.729330	15.10%	32,543
2012	9.283067	10.190928	9.78%	33,571
2011	9.728060	9.283067	-4.57%	34,700
2010	8.940378	9.728060	8.81%	14,074
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.398861	14.806729	19.42%	0
2018	14.025371	12.398861	-11.60%	0
2017	12.157718	14.025371	15.36%	0
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	0
2011	9.293142	8.655633	-6.86%	0
2010	8.394383	9.293142	10.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.687635	13.051926	11.67%	0
2018	12.562755	11.687635	-6.97%	0
2017	11.700927	12.562755	7.37%	0
2016	11.297981	11.700927	3.57%	0
2015	11.688490	11.297981	-3.34%	0
2014	11.494427	11.688490	1.69%	0
2013	10.576351	11.494427	8.68%	0
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.853477	14.125891	9.90%	2,357
2018	15.606487	12.853477	-17.64%	2,117
2017	13.015772	15.606487	19.90%	2,004
2016	13.174454	13.015772	-1.20%	2,157
2015	14.032396	13.174454	-6.11%	2,060
2014	15.636773	14.032396	-10.26%	1,900
2013	13.326827	15.636773	17.33%	1,796
2012	11.409125	13.326827	16.81%	1,910
2011	13.334389	11.409125	-14.44%	1,917
2010	12.833644	13.334389	3.90%	1,738
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.309224	12.010127	6.20%	0
2018	11.657129	11.309224	-2.98%	0
2017	11.452132	11.657129	1.79%	0
2016	11.162271	11.452132	2.60%	0
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	0
2010	10.365838	10.813910	4.32%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.963718	12.809951	7.07%	0
2018	12.427573	11.963718	-3.73%	0
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.808879	13.817781	17.01%	0
2018	13.459463	11.808879	-12.26%	0
2017	11.685412	13.459463	15.18%	0
2016	10.737038	11.685412	8.83%	0
2015	11.348347	10.737038	-5.39%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.256487	12.923670	14.81%	0
2018	12.500352	11.256487	-9.95%	0
2017	11.239134	12.500352	11.22%	0
2016	10.575576	11.239134	6.27%	0
2015	11.018675	10.575576	-4.02%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	26.328460	31.553078	19.84%	0
2018	32.730891	26.328460	-19.56%	0
2017	23.720560	32.730891	37.99%	0
2016	22.588078	23.720560	5.01%	0
2015	27.600690	22.588078	-18.16%	0
2014	29.967920	27.600690	-7.90%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.986655	11.407035	3.83%	3,325
2018	11.252131	10.986655	-2.36%	3,623
2017	11.281150	11.252131	-0.26%	3,364
2016	11.460991	11.281150	-1.57%	2,983
2015	11.743590	11.460991	-2.41%	2,893
2014	11.494837	11.743590	2.16%	2,980
2013	12.262795	11.494837	-6.26%	2,891
2012	12.179887	12.262795	0.68%	2,449
2011	11.622557	12.179887	4.80%	2,105
2010	11.353241	11.622557	2.37%	2,411
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.183560	8.137776	-0.56%	3,364
2018	8.262388	8.183560	-0.95%	3,430
2017	8.420868	8.262388	-1.88%	3,312
2016	8.617901	8.420868	-2.29%	4,229
2015	8.820785	8.617901	-2.30%	3,933
2014	9.028432	8.820785	-2.30%	3,992
2013	9.240975	9.028432	-2.30%	3,501
2012	9.459122	9.240975	-2.31%	2,791
2011	9.681179	9.459122	-2.29%	2,007
2010	9.909073	9.681179	-2.30%	21,962
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.022519	9.320458	16.18%	0
2018	9.639394	8.022519	-16.77%	0
2017	7.763604	9.639394	24.16%	0
2016	7.895826	7.763604	-1.67%	0
2015	8.350721	7.895826	-5.45%	0
2014	8.609305	8.350721	-3.00%	0
2013	7.495499	8.609305	14.86%	0
2012	6.658488	7.495499	12.57%	0
2011	7.572217	6.658488	-12.07%	0
2010	6.858499	7.572217	10.41%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.697426	10.299031	18.41%	0
2018	10.368080	8.697426	-16.11%	0
2017	8.526172	10.368080	21.60%	0
2016	8.680936	8.526172	-1.78%	0
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	23.497830	28.405731	20.89%	0
2018	26.391187	23.497830	-10.96%	0
2017	22.807280	26.391187	15.71%	0
2016	21.323753	22.807280	6.96%	0
2015	22.045835	21.323753	-3.28%	0
2014	21.493317	22.045835	2.57%	0
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
2011	16.266448	15.268197	-6.14%	0
2010	14.524317	16.266448	11.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.994483	16.897078	12.69%	10,060
2018	16.131804	14.994483	-7.05%	10,284
2017	14.856768	16.131804	8.58%	10,506
2016	14.303997	14.856768	3.86%	0
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	23,454
2012	12.120454	12.952442	6.86%	23,715
2011	12.296361	12.120454	-1.43%	9,169
2010	11.460873	12.296361	7.29%	8,337
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.565843	20.584043	17.18%	0
2018	19.225801	17.565843	-8.63%	0
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	7,533
2014	16.298607	16.753676	2.79%	7,618
2013	13.960620	16.298607	16.75%	7,695
2012	12.730542	13.960620	9.66%	7,770
2011	13.152685	12.730542	-3.21%	7,850
2010	12.016478	13.152685	9.46%	7,931

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.641187	13.527830	7.01%	18,540
2018	13.178098	12.641187	-4.07%	18,860
2017	12.762213	13.178098	3.26%	19,185
2016	12.527670	12.762213	1.87%	19,477
2015	12.788741	12.527670	-2.04%	19,759
2014	12.599630	12.788741	1.50%	0
2013	12.301846	12.599630	2.42%	0
2012	11.972516	12.301846	2.75%	0
2011	11.904769	11.972516	0.57%	0
2010	11.506906	11.904769	3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.629409	11.734812	10.40%	0
2018	11.529703	10.629409	-7.81%	0
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.912834	12.287614	12.60%	0
2018	11.891147	10.912834	-8.23%	0
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.239090	20.981747	15.04%	5,434
2018	19.795313	18.239090	-7.86%	5,463
2017	17.940753	19.795313	10.34%	5,497
2016	17.137756	17.940753	4.69%	5,525
2015	17.600125	17.137756	-2.63%	5,554
2014	17.127076	17.600125	2.76%	5,583
2013	15.030908	17.127076	13.95%	5,609
2012	13.884408	15.030908	8.26%	4,551
2011	14.216316	13.884408	-2.33%	10,242
2010	13.119027	14.216316	8.36%	2,167

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.323843	25.381017	19.03%	0
2018	23.656661	21.323843	-9.86%	0
2017	20.750885	23.656661	14.00%	0
2016	19.577522	20.750885	5.99%	0
2015	20.185772	19.577522	-3.01%	0
2014	19.685183	20.185772	2.54%	0
2013	16.464155	19.685183	19.56%	0
2012	14.814165	16.464155	11.14%	0
2011	15.491667	14.814165	-4.37%	0
2010	14.052561	15.491667	10.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.449177	17.129005	10.87%	0
2018	16.428018	15.449177	-5.96%	0
2017	15.395496	16.428018	6.71%	0
2016	14.906771	15.395496	3.28%	0
2015	15.262382	14.906771	-2.33%	0
2014	14.914797	15.262382	2.33%	0
2013	13.815906	14.914797	7.95%	0
2012	13.089553	13.815906	5.55%	0
2011	13.126252	13.089553	-0.28%	0
2010	12.380722	13.126252	6.02%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.402548	4.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.701329	7.01%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.268075	20.696918	27.22%	1,861
2018	17.230613	16.268075	-5.59%	1,836
2017	13.577939	17.230613	26.90%	2,143
2016	13.625530	13.577939	-0.35%	2,328
2015	13.523072	13.625530	0.76%	2,372
2014	12.566157	13.523072	7.62%	2,493
2013	9.568821	12.566157	31.32%	2,697
2012	8.433406	9.568821	13.46%	2,837
2011	8.919870	8.433406	-5.45%	3,020
2010	7.914192	8.919870	12.71%	1,589
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.706343	12.444425	16.23%	0
2018	11.514913	10.706343	-7.02%	0
2017	10.025388	11.514913	14.86%	0
2016	9.452743	10.025388	6.06%	0
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.015283	14.319520	19.18%	0
2018	12.624852	12.015283	-4.83%	0
2017	10.617481	12.624852	18.91%	0
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.155963	35.094734	34.17%	605
2018	27.194290	26.155963	-3.82%	635
2017	21.903449	27.194290	24.16%	747
2016	21.696358	21.903449	0.95%	804
2015	21.185453	21.696358	2.41%	817
2014	19.973956	21.185453	6.07%	859
2013	15.000801	19.973956	33.15%	917
2012	12.966115	15.000801	15.69%	978
2011	13.610303	12.966115	-4.73%	1,068
2010	12.837189	13.610303	6.02%	1,042
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.874829	27.074364	23.77%	0
2018	24.735379	21.874829	-11.56%	0
2017	23.346029	24.735379	5.95%	0
2016	19.876500	23.346029	17.46%	0
2015	21.290168	19.876500	-6.64%	0
2014	19.293268	21.290168	10.35%	0
2013	14.997245	19.293268	28.65%	0
2012	13.413445	14.997245	11.81%	0
2011	13.662112	13.413445	-1.82%	0
2010	12.358219	13.662112	10.55%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.828218	41.528105	22.76%	0
2018	39.078146	33.828218	-13.43%	0
2017	34.544444	39.078146	13.12%	0
2016	29.391794	34.544444	17.53%	0
2015	30.865983	29.391794	-4.78%	0
2014	28.872720	30.865983	6.90%	0
2013	22.211558	28.872720	29.99%	0
2012	19.353925	22.211558	14.77%	0
2011	20.325826	19.353925	-4.78%	0
2010	16.484590	20.325826	23.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.866182	14.613867	13.58%	1,137
2018	15.933026	12.866182	-19.25%	1,053
2017	13.307968	15.933026	19.73%	1,018
2016	12.974106	13.307968	2.57%	1,130
2015	14.029631	12.974106	-7.52%	1,090
2014	15.898567	14.029631	-11.76%	988

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.220584	16.158410	22.22%	5,167
2018	15.343201	13.220584	-13.83%	5,075
2017	13.731250	15.343201	11.74%	5,236
2016	12.110392	13.731250	13.38%	5,504
2015	12.836678	12.110392	-5.66%	5,824
2014	11.918075	12.836678	7.71%	5,704
2013	9.034083	11.918075	31.92%	6,168
2012	7.863867	9.034083	14.88%	6,850
2011	8.570841	7.863867	-8.25%	7,469
2010	7.780740	8.570841	10.15%	5,083
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.764234	20.284388	21.00%	864
2018	19.760916	16.764234	-15.16%	855
2017	17.766065	19.760916	11.23%	860
2016	15.462607	17.766065	14.90%	885
2015	16.296941	15.462607	-5.12%	952
2014	14.254428	16.296941	14.33%	996
2013	10.753292	14.254428	32.56%	1,074
2012	9.460613	10.753292	13.66%	1,217
2011	9.913010	9.460613	-4.56%	1,294
2010	8.481138	9.913010	16.88%	1,248
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.179405	30.657981	32.26%	0
2018	25.852557	23.179405	-10.34%	0
2017	21.227412	25.852557	21.79%	0
2016	20.105594	21.227412	5.58%	0
2015	20.470546	20.105594	-1.78%	0
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	0
2011	13.575955	13.150073	-3.14%	0
2010	11.106900	13.575955	22.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	29.763034	34.513610	15.96%	734
2018	36.763129	29.763034	-19.04%	656
2017	34.597653	36.763129	6.26%	643
2016	28.189252	34.597653	22.73%	702
2015	30.789469	28.189252	-8.45%	752
2014	29.517377	30.789469	4.31%	778
2013	21.576135	29.517377	36.81%	760
2012	18.357664	21.576135	17.53%	887
2011	19.872760	18.357664	-7.62%	1,014
2010	16.082411	19.872760	23.57%	520

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	29.329957	35.920651	22.47%	0
2018	34.445309	29.329957	-14.85%	0
2017	31.143145	34.445309	10.60%	0
2016	26.010401	31.143145	19.73%	0
2015	27.137101	26.010401	-4.15%	0
2014	27.622459	27.137101	-1.76%	0
2013	20.115307	27.622459	37.32%	0
2012	17.869057	20.115307	12.57%	0
2011	19.415660	17.869057	-7.97%	0
2010	15.900436	19.415660	22.11%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.751596	19.397734	23.15%	0
2018	17.131047	15.751596	-8.05%	0
2017	14.812903	17.131047	15.65%	0
2016	13.768757	14.812903	7.58%	0
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	0
2012	8.898556	9.683031	8.82%	0
2011	9.415105	8.898556	-5.49%	0
2010	7.798987	9.415105	20.72%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.423595	15.833323	27.45%	0
2018	13.255574	12.423595	-6.28%	0
2017	12.781484	13.255574	3.71%	0
2016	12.205434	12.781484	4.72%	0
2015	13.242372	12.205434	-7.83%	0
2014	10.539067	13.242372	25.65%	0
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
2010	7.071839	8.969846	26.84%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.166280	19.387192	27.83%	0
2018	16.320770	15.166280	-7.07%	0
2017	13.779199	16.320770	18.44%	0
2016	12.659902	13.779199	8.84%	0
2015	12.836900	12.659902	-1.38%	0
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.391826	9.550861	1.69%	95
2018	9.535930	9.391826	-1.51%	107
2017	9.608074	9.535930	-0.75%	102
2016	9.594573	9.608074	0.14%	1,147
2015	9.854059	9.594573	-2.63%	1,079
2014	10.036467	9.854059	-1.82%	1,086
2013	10.261925	10.036467	-2.20%	792
2012	10.146606	10.261925	1.14%	409
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.522593	16.509242	22.09%	0
2018	15.614047	13.522593	-13.39%	0
2017	13.995779	15.614047	11.56%	0
2016	11.850902	13.995779	18.10%	0
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.465093	20.675445	33.69%	1,003
2018	17.031783	15.465093	-9.20%	1,036
2017	13.669296	17.031783	24.60%	1,182
2016	13.191374	13.669296	3.62%	1,292
2015	13.548800	13.191374	-2.64%	1,274
2014	13.370464	13.548800	1.33%	1,384
2013	9.873347	13.370464	35.42%	1,328
2012	8.815361	9.873347	12.00%	1,490
2011	9.442793	8.815361	-6.64%	1,616
2010	7.642125	9.442793	23.56%	1,500
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.917998	9.034113	1.30%	0
2018	9.036849	8.917998	-1.32%	0
2017	9.167303	9.036849	-1.42%	0
2016	9.269498	9.167303	-1.10%	0
2015	9.470324	9.269498	-2.12%	0
2014	9.634507	9.470324	-1.70%	0
2013	9.800872	9.634507	-1.70%	0
2012	9.590532	9.800872	2.19%	0
2011	9.787414	9.590532	-2.01%	0
2010	9.514932	9.787414	2.86%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.144630	11.075268	9.17%	0
2018	10.983050	10.144630	-7.63%	0
2017	9.914414	10.983050	10.78%	0
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.479379	10.618370	12.02%	0
2018	10.195769	9.479379	-7.03%	0
2017	9.505468	10.195769	7.26%	0
2016	8.593193	9.505468	10.62%	0
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.390363	10.853617	4.46%	0
2018	11.087993	10.390363	-6.29%	0
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.263946	10.421349	1.53%	5,005
2018	10.482050	10.263946	-2.08%	5,227
2017	10.595451	10.482050	-1.07%	4,966
2016	10.704493	10.595451	-1.02%	5,523
2015	10.933666	10.704493	-2.10%	5,229
2014	11.107934	10.933666	-1.57%	5,306
2013	11.395900	11.107934	-2.53%	4,868
2012	11.030626	11.395900	3.31%	4,040
2011	11.176939	11.030626	-1.31%	3,344
2010	10.876049	11.176939	2.77%	2,147
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.949682	9.982935	0.33%	0
2018	10.041901	9.949682	-0.92%	0
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.111502	10.693682	5.76%	1,786
2018	10.417010	10.111502	-2.93%	1,979
2017	10.171590	10.417010	2.41%	1,859
2016	10.148203	10.171590	0.23%	1,724
2015	10.352363	10.148203	-1.97%	1,700
2014	10.172145	10.352363	1.77%	1,769
2013	10.629848	10.172145	-4.31%	1,732
2012	9.936712	10.629848	6.98%	1,525
2011*	10.000000	9.936712	-0.63%	1,505
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.905854	18.226115	22.27%	0
2018	18.864741	14.905854	-20.99%	0
2017	15.253079	18.864741	23.68%	0
2016	16.003834	15.253079	-4.69%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.019027	40.238829	25.67%	0
2018	32.498694	32.019027	-1.48%	0
2017	26.126936	32.498694	24.39%	0
2016	29.949762	26.126936	-12.76%	0
2015	27.255890	29.949762	9.88%	0
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.946998	5.391273	8.98%	0
2018	7.075181	4.946998	-30.08%	0
2017	7.386883	7.075181	-4.22%	0
2016	5.271669	7.386883	40.12%	0
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.070375	5.541728	9.30%	0
2018	7.236963	5.070375	-29.94%	0
2017	7.534776	7.236963	-3.95%	0
2016	5.366103	7.534776	40.41%	0
2015	8.253123	5.366103	-34.98%	0
2014	10.442632	8.253123	-20.97%	0
2013	9.669858	10.442632	7.99%	0
2012*	10.000000	9.669858	-3.30%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.721280	7.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.181419	31.930339	21.96%	0
2018	26.455146	26.181419	-1.03%	0
2017	21.513078	26.455146	22.97%	0
2016	20.435059	21.513078	5.28%	0
2015	21.537047	20.435059	-5.12%	0
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0
2010	12.580117	15.581694	23.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.943605	12.302536	12.42%	0
2018	12.109826	10.943605	-9.63%	0
2017	10.857849	12.109826	11.53%	0
2016	10.767338	10.857849	0.84%	0
2015	11.183179	10.767338	-3.72%	0
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.598966	8.657386	13.93%	0
2018*	10.000000	7.598966	-24.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	31.510686	36.856458	16.96%	2,617
2018	38.140811	31.510686	-17.38%	3,110
2017	34.644045	38.140811	10.09%	3,083
2016	28.456479	34.644045	21.74%	2,538
2015	30.932640	28.456479	-8.01%	2,583
2014	29.105747	30.932640	6.28%	2,706
2013	21.677809	29.105747	34.27%	2,757
2012	18.758889	21.677809	15.56%	2,739
2011	21.043653	18.758889	-10.86%	2,914
2010	17.040614	21.043653	23.49%	1,489
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.262408	11.964572	6.23%	0
2018	11.881780	11.262408	-5.21%	0
2017	11.748010	11.881780	1.14%	0
2016	11.536116	11.748010	1.84%	0
2015	12.125175	11.536116	-4.86%	2,219
2014	12.032657	12.125175	0.77%	2,178
2013	13.477754	12.032657	-10.72%	2,131
2012	12.866747	13.477754	4.75%	1,518
2011	11.802690	12.866747	9.02%	0
2010	11.509854	11.802690	2.54%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.466867	28.270835	25.83%	0
2018	26.465004	22.466867	-15.11%	0
2017	24.336829	26.465004	8.74%	0
2016	20.328128	24.336829	19.72%	0
2015	21.173172	20.328128	-3.99%	399
2014	18.672675	21.173172	13.39%	408
2013	14.735474	18.672675	26.72%	450
2012	12.997296	14.735474	13.37%	427
2011	13.436344	12.997296	-3.27%	0
2010	11.576682	13.436344	16.06%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.962765	11.163115	12.05%	0
2018	10.518186	9.962765	-5.28%	0
2017	10.068888	10.518186	4.46%	0
2016	9.148362	10.068888	10.06%	0
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.471402	10.084493	6.47%	0
2018	9.781165	9.471402	-3.17%	0
2017	9.714671	9.781165	0.68%	0
2016	9.718993	9.714671	-0.04%	0
2015*	10.000000	9.718993	-2.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.260660	14.001382	24.34%	0
2018	12.469951	11.260660	-9.70%	0
2017	10.972715	12.469951	13.65%	0
2016	9.691160	10.972715	13.22%	0
2015*	10.000000	9.691160	-3.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.036121	16.123403	14.87%	709
2018	15.570791	14.036121	-9.86%	709
2017	14.036520	15.570791	10.93%	709
2016	13.860649	14.036520	1.27%	709
2015	14.352496	13.860649	-3.43%	709
2014	14.434097	14.352496	-0.57%	709
2013	12.932238	14.434097	11.61%	709
2012	12.056173	12.932238	7.27%	16
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.657576	12.460687	16.92%	0
2018	12.959735	10.657576	-17.76%	0
2017	11.547433	12.959735	12.23%	0
2016	10.274656	11.547433	12.39%	0
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	34.742113	41.419166	19.22%	0
2018	39.132298	34.742113	-11.22%	0
2017	35.685973	39.132298	9.66%	0
2016	29.094331	35.685973	22.66%	0
2015	30.536495	29.094331	-4.72%	0
2014	29.778348	30.536495	2.55%	0
2013	21.693312	29.778348	37.27%	0
2012	19.214633	21.693312	12.90%	0
2011	19.586030	19.214633	-1.90%	0
2010	15.956377	19.586030	22.75%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.973667	33.035061	27.19%	17
2018	27.988576	25.973667	-7.20%	18
2017	23.668590	27.988576	18.25%	31
2016	21.770515	23.668590	8.72%	170
2015	22.125167	21.770515	-1.60%	261
2014	20.053009	22.125167	10.33%	445
2013	15.607855	20.053009	28.48%	678
2012	13.856527	15.607855	12.64%	1,682
2011	13.977313	13.856527	-0.86%	1,832
2010	12.509578	13.977313	11.73%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	22.342410	29.547246	32.25%	0
2018	24.658315	22.342410	-9.39%	0
2017	19.900550	24.658315	23.91%	0
2016	18.952177	19.900550	5.00%	0
2015	19.970149	18.952177	-5.10%	0
2014	18.985726	19.970149	5.19%	0
2013	16.107778	18.985726	17.87%	0
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	0
2010	12.593764	14.133774	12.23%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.483772	10.780044	13.67%	0
2018	10.128313	9.483772	-6.36%	0
2017*	10.000000	10.128313	1.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.890039	16.059835	24.59%	0
2018	15.911911	12.890039	-18.99%	0
2017	14.594348	15.911911	9.03%	0
2016	11.412192	14.594348	27.88%	0
2015	12.507129	11.412192	-8.75%	0
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.897339	10.338300	4.46%	0
2018	10.156023	9.897339	-2.55%	0
2017	10.063936	10.156023	0.92%	0
2016	9.468923	10.063936	6.28%	0
2015	9.804009	9.468923	-3.42%	0
2014	9.993056	9.804009	-1.89%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.180581	10.309891	26.03%	0
2018*	10.000000	8.180581	-18.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.134559	15.959942	12.91%	0
2018	15.136663	14.134559	-6.62%	0
2017	13.755406	15.136663	10.04%	0
2016	13.399102	13.755406	2.66%	0
2015	13.808896	13.399102	-2.97%	0
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	15,765
2010	10.597437	11.634940	9.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.909959	17.436069	16.94%	0
2018	16.275856	14.909959	-8.39%	0
2017	14.349977	16.275856	13.42%	0
2016	13.902638	14.349977	3.22%	0
2015	14.317559	13.902638	-2.90%	0
2014	14.032323	14.317559	2.03%	0
2013	12.439711	14.032323	12.80%	2,194
2012	11.278658	12.439711	10.29%	2,225
2011	11.706672	11.278658	-3.66%	2,255
2010	10.496453	11.706672	11.53%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.886491	19.234107	21.07%	0
2018	17.714694	15.886491	-10.32%	0
2017	15.044791	17.714694	17.75%	0
2016	14.497527	15.044791	3.77%	0
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
2010	10.253829	11.592302	13.05%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.932767	13.236849	21.08%	0
2018	11.729866	10.932767	-6.80%	0
2017	10.354740	11.729866	13.28%	0
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	29.518323	37.800965	28.06%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.909603	11.687907	7.13%	0
2018	14.867782	10.909603	-26.62%	0
2017	15.675181	14.867782	-5.15%	0
2016	12.035279	15.675181	30.24%	0
2015	15.568540	12.035279	-22.69%	0
2014	18.295656	15.568540	-14.91%	0
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.640973	26.833402	23.99%	4,827
2018	24.258822	21.640973	-10.79%	5,148
2017	22.073835	24.258822	9.90%	5,029
2016	19.222454	22.073835	14.83%	3,627
2015	20.577469	19.222454	-6.58%	3,509
2014	19.445395	20.577469	5.82%	3,393
2013	15.594079	19.445395	24.70%	3,276
2012	13.657334	15.594079	14.18%	3,185
2011	13.908591	13.657334	-1.81%	3,367
2010	12.406856	13.908591	12.10%	3,260
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.260222	14.244631	26.50%	0
2018	12.713388	11.260222	-11.43%	0
2017	11.175280	12.713388	13.76%	0
2016*	10.000000	11.175280	11.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.924960	37.803381	30.69%	237
2018	29.784445	28.924960	-2.89%	581
2017	22.645499	29.784445	31.52%	703
2016	23.085729	22.645499	-1.91%	921
2015	22.137101	23.085729	4.29%	1,220
2014	20.441809	22.137101	8.29%	1,315
2013	15.407973	20.441809	32.67%	1,527
2012	13.807175	15.407973	11.59%	1,764
2011	14.157816	13.807175	-2.48%	1,916
2010	11.717100	14.157816	20.83%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.139403	12.955685	6.72%	0
2018	12.544728	12.139403	-3.23%	0
2017	12.365286	12.544728	1.45%	0
2016	12.131737	12.365286	1.93%	0
2015	12.543040	12.131737	-3.28%	0
2014	12.174124	12.543040	3.03%	1,260
2013	12.743413	12.174124	-4.47%	1,282
2012	12.371017	12.743413	3.01%	5,113
2011	11.847341	12.371017	4.42%	1,188
2010	11.292485	11.847341	4.91%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	33.749038	40.551099	20.15%	8
2018	40.599539	33.749038	-16.87%	8
2017	34.525472	40.599539	17.59%	13
2016	31.620008	34.525472	9.19%	71
2015	32.950955	31.620008	-4.04%	523
2014	31.857089	32.950955	3.43%	567
2013	24.035316	31.857089	32.54%	655
2012	21.508216	24.035316	11.75%	1,045
2011	24.731617	21.508216	-13.03%	616
2010	19.718277	24.731617	25.42%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.214476	23.898514	24.38%	296
2018	23.192126	19.214476	-17.15%	708
2017	18.288363	23.192126	26.81%	718
2016	19.788998	18.288363	-7.58%	907
2015	19.638718	19.788998	0.77%	1,908
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.750475	12.893831	19.94%	0
2018	11.782701	10.750475	-8.76%	0
2017	11.638774	11.782701	1.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.388903	13.316264	16.92%	0
2018	12.923609	11.388903	-11.88%	0
2017	11.830124	12.923609	9.24%	0
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.968766	15.814844	13.22%	0
2018	14.965744	13.968766	-6.66%	0
2017	13.987465	14.965744	6.99%	0
2016	12.574349	13.987465	11.24%	0
2015	13.868585	12.574349	-9.33%	0
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	26
2011	11.139588	11.126373	-0.12%	0
2010	10.134822	11.139588	9.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	30.454667	37.536259	23.25%	7
2018	35.839160	30.454667	-15.02%	7
2017	33.200204	35.839160	7.95%	12
2016	26.140260	33.200204	27.01%	64
2015	28.934338	26.140260	-9.66%	105
2014	29.492831	28.934338	-1.89%	132
2013	22.191355	29.492831	32.90%	187
2012	19.216436	22.191355	15.48%	201
2011	20.467817	19.216436	-6.11%	213
2010	16.363254	20.467817	25.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.374356	11.586072	23.59%	0
2018	11.414192	9.374356	-17.87%	0
2017	8.332645	11.414192	36.98%	0
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.419307	19.121560	9.77%	0
2018	21.121025	17.419307	-17.53%	0
2017	18.552804	21.121025	13.84%	0
2016	17.744286	18.552804	4.56%	0
2015	19.453201	17.744286	-8.78%	0
2014	22.440018	19.453201	-13.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.910010	8.866673	-0.49%	0
2018	8.961399	8.910010	-0.57%	0
2017	9.012289	8.961399	-0.56%	0
2016	8.974280	9.012289	0.42%	0
2015	9.613586	8.974280	-6.65%	0
2014	9.677654	9.613586	-0.66%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.971683	11.980450	9.19%	0
2018	11.758670	10.971683	-6.69%	0
2017	10.655938	11.758670	10.35%	0
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.332356	9.906857	6.16%	0
2018*	10.000000	9.332356	-6.68%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.066231	9.287483	2.44%	1,010
2018	9.792129	9.066231	-7.41%	1,010
2017	9.681605	9.792129	1.14%	1,010
2016	9.972317	9.681605	-2.92%	1,010
2015	10.037204	9.972317	-0.65%	1,010
2014	9.831203	10.037204	2.10%	1,010
2013*	10.000000	9.831203	-1.69%	1,010
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.509489	15.258353	21.97%	0
2018	14.508508	12.509489	-13.78%	0
2017	12.971103	14.508508	11.85%	0
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	29.446219	37.760099	28.23%	0
2018	34.859254	29.446219	-15.53%	0
2017	26.211687	34.859254	32.99%	0
2016	26.910489	26.211687	-2.60%	0
2015	26.609221	26.910489	1.13%	0
2014	26.728050	26.609221	-0.44%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.349478	10.087786	7.90%	0
2018	10.041435	9.349478	-6.89%	0
2017	9.706966	10.041435	3.45%	0
2016	9.363446	9.706966	3.67%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.281827	10.337189	24.82%	0
2018	10.554810	8.281827	-21.54%	0
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	23.340600	29.995160	28.51%	333
2018	26.038762	23.340600	-10.36%	864
2017	22.883793	26.038762	13.79%	909
2016	21.075648	22.883793	8.58%	1,011
2015	20.953972	21.075648	0.58%	1,081
2014	19.456613	20.953972	7.70%	1,108
2013	15.174360	19.456613	28.22%	1,211
2012	13.340525	15.174360	13.75%	0
2011	13.718026	13.340525	-2.75%	0
2010	12.140898	13.718026	12.99%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	32.386952	39.850087	23.04%	0
2018	37.117019	32.386952	-12.74%	0
2017	33.400303	37.117019	11.13%	0
2016	29.094949	33.400303	14.80%	0
2015	31.761287	29.094949	-8.39%	0
2014	29.160427	31.761287	8.92%	0
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.395297	15.912941	18.79%	659
2018	14.523658	13.395297	-7.77%	659
2017	12.587225	14.523658	15.38%	659
2016	13.242609	12.587225	-4.95%	659
2015	14.811582	13.242609	-10.59%	659
2014	16.027608	14.811582	-7.59%	659
2013	13.130111	16.027608	22.07%	659
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.811502	12.811817	8.47%	0
2018	12.371453	11.811502	-4.53%	0
2017	11.887357	12.371453	4.07%	0
2016	10.487422	11.887357	13.35%	0
2015	11.498878	10.487422	-8.80%	0
2014	11.567330	11.498878	-0.59%	0
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.299291	20.587035	34.56%	0
2018	15.694950	15.299291	-2.52%	0
2017	12.677966	15.694950	23.80%	0
2016	12.246546	12.677966	3.52%	0
2015	13.324353	12.246546	-8.09%	0
2014	12.662547	13.324353	5.23%	0
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.400067	10.020532	6.60%	0
2018	9.763060	9.400067	-3.72%	0
2017	9.682922	9.763060	0.83%	0
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	36.057631	48.136874	33.50%	4,114
2018	36.343832	36.057631	-0.79%	4,646
2017	28.657432	36.343832	26.82%	4,668
2016	28.815460	28.657432	-0.55%	3,822
2015	26.388977	28.815460	9.20%	4,431
2014	24.939869	26.388977	5.81%	4,546
2013	19.532986	24.939869	27.68%	4,512
2012	16.167280	19.532986	20.82%	3,806
2011	17.808797	16.167280	-9.22%	3,282
2010	17.144910	17.808797	3.87%	2,448
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.963560	31.028546	41.27%	0
2018	22.315555	21.963560	-1.58%	0
2017	15.784488	22.315555	41.38%	0
2016	14.211236	15.784488	11.07%	0
2015	13.921416	14.211236	2.08%	0
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.476171	27.781198	23.60%	1,471
2018	27.154478	22.476171	-17.23%	1,562
2017	21.279157	27.154478	27.61%	1,519
2016	23.380491	21.279157	-8.99%	916
2015	26.282130	23.380491	-11.04%	871
2014	30.651982	26.282130	-14.26%	834
2013	27.494918	30.651982	11.48%	803
2012	24.904638	27.494918	10.40%	780
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.269419	9.530301	15.25%	0
2018	10.410265	8.269419	-20.56%	0
2017	8.347886	10.410265	24.71%	0
2016	7.084675	8.347886	17.83%	0
2015	9.084883	7.084675	-22.02%	0
2014	9.766000	9.084883	-6.97%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.681123	10.238191	5.75%	0
2018	10.028576	9.681123	-3.46%	0
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.101425	20.812010	37.81%	0
2018	15.753524	15.101425	-4.14%	0
2017	12.782104	15.753524	23.25%	0
2016	12.042618	12.782104	6.14%	0
2015	12.615834	12.042618	-4.54%	1,375
2014	13.980589	12.615834	-9.76%	1,406
2013	10.148427	13.980589	37.76%	1,223
2012*	10.000000	10.148427	1.48%	1,001
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.591347	33.593777	26.33%	0
2018	30.413066	26.591347	-12.57%	0
2017	26.565727	30.413066	14.48%	0
2016	23.933876	26.565727	11.00%	0
2015	24.766325	23.933876	-3.36%	1,136
2014	23.037893	24.766325	7.50%	1,154
2013	17.416548	23.037893	32.28%	1,244
2012	15.407826	17.416548	13.04%	1,167
2011	15.868026	15.407826	-2.90%	0
2010	14.625800	15.868026	8.49%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.773241	7.73%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.250365	19.918923	22.58%	249
2018	18.455677	16.250365	-11.95%	639
2017	14.917023	18.455677	23.72%	669
2016	14.724939	14.917023	1.30%	698
2015	14.197421	14.724939	3.72%	1,690
2014	14.390984	14.197421	-1.35%	1,740
2013	11.558137	14.390984	24.51%	1,735
2012	10.220762	11.558137	13.08%	896
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.029508	11.262964	24.74%	0
2018	10.050538	9.029508	-10.16%	0
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.303589	19.721354	20.96%	0
2018	18.008813	16.303589	-9.47%	0
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.545869	17.138504	17.82%	27,788
2018	15.694762	14.545869	-7.32%	20,057
2017	13.893499	15.694762	12.96%	20,276
2016	13.065573	13.893499	6.34%	20,786
2015	13.263205	13.065573	-1.49%	14,466
2014	12.950052	13.263205	2.42%	14,646
2013	10.767889	12.950052	20.27%	5,604
2012	9.539637	10.767889	12.88%	5,930
2011	9.688680	9.539637	-1.54%	6,142
2010	8.866355	9.688680	9.27%	4,506

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.078923	10.715242	6.31%	6,173
2018	10.445592	10.078923	-3.51%	12,531
2017	10.374025	10.445592	0.69%	11,935
2016	10.359274	10.374025	0.14%	10,824
2015	10.644051	10.359274	-2.68%	3,978
2014	10.393909	10.644051	2.41%	3,891
2013	10.936450	10.393909	-4.96%	6,563
2012	10.681302	10.936450	2.39%	5,716
2011	10.356028	10.681302	3.14%	5,457
2010	10.016084	10.356028	3.39%	3,968
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.085508	21.148836	31.48%	0
2018	18.207557	16.085508	-11.65%	0
2017	14.250372	18.207557	27.77%	0
2016	14.579956	14.250372	-2.26%	0
2015	14.028293	14.579956	3.93%	333
2014	14.121426	14.028293	-0.66%	352
2013	11.252912	14.121426	25.49%	315
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.901490	22.751825	27.09%	0
2018	18.474978	17.901490	-3.10%	0
2017	14.818361	18.474978	24.68%	0
2016	13.927124	14.818361	6.40%	0
2015	13.414728	13.927124	3.82%	1,147
2014	12.725135	13.414728	5.42%	1,203
2013	10.064440	12.725135	26.44%	1,267
2012	8.788420	10.064440	14.52%	2,316
2011	9.451825	8.788420	-7.02%	1,019
2010	8.197583	9.451825	15.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.945153	18.321049	22.59%	4,025
2018	15.664982	14.945153	-4.60%	7,893
2017	13.169468	15.664982	18.95%	8,571
2016	12.151930	13.169468	8.37%	9,419
2015	12.323246	12.151930	-1.39%	3,954
2014	11.460607	12.323246	7.53%	4,096
2013	8.835394	11.460607	29.71%	7,114
2012	7.737544	8.835394	14.19%	7,875
2011	8.112854	7.737544	-4.63%	8,199
2010	7.493979	8.112854	8.26%	6,725

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.520408	14.398481	6.49%	0
2018	14.194766	13.520408	-4.75%	0
2017	13.683865	14.194766	3.73%	0
2016	12.910228	13.683865	5.99%	0
2015	13.628416	12.910228	-5.27%	1,005
2014	13.448409	13.628416	1.34%	1,001
2013	13.942977	13.448409	-3.55%	877
2012	12.734088	13.942977	9.49%	5,384
2011	12.366951	12.734088	2.97%	4,977
2010	11.463730	12.366951	7.88%	2,897
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	24.104297	29.863986	23.89%	0
2018	26.705505	24.104297	-9.74%	0
2017	23.259848	26.705505	14.81%	0
2016	20.278669	23.259848	14.70%	0
2015	22.236970	20.278669	-8.81%	0
2014	20.927423	22.236970	6.26%	0
2013	15.855651	20.927423	31.99%	0
2012	13.755304	15.855651	15.27%	0
2011	14.468988	13.755304	-4.93%	0
2010	12.847687	14.468988	12.62%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.562172	10.721996	12.13%	0
2018	10.711073	9.562172	-10.73%	0
2017	9.270356	10.711073	15.54%	0
2016	9.228025	9.270356	0.46%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.015929	10.414031	3.97%	0
2018*	10.000000	10.015929	0.16%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.754320	20.991720	11.93%	0
2018	19.822472	18.754320	-5.39%	0
2017	19.032836	19.822472	4.15%	0
2016	17.090104	19.032836	11.37%	0
2015	17.988437	17.090104	-4.99%	0
2014	17.981635	17.988437	0.04%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.654971	18.311207	24.95%	5,704
2018	15.817286	14.654971	-7.35%	6,083
2017	12.995551	15.817286	21.71%	5,959
2016	11.732050	12.995551	10.77%	4,499
2015	12.171916	11.732050	-3.61%	4,452
2014	11.709573	12.171916	3.95%	4,647
2013	8.362865	11.709573	40.02%	4,756
2012	7.337996	8.362865	13.97%	5,206
2011	8.514414	7.337996	-13.82%	5,396
2010	7.564284	8.514414	12.56%	4,590
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.202116	11.924477	29.58%	715
2018	11.322049	9.202116	-18.72%	1,854
2017	9.244724	11.322049	22.47%	1,771
2016	9.716444	9.244724	-4.85%	1,898
2015	10.026157	9.716444	-3.09%	1,926
2014	10.418884	10.026157	-3.77%	2,005
2013	8.821203	10.418884	18.11%	1,971
2012	7.828271	8.821203	12.68%	597
2011	8.879061	7.828271	-11.83%	605
2010	7.997740	8.879061	11.02%	821
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.979500	30.180986	25.86%	0
2018	24.653653	23.979500	-2.73%	0
2017	21.016130	24.653653	17.31%	0
2016	19.379999	21.016130	8.44%	0
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	0
2013	14.181484	18.093764	27.59%	0
2012	12.770164	14.181484	11.05%	0
2011	13.040921	12.770164	-2.08%	0
2010	11.806930	13.040921	10.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.243177	14.804903	20.92%	0
2018	14.063761	12.243177	-12.95%	0
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.723224	13.286304	13.33%	0
2018	12.818422	11.723224	-8.54%	0
2017	11.726216	12.818422	9.31%	0
2016	11.327949	11.726216	3.52%	0
2015	11.736821	11.327949	-3.48%	0
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	2,725
2010	9.184621	9.892056	7.70%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.198737	14.308494	17.29%	0
2018	13.618144	12.198737	-10.42%	0
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	889
2010	8.649552	9.483120	9.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.778474	11.636379	7.96%	0
2018	11.346297	10.778474	-5.00%	0
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	12,090
2015	11.065063	10.714739	-3.17%	12,321
2014	10.976728	11.065063	0.80%	12,541
2013	10.723441	10.976728	2.36%	12,745
2012	10.226565	10.723441	4.86%	12,935
2011	10.336939	10.226565	-1.07%	18,496
2010	9.921753	10.336939	4.18%	12,807
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.460800	11.618147	11.06%	0
2018	11.533870	10.460800	-9.30%	0
2017	10.301552	11.533870	11.96%	0
2016	10.003673	10.301552	2.98%	0
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.735273	12.086614	12.59%	0
2018	11.844230	10.735273	-9.36%	0
2017	10.307041	11.844230	14.91%	0
2016	9.947206	10.307041	3.62%	0
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.010729	13.842412	15.25%	0
2018	13.253357	12.010729	-9.38%	0
2017	11.920076	13.253357	11.19%	0
2016	11.447166	11.920076	4.13%	0
2015	11.861117	11.447166	-3.49%	0
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.197312	14.543682	19.24%	0
2018	13.818734	12.197312	-11.73%	0
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.497638	12.820036	11.50%	2,640
2018	12.377643	11.497638	-7.11%	2,682
2017	11.546192	12.377643	7.20%	2,723
2016	11.165663	11.546192	3.41%	2,763
2015	11.569351	11.165663	-3.49%	2,802
2014	11.394765	11.569351	1.53%	2,837
2013	10.500768	11.394765	8.51%	2,870
2012	9.782581	10.500768	7.34%	2,903
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.663940	13.896236	9.73%	517
2018	15.400157	12.663940	-17.77%	1,105
2017	12.863370	15.400157	19.72%	1,092
2016	13.040158	12.863370	-1.36%	1,458
2015	13.910722	13.040158	-6.26%	3,035
2014	15.525035	13.910722	-10.40%	2,913
2013	13.251925	15.525035	17.15%	2,946
2012	11.362488	13.251925	16.63%	1,906
2011	13.300288	11.362488	-14.57%	1,066
2010	12.820489	13.300288	3.74%	383
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.125444	11.796823	6.03%	0
2018	11.485440	11.125444	-3.13%	0
2017	11.300759	11.485440	1.63%	0
2016	11.031618	11.300759	2.44%	0
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	0
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.769271	12.582396	6.91%	0
2018	12.244486	11.769271	-3.88%	0
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.706487	13.676947	16.83%	0
2018	13.363404	11.706487	-12.40%	0
2017	11.619793	13.363404	15.01%	0
2016	10.693111	11.619793	8.67%	0
2015	11.319301	10.693111	-5.53%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.158858	12.791920	14.63%	0
2018	12.411108	11.158858	-10.09%	0
2017	11.175996	12.411108	11.05%	0
2016	10.532293	11.175996	6.11%	0
2015	10.990450	10.532293	-4.17%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.693909	30.745344	19.66%	0
2018	31.991499	25.693909	-19.69%	0
2017	23.220212	31.991499	37.77%	0
2016	22.145520	23.220212	4.85%	0
2015	27.101581	22.145520	-18.29%	0
2014	29.471290	27.101581	-8.04%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.721885	11.115051	3.67%	0
2018	10.997950	10.721885	-2.51%	0
2017	11.043212	10.997950	-0.41%	0
2016	11.236461	11.043212	-1.72%	0
2015	11.531230	11.236461	-2.56%	0
2014	11.304328	11.531230	2.01%	0
2013	12.078110	11.304328	-6.41%	0
2012	12.014948	12.078110	0.53%	0
2011	11.482739	12.014948	4.63%	0
2010	11.233920	11.482739	2.21%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.985889	7.929009	-0.71%	19
2018	8.075265	7.985889	-1.11%	20
2017	8.242777	8.075265	-2.03%	30
2016	8.448581	8.242777	-2.44%	141
2015	8.660763	8.448581	-2.45%	1,336
2014	8.878284	8.660763	-2.45%	2,770
2013	9.101263	8.878284	-2.45%	2,747
2012	9.330477	9.101263	-2.46%	3,406
2011	9.564155	9.330477	-2.44%	2,406
2010	9.804346	9.564155	-2.45%	877
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.892097	9.154862	16.00%	0
2018	9.497359	7.892097	-16.90%	0
2017	7.660928	9.497359	23.97%	0
2016	7.803352	7.660928	-1.83%	0
2015	8.265612	7.803352	-5.59%	0
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.529671	10.084888	18.23%	0
2018	10.183842	8.529671	-16.24%	0
2017	8.387494	10.183842	21.42%	0
2016	8.552831	8.387494	-1.93%	0
2015	8.891202	8.552831	-3.81%	0
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	2,876
2011	8.395416	7.137613	-14.98%	2,792
2010	8.013249	8.395416	4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.931589	27.678666	20.70%	0
2018	25.795076	22.931589	-11.10%	0
2017	22.326274	25.795076	15.54%	0
2016	20.906039	22.326274	6.79%	0
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0
2013	17.028058	21.137153	24.13%	0
2012	15.061426	17.028058	13.06%	0
2011	16.070800	15.061426	-6.28%	0
2010	14.371664	16.070800	11.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.773414	16.622414	12.52%	8,304
2018	15.918548	14.773414	-7.19%	8,567
2017	14.682845	15.918548	8.42%	8,754
2016	14.158225	14.682845	3.71%	0
2015	14.539078	14.158225	-2.62%	0
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.306928	20.249512	17.00%	2,658
2018	18.971726	17.306928	-8.78%	2,701
2017	16.938406	18.971726	12.00%	2,742
2016	16.115373	16.938406	5.11%	2,782
2015	16.608483	16.115373	-2.97%	2,822
2014	16.182203	16.608483	2.63%	2,857
2013	13.882209	16.182203	16.57%	2,890
2012	12.678546	13.882209	9.49%	2,924
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.336577	13.181582	6.85%	0
2018	12.880433	12.336577	-4.22%	0
2017	12.493064	12.880433	3.10%	0
2016	12.282269	12.493064	1.72%	0
2015	12.557503	12.282269	-2.19%	0
2014	12.390833	12.557503	1.35%	0
2013	12.116591	12.390833	2.26%	0
2012	11.810399	12.116591	2.59%	0
2011	11.761574	11.810399	0.42%	0
2010	11.385965	11.761574	3.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.537230	11.615201	10.23%	0
2018	11.447395	10.537230	-7.95%	0
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.818210	12.162371	12.42%	0
2018	11.806272	10.818210	-8.37%	0
2017	10.346753	11.806272	14.11%	0
2016	9.916581	10.346753	4.34%	0
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.799598	20.444738	14.86%	1,863
2018	19.348207	17.799598	-8.00%	1,894
2017	17.562411	19.348207	10.17%	1,922
2016	16.802074	17.562411	4.53%	1,951
2015	17.281934	16.802074	-2.78%	1,978
2014	16.843303	17.281934	2.60%	2,003
2013	14.804597	16.843303	13.77%	2,026
2012	13.696431	14.804597	8.09%	2,050
2011	14.045357	13.696431	-2.48%	0
2010	12.981180	14.045357	8.20%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.810052	24.731444	18.84%	0
2018	23.122377	20.810052	-10.00%	0
2017	20.313302	23.122377	13.83%	0
2016	19.194070	20.313302	5.83%	0
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	0
2013	16.216236	19.359015	19.38%	0
2012	14.613576	16.216236	10.97%	0
2011	15.305353	14.613576	-4.52%	0
2010	13.904885	15.305353	10.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.076962	16.690664	10.70%	0
2018	16.057015	15.076962	-6.10%	0
2017	15.070888	16.057015	6.54%	0
2016	14.614842	15.070888	3.12%	0
2015	14.986498	14.614842	-2.48%	0
2014	14.667717	14.986498	2.17%	0
2013	13.607902	14.667717	7.79%	0
2012	12.912340	13.607902	5.39%	0
2011	12.968407	12.912340	-0.43%	0
2010	12.250643	12.968407	5.86%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.391876	3.92%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.690351	6.90%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.003584	20.329155	27.03%	418
2018	16.976708	16.003584	-5.73%	1,026
2017	13.398351	16.976708	26.71%	1,223
2016	13.465922	13.398351	-0.50%	1,369
2015	13.385223	13.465922	0.60%	1,402
2014	12.457182	13.385223	7.45%	1,466
2013	9.500417	12.457182	31.12%	1,587
2012	8.386027	9.500417	13.29%	0
2011	8.883372	8.386027	-5.60%	0
2010	7.893914	8.883372	12.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.633143	12.340361	16.06%	0
2018	11.453864	10.633143	-7.17%	0
2017	9.987522	11.453864	14.68%	0
2016	9.431481	9.987522	5.90%	0
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.933144	14.199795	18.99%	0
2018	12.557939	11.933144	-4.98%	0
2017	10.577392	12.557939	18.72%	0
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.770427	34.524384	33.97%	0
2018	26.834890	25.770427	-3.97%	0
2017	21.647082	26.834890	23.97%	0
2016	21.475291	21.647082	0.80%	0
2015	21.001836	21.475291	2.25%	0
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	0
2010	12.824034	13.575509	5.86%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.552319	26.634268	23.58%	384
2018	24.408397	21.552319	-11.70%	935
2017	23.072730	24.408397	5.79%	987
2016	19.673937	23.072730	17.28%	1,032
2015	21.105626	19.673937	-6.78%	2,363
2014	19.155436	21.105626	10.18%	2,282
2013	14.912983	19.155436	28.45%	2,465
2012	13.358640	14.912983	11.64%	2,275
2011	13.627181	13.358640	-1.97%	1,567
2010	12.345554	13.627181	10.38%	963
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.013079	40.465206	22.57%	0
2018	38.195512	33.013079	-13.57%	0
2017	33.815950	38.195512	12.95%	0
2016	28.816078	33.815950	17.35%	0
2015	30.307927	28.816078	-4.92%	459
2014	28.394294	30.307927	6.74%	474
2013	21.877072	28.394294	29.79%	490
2012	19.091840	21.877072	14.59%	935
2011	20.081365	19.091840	-4.93%	495
2010	16.311332	20.081365	23.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.560043	14.244244	13.41%	463
2018	15.577984	12.560043	-19.37%	1,066
2017	13.031356	15.577984	19.54%	1,042
2016	12.723919	13.031356	2.42%	1,184
2015	13.780267	12.723919	-7.67%	1,147
2014	15.640019	13.780267	-11.89%	1,191

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.005610	15.871278	22.03%	665
2018	15.117070	13.005610	-13.97%	1,569
2017	13.549599	15.117070	11.57%	1,681
2016	11.968511	13.549599	13.21%	2,099
2015	12.705809	11.968511	-5.80%	4,083
2014	11.814708	12.705809	7.54%	4,315
2013	8.969491	11.814708	31.72%	4,962
2012	7.819674	8.969491	14.70%	7,047
2011	8.535760	7.819674	-8.39%	6,415
2010	7.760798	8.535760	9.99%	1,490
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.491681	19.923982	20.81%	407
2018	19.469720	16.491681	-15.30%	1,003
2017	17.531085	19.469720	11.06%	1,040
2016	15.281478	17.531085	14.72%	1,110
2015	16.130810	15.281478	-5.27%	1,507
2014	14.130800	16.130810	14.15%	1,582
2013	10.676407	14.130800	32.36%	1,674
2012	9.407443	10.676407	13.49%	684
2011	9.872439	9.407443	-4.71%	728
2010	8.459404	9.872439	16.70%	794
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.620741	29.873146	32.06%	0
2018	25.268526	22.620741	-10.48%	0
2017	20.779661	25.268526	21.60%	0
2016	19.711684	20.779661	5.42%	0
2015	20.100361	19.711684	-1.93%	0
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	0
2012	12.971963	14.310125	10.32%	405
2011	13.412632	12.971963	-3.29%	455
2010	10.990144	13.412632	22.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	29.045771	33.630143	15.78%	296
2018	35.932702	29.045771	-19.17%	657
2017	33.867981	35.932702	6.10%	658
2016	27.637028	33.867981	22.55%	741
2015	30.232737	27.637028	-8.59%	798
2014	29.028207	30.232737	4.15%	822
2013	21.251152	29.028207	36.60%	803
2012	18.109016	21.251152	17.35%	480
2011	19.633679	18.109016	-7.77%	558
2010	15.913342	19.633679	23.38%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	28.623209	35.001274	22.28%	0
2018	33.667335	28.623209	-14.98%	0
2017	30.486414	33.667335	10.43%	0
2016	25.500924	30.486414	19.55%	0
2015	26.646467	25.500924	-4.30%	0
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	132
2011	19.182155	17.627098	-8.11%	146
2010	15.733331	19.182155	21.92%	288
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.495501	19.053073	22.96%	0
2018	16.878589	15.495501	-8.19%	0
2017	14.616977	16.878589	15.47%	0
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	0
2013	9.613812	12.994018	35.16%	0
2012	8.848570	9.613812	8.65%	0
2011	9.376582	8.848570	-5.63%	0
2010	7.778999	9.376582	20.54%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.221553	15.551935	27.25%	0
2018	13.060179	12.221553	-6.42%	0
2017	12.612378	13.060179	3.55%	0
2016	12.062398	12.612378	4.56%	0
2015	13.107320	12.062398	-7.97%	0
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	10
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.034766	19.189579	27.63%	0
2018	16.204277	15.034766	-7.22%	0
2017	13.701820	16.204277	18.26%	0
2016	12.608107	13.701820	8.67%	0
2015	12.804043	12.608107	-1.53%	0
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.239138	9.381164	1.54%	0
2018	9.395416	9.239138	-1.66%	0
2017	9.481006	9.395416	-0.90%	0
2016	9.482200	9.481006	-0.01%	0
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	805
2013	10.188609	9.949451	-2.35%	786
2012	10.089646	10.188609	0.98%	744
2011	10.209834	10.089646	-1.18%	722
2010	10.218966	10.209834	-0.09%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.405338	16.340971	21.90%	0
2018	15.502627	13.405338	-13.53%	0
2017	13.917205	15.502627	11.39%	0
2016	11.802431	13.917205	17.92%	0
2015	12.719885	11.802431	-7.21%	0
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.213627	20.308042	33.49%	0
2018	16.780775	15.213627	-9.34%	0
2017	13.488491	16.780775	24.41%	0
2016	13.036848	13.488491	3.46%	0
2015	13.410681	13.036848	-2.79%	302
2014	13.254513	13.410681	1.18%	331
2013	9.802758	13.254513	35.21%	283
2012	8.765824	9.802758	11.83%	609
2011	9.404150	8.765824	-6.79%	661
2010	7.622543	9.404150	23.37%	895
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.703094	8.802895	1.15%	41
2018	8.832710	8.703094	-1.47%	43
2017	8.973957	8.832710	-1.57%	64
2016	9.087912	8.973957	-1.25%	301
2015	9.299090	9.087912	-2.27%	409
2014	9.474844	9.299090	-1.85%	530
2013	9.653269	9.474844	-1.85%	756
2012	9.460660	9.653269	2.04%	602
2011	9.669694	9.460660	-2.16%	554
2010	9.414950	9.669694	2.71%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.041187	10.945517	9.01%	0
2018	10.887880	10.041187	-7.78%	0
2017	9.843573	10.887880	10.61%	0
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.397109	10.510058	11.84%	0
2018	10.122897	9.397109	-7.17%	0
2017	9.452012	10.122897	7.10%	0
2016	8.557969	9.452012	10.45%	0
2015	8.985441	8.557969	-4.76%	0
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.237163	10.677176	4.30%	0
2018	10.941392	10.237163	-6.44%	0
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	0
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.112555	10.251873	1.38%	2,379
2018	10.343422	10.112555	-2.23%	4,779
2017	10.471356	10.343422	-1.22%	4,636
2016	10.595351	10.471356	-1.17%	4,410
2015	10.838833	10.595351	-2.25%	6,395
2014	11.028531	10.838833	-1.72%	8,991
2013	11.331841	11.028531	-2.68%	8,675
2012	10.985525	11.331841	3.15%	5,886
2011	11.148319	10.985525	-1.46%	4,321
2010	10.864884	11.148319	2.61%	1,244
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.908938	9.926786	0.18%	0
2018	10.016241	9.908938	-1.07%	0
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.993109	10.552246	5.60%	2,971
2018	10.310955	9.993109	-3.08%	8,025
2017	10.083472	10.310955	2.26%	7,676
2016	10.075704	10.083472	0.08%	7,882
2015	10.294216	10.075704	-2.12%	10,683
2014	10.130569	10.294216	1.62%	11,260
2013	10.602684	10.130569	-4.45%	11,672
2012	9.926600	10.602684	6.81%	3,502
2011*	10.000000	9.926600	-0.73%	1,536
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.551269	17.765233	22.09%	0
2018	18.444499	14.551269	-21.11%	0
2017	14.936138	18.444499	23.49%	0
2016	15.695329	14.936138	-4.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.595764	39.645950	25.48%	0
2018	32.118709	31.595764	-1.63%	0
2017	25.861024	32.118709	24.20%	0
2016	29.690427	25.861024	-12.90%	0
2015	27.061434	29.690427	9.71%	0
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.896526	5.328077	8.81%	0
2018	7.013833	4.896526	-30.19%	0
2017	7.334061	7.013833	-4.37%	0
2016	5.241990	7.334061	39.91%	0
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	5.018654	5.476773	9.13%	0
2018	7.174237	5.018654	-30.05%	0
2017	7.480919	7.174237	-4.10%	0
2016	5.335903	7.480919	40.20%	0
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.710269	7.10%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.619186	31.196661	21.77%	0
2018	25.927098	25.619186	-1.19%	0
2017	21.115969	25.927098	22.78%	0
2016	20.088607	21.115969	5.11%	0
2015	21.204482	20.088607	-5.26%	0
2014	22.153176	21.204482	-4.28%	0
2013	15.116155	22.153176	46.55%	0
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	0
2010	12.481372	15.435678	23.67%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.869010	12.206156	12.30%	0
2018	12.039699	10.869010	-9.72%	0
2017	10.806018	12.039699	11.42%	0
2016	10.726908	10.806018	0.74%	0
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.593744	8.642561	13.81%	0
2018*	10.000000	7.593744	-24.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	31.001735	36.223998	16.85%	658
2018	37.563538	31.001735	-17.47%	2,095
2017	34.154602	37.563538	9.98%	5,585
2016	28.083164	34.154602	21.62%	5,333
2015	30.558179	28.083164	-8.10%	8,387
2014	28.782917	30.558179	6.17%	8,749
2013	21.459344	28.782917	34.13%	10,139
2012	18.588944	21.459344	15.44%	2,855
2011	20.874369	18.588944	-10.95%	3,430
2010	16.920857	20.874369	23.36%	1,449
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.079076	11.757741	6.13%	3,343
2018	11.700423	11.079076	-5.31%	3,554
2017	11.580532	11.700423	1.04%	4,452
2016	11.383298	11.580532	1.73%	4,024
2015	11.976833	11.383298	-4.96%	4,018
2014	11.897640	11.976833	0.67%	3,928
2013	13.340205	11.897640	-10.81%	4,629
2012	12.748550	13.340205	4.64%	4,022
2011	11.706243	12.748550	8.90%	3,732
2010	11.427508	11.706243	2.44%	1,109
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.154204	27.848844	25.70%	237
2018	26.123655	22.154204	-15.19%	263
2017	24.047497	26.123655	8.63%	191
2016	20.107002	24.047497	19.60%	203
2015	20.964339	20.107002	-4.09%	228
2014	18.507467	20.964339	13.28%	234
2013	14.620076	18.507467	26.59%	257
2012	12.908774	14.620076	13.26%	293
2011	13.358495	12.908774	-3.37%	327
2010	11.521407	13.358495	15.94%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.925349	11.109790	11.93%	0
2018	10.489503	9.925349	-5.38%	0
2017	10.051714	10.489503	4.36%	0
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.435850	10.036342	6.36%	8,843
2018	9.754501	9.435850	-3.27%	0
2017	9.698096	9.754501	0.58%	0
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.218373	13.934498	24.21%	0
2018	12.435941	11.218373	-9.79%	0
2017	10.953979	12.435941	13.53%	0
2016	9.684506	10.953979	13.11%	0
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.897636	15.947964	14.75%	0
2018	15.433077	13.897636	-9.95%	0
2017	13.926596	15.433077	10.82%	0
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	3,514
2013	12.883684	14.365164	11.50%	3,514
2012	12.023275	12.883684	7.16%	3,514
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	344
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.606671	12.388453	16.80%	0
2018	12.911154	10.606671	-17.85%	0
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	34.181034	40.708495	19.10%	44
2018	38.540075	34.181034	-11.31%	40
2017	35.181853	38.540075	9.55%	140
2016	28.712668	35.181853	22.53%	446
2015	30.166844	28.712668	-4.82%	462
2014	29.448071	30.166844	2.44%	438
2013	21.474692	29.448071	37.13%	433
2012	19.040545	21.474692	12.78%	467
2011	19.428449	19.040545	-2.00%	7,123
2010	15.844234	19.428449	22.62%	77

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.554283	32.468358	27.06%	0
2018	27.565085	25.554283	-7.29%	0
2017	23.334301	27.565085	18.13%	0
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	6,893
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
2010	12.421688	13.864896	11.62%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	21.981584	29.040264	32.11%	0
2018	24.285134	21.981584	-9.49%	0
2017	19.619419	24.285134	23.78%	0
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	29,782
2010	12.505268	14.020079	12.11%	1,227
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.467553	10.750584	13.55%	0
2018	10.121425	9.467553	-6.46%	0
2017*	10.000000	10.121425	1.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.815301	15.950343	24.46%	0
2018	15.835996	12.815301	-19.07%	0
2017	14.539574	15.835996	8.92%	0
2016	11.380989	14.539574	27.75%	0
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.839925	10.267801	4.35%	0
2018	10.107526	9.839925	-2.65%	0
2017	10.026128	10.107526	0.81%	0
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.174954	10.292237	25.90%	0
2018*	10.000000	8.174954	-18.25%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.937833	15.721684	12.80%	5,596
2018	14.941397	13.937833	-6.72%	9,346
2017	13.591851	14.941397	9.93%	9,729
2016	13.253330	13.591851	2.55%	10,735
2015	13.672677	13.253330	-3.07%	10,919
2014	13.463495	13.672677	1.55%	11,077
2013	12.205107	13.463495	10.31%	11,227
2012	11.225020	12.205107	8.73%	11,376
2011	11.567530	11.225020	-2.96%	7,080
2010	10.546844	11.567530	9.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.702477	17.175815	16.82%	6,472
2018	16.065929	14.702477	-8.49%	10,158
2017	14.179379	16.065929	13.30%	10,485
2016	13.751411	14.179379	3.11%	13,274
2015	14.176352	13.751411	-3.00%	15,237
2014	13.908193	14.176352	1.93%	15,394
2013	12.342309	13.908193	12.69%	15,544
2012	11.201851	12.342309	10.18%	24,352
2011	11.638850	11.201851	-3.75%	10,978
2010	10.446336	11.638850	11.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.665312	18.946876	20.95%	0
2018	17.486100	15.665312	-10.41%	0
2017	14.865833	17.486100	17.63%	0
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
2010	10.204831	11.525093	12.94%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.902950	13.187215	20.95%	0
2018	11.709944	10.902950	-6.89%	0
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	29.041606	37.152364	27.93%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.757681	11.513347	7.02%	0
2018	14.675893	10.757681	-26.70%	0
2017	15.488696	14.675893	-5.25%	0
2016	11.904275	15.488696	30.11%	0
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.291453	26.372962	23.87%	196
2018	23.891671	21.291453	-10.88%	204
2017	21.761985	23.891671	9.79%	207
2016	18.970272	21.761985	14.72%	212
2015	20.328358	18.970272	-6.68%	228
2014	19.229704	20.328358	5.71%	157
2013	15.436922	19.229704	24.57%	167
2012	13.533599	15.436922	14.06%	175
2011	13.796680	13.533599	-1.91%	443
2010	12.319644	13.796680	11.99%	253
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.229498	14.191211	26.37%	0
2018	12.691798	11.229498	-11.52%	0
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.457818	37.154751	30.56%	911
2018	29.333682	28.457818	-2.99%	1,637
2017	22.325583	29.333682	31.39%	1,794
2016	22.782894	22.325583	-2.01%	1,949
2015	21.869122	22.782894	4.18%	20,638
2014	20.215082	21.869122	8.18%	16,109
2013	15.252692	20.215082	32.53%	18,444
2012	13.682083	15.252692	11.48%	15,486
2011	14.043914	13.682083	-2.58%	5,645
2010	11.634753	14.043914	20.71%	18,378

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.943365	12.733391	6.61%	890
2018	12.354877	11.943365	-3.33%	976
2017	12.190613	12.354877	1.35%	2,849
2016	11.972600	12.190613	1.82%	2,619
2015	12.391204	11.972600	-3.38%	2,608
2014	12.039095	12.391204	2.92%	5,036
2013	12.615011	12.039095	-4.57%	5,009
2012	12.258973	12.615011	2.90%	4,708
2011	11.752048	12.258973	4.31%	24,747
2010	11.213147	11.752048	4.81%	8,786
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	33.203989	39.855301	20.03%	447
2018	39.985118	33.203989	-16.96%	405
2017	34.037746	39.985118	17.47%	423
2016	31.205243	34.037746	9.08%	453
2015	32.552123	31.205243	-4.14%	459
2014	31.503792	32.552123	3.33%	466
2013	23.793129	31.503792	32.41%	479
2012	21.313396	23.793129	11.63%	534
2011	24.532712	21.313396	-13.12%	2,017
2010	19.579731	24.532712	25.30%	5,439
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	18.904088	23.488365	24.25%	412
2018	22.841045	18.904088	-17.24%	402
2017	18.029926	22.841045	26.68%	406
2016	19.529322	18.029926	-7.68%	757
2015	19.400905	19.529322	0.66%	752
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.688181	12.805980	19.81%	0
2018	11.726504	10.688181	-8.85%	0
2017	11.595130	11.726504	1.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.264936	13.157821	16.80%	0
2018	12.796138	11.264936	-11.97%	0
2017	11.725407	12.796138	9.13%	8,476
2016	10.630221	11.725407	10.30%	8,476
2015	11.631141	10.630221	-8.61%	8,476
2014	11.605011	11.631141	0.23%	8,476
2013	9.621442	11.605011	20.62%	8,476
2012	8.561124	9.621442	12.39%	8,476
2011	8.922286	8.561124	-4.05%	8,476
2010	8.304096	8.922286	7.44%	8,476

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.788455	15.594715	13.10%	16,994
2018	14.787805	13.788455	-6.76%	19,018
2017	13.835285	14.787805	6.88%	26,256
2016	12.450280	13.835285	11.12%	30,590
2015	13.745833	12.450280	-9.43%	12,860
2014	13.483172	13.745833	1.95%	29,082
2013	12.143009	13.483172	11.04%	34,547
2012	11.061898	12.143009	9.77%	23,635
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	1,208
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	29.962697	36.892059	23.13%	0
2018	35.296632	29.962697	-15.11%	0
2017	32.731071	35.296632	7.84%	0
2016	25.797235	32.731071	26.88%	4,473
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	325
2010	16.248200	20.303088	24.96%	303
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.329520	11.518838	23.47%	0
2018	11.371348	9.329520	-17.96%	0
2017	8.309852	11.371348	36.84%	0
2016	7.260269	8.309852	14.46%	0
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	17.137890	18.793374	9.66%	0
2018	20.801278	17.137890	-17.61%	0
2017	18.290622	20.801278	13.73%	0
2016	17.511427	18.290622	4.45%	0
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.858343	8.806212	-0.59%	0
2018	8.918638	8.858343	-0.68%	0
2017	8.978461	8.918638	-0.67%	0
2016	8.949755	8.978461	0.32%	0
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.896924	11.886622	9.08%	0
2018	11.690605	10.896924	-6.79%	0
2017	10.605088	11.690605	10.24%	0
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.325956	9.889910	6.05%	0
2018*	10.000000	9.325956	-6.74%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.013694	9.224216	2.34%	0
2018	9.745420	9.013694	-7.51%	0
2017	9.645279	9.745420	1.04%	0
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.424219	15.138809	21.85%	6,273
2018	14.424490	12.424219	-13.87%	0
2017	12.909171	14.424490	11.74%	0
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	28.970580	37.112095	28.10%	2,722
2018	34.331610	28.970580	-15.62%	4,741
2017	25.841324	34.331610	32.86%	5,717
2016	26.557404	25.841324	-2.70%	1,694
2015	26.287048	26.557404	1.03%	1,552
2014	26.431530	26.287048	-0.55%	1,771
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II - Q/NQ
2019	9.290422	10.013799	7.79%	0
2018	9.988314	9.290422	-6.99%	0
2017	9.665473	9.988314	3.34%	0
2016	9.332961	9.665473	3.56%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.242273	10.277278	24.69%	0
2018	10.515258	8.242273	-21.62%	0
2017	8.532968	10.515258	23.23%	0
2016	9.000015	8.532968	-5.19%	0
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	22.963563	29.480387	28.38%	1,724
2018	25.644598	22.963563	-10.45%	3,800
2017	22.560441	25.644598	13.67%	4,438
2016	20.799097	22.560441	8.47%	4,534
2015	20.700239	20.799097	0.48%	4,754
2014	19.240734	20.700239	7.59%	4,955
2013	15.021393	19.240734	28.09%	5,367
2012	13.219623	15.021393	13.63%	5,632
2011	13.607633	13.219623	-2.85%	6,085
2010	12.055541	13.607633	12.87%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	31.863862	39.166291	22.92%	303
2018	36.555250	31.863862	-12.83%	1,749
2017	32.928435	36.555250	11.01%	1,623
2016	28.713249	32.928435	14.68%	1,532
2015	31.376782	28.713249	-8.49%	1,650
2014	28.836962	31.376782	8.81%	1,644
2013	21.042720	28.836962	37.04%	9,450
2012	18.351799	21.042720	14.66%	7,008
2011	19.290778	18.351799	-4.87%	1,955
2010	16.086219	19.290778	19.92%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.263135	15.739794	18.67%	0
2018	14.395202	13.263135	-7.86%	7,013
2017	12.488649	14.395202	15.27%	7,341
2016	13.152349	12.488649	-5.05%	7,018
2015	14.725730	13.152349	-10.68%	6,208
2014	15.951061	14.725730	-7.68%	7,222
2013	13.080810	15.951061	21.94%	6,643
2012	11.263878	13.080810	16.13%	6,519
2011	12.455671	11.263878	-9.57%	5,313
2010	11.761044	12.455671	5.91%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.731030	12.711487	8.36%	0
2018	12.299843	11.731030	-4.62%	0
2017	11.830637	12.299843	3.97%	0
2016	10.448052	11.830637	13.23%	0
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	6
2013	10.723743	11.547573	7.68%	18,158
2012*	10.000000	10.723743	7.24%	33,573
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.195047	20.425818	34.42%	0
2018	15.604102	15.195047	-2.62%	0
2017	12.617458	15.604102	23.67%	0
2016	12.200580	12.617458	3.42%	0
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.364757	9.972656	6.49%	0
2018	9.736429	9.364757	-3.82%	0
2017	9.666392	9.736429	0.72%	0
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	35.475349	47.310983	33.36%	183
2018	35.793847	35.475349	-0.89%	193
2017	28.252628	35.793847	26.69%	225
2016	28.437489	28.252628	-0.65%	248
2015	26.069556	28.437489	9.08%	251
2014	24.663271	26.069556	5.70%	284
2013	19.336156	24.663271	27.55%	294
2012	16.020816	19.336156	20.69%	309
2011	17.665535	16.020816	-9.31%	354
2010	17.024431	17.665535	3.77%	1,102
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.813724	30.785300	41.13%	1,801
2018	22.186202	21.813724	-1.68%	4,204
2017	15.709029	22.186202	41.23%	5,149
2016	14.157758	15.709029	10.96%	5,820
2015	13.883259	14.157758	1.98%	2,901
2014	13.028629	13.883259	6.56%	3,155
2013	9.874613	13.028629	31.94%	3,315
2012*	10.000000	9.874613	-1.25%	3,483

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.113061	27.304373	23.48%	0
2018	26.743389	22.113061	-17.31%	0
2017	20.978435	26.743389	27.48%	0
2016	23.073675	20.978435	-9.08%	0
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.221474	9.465323	15.13%	0
2018	10.360606	8.221474	-20.65%	0
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	8
2014	9.759303	9.069337	-7.07%	18,462
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.654711	10.199785	5.65%	0
2018	10.011530	9.654711	-3.56%	0
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.998519	20.649019	37.67%	3,734
2018	15.662335	14.998519	-4.24%	2,813
2017	12.721108	15.662335	23.12%	3,758
2016	11.997419	12.721108	6.03%	4,145
2015	12.581382	11.997419	-4.64%	6,813
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.161819	33.017270	26.20%	409
2018	29.952720	26.161819	-12.66%	426
2017	26.190386	29.952720	14.37%	424
2016	23.619868	26.190386	10.88%	445
2015	24.466486	23.619868	-3.46%	5,591
2014	22.782329	24.466486	7.39%	470
2013	17.241002	22.782329	32.14%	503
2012	15.268221	17.241002	12.92%	544
2011	15.740351	15.268221	-3.00%	599
2010	14.522997	15.740351	8.38%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.765856	7.66%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.106632	19.722513	22.45%	1,120
2018	18.311334	16.106632	-12.04%	634
2017	14.815493	18.311334	23.60%	641
2016	14.639677	14.815493	1.20%	643
2015	14.129694	14.639677	3.61%	715
2014	14.337034	14.129694	-1.45%	19,765
2013	11.526613	14.337034	24.38%	23,664
2012	10.203372	11.526613	12.97%	754
2011	10.659314	10.203372	-4.28%	6,427
2010*	10.000000	10.659314	6.59%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.995588	11.209154	24.61%	0
2018	10.023123	8.995588	-10.25%	0
2017	9.138275	10.023123	9.68%	0
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.167599	19.536806	20.84%	0
2018	17.877041	16.167599	-9.56%	2,878
2017	15.608889	17.877041	14.53%	2,949
2016	14.428448	15.608889	8.18%	2,794
2015	15.949212	14.428448	-9.54%	2,835
2014	16.711594	15.949212	-4.56%	2,750
2013	12.999241	16.711594	28.56%	2,575
2012	10.878675	12.999241	19.49%	2,648
2011	11.265383	10.878675	-3.43%	2,744
2010*	10.000000	11.265383	12.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.358063	16.899882	17.70%	166,206
2018	15.508121	14.358063	-7.42%	178,334
2017	13.742313	15.508121	12.85%	187,851
2016	12.936619	13.742313	6.23%	187,383
2015	13.145771	12.936619	-1.59%	195,415
2014	12.848561	13.145771	2.31%	209,616
2013	10.694457	12.848561	20.14%	218,239
2012	9.484316	10.694457	12.76%	215,588
2011	9.642376	9.484316	-1.64%	124,644
2010	8.833028	9.642376	9.16%	90,277

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.948833	10.566104	6.20%	27,215
2018	10.321399	9.948833	-3.61%	20,470
2017	10.261170	10.321399	0.59%	21,389
2016	10.257067	10.261170	0.04%	19,897
2015	10.549847	10.257067	-2.78%	20,130
2014	10.312484	10.549847	2.30%	19,738
2013	10.861918	10.312484	-5.06%	23,741
2012	10.619417	10.861918	2.28%	18,806
2011	10.306571	10.619417	3.04%	17,997
2010	9.978477	10.306571	3.29%	5,612
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.877800	20.854358	31.34%	7,309
2018	17.991002	15.877800	-11.75%	1,189
2017	14.095292	17.991002	27.64%	403
2016	14.436052	14.095292	-2.36%	431
2015	13.904076	14.436052	3.83%	20,661
2014	14.010754	13.904076	-0.76%	393
2013	11.176181	14.010754	25.36%	401
2012	9.394355	11.176181	18.97%	438
2011	10.629301	9.394355	-11.62%	1,272
2010	9.799774	10.629301	8.46%	745
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.670266	22.434941	26.96%	10,958
2018	18.255174	17.670266	-3.20%	2,206
2017	14.657029	18.255174	24.55%	1,459
2016	13.789587	14.657029	6.29%	1,598
2015	13.295893	13.789587	3.71%	1,703
2014	12.625352	13.295893	5.31%	1,606
2013	9.995760	12.625352	26.31%	1,687
2012	8.737424	9.995760	14.40%	1,815
2011	9.406610	8.737424	-7.11%	2,839
2010	8.166735	9.406610	15.18%	5,091
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.767337	18.084507	22.46%	21,289
2018	15.494573	14.767337	-4.69%	10,944
2017	13.039542	15.494573	18.83%	15,228
2016	12.044352	13.039542	8.26%	17,171
2015	12.226688	12.044352	-1.49%	17,839
2014	11.382472	12.226688	7.42%	18,561
2013	8.784156	11.382472	29.58%	23,947
2012	7.700587	8.784156	14.07%	24,359
2011	8.082379	7.700587	-4.72%	25,780
2010	7.473482	8.082379	8.15%	8,350

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.302099	14.151481	6.39%	686
2018	13.979972	13.302099	-4.85%	731
2017	13.490590	13.979972	3.63%	678
2016	12.740906	13.490590	5.88%	629
2015	13.463479	12.740906	-5.37%	650
2014	13.299277	13.463479	1.23%	649
2013	13.802520	13.299277	-3.65%	652
2012	12.618776	13.802520	9.38%	577
2011	12.267503	12.618776	2.86%	546
2010	11.383200	12.267503	7.77%	211
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.714918	29.351463	23.77%	907
2018	26.301238	23.714918	-9.83%	919
2017	22.931176	26.301238	14.70%	958
2016	20.012585	22.931176	14.58%	1,059
2015	21.967720	20.012585	-8.90%	1,101
2014	20.695251	21.967720	6.15%	930
2013	15.695825	20.695251	31.85%	1,026
2012	13.630653	15.695825	15.15%	1,135
2011	14.352557	13.630653	-5.03%	1,508
2010	12.757362	14.352557	12.50%	4,325
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.528197	10.672958	12.01%	0
2018	10.684043	9.528197	-10.82%	0
2017	9.256427	10.684043	15.42%	0
2016	9.223586	9.256427	0.36%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.009062	10.396221	3.87%	0
2018*	10.000000	10.009062	0.09%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.451471	20.631583	11.82%	0
2018	19.522506	18.451471	-5.49%	0
2017	18.763999	19.522506	4.04%	0
2016	16.865947	18.763999	11.25%	721
2015	17.770721	16.865947	-5.09%	721
2014	17.782223	17.770721	-0.06%	2,465

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.495430	18.093306	24.82%	1,573
2018	15.661239	14.495430	-7.44%	4,806
2017	12.880503	15.661239	21.59%	5,509
2016	11.640080	12.880503	10.66%	5,834
2015	12.088895	11.640080	-3.71%	6,125
2014	11.641640	12.088895	3.84%	6,222
2013	8.322867	11.641640	39.88%	6,495
2012	7.310415	8.322867	13.85%	7,474
2011	8.491116	7.310415	-13.91%	7,789
2010	7.551323	8.491116	12.45%	205
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.101980	11.782630	29.45%	0
2018	11.210407	9.101980	-18.81%	5,124
2017	9.162929	11.210407	22.35%	4,736
2016	9.640328	9.162929	-4.95%	4,832
2015	9.957829	9.640328	-3.19%	4,283
2014	10.358492	9.957829	-3.87%	4,425
2013	8.779059	10.358492	17.99%	4,170
2012	7.798884	8.779059	12.57%	3,892
2011	8.854791	7.798884	-11.92%	3,865
2010	7.984057	8.854791	10.91%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.592224	29.663124	25.73%	0
2018	24.280530	23.592224	-2.83%	0
2017	20.719226	24.280530	17.19%	261
2016	19.125757	20.719226	8.33%	285
2015	19.497213	19.125757	-1.91%	302
2014	17.893068	19.497213	8.97%	306
2013	14.038553	17.893068	27.46%	335
2012	12.654456	14.038553	10.94%	373
2011	12.935991	12.654456	-2.18%	416
2010	11.723931	12.935991	10.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.109939	14.628774	20.80%	0
2018	13.925070	12.109939	-13.03%	0
2017	11.926923	13.925070	16.75%	0
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.595667	13.128269	13.22%	0
2018	12.692033	11.595667	-8.64%	0
2017	11.622467	12.692033	9.20%	0
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	8,420
2014	11.469003	11.656842	1.64%	8,522
2013	10.264545	11.469003	11.73%	8,614
2012	9.484681	10.264545	8.22%	8,702
2011	9.865025	9.484681	-3.86%	618
2010	9.168916	9.865025	7.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.066030	14.138340	17.17%	84,448
2018	13.483910	12.066030	-10.52%	89,142
2017	11.947312	13.483910	12.86%	95,601
2016	11.422711	11.947312	4.59%	103,647
2015	11.879499	11.422711	-3.85%	101,864
2014	11.643410	11.879499	2.03%	104,326
2013	9.854361	11.643410	18.15%	105,598
2012	8.898775	9.854361	10.74%	107,585
2011	9.457221	8.898775	-5.90%	107,969
2010	8.634762	9.457221	9.52%	21,313
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.661228	11.498002	7.85%	27,324
2018	11.234458	10.661228	-5.10%	27,798
2017	10.838423	11.234458	3.65%	28,268
2016	10.630838	10.838423	1.95%	28,701
2015	10.989682	10.630838	-3.27%	6,877
2014	10.913127	10.989682	0.70%	6,987
2013	10.672242	10.913127	2.26%	7,093
2012	10.188217	10.672242	4.75%	17,862
2011	10.308704	10.188217	-1.17%	7,299
2010	9.904798	10.308704	4.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.400154	11.538950	10.95%	0
2018	11.478837	10.400154	-9.40%	0
2017	10.262883	11.478837	11.85%	0
2016	9.976321	10.262883	2.87%	0
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.673032	12.004222	12.47%	6,099
2018	11.787722	10.673032	-9.46%	6,199
2017	10.268357	11.787722	14.80%	6,294
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.880088	13.677812	15.13%	8,376
2018	13.122733	11.880088	-9.47%	8,505
2017	11.814656	13.122733	11.07%	16,441
2016	11.357533	11.814656	4.02%	10,943
2015	11.780332	11.357533	-3.59%	13,694
2014	11.560275	11.780332	1.90%	13,770
2013	10.069798	11.560275	14.80%	13,840
2012	9.196320	10.069798	9.50%	19,213
2011	9.661834	9.196320	-4.82%	22,101
2010	8.902263	9.661834	8.53%	10,632
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.064597	14.370697	19.11%	0
2018	13.682485	12.064597	-11.82%	0
2017	11.890804	13.682485	15.07%	0
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
2010	8.358577	9.229854	10.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.372579	12.667601	11.39%	0
2018	12.255655	11.372579	-7.21%	0
2017	11.444083	12.255655	7.09%	0
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	2,052
2013	10.450646	11.328751	8.40%	4,635
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
2010	9.437218	10.027472	6.25%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.538971	13.744996	9.62%	1,901
2018	15.263937	12.538971	-17.85%	1,698
2017	12.762624	15.263937	19.60%	1,638
2016	12.951272	12.762624	-1.46%	1,775
2015	13.830092	12.951272	-6.35%	1,703
2014	15.450904	13.830092	-10.49%	1,407
2013	13.202184	15.450904	17.03%	1,345
2012	11.331470	13.202184	16.51%	1,465
2011	13.277584	11.331470	-14.66%	2,450
2010	12.811727	13.277584	3.64%	908
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.004394	11.656513	5.93%	266
2018	11.372198	11.004394	-3.23%	292
2017	11.200787	11.372198	1.53%	269
2016	10.945211	11.200787	2.34%	242
2015	11.331400	10.945211	-3.41%	243
2014	11.108157	11.331400	2.01%	249
2013	11.646760	11.108157	-4.62%	251
2012	11.120167	11.646760	4.74%	218
2011	10.740293	11.120167	3.54%	195
2010	10.321677	10.740293	4.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.641230	12.432749	6.80%	0
2018	12.123774	11.641230	-3.98%	0
2017	11.988523	12.123774	1.13%	0
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.638636	13.583737	16.71%	0
2018	13.299673	11.638636	-12.49%	0
2017	11.576207	13.299673	14.89%	0
2016	10.663899	11.576207	8.56%	0
2015	11.299958	10.663899	-5.63%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.094174	12.704736	14.52%	0
2018	12.351908	11.094174	-10.18%	0
2017	11.134066	12.351908	10.94%	0
2016	10.503513	11.134066	6.00%	0
2015	10.971671	10.503513	-4.27%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.278869	30.217704	19.54%	1,221
2018	31.507248	25.278869	-19.77%	4,291
2017	22.892092	31.507248	37.63%	4,045
2016	21.854914	22.892092	4.75%	4,719
2015	26.773426	21.854914	-18.37%	4,682
2014	29.144341	26.773426	-8.14%	4,309
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.548742	10.924353	3.56%	514
2018	10.831515	10.548742	-2.61%	559
2017	10.887230	10.831515	-0.51%	512
2016	11.089083	10.887230	-1.82%	447
2015	11.391655	11.089083	-2.66%	427
2014	11.178962	11.391655	1.90%	432
2013	11.956428	11.178962	-6.50%	421
2012	11.906138	11.956428	0.42%	356
2011	11.390386	11.906138	4.53%	305
2010	11.154997	11.390386	2.11%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.856603	7.792651	-0.81%	3,683
2018	7.952735	7.856603	-1.21%	3,733
2017	8.126009	7.952735	-2.13%	4,832
2016	8.337415	8.126009	-2.54%	4,407
2015	8.555579	8.337415	-2.55%	4,147
2014	8.779455	8.555579	-2.55%	4,125
2013	9.009187	8.779455	-2.55%	3,926
2012	9.245579	9.009187	-2.56%	3,528
2011	9.486829	9.245579	-2.54%	3,305
2010	9.735058	9.486829	-2.55%	2,395
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.806189	9.045922	15.88%	957
2018	9.403671	7.806189	-16.99%	902
2017	7.593107	9.403671	23.84%	1,380
2016	7.742192	7.593107	-1.93%	1,500
2015	8.209248	7.742192	-5.69%	1,469
2014	8.485170	8.209248	-3.25%	1,365
2013	7.406374	8.485170	14.57%	1,366
2012	6.596234	7.406374	12.28%	1,409
2011	7.520638	6.596234	-12.29%	1,442
2010	6.829224	7.520638	10.12%	2,979

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.419518	9.944448	18.11%	490
2018	10.062709	8.419518	-16.33%	482
2017	8.296208	10.062709	21.29%	466
2016	8.468400	8.296208	-2.03%	492
2015	8.812461	8.468400	-3.90%	485
2014	9.639599	8.812461	-8.58%	378
2013	8.174218	9.639599	17.93%	364
2012	7.096218	8.174218	15.19%	392
2011	8.355280	7.096218	-15.07%	385
2010	7.983117	8.355280	4.66%	164
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.561172	27.203658	20.58%	0
2018	25.404617	22.561172	-11.19%	71
2017	22.010817	25.404617	15.42%	167
2016	20.631727	22.010817	6.68%	270
2015	21.385114	20.631727	-3.52%	388
2014	20.902649	21.385114	2.31%	501
2013	16.856410	20.902649	24.00%	623
2012	14.924933	16.856410	12.94%	776
2011	15.941481	14.924933	-6.38%	1,826
2010	14.270643	15.941481	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.627643	16.441528	12.40%	16,723
2018	15.777749	14.627643	-7.29%	17,052
2017	14.567863	15.777749	8.31%	17,373
2016	14.061722	14.567863	3.60%	17,674
2015	14.454808	14.061722	-2.72%	17,980
2014	14.182742	14.454808	1.92%	21,812
2013	12.831316	14.182742	10.53%	22,115
2012	12.037977	12.831316	6.59%	22,300
2011	12.243948	12.037977	-1.68%	22,587
2010	11.441283	12.243948	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.136146	20.029143	16.88%	11,735
2018	18.803911	17.136146	-8.87%	11,925
2017	16.805757	18.803911	11.89%	17,859
2016	16.005533	16.805757	5.00%	18,903
2015	16.512212	16.005533	-3.07%	33,535
2014	16.104915	16.512212	2.53%	33,998
2013	13.830086	16.104915	16.45%	34,423
2012	12.643935	13.830086	9.38%	40,305
2011	13.096652	12.643935	-3.46%	43,043
2010	11.995956	13.096652	9.18%	32,444

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.137332	12.955404	6.74%	0
2018	12.685488	12.137332	-4.32%	0
2017	12.316570	12.685488	3.00%	0
2016	12.121144	12.316570	1.61%	0
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	758
2010	11.305970	11.666968	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.476182	11.536059	10.12%	0
2018	11.392814	10.476182	-8.05%	0
2017	10.251628	11.392814	11.13%	0
2016	9.951129	10.251628	3.02%	0
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.755491	12.079473	12.31%	0
2018	11.749945	10.755491	-8.46%	0
2017	10.307918	11.749945	13.99%	0
2016	9.889480	10.307918	4.23%	0
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.512185	20.094005	14.74%	8,793
2018	19.055448	17.512185	-8.10%	8,862
2017	17.314355	19.055448	10.06%	9,005
2016	16.581702	17.314355	4.42%	12,090
2015	17.072766	16.581702	-2.88%	14,089
2014	16.656509	17.072766	2.50%	14,262
2013	14.655419	16.656509	13.65%	14,418
2012	13.572366	14.655419	7.98%	14,508
2011	13.932384	13.572366	-2.58%	20,474
2010	12.889966	13.932384	8.09%	3,740

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.473955	24.307089	18.72%	21,044
2018	22.772424	20.473955	-10.09%	21,044
2017	20.026333	22.772424	13.71%	21,044
2016	18.942264	20.026333	5.72%	21,044
2015	19.580880	18.942264	-3.26%	22,730
2014	19.144282	19.580880	2.28%	22,730
2013	16.052812	19.144282	19.26%	22,730
2012	14.481183	16.052812	10.85%	24,693
2011	15.182222	14.481183	-4.62%	24,693
2010	13.807159	15.182222	9.96%	26,076
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.833471	16.404283	10.59%	13,346
2018	15.814004	14.833471	-6.20%	13,618
2017	14.857986	15.814004	6.43%	13,877
2016	14.423121	14.857986	3.02%	14,125
2015	14.805082	14.423121	-2.58%	14,367
2014	14.505035	14.805082	2.07%	14,596
2013	13.470774	14.505035	7.68%	14,806
2012	12.795373	13.470774	5.28%	14,659
2011	12.864085	12.795373	-0.53%	14,849
2010	12.164556	12.864085	5.75%	4,044
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.384758	3.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.683021	6.83%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.829473	20.087379	26.90%	338
2018	16.809340	15.829473	-5.83%	334
2017	13.279826	16.809340	26.58%	391
2016	13.360452	13.279826	-0.60%	421
2015	13.294008	13.360452	0.50%	426
2014	12.384991	13.294008	7.34%	374
2013	9.455041	12.384991	30.99%	406
2012	8.354559	9.455041	13.17%	426
2011	8.859090	8.354559	-5.70%	464
2010	7.880412	8.859090	12.42%	227
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.584536	12.271356	15.94%	0
2018	11.413278	10.584536	-7.26%	0
2017	9.962310	11.413278	14.56%	0
2016	9.417301	9.962310	5.79%	0
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.878613	14.120424	18.87%	0
2018	12.513458	11.878613	-5.07%	0
2017	10.550698	12.513458	18.60%	0
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.516251	34.148833	33.83%	0
2018	26.597647	25.516251	-4.07%	1,823
2017	21.477644	26.597647	23.84%	2,314
2016	21.328997	21.477644	0.70%	3,291
2015	20.880164	21.328997	2.15%	1,278
2014	19.736633	20.880164	5.79%	1,119
2013	14.860568	19.736633	32.81%	1,149
2012	12.877914	14.860568	15.40%	1,204
2011	13.552335	12.877914	-4.98%	556
2010	12.815268	13.552335	5.75%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.339706	26.344496	23.45%	991
2018	24.192566	21.339706	-11.79%	1,035
2017	22.892101	24.192566	5.68%	261
2016	19.539878	22.892101	17.16%	261
2015	20.983330	19.539878	-6.88%	266
2014	19.063981	20.983330	10.07%	9,782
2013	14.857003	19.063981	28.32%	11,761
2012	13.322188	14.857003	11.52%	219
2011	13.603911	13.322188	-2.07%	236
2010	12.337108	13.603911	10.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	32.479909	39.770879	22.45%	45
2018	37.617452	32.479909	-13.66%	44
2017	33.338231	37.617452	12.84%	47
2016	28.438030	33.338231	17.23%	50
2015	29.941009	28.438030	-5.02%	54
2014	28.079326	29.941009	6.63%	57
2013	21.656579	28.079326	29.66%	58
2012	18.918860	21.656579	14.47%	67
2011	19.919798	18.918860	-5.02%	10,023
2010	16.196685	19.919798	22.99%	74
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.359760	14.002739	13.29%	1,503
2018	15.345430	12.359760	-19.46%	1,476
2017	12.849949	15.345430	19.42%	914
2016	12.559637	12.849949	2.31%	1,015
2015	13.616307	12.559637	-7.76%	980
2014	15.469808	13.616307	-11.98%	884

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.864081	15.682470	21.91%	227
2018	14.968004	12.864081	-14.06%	224
2017	13.429722	14.968004	11.45%	234
2016	11.874759	13.429722	13.09%	247
2015	12.619213	11.874759	-5.90%	262
2014	11.746224	12.619213	7.43%	261
2013	8.926637	11.746224	31.59%	284
2012	7.790317	8.926637	14.59%	320
2011	8.512429	7.790317	-8.48%	360
2010	7.747515	8.512429	9.87%	336
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.312200	19.686942	20.69%	309
2018	19.277733	16.312200	-15.38%	3,154
2017	17.375973	19.277733	10.94%	3,049
2016	15.161768	17.375973	14.60%	2,820
2015	16.020867	15.161768	-5.36%	3,051
2014	14.048896	16.020867	14.04%	2,991
2013	10.625415	14.048896	32.22%	3,343
2012	9.372148	10.625415	13.37%	3,536
2011	9.845472	9.372148	-4.81%	3,529
2010	8.444937	9.845472	16.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.255389	29.360542	31.93%	73
2018	24.886092	22.255389	-10.57%	70
2017	20.486095	24.886092	21.48%	79
2016	19.453096	20.486095	5.31%	86
2015	19.857030	19.453096	-2.03%	88
2014	19.872287	19.857030	-0.08%	70
2013	14.165904	19.872287	40.28%	65
2012	12.854435	14.165904	10.20%	74
2011	13.304735	12.854435	-3.38%	83
2010	10.912901	13.304735	21.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	28.576720	33.053148	15.66%	94
2018	35.388948	28.576720	-19.25%	84
2017	33.389597	35.388948	5.99%	82
2016	27.274525	33.389597	22.42%	88
2015	29.866824	27.274525	-8.68%	93
2014	28.706308	29.866824	4.04%	70
2013	21.037040	28.706308	36.46%	68
2012	17.944994	21.037040	17.23%	79
2011	19.475784	17.944994	-7.86%	92
2010	15.801537	19.475784	23.25%	290

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	28.160899	34.400655	22.16%	0
2018	33.157766	28.160899	-15.07%	0
2017	30.055699	33.157766	10.32%	0
2016	25.166360	30.055699	19.43%	286
2015	26.323873	25.166360	-4.40%	286
2014	26.863444	26.323873	-2.01%	275
2013	19.612714	26.863444	36.97%	275
2012	17.467384	19.612714	12.28%	275
2011	19.027826	17.467384	-8.20%	936
2010	15.622746	19.027826	21.80%	4,199
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.326830	18.826366	22.83%	0
2018	16.712104	15.326830	-8.29%	0
2017	14.487598	16.712104	15.35%	0
2016	13.500832	14.487598	7.31%	0
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
2010	7.765678	9.350943	20.41%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.088530	15.366886	27.12%	0
2018	12.931366	12.088530	-6.52%	0
2017	12.500743	12.931366	3.44%	0
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.947649	19.058837	27.50%	39,067
2018	16.127017	14.947649	-7.31%	42,421
2017	13.650424	16.127017	18.14%	55,515
2016	12.573658	13.650424	8.56%	62,915
2015	12.782159	12.573658	-1.63%	34,296
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.138619	9.269587	1.43%	177
2018	9.302776	9.138619	-1.76%	187
2017	9.397131	9.302776	-1.00%	179
2016	9.407928	9.397131	-0.11%	163
2015	9.687166	9.407928	-2.88%	157
2014	9.891801	9.687166	-2.07%	162
2013	10.139962	9.891801	-2.45%	156
2012	10.051801	10.139962	0.88%	138
2011	10.181934	10.051801	-1.28%	120
2010	10.201506	10.181934	-0.19%	127
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.327657	16.229630	21.77%	0
2018	15.428709	13.327657	-13.62%	0
2017	13.865015	15.428709	11.28%	0
2016	11.770191	13.865015	17.80%	687
2015	12.698164	11.770191	-7.31%	687
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.048029	20.066407	33.35%	693
2018	16.615262	15.048029	-9.43%	713
2017	13.369108	16.615262	24.28%	813
2016	12.934688	13.369108	3.36%	883
2015	13.319259	12.934688	-2.89%	872
2014	13.177666	13.319259	1.07%	813
2013	9.755918	13.177666	35.07%	792
2012	8.732915	9.755918	11.71%	901
2011	9.378430	8.732915	-6.88%	990
2010	7.609490	9.378430	23.25%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.562546	8.651835	1.04%	0
2018	8.699031	8.562546	-1.57%	0
2017	8.847186	8.699031	-1.67%	0
2016	8.968705	8.847186	-1.35%	0
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
2010	9.348803	9.591920	2.60%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.972792	10.859809	8.89%	0
2018	10.824881	9.972792	-7.87%	0
2017	9.796623	10.824881	10.50%	0
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.342624	10.438408	11.73%	0
2018	10.074589	9.342624	-7.27%	0
2017	9.416520	10.074589	6.99%	0
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.136161	10.560994	4.19%	3,558
2018	10.844618	10.136161	-6.53%	3,558
2017	10.048882	10.844618	7.92%	3,558
2016	10.020181	10.048882	0.29%	3,558
2015	11.077206	10.020181	-9.54%	3,844
2014	11.332956	11.077206	-2.26%	3,844
2013	12.446898	11.332956	-8.95%	3,844
2012	12.138362	12.446898	2.54%	4,175
2011	11.488230	12.138362	5.66%	4,175
2010	10.778640	11.488230	6.58%	5,158
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.012797	10.140324	1.27%	5,320
2018	10.251948	10.012797	-2.33%	5,576
2017	10.389373	10.251948	-1.32%	6,175
2016	10.523153	10.389373	-1.27%	5,675
2015	10.776015	10.523153	-2.35%	5,418
2014	10.975869	10.776015	-1.82%	6,261
2013	11.289295	10.975869	-2.78%	6,079
2012	10.955543	11.289295	3.05%	42,373
2011	11.129257	10.955543	-1.56%	4,768
2010	10.857437	11.129257	2.50%	784
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.881831	9.889486	0.08%	0
2018	9.999140	9.881831	-1.17%	0
2017	10.028880	9.999140	-0.30%	0
2016*	10.000000	10.028880	0.29%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.914845	10.458872	5.49%	37,794
2018	10.240757	9.914845	-3.18%	6,489
2017	10.025066	10.240757	2.15%	6,161
2016	10.027595	10.025066	-0.03%	5,724
2015	10.255570	10.027595	-2.22%	5,568
2014	10.102889	10.255570	1.51%	5,280
2013	10.584565	10.102889	-4.55%	5,198
2012	9.919841	10.584565	6.70%	4,587
2011*	10.000000	9.919841	-0.80%	4,269
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.319254	17.464064	21.96%	0
2018	18.169149	14.319254	-21.19%	0
2017	14.728201	18.169149	23.36%	0
2016	15.492662	14.728201	-4.93%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.316318	39.255014	25.35%	2,083
2018	31.867520	31.316318	-1.73%	3,383
2017	25.685022	31.867520	24.07%	4,165
2016	29.518552	25.685022	-12.99%	4,885
2015	26.932388	29.518552	9.60%	4,784
2014	21.060683	26.932388	27.88%	1,998
2013	14.358445	21.060683	46.68%	2,413
2012	11.248058	14.358445	27.65%	2,743
2011	10.455834	11.248058	7.58%	2,672
2010*	10.000000	10.455834	4.56%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.863116	5.286300	8.70%	0
2018	6.973184	4.863116	-30.26%	9,508
2017	7.299016	6.973184	-4.46%	7,599
2016	5.222290	7.299016	39.77%	6,773
2015	8.074339	5.222290	-35.32%	8,714
2014	10.273556	8.074339	-21.41%	5,462
2013	9.558322	10.273556	7.48%	4,186
2012*	10.000000	9.558322	-4.42%	3,606
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.984389	5.433814	9.02%	0
2018	7.132621	4.984389	-30.12%	0
2017	7.445137	7.132621	-4.20%	0
2016	5.315815	7.445137	40.06%	0
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.702926	7.03%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.250586	30.716299	21.65%	2,883
2018	25.580440	25.250586	-1.29%	3,147
2017	20.854950	25.580440	22.66%	344
2016	19.860591	20.854950	5.01%	655
2015	20.985323	19.860591	-5.36%	669
2014	21.946731	20.985323	-4.38%	890
2013	14.990650	21.946731	46.40%	360
2012	14.261374	14.990650	5.11%	432
2011	15.338966	14.261374	-7.03%	495
2010	12.415878	15.338966	23.54%	0

NATIONWIDE
VARIABLE
ACCOUNT-II Annual Report to Contract Owners December 31, 2019
NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)(1)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)(1)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)(1)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)(1)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)(1)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

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EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)(1)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)(1)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)(1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)(1)

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Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)(1)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)(1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

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Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)(1)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

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VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 18, 2018 (inception) to December 31, 2018.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 31, 2018 (inception) to December 31, 2018.

ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 31, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 21, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 19, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

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Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 11, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 25, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 1, 2018 (inception) to December 31, 2018.

GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from September 14, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

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Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 8, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation).

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation).

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

10

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	31,995	$351,723	$323,147	$-	$323,147	$18	$323,129	$323,129	$-	$323,129
ALVGIB	148,454	4,099,649	4,417,982	-	4,417,982	98	4,417,884	4,417,884	-	4,417,884
ALVIVB	85,598	1,186,548	1,218,915	-	1,218,915	43	1,218,872	1,218,872	-	1,218,872
ALVDAA	4,012	47,713	54,002	-	54,002	7	53,995	53,995	-	53,995
ALVDAB	1,074,177	12,825,375	14,351,010	-	14,351,010	184	14,350,826	14,350,826	-	14,350,826
ALVSVA	33,225	647,982	595,055	-	595,055	14	595,041	595,041	-	595,041
ALVSVB	5,567,570	104,349,800	98,657,342	-	98,657,342	110	98,657,232	98,654,265	2,967	98,657,232
ALMCS	15,056	292,652	313,616	20	313,636	-	313,636	313,636	-	313,636
ARLPE3	4,540	50,434	69,501	3	69,504	-	69,504	69,504	-	69,504
AAEIP3	2,564	23,896	22,973	-	22,973	3	22,970	22,970	-	22,970
ACVIP1	183,082	1,850,861	1,882,086	-	1,882,086	16	1,882,070	1,882,070	-	1,882,070
ACVB	3,249,785	23,639,953	26,583,244	200	26,583,444	-	26,583,444	26,517,118	66,326	26,583,444
ACVCA	2,066	29,991	32,969	95	33,064	-	33,064	-	33,064	33,064
ACVIG	1,348,877	12,600,572	13,515,748	-	13,515,748	53	13,515,695	13,515,695	-	13,515,695
ACVIG2	356,258	3,292,084	3,573,270	-	3,573,270	55	3,573,215	3,573,215	-	3,573,215
ACVIP2	19,226,780	197,276,023	197,266,759	-	197,266,759	117	197,266,642	197,180,047	86,595	197,266,642
ACVI	616	6,653	7,081	68	7,149	-	7,149	-	7,149	7,149
ACVMV1	523,711	10,457,547	10,830,342	-	10,830,342	29	10,830,313	10,809,320	20,993	10,830,313
ACVMV2	7,775,789	150,177,120	160,958,842	-	160,958,842	23	160,958,819	160,894,132	64,687	160,958,819
AMVCB4	13,862	139,187	148,457	-	148,457	8	148,449	148,449	-	148,449
AMVBC4	41,303	525,192	549,745	-	549,745	8	549,737	549,737	-	549,737
AMVI4	25,591	465,565	525,630	-	525,630	8	525,622	525,622	-	525,622
AMVGS4	20,607	475,332	539,082	-	539,082	9	539,073	539,073	-	539,073
AFGF	133,801	9,092,987	10,867,279	-	10,867,279	134	10,867,145	10,864,364	2,781	10,867,145
AFHY	51,005	514,049	503,417	112	503,529	-	503,529	498,748	4,781	503,529
AVPAP2	55,856,226	673,163,623	751,824,804	-	751,824,804	262	751,824,542	751,824,542	-	751,824,542
AFGC	48,915	604,946	603,610	134	603,744	-	603,744	603,338	406	603,744
BRVED3	20,407,027	222,324,818	242,435,483	-	242,435,483	432	242,435,051	242,401,136	33,915	242,435,051
BRVHY3	6,707,697	48,343,596	49,771,112	195,396	49,966,508	-	49,966,508	49,951,526	14,982	49,966,508
BRVTR3	29,488,000	346,151,044	355,920,166	679,196	356,599,362	-	356,599,362	356,599,362	-	356,599,362
MLVGA3	22,813,495	334,309,366	330,339,406	104	330,339,510	-	330,339,510	330,200,800	138,710	330,339,510
DVMCSS	1,788,868	34,180,896	33,147,726	-	33,147,726	56	33,147,670	33,137,075	10,595	33,147,670
DVSCS	3,606,943	62,480,425	68,748,341	-	68,748,341	500	68,747,841	68,693,857	53,984	68,747,841
DSIF	3,734,387	126,188,751	223,876,481	-	223,876,481	1,368	223,875,113	223,546,554	328,559	223,875,113
DSIFS	2,233,860	95,758,539	134,098,604	241	134,098,845	-	134,098,845	134,065,977	32,868	134,098,845
DSRG	987,077	34,051,553	38,792,127	246	38,792,373	-	38,792,373	38,768,298	24,075	38,792,373
DCAP	641,062	25,938,362	27,411,807	-	27,411,807	381	27,411,426	27,383,863	27,563	27,411,426
DCAPS	2,179,602	86,789,676	92,175,352	-	92,175,352	24	92,175,328	92,162,383	12,945	92,175,328
DVDLS	21,194	965,944	840,345	-	840,345	72	840,273	839,641	632	840,273
DGI	425,937	10,990,236	13,553,316	-	13,553,316	42	13,553,274	13,545,644	7,630	13,553,274

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
CHSMM	5,398,009	5,398,009	5,398,009	-	5,398,009	197	5,397,812	5,397,812	-	5,397,812
CLVHY2	1,665,088	11,043,423	11,255,993	-	11,255,993	106	11,255,887	11,255,887	-	11,255,887
DWVVLS	86,565	2,547,887	2,679,190	9	2,679,199	-	2,679,199	2,679,199	-	2,679,199
DWVSVS	1,577,478	59,932,997	60,038,830	-	60,038,830	512	60,038,318	60,032,877	5,441	60,038,318
ETVFR	7,530,054	69,704,820	68,899,993	-	68,899,993	1,398	68,898,595	68,892,705	5,890	68,898,595
FVU2S	51,555	540,500	581,023	-	581,023	41	580,982	580,982	-	580,982
FQB	422,264	4,721,419	4,775,801	-	4,775,801	49	4,775,752	4,775,752	-	4,775,752
FQBS	1,397,581	15,499,548	15,764,719	-	15,764,719	174	15,764,545	15,764,545	-	15,764,545
FEMS2	627,099	7,470,440	7,957,887	-	7,957,887	137	7,957,750	7,957,750	-	7,957,750
FC2	307,021	10,370,621	11,083,472	-	11,083,472	50	11,083,422	11,083,422	-	11,083,422
FEIP	11,577,155	233,576,566	275,188,964	1,153	275,190,117	-	275,190,117	274,799,594	390,523	275,190,117
FVSS2	388,181	4,881,080	5,213,275	111	5,213,386	-	5,213,386	5,186,100	27,286	5,213,386
FHIP	6,838,695	37,582,735	37,134,114	-	37,134,114	226	37,133,888	37,080,785	53,103	37,133,888
FAMP	5,760,565	82,799,945	87,733,407	56	87,733,463	-	87,733,463	87,683,449	50,014	87,733,463
FB2	33,718,043	586,756,850	641,317,171	-	641,317,171	242	641,316,929	641,316,929	-	641,316,929
FNRS2	3,863,623	73,898,204	61,199,794	-	61,199,794	531	61,199,263	61,177,730	21,533	61,199,263
FEI2	13,067,716	278,037,674	301,864,246	-	301,864,246	168	301,864,078	301,831,977	32,101	301,864,078
FF10S	374,627	4,703,045	5,019,999	-	5,019,999	31	5,019,968	5,019,968	-	5,019,968
FF10S2	19,647,638	235,848,030	261,706,540	175	261,706,715	-	261,706,715	261,631,240	75,475	261,706,715
FF20S	612,247	8,078,397	8,546,969	-	8,546,969	64	8,546,905	8,546,905	-	8,546,905
FF20S2	29,321,638	339,098,760	408,157,206	-	408,157,206	86	408,157,120	407,782,827	374,293	408,157,120
FF30S	895,220	11,868,313	13,652,110	-	13,652,110	18	13,652,092	13,652,092	-	13,652,092
FF30S2	4,686,042	62,814,684	71,180,971	-	71,180,971	331	71,180,640	71,170,340	10,300	71,180,640
FGI2	24,407,674	491,380,744	526,717,608	-	526,717,608	81	526,717,527	526,717,527	-	526,717,527
FGP	5,230,552	236,717,211	413,684,346	1,866	413,686,212	-	413,686,212	413,039,306	646,906	413,686,212
FG2	5,512,783	344,900,517	426,854,771	-	426,854,771	152	426,854,619	426,825,480	29,139	426,854,619
FIGBS	1,077,614	13,710,619	14,030,535	570	14,031,105	-	14,031,105	13,995,244	35,861	14,031,105
FIGBP2	63,523,210	795,990,876	815,002,788	52	815,002,840	-	815,002,840	814,933,908	68,932	815,002,840
FMCS	509,401	16,905,930	16,601,376	-	16,601,376	22	16,601,354	16,586,396	14,958	16,601,354
FMC2	7,413,251	235,445,469	235,370,707	-	235,370,707	174	235,370,533	235,309,401	61,132	235,370,533
FOP	2,259,133	42,143,208	52,253,742	73	52,253,815	-	52,253,815	52,207,197	46,618	52,253,815
FO2	4,262,399	85,380,046	97,608,928	-	97,608,928	208	97,608,720	97,597,749	10,971	97,608,720
FVSS	292,619	3,817,760	3,883,055	-	3,883,055	101	3,882,954	3,882,954	-	3,882,954
FRESS2	472,520	9,042,226	9,190,520	-	9,190,520	163	9,190,357	9,190,357	-	9,190,357
FTVIS2	14,730,997	230,440,898	234,370,160	-	234,370,160	66	234,370,094	234,316,579	53,515	234,370,094
FTVRD2	1,273,341	31,443,374	34,367,471	-	34,367,471	25	34,367,446	34,343,613	23,833	34,367,446
FTVSV2	5,238,180	87,526,066	78,834,615	-	78,834,615	128	78,834,487	78,816,890	17,597	78,834,487
FTVMD2	76,790	1,482,829	1,423,688	5	1,423,693	-	1,423,693	1,423,693	-	1,423,693
FTVDM2	912,493	7,641,650	9,772,797	-	9,772,797	212	9,772,585	9,772,585	-	9,772,585
TIF2	2,033,600	31,664,367	28,328,053	-	28,328,053	396	28,327,657	28,311,161	16,496	28,327,657

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVGI2	6,217,742	109,128,245	99,297,341	-	99,297,341	79	99,297,262	99,271,236	26,026	99,297,262
FTVFA2	12,766,165	90,876,973	86,937,580	-	86,937,580	11	86,937,569	86,840,145	97,424	86,937,569
FTVSI2	143,909	1,532,601	1,518,244	-	1,518,244	17	1,518,227	1,518,227	-	1,518,227
GVMSAS	180,200	1,630,371	1,625,403	-	1,625,403	30	1,625,373	1,625,373	-	1,625,373
GVSSCS	43,481	577,220	543,949	7	543,956	-	543,956	543,956	-	543,956
GVGMNS	852,344	10,109,981	10,483,832	-	10,483,832	167	10,483,665	10,469,053	14,612	10,483,665
RSRF	448	7,029	6,202	-	6,202	-	6,202	6,202	-	6,202
RVARS	574,858	13,776,560	13,888,562	-	13,888,562	247	13,888,315	13,862,116	26,199	13,888,315
ACEG2	74,147	4,470,431	4,738,002	-	4,738,002	185	4,737,817	4,736,807	1,010	4,737,817
IVMCC2	1,262,924	16,250,273	15,003,535	-	15,003,535	304	15,003,231	14,967,027	36,204	15,003,231
IVKMG2	2,816,300	14,742,938	14,954,552	-	14,954,552	293	14,954,259	14,954,259	-	14,954,259
IVBRA1	18,457	207,250	201,366	-	201,366	2	201,364	201,364	-	201,364
OVIGS	24,053,965	58,484,874	61,578,151	-	61,578,151	405	61,577,746	61,577,746	-	61,577,746
OVMS	1,425,355	19,354,621	23,247,539	73	23,247,612	-	23,247,612	23,174,078	73,534	23,247,612
OVB	1,942,343	14,970,933	15,402,781	154	15,402,935	-	15,402,935	15,381,560	21,375	15,402,935
OVGS	3,131,149	124,328,323	133,230,374	308	133,230,682	-	133,230,682	133,050,649	180,033	133,230,682
OVGSS	3,015,358	120,939,374	126,494,265	-	126,494,265	119	126,494,146	126,384,297	109,849	126,494,146
OVIG	703,013	1,665,290	1,722,382	-	1,722,382	16	1,722,366	1,722,366	-	1,722,366
OVGI	398,691	11,449,204	11,737,476	-	11,737,476	101	11,737,375	11,737,375	-	11,737,375
OVGIS	6,504,784	181,749,954	188,963,987	-	188,963,987	174	188,963,813	188,895,345	68,468	188,963,813
OVSC	218,751	5,137,673	5,101,263	-	5,101,263	25	5,101,238	5,091,127	10,111	5,101,238
OVSCS	4,479,502	104,631,273	102,535,800	33	102,535,833	-	102,535,833	102,406,393	129,440	102,535,833
OVAG	144,484	11,400,971	12,110,684	-	12,110,684	90	12,110,594	12,110,104	490	12,110,594
OVSB	341,396	1,683,484	1,696,736	-	1,696,736	27	1,696,709	1,696,709	-	1,696,709
OVSBS	1,163,880	6,100,150	5,970,706	-	5,970,706	162	5,970,544	5,970,206	338	5,970,544
WRPMCV	319,317	1,695,254	1,782,780	-	1,782,780	12	1,782,768	1,782,768	-	1,782,768
WRPMAV	980,673	5,039,171	5,519,034	-	5,519,034	-	5,519,034	5,519,034	-	5,519,034
WRPMMV	857,544	4,557,452	5,004,369	-	5,004,369	13	5,004,356	5,004,356	-	5,004,356
WRASP	15,979,857	159,715,214	151,810,238	177	151,810,415	-	151,810,415	151,627,922	182,493	151,810,415
WRENG	2,466	10,855	9,864	-	9,864	3	9,861	9,861	-	9,861
WRHIP	21,066,120	75,638,850	73,074,156	-	73,074,156	545	73,073,611	72,891,772	181,839	73,073,611
WRMCG	10,151,970	115,786,006	128,785,856	-	128,785,856	32	128,785,824	128,785,824	-	128,785,824
WRPAP	1,999	10,048	10,003	-	10,003	7	9,996	9,996	-	9,996
WRPCP	215,351	1,064,471	1,109,898	-	1,109,898	7	1,109,891	1,109,891	-	1,109,891
WRPMP	4,215,069	22,132,635	21,895,597	-	21,895,597	19	21,895,578	21,895,578	-	21,895,578
WRPMAP	8,014,843	43,312,750	42,643,771	-	42,643,771	12	42,643,759	42,643,759	-	42,643,759
WRPMCP	987,555	5,258,760	5,153,556	-	5,153,556	13	5,153,543	5,153,543	-	5,153,543
JPICB2	118,384	1,315,144	1,312,883	5	1,312,888	-	1,312,888	1,312,888	-	1,312,888
JPMMV1	953,583	10,283,700	11,261,815	-	11,261,815	56	11,261,759	11,261,759	-	11,261,759
JABS	235,010	7,776,681	9,799,906	-	9,799,906	103	9,799,803	9,799,803	-	9,799,803

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAMGS	25,686	1,818,835	2,053,076	-	2,053,076	34	2,053,042	2,053,042	-	2,053,042
JAFBS	5,171,281	66,071,373	67,174,943	-	67,174,943	315	67,174,628	67,151,605	23,023	67,174,628
JACAS	3,338,994	115,090,413	138,668,409	-	138,668,409	186	138,668,223	138,633,314	34,909	138,668,223
JAGTS	11,660,868	136,050,554	175,262,840	-	175,262,840	383	175,262,457	175,244,593	17,864	175,262,457
JAIGS	1,152,196	34,313,737	36,755,059	-	36,755,059	622	36,754,437	36,738,733	15,704	36,754,437
LZREMS	2,057,545	41,896,394	45,265,998	-	45,265,998	50	45,265,948	45,259,957	5,991	45,265,948
LOVTRC	3,038,951	50,513,443	51,206,316	-	51,206,316	243	51,206,073	51,206,073	-	51,206,073
LOVSDC	18,166	259,946	259,225	5	259,230	-	259,230	259,230	-	259,230
MNCPS2	6,344	85,740	85,447	-	85,447	6	85,441	85,441	-	85,441
M2IGSS	306,409	5,349,323	6,823,732	-	6,823,732	84	6,823,648	6,823,648	-	6,823,648
MNDSC	3,723,101	66,523,820	67,090,272	-	67,090,272	560	67,089,712	67,089,712	-	67,089,712
MVUSC	6,319	186,186	218,385	-	218,385	16	218,369	218,369	-	218,369
MVFSC	18,717,799	312,512,973	384,089,228	-	384,089,228	80	384,089,148	383,956,790	132,358	384,089,148
MVIGSC	160,267	2,118,108	2,261,371	-	2,261,371	9	2,261,362	2,261,362	-	2,261,362
MVIVSC	10,231,564	235,080,266	301,524,187	-	301,524,187	186	301,524,001	301,384,233	139,768	301,524,001
MGRFV	576	6,674	6,571	1	6,572	-	6,572	6,572	-	6,572
MSGI2	1,638,483	12,586,554	13,206,173	-	13,206,173	189	13,205,984	13,205,984	-	13,205,984
MSVFI	242,000	2,708,351	2,737,025	-	2,737,025	5	2,737,020	2,706,989	30,031	2,737,020
MSVF2	935,949	10,005,851	10,548,140	-	10,548,140	123	10,548,017	10,538,872	9,145	10,548,017
MSEM	170,478	1,332,932	1,309,274	-	1,309,274	153	1,309,121	1,309,121	-	1,309,121
MSEMB	75,621	594,467	575,478	-	575,478	37	575,441	575,441	-	575,441
VKVGR2	31,639	332,629	341,697	-	341,697	15	341,682	341,682	-	341,682
MSVRE	872	15,408	19,119	85	19,204	-	19,204	-	19,204	19,204
MSVREB	80	1,316	1,745	1	1,746	-	1,746	-	1,746	1,746
NVFIII	236,074	2,550,919	2,523,626	-	2,523,626	8	2,523,618	2,523,618	-	2,523,618
GBF	15,782,577	172,216,881	171,556,615	225	171,556,840	-	171,556,840	171,404,321	152,519	171,556,840
MSBF	24,199,475	221,403,715	221,183,204	-	221,183,204	40	221,183,164	221,164,763	18,401	221,183,164
HIBF	8,995,516	59,274,729	58,560,812	498	58,561,310	-	58,561,310	58,538,108	23,202	58,561,310
GVABD2	284,682,958	3,255,523,535	3,362,105,734	-	3,362,105,734	574	3,362,105,160	3,361,868,173	236,987	3,362,105,160
NVLCP2	5,845,068	66,333,018	67,276,735	-	67,276,735	518	67,276,217	67,267,324	8,893	67,276,217
NVCBD1	331,677	3,630,624	3,651,763	-	3,651,763	25	3,651,738	3,651,738	-	3,651,738
NVCBD2	9,052,823	97,845,231	99,309,466	35	99,309,501	-	99,309,501	99,051,022	258,479	99,309,501
NVSTB2	14,410,069	148,343,378	147,991,412	-	147,991,412	116	147,991,296	147,972,960	18,336	147,991,296
NVBX	82,902	885,231	883,734	-	883,734	5	883,729	883,729	-	883,729
SAM	504,189,523	504,189,523	504,189,523	170	504,189,693	-	504,189,693	503,101,231	1,088,462	504,189,693
NVGEII	187,823	2,083,898	2,218,194	20	2,218,214	-	2,218,214	2,218,214	-	2,218,214
NJMMA2	103,190	1,015,389	1,021,579	10	1,021,589	-	1,021,589	1,021,589	-	1,021,589
NJNDE2	62,003	659,782	683,893	4	683,897	-	683,897	683,897	-	683,897
NVMGA2	28,799,676	288,425,368	311,900,494	-	311,900,494	239	311,900,255	311,900,255	-	311,900,255
NAMGI2	43,731,835	461,096,880	519,096,880	-	519,096,880	355	519,096,525	519,086,570	9,955	519,096,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMLG1	740,683	9,227,700	9,184,475	481	9,184,956	-	9,184,956	9,152,537	32,419	9,184,956
NVMLG2	9,816,778	121,565,366	120,157,357	20	120,157,377	-	120,157,377	120,096,282	61,095	120,157,377
NVMLV1	393,719	3,716,431	3,074,942	-	3,074,942	49	3,074,893	3,074,893	-	3,074,893
NVMLV2	10,754,679	100,743,574	83,133,672	-	83,133,672	209	83,133,463	83,133,463	-	83,133,463
NVMMG1	18,047,007	192,992,429	178,845,843	288	178,846,131	-	178,846,131	178,638,041	208,090	178,846,131
NVMMG2	13,927,323	139,725,611	128,549,193	-	128,549,193	44	128,549,149	128,521,809	27,340	128,549,149
NVMIG1	1,974,423	22,415,508	22,232,008	-	22,232,008	123	22,231,885	22,197,089	34,796	22,231,885
NVMIG6	8,801,436	90,287,947	98,576,088	-	98,576,088	132	98,575,956	98,572,728	3,228	98,575,956
NVRE1	5,726,352	40,810,232	44,837,335	-	44,837,335	47	44,837,288	44,800,326	36,962	44,837,288
NVRE2	12,617,127	88,706,856	97,656,566	-	97,656,566	138	97,656,428	97,626,272	30,156	97,656,428
NVMMV1	81,273	805,574	648,558	-	648,558	3	648,555	648,555	-	648,555
NVMMV2	28,805,820	288,062,016	231,598,791	-	231,598,791	4	231,598,787	231,565,828	32,959	231,598,787
NVNMO1	6,448,945	62,785,647	75,968,577	36	75,968,613	-	75,968,613	75,809,329	159,284	75,968,613
NVNMO2	3,716,794	40,504,255	43,114,812	-	43,114,812	429	43,114,383	43,109,027	5,356	43,114,383
NVNSR1	157,392	2,107,894	2,102,757	-	2,102,757	49	2,102,708	2,102,708	-	2,102,708
NVNSR2	7,880,036	104,340,667	105,198,484	-	105,198,484	1	105,198,483	105,164,967	33,516	105,198,483
NVAMV1	2,505,323	40,163,638	38,506,814	145	38,506,959	-	38,506,959	38,480,817	26,142	38,506,959
NVAMV2	11,189,978	178,761,955	170,311,460	-	170,311,460	15	170,311,445	170,119,274	192,171	170,311,445
NVOLG1	22,493,928	397,988,355	399,492,162	1,269	399,493,431	-	399,493,431	398,939,922	553,509	399,493,431
NVOLG2	17,365,499	303,203,372	305,459,124	316	305,459,440	-	305,459,440	305,253,784	205,656	305,459,440
NVTIV3	18,312,466	209,443,523	189,900,275	-	189,900,275	71	189,900,204	189,880,932	19,272	189,900,204
DTRTFB	870,429	8,685,724	8,739,106	-	8,739,106	59	8,739,047	8,739,047	-	8,739,047
TRF	5,674,826	60,498,124	131,485,720	1,028	131,486,748	-	131,486,748	130,888,989	597,759	131,486,748
TRF2	4,879,188	66,010,071	112,611,648	-	112,611,648	51	112,611,597	112,585,840	25,757	112,611,597
EIF	220,431	4,201,793	4,386,573	-	4,386,573	5	4,386,568	4,386,568	-	4,386,568
EIF2	16,586,491	268,521,915	327,417,337	-	327,417,337	60	327,417,277	327,350,159	67,118	327,417,277
SCGF	411,058	6,964,600	6,568,700	-	6,568,700	73	6,568,627	6,568,627	-	6,568,627
SCGF2	2,857,722	45,186,152	40,922,579	-	40,922,579	582	40,921,997	40,915,829	6,168	40,921,997
SCF	3,565,394	67,458,229	60,683,003	220	60,683,223	-	60,683,223	60,484,876	198,347	60,683,223
SCF2	2,639,117	48,899,459	41,328,577	-	41,328,577	453	41,328,124	41,289,671	38,453	41,328,124
GEM	654,851	7,761,861	8,807,749	-	8,807,749	4	8,807,745	8,798,661	9,084	8,807,745
GEM2	4,137,748	48,318,712	54,949,290	-	54,949,290	550	54,948,740	54,828,054	120,686	54,948,740
GIG	1,313,043	13,979,299	14,285,903	359	14,286,262	-	14,286,262	14,250,205	36,057	14,286,262
NVIE6	4,055,745	42,123,490	43,720,926	-	43,720,926	89	43,720,837	43,690,147	30,690	43,720,837
SCVF	2,847,130	32,784,210	23,887,421	307	23,887,728	-	23,887,728	23,770,709	117,019	23,887,728
SCVF2	4,430,407	49,811,484	35,487,560	-	35,487,560	454	35,487,106	35,485,822	1,284	35,487,106
GVAGG2	11,256,796	325,227,377	374,175,887	-	374,175,887	168	374,175,719	374,098,028	77,691	374,175,719
GVAGR2	7,348,293	570,337,262	643,490,055	174	643,490,229	-	643,490,229	643,170,424	319,805	643,490,229
GVAGI2	64,999,532	3,253,156,903	3,652,973,725	-	3,652,973,725	467	3,652,973,258	3,652,605,180	368,078	3,652,973,258
GVDIVI	294,325	2,925,923	2,319,282	-	2,319,282	51	2,319,231	2,309,936	9,295	2,319,231

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVDIV2	6,774,424	63,560,848	52,975,999	-	52,975,999	563	52,975,436	52,967,430	8,006	52,975,436
NVSIX2	14,020,678	146,839,350	113,146,874	-	113,146,874	500	113,146,374	113,046,259	100,115	113,146,374
GVIX2	270,509	2,706,380	2,759,191	-	2,759,191	22	2,759,169	2,759,169	-	2,759,169
GVIX8	10,193,574	97,168,239	103,464,779	-	103,464,779	504	103,464,275	103,403,145	61,130	103,464,275
MCIF	12,470,768	290,246,581	269,119,165	82	269,119,247	-	269,119,247	269,028,856	90,391	269,119,247
GVEX2	44,049,627	701,794,323	859,848,728	1	859,848,729	-	859,848,729	859,690,531	158,198	859,848,729
GVIDA	12,852,049	151,132,791	159,365,408	129	159,365,537	-	159,365,537	159,314,343	51,194	159,365,537
NAMAA2	195,165,874	2,056,435,757	2,302,957,309	-	2,302,957,309	553	2,302,956,756	2,302,956,756	-	2,302,956,756
GVDMA	54,389,202	608,613,253	680,408,912	50,085	680,458,997	-	680,458,997	680,301,892	157,105	680,458,997
GVIDM	180,213,010	1,992,283,739	2,090,470,919	-	2,090,470,919	957	2,090,469,962	2,089,633,792	836,170	2,090,469,962
GVDMC	66,811,348	721,516,209	713,545,198	290	713,545,488	-	713,545,488	713,356,346	189,142	713,545,488
GVIDC	58,307,589	592,376,841	581,909,733	-	581,909,733	35	581,909,698	581,852,781	56,917	581,909,698
GVAAA2	258,752,963	5,254,326,468	6,766,389,994	157	6,766,390,151	-	6,766,390,151	6,765,651,488	738,663	6,766,390,151
NVCRA2	7,414,074	73,904,535	72,138,944	-	72,138,944	244	72,138,700	72,133,662	5,038	72,138,700
NVCMA2	35,456,568	346,500,113	310,244,966	-	310,244,966	131	310,244,835	310,244,835	-	310,244,835
NVCCA2	240,228,982	2,496,686,879	2,397,485,240	-	2,397,485,240	6,130	2,397,479,110	2,397,275,270	203,840	2,397,479,110
NVCMD2	232,919,247	2,470,730,308	2,366,459,553	-	2,366,459,553	189	2,366,459,364	2,366,315,044	144,320	2,366,459,364
NVCRB2	196,303,723	2,130,769,299	2,043,521,759	-	2,043,521,759	282	2,043,521,477	2,043,288,342	233,135	2,043,521,477
NVCMC2	70,000,783	750,250,874	719,608,052	108	719,608,160	-	719,608,160	719,567,509	40,651	719,608,160
NVCCN2	60,621,130	632,266,102	617,123,108	-	617,123,108	16	617,123,092	617,094,844	28,248	617,123,092
NVDBL2	99,836,333	1,459,164,818	1,523,502,438	-	1,523,502,438	146	1,523,502,292	1,523,490,816	11,476	1,523,502,292
NVDCA2	80,082,546	1,266,517,581	1,397,440,435	-	1,397,440,435	502	1,397,439,933	1,397,418,551	21,382	1,397,439,933
NVLM2	1,369,577	16,790,312	17,489,495	-	17,489,495	111	17,489,384	17,489,384	-	17,489,384
NVLCA2	1,725,216	22,299,096	22,669,337	37,035	22,706,372	-	22,706,372	22,706,372	-	22,706,372
NCPG2	121,887,784	1,290,008,528	1,290,791,631	-	1,290,791,631	412	1,290,791,219	1,290,791,219	-	1,290,791,219
NCPGI2	55,104,487	580,492,581	580,250,245	-	580,250,245	313	580,249,932	580,249,932	-	580,249,932
IDPG2	96,444,305	1,040,465,762	1,108,145,070	-	1,108,145,070	285	1,108,144,785	1,108,144,785	-	1,108,144,785
IDPGI2	42,879,007	458,026,136	473,813,024	-	473,813,024	43	473,812,981	473,812,981	-	473,812,981
AMTB	5,943,772	63,115,241	62,825,666	-	62,825,666	3	62,825,663	62,808,951	16,712	62,825,663
AMINS	8,434	113,103	116,475	-	116,475	5	116,470	116,470	-	116,470
AMCG	488	13,674	14,532	239	14,771	-	14,771	-	14,771	14,771
AMMCGS	116,362	2,838,404	3,158,058	-	3,158,058	73	3,157,985	3,157,985	-	3,157,985
AMSRS	591,476	12,468,225	15,904,782	-	15,904,782	437	15,904,345	15,844,032	60,313	15,904,345
NOTB4	882,151	10,087,777	10,056,517	-	10,056,517	97	10,056,420	10,056,420	-	10,056,420
NOTG4	442,361	5,136,059	5,078,301	-	5,078,301	59	5,078,242	5,078,242	-	5,078,242
NOTMG4	628,624	7,453,567	7,455,479	-	7,455,479	98	7,455,381	7,455,381	-	7,455,381
PMVSTA	6,700,821	69,347,508	69,152,471	-	69,152,471	3,665	69,148,806	69,148,806	-	69,148,806
PMVIV	23,647	253,837	257,044	-	257,044	27	257,017	257,017	-	257,017
PMVRA	21,012	257,757	265,596	-	265,596	19	265,577	265,577	-	265,577
PMVFHA	59,951	654,719	678,642	-	678,642	49	678,593	678,593	-	678,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMUBA	5,494	57,476	57,083	11	57,094	-	57,094	57,094	-	57,094
PMVAAD	3,888,145	41,651,307	42,458,540	-	42,458,540	384	42,458,156	42,412,486	45,670	42,458,156
PMVFAD	1,551,968	16,230,830	15,597,281	-	15,597,281	1,271	15,596,010	15,596,010	-	15,596,010
PMVLAD	37,484,350	390,792,585	382,340,369	-	382,340,369	25,757	382,314,612	382,289,769	24,843	382,314,612
PMVTRD	32,987,372	362,044,436	363,520,845	-	363,520,845	28,617	363,492,228	363,477,084	15,144	363,492,228
PMVRSD	18,982	128,489	123,193	-	123,193	9	123,184	123,184	-	123,184
PMVEBD	984,405	12,669,768	12,984,307	-	12,984,307	1,758	12,982,549	12,978,458	4,091	12,982,549
PMVHYD	32,331	247,037	257,028	-	257,028	38	256,990	256,990	-	256,990
PVEIB	107,741	2,686,099	2,896,068	-	2,896,068	115	2,895,953	2,895,953	-	2,895,953
PVGOB	335,307	3,435,247	3,782,261	-	3,782,261	64	3,782,197	3,782,197	-	3,782,197
PVTIGB	1,207,381	17,489,137	18,098,637	-	18,098,637	138	18,098,499	18,098,499	-	18,098,499
HVSIT	1,469,450	18,866,404	17,486,450	-	17,486,450	345	17,486,105	17,482,244	3,861	17,486,105
ROCSC	33,076	281,076	270,890	-	270,890	8	270,882	270,882	-	270,882
TRHS2	5,938,696	235,662,353	281,969,279	-	281,969,279	181	281,969,098	281,656,169	312,929	281,969,098
VVGGS	29,674	219,316	256,090	-	256,090	7	256,083	256,083	-	256,083
VWHAS	1,420,088	28,784,990	25,930,800	-	25,930,800	298	25,930,502	25,916,249	14,253	25,930,502
VWBF	706,131	6,640,736	6,150,399	628	6,151,027	-	6,151,027	6,133,783	17,244	6,151,027
VWEM	1,024,380	13,356,748	15,509,113	533	15,509,646	-	15,509,646	15,492,202	17,444	15,509,646
VWHA	552,623	16,475,636	10,521,939	37	10,521,976	-	10,521,976	10,480,871	41,105	10,521,976
VYDS	13,185	150,332	162,443	-	162,443	18	162,425	162,425	-	162,425
VRVDRA	109,512	2,219,342	2,030,344	-	2,030,344	343,320	1,687,024	1,687,024	-	1,687,024
SVDF	1,508	38,827	49,546	188	49,734	-	49,734	-	49,734	49,734
SVOF	10,086	235,963	269,101	210	269,311	-	269,311	-	269,311	269,311
WFVSCG	9,747,168	99,343,097	96,594,435	27	96,594,462	-	96,594,462	96,591,484	2,978	96,594,462
WFVOG2	453	11,176	13,826	13	13,839	-	13,839	13,839	-	13,839
Total (unaudited)			$55,503,922,499	$976,112	$55,504,898,611	$441,793	$55,504,456,818	$55,490,273,506	$14,183,312	$55,504,456,818

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
Reinvested dividends	$1,068,164,501	8,994	44,379	8,987	1,063	257,491	4,495	313,815
Mortality and expense risk charges (note 2)	(780,495,171)	(1,433)	(64,576)	(12,060)	(311)	(261,917)	(3,107)	(1,582,606)
Net investment income (loss)	287,669,330	7,561	(20,197)	(3,073)	752	(4,426)	1,388	(1,268,791)
Realized gain (loss) on investments	624,926,283	(19,942)	221,641	(28,167)	371	123,805	(41,753)	(3,789,502)
Change in unrealized gain (loss) on investments	4,295,026,187	23,801	165,616	144,229	5,982	1,626,256	81,145	10,377,766
Net gain (loss) on investments	4,919,952,470	3,859	387,257	116,062	6,353	1,750,061	39,392	6,588,264
Reinvested capital gains	3,282,821,928	46,660	466,489	-	59	16,293	83,869	10,839,184
Net increase (decrease) in contract owners’ equity resulting from operations	$8,490,443,728	58,080	833,549	112,989	7,164	1,761,928	124,649	16,158,657

Investment Activity:	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$-	-	366	46,548	408,656	-	279,374	63,077
Mortality and expense risk charges (note 2)	(3,506)	(360)	(85)	(7,447)	(351,420)	(423)	(180,369)	(47,361)
Net investment income (loss)	(3,506)	(360)	281	39,101	57,236	(423)	99,005	15,716
Realized gain (loss) on investments	27,121	60	16	(1,890)	1,032,579	439	747,998	104,491
Change in unrealized gain (loss) on investments	28,498	19,067	3,451	107,557	2,726,758	3,467	672,896	254,317
Net gain (loss) on investments	55,619	19,127	3,467	105,667	3,759,337	3,906	1,420,894	358,808
Reinvested capital gains	36,993	734	-	-	596,471	5,142	1,183,287	296,045
Net increase (decrease) in contract owners’ equity resulting from operations	$89,106	19,501	3,748	144,768	4,413,044	8,625	2,703,186	670,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
Reinvested dividends	$4,688,706	57	214,737	2,957,406	3,651	9,486	6,287	14
Mortality and expense risk charges (note 2)	(3,072,912)	(93)	(127,738)	(2,440,967)	(738)	(2,310)	(2,751)	(1,841)
Net investment income (loss)	1,615,794	(36)	86,999	516,439	2,913	7,176	3,536	(1,827)
Realized gain (loss) on investments	(7,344,659)	(45)	125,277	1,868,400	19	(8,346)	(1,229)	233
Change in unrealized gain (loss) on investments	20,172,194	1,228	1,219,366	17,862,198	17,979	37,753	74,566	63,210
Net gain (loss) on investments	12,827,535	1,183	1,344,643	19,730,598	17,998	29,407	73,337	63,443
Reinvested capital gains	-	342	1,106,312	16,631,278	-	36,940	13,775	10,790
Net increase (decrease) in contract owners’ equity resulting from operations	$14,443,329	1,489	2,537,954	36,878,315	20,911	73,523	90,648	72,406

Investment Activity:	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
Reinvested dividends	$99,330	31,135	16,997,833	13,700	4,119,888	2,188,675	8,615,212	4,056,427
Mortality and expense risk charges (note 2)	(131,871)	(6,341)	(11,213,680)	(8,214)	(3,338,311)	(634,772)	(4,621,333)	(5,353,850)
Net investment income (loss)	(32,541)	24,794	5,784,153	5,486	781,577	1,553,903	3,993,879	(1,297,423)
Realized gain (loss) on investments	278,682	4,086	7,554,193	5,294	3,668,505	(112,894)	339,629	(2,037,524)
Change in unrealized gain (loss) on investments	1,287,502	20,068	64,583,504	15,891	31,158,239	2,986,344	18,085,961	38,288,560
Net gain (loss) on investments	1,566,184	24,154	72,137,697	21,185	34,826,744	2,873,450	18,425,590	36,251,036
Reinvested capital gains	1,052,808	-	31,194,882	-	15,581,116	-	1,220,830	12,719,919
Net increase (decrease) in contract owners’ equity resulting from operations	$2,586,451	48,948	109,116,732	26,671	51,189,437	4,427,353	23,640,299	47,673,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
Reinvested dividends	$125,485	626,174	3,662,957	1,910,960	532,692	297,095	826,408	-
Mortality and expense risk charges (note 2)	(502,511)	(1,004,272)	(2,866,100)	(1,921,769)	(479,832)	(338,708)	(1,361,023)	(11,400)
Net investment income (loss)	(377,026)	(378,098)	796,857	(10,809)	52,860	(41,613)	(534,615)	(11,400)
Realized gain (loss) on investments	(527,313)	1,870,302	10,795,996	10,093,791	1,377,602	(89,538)	(2,399,278)	(20,724)
Change in unrealized gain (loss) on investments	3,796,899	5,270,214	32,140,364	16,166,722	7,455,471	4,699,214	18,278,513	23,735
Net gain (loss) on investments	3,269,586	7,140,516	42,936,360	26,260,513	8,833,073	4,609,676	15,879,235	3,011
Reinvested capital gains	2,275,580	5,975,171	11,036,439	6,860,537	1,178,797	2,863,406	10,390,499	162,387
Net increase (decrease) in contract owners’ equity resulting from operations	$5,168,140	12,737,589	54,769,656	33,110,241	10,064,730	7,431,469	25,735,119	153,998

Investment Activity:	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
Reinvested dividends	$140,355	102,593	343,391	35,345	457,354	3,168,342	10,632	146,303
Mortality and expense risk charges (note 2)	(173,830)	(50,787)	(85,348)	(10,857)	(903,569)	(1,160,992)	(7,804)	(64,969)
Net investment income (loss)	(33,475)	51,806	258,043	24,488	(446,215)	2,007,350	2,828	81,334
Realized gain (loss) on investments	710,612	-	(32,063)	20,077	779,641	58,158	57	(22,885)
Change in unrealized gain (loss) on investments	981,180	-	462,870	231,936	7,604,064	1,839,155	87,285	317,598
Net gain (loss) on investments	1,691,792	-	430,807	252,013	8,383,705	1,897,313	87,342	294,713
Reinvested capital gains	1,462,853	-	-	166,089	4,715,968	-	-	190
Net increase (decrease) in contract owners’ equity resulting from operations	$3,121,170	51,806	688,850	442,590	12,653,458	3,904,663	90,170	376,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
Reinvested dividends	$436,930	99,734	14,373	5,227,561	70,994	1,900,833	1,500,025	8,860,857
Mortality and expense risk charges (note 2)	(236,842)	(101,642)	(40,128)	(3,535,069)	(70,927)	(506,081)	(1,157,174)	(7,302,712)
Net investment income (loss)	200,088	(1,908)	(25,755)	1,692,492	67	1,394,752	342,851	1,558,145
Realized gain (loss) on investments	(46,863)	318,771	6,264	(287,123)	289,174	(393,199)	181,209	1,195,420
Change in unrealized gain (loss) on investments	1,022,190	751,782	712,851	41,589,850	621,534	3,765,049	9,212,432	77,730,304
Net gain (loss) on investments	975,327	1,070,553	719,115	41,302,727	910,708	3,371,850	9,393,641	78,925,724
Reinvested capital gains	625	-	-	17,158,685	488,669	-	3,731,035	21,546,765
Net increase (decrease) in contract owners’ equity resulting from operations	$1,176,040	1,068,645	693,360	60,153,904	1,399,444	4,766,602	13,467,527	102,030,634

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$1,135,434	5,202,266	97,790	4,757,951	160,890	7,052,797	242,184	1,165,962
Mortality and expense risk charges (note 2)	(1,020,293)	(4,466,838)	(65,067)	(3,618,502)	(115,162)	(5,861,237)	(161,785)	(1,070,194)
Net investment income (loss)	115,141	735,428	32,723	1,139,449	45,728	1,191,560	80,399	95,768
Realized gain (loss) on investments	(5,619,277)	4,361,002	20,246	3,214,681	102,549	10,103,519	363,304	642,056
Change in unrealized gain (loss) on investments	10,378,292	40,048,524	400,445	17,556,636	850,711	33,431,865	1,629,073	9,986,751
Net gain (loss) on investments	4,759,015	44,409,526	420,691	20,771,317	953,260	43,535,384	1,992,377	10,628,807
Reinvested capital gains	42,282	19,123,335	201,406	10,164,867	492,601	22,189,642	424,168	2,342,284
Net increase (decrease) in contract owners’ equity resulting from operations	$4,916,438	64,268,289	654,820	32,075,633	1,491,589	66,916,586	2,496,944	13,066,859

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
Reinvested dividends	$14,079,066	1,011,108	216,435	360,936	19,808,063	128,367	1,556,636	843,366
Mortality and expense risk charges (note 2)	(5,806,936)	(5,179,682)	(6,140,777)	(175,523)	(10,415,064)	(217,084)	(3,605,386)	(657,385)
Net investment income (loss)	8,272,130	(4,168,574)	(5,924,342)	185,413	9,392,999	(88,717)	(2,048,750)	185,981
Realized gain (loss) on investments	1,230,094	31,640,192	6,112,922	16,513	(1,833,859)	16,259	132,747	264,456
Change in unrealized gain (loss) on investments	58,950,274	56,539,514	81,987,671	795,511	46,333,027	1,429,815	19,921,547	9,153,417
Net gain (loss) on investments	60,180,368	88,179,706	88,100,593	812,024	44,499,168	1,446,074	20,054,294	9,417,873
Reinvested capital gains	31,114,208	24,159,048	24,651,354	-	-	1,844,366	27,098,459	1,802,471
Net increase (decrease) in contract owners’ equity resulting from operations	$99,566,706	108,170,180	106,827,605	997,437	53,892,167	3,201,723	45,104,003	11,406,325

Investment Activity:	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
Reinvested dividends	$1,394,268	58,836	135,185	12,560,330	422,707	814,214	20,755	92,851
Mortality and expense risk charges (note 2)	(1,447,615)	(50,382)	(124,855)	(3,762,756)	(496,377)	(1,145,297)	(5,688)	(133,267)
Net investment income (loss)	(53,347)	8,454	10,330	8,797,574	(73,670)	(331,083)	15,067	(40,416)
Realized gain (loss) on investments	527,688	141,326	613,503	418,114	1,876,192	(6,881,550)	(35,391)	131,287
Change in unrealized gain (loss) on investments	17,367,722	535,939	616,391	17,919,804	1,028,864	11,151,631	160,573	1,958,989
Net gain (loss) on investments	17,895,410	677,265	1,229,894	18,337,918	2,905,056	4,270,081	125,182	2,090,276
Reinvested capital gains	3,542,648	370,679	119,367	3,796,198	5,242,003	12,970,972	130,381	-
Net increase (decrease) in contract owners’ equity resulting from operations	$21,384,711	1,056,398	1,359,591	30,931,690	8,073,389	16,909,970	270,630	2,049,860

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
Reinvested dividends	$483,346	7,397,758	3,020,123	75,692	43,693	1,112	149,645	33
Mortality and expense risk charges (note 2)	(417,483)	(1,646,838)	(1,424,037)	(6,567)	(15,065)	(2,896)	(169,181)	(22)
Net investment income (loss)	65,863	5,750,920	1,596,086	69,125	28,628	(1,784)	(19,536)	11
Realized gain (loss) on investments	(1,312,523)	(1,876,271)	(1,099,522)	(743)	99	(81,869)	114,046	(43)
Change in unrealized gain (loss) on investments	3,849,551	(3,306,061)	7,814,328	28,316	18,113	225,568	498,807	342
Net gain (loss) on investments	2,537,028	(5,182,332)	6,714,806	27,573	18,212	143,699	612,853	299
Reinvested capital gains	288,506	-	5,567,784	-	-	11,266	437,634	-
Net increase (decrease) in contract owners’ equity resulting from operations	$2,891,397	568,588	13,878,676	96,698	46,840	153,181	1,030,951	310

Investment Activity:	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
Reinvested dividends	$336,925	-	30,781	-	-	389,681	528,058	539,630
Mortality and expense risk charges (note 2)	(237,050)	(67,260)	(240,925)	(222,393)	(918)	(864,546)	(314,449)	(214,864)
Net investment income (loss)	99,875	(67,260)	(210,144)	(222,393)	(918)	(474,865)	213,609	324,766
Realized gain (loss) on investments	86,467	163,904	(527,815)	(15,024)	(6,584)	323,135	(88,918)	145,032
Change in unrealized gain (loss) on investments	284,904	563,225	2,095,074	2,204,699	34,988	10,222,603	2,977,265	780,631
Net gain (loss) on investments	371,371	727,129	1,567,259	2,189,675	28,404	10,545,738	2,888,347	925,663
Reinvested capital gains	-	683,909	1,579,235	2,168,599	-	2,694,175	374,032	-
Net increase (decrease) in contract owners’ equity resulting from operations	$471,246	1,343,778	2,936,350	4,135,881	27,486	12,765,048	3,475,988	1,250,429

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,169,974	816,512	15,946	121,040	1,508,748	11,505	-	-
Mortality and expense risk charges (note 2)	(1,712,347)	(1,880,235)	(6,883)	(143,405)	(2,831,242)	(72,834)	(1,517,736)	(145,240)
Net investment income (loss)	(542,373)	(1,063,723)	9,063	(22,365)	(1,322,494)	(61,329)	(1,517,736)	(145,240)
Realized gain (loss) on investments	9,260,073	(635,655)	3,933	25,910	13,057,985	(244,991)	(1,306,249)	245,559
Change in unrealized gain (loss) on investments	5,981,307	13,483,731	282,821	1,103,086	5,536,661	954,808	14,523,402	1,844,169
Net gain (loss) on investments	15,241,380	12,848,076	286,754	1,128,996	18,594,646	709,817	13,217,153	2,089,728
Reinvested capital gains	18,480,518	18,439,810	78,188	1,822,125	29,929,637	531,307	9,136,201	1,343,579
Net increase (decrease) in contract owners’ equity resulting from operations	$33,179,525	30,224,163	374,005	2,928,756	47,201,789	1,179,795	20,835,618	3,288,067

Investment Activity:	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
Reinvested dividends	$58,990	210,456	28,809	167,964	95,787	3,088,592	-	5,199,428
Mortality and expense risk charges (note 2)	(20,899)	(92,208)	(7,173)	(31,666)	(24,516)	(2,543,469)	(24)	(1,291,283)
Net investment income (loss)	38,091	118,248	21,636	136,298	71,271	545,123	(24)	3,908,145
Realized gain (loss) on investments	(7,696)	(121,219)	382	(43,052)	31,444	(9,101,876)	(489)	270,893
Change in unrealized gain (loss) on investments	107,139	544,338	130,238	620,476	456,762	29,568,535	237	2,905,154
Net gain (loss) on investments	99,443	423,119	130,620	577,424	488,206	20,466,659	(252)	3,176,047
Reinvested capital gains	-	-	76,704	507,353	240,599	5,896,850	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$137,534	541,367	228,960	1,221,075	800,076	26,908,632	(276)	7,084,192

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
Reinvested dividends	$-	621	26,864	611,081	1,231,899	117,022	-	183,757
Mortality and expense risk charges (note 2)	(1,784,952)	(88)	(5,275)	(94,602)	(180,363)	(20,165)	(1,339)	(149,358)
Net investment income (loss)	(1,784,952)	533	21,589	516,479	1,051,536	96,857	(1,339)	34,399
Realized gain (loss) on investments	4,210,081	(809)	6,255	(582,073)	(1,314,170)	(47,956)	2	118,786
Change in unrealized gain (loss) on investments	12,048,222	1,648	77,498	2,146,174	4,530,873	378,811	(2,261)	1,561,087
Net gain (loss) on investments	16,258,303	839	83,753	1,564,101	3,216,703	330,855	(2,259)	1,679,873
Reinvested capital gains	17,779,311	1,981	66,515	1,885,863	4,189,120	324,288	-	762,979
Net increase (decrease) in contract owners’ equity resulting from operations	$32,252,662	3,353	171,857	3,966,443	8,457,359	752,000	(3,598)	2,477,251

Investment Activity:	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$164,408	1,014	1,830,558	29,094	598,749	640,856	383,283	1,332,243
Mortality and expense risk charges (note 2)	(119,470)	(9,380)	(955,086)	(1,965,162)	(2,335,065)	(515,153)	(690,342)	(645,645)
Net investment income (loss)	44,938	(8,366)	875,472	(1,936,068)	(1,736,316)	125,703	(307,059)	686,598
Realized gain (loss) on investments	645,292	119,527	(189,654)	1,789,884	9,718,366	(1,752,298)	1,013,804	(145,115)
Change in unrealized gain (loss) on investments	926,686	359,970	3,935,450	28,255,755	33,319,039	9,455,308	5,913,644	2,429,740
Net gain (loss) on investments	1,571,978	479,497	3,745,796	30,045,639	43,037,405	7,703,010	6,927,448	2,284,625
Reinvested capital gains	277,055	130,202	-	11,323,419	9,940,454	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,893,971	601,333	4,621,268	39,432,990	51,241,543	7,828,713	6,620,389	2,971,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
Reinvested dividends	$2,178	730	21,831	-	7,539	6,869,596	6,603	4,171,006
Mortality and expense risk charges (note 2)	(313)	(334)	(95,488)	(807,203)	(1,076)	(5,632,433)	(8,910)	(4,389,130)
Net investment income (loss)	1,865	396	(73,657)	(807,203)	6,463	1,237,163	(2,307)	(218,124)
Realized gain (loss) on investments	3	(50)	178,383	1,536,946	(584)	22,306,709	(71,288)	11,947,954
Change in unrealized gain (loss) on investments	236	3,665	1,364,961	5,024,982	35,777	48,996,359	143,263	39,939,427
Net gain (loss) on investments	239	3,615	1,543,344	6,561,928	35,193	71,303,068	71,975	51,887,381
Reinvested capital gains	-	7,170	504,007	10,070,543	597	16,506,174	73,166	8,743,532
Net increase (decrease) in contract owners' equity resulting from operations	$2,104	11,181	1,973,694	15,825,268	42,253	89,046,405	142,834	60,412,789

Investment Activity:	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$66	319,943	117,892	386,139	71,555	29,904	9,816	351
Mortality and expense risk charges (note 2)	(16)	(199,759)	(37,436)	(149,436)	(18,045)	(5,376)	(3,997)	(273)
Net investment income (loss)	50	120,184	80,456	236,703	53,510	24,528	5,819	78
Realized gain (loss) on investments	16	33,076	145,967	101,484	16,430	(5,503)	1,397	1,073
Change in unrealized gain (loss) on investments	(104)	2,064,805	37,185	505,217	90,421	50,369	32,086	1,093
Net gain (loss) on investments	(88)	2,097,881	183,152	606,701	106,851	44,866	33,483	2,166
Reinvested capital gains	293	569,931	-	-	-	-	18,368	698
Net increase (decrease) in contract owners' equity resulting from operations	$255	2,787,996	263,608	843,404	160,361	69,394	57,670	2,942

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
Reinvested dividends	$33	24,621	4,053,106	10,707,476	3,228,199	61,082,488	1,934,122	106,521
Mortality and expense risk charges (note 2)	(27)	(10,329)	(2,701,013)	(3,409,373)	(933,849)	(46,178,151)	(994,294)	(43,868)
Net investment income (loss)	6	14,292	1,352,093	7,298,103	2,294,350	14,904,337	939,828	62,653
Realized gain (loss) on investments	154	7,491	(1,752,774)	(1,681,671)	756,609	16,390,010	(170,679)	34,669
Change in unrealized gain (loss) on investments	82	(27,293)	8,743,038	10,826,728	4,154,130	185,482,176	4,336,645	127,782
Net gain (loss) on investments	236	(19,802)	6,990,264	9,145,057	4,910,739	201,872,186	4,165,966	162,451
Reinvested capital gains	76	13,352	-	-	-	10,825,818	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$318	7,842	8,342,357	16,443,160	7,205,089	227,602,341	5,105,794	225,104

Investment Activity:	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
Reinvested dividends	$2,714,807	3,278,435	20,496	9,098,984	9,879	1,414	1,069	1,523,842
Mortality and expense risk charges (note 2)	(1,454,401)	(2,246,248)	(1,821)	(7,630,483)	(7,754)	(1,464)	(867)	(3,862,929)
Net investment income (loss)	1,260,406	1,032,187	18,675	1,468,501	2,125	(50)	202	(2,339,087)
Realized gain (loss) on investments	(94,822)	(1,003,869)	77	-	3,526	13	33	572,631
Change in unrealized gain (loss) on investments	5,316,997	3,587,210	696	-	134,296	6,190	24,111	29,595,239
Net gain (loss) on investments	5,222,175	2,583,341	773	-	137,822	6,203	24,144	30,167,870
Reinvested capital gains	-	-	-	-	11,026	-	-	6,911,023
Net increase (decrease) in contract owners' equity resulting from operations	$6,482,581	3,615,528	19,448	1,468,501	150,973	6,153	24,346	34,739,806

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
Reinvested dividends	$7,097,118	353,316	4,377,327	671,566	17,180,625	-	-	258,735
Mortality and expense risk charges (note 2)	(5,866,272)	(120,091)	(1,780,379)	(44,103)	(1,160,833)	(2,308,574)	(1,779,292)	(278,347)
Net investment income (loss)	1,230,846	233,225	2,596,948	627,463	16,019,792	(2,308,574)	(1,779,292)	(19,612)
Realized gain (loss) on investments	909,398	(18,929)	(21,367)	(104,926)	(1,428,375)	6,629,580	(5,070,783)	(388,170)
Change in unrealized gain (loss) on investments	58,109,471	848,581	11,102,949	(84,902)	(4,645,527)	2,119,857	10,786,045	4,700,681
Net gain (loss) on investments	59,018,869	829,652	11,081,582	(189,828)	(6,073,902)	8,749,437	5,715,262	4,312,511
Reinvested capital gains	18,700,573	1,203,772	14,974,105	246,664	5,625,297	44,016,105	29,545,635	1,343,193
Net increase (decrease) in contract owners' equity resulting from operations	$78,950,288	2,266,649	28,652,635	684,299	15,571,187	50,456,968	33,481,605	5,636,092

Investment Activity:	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$872,219	732,137	1,421,947	14,754	5,031,768	461,829	228,552	16,343
Mortality and expense risk charges (note 2)	(1,424,912)	(584,866)	(1,463,006)	(3,164)	(3,244,329)	(970,837)	(625,495)	(26,565)
Net investment income (loss)	(552,693)	147,271	(41,059)	11,590	1,787,439	(509,008)	(396,943)	(10,222)
Realized gain (loss) on investments	3,727,688	(1,076,756)	(1,423,079)	(27,080)	(6,544,540)	2,231,541	1,324,883	(81,247)
Change in unrealized gain (loss) on investments	16,388,068	11,769,139	23,025,386	38,668	9,982,958	9,171,508	5,204,244	339,592
Net gain (loss) on investments	20,115,756	10,692,383	21,602,307	11,588	3,438,418	11,403,049	6,529,127	258,345
Reinvested capital gains	5,912,227	-	-	114,157	40,213,968	5,862,075	3,343,833	200,511
Net increase (decrease) in contract owners' equity resulting from operations	$25,475,290	10,839,654	21,561,248	137,335	45,439,825	16,756,116	9,476,017	448,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
Reinvested dividends	$730,998	968,806	4,041,059	6,279,126	4,060,118	4,467,243	263,931	1,441,190
Mortality and expense risk charges (note 2)	(1,576,149)	(493,088)	(2,423,781)	(4,973,521)	(4,069,701)	(2,759,042)	(100,822)	(1,667,369)
Net investment income (loss)	(845,151)	475,718	1,617,278	1,305,605	(9,583)	1,708,201	163,109	(226,179)
Realized gain (loss) on investments	6,641,110	485,656	(1,850,167)	9,742,258	(4,385,492)	1,676,428	26,958	8,613,128
Change in unrealized gain (loss) on investments	5,270,364	3,284,602	18,104,147	4,696,528	16,051,245	(860,109)	103,335	16,498,962
Net gain (loss) on investments	11,911,474	3,770,258	16,253,980	14,438,786	11,665,753	816,319	130,293	25,112,090
Reinvested capital gains	11,257,304	4,051,728	17,876,349	96,430,002	68,289,238	16,421,785	-	5,358,500
Net increase (decrease) in contract owners' equity resulting from operations	$22,323,627	8,297,704	35,747,607	112,174,393	79,945,408	18,946,305	293,402	30,244,411

Investment Activity:	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
Reinvested dividends	$988,440	73,051	4,910,846	-	-	42,285	-	194,192
Mortality and expense risk charges (note 2)	(1,615,652)	(17,515)	(4,107,201)	(80,482)	(580,760)	(792,593)	(601,305)	(103,184)
Net investment income (loss)	(627,212)	55,536	803,645	(80,482)	(580,760)	(750,308)	(601,305)	91,008
Realized gain (loss) on investments	14,753,218	(30,301)	6,796,829	(128,166)	(293,111)	899,993	(2,453,956)	131,937
Change in unrealized gain (loss) on investments	6,215,676	720,030	43,237,510	290,025	158,252	5,795,975	6,559,275	1,338,309
Net gain (loss) on investments	20,968,894	689,729	50,034,339	161,859	(134,859)	6,695,968	4,105,319	1,470,246
Reinvested capital gains	4,631,916	146,201	11,573,711	1,667,975	10,937,783	6,641,946	4,811,073	-
Net increase (decrease) in contract owners' equity resulting from operations	$24,973,598	891,466	62,411,695	1,749,352	10,222,164	12,587,606	8,315,087	1,561,254

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$1,134,653	366,597	1,002,763	247,315	302,862	2,184,715	2,061,051	43,782,553
Mortality and expense risk charges (note 2)	(829,339)	(191,152)	(677,726)	(319,202)	(545,747)	(5,136,453)	(9,167,363)	(48,283,750)
Net investment income (loss)	305,314	175,445	325,037	(71,887)	(242,885)	(2,951,738)	(7,106,312)	(4,501,197)
Realized gain (loss) on investments	288,774	(40,710)	(276,655)	550,254	(2,764,139)	11,151,511	22,212,277	68,482,858
Change in unrealized gain (loss) on investments	9,173,147	1,593,391	4,857,869	(4,023,582)	(2,883,314)	57,377,842	45,928,624	333,113,418
Net gain (loss) on investments	9,461,921	1,552,681	4,581,214	(3,473,328)	(5,647,453)	68,529,353	68,140,901	401,596,276
Reinvested capital gains	-	645,702	1,907,829	7,373,925	11,286,911	28,599,372	84,344,657	301,949,354
Net increase (decrease) in contract owners' equity resulting from operations	$9,767,235	2,373,828	6,814,080	3,828,710	5,396,573	94,176,987	145,379,246	699,044,433

Investment Activity:	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
Reinvested dividends	$509,793	11,725,852	999,602	86,702	2,990,853	3,379,562	14,527,468	3,030,800
Mortality and expense risk charges (note 2)	(30,140)	(774,554)	(1,597,588)	(14,348)	(1,418,970)	(3,844,974)	(11,833,156)	(2,519,533)
Net investment income (loss)	479,653	10,951,298	(597,986)	72,354	1,571,883	(465,412)	2,694,312	511,267
Realized gain (loss) on investments	(50,840)	(1,279,662)	(2,940,718)	37,761	270,981	6,001,853	11,566,295	8,150,856
Change in unrealized gain (loss) on investments	(211,448)	(4,905,924)	(14,450,894)	374,499	14,103,605	6,156,457	137,277,218	8,211,447
Net gain (loss) on investments	(262,288)	(6,185,586)	(17,391,612)	412,260	14,374,586	12,158,310	148,843,513	16,362,303
Reinvested capital gains	92,297	2,114,428	38,288,355	5,375	186,217	39,910,116	31,932,459	13,735,105
Net increase (decrease) in contract owners' equity resulting from operations	$309,662	6,880,140	20,298,757	489,989	16,132,686	51,603,014	183,470,284	30,608,675

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
Reinvested dividends	$37,125,894	13,530,729	44,192,284	15,356,431	12,863,050	104,658,481	1,936,390	8,547,694
Mortality and expense risk charges (note 2)	(28,854,191)	(10,032,682)	(31,018,582)	(10,590,341)	(8,861,804)	(95,811,761)	(1,164,906)	(4,785,099)
Net investment income (loss)	8,271,703	3,498,047	13,173,702	4,766,090	4,001,246	8,846,720	771,484	3,762,595
Realized gain (loss) on investments	1,917,432	27,759,548	(7,335,634)	14,984,145	(7,016,871)	239,173,773	(1,159,082)	(3,759,725)
Change in unrealized gain (loss) on investments	248,897,323	28,438,358	117,026,588	23,432,868	36,829,703	430,187,040	8,365,664	26,174,829
Net gain (loss) on investments	250,814,755	56,197,906	109,690,954	38,417,013	29,812,832	669,360,813	7,206,582	22,415,104
Reinvested capital gains	58,306,944	63,771,904	184,325,769	36,823,064	11,665,066	436,261,026	5,368,736	29,993,449
Net increase (decrease) in contract owners' equity resulting from operations	$317,393,402	123,467,857	307,190,425	80,006,167	45,479,144	1,114,468,559	13,346,802	56,171,148

Investment Activity:	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
Reinvested dividends	$66,306,825	63,522,101	52,922,430	18,484,513	15,250,717	32,674,528	28,246,391	268,176
Mortality and expense risk charges (note 2)	(35,665,322)	(35,281,992)	(29,636,432)	(10,653,635)	(9,121,647)	(21,706,771)	(20,377,804)	(296,814)
Net investment income (loss)	30,641,503	28,240,109	23,285,998	7,830,878	6,129,070	10,967,757	7,868,587	(28,638)
Realized gain (loss) on investments	(1,981,561)	4,036,280	14,950,857	(2,290,779)	(5,114,554)	19,916,421	25,369,177	160,078
Change in unrealized gain (loss) on investments	154,317,605	149,304,239	103,875,699	44,640,433	40,579,434	69,396,569	95,168,035	1,743,424
Net gain (loss) on investments	152,336,044	153,340,519	118,826,556	42,349,654	35,464,880	89,312,990	120,537,212	1,903,502
Reinvested capital gains	218,064,619	174,592,903	130,413,547	35,297,950	11,535,298	90,328,521	100,446,388	323,936
Net increase (decrease) in contract owners' equity resulting from operations	$401,042,166	356,173,531	272,526,101	85,478,482	53,129,248	190,609,268	228,852,187	2,198,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
Reinvested dividends	$321,727	31,594,960	13,949,586	22,834,228	10,044,047	1,288,778	165	-
Mortality and expense risk charges (note 2)	(262,650)	(18,028,204)	(8,216,163)	(15,076,979)	(6,616,097)	(979,884)	(1,871)	(195)
Net investment income (loss)	59,077	13,566,756	5,733,423	7,757,249	3,427,950	308,894	(1,706)	(195)
Realized gain (loss) on investments	184,384	(1,590,354)	(646,208)	2,455,958	1,103,735	(604,713)	(186)	1,169
Change in unrealized gain (loss) on investments	2,178,595	100,775,677	48,519,717	97,522,121	34,475,295	1,743,415	22,928	1,599
Net gain (loss) on investments	2,362,979	99,185,323	47,873,509	99,978,079	35,579,030	1,138,702	22,742	2,768
Reinvested capital gains	318,413	45,052,410	10,531,251	25,216,214	9,752,788	-	4,452	814
Net increase (decrease) in contract owners' equity resulting from operations	$2,740,469	157,804,489	64,138,183	132,951,542	48,759,768	1,447,596	25,488	3,387

Investment Activity:	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
Reinvested dividends	$-	62,873	192,388	68,071	128,964	1,472,634	2,804	4,085
Mortality and expense risk charges (note 2)	(46,445)	(212,658)	(169,371)	(92,386)	(126,870)	(924,696)	(327)	(1,098)
Net investment income (loss)	(46,445)	(149,785)	23,017	(24,315)	2,094	547,938	2,477	2,987
Realized gain (loss) on investments	186,419	918,513	(19,587)	(39,041)	(30,694)	(24,819)	67	231
Change in unrealized gain (loss) on investments	412,095	1,735,274	860,094	408,299	655,547	167,188	3,187	15,815
Net gain (loss) on investments	598,514	2,653,787	840,507	369,258	624,853	142,369	3,254	16,046
Reinvested capital gains	227,134	837,518	291,956	327,239	305,396	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$779,203	3,341,520	1,155,480	672,182	932,343	690,307	5,731	19,033

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$11,502	2,412	1,171,318	303,656	10,282,094	10,492,945	5,304	530,319
Mortality and expense risk charges (note 2)	(3,022)	(309)	(676,541)	(255,264)	(5,784,826)	(5,527,189)	(571)	(196,352)
Net investment income (loss)	8,480	2,103	494,777	48,392	4,497,268	4,965,756	4,733	333,967
Realized gain (loss) on investments	979	(3)	(185,615)	(40,867)	(2,973,394)	(4,466,965)	(11,941)	(33,459)
Change in unrealized gain (loss) on investments	26,435	208	3,627,074	818,587	7,513,362	22,495,555	19,562	1,134,133
Net gain (loss) on investments	27,414	205	3,441,459	777,720	4,539,968	18,028,590	7,621	1,100,674
Reinvested capital gains	4,505	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$40,399	2,308	3,936,236	826,112	9,037,236	22,994,346	12,354	1,434,641

Investment Activity:	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$11,930	50,798	3,928	111,868	-	1,747	-	-
Mortality and expense risk charges (note 2)	(1,104)	(37,461)	(45,791)	(135,089)	(277,767)	(1,034)	(4,176,964)	(597)
Net investment income (loss)	10,826	13,337	(41,863)	(23,221)	(277,767)	713	(4,176,964)	(597)
Realized gain (loss) on investments	579	18,824	40,038	112,274	(1,808,071)	(3,218)	6,912,254	6,471
Change in unrealized gain (loss) on investments	20,633	395,272	504,044	1,695,273	2,319,589	13,239	46,488,399	36,774
Net gain (loss) on investments	21,212	414,096	544,082	1,807,547	511,518	10,021	53,400,653	43,245
Reinvested capital gains	-	217,089	397,786	14,357	3,438,461	31,345	12,324,903	-
Net increase (decrease) in contract owners' equity resulting from operations	$32,038	644,522	900,005	1,798,683	3,672,212	42,079	61,548,592	42,648

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$-	21,172	68,722	-	791	30,448	-	759
Mortality and expense risk charges (note 2)	(415,798)	(83,136)	(197,668)	(147,849)	(1,912)	(7,610)	(662)	(3,524)
Net investment income (loss)	(415,798)	(61,964)	(128,946)	(147,849)	(1,121)	22,838	(662)	(2,765)
Realized gain (loss) on investments	(1,990,985)	(384,362)	214,567	(904,592)	1,348	302	1,402	13,260
Change in unrealized gain (loss) on investments	4,901,599	1,106,322	3,254,670	2,127,142	25,198	(188,998)	8,145	26,132
Net gain (loss) on investments	2,910,614	721,960	3,469,237	1,222,550	26,546	(188,696)	9,547	39,392
Reinvested capital gains	-	-	340,644	-	9,023	188,784	4,819	30,229
Net increase (decrease) in contract owners' equity resulting from operations	$2,494,816	659,996	3,680,935	1,074,701	34,448	22,926	13,704	66,856

Investment Activity:	WFVSCG	WFVOG2	AMTP
Reinvested dividends	$-	-	285
Mortality and expense risk charges (note 2)	(1,498,591)	(192)	(50)
Net investment income (loss)	(1,498,591)	(192)	235
Realized gain (loss) on investments	4,022,919	(487)	585
Change in unrealized gain (loss) on investments	1,489,391	2,744	(2,350)
Net gain (loss) on investments	5,512,310	2,257	(1,765)
Reinvested capital gains	15,459,225	1,609	3,092
Net increase (decrease) in contract owners' equity resulting from operations	$19,472,944	3,674	1,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	Total (unaudited)		ALVBWB		ALVGIB		ALVIVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$287,669,330	48,012,497	7,561	5,012	(20,197)	(34,204)	(3,073)	1,683
Realized gain (loss) on investments	624,926,283	903,559,124	(19,942)	(9,101)	221,641	556,652	(28,167)	(7,637)
Change in unrealized gain (loss) on investments	4,295,026,187	(7,183,273,744)	23,801	(50,299)	165,616	(1,334,184)	144,229	(111,862)
Reinvested capital gains	3,282,821,928	2,729,622,589	46,660	29,618	466,489	514,481	-	-
Net increase (decrease) in contract owners equity resulting from operations	8,490,443,728	(3,502,079,534)	58,080	(24,770)	833,549	(297,255)	112,989	(117,816)
Equity transactions:
Purchase payments received from contract owners’ (note 4)	3,434,033,211	3,332,836,301	-	-	21,988	24,455	403,246	452,845
Transfers between funds	-	-	(71,538)	(3,696)	(10,862)	(13,056)	127,175	263,234
Redemptions (notes 2, 3 and 4)	(5,314,983,070)	(5,137,288,422)	(20,497)	(88,463)	(399,054)	(388,722)	(21,362)	(1,397)
Adjustments to maintain reserves	(233,093)	277,245	(15)	(10)	(55)	(30)	(42)	-
Net equity transactions	(1,881,182,952)	(1,804,174,876)	(92,050)	(92,170)	(387,983)	(377,354)	509,017	714,682
Net change in contract owners' equity	6,609,260,776	(5,306,254,410)	(33,970)	(116,940)	445,566	(674,609)	622,006	596,866
Contract owners' equity beginning of period	48,895,196,042	54,201,450,452	357,099	474,039	3,972,318	4,646,927	596,866	-
Contract owners' equity end of period	$55,504,456,818	48,895,196,042	323,129	357,099	4,417,884	3,972,318	1,218,872	596,866
CHANGES IN UNITS:
Beginning units	3,251,297,853	3,312,790,557	24,863	30,764	139,338	151,189	78,022	-
Units purchased	545,542,130	471,155,538	12	1,645	3,676	18,845	79,128	85,638
Units redeemed	(627,696,805)	(532,648,242)	(5,766)	(7,546)	(15,633)	(30,696)	(18,789)	(7,616)
Ending units	3,169,143,178	3,251,297,853	19,109	24,863	127,381	139,338	138,361	78,022

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALVDAA		ALVDAB		ALVSVA		ALVSVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$752	682	(4,426)	(42,489)	1,388	315	(1,268,791)	(1,520,376)
Realized gain (loss) on investments	371	187	123,805	276,971	(41,753)	47,775	(3,789,502)	439,725
Change in unrealized gain (loss) on investments	5,982	(5,073)	1,626,256	(1,693,655)	81,145	(231,135)	10,377,766	(25,096,329)
Reinvested capital gains	59	69	16,293	20,238	83,869	72,676	10,839,184	8,634,531
Net increase (decrease) in contract owners' equity resulting from operations	7,164	(4,135)	1,761,928	(1,438,935)	124,649	(110,369)	16,158,657	(17,542,449)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	81,163	52,408	73,010	81,941	4,249,639	4,046,462
Transfers between funds	805	2,349	(250,118)	(559,040)	(144,068)	(83,099)	(1,087,700)	(3,511,982)
Redemptions (notes 2, 3 and 4)	(2,948)	(3,130)	(1,166,675)	(2,169,490)	(155,254)	(110,544)	(9,041,656)	(9,290,150)
Adjustments to maintain reserves	(1)	(13)	(174)	24	(25)	3	109	(235)
Net equity transactions	(2,144)	(793)	(1,335,804)	(2,676,098)	(226,337)	(111,699)	(5,879,608)	(8,755,906)
Net change in contract owners' equity	5,020	(4,928)	426,124	(4,115,033)	(101,688)	(222,068)	10,279,049	(26,298,355)
Contract owners' equity beginning of period	48,975	53,903	13,924,702	18,039,735	696,729	918,797	88,378,183	114,676,538
Contract owners' equity end of period	$53,995	48,975	14,350,826	13,924,702	595,041	696,729	98,657,232	88,378,183
CHANGES IN UNITS:
Beginning units	4,197	4,267	1,218,690	1,435,565	46,638	52,066	2,480,515	2,686,124
Units purchased	96	196	28,796	38,288	11,562	17,230	451,892	245,058
Units redeemed	(263)	(266)	(136,560)	(255,163)	(24,933)	(22,658)	(598,138)	(450,667)
Ending units	4,030	4,197	1,110,926	1,218,690	33,267	46,638	2,334,269	2,480,515

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALMCS		ARLPE3		AAEIP3		ACVIP1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,506)	(4,025)	(360)	-	281	301	39,101	39,724
Realized gain (loss) on investments	27,121	7,030	60	-	16	300	(1,890)	(26)
Change in unrealized gain (loss) on investments	28,498	(90,445)	19,067	-	3,451	(5,079)	107,557	(80,290)
Reinvested capital gains	36,993	54,815	734	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	89,106	(32,625)	19,501	-	3,748	(4,478)	144,768	(40,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	50,000	-	-	113,025	379,493
Transfers between funds	(2,406)	5,587	-	-	996	(2,343)	77,307	101,573
Redemptions (notes 2, 3 and 4)	(96,820)	(25,448)	-	-	(256)	(293)	(20,775)	(35,644)
Adjustments to maintain reserves	7	(4)	-	3	(4)	5	(13)	6
Net equity transactions	(99,219)	(19,866)	-	50,003	736	(2,632)	169,544	445,427
Net change in contract owners' equity	(10,113)	(52,491)	19,501	50,003	4,484	(7,110)	314,312	404,835
Contract owners' equity beginning of period	323,749	376,240	50,003	-	18,486	25,596	1,567,758	1,162,923
Contract owners' equity end of period	$313,636	323,749	69,504	50,003	22,970	18,486	1,882,070	1,567,758
CHANGES IN UNITS:
Beginning units	14,528	15,407	5,727	-	2,662	2,975	164,109	118,106
Units purchased	-	305	-	5,727	148	115	28,124	54,009
Units redeemed	(3,531)	(1,184)	-	-	(52)	(428)	(11,015)	(8,006)
Ending units	10,997	14,528	5,727	5,727	2,758	2,662	181,218	164,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVB		ACVCA		ACVIG		ACVIG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$57,236	18,098	(423)	(406)	99,005	84,286	15,716	9,831
Realized gain (loss) on investments	1,032,579	1,248,626	439	725	747,998	790,680	104,491	209,046
Change in unrealized gain (loss) on investments	2,726,758	(2,785,551)	3,467	(2,256)	672,896	(3,106,831)	254,317	(774,609)
Reinvested capital gains	596,471	189,600	5,142	180	1,183,287	1,094,429	296,045	273,788
Net increase (decrease) in contract owners' equity resulting from operations	4,413,044	(1,329,227)	8,625	(1,757)	2,703,186	(1,137,436)	670,569	(281,944)
Equity transactions:
Purchase payments received from contract owners (note 4)	270,246	175,873	(2,747)	(363)	131,923	102,296	14,540	56,748
Transfers between funds	(328,394)	470,944	(2,669)	-	(322,475)	493,710	41,798	58,046
Redemptions (notes 2, 3 and 4)	(3,177,310)	(3,357,012)	3,231	(4,151)	(1,828,658)	(1,340,011)	(262,307)	(418,367)
Adjustments to maintain reserves	80	(167)	19	2,300	(32)	53	(33)	29
Net equity transactions	(3,235,378)	(2,710,362)	(2,166)	(2,214)	(2,019,242)	(743,953)	(206,002)	(303,545)
Net change in contract owners' equity	1,177,666	(4,039,589)	6,459	(3,971)	683,944	(1,881,389)	464,567	(585,489)
Contract owners' equity beginning of period	25,405,778	29,445,367	26,605	30,576	12,831,751	14,713,140	3,108,648	3,694,137
Contract owners' equity end of period	$26,583,444	25,405,778	33,064	26,605	13,515,695	12,831,751	3,573,215	3,108,648
CHANGES IN UNITS:
Beginning units	685,780	753,983	-	-	578,960	610,024	113,996	124,007
Units purchased	17,935	35,053	(64)	-	20,725	44,837	4,298	5,890
Units redeemed	(97,393)	(103,256)	64	-	(100,911)	(75,901)	(10,916)	(15,901)
Ending units	606,322	685,780	-	-	498,774	578,960	107,378	113,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,615,794	2,901,475	(36)	(9)	86,999	19,616	516,439	(568,279)
Realized gain (loss) on investments	(7,344,659)	(7,207,810)	(45)	113	125,277	249,401	1,868,400	6,199,565
Change in unrealized gain (loss) on investments	20,172,194	(5,751,415)	1,228	(1,672)	1,219,366	(2,613,642)	17,862,198	(39,883,668)
Reinvested capital gains	-	-	342	493	1,106,312	756,816	16,631,278	10,516,053
Net increase (decrease) in contract owners' equity resulting from operations	14,443,329	(10,057,750)	1,489	(1,075)	2,537,954	(1,587,809)	36,878,315	(23,736,329)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,734,622	8,018,377	850	697	149,699	243,946	5,719,305	8,618,834
Transfers between funds	(10,290,806)	8,366,599	-	-	(446,786)	(864,388)	(9,643,269)	(6,110,681)
Redemptions (notes 2, 3 and 4)	(22,735,145)	(24,475,142)	(1,383)	(1,508)	(1,183,247)	(965,710)	(13,820,215)	(15,344,337)
Adjustments to maintain reserves	(58)	110	14	(12)	(43)	25	190	(34)
Net equity transactions	(28,291,387)	(8,090,056)	(519)	(824)	(1,480,377)	(1,586,128)	(17,743,989)	(12,836,218)
Net change in contract owners' equity	(13,848,058)	(18,147,806)	970	(1,899)	1,057,577	(3,173,937)	19,134,326	(36,572,547)
Contract owners' equity beginning of period	211,114,700	229,262,506	6,179	8,078	9,772,736	12,946,673	141,824,493	178,397,040
Contract owners' equity end of period	$197,266,642	211,114,700	7,149	6,179	10,830,313	9,772,736	160,958,819	141,824,493
CHANGES IN UNITS:
Beginning units	16,102,403	16,760,938	-	-	458,528	517,510	5,609,467	6,044,690
Units purchased	1,623,583	3,490,174	-	-	33,479	41,024	555,288	602,173
Units redeemed	(3,721,317)	(4,148,709)	-	-	(92,040)	(100,006)	(1,164,361)	(1,037,396)
Ending units	14,004,669	16,102,403	-	-	399,967	458,528	5,000,394	5,609,467

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVCB4		AMVBC4		AMVI4		AMVGS4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,913	1,485	7,176	1,443	3,536	1,476	(1,827)	(18)
Realized gain (loss) on investments	19	(61)	(8,346)	(4)	(1,229)	(21)	233	-
Change in unrealized gain (loss) on investments	17,979	(8,710)	37,753	(13,200)	74,566	(14,501)	63,210	540
Reinvested capital gains	-	-	36,940	-	13,775	-	10,790	-
Net increase (decrease) in contract owners’ equity resulting from operations	20,911	(7,286)	73,523	(11,761)	90,648	(13,046)	72,406	522
Equity transactions:
Purchase payments received from contract owners (note 4)	13,810	126,516	384,916	216,953	134,536	308,136	-	145,247
Transfers between funds	-	-	(83,330)	2,133	(56,374)	61,730	320,909	-
Redemptions (notes 2, 3 and 4)	(4,271)	(1,225)	(32,690)	-	-	-	-	-
Adjustments to maintain reserves	(7)	2	(5)	(2)	(9)	1	(3)	(8)
Net equity transactions	9,532	125,292	268,891	219,084	78,153	369,867	320,906	145,239
Net change in contract owners’ equity	30,443	118,006	342,414	207,323	168,801	356,821	393,312	145,761
Contract owners’ equity beginning of period	118,006	-	207,323	-	356,821	-	145,761	-
Contract owners’ equity end of period	$148,449	118,006	549,737	207,323	525,622	356,821	539,073	145,761
CHANGES IN UNITS:
Beginning units	12,383	-	22,264	-	41,884	-	16,712	-
Units purchased	1,345	12,508	37,771	22,264	14,396	41,884	30,663	16,712
Units redeemed	(410)	(125)	(11,065)	-	(5,693)	-	-	-
Ending units	13,318	12,383	48,970	22,264	50,587	41,884	47,375	16,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AFGF		AFHY		AVPAP2		AFGC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(32,541)	(72,260)	24,794	25,228	5,784,153	(1,640,169)	5,486	4,623
Realized gain (loss) on investments	278,682	327,349	4,086	(12,047)	7,554,193	12,512,742	5,294	266
Change in unrealized gain (loss) on investments	1,287,502	(1,361,317)	20,068	(32,457)	64,583,504	(88,710,918)	15,891	(8,086)
Reinvested capital gains	1,052,808	1,083,012	-	-	31,194,882	30,232,133	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	2,586,451	(23,216)	48,948	(19,276)	109,116,732	(47,606,212)	26,671	(3,197)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,631	5,250	2,460	4,135	3,850,569	5,563,251	490	594
Transfers between funds	(88,161)	-	57,298	8,508	(5,661,280)	(3,554,309)	(22,768)	-
Redemptions (notes 2, 3 and 4)	(902,662)	(1,493,953)	(13,518)	(348,341)	(53,769,934)	(64,390,413)	(47,142)	(35,647)
Adjustments to maintain reserves	(271)	(115)	(29)	(32)	(302)	40	114	27
Net equity transactions	(981,463)	(1,488,817)	46,211	(335,731)	(55,580,947)	(62,381,431)	(69,306)	(35,026)
Net change in contract owners’ equity	1,604,988	(1,512,033)	95,159	(355,007)	53,535,785	(109,987,643)	(42,635)	(38,223)
Contract owners’ equity beginning of period	9,262,157	10,774,190	408,370	763,377	698,288,757	808,276,400	646,379	684,602
Contract owners’ equity end of period	$10,867,145	9,262,157	503,529	408,370	751,824,542	698,288,757	603,744	646,379
CHANGES IN UNITS:
Beginning units	54,721	62,814	6,474	11,741	52,660,875	57,113,592	17,972	18,957
Units purchased	45	24	3,449	3,896	712,086	1,599,478	1,228	13
Units redeemed	(5,151)	(8,117)	(2,741)	(9,163)	(4,579,942)	(6,052,195)	(3,109)	(998)
Ending units	49,615	54,721	7,182	6,474	48,793,019	52,660,875	16,091	17,972

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BRVED3		BRVHY3		BRVTR3		MLVGA3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$781,577	538,348	1,553,903	1,344,330	3,993,879	2,888,280	(1,297,423)	(2,930,326)
Realized gain (loss) on investments	3,668,505	4,407,565	(112,894)	(1,024,322)	339,629	(295,238)	(2,037,524)	2,038,078
Change in unrealized gain (loss) on investments	31,158,239	(40,364,295)	2,986,344	(1,535,712)	18,085,961	(8,016,626)	38,288,560	(46,294,503)
Reinvested capital gains	15,581,116	16,298,658	-	-	1,220,830	-	12,719,919	15,092,560
Net increase (decrease) in contract owners’ equity resulting from operations	51,189,437	(19,119,724)	4,427,353	(1,215,704)	23,640,299	(5,423,584)	47,673,532	(32,094,191)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,196,798	3,463,338	4,012,858	4,765,863	53,225,836	61,131,513	4,826,980	9,388,774
Transfers between funds	670,756	(13,092,120)	22,865,181	(9,140,347)	(2,507,430)	4,698,357	(12,065,769)	(9,567,002)
Redemptions (notes 2, 3 and 4)	(13,040,932)	(10,595,381)	(4,252,330)	(2,680,187)	(15,392,639)	(11,077,540)	(25,960,964)	(27,826,074)
Adjustments to maintain reserves	(404)	92	51	73	(685)	110	324	11
Net equity transactions	(10,173,782)	(20,224,072)	22,625,760	(7,054,598)	35,325,082	54,752,440	(33,199,429)	(28,004,292)
Net change in contract owners’ equity	41,015,655	(39,343,796)	27,053,113	(8,270,302)	58,965,381	49,328,856	14,474,103	(60,098,483)
Contract owners’ equity beginning of period	201,419,396	240,763,192	22,913,395	31,183,697	297,633,981	248,305,125	315,865,407	375,963,890
Contract owners’ equity end of period	$242,435,051	201,419,396	49,966,508	22,913,395	356,599,362	297,633,981	330,339,510	315,865,407
CHANGES IN UNITS:
Beginning units	17,237,659	18,794,597	2,224,850	2,888,766	30,210,417	24,686,644	20,772,328	22,494,782
Units purchased	1,851,615	1,363,536	4,751,354	4,999,736	8,297,527	8,522,116	777,100	1,144,523
Units redeemed	(2,569,165)	(2,920,474)	(2,701,337)	(5,663,652)	(4,897,652)	(2,998,343)	(2,800,466)	(2,866,977)
Ending units	16,520,109	17,237,659	4,274,867	2,224,850	33,610,292	30,210,417	18,748,962	20,772,328

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DVMCSS		DVSCS		DSIF		DSIFS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(377,026)	(441,136)	(378,098)	(521,491)	796,857	665,518	(10,809)	(129,502)
Realized gain (loss) on investments	(527,313)	(182,674)	1,870,302	4,740,391	10,795,996	12,264,225	10,093,791	10,675,558
Change in unrealized gain (loss) on investments	3,796,899	(9,294,649)	5,270,214	(15,917,127)	32,140,364	(29,584,102)	16,166,722	(21,362,236)
Reinvested capital gains	2,275,580	4,002,076	5,975,171	4,352,311	11,036,439	5,118,664	6,860,537	3,274,385
Net increase (decrease) in contract owners’ equity resulting from operations	5,168,140	(5,916,383)	12,737,589	(7,345,916)	54,769,656	(11,535,695)	33,110,241	(7,541,795)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,181,922	3,419,448	727,089	880,741	1,821,937	1,845,899	1,073,020	856,517
Transfers between funds	(320,658)	(2,412,706)	(731,981)	(158,078)	(3,921,658)	(3,557,544)	(5,030,114)	(7,050,018)
Redemptions (notes 2, 3 and 4)	(2,282,372)	(2,461,817)	(8,976,734)	(8,947,999)	(24,429,089)	(24,519,145)	(15,523,311)	(13,623,261)
Adjustments to maintain reserves	(43)	40	(511)	(73)	(2,467)	539	320	94
Net equity transactions	(421,151)	(1,455,036)	(8,982,137)	(8,225,410)	(26,531,277)	(26,230,252)	(19,480,085)	(19,816,669)
Net change in contract owners’ equity	4,746,989	(7,371,419)	3,755,452	(15,571,326)	28,238,379	(37,765,947)	13,630,156	(27,358,464)
Contract owners’ equity beginning of period	28,400,681	35,772,100	64,992,389	80,563,715	195,636,734	233,402,681	120,468,689	147,827,153
Contract owners’ equity end of period	$33,147,670	28,400,681	68,747,841	64,992,389	223,875,113	195,636,734	134,098,845	120,468,689
CHANGES IN UNITS:
Beginning units	2,557,928	2,675,080	1,815,204	2,016,378	3,296,757	3,700,488	4,135,263	4,741,553
Units purchased	378,657	457,139	145,078	228,828	57,670	60,251	228,217	237,751
Units redeemed	(410,169)	(574,291)	(371,668)	(430,002)	(439,381)	(463,982)	(794,287)	(844,041)
Ending units	2,526,416	2,557,928	1,588,614	1,815,204	2,915,046	3,296,757	3,569,193	4,135,263

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DSRG		DCAP		DCAPS		DVDLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$52,860	171,748	(41,613)	(20,944)	(534,615)	(508,097)	(11,400)	(13,416)
Realized gain (loss) on investments	1,377,602	1,511,319	(89,538)	186,732	(2,399,278)	428,131	(20,724)	24,615
Change in unrealized gain (loss) on investments	7,455,471	(10,565,838)	4,699,214	(5,389,509)	18,278,513	(19,390,741)	23,735	(388,974)
Reinvested capital gains	1,178,797	6,984,593	2,863,406	3,218,564	10,390,499	12,286,830	162,387	166,236
Net increase (decrease) in contract owners’ equity resulting from operations	10,064,730	(1,898,178)	7,431,469	(2,005,157)	25,735,119	(7,183,877)	153,998	(211,539)
Equity transactions:
Purchase payments received from contract owners (note 4)	216,926	215,004	227,218	277,822	774,157	881,738	1,374	1,091
Transfers between funds	(102,715)	(428,149)	(591,607)	(170,131)	(3,417,900)	(6,185,419)	(66,711)	54,468
Redemptions (notes 2, 3 and 4)	(3,669,305)	(3,688,123)	(2,463,890)	(1,522,521)	(10,792,495)	(11,202,466)	(45,985)	(42,229)
Adjustments to maintain reserves	210	(12)	(440)	(13)	117	(69)	(74)	(1)
Net equity transactions	(3,554,884)	(3,901,280)	(2,828,719)	(1,414,844)	(13,436,121)	(16,506,216)	(111,396)	13,328
Net change in contract owners’ equity	6,509,846	(5,799,458)	4,602,750	(3,420,001)	12,298,998	(23,690,093)	42,602	(198,211)
Contract owners’ equity beginning of period	32,282,527	38,081,985	22,808,676	26,228,677	79,876,330	103,566,423	797,671	995,882
Contract owners’ equity end of period	$38,792,373	32,282,527	27,411,426	22,808,676	92,175,328	79,876,330	840,273	797,671
CHANGES IN UNITS:
Beginning units	729,093	811,429	835,497	883,156	3,195,645	3,794,414	37,666	37,554
Units purchased	9,842	6,028	13,670	17,691	247,357	133,386	1,424	5,055
Units redeemed	(78,004)	(88,364)	(101,610)	(65,350)	(681,526)	(732,155)	(5,782)	(4,943)
Ending units	660,931	729,093	747,557	835,497	2,761,476	3,195,645	33,308	37,666

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DGI		CHSMM		CLVHY2		DWVVLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(33,475)	(75,628)	51,806	37,433	258,043	116,577	24,488	17,031
Realized gain (loss) on investments	710,612	763,346	-	-	(32,063)	(17,915)	20,077	9,773
Change in unrealized gain (loss) on investments	981,180	(2,654,626)	-	-	462,870	(259,535)	231,936	(229,654)
Reinvested capital gains	1,462,853	1,283,614	-	-	-	-	166,089	113,066
Net increase (decrease) in contract owners’ equity resulting from operations	3,121,170	(683,294)	51,806	37,433	688,850	(160,873)	442,590	(89,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	143,836	206,133	354,637	-	1,173,796	941,386	83,215	426,502
Transfers between funds	(343,645)	(173,607)	350,926	1,635,188	7,028,508	512,113	(119,935)	543,622
Redemptions (notes 2, 3 and 4)	(1,245,027)	(1,589,835)	(452,502)	(1,519,027)	(524,344)	(159,782)	(88,082)	(79,309)
Adjustments to maintain reserves	21	(81)	131	(321)	(88)	(7)	24	(21)
Net equity transactions	(1,444,815)	(1,557,391)	253,192	115,840	7,677,872	1,293,711	(124,778)	890,794
Net change in contract owners’ equity	1,676,355	(2,240,685)	304,998	153,273	8,366,722	1,132,838	317,812	801,010
Contract owners’ equity beginning of period	11,876,919	14,117,604	5,092,814	4,939,541	2,889,165	1,756,327	2,361,387	1,560,377
Contract owners’ equity end of period	$13,553,274	11,876,919	5,397,812	5,092,814	11,255,887	2,889,165	2,679,199	2,361,387
CHANGES IN UNITS:
Beginning units	442,636	494,849	514,302	503,857	299,403	172,298	145,302	92,725
Units purchased	6,680	17,985	328,768	525,539	1,238,925	171,486	8,803	63,557
Units redeemed	(52,962)	(70,198)	(303,689)	(515,094)	(523,306)	(44,381)	(15,631)	(10,980)
Ending units	396,354	442,636	539,381	514,302	1,015,022	299,403	138,474	145,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DWVSVS		ETVFR		FVU2S		FQB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(446,215)	(605,644)	2,007,350	1,499,161	2,828	(2,689)	81,334	98,361
Realized gain (loss) on investments	779,641	827,868	58,158	651,715	57	(65)	(22,885)	(64,112)
Change in unrealized gain (loss) on investments	7,604,064	(15,227,262)	1,839,155	(3,696,557)	87,285	(46,762)	317,598	(149,281)
Reinvested capital gains	4,715,968	4,256,704	-	-	-	-	190	-
Net increase (decrease) in contract owners’ equity resulting from operations	12,653,458	(10,748,334)	3,904,663	(1,545,681)	90,170	(49,516)	376,237	(115,032)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,848,265	6,000,712	4,350,576	11,478,732	2,494	1,525	20,562	37,690
Transfers between funds	(2,277,936)	(3,965,886)	(7,616,127)	14,604,066	19,873	580,581	(21,742)	(250,863)
Redemptions (notes 2, 3 and 4)	(4,624,912)	(3,675,281)	(6,436,803)	(5,711,864)	(27,079)	(37,062)	(546,431)	(762,288)
Adjustments to maintain reserves	(460)	16	8,624	(10,055)	(32)	28	(52)	5
Net equity transactions	(1,055,043)	(1,640,440)	(9,693,730)	20,360,879	(4,744)	545,072	(547,663)	(975,456)
Net change in contract owners’ equity	11,598,415	(12,388,774)	(5,789,067)	18,815,198	85,426	495,556	(171,426)	(1,090,488)
Contract owners’ equity beginning of period	48,439,903	60,828,677	74,687,662	55,872,464	495,556	-	4,947,178	6,037,666
Contract owners’ equity end of period	$60,038,318	48,439,903	68,898,595	74,687,662	580,982	495,556	4,775,752	4,947,178
CHANGES IN UNITS:
Beginning units	3,576,288	3,677,512	7,168,898	5,278,077	54,758	-	311,338	372,687
Units purchased	1,114,377	748,972	1,523,616	3,954,744	2,565	58,491	18,867	14,527
Units redeemed	(1,173,235)	(850,196)	(2,417,523)	(2,063,923)	(3,012)	(3,733)	(51,759)	(75,876)
Ending units	3,517,430	3,576,288	6,274,991	7,168,898	54,311	54,758	278,446	311,338

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FQBS		FEMS2		FC2		FEIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$200,088	248,814	(1,908)	3,044	(25,755)	-	1,692,492	2,430,050
Realized gain (loss) on investments	(46,863)	(206,676)	318,771	(1,665)	6,264	-	(287,123)	(2,461,075)
Change in unrealized gain (loss) on investments	1,022,190	(464,573)	751,782	(264,336)	712,851	-	41,589,850	(39,778,728)
Reinvested capital gains	625	-	-	-	-	-	17,158,685	13,534,654
Net increase (decrease) in contract owners’ equity resulting from operations	1,176,040	(422,435)	1,068,645	(262,957)	693,360	-	60,153,904	(26,275,099)
Equity transactions:
Purchase payments received from contract owners (note 4)	23,521	107,692	2,103,423	1,212,902	6,486,940	-	1,881,713	3,164,930
Transfers between funds	(285,597)	(640,694)	2,385,232	1,783,483	3,983,586	-	(4,812,294)	(5,826,018)
Redemptions (notes 2, 3 and 4)	(1,387,888)	(1,881,553)	(302,829)	(30,014)	(80,413)	-	(27,936,449)	(32,592,694)
Adjustments to maintain reserves	(141)	(45)	(109)	(26)	(51)	-	(220)	1,281
Net equity transactions	(1,650,105)	(2,414,600)	4,185,717	2,966,345	10,390,062	-	(30,867,250)	(35,252,501)
Net change in contract owners’ equity	(474,065)	(2,837,035)	5,254,362	2,703,388	11,083,422	-	29,286,654	(61,527,600)
Contract owners’ equity beginning of period	16,238,610	19,075,645	2,703,388	-	-	-	245,903,463	307,431,063
Contract owners’ equity end of period	$15,764,545	16,238,610	7,957,750	2,703,388	11,083,422	-	275,190,117	245,903,463
CHANGES IN UNITS:
Beginning units	1,167,224	1,339,808	328,114	-	-	-	3,475,394	3,943,755
Units purchased	47,214	46,209	1,258,556	345,624	280,639	-	32,202	44,825
Units redeemed	(160,178)	(218,793)	(827,640)	(17,510)	(8,815)	-	(428,437)	(513,186)
Ending units	1,054,260	1,167,224	759,030	328,114	271,824	-	3,079,159	3,475,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FVSS2		FHIP		FAMP		FB2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$67	(41,456)	1,394,752	1,659,432	342,851	275,552	1,558,145	96,718
Realized gain (loss) on investments	289,174	332,339	(393,199)	(147,736)	181,209	(709,692)	1,195,420	1,118,749
Change in unrealized gain (loss) on investments	621,534	(1,642,487)	3,765,049	(3,327,761)	9,212,432	(8,812,378)	77,730,304	(44,377,897)
Reinvested capital gains	488,669	262,800	-	-	3,731,035	3,209,936	21,546,765	17,121,835
Net increase (decrease) in contract owners’ equity resulting from operations	1,399,444	(1,088,804)	4,766,602	(1,816,065)	13,467,527	(6,036,582)	102,030,634	(26,040,595)
Equity transactions:
Purchase payments received from contract owners (note 4)	96,782	32,449	555,725	663,470	571,281	924,400	138,155,428	111,858,100
Transfers between funds	(65,388)	(174,090)	(25,113)	(713,776)	(696,858)	(1,238,192)	25,217,414	17,411,622
Redemptions (notes 2, 3 and 4)	(920,819)	(459,049)	(4,488,734)	(5,664,600)	(10,186,594)	(11,708,861)	(21,606,372)	(14,346,905)
Adjustments to maintain reserves	(42)	135	(19)	(72)	(619)	139	1,227	(1,450)
Net equity transactions	(889,467)	(600,555)	(3,958,141)	(5,714,979)	(10,312,790)	(12,022,513)	141,767,697	114,921,367
Net change in contract owners’ equity	509,977	(1,689,359)	808,461	(7,531,044)	3,154,737	(18,059,095)	243,798,331	88,880,772
Contract owners’ equity beginning of period	4,703,409	6,392,768	36,325,427	43,856,471	84,578,726	102,637,821	397,518,598	308,637,826
Contract owners’ equity end of period	$5,213,386	4,703,409	37,133,888	36,325,427	87,733,463	84,578,726	641,316,929	397,518,598
CHANGES IN UNITS:
Beginning units	151,463	167,647	1,021,563	1,174,888	1,862,553	2,119,632	35,320,687	25,845,784
Units purchased	7,398	2,686	80,640	101,970	16,072	32,076	14,636,901	12,130,249
Units redeemed	(31,957)	(18,870)	(189,594)	(255,295)	(225,886)	(289,155)	(3,422,206)	(2,655,346)
Ending units	126,904	151,463	912,609	1,021,563	1,652,739	1,862,553	46,535,382	35,320,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FNRS2		FEI2		FF10S		FF10S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$115,141	(811,236)	735,428	1,426,060	32,723	7,996	1,139,449	(206,607)
Realized gain (loss) on investments	(5,619,277)	(25,823)	4,361,002	5,139,766	20,246	45,923	3,214,681	5,460,195
Change in unrealized gain (loss) on investments	10,378,292	(20,975,884)	40,048,524	(49,613,070)	400,445	(443,305)	17,556,636	(26,102,773)
Reinvested capital gains	42,282	83,754	19,123,335	14,100,291	201,406	135,453	10,164,867	7,001,858
Net increase (decrease) in contract owners’ equity resulting from operations	4,916,438	(21,729,189)	64,268,289	(28,946,953)	654,820	(253,933)	32,075,633	(13,847,327)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,047,920	4,026,524	12,034,054	13,592,671	44,106	62,426	12,869,654	9,521,640
Transfers between funds	(1,379,579)	91,368	(7,908,080)	(7,598,687)	127,427	339,387	11,270,056	1,817,392
Redemptions (notes 2, 3 and 4)	(7,046,678)	(9,016,858)	(29,592,328)	(24,940,460)	(257,892)	(604,627)	(24,077,768)	(22,756,523)
Adjustments to maintain reserves	546	(868)	(857)	850	(92)	(805)	(171)	203
Net equity transactions	(5,377,791)	(4,899,834)	(25,467,211)	(18,945,626)	(86,451)	(203,618)	61,771	(11,417,288)
Net change in contract owners’ equity	(461,353)	(26,629,023)	38,801,078	(47,892,579)	568,369	(457,551)	32,137,404	(25,264,615)
Contract owners’ equity beginning of period	61,660,616	88,289,639	263,063,000	310,955,579	4,451,599	4,909,150	229,569,311	254,833,926
Contract owners’ equity end of period	$61,199,263	61,660,616	301,864,078	263,063,000	5,019,968	4,451,599	261,706,715	229,569,311
CHANGES IN UNITS:
Beginning units	5,084,672	5,387,615	10,753,975	11,450,750	290,998	300,966	14,151,513	14,831,606
Units purchased	836,577	6,618,436	1,129,697	951,630	27,445	35,212	1,851,400	1,274,206
Units redeemed	(1,269,554)	(6,921,379)	(2,027,006)	(1,648,405)	(31,804)	(45,180)	(1,883,163)	(1,954,299)
Ending units	4,651,695	5,084,672	9,856,666	10,753,975	286,639	290,998	14,119,750	14,151,513

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FF20S		FF20S2		FF30S		FF30S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$45,728	8,956	1,191,560	(1,050,146)	80,399	(11,834)	95,768	(371,147)
Realized gain (loss) on investments	102,549	344,974	10,103,519	15,114,450	363,304	621,571	642,056	1,403,270
Change in unrealized gain (loss) on investments	850,711	(1,352,360)	33,431,865	(60,188,294)	1,629,073	(2,131,261)	9,986,751	(9,147,520)
Reinvested capital gains	492,601	308,057	22,189,642	14,371,284	424,168	342,307	2,342,284	1,773,016
Net increase (decrease) in contract owners' equity resulting from operations	1,491,589	(690,373)	66,916,586	(31,752,706)	2,496,944	(1,179,217)	13,066,859	(6,342,381)
Equity transactions:
Purchase payments received from contract owners (note 4)	250,743	184,722	4,358,055	4,850,225	757,846	925,011	4,902,139	3,969,084
Transfers between funds	146,441	900,717	(717,213)	(9,066,291)	366,010	36,865	520,483	(1,402,694)
Redemptions (notes 2, 3 and 4)	(2,114,725)	(1,092,601)	(46,742,011)	(46,183,840)	(1,303,919)	(1,841,177)	(7,184,811)	(7,439,666)
Adjustments to maintain reserves	(64)	22	(16)	414	1	(17)	(336)	142
Net equity transactions	(1,717,605)	(7,140)	(43,101,185)	(50,399,492)	(180,062)	(879,318)	(1,762,525)	(4,873,133)
Net change in contract owners' equity	(226,016)	(697,513)	23,815,401	(82,152,198)	2,316,882	(2,058,535)	11,304,334	(11,215,514)
Contract owners' equity beginning of period	8,772,921	9,470,434	384,341,719	466,493,917	11,335,210	13,393,745	59,876,306	71,091,820
Contract owners' equity end of period	$8,546,905	8,772,921	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306
CHANGES IN UNITS:
Beginning units	567,701	568,630	22,418,899	25,198,593	707,650	760,388	3,356,498	3,607,721
Units purchased	39,661	100,860	1,022,265	873,369	96,957	92,356	373,317	364,619
Units redeemed	(140,421)	(101,789)	(3,327,547)	(3,653,063)	(110,340)	(145,094)	(474,210)	(615,842)
Ending units	466,941	567,701	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FGI2		FGP		FG2		FIGBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,272,130	(3,658,480)	(4,168,574)	(4,368,236)	(5,924,342)	(5,948,665)	185,413	129,761
Realized gain (loss) on investments	1,230,094	3,872,401	31,640,192	29,599,018	6,112,922	14,118,539	16,513	(199,311)
Change in unrealized gain (loss) on investments	58,950,274	(49,791,435)	56,539,514	(82,860,360)	81,987,671	(66,693,541)	795,511	(286,813)
Reinvested capital gains	31,114,208	15,255,804	24,159,048	55,285,394	24,651,354	51,928,807	-	83,100
Net increase (decrease) in contract owners' equity resulting from operations	99,566,706	(34,321,710)	108,170,180	(2,344,184)	106,827,605	(6,594,860)	997,437	(273,263)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,327,713	91,715,624	3,255,207	4,816,054	30,514,729	30,284,344	192,959	258,381
Transfers between funds	27,321,875	(8,428,242)	(5,074,480)	(2,760,126)	(11,164,255)	(20,046,126)	2,289,414	63,689
Redemptions (notes 2, 3 and 4)	(14,420,418)	(10,522,400)	(39,481,277)	(40,526,034)	(39,725,779)	(26,874,922)	(1,597,976)	(1,726,094)
Adjustments to maintain reserves	5,141	(35,799)	490	809	(973)	903	588	(31)
Net equity transactions	124,234,311	72,729,183	(41,300,060)	(38,469,297)	(20,376,278)	(16,635,802)	884,985	(1,404,054)
Net change in contract owners' equity	223,801,017	38,407,473	66,870,120	(40,813,481)	86,451,327	(23,230,662)	1,882,422	(1,677,317)
Contract owners' equity beginning of period	302,916,510	264,509,037	346,816,092	387,629,573	340,403,292	363,633,954	12,148,683	13,826,000
Contract owners' equity end of period	$526,717,527	302,916,510	413,686,212	346,816,092	426,854,619	340,403,292	14,031,105	12,148,683
CHANGES IN UNITS:
Beginning units	26,122,667	20,434,676	3,027,532	3,340,796	10,652,368	11,129,767	827,555	923,643
Units purchased	13,586,112	8,693,610	42,988	93,834	1,898,725	2,325,940	223,214	80,710
Units redeemed	(4,200,212)	(3,005,619)	(343,318)	(407,098)	(2,432,707)	(2,803,339)	(165,866)	(176,798)
Ending units	35,508,567	26,122,667	2,727,202	3,027,532	10,118,386	10,652,368	884,903	827,555

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FIGBP2		FMCS		FMC2		FOP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$9,392,999	6,092,097	(88,717)	(146,225)	(2,048,750)	(3,108,389)	185,981	97,501
Realized gain (loss) on investments	(1,833,859)	(423,542)	16,259	277,996	132,747	6,906,338	264,456	583,232
Change in unrealized gain (loss) on investments	46,333,027	(22,436,181)	1,429,815	(4,648,257)	19,921,547	(67,955,807)	9,153,417	(9,512,953)
Reinvested capital gains	-	3,764,870	1,844,366	1,649,105	27,098,459	24,078,372	1,802,471	-
Net increase (decrease) in contract owners' equity resulting from operations	53,892,167	(13,002,756)	3,201,723	(2,867,381)	45,104,003	(40,079,486)	11,406,325	(8,832,220)
Equity transactions:
Purchase payments received from contract owners (note 4)	132,763,863	104,705,171	328,352	357,970	2,308,149	2,745,048	395,313	496,135
Transfers between funds	11,953,340	30,211,044	(438,821)	(159,920)	2,963,502	(10,241,755)	(574,556)	(573,300)
Redemptions (notes 2, 3 and 4)	(44,651,860)	(44,401,048)	(1,817,718)	(1,625,120)	(25,682,161)	(27,368,233)	(4,721,758)	(5,170,902)
Adjustments to maintain reserves	139	378,319	(12)	115	(651)	619	(562)	721
Net equity transactions	100,065,482	90,893,487	(1,928,199)	(1,426,955)	(20,411,161)	(34,864,320)	(4,901,563)	(5,247,347)
Net change in contract owners' equity	153,957,649	77,890,731	1,273,524	(4,294,336)	24,692,842	(74,943,806)	6,504,762	(14,079,567)
Contract owners' equity beginning of period	661,045,191	583,154,460	15,327,830	19,622,166	210,677,691	285,621,497	45,749,053	59,828,620
Contract owners' equity end of period	$815,002,840	661,045,191	16,601,354	15,327,830	235,370,533	210,677,691	52,253,815	45,749,053
CHANGES IN UNITS:
Beginning units	45,562,385	39,490,721	857,905	925,175	5,517,742	6,276,254	1,502,540	1,652,970
Units purchased	13,922,740	11,416,148	23,514	40,715	657,473	220,584	23,245	28,094
Units redeemed	(7,565,731)	(5,344,484)	(118,209)	(107,985)	(1,101,546)	(979,096)	(165,712)	(178,524)
Ending units	51,919,394	45,562,385	763,210	857,905	5,073,669	5,517,742	1,360,073	1,502,540

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FO2		FVSS		FRESS2		FTVIS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(53,347)	(185,494)	8,454	(19,852)	10,330	77,301	8,797,574	7,851,291
Realized gain (loss) on investments	527,688	1,128,172	141,326	197,080	613,503	(97,554)	418,114	3,671,899
Change in unrealized gain (loss) on investments	17,367,722	(17,141,232)	535,939	(1,148,924)	616,391	(447,000)	17,919,804	(25,548,526)
Reinvested capital gains	3,542,648	-	370,679	194,281	119,367	134,840	3,796,198	-
Net increase (decrease) in contract owners' equity resulting from operations	21,384,711	(16,198,554)	1,056,398	(777,415)	1,359,591	(332,413)	30,931,690	(14,025,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,979,850	7,061,714	36,299	29,638	2,800,441	1,623,592	7,134,017	8,904,876
Transfers between funds	(5,116,469)	2,097,976	(106,393)	(176,921)	1,034,777	1,497,191	(8,371,904)	(10,914,189)
Redemptions (notes 2, 3 and 4)	(8,761,465)	(9,250,324)	(504,069)	(318,355)	(729,367)	(257,655)	(20,732,607)	(23,091,663)
Adjustments to maintain reserves	(1,005)	861	(104)	(21)	(111)	(38)	21	(74)
Net equity transactions	(8,899,089)	(89,773)	(574,267)	(465,659)	3,105,740	2,863,090	(21,970,473)	(25,101,050)

Net change in contract owners' equity	12,485,622	(16,288,327)	482,131	(1,243,074)	4,465,331	2,530,677	8,961,217	(39,126,386)
Contract owners' equity beginning of period	85,123,098	101,411,425	3,400,823	4,643,897	4,725,026	2,194,349	225,408,877	264,535,263
Contract owners' equity end of period	$97,608,720	85,123,098	3,882,954	3,400,823	9,190,357	4,725,026	234,370,094	225,408,877
CHANGES IN UNITS:
Beginning units	3,960,462	3,943,518	152,249	169,584	412,769	175,387	14,462,828	16,047,838
Units purchased	512,929	777,969	17,775	4,368	864,013	333,010	1,209,923	1,609,945
Units redeemed	(849,688)	(761,025)	(39,027)	(21,703)	(609,945)	(95,628)	(2,510,195)	(3,194,955)
Ending units	3,623,703	3,960,462	130,997	152,249	666,837	412,769	13,162,556	14,462,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FTVRD2		FTVSV2		FTVMD2		FTVDM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(73,670)	(71,591)	(331,083)	(528,940)	15,067	23,511	(40,416)	(66,774)
Realized gain (loss) on investments	1,876,192	2,444,711	(6,881,550)	2,882,734	(35,391)	(7,094)	131,287	(107,114)
Change in unrealized gain (loss) on investments	1,028,864	(6,696,720)	11,151,631	(27,725,338)	160,573	(175,665)	1,958,989	(1,878,357)
Reinvested capital gains	5,242,003	2,186,578	12,970,972	13,498,029	130,381	15,296	-	-
Net increase (decrease) in contract owners' equity resulting from operations	8,073,389	(2,137,022)	16,909,970	(11,873,515)	270,630	(143,952)	2,049,860	(2,052,245)
Equity transactions:
Purchase payments received from contract owners (note 4)	142,778	519,242	439,586	517,193	131,769	94,904	81,300	132,680
Transfers between funds	(1,265,188)	(610,271)	(1,351,421)	(3,194,060)	(45,630)	68,524	(292,128)	(2,144,714)
Redemptions (notes 2, 3 and 4)	(3,756,813)	(3,547,719)	(8,868,280)	(11,332,861)	(58,088)	(13,887)	(816,812)	(1,984,985)
Adjustments to maintain reserves	53	59	(28)	(28)	4	6	(195)	27
Net equity transactions	(4,879,170)	(3,638,689)	(9,780,143)	(14,009,757)	28,055	149,547	(1,027,835)	(3,996,993)
Net change in contract owners' equity	3,194,219	(5,775,711)	7,129,827	(25,883,272)	298,685	5,595	1,022,025	(6,049,238)
Contract owners' equity beginning of period	31,173,227	36,948,938	71,704,660	97,587,932	1,125,008	1,119,413	8,750,560	14,799,798
Contract owners' equity end of period	$34,367,446	31,173,227	78,834,487	71,704,660	1,423,693	1,125,008	9,772,585	8,750,560
CHANGES IN UNITS:
Beginning units	1,023,109	1,134,416	2,065,774	2,409,787	90,901	79,914	889,456	1,248,611
Units purchased	18,544	49,477	167,079	103,738	14,839	12,936	84,418	78,498
Units redeemed	(156,908)	(160,784)	(413,179)	(447,751)	(12,803)	(1,949)	(178,037)	(437,653)
Ending units	884,745	1,023,109	1,819,674	2,065,774	92,937	90,901	795,837	889,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TIF2		FTVGI2		FTVFA2		FTVSI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$65,863	384,443	5,750,920	(1,810,659)	1,596,086	1,311,414	69,125	28,070
Realized gain (loss) on investments	(1,312,523)	(1,089,557)	(1,876,271)	(1,945,731)	(1,099,522)	363,722	(743)	(4,219)
Change in unrealized gain (loss) on investments	3,849,551	(5,020,502)	(3,306,061)	4,193,318	7,814,328	(14,122,207)	28,316	(46,307)
Reinvested capital gains	288,506	-	-	-	5,567,784	2,282,402	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,891,397	(5,725,616)	568,588	436,928	13,878,676	(10,164,669)	96,698	(22,456)
Equity transactions:
Purchase payments received from contract owners (note 4)	120,907	255,695	1,864,745	4,545,353	3,133,185	3,678,415	-	102
Transfers between funds	742,839	646,914	(3,481,159)	(1,665,736)	(1,514,091)	(6,024,110)	263,985	656,070
Redemptions (notes 2, 3 and 4)	(3,085,813)	(5,035,008)	(9,259,359)	(11,963,722)	(8,166,311)	(8,967,104)	(26,401)	(24,251)
Adjustments to maintain reserves	(324)	(50)	(50)	(28)	164	68	(11)	(2)
Net equity transactions	(2,222,391)	(4,132,449)	(10,875,823)	(9,084,133)	(6,547,053)	(11,312,730)	237,573	631,919
Net change in contract owners' equity	669,006	(9,858,065)	(10,307,235)	(8,647,205)	7,331,623	(21,477,399)	334,271	609,463
Contract owners' equity beginning of period	27,658,651	37,516,716	109,604,497	118,251,702	79,605,946	101,083,345	1,183,956	574,493
Contract owners' equity end of period	$28,327,657	27,658,651	99,297,262	109,604,497	86,937,569	79,605,946	1,518,227	1,183,956
CHANGES IN UNITS:
Beginning units	1,368,003	1,553,378	11,681,077	12,642,442	6,404,078	7,228,922	112,176	53,163
Units purchased	96,404	87,970	830,317	1,504,980	414,497	504,575	24,140	63,085
Units redeemed	(199,264)	(273,345)	(1,968,998)	(2,466,345)	(896,032)	(1,329,419)	(2,620)	(4,072)
Ending units	1,265,143	1,368,003	10,542,396	11,681,077	5,922,543	6,404,078	133,696	112,176

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVMSAS		GVSSCS		GVGMNS		RSRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$28,628	8,261	(1,784)	(939)	(19,536)	(92,856)	11	(13)
Realized gain (loss) on investments	99	(23)	(81,869)	6,749	114,046	100,624	(43)	(4)
Change in unrealized gain (loss) on investments	18,113	(23,081)	225,568	(238,281)	498,807	(867,957)	342	(1,169)
Reinvested capital gains	-	-	11,266	122,204	437,634	187,052	-	785
Net increase (decrease) in contract owners' equity resulting from operations	46,840	(14,843)	153,181	(110,267)	1,030,951	(673,137)	310	(401)
Equity transactions:
Purchase payments received from contract owners (note 4)	339,886	379,442	39,328	115,835	101,290	549,220	-	5,646
Transfers between funds	834,670	66,924	(204,957)	280,065	(1,579,720)	2,182,867	657	(10)
Redemptions (notes 2, 3 and 4)	(27,188)	(330)	(169,368)	(155,196)	(812,029)	(651,391)	-	-
Adjustments to maintain reserves	(22)	(7)	5	3	(158)	19	2	(1)
Net equity transactions	1,147,346	446,030	(334,992)	240,707	(2,290,617)	2,080,714	659	5,634
Net change in contract owners' equity	1,194,186	431,187	(181,811)	130,440	(1,259,666)	1,407,577	969	5,233
Contract owners' equity beginning of period	431,187	-	725,767	595,327	11,743,331	10,335,754	5,233	-
Contract owners' equity end of period	$1,625,373	431,187	543,956	725,767	10,483,665	11,743,331	6,202	5,233
CHANGES IN UNITS:
Beginning units	45,915	-	45,953	34,198	1,013,151	837,816	565	-
Units purchased	118,159	45,950	5,594	23,441	42,841	269,929	90	566
Units redeemed	(2,763)	(35)	(23,724)	(11,686)	(237,182)	(94,594)	(18)	(1)
Ending units	161,311	45,915	27,823	45,953	818,810	1,013,151	637	565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RVARS		ACEG2		IVMCC2		IVKMG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$99,875	(255,873)	(67,260)	(74,972)	(210,144)	(233,118)	(222,393)	(245,791)
Realized gain (loss) on investments	86,467	79,142	163,904	351,568	(527,815)	(277,852)	(15,024)	1,166,673
Change in unrealized gain (loss) on investments	284,904	(897,021)	563,225	(796,498)	2,095,074	(3,593,695)	2,204,699	(3,618,568)
Reinvested capital gains	-	-	683,909	321,677	1,579,235	2,162,694	2,168,599	1,751,094
Net increase (decrease) in contract owners' equity resulting from operations	471,246	(1,073,752)	1,343,778	(198,225)	2,936,350	(1,941,971)	4,135,881	(946,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	86,385	713,819	14,648	65,315	23,338	161,979	95,346	160,844
Transfers between funds	(245,460)	(335,654)	(90,376)	(633,664)	(2,887)	17,087	(402,006)	(855,811)
Redemptions (notes 2, 3 and 4)	(1,066,594)	(967,280)	(556,007)	(750,860)	(755,604)	(887,266)	(1,962,485)	(2,160,826)
Adjustments to maintain reserves	(224)	(9)	(121)	(5)	(308)	35	(289)	(14)
Net equity transactions	(1,225,893)	(589,124)	(631,856)	(1,319,214)	(735,461)	(708,165)	(2,269,434)	(2,855,807)
Net change in contract owners' equity	(754,647)	(1,662,876)	711,922	(1,517,439)	2,200,889	(2,650,136)	1,866,447	(3,802,399)
Contract owners' equity beginning of period	14,642,962	16,305,838	4,025,895	5,543,334	12,802,342	15,452,478	13,087,812	16,890,211
Contract owners' equity end of period	$13,888,315	14,642,962	4,737,817	4,025,895	15,003,231	12,802,342	14,954,259	13,087,812
CHANGES IN UNITS:
Beginning units	1,539,831	1,600,038	231,155	301,486	968,161	1,015,428	856,633	1,025,694
Units purchased	97,764	168,992	26,065	46,661	72,379	67,119	126,620	79,246
Units redeemed	(225,221)	(229,199)	(55,130)	(116,992)	(116,621)	(114,386)	(242,886)	(248,307)
Ending units	1,412,374	1,539,831	202,090	231,155	923,919	968,161	740,367	856,633

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVBRA1		OVIGS		OVMS		OVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(918)	2,436	(474,865)	(575,163)	213,609	160,919	324,766	348,925
Realized gain (loss) on investments	(6,584)	(2,007)	323,135	760,227	(88,918)	(137,327)	145,032	(318,003)
Change in unrealized gain (loss) on investments	34,988	(32,843)	10,222,603	(13,708,613)	2,977,265	(2,290,706)	780,631	(477,006)
Reinvested capital gains	-	18,821	2,694,175	1,042,662	374,032	601,271	-	-
Net increase (decrease) in contract owners' equity resulting from operations	27,486	(13,593)	12,765,048	(12,480,887)	3,475,988	(1,665,843)	1,250,429	(446,084)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	47,502	4,448,564	7,989,976	259,440	138,668	175,951	186,567
Transfers between funds	731	928	104,629	(1,373,075)	(238,619)	(401,456)	(173,694)	(398,950)
Redemptions (notes 2, 3 and 4)	(24,268)	(7,285)	(3,214,678)	(3,549,491)	(3,132,199)	(3,179,923)	(2,131,409)	(1,944,885)
Adjustments to maintain reserves	3	(12)	(360)	(58)	148	(95)	(8)	366
Net equity transactions	(23,534)	41,132	1,338,155	3,067,352	(3,111,230)	(3,442,806)	(2,129,160)	(2,156,902)
Net change in contract owners' equity	3,952	27,539	14,103,203	(9,413,535)	364,758	(5,108,649)	(878,731)	(2,602,986)
Contract owners' equity beginning of period	197,412	169,873	47,474,543	56,888,078	22,882,854	27,991,503	16,281,666	18,884,652
Contract owners' equity end of period	$201,364	197,412	61,577,746	47,474,543	23,247,612	22,882,854	15,402,935	16,281,666
CHANGES IN UNITS:
Beginning units	17,442	13,983	5,495,598	5,217,271	706,855	809,186	792,366	895,835
Units purchased	58	4,079	1,094,375	2,039,466	8,556	8,821	27,494	19,314
Units redeemed	(1,983)	(620)	(937,597)	(1,761,139)	(97,308)	(111,152)	(122,970)	(122,783)
Ending units	15,517	17,442	5,652,376	5,495,598	618,103	706,855	696,890	792,366

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGS		OVGSS		OVIG		OVGI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(542,373)	(496,745)	(1,063,723)	(979,372)	9,063	5,847	(22,365)	(14,551)
Realized gain (loss) on investments	9,260,073	7,482,747	(635,655)	1,714,385	3,933	6,579	25,910	530,320
Change in unrealized gain (loss) on investments	5,981,307	(36,459,368)	13,483,731	(27,661,506)	282,821	(334,017)	1,103,086	(2,529,743)
Reinvested capital gains	18,480,518	10,059,693	18,439,810	8,801,114	78,188	26,767	1,822,125	1,019,044
Net increase (decrease) in contract owners' equity resulting from operations	33,179,525	(19,413,673)	30,224,163	(18,125,379)	374,005	(294,824)	2,928,756	(994,930)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,013,852	1,696,885	4,812,964	7,690,165	101,417	474,053	352,819	608,804
Transfers between funds	(3,242,625)	(1,050,648)	(3,479,061)	(3,763,801)	(17,173)	17,908	65,773	(543,012)
Redemptions (notes 2, 3 and 4)	(13,885,861)	(16,471,108)	(10,604,024)	(9,339,435)	(44,667)	(78,160)	(1,605,426)	(1,410,721)
Adjustments to maintain reserves	32	45	(16)	14	3	(21)	(105)	(19)
Net equity transactions	(16,114,602)	(15,824,827)	(9,270,137)	(5,413,057)	39,580	413,780	(1,186,939)	(1,344,947)
Net change in contract owners' equity	17,064,923	(35,238,500)	20,954,026	(23,538,436)	413,585	118,956	1,741,817	(2,339,877)
Contract owners' equity beginning of period	116,165,759	151,404,259	105,540,120	129,078,556	1,308,781	1,189,825	9,995,558	12,335,435
Contract owners' equity end of period	$133,230,682	116,165,759	126,494,146	105,540,120	1,722,366	1,308,781	11,737,375	9,995,558
CHANGES IN UNITS:
Beginning units	1,827,157	2,024,915	3,193,358	3,336,860	121,300	88,438	569,239	637,656
Units purchased	25,866	60,087	489,662	443,100	16,324	51,192	41,011	40,703
Units redeemed	(247,017)	(257,845)	(719,851)	(586,602)	(12,921)	(18,330)	(97,356)	(109,120)
Ending units	1,606,006	1,827,157	2,963,169	3,193,358	124,703	121,300	512,894	569,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGIS		OVSC		OVSCS		OVAG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,322,494)	(1,216,967)	(61,329)	(71,430)	(1,517,736)	(1,571,298)	(145,240)	(142,437)
Realized gain (loss) on investments	13,057,985	14,152,486	(244,991)	(15,876)	(1,306,249)	(1,245,031)	245,559	580,409
Change in unrealized gain (loss) on investments	5,536,661	(46,764,919)	954,808	(1,499,692)	14,523,402	(22,354,105)	1,844,169	(2,599,000)
Reinvested capital gains	29,929,637	17,245,711	531,307	865,361	9,136,201	13,175,756	1,343,579	1,500,650
Net increase (decrease) in contract owners' equity resulting from operations	47,201,789	(16,583,689)	1,179,795	(721,637)	20,835,618	(11,994,678)	3,288,067	(660,378)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,259,912	5,835,507	170,919	79,127	4,228,781	5,740,525	152,929	220,764
Transfers between funds	(3,146,731)	(9,347,181)	(407,718)	(300,991)	1,041,515	(2,042,537)	710,234	(157,969)
Redemptions (notes 2, 3 and 4)	(21,175,795)	(21,716,831)	(1,267,711)	(637,765)	(9,030,954)	(8,901,780)	(1,018,964)	(1,006,635)
Adjustments to maintain reserves	(255)	136	(31)	(6)	36	(44)	(93)	6
Net equity transactions	(20,062,869)	(25,228,370)	(1,504,541)	(859,635)	(3,760,622)	(5,203,836)	(155,894)	(943,834)
Net change in contract owners' equity	27,138,920	(41,812,059)	(324,746)	(1,581,272)	17,074,996	(17,198,514)	3,132,173	(1,604,212)
Contract owners' equity beginning of period	161,824,893	203,636,952	5,425,984	7,007,256	85,460,837	102,659,351	8,978,421	10,582,633
Contract owners' equity end of period	$188,963,813	161,824,893	5,101,238	5,425,984	102,535,833	85,460,837	12,110,594	8,978,421
CHANGES IN UNITS:
Beginning units	6,094,730	6,939,343	294,895	337,046	2,344,905	2,482,580	831,417	908,156
Units purchased	730,785	445,849	16,690	45,468	298,240	428,624	138,718	63,858
Units redeemed	(1,331,038)	(1,290,462)	(89,649)	(87,619)	(377,516)	(566,299)	(154,784)	(140,597)
Ending units	5,494,477	6,094,730	221,936	294,895	2,265,629	2,344,905	815,351	831,417

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVSB		OVSBS		WRPMCV		WRPMAV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$38,091	61,368	118,248	222,617	21,636	7,793	136,298	81,390
Realized gain (loss) on investments	(7,696)	(44,845)	(121,219)	(148,547)	382	20,140	(43,052)	25,355
Change in unrealized gain (loss) on investments	107,139	(110,652)	544,338	(515,221)	130,238	(130,052)	620,476	(795,877)
Reinvested capital gains	-	-	-	-	76,704	50,555	507,353	293,958
Net increase (decrease) in contract owners' equity resulting from operations	137,534	(94,129)	541,367	(441,151)	228,960	(51,564)	1,221,075	(395,174)
Equity transactions:
Purchase payments received from contract owners (note 4)	95,229	83,835	41,922	75,235	-	-	151,800	74,658
Transfers between funds	216,963	(105,695)	(43,837)	(258,510)	6,188	(631)	(3,167)	(80,100)
Redemptions (notes 2, 3 and 4)	(178,075)	(229,984)	(930,178)	(1,018,465)	(71,757)	(397,628)	(3,428,075)	(2,290,065)
Adjustments to maintain reserves	(32)	1	(173)	43	(15)	5	-	(9)
Net equity transactions	134,085	(251,843)	(932,266)	(1,201,697)	(65,584)	(398,254)	(3,279,442)	(2,295,516)
Net change in contract owners' equity	271,619	(345,972)	(390,899)	(1,642,848)	163,376	(449,818)	(2,058,367)	(2,690,690)
Contract owners' equity beginning of period	1,425,090	1,771,062	6,361,443	8,004,291	1,619,392	2,069,210	7,577,401	10,268,091
Contract owners' equity end of period	$1,696,709	1,425,090	5,970,544	6,361,443	1,782,768	1,619,392	5,519,034	7,577,401
CHANGES IN UNITS:
Beginning units	139,910	163,993	639,787	756,811	138,108	170,612	614,350	789,280
Units purchased	31,913	15,646	30,231	31,587	504	325	11,310	5,871
Units redeemed	(19,767)	(39,729)	(119,922)	(148,611)	(5,720)	(32,829)	(248,849)	(180,801)
Ending units	152,056	139,910	550,096	639,787	132,892	138,108	376,811	614,350

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMMV		WRASP		WRENG		WRHIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$71,271	26,760	545,123	122,217	(24)	(3)	3,908,145	4,217,937
Realized gain (loss) on investments	31,444	21,842	(9,101,876)	(7,524,308)	(489)	(1)	270,893	(1,097,886)
Change in unrealized gain (loss) on investments	456,762	(452,548)	29,568,535	(9,570,805)	237	(1,228)	2,905,154	(6,155,057)
Reinvested capital gains	240,599	163,461	5,896,850	6,396,890	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	800,076	(240,485)	26,908,632	(10,576,006)	(276)	(1,232)	7,084,192	(3,035,006)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,910	28,992	1,843,172	1,775,918	7,405	3,575	981,568	1,504,914
Transfers between funds	(90,775)	504,721	(7,931,893)	(7,317,215)	1,391	-	(6,679,649)	(3,313,337)
Redemptions (notes 2, 3 and 4)	(976,595)	(613,874)	(12,631,736)	(16,758,070)	(999)	-	(7,467,747)	(8,645,460)
Adjustments to maintain reserves	(7)	2	371	39	(3)	-	(516)	98
Net equity transactions	(955,467)	(80,158)	(18,720,086)	(22,299,327)	7,794	3,575	(13,166,344)	(10,453,786)
Net change in contract owners' equity	(155,391)	(320,643)	8,188,546	(32,875,333)	7,518	2,343	(6,082,152)	(13,488,792)
Contract owners' equity beginning of period	5,159,747	5,480,390	143,621,869	176,497,202	2,343	-	79,155,763	92,644,555
Contract owners' equity end of period	$5,004,356	5,159,747	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763
CHANGES IN UNITS:
Beginning units	427,741	434,074	9,932,830	11,348,594	372	-	6,336,517	7,155,562
Units purchased	8,211	40,929	234,010	308,291	1,301	372	538,582	785,301
Units redeemed	(80,270)	(47,262)	(1,396,912)	(1,724,055)	(154)	-	(1,532,647)	(1,604,346)
Ending units	355,682	427,741	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRMCG		WRPAP		WRPCP		WRPMP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,784,952)	(1,567,337)	533	291	21,589	8,863	516,479	260,117
Realized gain (loss) on investments	4,210,081	5,039,455	(809)	(15)	6,255	9,672	(582,073)	(81,437)
Change in unrealized gain (loss) on investments	12,048,222	(9,582,595)	1,648	(2,801)	77,498	(87,365)	2,146,174	(2,336,047)
Reinvested capital gains	17,779,311	4,343,117	1,981	1,139	66,515	44,318	1,885,863	1,184,757
Net increase (decrease) in contract owners' equity resulting from operations	32,252,662	(1,767,360)	3,353	(1,386)	171,857	(24,512)	3,966,443	(972,610)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,040,686	10,295,153	-	-	-	-	74,760	369,407
Transfers between funds	3,740,928	6,432,941	(13,372)	12,573	1,301,233	(170,204)	(157,784)	(263,152)
Redemptions (notes 2, 3 and 4)	(8,600,270)	(6,870,793)	-	-	(1,649,787)	(330,219)	(5,033,405)	(3,917,850)
Adjustments to maintain reserves	64	(47)	(9)	4	3	(10)	(23)	14
Net equity transactions	7,181,408	9,857,254	(13,381)	12,577	(348,551)	(500,433)	(5,116,452)	(3,811,581)
Net change in contract owners' equity	39,434,070	8,089,894	(10,028)	11,191	(176,694)	(524,945)	(1,150,009)	(4,784,191)
Contract owners' equity beginning of period	89,351,754	81,261,860	20,024	8,833	1,286,585	1,811,530	23,045,587	27,829,778
Contract owners' equity end of period	$128,785,824	89,351,754	9,996	20,024	1,109,891	1,286,585	21,895,578	23,045,587
CHANGES IN UNITS:
Beginning units	5,510,204	4,933,082	1,382	584	85,500	117,558	1,360,385	1,572,218
Units purchased	2,383,800	2,660,600	8	814	79,101	15,489	11,191	20,666
Units redeemed	(2,046,106)	(2,083,478)	(823)	(16)	(100,065)	(47,547)	(281,452)	(232,499)
Ending units	5,847,898	5,510,204	567	1,382	64,536	85,500	1,090,124	1,360,385

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMAP		WRPMCP		JPICB2		JPMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,051,536	650,976	96,857	50,321	(1,339)	-	34,399	(48,570)
Realized gain (loss) on investments	(1,314,170)	201,795	(47,956)	(49,633)	2	-	118,786	338,017
Change in unrealized gain (loss) on investments	4,530,873	(5,387,007)	378,811	(351,321)	(2,261)	-	1,561,087	(2,111,734)
Reinvested capital gains	4,189,120	2,340,445	324,288	228,578	-	-	762,979	214,170
Net increase (decrease) in contract owners' equity resulting from operations	8,457,359	(2,193,791)	752,000	(122,055)	(3,598)	-	2,477,251	(1,608,117)
Equity transactions:
Purchase payments received from contract owners (note 4)	715,612	1,037,801	21,300	-	1,291,910	-	158,614	204,186
Transfers between funds	(1,136,978)	413,248	78	(201,109)	25,410	-	(446,346)	(756,165)
Redemptions (notes 2, 3 and 4)	(8,881,496)	(6,024,848)	(328,605)	(1,530,150)	(839)	-	(1,407,157)	(1,960,511)
Adjustments to maintain reserves	4	1	(13)	(11)	5	-	(40)	(3)
Net equity transactions	(9,302,858)	(4,573,797)	(307,240)	(1,731,270)	1,316,486	-	(1,694,929)	(2,512,493)
Net change in contract owners' equity	(845,499)	(6,767,588)	444,760	(1,853,325)	1,312,888	-	782,322	(4,120,610)
Contract owners' equity beginning of period	43,489,258	50,256,846	4,708,783	6,562,108	-	-	10,479,437	14,600,047
Contract owners' equity end of period	$42,643,759	43,489,258	5,153,543	4,708,783	1,312,888	-	11,261,759	10,479,437
CHANGES IN UNITS:
Beginning units	2,422,804	2,657,314	292,690	395,400	-	-	387,327	469,253
Units purchased	36,363	88,990	1,239	11	131,934	-	15,773	12,164
Units redeemed	(494,396)	(323,500)	(18,670)	(102,721)	(84)	-	(70,486)	(94,090)
Ending units	1,964,771	2,422,804	275,259	292,690	131,850	-	332,614	387,327

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JABS		JAMGS		JAFBS		JACAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$44,938	53,803	(8,366)	(4,144)	875,472	742,849	(1,936,068)	(352,311)
Realized gain (loss) on investments	645,292	425,373	119,527	12,719	(189,654)	(139,264)	1,789,884	710,265
Change in unrealized gain (loss) on investments	926,686	(808,909)	359,970	(191,274)	3,935,450	(2,208,007)	28,255,755	(16,594,783)
Reinvested capital gains	277,055	261,634	130,202	84,734	-	-	11,323,419	18,286,925
Net increase (decrease) in contract owners’ equity resulting from operations	1,893,971	(68,099)	601,333	(97,965)	4,621,268	(1,604,422)	39,432,990	2,050,096
Equity transactions:
Purchase payments received from contract owners (note 4)	82,433	842,240	169,763	491,829	6,332,029	6,836,940	1,252,423	1,107,548
Transfers between funds	(45,485)	(585,948)	(436,341)	733,737	(3,047,781)	5,895,837	(5,520,557)	(9,623,072)
Redemptions (notes 2, 3 and 4)	(1,711,649)	(769,091)	(82,461)	(29,003)	(4,899,163)	(3,015,106)	(13,883,996)	(13,737,453)
Adjustments to maintain reserves	(50)	115	(21)	(6)	(258)	(35)	(119)	(114)
Net equity transactions	(1,674,751)	(512,684)	(349,060)	1,196,557	(1,615,173)	9,717,636	(18,152,249)	(22,253,090)
Net change in contract owners’ equity	219,220	(580,783)	252,273	1,098,592	3,006,095	8,113,214	21,280,741	(20,202,994)
Contract owners’ equity beginning of period	9,580,583	10,161,366	1,800,769	702,177	64,168,533	56,055,319	117,387,482	137,590,476
Contract owners’ equity end of period	$9,799,803	9,580,583	2,053,042	1,800,769	67,174,628	64,168,533	138,668,223	117,387,482
CHANGES IN UNITS:
Beginning units	395,535	366,508	91,628	35,322	6,585,369	5,597,484	3,720,030	4,346,116
Units purchased	21,451	90,757	14,709	60,265	1,366,207	1,706,385	347,517	241,970
Units redeemed	(103,462)	(61,730)	(28,683)	(3,959)	(1,550,946)	(718,500)	(770,840)	(868,056)
Ending units	313,524	395,535	77,654	91,628	6,400,630	6,585,369	3,296,707	3,720,030

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JAGTS		JAIGS		LZREMS		LOVTRC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,736,316)	(714,431)	125,703	72,540	(307,059)	140,375	686,598	750,454
Realized gain (loss) on investments	9,718,366	16,505,654	(1,752,298)	(1,833,508)	1,013,804	1,184,685	(145,115)	(76,499)
Change in unrealized gain (loss) on investments	33,319,039	(22,197,486)	9,455,308	(5,139,049)	5,913,644	(11,710,029)	2,429,740	(1,344,164)
Reinvested capital gains	9,940,454	4,567,351	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	51,241,543	(1,838,912)	7,828,713	(6,900,017)	6,620,389	(10,384,969)	2,971,223	(670,209)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,924,218	14,456,231	859,879	615,333	3,218,402	7,111,034	10,002,199	8,905,172
Transfers between funds	1,670,886	(1,077,187)	(1,238,914)	(590,198)	(4,392,514)	561,897	1,946,235	5,238,904
Redemptions (notes 2, 3 and 4)	(12,563,380)	(11,223,476)	(4,154,154)	(5,222,848)	(2,786,834)	(3,198,395)	(2,526,557)	(1,806,756)
Adjustments to maintain reserves	(350)	(78)	(584)	102	(54)	79	(206)	(9)
Net equity transactions	1,031,374	2,155,491	(4,533,773)	(5,197,610)	(3,961,000)	4,474,615	9,421,671	12,337,311
Net change in contract owners’ equity	52,272,917	316,579	3,294,940	(12,097,627)	2,659,389	(5,910,354)	12,392,894	11,667,102
Contract owners’ equity beginning of period	122,989,540	122,672,961	33,459,497	45,557,124	42,606,559	48,516,913	38,813,179	27,146,077
Contract owners’ equity end of period	$175,262,457	122,989,540	36,754,437	33,459,497	45,265,948	42,606,559	51,206,073	38,813,179
CHANGES IN UNITS:
Beginning units	6,599,469	6,516,353	1,925,759	2,189,258	4,904,233	4,480,686	3,894,839	2,660,651
Units purchased	1,905,843	3,520,812	93,569	198,393	610,791	1,502,317	1,853,655	1,578,184
Units redeemed	(1,842,861)	(3,437,696)	(317,291)	(461,892)	(1,039,617)	(1,078,770)	(942,274)	(343,996)
Ending units	6,662,451	6,599,469	1,702,037	1,925,759	4,475,407	4,904,233	4,806,220	3,894,839

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LOVSDC		MNCPS2		M2IGSS		MNDSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,865	1,087	396	93	(73,657)	(69,714)	(807,203)	(646,479)
Realized gain (loss) on investments	3	-	(50)	(4)	178,383	82,259	1,536,946	1,821,170
Change in unrealized gain (loss) on investments	236	(957)	3,665	(3,957)	1,364,961	(378,897)	5,024,982	(9,219,737)
Reinvested capital gains	-	-	7,170	409	504,007	356,282	10,070,543	6,094,876
Net increase (decrease) in contract owners’ equity resulting from operations	2,104	130	11,181	(3,459)	1,973,694	(10,070)	15,825,268	(1,950,170)
Equity transactions:
Purchase payments received from contract owners (note 4)	223,978	33,201	-	45,070	35,807	25,083	6,666,931	4,991,449
Transfers between funds	(188)	-	40,526	279	198,072	(87,458)	10,310,133	(890,191)
Redemptions (notes 2, 3 and 4)	-	-	(8,149)	-	(804,224)	(724,027)	(3,174,303)	(2,836,717)
Adjustments to maintain reserves	3	2	(5)	(2)	(102)	28	(590)	66
Net equity transactions	223,793	33,203	32,372	45,347	(570,447)	(786,373)	13,802,171	1,264,607
Net change in contract owners’ equity	225,897	33,333	43,553	41,888	1,403,247	(796,443)	29,627,439	(685,563)
Contract owners’ equity beginning of period	33,333	-	41,888	-	5,420,401	6,216,844	37,462,273	38,147,836
Contract owners’ equity end of period	$259,230	33,333	85,441	41,888	6,823,648	5,420,401	67,089,712	37,462,273
CHANGES IN UNITS:
Beginning units	3,299	-	4,444	-	427,471	485,616	2,337,791	2,308,380
Units purchased	21,228	3,299	4,895	4,444	45,130	16,552	1,377,116	1,026,552
Units redeemed	(18)	-	(1,881)	-	(80,896)	(74,697)	(702,876)	(997,141)
Ending units	24,509	3,299	7,458	4,444	391,705	427,471	3,012,031	2,337,791

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MVUSC		MVFSC		MVIGSC		MVIVSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,463	428	1,237,163	(983,535)	(2,307)	-	(218,124)	(1,840,855)
Realized gain (loss) on investments	(584)	(6,450)	22,306,709	22,357,608	(71,288)	-	11,947,954	11,909,540
Change in unrealized gain (loss) on investments	35,777	4,819	48,996,359	(94,048,066)	143,263	-	39,939,427	(45,275,409)
Reinvested capital gains	597	631	16,506,174	27,076,633	73,166	-	8,743,532	3,237,821
Net increase (decrease) in contract owners’ equity resulting from operations	42,253	(572)	89,046,405	(45,597,360)	142,834	-	60,412,789	(31,968,903)
Equity transactions:
Purchase payments received from contract owners (note 4)	21,497	22,936	12,745,448	14,074,260	1,099,271	-	14,537,403	21,495,931
Transfers between funds	(3,371)	(20,076)	(18,162,451)	(12,387,611)	1,027,150	-	(8,476,016)	(8,015,350)
Redemptions (notes 2, 3 and 4)	(15,726)	(11,784)	(39,061,512)	(39,131,521)	(7,883)	-	(23,623,162)	(22,248,536)
Adjustments to maintain reserves	(4)	(3)	(22)	(44)	(10)	-	(112)	10
Net equity transactions	2,396	(8,927)	(44,478,537)	(37,444,916)	2,118,528	-	(17,561,887)	(8,767,945)
Net change in contract owners’ equity	44,649	(9,499)	44,567,868	(83,042,276)	2,261,362	-	42,850,902	(40,736,848)
Contract owners’ equity beginning of period	173,720	183,219	339,521,280	422,563,556	-	-	258,673,099	299,409,947
Contract owners’ equity end of period	$218,369	173,720	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099
CHANGES IN UNITS:
Beginning units	13,773	14,544	11,370,541	12,465,206	-	-	14,677,349	15,131,602
Units purchased	2,243	2,287	950,608	1,104,115	210,688	-	1,689,587	2,250,294
Units redeemed	(2,092)	(3,058)	(2,228,789)	(2,198,780)	(2,146)	-	(2,556,407)	(2,704,547)
Ending units	13,924	13,773	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MGRFV		MSGI2		MSVFI		MSVF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$50	-	120,184	133,601	80,456	25,831	236,703	80,684
Realized gain (loss) on investments	16	-	33,076	(70,194)	145,967	785	101,484	71,349
Change in unrealized gain (loss) on investments	(104)	-	2,064,805	(1,671,137)	37,185	(70,753)	505,217	(399,355)
Reinvested capital gains	293	-	569,931	437,769	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	255	-	2,787,996	(1,169,961)	263,608	(44,137)	843,404	(247,322)
Equity transactions:
Purchase payments received from contract owners (note 4)	7,405	-	683,130	1,891,516	5,787	26,216	46,328	115,623
Transfers between funds	-	-	(407,403)	(1,842,625)	1,179,426	509,064	1,065,040	160,625
Redemptions (notes 2, 3 and 4)	(1,090)	-	(1,009,266)	(961,684)	(1,344,722)	(294,732)	(807,800)	(1,175,421)
Adjustments to maintain reserves	2	-	(186)	22	4	(27)	(104)	43
Net equity transactions	6,317	-	(733,725)	(912,771)	(159,505)	240,520	303,464	(899,130)
Net change in contract owners’ equity	6,572	-	2,054,271	(2,082,732)	104,103	196,383	1,146,868	(1,146,452)
Contract owners’ equity beginning of period	-	-	11,151,713	13,234,445	2,632,917	2,436,534	9,401,149	10,547,601
Contract owners’ equity end of period	$6,572	-	13,205,984	11,151,713	2,737,020	2,632,917	10,548,017	9,401,149
CHANGES IN UNITS:
Beginning units	-	-	1,195,515	1,286,043	190,500	172,681	694,470	759,666
Units purchased	673	-	254,809	389,874	199,658	66,440	139,530	59,537
Units redeemed	(98)	-	(325,267)	(480,402)	(209,068)	(48,621)	(119,139)	(124,733)
Ending units	575	-	1,125,057	1,195,515	181,090	190,500	714,861	694,470

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSEM		MSEMB		VKVGR2		MSVRE
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$53,510	66,438	24,528	30,202	5,819	6,157	78	342
Realized gain (loss) on investments	16,430	7,084	(5,503)	(17,110)	1,397	1,138	1,073	2,357
Change in unrealized gain (loss) on investments	90,421	(204,563)	50,369	(64,719)	32,086	(35,038)	1,093	(4,917)
Reinvested capital gains	-	-	-	-	18,368	-	698	-
Net increase (decrease) in contract owners’ equity resulting from operations	160,361	(131,041)	69,394	(51,627)	57,670	(27,743)	2,942	(2,218)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	6	-	26,618	-	174,183	1,166	13
Transfers between funds	(7,023)	(111,322)	(17,327)	14,639	(17,885)	13,759	(110)	-
Redemptions (notes 2, 3 and 4)	(150,100)	(197,645)	(22,162)	(143,283)	(56,234)	(18,089)	(2,539)	(6,739)
Adjustments to maintain reserves	(171)	(29)	(13)	18	(15)	(10)	10	(26)
Net equity transactions	(157,294)	(308,990)	(39,502)	(102,008)	(74,134)	169,842	(1,473)	(6,752)
Net change in contract owners’ equity	3,067	(440,031)	29,892	(153,635)	(16,464)	142,099	1,469	(8,970)
Contract owners’ equity beginning of period	1,306,054	1,746,085	545,549	699,184	358,146	216,047	17,735	26,705
Contract owners’ equity end of period	$1,309,121	1,306,054	575,441	545,549	341,682	358,146	19,204	17,735
CHANGES IN UNITS:
Beginning units	47,440	58,179	36,142	43,423	34,671	18,964	-	-
Units purchased	-	2	707	4,757	1,656	19,889	-	-
Units redeemed	(5,270)	(10,741)	(3,423)	(12,038)	(8,042)	(4,182)	-	-
Ending units	42,170	47,440	33,426	36,142	28,285	34,671	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSVREB		NVFIII		GBF		MSBF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6	28	14,292	-	1,352,093	1,228,304	7,298,103	2,986,268
Realized gain (loss) on investments	154	144	7,491	-	(1,752,774)	(2,864,077)	(1,681,671)	1,002,293
Change in unrealized gain (loss) on investments	82	(380)	(27,293)	-	8,743,038	(1,525,061)	10,826,728	(13,464,332)
Reinvested capital gains	76	-	13,352	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	318	(208)	7,842	-	8,342,357	(3,160,834)	16,443,160	(9,475,771)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,851,158	-	7,994,738	4,179,981	6,234,614	10,527,790
Transfers between funds	-	-	681,205	-	(19,158,184)	16,080,637	(12,912,928)	11,336,763
Redemptions (notes 2, 3 and 4)	(529)	(519)	(16,579)	-	(20,792,907)	(24,275,240)	(22,550,176)	(23,177,041)
Adjustments to maintain reserves	3	(2)	(8)	-	121	(200)	(31)	6
Net equity transactions	(526)	(521)	2,515,776	-	(31,956,232)	(4,014,821)	(29,228,521)	(1,312,482)
Net change in contract owners’ equity	(208)	(729)	2,523,618	-	(23,613,875)	(7,175,655)	(12,785,361)	(10,788,253)
Contract owners’ equity beginning of period	1,954	2,683	-	-	195,170,715	202,346,370	233,968,525	244,756,778
Contract owners’ equity end of period	$1,746	1,954	2,523,618	-	171,556,840	195,170,715	221,183,164	233,968,525
CHANGES IN UNITS:
Beginning units	-	-	-	-	12,354,850	12,420,978	14,307,465	14,471,179
Units purchased	-	-	271,007	-	3,451,796	2,369,782	2,249,622	2,839,000
Units redeemed	-	-	(29,837)	-	(5,850,164)	(2,435,910)	(4,031,048)	(3,002,714)
Ending units	-	-	241,170	-	9,956,482	12,354,850	12,526,039	14,307,465

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	HIBF		GVABD2		NVLCP2		NVCBD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,294,350	2,576,044	14,904,337	26,699,593	939,828	644,277	62,653	51,543
Realized gain (loss) on investments	756,609	1,147,091	16,390,010	11,017,167	(170,679)	(360,233)	34,669	(53,375)
Change in unrealized gain (loss) on investments	4,154,130	(6,560,887)	185,482,176	(122,145,281)	4,336,645	(2,378,195)	127,782	(63,452)
Reinvested capital gains	-	-	10,825,818	11,124,343	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	7,205,089	(2,837,752)	227,602,341	(73,304,178)	5,105,794	(2,094,151)	225,104	(65,284)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,258,282	1,745,535	427,959,519	356,371,879	3,300,519	3,303,665	65,057	58,876
Transfers between funds	(1,132,309)	(792,921)	(73,636,390)	163,461,571	(1,996,454)	2,295,557	612,256	(144,057)
Redemptions (notes 2, 3 and 4)	(6,808,875)	(6,705,401)	(251,774,918)	(223,934,700)	(6,863,433)	(5,936,527)	(198,727)	(364,796)
Adjustments to maintain reserves	88	623	61	(666)	(504)	83	(31)	9
Net equity transactions	(5,682,814)	(5,752,164)	102,548,272	295,898,085	(5,559,872)	(337,222)	478,555	(449,967)
Net change in contract owners' equity	1,522,275	(8,589,916)	330,150,613	222,593,907	(454,078)	(2,431,373)	703,659	(515,251)
Contract owners' equity beginning of period	57,039,035	65,628,951	3,031,954,547	2,809,360,640	67,730,295	70,161,668	2,948,079	3,463,330
Contract owners' equity end of period	$58,561,310	57,039,035	3,362,105,160	3,031,954,547	67,276,217	67,730,295	3,651,738	2,948,079
CHANGES IN UNITS:
Beginning units	2,634,670	2,895,079	264,067,144	239,086,312	5,180,632	5,222,094	228,067	263,219
Units purchased	463,856	574,421	50,899,640	54,073,953	924,883	782,698	105,303	44,577
Units redeemed	(698,640)	(834,830)	(43,145,709)	(29,093,121)	(1,347,153)	(824,160)	(70,702)	(79,729)
Ending units	2,399,886	2,634,670	271,821,075	264,067,144	4,758,362	5,180,632	262,668	228,067

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVCBD2		NVSTB2		NVBX		SAM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,260,406	1,231,606	1,032,187	1,026,385	18,675	4,058	1,468,501	(550,222)
Realized gain (loss) on investments	(94,822)	(1,314,436)	(1,003,869)	(483,151)	77	(1)	-	-
Change in unrealized gain (loss) on investments	5,316,997	(2,213,320)	3,587,210	(1,590,281)	696	(2,192)	-	-
Reinvested capital gains	-	-	-	-	-	91	-	5,172
Net increase (decrease) in contract owners' equity resulting from operations	6,482,581	(2,296,150)	3,615,528	(1,047,047)	19,448	1,956	1,468,501	(545,050)
Equity transactions:
Purchase payments received from contract owners (note 4)	6,971,388	5,024,871	14,025,257	6,681,290	691,556	169,109	134,678,359	129,238,041
Transfers between funds	4,659,914	(1,026,882)	(14,198,213)	27,406,828	-	1,665	268,169,188	318,806,374
Redemptions (notes 2, 3 and 4)	(9,915,998)	(10,465,861)	(16,384,941)	(12,547,140)	-	-	(465,764,138)	(400,116,693)
Adjustments to maintain reserves	21	210	(36)	21	(2)	(3)	6,117	(521)
Net equity transactions	1,715,325	(6,467,662)	(16,557,933)	21,541,000	691,554	170,771	(62,910,474)	47,927,201
Net change in contract owners' equity	8,197,906	(8,763,812)	(12,942,405)	20,493,953	711,002	172,727	(61,441,973)	47,382,151
Contract owners' equity beginning of period	91,111,595	99,875,407	160,933,701	140,439,748	172,727	-	565,631,666	518,249,515
Contract owners' equity end of period	$99,309,501	91,111,595	147,991,296	160,933,701	883,729	172,727	504,189,693	565,631,666
CHANGES IN UNITS:
Beginning units	7,366,376	7,919,555	15,840,601	13,652,889	16,971	-	48,439,904	45,584,470
Units purchased	2,165,714	1,624,715	4,361,340	4,961,211	63,430	16,971	59,343,695	59,924,879
Units redeemed	(2,043,138)	(2,177,894)	(6,090,291)	(2,773,499)	-	-	(64,521,501)	(57,069,445)
Ending units	7,488,952	7,366,376	14,111,650	15,840,601	80,401	16,971	43,262,098	48,439,904

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVGEII		NJMMA2		NJNDE2		NVMGA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,125	-	(50)	-	202	-	(2,339,087)	(1,201,840)
Realized gain (loss) on investments	3,526	-	13	-	33	-	572,631	1,150,403
Change in unrealized gain (loss) on investments	134,296	-	6,190	-	24,111	-	29,595,239	(33,537,835)
Reinvested capital gains	11,026	-	-	-	-	-	6,911,023	8,817,829
Net increase (decrease) in contract owners' equity resulting from operations	150,973	-	6,153	-	24,346	-	34,739,806	(24,771,443)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,649,815	-	1,014,914	-	660,362	-	42,591,448	57,061,800
Transfers between funds	419,121	-	1,323	-	-	-	890,491	3,854,292
Redemptions (notes 2, 3 and 4)	(1,715)	-	(812)	-	(814)	-	(10,715,517)	(7,996,785)
Adjustments to maintain reserves	20	-	11	-	3	-	(214)	(3)
Net equity transactions	2,067,241	-	1,015,436	-	659,551	-	32,766,208	52,919,304
Net change in contract owners' equity	2,218,214	-	1,021,589	-	683,897	-	67,506,014	28,147,861
Contract owners' equity beginning of period	-	-	-	-	-	-	244,394,241	216,246,380
Contract owners' equity end of period	$2,218,214	-	1,021,589	-	683,897	-	311,900,255	244,394,241
CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	24,609,072	19,669,396
Units purchased	207,401	-	101,362	-	62,448	-	4,764,898	6,675,085
Units redeemed	(1,460)	-	(81)	-	(77)	-	(1,682,473)	(1,735,409)
Ending units	205,941	-	101,281	-	62,371	-	27,691,497	24,609,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMGI2		NVMLG1		NVMLG2		NVMLV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,230,846	(788,253)	233,225	(100,229)	2,596,948	(1,914,690)	627,463	2,575
Realized gain (loss) on investments	909,398	2,471,246	(18,929)	173,831	(21,367)	13,514,395	(104,926)	(139,869)
Change in unrealized gain (loss) on investments	58,109,471	(30,426,570)	848,581	(1,824,827)	11,102,949	(32,276,222)	(84,902)	(663,929)
Reinvested capital gains	18,700,573	13,014,492	1,203,772	1,390,182	14,974,105	17,065,652	246,664	352,256
Net increase (decrease) in contract owners' equity resulting from operations	78,950,288	(15,729,085)	2,266,649	(361,043)	28,652,635	(3,610,865)	684,299	(448,967)
Equity transactions:
Purchase payments received from contract owners (note 4)	122,032,180	110,106,771	106,871	114,658	4,701,138	6,943,391	53,182	83,846
Transfers between funds	(564,094)	(16,132,054)	(488,443)	181,883	(7,142,025)	(4,939,358)	(307,830)	(237,913)
Redemptions (notes 2, 3 and 4)	(17,792,111)	(11,438,019)	(1,062,688)	(1,124,412)	(11,174,867)	(14,356,201)	(398,783)	(646,605)
Adjustments to maintain reserves	(353)	47	454	(41)	56	(51)	(3,163)	7
Net equity transactions	103,675,622	82,536,745	(1,443,806)	(827,912)	(13,615,698)	(12,352,220)	(656,594)	(800,665)
Net change in contract owners' equity	182,625,910	66,807,660	822,843	(1,188,955)	15,036,937	(15,963,085)	27,705	(1,249,632)
Contract owners' equity beginning of period	336,470,615	269,662,955	8,362,113	9,551,068	105,120,440	121,083,525	3,047,188	4,296,820
Contract owners' equity end of period	$519,096,525	336,470,615	9,184,956	8,362,113	120,157,377	105,120,440	3,074,893	3,047,188
CHANGES IN UNITS:
Beginning units	26,846,222	20,695,623	448,327	489,827	5,938,578	6,516,758	171,784	211,341
Units purchased	10,292,329	8,793,408	28,424	44,946	818,452	2,014,662	16,093	19,431
Units redeemed	(2,756,352)	(2,642,809)	(94,665)	(86,446)	(1,463,291)	(2,592,842)	(47,819)	(58,988)
Ending units	34,382,199	26,846,222	382,086	448,327	5,293,739	5,938,578	140,058	171,784

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMLV2		NVMMG1		NVMMG2		NVMIG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$16,019,792	(287,291)	(2,308,574)	(2,377,224)	(1,779,292)	(1,823,691)	(19,612)	(60,182)
Realized gain (loss) on investments	(1,428,375)	(2,164,067)	6,629,580	8,782,441	(5,070,783)	(874,162)	(388,170)	(189,533)
Change in unrealized gain (loss) on investments	(4,645,527)	(15,272,615)	2,119,857	(50,120,110)	10,786,045	(26,314,415)	4,700,681	(5,575,534)
Reinvested capital gains	5,625,297	7,707,695	44,016,105	31,816,800	29,545,635	21,485,657	1,343,193	1,725,469
Net increase (decrease) in contract owners' equity resulting from operations	15,571,187	(10,016,278)	50,456,968	(11,898,093)	33,481,605	(7,526,611)	5,636,092	(4,099,780)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,478,788	3,401,339	1,523,950	1,756,474	4,904,039	6,149,739	160,605	345,476
Transfers between funds	3,841,155	(8,910,389)	(1,867,508)	(2,592,938)	8,663,181	(17,322,361)	(252,156)	(49,932)
Redemptions (notes 2, 3 and 4)	(6,258,174)	(6,626,680)	(17,902,178)	(19,023,874)	(12,849,049)	(13,480,385)	(2,136,762)	(2,394,100)
Adjustments to maintain reserves	(192)	76	175	(24)	(20)	38	(967)	(124)
Net equity transactions	1,061,577	(12,135,654)	(18,245,561)	(19,860,361)	718,151	(24,652,970)	(2,229,280)	(2,098,680)
Net change in contract owners' equity	16,632,764	(22,151,932)	32,211,407	(31,758,454)	34,199,756	(32,179,581)	3,406,812	(6,198,460)
Contract owners' equity beginning of period	66,500,699	88,652,631	146,634,724	178,393,178	94,349,393	126,528,974	18,825,073	25,023,533
Contract owners' equity end of period	$83,133,463	66,500,699	178,846,131	146,634,724	128,549,149	94,349,393	22,231,885	18,825,073
CHANGES IN UNITS:
Beginning units	4,631,844	5,374,554	8,287,039	9,267,604	5,598,301	6,895,043	1,994,973	2,185,527
Units purchased	761,693	650,159	121,840	141,763	1,622,679	730,029	23,963	62,992
Units redeemed	(702,710)	(1,392,869)	(951,632)	(1,122,328)	(1,548,592)	(2,026,771)	(225,343)	(253,546)
Ending units	4,690,827	4,631,844	7,457,247	8,287,039	5,672,388	5,598,301	1,793,593	1,994,973

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMIG6		NVRE1		NVRE2		NVMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(552,693)	(444,844)	147,271	203,975	(41,059)	(7,647)	11,590	5,661
Realized gain (loss) on investments	3,727,688	4,790,751	(1,076,756)	(3,215,420)	(1,423,079)	(4,987,974)	(27,080)	16,783
Change in unrealized gain (loss) on investments	16,388,068	(31,597,507)	11,769,139	755,114	23,025,386	278,460	38,668	(231,171)
Reinvested capital gains	5,912,227	7,996,527	-	-	-	-	114,157	107,363
Net increase (decrease) in contract owners' equity resulting from operations	25,475,290	(19,255,073)	10,839,654	(2,256,331)	21,561,248	(4,717,161)	137,335	(101,364)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,124,069	1,420,141	519,095	514,254	2,999,734	2,015,422	(971)	240,673
Transfers between funds	(3,281,369)	4,067,078	(483,738)	(1,307,193)	5,008,440	(4,241,581)	(74,798)	(165,287)
Redemptions (notes 2, 3 and 4)	(10,939,256)	(12,620,392)	(4,960,873)	(5,097,870)	(9,565,206)	(8,213,034)	(39,389)	(23,655)
Adjustments to maintain reserves	(83)	(37)	(49)	(9)	(88)	112	3	3
Net equity transactions	(13,096,639)	(7,133,209)	(4,925,565)	(5,890,817)	(1,557,120)	(10,439,081)	(115,155)	51,735
Net change in contract owners' equity	12,378,651	(26,388,282)	5,914,089	(8,147,148)	20,004,128	(15,156,242)	22,180	(49,629)
Contract owners' equity beginning of period	86,197,305	112,585,587	38,923,199	47,070,347	77,652,300	92,808,542	626,375	676,004
Contract owners' equity end of period	$98,575,956	86,197,305	44,837,288	38,923,199	97,656,428	77,652,300	648,555	626,375
CHANGES IN UNITS:
Beginning units	8,452,066	9,061,611	2,737,930	3,139,271	5,777,988	6,517,308	40,741	37,926
Units purchased	666,371	1,108,055	88,471	76,251	1,213,815	421,196	274	15,527
Units redeemed	(1,733,774)	(1,717,600)	(381,437)	(477,592)	(1,320,260)	(1,160,516)	(6,807)	(12,712)
Ending units	7,384,663	8,452,066	2,444,964	2,737,930	5,671,543	5,777,988	34,208	40,741

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMMV2		NVNMO1		NVNMO2		NVNSR1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,787,439	(990,886)	(509,008)	(616,226)	(396,943)	(457,328)	(10,222)	(14,390)
Realized gain (loss) on investments	(6,544,540)	2,990,313	2,231,541	3,143,671	1,324,883	1,123,674	(81,247)	(31,900)
Change in unrealized gain (loss) on investments	9,982,958	(82,241,631)	9,171,508	(14,357,331)	5,204,244	(7,593,896)	339,592	(349,371)
Reinvested capital gains	40,213,968	44,244,288	5,862,075	7,763,536	3,343,833	4,380,874	200,511	233,530
Net increase (decrease) in contract owners' equity resulting from operations	45,439,825	(35,997,916)	16,756,116	(4,066,350)	9,476,017	(2,546,676)	448,634	(162,131)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,870,048	3,747,176	454,211	666,389	3,448,248	6,993,532	51,240	85,687
Transfers between funds	(3,325,488)	(6,630,827)	(809,560)	(603,524)	(1,228,082)	(3,935,410)	(52,964)	171,815
Redemptions (notes 2, 3 and 4)	(25,040,142)	(26,842,451)	(6,674,205)	(7,703,270)	(5,170,758)	(4,068,816)	(387,637)	(257,589)
Adjustments to maintain reserves	17	91	(60)	17	(432)	56	(42)	(3)
Net equity transactions	(25,495,565)	(29,726,010)	(7,029,614)	(7,640,387)	(2,951,024)	(1,010,638)	(389,403)	(90)
Net change in contract owners' equity	19,944,260	(65,723,926)	9,726,502	(11,706,737)	6,524,993	(3,557,314)	59,231	(162,221)
Contract owners' equity beginning of period	211,654,527	277,378,453	66,242,111	77,948,848	36,589,390	40,146,704	2,043,477	2,205,698
Contract owners' equity end of period	$231,598,787	211,654,527	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477
CHANGES IN UNITS:
Beginning units	11,449,717	12,848,908	3,929,899	4,345,281	2,256,041	2,319,444	115,207	115,638
Units purchased	424,367	366,691	36,440	55,527	403,190	786,281	5,377	25,482
Units redeemed	(1,613,121)	(1,765,882)	(400,441)	(470,909)	(556,352)	(849,684)	(25,267)	(25,913)
Ending units	10,260,963	11,449,717	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVNSR2		NVAMV1		NVAMV2		NVOLG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(845,151)	(1,105,715)	475,718	10,216	1,617,278	(542,399)	1,305,605	(2,230,873)
Realized gain (loss) on investments	6,641,110	7,426,223	485,656	1,013,724	(1,850,167)	4,380,443	9,742,258	12,723,825
Change in unrealized gain (loss) on investments	5,270,364	(24,473,148)	3,284,602	(7,833,295)	18,104,147	(33,380,021)	4,696,528	(51,686,756)
Reinvested capital gains	11,257,304	11,452,954	4,051,728	2,692,475	17,876,349	11,649,477	96,430,002	35,168,385
Net increase (decrease) in contract owners' equity resulting from operations	22,323,627	(6,699,686)	8,297,704	(4,116,880)	35,747,607	(17,892,500)	112,174,393	(6,025,419)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,957,837	2,043,461	444,447	514,837	4,942,210	6,939,343	2,982,662	4,342,458
Transfers between funds	(1,327,303)	(7,196,880)	(522,107)	(1,231,880)	(3,966,150)	(9,426,458)	(4,879,185)	(6,191,176)
Redemptions (notes 2, 3 and 4)	(11,423,659)	(14,264,912)	(4,626,335)	(4,836,390)	(14,934,465)	(16,881,810)	(38,541,417)	(41,127,366)
Adjustments to maintain reserves	(20)	19	124	(36)	76	(48)	981	(1,523)
Net equity transactions	(10,793,145)	(19,418,313)	(4,703,871)	(5,553,470)	(13,958,329)	(19,368,973)	(40,436,959)	(42,977,606)
Net change in contract owners' equity	11,530,482	(26,117,999)	3,593,833	(9,670,350)	21,789,278	(37,261,473)	71,737,434	(49,003,025)
Contract owners' equity beginning of period	93,668,001	119,786,000	34,913,126	44,583,476	148,522,167	185,783,640	327,755,997	376,759,022
Contract owners' equity end of period	$105,198,483	93,668,001	38,506,959	34,913,126	170,311,445	148,522,167	399,493,431	327,755,997
CHANGES IN UNITS:
Beginning units	5,445,148	6,457,892	1,423,536	1,625,882	6,265,951	6,997,342	11,104,064	12,431,015
Units purchased	980,238	211,598	28,916	33,188	500,673	529,765	144,812	207,414
Units redeemed	(1,499,733)	(1,224,342)	(199,428)	(235,534)	(1,011,270)	(1,261,156)	(1,273,572)	(1,534,365)
Ending units	4,925,653	5,445,148	1,253,024	1,423,536	5,755,354	6,265,951	9,975,304	11,104,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVOLG2		NVTIV3		DTRTFB		TRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(9,583)	(2,880,734)	1,708,201	815,950	163,109	68,502	(226,179)	(341,121)
Realized gain (loss) on investments	(4,385,492)	12,537,334	1,676,428	(186,177)	26,958	(3,290)	8,613,128	5,412,533
Change in unrealized gain (loss) on investments	16,051,245	(38,596,452)	(860,109)	(37,965,243)	103,335	(49,953)	16,498,962	(6,081,029)
Reinvested capital gains	68,289,238	25,233,914	16,421,785	2,154,399	-	-	5,358,500	-
Net increase (decrease) in contract owners' equity resulting from operations	79,945,408	(3,705,938)	18,946,305	(35,181,071)	293,402	15,259	30,244,411	(1,009,617)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,039,861	7,252,168	4,078,392	4,880,709	1,487,721	1,075,810	1,145,526	1,467,516
Transfers between funds	13,754,398	(26,081,798)	14,144,987	9,391,728	3,869,032	2,252,750	(1,289,921)	(551,911)
Redemptions (notes 2, 3 and 4)	(25,391,347)	(28,892,188)	(18,641,037)	(22,033,592)	(216,231)	(38,637)	(12,583,393)	(14,905,018)
Adjustments to maintain reserves	580	(323)	(5)	156	(47)	(13)	293	(252)
Net equity transactions	(6,596,508)	(47,722,141)	(417,663)	(7,760,999)	5,140,475	3,289,911	(12,727,495)	(13,989,666)
Net change in contract owners' equity	73,348,900	(51,428,079)	18,528,642	(42,942,070)	5,433,877	3,305,170	17,516,916	(14,999,283)
Contract owners' equity beginning of period	232,110,540	283,538,619	171,371,562	214,313,632	3,305,170	-	113,969,832	128,969,115
Contract owners' equity end of period	$305,459,440	232,110,540	189,900,204	171,371,562	8,739,047	3,305,170	131,486,748	113,969,832
CHANGES IN UNITS:
Beginning units	8,197,306	9,719,315	12,328,795	12,810,235	327,763	-	1,054,265	1,184,299
Units purchased	1,635,828	835,015	1,882,174	1,410,706	573,492	370,592	19,611	13,494
Units redeemed	(1,841,800)	(2,357,024)	(1,891,624)	(1,892,146)	(75,322)	(42,829)	(136,715)	(143,528)
Ending units	7,991,334	8,197,306	12,319,345	12,328,795	825,933	327,763	937,161	1,054,265

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TRF2		EIF		EIF2		SCGF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(627,212)	(777,520)	55,536	48,187	803,645	476,909	(80,482)	(83,551)
Realized gain (loss) on investments	14,753,218	12,434,552	(30,301)	12,960	6,796,829	6,665,530	(128,166)	(138,478)
Change in unrealized gain (loss) on investments	6,215,676	(12,693,515)	720,030	(605,068)	43,237,510	(51,716,446)	290,025	(1,082,099)
Reinvested capital gains	4,631,916	-	146,201	271,617	11,573,711	23,152,907	1,667,975	726,509
Net increase (decrease) in contract owners' equity resulting from operations	24,973,598	(1,036,483)	891,466	(272,304)	62,411,695	(21,421,100)	1,749,352	(577,619)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,601,250	2,411,856	784,144	2,698,268	54,818,300	64,467,404	82,071	124,701
Transfers between funds	1,979,516	(6,763,359)	67,828	(198,660)	2,609,524	(8,067,877)	(113,048)	(19,232)
Redemptions (notes 2, 3 and 4)	(12,535,194)	(13,147,975)	(557,835)	(110,349)	(19,018,448)	(17,263,808)	(487,260)	(630,183)
Adjustments to maintain reserves	18	(31)	(16)	11	90	60	(52)	(58)
Net equity transactions	(5,954,410)	(17,499,509)	294,121	2,389,270	38,409,466	39,135,779	(518,289)	(524,772)
Net change in contract owners' equity	19,019,188	(18,535,992)	1,185,587	2,116,966	100,821,161	17,714,679	1,231,063	(1,102,391)
Contract owners' equity beginning of period	93,592,409	112,128,401	3,200,981	1,084,015	226,596,116	208,881,437	5,337,564	6,439,955
Contract owners' equity end of period	$112,611,597	93,592,409	4,386,568	3,200,981	327,417,277	226,596,116	6,568,627	5,337,564
CHANGES IN UNITS:
Beginning units	3,413,423	4,014,588	207,195	64,704	8,038,252	6,803,971	420,135	461,080
Units purchased	757,632	161,961	55,456	165,014	2,429,342	2,397,616	60,173	82,212
Units redeemed	(927,379)	(763,126)	(38,521)	(22,523)	(1,228,386)	(1,163,335)	(94,617)	(123,157)
Ending units	3,243,676	3,413,423	224,130	207,195	9,239,208	8,038,252	385,691	420,135

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCGF2		SCF		SCF2		GEM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(580,760)	(589,434)	(750,308)	(891,686)	(601,305)	(672,233)	91,008	(60,283)
Realized gain (loss) on investments	(293,111)	(2,072,864)	899,993	2,597,583	(2,453,956)	926,773	131,937	242,622
Change in unrealized gain (loss) on investments	158,252	(6,057,765)	5,795,975	(26,176,997)	6,559,275	(17,073,544)	1,338,309	(2,069,335)
Reinvested capital gains	10,937,783	4,403,766	6,641,946	15,969,097	4,811,073	11,062,698	-	-
Net increase (decrease) in contract owners' equity resulting from operations	10,222,164	(4,316,297)	12,587,606	(8,502,003)	8,315,087	(5,756,306)	1,561,254	(1,886,996)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,127,553	3,166,178	353,335	461,149	1,384,344	1,328,192	293,943	248,067
Transfers between funds	206,502	931,013	(1,099,718)	(1,064,661)	53,394	(1,559,253)	(155,597)	(281,709)
Redemptions (notes 2, 3 and 4)	(2,910,891)	(3,272,986)	(5,260,034)	(7,224,150)	(3,779,487)	(4,798,013)	(846,039)	(1,161,755)
Adjustments to maintain reserves	(421)	(42)	2,273	455	(347)	(71)	(686)	622
Net equity transactions	(577,257)	824,163	(6,004,144)	(7,827,207)	(2,342,096)	(5,029,145)	(708,379)	(1,194,774)
Net change in contract owners' equity	9,644,907	(3,492,134)	6,583,462	(16,329,210)	5,972,991	(10,785,451)	852,875	(3,081,770)
Contract owners' equity beginning of period	31,277,090	34,769,224	54,099,761	70,428,971	35,355,133	46,140,584	7,954,870	11,036,640
Contract owners' equity end of period	$40,921,997	31,277,090	60,683,223	54,099,761	41,328,124	35,355,133	8,807,745	7,954,870
CHANGES IN UNITS:
Beginning units	1,224,052	1,227,824	888,494	1,004,309	1,077,040	1,205,338	400,658	452,326
Units purchased	296,499	501,084	16,309	13,448	114,181	81,087	66,444	63,438
Units redeemed	(319,909)	(504,856)	(98,233)	(129,263)	(171,754)	(209,385)	(92,415)	(115,106)
Ending units	1,200,642	1,224,052	806,570	888,494	1,019,467	1,077,040	374,687	400,658

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GEM2		GIG		NVIE6		SCVF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$305,314	(698,563)	175,445	118,808	325,037	108,871	(71,887)	(201,275)
Realized gain (loss) on investments	288,774	2,326,366	(40,710)	158,153	(276,655)	2,345,202	550,254	1,916,495
Change in unrealized gain (loss) on investments	9,173,147	(13,325,589)	1,593,391	(3,085,892)	4,857,869	(10,312,723)	(4,023,582)	(11,736,813)
Reinvested capital gains	-	-	645,702	83,763	1,907,829	229,734	7,373,925	4,944,715
Net increase (decrease) in contract owners' equity resulting from operations	9,767,235	(11,697,786)	2,373,828	(2,725,168)	6,814,080	(7,628,916)	3,828,710	(5,076,878)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,029,528	5,102,671	241,568	881,773	1,985,948	3,952,006	321,666	383,558
Transfers between funds	(1,217,513)	(6,797,147)	(751,559)	66,367	(1,591,039)	(4,343,414)	(431,245)	(662,510)
Redemptions (notes 2, 3 and 4)	(4,605,580)	(5,762,634)	(2,067,816)	(1,922,498)	(4,281,768)	(3,962,279)	(2,830,041)	(3,452,243)
Adjustments to maintain reserves	(477)	(63)	273	27	(10)	31	76	(88)
Net equity transactions	(3,794,042)	(7,457,173)	(2,577,534)	(974,331)	(3,886,869)	(4,353,656)	(2,939,544)	(3,731,283)
Net change in contract owners' equity	5,973,193	(19,154,959)	(203,706)	(3,699,499)	2,927,211	(11,982,572)	889,166	(8,808,161)
Contract owners' equity beginning of period	48,975,547	68,130,506	14,489,968	18,189,467	40,793,626	52,776,198	22,998,562	31,806,723
Contract owners' equity end of period	$54,948,740	48,975,547	14,286,262	14,489,968	43,720,837	40,793,626	23,887,728	22,998,562
CHANGES IN UNITS:
Beginning units	1,701,880	1,953,769	1,056,569	1,111,699	4,687,087	5,107,600	644,567	734,822
Units purchased	208,285	445,388	25,345	92,592	550,372	815,341	21,407	20,904
Units redeemed	(329,419)	(697,277)	(194,026)	(147,722)	(946,750)	(1,235,854)	(94,094)	(111,159)
Ending units	1,580,746	1,701,880	887,888	1,056,569	4,290,709	4,687,087	571,880	644,567

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCVF2		GVAGG2		GVAGR2		GVAGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(242,885)	(458,757)	(2,951,738)	(4,367,169)	(7,106,312)	(7,478,332)	(4,501,197)	(15,092,254)
Realized gain (loss) on investments	(2,764,139)	(443,171)	11,151,511	11,244,628	22,212,277	45,661,848	68,482,858	118,796,905
Change in unrealized gain (loss) on investments	(2,883,314)	(13,660,912)	57,377,842	(58,849,838)	45,928,624	(102,883,549)	333,113,418	(450,860,185)
Reinvested capital gains	11,286,911	7,176,182	28,599,372	17,453,965	84,344,657	56,261,054	301,949,354	247,543,198
Net increase (decrease) in contract owners' equity resulting from operations	5,396,573	(7,386,658)	94,176,987	(34,518,414)	145,379,246	(8,438,979)	699,044,433	(99,612,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,001,527	1,460,953	23,234,152	26,656,534	47,428,561	42,968,011	360,938,121	301,723,570
Transfers between funds	(178,799)	(833,025)	(3,558,361)	(3,492,636)	(14,490,876)	(44,561,576)	9,436,526	(182,857,928)
Redemptions (notes 2, 3 and 4)	(3,138,150)	(3,403,691)	(26,834,642)	(31,378,573)	(51,020,328)	(49,582,677)	(269,379,536)	(240,788,245)
Adjustments to maintain reserves	(336)	(81)	(138)	(34)	136	(39)	1,301	(1,366)
Net equity transactions	(2,315,758)	(2,775,844)	(7,158,989)	(8,214,710)	(18,082,507)	(51,176,281)	100,996,412	(121,923,968)
Net change in contract owners' equity	3,080,815	(10,162,502)	87,017,998	(42,733,124)	127,296,739	(59,615,260)	800,040,845	(221,536,304)
Contract owners' equity beginning of period	32,406,291	42,568,793	287,157,721	329,890,845	516,193,490	575,808,750	2,852,932,413	3,074,468,717
Contract owners' equity end of period	$35,487,106	32,406,291	374,175,719	287,157,721	643,490,229	516,193,490	3,652,973,258	2,852,932,413
CHANGES IN UNITS:
Beginning units	987,854	1,059,738	15,904,781	16,304,900	25,709,376	28,116,220	169,771,107	176,625,407
Units purchased	121,142	134,954	2,338,267	2,510,424	3,435,384	3,839,065	29,714,824	21,374,055
Units redeemed	(181,634)	(206,838)	(2,650,702)	(2,910,543)	(4,202,804)	(6,245,909)	(24,439,000)	(28,228,355)
Ending units	927,362	987,854	15,592,346	15,904,781	24,941,956	25,709,376	175,046,931	169,771,107

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVDIVI		GVDIV2		NVSIX2		GVIX2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$479,653	75,831	10,951,298	1,460,853	(597,986)	(421,887)	72,354	53,086
Realized gain (loss) on investments	(50,840)	(9,577)	(1,279,662)	(277,382)	(2,940,718)	(79,023)	37,761	17,814
Change in unrealized gain (loss) on investments	(211,448)	(565,573)	(4,905,924)	(11,971,332)	(14,450,894)	(24,049,202)	374,499	(441,191)
Reinvested capital gains	92,297	-	2,114,428	-	38,288,355	11,733,994	5,375	-
Net increase (decrease) in contract owners' equity resulting from operations	309,662	(499,319)	6,880,140	(10,787,861)	20,298,757	(12,816,118)	489,989	(370,291)
Equity transactions:
Purchase payments received from contract owners (note 4)	34,571	64,483	1,394,422	1,981,725	12,868,858	18,446,966	193,209	1,122,527
Transfers between funds	70,926	(319,694)	4,085,834	2,518,783	139,987	(3,716,116)	(84,859)	280,643
Redemptions (notes 2, 3 and 4)	(238,465)	(278,611)	(5,938,346)	(6,455,537)	(4,691,174)	(4,543,129)	(172,937)	(61,971)
Adjustments to maintain reserves	(51)	14	(461)	(33)	(437)	(54)	(19)	2
Net equity transactions	(133,019)	(533,809)	(458,551)	(1,955,062)	8,317,234	10,187,666	(64,606)	1,341,201
Net change in contract owners' equity	176,643	(1,033,128)	6,421,589	(12,742,923)	28,615,991	(2,628,452)	425,383	970,910
Contract owners' equity beginning of period	2,142,588	3,175,716	46,553,847	59,296,770	84,530,383	87,158,835	2,333,786	1,362,876
Contract owners' equity end of period	$2,319,231	2,142,588	52,975,436	46,553,847	113,146,374	84,530,383	2,759,169	2,333,786
CHANGES IN UNITS:
Beginning units	245,331	297,403	3,238,080	3,357,520	5,983,119	5,388,295	215,853	107,945
Units purchased	19,745	15,457	585,821	544,667	1,467,123	1,598,434	21,622	117,069
Units redeemed	(34,122)	(67,529)	(611,566)	(664,107)	(941,862)	(1,003,610)	(26,277)	(9,161)
Ending units	230,954	245,331	3,212,335	3,238,080	6,508,380	5,983,119	211,198	215,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIX8		MCIF		GVEX2		GVIDA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,571,883	742,463	(465,412)	(520,301)	2,694,312	(371,563)	511,267	(373,964)
Realized gain (loss) on investments	270,981	682,978	6,001,853	6,814,168	11,566,295	10,859,386	8,150,856	13,445,287
Change in unrealized gain (loss) on investments	14,103,605	(15,856,682)	6,156,457	(59,957,970)	137,277,218	(76,513,657)	8,211,447	(44,777,087)
Reinvested capital gains	186,217	-	39,910,116	22,609,845	31,932,459	21,505,397	13,735,105	14,202,162
Net increase (decrease) in contract owners' equity resulting from operations	16,132,686	(14,431,241)	51,603,014	(31,054,258)	183,470,284	(44,520,437)	30,608,675	(17,503,602)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,329,450	15,483,162	22,391,003	27,848,281	107,657,108	109,296,078	2,913,490	7,884,793
Transfers between funds	1,304,129	2,124,123	539,358	(7,983,018)	(17,023,123)	(12,274,129)	(5,979,928)	(8,612,022)
Redemptions (notes 2, 3 and 4)	(5,444,619)	(4,238,763)	(18,229,362)	(17,282,671)	(40,595,278)	(42,825,225)	(15,777,217)	(20,723,853)
Adjustments to maintain reserves	(440)	38	(44)	263	(40)	(118)	82	32
Net equity transactions	7,188,520	13,368,560	4,700,955	2,582,855	50,038,667	54,196,607	(18,843,573)	(21,451,050)
Net change in contract owners' equity	23,321,206	(1,062,681)	56,303,969	(28,471,403)	233,508,951	9,676,170	11,765,102	(38,954,652)
Contract owners' equity beginning of period	80,143,069	81,205,750	212,815,278	241,286,681	626,339,778	616,663,608	147,600,435	186,555,087
Contract owners' equity end of period	$103,464,275	80,143,069	269,119,247	212,815,278	859,848,729	626,339,778	159,365,537	147,600,435
CHANGES IN UNITS:
Beginning units	8,362,077	7,174,717	6,128,379	6,064,937	39,634,312	36,584,258	5,818,163	6,560,953
Units purchased	1,671,267	2,076,796	1,248,668	1,171,346	8,981,637	9,656,213	141,217	625,835
Units redeemed	(999,081)	(889,436)	(1,123,466)	(1,107,904)	(6,401,072)	(6,606,159)	(801,260)	(1,368,625)
Ending units	9,034,263	8,362,077	6,253,581	6,128,379	42,214,877	39,634,312	5,158,120	5,818,163

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMAA2		GVDMA		GVIDM		GVDMC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,271,703	(1,650,134)	3,498,047	350,470	13,173,702	5,675,946	4,766,090	3,018,103
Realized gain (loss) on investments	1,917,432	827,956	27,759,548	33,733,599	(7,335,634)	2,241,505	14,984,145	4,637,364
Change in unrealized gain (loss) on investments	248,897,323	(191,171,667)	28,438,358	(172,170,464)	117,026,588	(345,329,677)	23,432,868	(88,299,573)
Reinvested capital gains	58,306,944	81,105,626	63,771,904	72,044,411	184,325,769	182,494,985	36,823,064	41,484,041
Net increase (decrease) in contract owners' equity resulting from operations	317,393,402	(110,888,219)	123,467,857	(66,041,984)	307,190,425	(154,917,241)	80,006,167	(39,160,065)
Equity transactions:
Purchase payments received from contract owners (note 4)	345,551,020	317,545,912	9,018,225	11,113,464	17,585,479	27,382,532	16,209,475	15,724,070
Transfers between funds	38,469,872	70,761,985	(23,413,591)	(22,645,424)	(24,421,738)	(54,795,552)	(5,248,476)	(4,925,302)
Redemptions (notes 2, 3 and 4)	(102,307,537)	(72,987,850)	(84,303,078)	(99,346,910)	(214,637,078)	(235,521,960)	(80,914,419)	(80,483,391)
Adjustments to maintain reserves	(3,240)	2,655	50,058	(1,419)	20,894	(20,651)	238	156
Net equity transactions	281,710,115	315,322,702	(98,648,386)	(110,880,290)	(221,452,443)	(262,955,632)	(69,953,182)	(69,684,466)
Net change in contract owners' equity	599,103,517	204,434,483	24,819,471	(176,922,274)	85,737,982	(417,872,873)	10,052,985	(108,844,531)
Contract owners' equity beginning of period	1,703,853,239	1,499,418,756	655,639,526	832,561,800	2,004,731,980	2,422,604,853	703,492,503	812,337,034
Contract owners' equity end of period	$2,302,956,756	1,703,853,239	680,458,997	655,639,526	2,090,469,962	2,004,731,980	713,545,488	703,492,503
CHANGES IN UNITS:
Beginning units	153,008,686	126,440,617	27,509,783	31,674,347	100,698,428	113,080,530	41,053,128	44,950,379
Units purchased	34,923,216	35,142,926	449,389	700,575	3,700,694	2,468,397	2,023,927	2,043,328
Units redeemed	(11,793,422)	(8,574,857)	(4,107,475)	(4,865,139)	(13,766,776)	(14,850,499)	(5,829,004)	(5,940,579)
Ending units	176,138,480	153,008,686	23,851,697	27,509,783	90,632,346	100,698,428	37,248,051	41,053,128

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIDC		GVAAA2		NVCRA2		NVCMA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,001,246	2,979,361	8,846,720	(21,567,623)	771,484	77,395	3,762,595	1,248,164
Realized gain (loss) on investments	(7,016,871)	(3,428,241)	239,173,773	162,349,396	(1,159,082)	(881,096)	(3,759,725)	423,579
Change in unrealized gain (loss) on investments	36,829,703	(31,649,185)	430,187,040	(893,029,411)	8,365,664	(9,548,966)	26,174,829	(57,193,774)
Reinvested capital gains	11,665,066	11,940,847	436,261,026	341,399,975	5,368,736	1,400,459	29,993,449	19,354,216
Net increase (decrease) in contract owners' equity resulting from operations	45,479,144	(20,157,218)	1,114,468,559	(410,847,663)	13,346,802	(8,952,208)	56,171,148	(36,167,815)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,528,826	15,602,208	379,191,548	336,069,270	3,731,112	4,451,004	3,470,488	6,252,575
Transfers between funds	73,317,874	38,851,274	(8,284,771)	42,008,625	(962,635)	(3,319,227)	(6,892,309)	(9,901,698)
Redemptions (notes 2, 3 and 4)	(140,090,953)	(115,146,395)	(706,011,519)	(659,600,418)	(5,080,301)	(5,006,065)	(31,751,574)	(40,240,042)
Adjustments to maintain reserves	183	95	1,919	(1,470)	(170)	(72)	(107)	65
Net equity transactions	(51,244,070)	(60,692,819)	(335,102,823)	(281,523,993)	(2,311,994)	(3,874,360)	(35,173,502)	(43,889,100)
Net change in contract owners' equity	(5,764,926)	(80,850,037)	779,365,736	(692,371,656)	11,034,808	(12,826,568)	20,997,646	(80,056,915)
Contract owners' equity beginning of period	587,674,624	668,524,661	5,987,024,415	6,679,396,071	61,103,892	73,930,460	289,247,189	369,304,104
Contract owners' equity end of period	$581,909,698	587,674,624	6,766,390,151	5,987,024,415	72,138,700	61,103,892	310,244,835	289,247,189
CHANGES IN UNITS:
Beginning units	41,086,948	45,224,620	363,160,318	379,710,213	4,587,657	4,871,759	21,482,129	24,451,473
Units purchased	10,617,103	7,562,108	33,062,711	32,139,289	408,183	390,851	432,529	796,727
Units redeemed	(14,087,517)	(11,699,780)	(51,954,062)	(48,689,184)	(570,574)	(674,953)	(2,741,256)	(3,766,071)
Ending units	37,616,534	41,086,948	344,268,967	363,160,318	4,425,266	4,587,657	19,173,402	21,482,129

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCA2		NVCMD2		NVCRB2		NVCMC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$30,641,503	12,082,862	28,240,109	12,827,427	23,285,998	15,267,983	7,830,878	5,141,349
Realized gain (loss) on investments	(1,981,561)	36,926,764	4,036,280	36,562,752	14,950,857	29,768,140	(2,290,779)	3,096,067
Change in unrealized gain (loss) on investments	154,317,605	(414,176,923)	149,304,239	(383,330,682)	103,875,699	(317,141,748)	44,640,433	(86,788,956)
Reinvested capital gains	218,064,619	123,441,637	174,592,903	121,116,144	130,413,547	109,458,295	35,297,950	31,104,323
Net increase (decrease) in contract owners' equity resulting from operations	401,042,166	(241,725,660)	356,173,531	(212,824,359)	272,526,101	(162,647,330)	85,478,482	(47,447,217)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,429,673	20,245,929	18,750,074	18,726,673	48,176,610	48,392,017	12,561,001	16,775,837
Transfers between funds	(31,888,348)	(19,948,884)	(38,749,902)	(39,902,104)	(24,153,067)	(51,175,872)	(6,247,081)	(13,867,885)
Redemptions (notes 2, 3 and 4)	(248,976,578)	(270,039,154)	(233,979,822)	(240,177,670)	(192,344,492)	(181,797,930)	(75,882,805)	(70,790,038)
Adjustments to maintain reserves	(5,933)	261	(63)	192	(52)	323	203	49
Net equity transactions	(268,441,186)	(269,741,848)	(253,979,713)	(261,352,909)	(168,321,001)	(184,581,461)	(69,568,682)	(67,882,037)
Net change in contract owners' equity	132,600,980	(511,467,508)	102,193,818	(474,177,268)	104,205,100	(347,228,791)	15,909,800	(115,329,254)
Contract owners' equity beginning of period	2,264,878,130	2,776,345,638	2,264,265,546	2,738,442,814	1,939,316,377	2,286,545,168	703,698,360	819,027,614
Contract owners' equity end of period	$2,397,479,110	2,264,878,130	2,366,459,364	2,264,265,546	2,043,521,477	1,939,316,377	719,608,160	703,698,360
CHANGES IN UNITS:
Beginning units	167,139,954	185,428,749	169,751,666	187,940,542	148,478,478	161,832,789	55,035,016	60,127,400
Units purchased	5,156,332	4,990,320	4,447,314	3,771,878	5,848,586	6,335,270	2,437,396	2,705,091
Units redeemed	(23,009,059)	(23,279,115)	(21,863,284)	(21,960,754)	(17,780,778)	(19,689,581)	(7,535,758)	(7,797,475)
Ending units	149,287,227	167,139,954	152,335,696	169,751,666	136,546,286	148,478,478	49,936,654	55,035,016

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCN2		NVDBL2		NVDCA2		NVLM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,129,070	4,197,471	10,967,757	6,501,270	7,868,587	2,267,299	(28,638)	1,747
Realized gain (loss) on investments	(5,114,554)	(4,289,679)	19,916,421	27,946,856	25,369,177	32,969,850	160,078	46,921
Change in unrealized gain (loss) on investments	40,579,434	(30,633,306)	69,396,569	(194,420,741)	95,168,035	(236,552,000)	1,743,424	(2,013,743)
Reinvested capital gains	11,535,298	3,795,662	90,328,521	64,368,689	100,446,388	88,646,903	323,936	554,519
Net increase (decrease) in contract owners' equity resulting from operations	53,129,248	(26,929,852)	190,609,268	(95,603,926)	228,852,187	(112,667,948)	2,198,800	(1,410,556)
Equity transactions:
Purchase payments received from contract owners (note 4)	22,774,430	13,621,616	51,891,897	53,335,694	6,124,528	10,918,284	992,895	1,964,439
Transfers between funds	61,826,952	28,800,750	(16,748,300)	(11,497,512)	(15,059,188)	194,037	1,511,436	4,794,136
Redemptions (notes 2, 3 and 4)	(126,237,229)	(106,519,929)	(128,187,937)	(122,612,561)	(134,648,433)	(137,747,308)	(1,078,893)	(421,199)
Adjustments to maintain reserves	41	186	(50)	(18)	(551)	194	(115)	(36)
Net equity transactions	(41,635,806)	(64,097,377)	(93,044,390)	(80,774,396)	(143,583,644)	(126,634,793)	1,425,323	6,337,340
Net change in contract owners' equity	11,493,442	(91,027,229)	97,564,878	(176,378,322)	85,268,543	(239,302,741)	3,624,123	4,926,784
Contract owners' equity beginning of period	605,629,650	696,656,879	1,425,937,414	1,602,315,736	1,312,171,390	1,551,474,131	13,865,261	8,938,477
Contract owners' equity end of period	$617,123,092	605,629,650	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390	17,489,384	13,865,261
CHANGES IN UNITS:
Beginning units	50,580,027	55,841,512	87,424,198	92,168,347	68,870,094	75,042,840	1,200,259	696,475
Units purchased	11,036,583	9,521,559	4,902,323	5,276,748	2,407,067	2,418,783	290,662	542,271
Units redeemed	(14,455,839)	(14,783,044)	(10,225,655)	(10,020,897)	(9,264,496)	(8,591,529)	(180,925)	(38,487)
Ending units	47,160,771	50,580,027	82,100,866	87,424,198	62,012,665	68,870,094	1,309,996	1,200,259

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVLCA2		NCPG2		NCPGI2		IDPG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$59,077	44,378	13,566,756	5,732,770	5,733,423	3,432,691	7,757,249	3,357,264
Realized gain (loss) on investments	184,384	219,200	(1,590,354)	1,840,356	(646,208)	315,336	2,455,958	4,120,596
Change in unrealized gain (loss) on investments	2,178,595	(2,670,975)	100,775,677	(176,674,856)	48,519,717	(75,169,759)	97,522,121	(146,124,972)
Reinvested capital gains	318,413	577,002	45,052,410	62,158,081	10,531,251	22,513,944	25,216,214	60,778,730
Net increase (decrease) in contract owners' equity resulting from operations	2,740,469	(1,830,395)	157,804,489	(106,943,649)	64,138,183	(48,907,788)	132,951,542	(77,868,382)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,389,460	4,569,568	76,059,149	94,471,606	28,425,917	33,364,329	70,632,605	95,926,848
Transfers between funds	4,619,970	1,601,909	(31,631,994)	(11,903,524)	(8,010,873)	(10,688,461)	(15,093,802)	(4,720,276)
Redemptions (notes 2, 3 and 4)	(1,161,622)	(550,702)	(71,730,516)	(66,373,409)	(35,484,256)	(36,186,224)	(58,070,191)	(55,587,761)
Adjustments to maintain reserves	37,076	(10)	(299)	(116)	(239)	59	(279)	139
Net equity transactions	5,884,884	5,620,765	(27,303,660)	16,194,557	(15,069,451)	(13,510,297)	(2,531,667)	35,618,950
Net change in contract owners' equity	8,625,353	3,790,370	130,500,829	(90,749,092)	49,068,732	(62,418,085)	130,419,875	(42,249,432)
Contract owners' equity beginning of period	14,081,019	10,290,649	1,160,290,390	1,251,039,482	531,181,200	593,599,285	977,724,910	1,019,974,342
Contract owners' equity end of period	$22,706,372	14,081,019	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,108,144,785	977,724,910
CHANGES IN UNITS:
Beginning units	1,144,692	740,582	102,058,787	100,871,469	47,957,987	49,134,469	85,245,155	82,410,823
Units purchased	568,587	555,743	6,889,474	11,272,860	2,774,980	3,416,921	6,375,959	10,351,247
Units redeemed	(157,722)	(151,633)	(9,209,416)	(10,085,542)	(4,077,392)	(4,593,403)	(6,646,359)	(7,516,915)
Ending units	1,555,557	1,144,692	99,738,845	102,058,787	46,655,575	47,957,987	84,974,755	85,245,155

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IDPGI2		AMTB		AMINS		AMCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,427,950	1,771,643	308,894	29,653	(1,706)	(2,481)	(195)	(197)
Realized gain (loss) on investments	1,103,735	2,001,365	(604,713)	(868,552)	(186)	21,217	1,169	740
Change in unrealized gain (loss) on investments	34,475,295	(59,295,931)	1,743,415	422,442	22,928	(45,513)	1,599	(2,062)
Reinvested capital gains	9,752,788	23,208,772	-	-	4,452	-	814	869
Net increase (decrease) in contract owners' equity resulting from operations	48,759,768	(32,314,151)	1,447,596	(416,457)	25,488	(26,777)	3,387	(650)
Equity transactions:
Purchase payments received from contract owners (note 4)	32,675,510	31,268,822	401,173	513,038	4	-	2,968	2,228
Transfers between funds	(5,441,594)	(6,893,305)	(1,483,799)	1,357,616	(7,452)	(58,876)	543	-
Redemptions (notes 2, 3 and 4)	(29,821,566)	(25,728,783)	(9,045,544)	(11,890,826)	(8,192)	(55,923)	(4,520)	(3,824)
Adjustments to maintain reserves	(31)	44	(3)	46	(17)	31	44	(18)
Net equity transactions	(2,587,681)	(1,353,222)	(10,128,173)	(10,020,127)	(15,657)	(114,767)	(965)	(1,614)
Net change in contract owners' equity	46,172,087	(33,667,373)	(8,680,577)	(10,436,584)	9,831	(141,544)	2,422	(2,264)
Contract owners' equity beginning of period	427,640,894	461,308,267	71,506,240	81,942,824	106,639	248,183	12,349	14,613
Contract owners' equity end of period	$473,812,981	427,640,894	62,825,663	71,506,240	116,470	106,639	14,771	12,349
CHANGES IN UNITS:
Beginning units	38,304,461	38,456,865	6,261,593	7,094,458	8,216	15,424	-	-
Units purchased	3,599,183	3,416,985	827,348	769,537	263	1,163	7	-
Units redeemed	(3,826,553)	(3,569,389)	(1,729,481)	(1,602,402)	(1,342)	(8,371)	(7)	-
Ending units	38,077,091	38,304,461	5,359,460	6,261,593	7,137	8,216	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AMMCGS		AMSRS		NOTB4		NOTG4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(46,445)	(46,002)	(149,785)	(159,843)	23,017	(44,232)	(24,315)	(76,178)
Realized gain (loss) on investments	186,419	132,759	918,513	1,663,067	(19,587)	49,581	(39,041)	352,432
Change in unrealized gain (loss) on investments	412,095	(518,774)	1,735,274	(3,475,572)	860,094	(1,412,743)	408,299	(1,155,032)
Reinvested capital gains	227,134	230,765	837,518	895,544	291,956	552,954	327,239	351,223
Net increase (decrease) in contract owners' equity resulting from operations	779,203	(201,252)	3,341,520	(1,076,804)	1,155,480	(854,440)	672,182	(527,555)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,168	25,827	69,515	134,909	4,918	93,752	13,789	42,800
Transfers between funds	147,797	(181,080)	(586,051)	(320,532)	(1,510)	(242,082)	(172,261)	(5,111,857)
Redemptions (notes 2, 3 and 4)	(303,499)	(428,826)	(1,633,219)	(3,209,048)	(831,279)	(800,893)	(267,618)	(757,565)
Adjustments to maintain reserves	(90)	42	13,398	39	(84)	(13)	(56)	(8)
Net equity transactions	(154,624)	(584,037)	(2,136,357)	(3,394,631)	(827,955)	(949,237)	(426,146)	(5,826,630)
Net change in contract owners' equity	624,579	(785,289)	1,205,163	(4,471,435)	327,525	(1,803,677)	246,036	(6,354,185)
Contract owners' equity beginning of period	2,533,406	3,318,695	14,699,182	19,170,617	9,728,895	11,532,572	4,832,206	11,186,391
Contract owners' equity end of period	$3,157,985	2,533,406	15,904,345	14,699,182	10,056,420	9,728,895	5,078,242	4,832,206
CHANGES IN UNITS:
Beginning units	75,180	91,628	512,948	620,643	925,125	1,009,768	443,562	908,323
Units purchased	17,123	5,025	4,014	8,955	8,207	27,326	4,163	21,080
Units redeemed	(19,895)	(21,473)	(70,071)	(116,650)	(81,715)	(111,969)	(40,493)	(485,841)
Ending units	72,408	75,180	446,891	512,948	851,617	925,125	407,232	443,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NOTMG4		PMVSTA		PMVIV		PMVRA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,094	(43,120)	547,938	228,092	2,477	43	2,987	3,844
Realized gain (loss) on investments	(30,694)	4,513	(24,819)	27,588	67	-	231	(686)
Change in unrealized gain (loss) on investments	655,547	(1,064,467)	167,188	(425,338)	3,187	20	15,815	(8,720)
Reinvested capital gains	305,396	370,798	-	61,212	-	39	-	-
Net increase (decrease) in contract owners' equity resulting from operations	932,343	(732,276)	690,307	(108,446)	5,731	102	19,033	(5,562)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,786	6,065	11,238,019	10,139,177	82,443	16,943	27,743	50,118
Transfers between funds	(31,310)	(260,645)	13,692,917	18,245,355	151,825	-	(4,408)	37,482
Redemptions (notes 2, 3 and 4)	(366,742)	(643,100)	(5,819,389)	(3,607,497)	-	-	(15,993)	(15,980)
Adjustments to maintain reserves	(85)	(8)	(244)	(2,555)	(25)	(2)	10	(29)
Net equity transactions	(382,351)	(897,689)	19,111,303	24,774,480	234,243	16,941	7,352	71,590
Net change in contract owners' equity	549,992	(1,629,965)	19,801,610	24,666,034	239,974	17,043	26,385	66,028
Contract owners' equity beginning of period	6,905,389	8,535,354	49,347,196	24,681,162	17,043	-	239,192	173,164
Contract owners' equity end of period	$7,455,381	6,905,389	69,148,806	49,347,196	257,017	17,043	265,577	239,192
CHANGES IN UNITS:
Beginning units	629,849	706,332	4,846,128	2,423,474	1,696	-	25,651	18,070
Units purchased	14,312	5,488	3,561,834	3,540,222	22,528	1,696	3,826	9,385
Units redeemed	(46,890)	(81,971)	(1,693,656)	(1,117,568)	(547)	-	(3,082)	(1,804)
Ending units	597,271	629,849	6,714,306	4,846,128	23,677	1,696	26,395	25,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVFHA		PMUBA		PMVAAD		PMVFAD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,480	3,385	2,103	549	494,777	621,870	48,392	578,166
Realized gain (loss) on investments	979	55	(3)	(2)	(185,615)	(613,986)	(40,867)	47,579
Change in unrealized gain (loss) on investments	26,435	(346)	208	(601)	3,627,074	(3,191,333)	818,587	(1,910,176)
Reinvested capital gains	4,505	1,418	-	-	-	-	-	231,073
Net increase (decrease) in contract owners' equity resulting from operations	40,399	4,512	2,308	(54)	3,936,236	(3,183,449)	826,112	(1,053,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	10,673	190,493	-	54,380	865,302	2,166,602	409,783	779,600
Transfers between funds	14,971	300,215	755	(306)	(570,509)	(2,002,183)	(324,808)	1,281,682
Redemptions (notes 2, 3 and 4)	(16,357)	(1,402)	-	-	(2,471,263)	(3,730,745)	(1,850,854)	(2,228,140)
Adjustments to maintain reserves	-	(42)	(1)	12	(310)	(39)	(261)	(509)
Net equity transactions	9,287	489,264	754	54,086	(2,176,780)	(3,566,365)	(1,766,140)	(167,367)
Net change in contract owners' equity	49,686	493,776	3,062	54,032	1,759,456	(6,749,814)	(940,028)	(1,220,725)
Contract owners' equity beginning of period	628,907	135,131	54,032	-	40,698,700	47,448,514	16,536,038	17,756,763
Contract owners' equity end of period	$678,593	628,907	57,094	54,032	42,458,156	40,698,700	15,596,010	16,536,038
CHANGES IN UNITS:
Beginning units	52,907	11,528	5,377	-	3,832,626	4,156,552	1,483,969	1,504,589
Units purchased	9,828	41,670	73	5,408	196,403	306,674	176,431	411,055
Units redeemed	(9,143)	(291)	-	(31)	(395,523)	(630,600)	(329,784)	(431,675)
Ending units	53,592	52,907	5,450	5,377	3,633,506	3,832,626	1,330,616	1,483,969

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,497,268	1,180,146	4,965,756	3,155,043	4,733	1,938	333,967	293,575
Realized gain (loss) on investments	(2,973,394)	(1,124,689)	(4,466,965)	(2,157,415)	(11,941)	(25,730)	(33,459)	(6,415)
Change in unrealized gain (loss) on investments	7,513,362	(5,292,706)	22,495,555	(13,003,347)	19,562	4,251	1,134,133	(1,119,713)
Reinvested capital gains	-	-	-	4,296,128	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	9,037,236	(5,237,249)	22,994,346	(7,709,591)	12,354	(19,541)	1,434,641	(832,553)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,922,270	12,969,562	23,515,787	21,359,313	47,078	49,574	896,950	1,495,748
Transfers between funds	1,382,752	15,776,167	(18,748,641)	25,696,627	(34,142)	23,536	601,718	(1,156,461)
Redemptions (notes 2, 3 and 4)	(39,460,277)	(39,738,118)	(30,929,752)	(26,845,467)	(19,317)	(31,837)	(890,349)	(955,291)
Adjustments to maintain reserves	7,592	(22,908)	1,000	(14,150)	(2)	(7)	(392)	156
Net equity transactions	(22,147,663)	(11,015,297)	(26,161,606)	20,196,323	(6,383)	41,266	607,927	(615,848)
Net change in contract owners' equity	(13,110,427)	(16,252,546)	(3,167,260)	12,486,732	5,971	21,725	2,042,568	(1,448,401)
Contract owners' equity beginning of period	395,425,039	411,677,585	366,659,488	354,172,756	117,213	95,488	10,939,981	12,388,382
Contract owners' equity end of period	$382,314,612	395,425,039	363,492,228	366,659,488	123,184	117,213	12,982,549	10,939,981
CHANGES IN UNITS:
Beginning units	35,595,616	36,607,998	34,163,917	32,295,222	22,048	15,330	1,107,456	1,173,838
Units purchased	6,226,123	5,220,215	5,074,102	6,189,888	10,251	12,176	301,190	375,041
Units redeemed	(8,240,166)	(6,232,597)	(7,520,923)	(4,321,193)	(11,373)	(5,458)	(244,652)	(441,423)
Ending units	33,581,573	35,595,616	31,717,096	34,163,917	20,926	22,048	1,163,994	1,107,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVHYD		PVEIB		PVGOB		PVTIGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$10,826	8,358	13,337	(18,770)	(41,863)	(33,981)	(23,221)	(24,120)
Realized gain (loss) on investments	579	439	18,824	44,264	40,038	360,314	112,274	75,265
Change in unrealized gain (loss) on investments	20,633	(14,691)	395,272	(378,677)	504,044	(448,550)	1,695,273	(1,648,503)
Reinvested capital gains	-	-	217,089	97,324	397,786	115,253	14,357	-
Net increase (decrease) in contract owners' equity resulting from operations	32,038	(5,894)	644,522	(255,859)	900,005	(6,964)	1,798,683	(1,597,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,405	113,006	50,908	43,808	49,692	134,358	1,384,957	2,738,263
Transfers between funds	(2,016)	5,623	277,339	755,098	1,097,538	714,386	8,329,577	1,136,085
Redemptions (notes 2, 3 and 4)	(17,262)	(14,669)	(268,507)	(247,586)	(424,655)	(341,484)	(345,492)	(330,137)
Adjustments to maintain reserves	8	(30)	(107)	11	(46)	(11)	(185)	19
Net equity transactions	(9,865)	103,930	59,633	551,331	722,529	507,249	9,368,857	3,544,230
Net change in contract owners' equity	22,173	98,036	704,155	295,472	1,622,534	500,285	11,167,540	1,946,872
Contract owners' equity beginning of period	234,817	136,781	2,191,798	1,896,326	2,159,663	1,659,378	6,930,959	4,984,087
Contract owners' equity end of period	$256,990	234,817	2,895,953	2,191,798	3,782,197	2,159,663	18,098,499	6,930,959
CHANGES IN UNITS:
Beginning units	20,123	11,334	215,922	168,534	160,245	124,428	412,873	238,311
Units purchased	1,358	10,329	45,844	97,067	122,201	156,041	547,749	207,189
Units redeemed	(2,180)	(1,540)	(39,417)	(49,679)	(74,081)	(120,224)	(70,767)	(32,627)
Ending units	19,301	20,123	222,349	215,922	208,365	160,245	889,855	412,873

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	HVSIT		ROCSC		TRHS2		VVGGS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(277,767)	(186,247)	713	591	(4,176,964)	(4,260,349)	(597)	-
Realized gain (loss) on investments	(1,808,071)	(2,880,143)	(3,218)	(52,580)	6,912,254	7,888,829	6,471	-
Change in unrealized gain (loss) on investments	2,319,589	969,425	13,239	35,158	46,488,399	(19,796,670)	36,774	-
Reinvested capital gains	3,438,461	833,890	31,345	3,328	12,324,903	14,761,415	-	-
Net increase (decrease) in contract owners' equity resulting from operations	3,672,212	(1,263,075)	42,079	(13,503)	61,548,592	(1,406,775)	42,648	-
Equity transactions:
Purchase payments received from contract owners (note 4)	60,551	311,871	-	-	11,808,198	18,710,755	235,684	-
Transfers between funds	(123,352)	(2,249,269)	(405)	(18,440)	(11,873,081)	(5,772,805)	(22,240)	-
Redemptions (notes 2, 3 and 4)	(1,898,136)	(2,369,581)	(6,088)	(112,027)	(23,338,467)	(23,432,431)	-	-
Adjustments to maintain reserves	(273)	(34)	1	(11)	687	(367)	(9)	-
Net equity transactions	(1,961,210)	(4,307,013)	(6,492)	(130,478)	(23,402,663)	(10,494,849)	213,435	-
Net change in contract owners' equity	1,711,002	(5,570,088)	35,587	(143,981)	38,145,929	(11,901,624)	256,083	-
Contract owners' equity beginning of period	15,775,103	21,345,191	235,295	379,276	243,823,169	255,724,793	-	-
Contract owners' equity end of period	$17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-
CHANGES IN UNITS:
Beginning units	898,461	1,110,094	17,884	26,309	7,141,535	7,441,709	-	-
Units purchased	153,761	31,958	98	113	805,556	1,162,484	23,243	-
Units redeemed	(237,571)	(243,591)	(561)	(8,538)	(1,431,572)	(1,462,658)	(2,288)	-
Ending units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VWHAS		VWBF		VWEM		VWHA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(415,798)	(496,855)	(61,964)	436,579	(128,946)	(179,730)	(147,849)	(214,822)
Realized gain (loss) on investments	(1,990,985)	434,173	(384,362)	(374,611)	214,567	349,493	(904,592)	(925,025)
Change in unrealized gain (loss) on investments	4,901,599	(9,898,443)	1,106,322	(588,261)	3,254,670	(4,778,803)	2,127,142	(3,427,937)
Reinvested capital gains	-	-	-	-	340,644	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,494,816	(9,961,125)	659,996	(526,293)	3,680,935	(4,609,040)	1,074,701	(4,567,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,612,198	2,193,273	64,702	63,428	179,673	303,799	44	15,229
Transfers between funds	710,838	3,118,262	(138,451)	64,180	(223,573)	(1,772,227)	(319,210)	(630,224)
Redemptions (notes 2, 3 and 4)	(2,869,658)	(3,381,277)	(726,816)	(692,962)	(1,439,728)	(1,603,580)	(949,529)	(1,959,889)
Adjustments to maintain reserves	(267)	8	526	(5)	486	37	19	(23)
Net equity transactions	(546,889)	1,930,267	(800,039)	(565,359)	(1,483,142)	(3,071,971)	(1,268,676)	(2,574,907)
Net change in contract owners' equity	1,947,927	(8,030,858)	(140,043)	(1,091,652)	2,197,793	(7,681,011)	(193,975)	(7,142,691)
Contract owners' equity beginning of period	23,982,575	32,013,433	6,291,070	7,382,722	13,311,853	20,992,864	10,715,951	17,858,642
Contract owners' equity end of period	$25,930,502	23,982,575	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951
CHANGES IN UNITS:
Beginning units	4,611,558	4,333,652	288,142	311,850	546,069	650,129	689,947	822,612
Units purchased	2,286,179	1,588,657	4,861	13,054	76,917,185	46,201	8,542	5,156
Units redeemed	(2,365,983)	(1,310,751)	(39,182)	(36,762)	(76,969,560)	(150,261)	(101,465)	(137,821)
Ending units	4,531,754	4,611,558	253,821	288,142	493,694	546,069	597,024	689,947

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VYDS		VRVDRA		SVDF		SVOF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,121)	(1,545)	22,838	-	(662)	(623)	(2,765)	(3,126)
Realized gain (loss) on investments	1,348	25,153	302	-	1,402	1,609	13,260	13,859
Change in unrealized gain (loss) on investments	25,198	(71,050)	(188,998)	-	8,145	(9,607)	26,132	(58,476)
Reinvested capital gains	9,023	26,541	188,784	-	4,819	5,250	30,229	26,251
Net increase (decrease) in contract owners' equity resulting from operations	34,448	(20,901)	22,926	-	13,704	(3,371)	66,856	(21,492)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,377	621,237	-	(66)	232	2,544	2,795
Transfers between funds	-	-	1,400,528	-	97	4	-	18
Redemptions (notes 2, 3 and 4)	(2,015)	(42,109)	(14,347)	-	(2,555)	(2,725)	(30,326)	(29,208)
Adjustments to maintain reserves	(2)	10	(343,320)	-	188	(20)	(521)	481
Net equity transactions	(2,017)	(40,722)	1,664,098	-	(2,336)	(2,509)	(28,303)	(25,914)
Net change in contract owners' equity	32,431	(61,623)	1,687,024	-	11,368	(5,880)	38,553	(47,406)
Contract owners' equity beginning of period	129,994	191,617	-	-	38,366	44,246	230,758	278,164
Contract owners' equity end of period	$162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758
CHANGES IN UNITS:
Beginning units	5,933	7,477	-	-	-	-	-	-
Units purchased	-	56	233,753	-	52	-	-	-
Units redeemed	(84)	(1,600)	(45,440)	-	(52)	-	-	-
Ending units	5,849	5,933	188,313	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WFVSCG		WFVOG2		AMTP		FCA2S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,498,591)	(1,602,575)	(192)	(345)	235	(32)	-	12,304
Realized gain (loss) on investments	4,022,919	2,311,105	(487)	22	585	315	-	(92,962)
Change in unrealized gain (loss) on investments	1,489,391	(11,353,181)	2,744	(2,413)	(2,350)	(2,093)	-	71,751
Reinvested capital gains	15,459,225	9,804,002	1,609	2,480	3,092	1,483	-	-
Net increase (decrease) in contract owners' equity resulting from operations	19,472,944	(840,649)	3,674	(256)	1,562	(327)	-	(8,907)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,557,842	8,414,130	-	-	97	(217)	-	14,706
Transfers between funds	(8,067,061)	69,404	-	-	(739)	14	-	(515,453)
Redemptions (notes 2, 3 and 4)	(6,522,739)	(6,390,003)	(11,507)	(4)	(438)	(661)	-	(108,708)
Adjustments to maintain reserves	(2)	183	9	1	(13,860)	(5)	-	(60)
Net equity transactions	(9,031,960)	2,093,714	(11,498)	(3)	(14,940)	(869)	-	(609,516)
Net change in contract owners' equity	10,440,984	1,253,065	(7,824)	(259)	(13,378)	(1,196)	-	(618,423)
Contract owners' equity beginning of period	86,153,478	84,900,413	21,663	21,922	13,378	14,574	-	618,423
Contract owners' equity end of period	$96,594,462	86,153,478	13,839	21,663	-	13,378	-	-
CHANGES IN UNITS:
Beginning units	2,983,354	2,937,303	850	850	-	-	-	40,251
Units purchased	470,810	1,402,958	-	-	-	(6)	-	1,050
Units redeemed	(734,312)	(1,356,907)	(447)	-	-	6	-	(41,301)
Ending units	2,719,852	2,983,354	403	850	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVSIA
	2019	2018
Investment activity:
Net investment income (loss)	$-	7
Realized gain (loss) on investments	-	(485)
Change in unrealized gain (loss) on investments	-	500
Reinvested capital gains	-	-
Net increase (decrease) in contract owners' equity resulting from operations	-	22
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-
Transfers between funds	-	(12,941)
Redemptions (notes 2, 3 and 4)	-	(2)
Adjustments to maintain reserves	-	2
Net equity transactions	-	(12,941)
Net change in contract owners' equity	-	(12,919)
Contract owners' equity beginning of period	-	12,919
Contract owners' equity end of period	$-	-
CHANGES IN UNITS:
Beginning units	-	1,343
Units purchased	-	-
Units redeemed	-	(1,343)
Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)*
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)*
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II (OVCAFS)*
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)*
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

*	At December 31, 2019, contract owners were not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Inception Date	Liquidation Date
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	5/18/2018
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	12/31/2018
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	8/31/2018
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6/21/2018
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	6/21/2018
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/19/2018
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	5/11/2018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/25/2018
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	6/1/2018
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	9/14/2018
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	9/14/2018
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	6/1/2018
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	6/22/2018
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/8/2018
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	11/16/2018
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	6/1/2018
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)		8/17/2018
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)		4/27/2018

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	5/1/2019
BRVTR3	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	5/1/2019
DVMCSS	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	6/3/2019
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DSIFS	BNY Mellon Stock Index Fund, Inc.: Service Shares	Dreyfus Stock Index Fund, Inc.: Service Shares	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DCAPS	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	6/3/2019
DVDLS	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	6/3/2019
DGI	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares	6/3/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
OVIGS	Invesco Oppenheimer V.I. International Growth Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	5/28/2019
OVMS	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares	5/28/2019
OVCAFS	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	5/28/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019
OVB	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares	5/28/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVGSS	Invesco Oppenheimer V.I. Global Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	5/28/2019
OVIG	Invesco Oppenheimer V.I. International Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVGIS	Invesco Oppenheimer V.I. Main Street Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVSCS	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	5/28/2019
OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019
OVSBS	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares	5/28/2019
HVSIT	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund	Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund	5/1/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2019.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Total	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
0.40%	$1,233,775	1,433	-	7	-	-	2,440	307
0.60%	391,860	-	-	25	311	-	667	-
0.65%	266,992	-	-	-	-	-	-	78
0.75%	715,000	-	-	-	-	-	-	300
0.80%	220,109	-	-	-	-	-	-	327
0.85%	995,897	-	-	-	-	-	-	1,255
0.95%	266,700	-	577	-	-	-	-	1,684
1.05%	247,270	-	1,645	-	-	-	-	1,845
1.10%	9,172,978	-	-	-	-	-	-	11,367
1.15%	48,753,975	-	11,599	840	-	2,124	-	68,328
1.20%	280,853	-	114	-	-	-	-	92
1.25%	3,473,051	-	6,866	66	-	-	-	6,804
1.30%	297,280,355	-	-	4,417	-	20,826	-	353,452
1.35%	12,964,434	-	-	-	-	236	-	25,981
1.40%	12,899,893	-	67	45	-	682	-	11,790
1.45%	3,920,014	-	2,264	-	-	-	-	7,998
1.50%	79,602,382	-	3,236	4,515	-	36,496	-	238,276
1.55%	30,297,198	-	7,630	-	-	1,374	-	50,118
1.60%	11,502,161	-	2,048	388	-	14,421	-	61,377
1.65%	10,570,428	-	-	-	-	2,393	-	32,744
1.70%	1,757,091	-	558	-	-	-	-	3,864
1.75%	121,721,518	-	6,828	-	-	31,291	-	218,181
1.80%	5,826,014	-	13,539	1,161	-	13,083	-	19,551
1.85%	23,971,774	-	811	-	-	5,560	-	69,790
1.90%	1,817,279	-	718	-	-	-	-	1,869
1.95%	53,021,164	-	542	511	-	57,879	-	159,934
2.00%	2,502,793	-	-	-	-	655	-	9,669
2.05%	6,734,883	-	3,628	85	-	2,761	-	36,264
2.10%	5,199,058	-	132	-	-	4,341	-	18,145
2.15%	1,967,819	-	1,461	-	-	-	-	4,503
2.20%	10,084,377	-	313	-	-	21,417	-	53,255
2.25%	694,762	-	-	-	-	1,642	-	390
2.30%	5,038,641	-	-	-	-	9,461	-	22,117
2.35%	2,049,157	-	-	-	-	-	-	2,916
2.40%	6,184,280	-	-	-	-	15,791	-	29,981
2.45%	383,828	-	-	-	-	173	-	3,638
2.50%	3,999,950	-	-	-	-	709	-	17,451
2.55%	903,988	-	-	-	-	3,140	-	6,970
2.60%	59,980	-	-	-	-	-	-	-
2.65%	393,684	-	-	-	-	239	-	1,066
2.70%	230,624	-	-	-	-	-	-	51
2.75%	485,067	-	-	-	-	15,223	-	28,538
2.80%	33,319	-	-	-	-	-	-	84
2.85%	280,972	-	-	-	-	-	-	256
2.90%	16,616	-	-	-	-	-	-	-
2.95%	38,845	-	-	-	-	-	-	-
3.00%	36,746	-	-	-	-	-	-	-
3.05%	3,068	-	-	-	-	-	-	-
3.10%	673	-	-	-	-	-	-	-
3.40%	1,876	-	-	-	-	-	-	-
Totals	$780,495,171	$1,433	$64,576	$12,060	$311	$261,917	$3,107	$1,582,606

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
0.40%	$-	-	85	6,458	-	-	-	-
0.60%	-	360	-	989	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	965	-	171	-
0.85%	-	-	-	-	-	-	-	-
0.95%	1,118	-	-	-	-	-	-	719
1.05%	2,388	-	-	-	-	-	-	3,808
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	-	-	-	10,761
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	-	4,771
1.30%	-	-	-	-	265,921	331	132,835	-
1.35%	-	-	-	-	-	-	-	2,048
1.40%	-	-	-	-	84,534	92	47,363	2,295
1.45%	-	-	-	-	-	-	-	391
1.50%	-	-	-	-	-	-	-	2,763
1.55%	-	-	-	-	-	-	-	11,785
1.60%	-	-	-	-	-	-	-	576
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	93
1.75%	-	-	-	-	-	-	-	1,583
1.80%	-	-	-	-	-	-	-	942
1.85%	-	-	-	-	-	-	-	1,189
1.90%	-	-	-	-	-	-	-	1,988
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1,299
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	206
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	144
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,506	$360	$85	$7,447	$351,420	$423	$180,369	$47,361

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
0.40%	$1,114	-	4,406	1,861	154	943	304	-
0.60%	-	-	635	-	584	1,367	2,447	1,841
0.65%	1,659	-	-	385	-	-	-	-
0.75%	8,761	-	-	2,331	-	-	-	-
0.80%	336	-	1,297	-	-	-	-	-
0.85%	9,653	-	-	4,706	-	-	-	-
0.95%	5,800	-	-	2,607	-	-	-	-
1.05%	1,821	-	-	893	-	-	-	-
1.10%	28,146	-	-	16,832	-	-	-	-
1.15%	227,231	-	-	136,669	-	-	-	-
1.20%	551	-	-	480	-	-	-	-
1.25%	16,953	-	-	17,680	-	-	-	-
1.30%	887,960	36	93,198	486,064	-	-	-	-
1.35%	60,339	-	-	67,132	-	-	-	-
1.40%	45,124	57	28,202	8,665	-	-	-	-
1.45%	23,123	-	-	18,747	-	-	-	-
1.50%	275,212	-	-	368,615	-	-	-	-
1.55%	183,800	-	-	94,245	-	-	-	-
1.60%	55,774	-	-	101,858	-	-	-	-
1.65%	46,111	-	-	46,814	-	-	-	-
1.70%	8,459	-	-	4,710	-	-	-	-
1.75%	610,434	-	-	359,040	-	-	-	-
1.80%	25,246	-	-	44,970	-	-	-	-
1.85%	115,988	-	-	79,466	-	-	-	-
1.90%	4,488	-	-	10,026	-	-	-	-
1.95%	230,412	-	-	317,200	-	-	-	-
2.00%	15,263	-	-	8,805	-	-	-	-
2.05%	19,029	-	-	37,879	-	-	-	-
2.10%	26,470	-	-	25,518	-	-	-	-
2.15%	5,720	-	-	1,842	-	-	-	-
2.20%	68,439	-	-	65,219	-	-	-	-
2.25%	3,197	-	-	2,684	-	-	-	-
2.30%	28,037	-	-	20,982	-	-	-	-
2.35%	3,864	-	-	1,792	-	-	-	-
2.40%	17,316	-	-	55,077	-	-	-	-
2.45%	808	-	-	3,210	-	-	-	-
2.50%	5,186	-	-	5,864	-	-	-	-
2.55%	3,725	-	-	3,949	-	-	-	-
2.60%	404	-	-	355	-	-	-	-
2.65%	356	-	-	5,307	-	-	-	-
2.70%	343	-	-	-	-	-	-	-
2.75%	-	-	-	8,853	-	-	-	-
2.80%	-	-	-	13	-	-	-	-
2.85%	260	-	-	1,622	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,072,912	$93	$127,738	$2,440,967	$738	$2,310	$2,751	$1,841

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
0.40%	$-	-	76	-	449	1,574	10,568	3,416
0.60%	-	-	-	-	1,124	1,036	4,234	4,620
0.65%	-	-	-	-	-	-	-	154
0.75%	-	-	-	-	-	-	-	2,165
0.80%	-	-	-	-	-	-	-	640
0.85%	-	-	-	-	-	-	-	4,349
0.95%	-	-	-	-	-	-	-	1,143
1.05%	-	-	-	-	-	-	-	1,874
1.10%	-	-	-	-	1,120	1,302	1,810	20,931
1.15%	-	-	240,641	-	31,941	19,027	80,514	74,337
1.20%	-	-	-	-	-	-	-	451
1.25%	-	-	-	-	1,120	1,243	1,066	24,768
1.30%	131,871	6,341	4,459,544	8,214	1,773,967	256,411	3,136,849	601,091
1.35%	-	-	89,766	-	10,884	4,197	12,358	101,673
1.40%	-	-	-	-	13,238	4,301	11,641	37,711
1.45%	-	-	-	-	6,461	1,999	1,160	30,289
1.50%	-	-	1,285,022	-	426,925	122,868	432,328	1,311,237
1.55%	-	-	-	-	16,558	12,041	18,187	132,460
1.60%	-	-	165,282	-	33,804	24,873	14,346	296,648
1.65%	-	-	113,989	-	63,546	21,307	76,951	116,331
1.70%	-	-	659	-	232	61	14	14,828
1.75%	-	-	2,664,421	-	297,048	31,329	307,696	816,811
1.80%	-	-	22,475	-	34,921	5,700	35,040	86,746
1.85%	-	-	669,286	-	176,017	21,670	141,811	82,171
1.90%	-	-	-	-	11,984	1,644	193	2,912
1.95%	-	-	654,381	-	261,312	68,299	195,867	938,558
2.00%	-	-	-	-	4,852	2,793	3,621	15,330
2.05%	-	-	181,460	-	30,286	1,451	20,462	62,169
2.10%	-	-	38,107	-	15,764	3,310	21,189	74,377
2.15%	-	-	421	-	2,627	-	2,422	53,999
2.20%	-	-	310,284	-	18,276	6,132	10,610	187,220
2.25%	-	-	6,864	-	2,323	39	-	10,424
2.30%	-	-	78,944	-	11,401	5,946	10,447	96,170
2.35%	-	-	-	-	211	-	-	-
2.40%	-	-	167,292	-	45,023	11,671	24,349	115,015
2.45%	-	-	5,334	-	242	1,157	2,637	2,970
2.50%	-	-	51,842	-	41,046	1,296	36,730	16,725
2.55%	-	-	701	-	1,135	95	3,237	5,183
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	642
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	6,455	-	-	-	-	4,718
2.80%	-	-	-	-	175	-	-	-
2.85%	-	-	434	-	2,299	-	2,996	594
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$131,871	$6,341	$11,213,680	$8,214	$3,338,311	$634,772	$4,621,333	$5,353,850

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
0.40%	$317	419	-	129	-	-	994	-
0.60%	998	-	-	-	-	-	622	-
0.65%	-	1,097	-	1,630	-	-	1,079	-
0.75%	-	4,318	-	14,381	-	-	3,662	-
0.80%	-	2,842	16,492	-	2,259	2,561	-	-
0.85%	-	10,526	-	27,213	-	-	7,596	-
0.95%	-	2,976	-	24,258	-	-	1,007	196
1.05%	-	5,994	-	22,434	-	-	6,390	1,293
1.10%	380	8,947	-	36,281	-	-	7,560	3
1.15%	10,241	129,133	-	244,276	-	-	97,659	3,275
1.20%	-	1,185	-	11,519	-	-	-	-
1.25%	1,179	12,526	-	26,061	-	-	9,445	2,161
1.30%	121,885	195,722	1,940,095	203,128	374,201	250,278	315,054	-
1.35%	8,944	29,729	-	67,029	-	-	30,943	-
1.40%	198	40,211	909,513	17,544	103,372	85,869	7,243	220
1.45%	904	22,824	-	66,010	-	-	14,698	-
1.50%	123,110	86,379	-	210,112	-	-	156,521	61
1.55%	8,781	93,154	-	193,318	-	-	64,313	1,715
1.60%	10,509	24,910	-	50,315	-	-	63,728	-
1.65%	16,190	8,773	-	25,538	-	-	18,781	-
1.70%	252	4,674	-	14,486	-	-	6,624	771
1.75%	31,642	184,680	-	398,139	-	-	244,550	88
1.80%	12,000	18,011	-	23,718	-	-	22,040	642
1.85%	7,494	18,974	-	52,538	-	-	53,561	188
1.90%	627	2,631	-	10,543	-	-	3,341	-
1.95%	100,670	41,472	-	58,222	-	-	123,127	523
2.00%	2,719	3,501	-	15,880	-	-	3,180	-
2.05%	7,689	4,483	-	15,371	-	-	9,128	-
2.10%	7,284	16,335	-	17,259	-	-	15,483	141
2.15%	422	4,781	-	2,883	-	-	1,956	-
2.20%	8,681	14,855	-	36,943	-	-	30,800	-
2.25%	1,172	125	-	3,548	-	-	55	123
2.30%	3,620	4,190	-	23,085	-	-	18,470	-
2.35%	-	864	-	1,272	-	-	631	-
2.40%	10,603	1,018	-	890	-	-	6,206	-
2.45%	-	768	-	12	-	-	73	-
2.50%	1,472	281	-	-	-	-	9,714	-
2.55%	113	964	-	5,804	-	-	3,694	-
2.60%	-	-	-	-	-	-	-	-
2.65%	646	-	-	-	-	-	416	-
2.70%	-	-	-	-	-	-	106	-
2.75%	348	-	-	-	-	-	573	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,421	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$502,511	$1,004,272	$2,866,100	$1,921,769	$479,832	$338,708	$1,361,023	$11,400

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
0.40%	$-	-	3,651	8,337	2,973	3,281	-	-
0.60%	-	-	270	2,520	2,118	4,078	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	11,538	-	-	-	-	-	-
0.80%	243	-	-	-	-	-	-	72
0.85%	-	6,508	1,156	-	-	-	-	-
0.95%	-	8,037	-	-	-	-	30	-
1.05%	-	21,502	-	-	-	-	-	-
1.10%	-	-	489	-	336	-	-	-
1.15%	-	-	3,278	-	18,378	31,573	2,098	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	77	-	1,771	1,787	809	-
1.30%	132,505	-	29,026	-	239,099	247,876	-	45,196
1.35%	-	3,202	45	-	19,852	37,831	-	-
1.40%	41,082	-	177	-	7,858	1,215	28	19,701
1.45%	-	-	67	-	1,454	6,691	395	-
1.50%	-	-	13,753	-	156,276	231,754	47	-
1.55%	-	-	1,272	-	11,352	36,471	1,829	-
1.60%	-	-	1,236	-	31,929	73,830	878	-
1.65%	-	-	2,582	-	20,803	44,954	-	-
1.70%	-	-	-	-	1,377	381	67	-
1.75%	-	-	1,137	-	67,872	57,607	241	-
1.80%	-	-	7,950	-	18,055	24,524	212	-
1.85%	-	-	12,408	-	32,418	82,470	844	-
1.90%	-	-	-	-	1,605	6,697	176	-
1.95%	-	-	2,987	-	124,523	135,919	-	-
2.00%	-	-	340	-	3,709	3,786	-	-
2.05%	-	-	-	-	34,518	30,786	-	-
2.10%	-	-	218	-	2,978	6,772	-	-
2.15%	-	-	-	-	3,438	489	-	-
2.20%	-	-	-	-	38,915	6,624	-	-
2.25%	-	-	-	-	1,963	645	150	-
2.30%	-	-	-	-	14,731	4,556	-	-
2.35%	-	-	-	-	982	-	-	-
2.40%	-	-	3,229	-	28,241	65,920	-	-
2.45%	-	-	-	-	792	928	-	-
2.50%	-	-	-	-	7,769	3,395	-	-
2.55%	-	-	-	-	3,276	7,022	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	219	554	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	233	414	-	-
2.80%	-	-	-	-	13	162	-	-
2.85%	-	-	-	-	1,743	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$173,830	$50,787	$85,348	$10,857	$903,569	$1,160,992	$7,804	$64,969

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
0.40%	$-	57	177	-	-	-	-	21,124
0.60%	-	608	1,905	-	-	-	-	1,546
0.65%	-	-	-	-	-	-	-	-
0.75%	-	20	-	-	-	-	-	-
0.80%	-	-	-	4,818	-	1,498	834	-
0.85%	-	4,224	-	-	-	-	-	-
0.95%	2,335	-	-	-	-	-	-	-
1.05%	649	-	-	-	-	-	-	-
1.10%	790	-	-	-	416	-	-	2,730
1.15%	38,361	912	3,180	-	14,546	-	-	124,910
1.20%	5,428	291	-	-	7,583	-	-	-
1.25%	12,547	10	-	-	5,470	-	-	10,854
1.30%	-	21,256	11,130	2,535,270	-	328,941	967,681	5,050,282
1.35%	8,164	2,174	2,510	-	3,358	-	-	31,535
1.40%	14,951	528	330	994,981	2,870	175,642	188,659	17,276
1.45%	10,889	-	-	-	936	-	-	3,358
1.50%	6,115	27,381	9,900	-	2,579	-	-	799,729
1.55%	70,853	852	824	-	18,257	-	-	26,775
1.60%	4,190	3,710	1,136	-	345	-	-	77,608
1.65%	3,717	5,216	1,231	-	479	-	-	122,272
1.70%	3,850	331	219	-	296	-	-	629
1.75%	29,016	1,305	2,025	-	2,134	-	-	270,489
1.80%	7,816	2,541	738	-	4,841	-	-	89,172
1.85%	1,043	2,607	569	-	1,302	-	-	195,776
1.90%	701	-	-	-	2,831	-	-	-
1.95%	-	10,361	2,248	-	2,235	-	-	322,205
2.00%	106	468	197	-	-	-	-	1,829
2.05%	3,812	10,837	531	-	196	-	-	17,524
2.10%	176	379	-	-	-	-	-	15,121
2.15%	1,788	77	-	-	73	-	-	6,026
2.20%	8,562	2,193	187	-	-	-	-	31,771
2.25%	517	-	-	-	-	-	-	2,319
2.30%	466	629	211	-	180	-	-	13,605
2.35%	-	863	-	-	-	-	-	-
2.40%	-	1,380	880	-	-	-	-	13,413
2.45%	-	-	-	-	-	-	-	2,804
2.50%	-	250	-	-	-	-	-	29,856
2.55%	-	-	-	-	-	-	-	174
2.60%	-	-	-	-	-	-	-	-
2.65%	-	182	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$236,842	$101,642	$40,128	$3,535,069	$70,927	$506,081	$1,157,174	$7,302,712

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
0.40%	$473	877	-	-	-	-	-	-
0.60%	1,576	-	-	-	-	-	-	-
0.65%	41	1,707	-	-	-	-	-	-
0.75%	943	2,264	-	-	-	-	-	-
0.80%	1,416	-	677	-	363	-	2,314	-
0.85%	4,293	9,373	-	-	-	-	-	-
0.95%	1,053	890	-	-	-	-	-	-
1.05%	531	107	-	-	-	-	-	-
1.10%	2,614	33,279	-	52,210	-	191,972	-	1,045
1.15%	62,543	328,675	-	224,618	-	894,301	-	56,354
1.20%	390	1,633	-	1,168	-	3,591	-	130
1.25%	4,563	35,270	-	5,275	-	51,748	-	28,587
1.30%	171,001	1,022,751	43,889	1,596,880	105,701	1,607,421	145,482	136,608
1.35%	19,564	103,213	-	59,874	-	176,393	-	46,662
1.40%	17,994	13,861	20,501	14,749	9,098	13,588	13,989	2,572
1.45%	4,756	49,158	-	14,217	-	42,496	-	2,364
1.50%	163,520	665,292	-	344,583	-	503,358	-	219,064
1.55%	44,867	219,711	-	101,165	-	359,346	-	36,656
1.60%	31,175	182,518	-	40,431	-	66,162	-	27,577
1.65%	22,123	87,326	-	56,139	-	45,001	-	16,063
1.70%	1,949	10,773	-	8,027	-	13,152	-	434
1.75%	125,328	587,869	-	551,194	-	1,112,506	-	127,488
1.80%	16,788	74,064	-	20,669	-	30,450	-	12,507
1.85%	43,888	166,833	-	189,176	-	123,459	-	20,926
1.90%	3,217	7,461	-	6,825	-	28,104	-	17,997
1.95%	150,659	498,928	-	143,608	-	302,487	-	213,907
2.00%	3,298	29,980	-	7,267	-	28,659	-	4,371
2.05%	23,019	87,726	-	30,951	-	21,172	-	19,279
2.10%	11,199	48,138	-	14,191	-	41,391	-	20,477
2.15%	4,023	27,911	-	6,633	-	5,480	-	4,749
2.20%	26,083	56,080	-	53,402	-	102,512	-	7,681
2.25%	1,051	6,274	-	463	-	975	-	2,202
2.30%	13,041	26,171	-	14,008	-	32,747	-	10,951
2.35%	853	2,307	-	129	-	5,683	-	-
2.40%	22,432	39,505	-	9,795	-	43,108	-	17,600
2.45%	792	6,644	-	1,219	-	227	-	1,121
2.50%	8,789	18,646	-	37,894	-	6,553	-	13,194
2.55%	6,190	3,597	-	2,406	-	5,427	-	436
2.60%	-	-	-	-	-	-	-	1,192
2.65%	156	424	-	677	-	-	-	-
2.70%	-	94	-	-	-	1,768	-	-
2.75%	1,828	9,152	-	-	-	-	-	-
2.80%	68	-	-	-	-	-	-	-
2.85%	206	356	-	8,659	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,020,293	$4,466,838	$65,067	$3,618,502	$115,162	$5,861,237	$161,785	$1,070,194

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
0.40%	$21,114	-	9,792	-	28,514	-	2,159	-
0.60%	6,071	-	8,000	-	4,398	-	1,108	-
0.65%	-	-	1,389	-	1,862	-	1,348	-
0.75%	-	-	8,833	-	13,228	-	3,919	-
0.80%	-	17,013	-	1,467	-	4,597	-	1,366
0.85%	-	-	14,117	-	20,151	-	6,991	-
0.95%	-	-	1,565	-	2,192	-	1,744	-
1.05%	-	-	2,523	-	4,073	-	4,874	-
1.10%	80	-	23,012	-	66,297	-	33,503	-
1.15%	78,623	-	251,879	-	595,356	-	407,265	-
1.20%	-	-	10,346	-	4,066	-	1,505	-
1.25%	119	-	24,540	-	29,950	-	31,356	-
1.30%	4,267,291	4,188,360	1,341,299	125,902	5,651,873	162,512	566,442	544,374
1.35%	6,442	-	119,960	-	116,037	-	124,710	-
1.40%	3,214	974,309	11,144	48,154	39,009	49,975	15,869	111,645
1.45%	3,876	-	33,707	-	60,663	-	40,399	-
1.50%	525,913	-	1,115,203	-	833,324	-	399,663	-
1.55%	8,334	-	167,758	-	433,151	-	266,858	-
1.60%	19,379	-	271,287	-	96,216	-	131,606	-
1.65%	76,379	-	152,827	-	147,453	-	60,846	-
1.70%	-	-	13,321	-	18,461	-	12,104	-
1.75%	152,126	-	660,661	-	1,041,902	-	603,534	-
1.80%	58,188	-	72,327	-	89,380	-	62,049	-
1.85%	183,100	-	295,645	-	326,796	-	157,067	-
1.90%	-	-	24,230	-	18,058	-	8,753	-
1.95%	232,460	-	890,788	-	386,739	-	363,952	-
2.00%	2,514	-	33,984	-	21,451	-	15,216	-
2.05%	79,222	-	130,085	-	58,065	-	41,552	-
2.10%	8,784	-	81,068	-	55,170	-	43,910	-
2.15%	-	-	10,148	-	16,853	-	17,368	-
2.20%	12,288	-	110,719	-	49,149	-	79,777	-
2.25%	-	-	5,625	-	2,939	-	2,080	-
2.30%	6,560	-	62,618	-	25,882	-	35,189	-
2.35%	4,687	-	5,469	-	21,318	-	1,352	-
2.40%	14,944	-	124,537	-	72,439	-	33,470	-
2.45%	6,138	-	2,338	-	3,622	-	3,523	-
2.50%	27,051	-	29,845	-	52,116	-	13,433	-
2.55%	659	-	4,868	-	2,403	-	2,389	-
2.60%	-	-	-	-	-	-	352	-
2.65%	1,380	-	5,975	-	2,127	-	2,251	-
2.70%	-	-	654	-	476	-	659	-
2.75%	-	-	1,863	-	-	-	1,744	-
2.80%	-	-	1,216	-	751	-	1,070	-
2.85%	-	-	3,612	-	893	-	427	-
2.90%	-	-	-	-	261	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,806,936	$5,179,682	$6,140,777	$175,523	$10,415,064	$217,084	$3,605,386	$657,385

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
0.40%	$692	-	1,848	1,427	-	365	3,771	-
0.60%	-	-	2,081	1,968	-	-	1,917	-
0.65%	1,026	-	-	324	-	498	-	-
0.75%	2,018	-	-	5,453	-	1,835	-	-
0.80%	-	288	-	829	-	1,186	-	298
0.85%	3,701	-	-	4,370	-	4,327	-	1,652
0.95%	810	-	-	2,018	2,009	4,061	-	108
1.05%	1,045	-	-	1,883	2,725	930	-	645
1.10%	10,467	-	315	16,147	2,144	17,932	-	1,891
1.15%	94,589	-	2,198	164,476	100,980	171,024	-	24,337
1.20%	605	-	-	125	1,045	13,230	-	-
1.25%	9,792	-	376	18,128	27,509	18,728	-	1,310
1.30%	360,381	40,152	23,845	573,996	1,281	133,936	-	15,600
1.35%	35,496	-	1,862	116,396	27,769	49,567	-	6,020
1.40%	3,984	9,942	466	110,659	12,556	31,161	-	11,371
1.45%	16,786	-	17	27,078	21,589	28,372	-	1,939
1.50%	194,563	-	36,438	603,972	19,185	56,131	-	6,119
1.55%	65,568	-	2,057	119,977	139,602	175,107	-	19,831
1.60%	26,897	-	3,698	259,465	9,986	32,441	-	2,141
1.65%	22,375	-	10,568	90,253	2,482	16,416	-	1,207
1.70%	3,543	-	-	9,982	7,550	4,586	-	888
1.75%	232,349	-	3,525	507,115	47,529	231,008	-	18,882
1.80%	15,177	-	3,102	90,915	21,441	9,279	-	3,847
1.85%	64,852	-	3,079	63,628	11,585	20,690	-	249
1.90%	4,200	-	284	979	9,492	2,689	-	1,704
1.95%	160,227	-	12,018	534,192	5,615	44,131	-	6,458
2.00%	4,370	-	868	13,605	37	8,568	-	36
2.05%	15,354	-	10,414	24,559	5,939	6,472	-	560
2.10%	20,674	-	144	38,401	5,752	14,958	-	1,124
2.15%	2,348	-	2	10,951	930	8,406	-	2,718
2.20%	27,350	-	714	67,592	8,255	17,235	-	223
2.25%	2,397	-	144	5,842	188	750	-	127
2.30%	21,596	-	613	53,997	833	8,024	-	1,613
2.35%	853	-	897	545	-	8,046	-	195
2.40%	13,208	-	2,779	110,732	106	54	-	-
2.45%	942	-	-	2,986	-	86	-	-
2.50%	4,936	-	311	9,137	263	1,274	-	174
2.55%	658	-	-	41,555	-	1,158	-	-
2.60%	-	-	-	485	-	-	-	-
2.65%	534	-	192	2,681	-	161	-	-
2.70%	323	-	-	-	-	387	-	-
2.75%	173	-	-	53,030	-	-	-	-
2.80%	305	-	-	572	-	-	-	-
2.85%	451	-	-	331	-	-	-	-
2.90%	-	-	-	-	-	88	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,447,615	$50,382	$124,855	$3,762,756	$496,377	$1,145,297	$5,688	$133,267

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
0.40%	$-	3,581	2,235	3,986	-	2,462	121	22
0.60%	-	1,717	147	2,581	-	434	-	-
0.65%	-	44	-	-	-	-	-	-
0.75%	485	2,392	-	-	-	-	-	-
0.80%	261	915	-	-	-	-	-	-
0.85%	-	1,417	-	-	-	-	-	-
0.95%	1,037	1,656	341	-	-	-	-	-
1.05%	473	2,148	521	-	-	-	-	-
1.10%	12,257	3,514	2,605	-	-	-	-	-
1.15%	79,430	77,911	21,361	-	-	-	1,810	-
1.20%	376	107	-	-	-	-	-	-
1.25%	9,393	7,603	3,453	-	-	-	-	-
1.30%	15,096	268,825	201,809	-	4,208	-	26,471	-
1.35%	16,802	41,972	23,642	-	-	-	362	-
1.40%	9,070	37,564	2,433	-	-	-	87	-
1.45%	17,346	25,215	2,191	-	-	-	26	-
1.50%	19,157	280,253	257,944	-	8,644	-	45,444	-
1.55%	71,172	56,693	22,215	-	-	-	49	-
1.60%	6,015	128,828	108,894	-	99	-	8,657	-
1.65%	6,355	35,380	30,011	-	-	-	2,713	-
1.70%	4,069	4,829	1,979	-	-	-	-	-
1.75%	98,608	196,560	213,280	-	846	-	26,745	-
1.80%	8,335	49,303	26,042	-	475	-	1,862	-
1.85%	5,286	33,041	14,014	-	22	-	13,434	-
1.90%	1,236	-	-	-	-	-	-	-
1.95%	13,169	231,916	267,732	-	673	-	27,176	-
2.00%	1,213	5,425	17,182	-	-	-	-	-
2.05%	1,912	23,164	37,378	-	-	-	4,628	-
2.10%	7,348	9,909	17,230	-	98	-	2,934	-
2.15%	2,598	11,449	4,059	-	-	-	142	-
2.20%	4,072	38,912	56,039	-	-	-	4,192	-
2.25%	1,079	4,682	2,725	-	-	-	710	-
2.30%	2,555	14,672	26,223	-	-	-	356	-
2.35%	1,098	392	1,444	-	-	-	-	-
2.40%	-	29,920	39,784	-	-	-	1,136	-
2.45%	142	477	918	-	-	-	-	-
2.50%	38	7,157	14,059	-	-	-	126	-
2.55%	-	4,888	2,881	-	-	-	-	-
2.60%	-	656	-	-	-	-	-	-
2.65%	-	30	1,266	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	1,539	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	182	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$417,483	$1,646,838	$1,424,037	$6,567	$15,065	$2,896	$169,181	$22

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
0.40%	$449	-	111	-	574	-	-	-
0.60%	827	-	-	-	344	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	1,277	-	-	-	-
0.80%	-	814	-	597	-	-	509	313
0.85%	-	-	202	1,072	-	-	-	-
0.95%	-	802	-	1,274	-	-	-	-
1.05%	-	85	-	455	-	-	-	-
1.10%	-	23	176	1,850	-	439	-	-
1.15%	4,616	14,485	3,647	27,637	-	16,149	-	-
1.20%	-	17	-	776	-	-	-	-
1.25%	26	1,301	75	6,894	-	1,051	-	-
1.30%	31,561	5,997	48,130	40,797	-	273,639	215,556	134,992
1.35%	4,718	831	2,625	7,362	-	7,962	-	-
1.40%	503	5,838	230	2,931	-	574	98,384	79,559
1.45%	105	980	19	3,169	-	2,430	-	-
1.50%	49,230	4,520	31,250	13,759	-	195,588	-	-
1.55%	1,611	12,170	2,446	24,359	-	6,622	-	-
1.60%	14,333	938	7,038	2,533	-	9,782	-	-
1.65%	6,715	39	5,210	1,298	-	20,132	-	-
1.70%	-	1,376	330	628	-	1,037	-	-
1.75%	22,183	3,560	39,716	39,276	-	74,344	-	-
1.80%	6,038	1,016	1,796	2,219	-	9,041	-	-
1.85%	3,956	1,961	5,839	3,786	-	33,608	-	-
1.90%	-	200	-	933	-	601	-	-
1.95%	55,608	5,035	43,631	15,666	-	148,093	-	-
2.00%	5,847	25	384	772	-	1,730	-	-
2.05%	2,797	1,643	3,488	652	-	9,434	-	-
2.10%	2,554	798	8,325	16,915	-	5,984	-	-
2.15%	1,136	229	3,040	1,191	-	656	-	-
2.20%	9,759	2,423	3,391	455	-	9,348	-	-
2.25%	1,414	-	964	134	-	942	-	-
2.30%	2,497	-	14,219	1,377	-	12,870	-	-
2.35%	-	154	358	203	-	-	-	-
2.40%	6,489	-	5,501	-	-	15,368	-	-
2.45%	745	-	-	-	-	-	-	-
2.50%	930	-	1,392	146	-	5,865	-	-
2.55%	403	-	7,088	-	-	876	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	72	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	232	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	381	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$237,050	$67,260	$240,925	$222,393	$918	$864,546	$314,449	$214,864

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
0.40%	$2,545	-	4,625	2,394	1,970	-	393	-
0.60%	1,212	-	2,258	956	-	-	-	-
0.65%	-	177	-	-	2,203	-	584	-
0.75%	-	2,976	-	-	4,480	-	1,688	-
0.80%	2,629	-	-	249	-	422	-	751
0.85%	-	2,638	-	-	8,430	-	2,023	-
0.95%	-	12,114	-	-	1,397	-	2,004	-
1.05%	-	6,433	-	-	863	-	3,401	-
1.10%	-	3,966	-	-	36,866	-	7,100	-
1.15%	-	168,541	-	-	321,567	-	99,449	-
1.20%	-	1,600	-	-	3,303	-	-	-
1.25%	-	37,296	-	-	25,679	-	6,691	-
1.30%	1,208,403	302,299	-	105,566	385,091	52,794	295,233	120,092
1.35%	-	96,092	-	-	87,953	-	48,545	-
1.40%	497,558	8,829	-	34,240	27,630	19,618	5,967	24,397
1.45%	-	34,608	-	-	30,970	-	14,066	-
1.50%	-	341,130	-	-	255,062	-	260,652	-
1.55%	-	90,921	-	-	322,277	-	87,923	-
1.60%	-	71,475	-	-	61,449	-	41,228	-
1.65%	-	21,690	-	-	46,457	-	28,535	-
1.70%	-	5,216	-	-	7,144	-	2,693	-
1.75%	-	186,422	-	-	605,347	-	210,964	-
1.80%	-	41,806	-	-	22,341	-	25,397	-
1.85%	-	38,548	-	-	146,339	-	37,156	-
1.90%	-	2,528	-	-	6,491	-	2,901	-
1.95%	-	162,307	-	-	220,600	-	176,441	-
2.00%	-	3,004	-	-	9,452	-	4,726	-
2.05%	-	56,014	-	-	19,259	-	22,560	-
2.10%	-	26,278	-	-	30,112	-	33,829	-
2.15%	-	2,190	-	-	5,151	-	3,986	-
2.20%	-	53,898	-	-	34,294	-	26,255	-
2.25%	-	739	-	-	3,438	-	2,164	-
2.30%	-	23,808	-	-	23,595	-	27,859	-
2.35%	-	3,221	-	-	13,841	-	282	-
2.40%	-	45,220	-	-	40,425	-	22,600	-
2.45%	-	152	-	-	1,246	-	638	-
2.50%	-	8,539	-	-	9,844	-	4,174	-
2.55%	-	13,422	-	-	5,063	-	3,247	-
2.60%	-	-	-	-	-	-	352	-
2.65%	-	1,015	-	-	327	-	3,674	-
2.70%	-	-	-	-	310	-	-	-
2.75%	-	3,023	-	-	1,266	-	-	-
2.80%	-	100	-	-	108	-	-	-
2.85%	-	-	-	-	1,424	-	356	-
2.90%	-	-	-	-	178	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,712,347	$1,880,235	$6,883	$143,405	$2,831,242	$72,834	$1,517,736	$145,240

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
0.40%	$-	-	6,210	23,226	12,284	766	24	609
0.60%	-	-	963	8,440	12,232	2,401	-	2,473
0.65%	-	-	-	-	-	7	-	1,093
0.75%	-	64	-	-	-	2,732	-	1,240
0.80%	881	-	-	-	-	586	-	-
0.85%	-	510	-	-	-	137	-	601
0.95%	-	613	-	-	-	162	-	-
1.05%	-	1,037	-	-	-	418	-	-
1.10%	-	158	-	-	-	4,017	-	554
1.15%	-	14,491	-	-	-	44,301	-	30,560
1.20%	-	51	-	-	-	-	-	-
1.25%	-	1,647	-	-	-	9,574	-	1,741
1.30%	12,513	273	-	-	-	252,842	-	181,893
1.35%	-	6,560	-	-	-	38,241	-	21,955
1.40%	7,505	2,705	-	-	-	11,782	-	12,399
1.45%	-	9,466	-	-	-	5,840	-	3,234
1.50%	-	3,618	-	-	-	444,414	-	190,393
1.55%	-	12,426	-	-	-	54,973	-	17,248
1.60%	-	18,590	-	-	-	230,555	-	171,843
1.65%	-	1,330	-	-	-	53,849	-	33,095
1.70%	-	408	-	-	-	4,184	-	2,317
1.75%	-	6,195	-	-	-	394,656	-	133,793
1.80%	-	6,831	-	-	-	70,678	-	54,491
1.85%	-	290	-	-	-	40,313	-	69,132
1.90%	-	1,684	-	-	-	965	-	7,623
1.95%	-	1,313	-	-	-	433,089	-	165,439
2.00%	-	300	-	-	-	46,603	-	2,407
2.05%	-	-	-	-	-	28,796	-	36,815
2.10%	-	80	-	-	-	34,748	-	10,443
2.15%	-	105	-	-	-	23,936	-	3,787
2.20%	-	588	-	-	-	129,807	-	41,933
2.25%	-	875	-	-	-	12,934	-	2,189
2.30%	-	-	-	-	-	33,873	-	17,855
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	93,953	-	50,699
2.45%	-	-	-	-	-	2,867	-	3,950
2.50%	-	-	-	-	-	10,763	-	4,852
2.55%	-	-	-	-	-	10,916	-	5,058
2.60%	-	-	-	-	-	-	-	466
2.65%	-	-	-	-	-	8,653	-	5,259
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	2,897	-	831
2.80%	-	-	-	-	-	-	-	508
2.85%	-	-	-	-	-	1,241	-	505
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$20,899	$92,208	$7,173	$31,666	$24,516	$2,543,469	$24	$1,291,283

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
0.40%	$4,240	34	5,101	90,861	180,099	19,974	2	-
0.60%	3,026	54	174	3,741	264	191	44	-
0.65%	179	-	-	-	-	-	-	-
0.75%	451	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	273
0.85%	748	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	310	-	-	-	-	-	-	-
1.15%	36,439	-	-	-	-	-	14	-
1.20%	-	-	-	-	-	-	-	-
1.25%	1,488	-	-	-	-	-	-	-
1.30%	387,801	-	-	-	-	-	886	110,685
1.35%	46,762	-	-	-	-	-	-	-
1.40%	10,611	-	-	-	-	-	-	38,400
1.45%	2,080	-	-	-	-	-	-	-
1.50%	336,952	-	-	-	-	-	299	-
1.55%	20,348	-	-	-	-	-	-	-
1.60%	96,346	-	-	-	-	-	-	-
1.65%	46,292	-	-	-	-	-	-	-
1.70%	3,573	-	-	-	-	-	-	-
1.75%	232,307	-	-	-	-	-	94	-
1.80%	42,660	-	-	-	-	-	-	-
1.85%	70,717	-	-	-	-	-	-	-
1.90%	3,273	-	-	-	-	-	-	-
1.95%	208,910	-	-	-	-	-	-	-
2.00%	12,393	-	-	-	-	-	-	-
2.05%	54,608	-	-	-	-	-	-	-
2.10%	9,786	-	-	-	-	-	-	-
2.15%	2,145	-	-	-	-	-	-	-
2.20%	40,695	-	-	-	-	-	-	-
2.25%	4,927	-	-	-	-	-	-	-
2.30%	48,778	-	-	-	-	-	-	-
2.35%	4,799	-	-	-	-	-	-	-
2.40%	31,567	-	-	-	-	-	-	-
2.45%	1,856	-	-	-	-	-	-	-
2.50%	8,167	-	-	-	-	-	-	-
2.55%	4,227	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	3,536	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,955	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,784,952	$88	$5,275	$94,602	$180,363	$20,165	$1,339	$149,358

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
0.40%	$1,132	6,514	1,446	1,246	4,356	-	2,595	9,508
0.60%	1,482	2,866	3,722	553	4,773	-	3,391	1,868
0.65%	-	-	-	1,338	178	-	-	-
0.75%	-	-	-	9,127	2,425	880	-	-
0.80%	-	-	-	7,250	2,981	1,734	-	-
0.85%	-	-	-	7,494	13,583	946	-	-
0.95%	19,615	-	-	12,189	2,385	5,151	-	-
1.05%	33,011	-	-	10,812	2,597	4,466	-	-
1.10%	230	-	1,695	19,672	4,593	2,305	481	283
1.15%	15,020	-	19,231	194,832	64,476	43,224	10,497	29,815
1.20%	-	-	-	321	-	-	-	-
1.25%	5,276	-	2,515	19,479	8,384	8,180	1,265	1,761
1.30%	110	-	407,459	453,555	583,074	131,776	120,896	330,268
1.35%	-	-	8,772	70,987	45,222	15,249	11,170	4,472
1.40%	902	-	3,177	69,926	49,664	25,898	1,095	2,451
1.45%	3,189	-	3,495	17,912	5,582	6,688	7,837	1,439
1.50%	7,603	-	109,779	175,184	455,992	64,330	210,208	80,002
1.55%	9,800	-	13,707	136,870	61,532	38,351	13,895	9,370
1.60%	3,912	-	19,698	55,544	80,077	22,877	21,535	6,015
1.65%	-	-	15,520	33,036	90,566	6,064	16,192	11,827
1.70%	2,428	-	300	4,831	5,621	1,935	658	-
1.75%	6,609	-	151,375	384,155	138,443	46,469	28,694	55,138
1.80%	1,234	-	12,994	16,644	63,609	9,298	15,509	3,651
1.85%	701	-	27,697	42,135	115,483	5,046	8,976	12,509
1.90%	-	-	4,458	5,495	9,828	1,312	-	-
1.95%	87	-	97,677	82,113	276,425	35,665	138,480	59,453
2.00%	-	-	1,337	11,450	6,371	5,332	3,261	200
2.05%	2,129	-	1,940	12,917	52,956	2,481	8,316	845
2.10%	186	-	7,689	34,750	20,358	7,008	2,304	4,559
2.15%	3,428	-	1,613	4,582	1,162	1,428	526	-
2.20%	1,386	-	5,294	36,822	43,338	7,876	3,247	7,349
2.25%	-	-	259	1,815	1,211	314	2,306	1,093
2.30%	-	-	2,719	15,818	27,960	2,229	10,392	1,402
2.35%	-	-	6,106	2,131	186	101	271	-
2.40%	-	-	6,912	1,137	33,811	6,058	38,759	2,115
2.45%	-	-	1,101	4,896	2,423	1,301	1,433	-
2.50%	-	-	5,454	1,430	6,924	589	2,169	802
2.55%	-	-	503	3,365	13,807	2,540	575	571
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15	1,088	2,693	52	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	261	25,865	-	3,130	-
2.80%	-	-	-	-	-	-	59	33
2.85%	-	-	9,427	-	4,151	-	220	6,846
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$119,470	$9,380	$955,086	$1,965,162	$2,335,065	$515,153	$690,342	$645,645

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
0.40%	$15	208	-	2,830	236	10,018	-	15,056
0.60%	298	126	-	2,494	840	4,998	7	4,835
0.65%	-	-	-	101	-	1,731	-	2,085
0.75%	-	-	-	705	-	8,818	-	8,387
0.80%	-	-	-	-	-	851	-	-
0.85%	-	-	-	603	-	18,007	-	6,671
0.95%	-	-	1,906	-	-	3,035	-	5,680
1.05%	-	-	19	-	-	1,708	-	2,843
1.10%	-	-	264	18	-	56,881	-	8,606
1.15%	-	-	16,862	18,213	-	495,541	24	192,009
1.20%	-	-	136	-	-	4,092	-	-
1.25%	-	-	7,167	1,031	-	39,057	610	11,448
1.30%	-	-	794	187,475	-	1,024,461	1,825	1,193,621
1.35%	-	-	2,563	23,766	-	152,188	535	78,327
1.40%	-	-	690	6,362	-	83,187	193	44,353
1.45%	-	-	2,660	1,876	-	56,215	-	15,785
1.50%	-	-	8,336	146,155	-	643,072	2,549	727,346
1.55%	-	-	15,258	8,271	-	410,007	328	82,627
1.60%	-	-	2,985	39,249	-	152,794	15	164,193
1.65%	-	-	51	23,846	-	102,619	280	92,131
1.70%	-	-	217	695	-	18,812	-	5,188
1.75%	-	-	11,935	95,132	-	1,166,646	23	612,275
1.80%	-	-	5,284	14,117	-	74,706	-	59,138
1.85%	-	-	3,509	37,432	-	139,968	198	151,455
1.90%	-	-	3,160	1,421	-	18,725	-	18,976
1.95%	-	-	1,851	90,746	-	461,928	1,952	456,533
2.00%	-	-	1,176	5,106	-	18,288	371	11,910
2.05%	-	-	5,279	13,868	-	56,973	-	84,465
2.10%	-	-	923	14,273	-	90,452	-	33,820
2.15%	-	-	331	4,699	-	26,809	-	14,655
2.20%	-	-	1,785	13,450	-	103,830	-	89,122
2.25%	-	-	-	174	-	3,701	-	5,825
2.30%	-	-	347	14,839	-	54,963	-	58,043
2.35%	-	-	-	1,457	-	20,129	-	6,582
2.40%	-	-	-	7,893	-	83,140	-	93,854
2.45%	-	-	-	156	-	2,512	-	853
2.50%	-	-	-	4,501	-	6,913	-	14,185
2.55%	-	-	-	9,300	-	8,452	-	7,836
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	104	-	4,045	-	462
2.70%	-	-	-	-	-	360	-	-
2.75%	-	-	-	14,772	-	123	-	3,472
2.80%	-	-	-	73	-	1,096	-	13
2.85%	-	-	-	-	-	382	-	4,465
2.90%	-	-	-	-	-	200	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$313	$334	$95,488	$807,203	$1,076	$5,632,433	$8,910	$4,389,130

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
0.40%	$16	44	-	-	-	891	194	-
0.60%	-	368	-	-	-	105	1,169	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	5	-	20	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	4,857	-	-	-	-
1.05%	-	-	-	1,324	-	-	-	-
1.10%	-	81	-	5,458	-	175	-	-
1.15%	-	3,538	-	19,677	-	878	-	-
1.20%	-	-	-	40	-	-	-	-
1.25%	-	381	-	3,891	-	1,147	-	-
1.30%	-	38,549	32,589	-	11,410	-	-	-
1.35%	-	3,893	-	6,058	-	-	-	-
1.40%	-	3,226	4,842	3,196	6,615	210	-	273
1.45%	-	2	-	12,592	-	548	-	-
1.50%	-	54,266	-	7,310	-	215	-	-
1.55%	-	5,123	-	23,365	-	953	-	-
1.60%	-	8,663	-	3,868	-	-	-	-
1.65%	-	6,227	-	4,508	-	-	-	-
1.70%	-	-	-	970	-	226	-	-
1.75%	-	8,258	-	37,263	-	1	536	-
1.80%	-	2,637	-	2,579	-	-	-	-
1.85%	-	13,189	-	248	-	27	-	-
1.90%	-	-	-	752	-	-	-	-
1.95%	-	30,721	-	6,422	-	-	1,001	-
2.00%	-	581	-	40	-	-	-	-
2.05%	-	2,876	-	1,275	-	-	-	-
2.10%	-	829	-	1,593	-	-	-	-
2.15%	-	69	-	81	-	-	-	-
2.20%	-	9,201	-	171	-	-	796	-
2.25%	-	684	-	318	-	-	-	-
2.30%	-	2,159	-	1,282	-	-	-	-
2.35%	-	-	-	134	-	-	-	-
2.40%	-	2,906	-	-	-	-	190	-
2.45%	-	-	-	164	-	-	-	-
2.50%	-	110	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	111	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	86	-	-	-	-	-	-
2.85%	-	1,092	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$16	$199,759	$37,436	$149,436	$18,045	$5,376	$3,997	$273

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
0.40%	$-	42	952	7,301	707	71,895	4,628	-
0.60%	-	-	809	1,361	-	6,195	1,734	-
0.65%	-	-	1,793	1,459	-	5,726	899	-
0.75%	-	-	6,960	6,063	444	9,122	657	-
0.80%	-	-	2,532	238	955	420	215	169
0.85%	-	-	9,490	5,177	1,291	8,067	815	-
0.95%	-	-	3,988	3,186	3,445	4,524	122	-
1.05%	-	-	6,224	383	2,067	1,050	-	-
1.10%	-	-	31,911	28,587	2,673	346,885	9,022	-
1.15%	15	92	326,010	225,170	65,780	2,512,685	57,475	-
1.20%	-	-	2,968	226	702	6,697	-	-
1.25%	-	-	23,544	15,832	12,592	91,921	7,542	-
1.30%	-	4,766	680,895	1,017,966	129,033	25,030,438	309,944	30,926
1.35%	-	614	63,689	76,620	25,702	470,215	15,641	-
1.40%	-	462	189,919	28,194	33,730	41,119	9,275	12,773
1.45%	-	16	34,923	41,710	34,605	124,629	1,208	-
1.50%	12	1,782	156,095	410,235	115,620	3,657,466	132,682	-
1.55%	-	-	292,564	151,720	65,064	1,113,698	44,368	-
1.60%	-	2	28,269	84,701	85,111	103,104	23,565	-
1.65%	-	6	31,461	54,975	25,595	445,870	11,939	-
1.70%	-	18	5,965	10,263	4,791	71,649	2,868	-
1.75%	-	1,294	434,574	568,429	90,388	5,631,766	184,844	-
1.80%	-	200	14,461	18,641	21,236	231,084	6,871	-
1.85%	-	-	41,000	145,571	42,895	1,914,052	29,102	-
1.90%	-	-	4,874	8,760	1,787	85,381	2,736	-
1.95%	-	925	150,693	263,216	72,925	1,793,842	83,255	-
2.00%	-	-	9,852	16,208	6,715	145,159	2,263	-
2.05%	-	96	40,047	44,705	11,536	446,059	10,912	-
2.10%	-	14	16,758	18,668	6,785	191,140	7,352	-
2.15%	-	-	9,076	5,362	1,489	98,477	2,104	-
2.20%	-	-	18,045	57,075	35,206	362,795	11,506	-
2.25%	-	-	3,319	2,881	1,941	28,233	64	-
2.30%	-	-	17,377	40,825	16,780	217,701	9,058	-
2.35%	-	-	19,977	2,927	996	208,193	687	-
2.40%	-	-	9,376	32,166	11,640	258,798	3,638	-
2.45%	-	-	1,522	1,214	-	11,426	147	-
2.50%	-	-	6,013	6,633	868	308,883	4,707	-
2.55%	-	-	593	1,428	755	21,399	-	-
2.60%	-	-	408	-	-	11,130	-	-
2.65%	-	-	1,080	755	-	52,823	355	-
2.70%	-	-	615	102	-	9,114	-	-
2.75%	-	-	220	1,956	-	2,748	-	-
2.80%	-	-	-	-	-	3,459	-	-
2.85%	-	-	-	484	-	16,065	94	-
2.90%	-	-	172	-	-	3,272	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	1,777	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$27	$10,329	$2,701,013	$3,409,373	$933,849	$46,178,151	$994,294	$43,868

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
0.40%	$486	4,522	371	11,575	43	-	-	7,781
0.60%	-	444	1,450	2,475	-	-	-	1,614
0.65%	2,747	214	-	4,909	-	-	-	-
0.75%	9,741	4,411	-	20,274	-	-	-	-
0.80%	-	1,439	-	7,346	-	-	-	-
0.85%	7,989	3,515	-	9,634	-	-	-	-
0.95%	128	658	-	3,948	-	-	-	-
1.05%	-	243	-	2,539	-	-	-	-
1.10%	24,578	18,983	-	84,750	-	-	-	-
1.15%	130,460	105,661	-	623,502	-	14	14	53,042
1.20%	2,071	390	-	4,957	-	-	-	-
1.25%	13,227	5,292	-	50,979	-	-	-	-
1.30%	332,548	654,072	-	1,952,679	5,357	814	853	2,712,005
1.35%	30,909	32,166	-	133,031	509	-	-	5,123
1.40%	13,555	25,364	-	466,811	4	-	-	187
1.45%	12,936	15,058	-	72,844	-	-	-	-
1.50%	151,924	275,151	-	698,876	1,546	39	-	387,287
1.55%	128,036	78,929	-	643,496	-	-	-	542
1.60%	48,953	52,743	-	309,876	-	-	-	3,980
1.65%	36,933	30,614	-	98,175	203	597	-	65,829
1.70%	2,530	2,782	-	28,273	-	-	-	-
1.75%	251,304	357,174	-	1,275,591	-	-	-	241,067
1.80%	13,217	16,784	-	122,936	35	-	-	30,200
1.85%	28,808	132,419	-	276,003	-	-	-	97,821
1.90%	867	3,078	-	7,645	-	-	-	-
1.95%	123,959	156,623	-	311,022	43	-	-	173,974
2.00%	7,329	6,503	-	16,301	-	-	-	1,076
2.05%	12,289	85,607	-	78,794	-	-	-	16,129
2.10%	13,251	27,261	-	68,801	14	-	-	4,826
2.15%	5,745	3,451	-	21,167	-	-	-	882
2.20%	15,453	39,621	-	97,521	-	-	-	5,062
2.25%	1,671	3,338	-	14,023	-	-	-	106
2.30%	4,826	34,550	-	51,242	-	-	-	8,277
2.35%	14,197	5,201	-	5,835	-	-	-	-
2.40%	2,710	20,308	-	18,730	-	-	-	12,967
2.45%	59	1,408	-	1,469	-	-	-	2,389
2.50%	4,754	31,120	-	30,168	-	-	-	30,345
2.55%	1,761	40	-	1,009	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,873	3,856	-	567	-	-	-	-
2.70%	323	102	-	71	-	-	-	-
2.75%	-	926	-	639	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	81	4,227	-	-	-	-	-	418
2.90%	173	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,454,401	$2,246,248	$1,821	$7,630,483	$7,754	$1,464	$867	$3,862,929

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
0.40%	$19,472	-	993	-	1,618	-	461	-
0.60%	4,086	-	1,328	-	803	-	1,873	-
0.65%	-	-	857	-	544	-	555	-
0.75%	-	-	4,467	-	5,959	-	2,624	-
0.80%	-	2,642	-	137	28	6,209	-	1,835
0.85%	-	-	3,350	-	574	-	4,511	-
0.95%	-	-	3,962	-	1,682	-	2,510	-
1.05%	-	-	3,167	-	-	-	1,926	-
1.10%	-	-	14,574	-	6,746	-	26,244	-
1.15%	140,319	-	181,417	-	66,714	-	196,219	-
1.20%	-	-	2,484	-	1,400	-	2,545	-
1.25%	-	-	23,656	-	9,758	-	17,748	-
1.30%	4,364,848	85,755	242,023	27,520	211,436	1,937,549	237,575	197,539
1.35%	9,293	-	39,308	-	27,166	-	75,083	-
1.40%	-	31,694	12,911	16,446	7,504	364,816	14,749	78,973
1.45%	2,065	-	22,176	-	8,455	-	17,475	-
1.50%	537,004	-	223,786	-	221,681	-	198,333	-
1.55%	2,034	-	206,661	-	63,620	-	202,517	-
1.60%	7,456	-	51,562	-	32,449	-	55,070	-
1.65%	62,613	-	39,842	-	28,719	-	57,233	-
1.70%	93	-	5,761	-	4,564	-	6,381	-
1.75%	201,938	-	306,681	-	181,029	-	320,743	-
1.80%	51,694	-	33,453	-	27,458	-	17,093	-
1.85%	127,405	-	56,830	-	35,861	-	56,017	-
1.90%	-	-	6,743	-	2,327	-	3,918	-
1.95%	209,518	-	143,250	-	117,678	-	124,110	-
2.00%	18,816	-	14,006	-	5,549	-	8,621	-
2.05%	25,153	-	15,298	-	13,142	-	28,994	-
2.10%	13,054	-	22,708	-	11,966	-	22,349	-
2.15%	-	-	8,576	-	5,418	-	7,826	-
2.20%	10,043	-	40,016	-	23,495	-	14,633	-
2.25%	567	-	1,795	-	248	-	2,005	-
2.30%	8,658	-	19,522	-	13,263	-	16,514	-
2.35%	-	-	6,649	-	1,102	-	9,646	-
2.40%	36,033	-	12,365	-	14,127	-	20,597	-
2.45%	1,342	-	1,621	-	2,093	-	291	-
2.50%	10,240	-	2,974	-	1,154	-	1,902	-
2.55%	-	-	315	-	85	-	544	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	1,573	-	2,376	-	534	-
2.70%	-	-	118	-	-	-	156	-
2.75%	821	-	989	-	405	-	950	-
2.80%	1,707	-	-	-	87	-	-	-
2.85%	-	-	546	-	550	-	127	-
2.90%	-	-	66	-	-	-	90	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,866,272	$120,091	$1,780,379	$44,103	$1,160,833	$2,308,574	$1,779,292	$278,347

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
0.40%	$427	-	242	1,380	169	-	1,352	-
0.60%	-	-	268	1,784	-	-	5,016	-
0.65%	1,104	-	-	-	923	-	126	-
0.75%	3,189	-	1,711	-	5,015	-	1,423	-
0.80%	-	5,074	-	-	2,591	4,144	-	215
0.85%	7,573	-	3,683	-	4,926	-	1,343	-
0.95%	341	-	8,090	-	-	-	176	-
1.05%	1,190	-	774	-	653	-	127	-
1.10%	22,824	-	1,988	-	20,939	-	7,000	-
1.15%	212,646	-	116,340	-	177,165	-	32,186	-
1.20%	3,548	-	426	-	1,895	-	221	-
1.25%	12,965	-	13,622	-	16,038	-	4,225	-
1.30%	127,181	399,593	146,380	-	1,542,487	638,869	146,932	22,619
1.35%	48,162	-	46,834	-	47,413	-	15,178	-
1.40%	19,915	180,199	9,210	-	446,345	327,824	2,181	3,731
1.45%	17,286	-	22,754	-	13,934	-	1,811	-
1.50%	89,999	-	261,789	-	163,992	-	123,466	-
1.55%	235,987	-	78,243	-	175,029	-	34,043	-
1.60%	24,166	-	91,045	-	28,058	-	12,872	-
1.65%	22,093	-	40,612	-	37,693	-	6,260	-
1.70%	5,209	-	4,518	-	4,597	-	830	-
1.75%	368,651	-	135,618	-	279,998	-	84,486	-
1.80%	5,766	-	32,588	-	10,452	-	8,956	-
1.85%	28,782	-	46,807	-	25,268	-	15,352	-
1.90%	3,999	-	3,085	-	4,236	-	143	-
1.95%	86,699	-	188,074	-	122,450	-	72,304	-
2.00%	7,228	-	7,486	-	6,690	-	1,288	-
2.05%	4,169	-	28,033	-	16,129	-	5,586	-
2.10%	13,169	-	28,659	-	19,962	-	3,642	-
2.15%	4,088	-	4,337	-	8,103	-	4,151	-
2.20%	13,936	-	47,358	-	20,330	-	8,791	-
2.25%	1,224	-	3,779	-	2,201	-	-	-
2.30%	7,448	-	22,367	-	11,752	-	12,172	-
2.35%	12,704	-	3,927	-	7,997	-	1,699	-
2.40%	4,539	-	48,758	-	9,178	-	4,256	-
2.45%	720	-	1,108	-	719	-	2,452	-
2.50%	3,275	-	5,481	-	1,467	-	1,703	-
2.55%	517	-	4,119	-	4,036	-	821	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,204	-	1,302	-	2,199	-	-	-
2.70%	233	-	-	-	123	-	-	-
2.75%	272	-	767	-	693	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	351	-	824	-	419	-	925	-
2.90%	133	-	-	-	65	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,424,912	$584,866	$1,463,006	$3,164	$3,244,329	$970,837	$625,495	$26,565

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
0.40%	$584	-	4,853	735	657	2,086	172	-
0.60%	77	-	1,598	1,069	-	356	1,999	-
0.65%	1,345	-	1,913	-	1,497	2,499	-	-
0.75%	5,451	-	2,468	-	2,752	3,971	-	-
0.80%	-	2,517	-	19,894	-	1	-	26,607
0.85%	8,596	-	3,421	-	4,629	8,016	-	-
0.95%	-	-	2,654	-	4,629	-	-	-
1.05%	476	-	4,621	-	6,553	1,038	-	-
1.10%	25,915	-	29,969	-	26,797	40,547	117	-
1.15%	227,504	-	260,428	-	562,262	296,177	1,149	-
1.20%	2,911	-	800	-	3,179	2,627	-	-
1.25%	12,484	-	34,985	-	97,968	15,004	497	-
1.30%	195,605	354,555	454,177	3,492,991	433,918	609,730	13,623	1,247,188
1.35%	39,676	-	121,655	-	214,522	64,345	4,549	-
1.40%	24,473	136,016	10,997	1,458,832	42,007	24,675	3,513	393,574
1.45%	22,240	-	41,801	-	92,245	21,003	17,487	-
1.50%	89,229	-	271,116	-	482,744	230,258	18,202	-
1.55%	238,969	-	200,527	-	462,230	290,353	916	-
1.60%	29,062	-	60,534	-	122,742	22,773	5,729	-
1.65%	23,671	-	47,321	-	71,957	36,249	880	-
1.70%	4,040	-	7,263	-	29,477	7,311	-	-
1.75%	375,271	-	389,572	-	602,132	595,247	4,463	-
1.80%	5,656	-	23,252	-	62,339	4,674	919	-
1.85%	28,091	-	76,276	-	119,726	82,826	2,005	-
1.90%	3,331	-	7,171	-	21,959	4,815	-	-
1.95%	78,500	-	185,285	-	272,666	194,222	20,659	-
2.00%	9,220	-	7,050	-	14,474	15,404	638	-
2.05%	26,919	-	47,145	-	71,175	16,489	443	-
2.10%	30,786	-	20,297	-	38,232	38,657	651	-
2.15%	7,078	-	3,461	-	21,978	8,346	-	-
2.20%	10,873	-	32,535	-	77,412	40,616	380	-
2.25%	1,685	-	1,904	-	9,003	1,799	-	-
2.30%	11,612	-	26,752	-	40,603	28,544	317	-
2.35%	15,208	-	2,032	-	4,007	13,280	-	-
2.40%	13,405	-	16,814	-	36,108	10,953	1,110	-
2.45%	73	-	1,224	-	708	388	-	-
2.50%	2,865	-	5,449	-	9,592	15,691	-	-
2.55%	1,397	-	2,648	-	131	3,161	371	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,381	-	581	-	947	1,112	-	-
2.70%	313	-	-	-	-	821	-	-
2.75%	-	-	9,084	-	1,957	170	-	-
2.80%	-	-	-	-	-	-	33	-
2.85%	-	-	2,148	-	1,787	2,656	-	-
2.90%	177	-	-	-	-	152	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,576,149	$493,088	$2,423,781	$4,973,521	$4,069,701	$2,759,042	$100,822	$1,667,369

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
0.40%	$129	10,466	1,086	-	91	587	71	939
0.60%	-	7,049	-	-	396	1,464	-	2,291
0.65%	1,103	-	784	-	-	-	9	-
0.75%	2,744	-	2,140	-	161	-	566	-
0.80%	-	-	33	2,930	-	4,822	-	955
0.85%	8,153	-	4,943	-	501	-	1,146	-
0.95%	3,135	-	102	-	741	-	4,940	-
1.05%	2,098	-	1,578	-	19	-	413	-
1.10%	26,525	-	28,445	-	3,567	-	4,945	-
1.15%	247,072	-	227,831	-	33,073	-	77,639	-
1.20%	3,230	-	1,497	-	54	-	62	-
1.25%	15,725	-	19,219	-	4,615	-	17,090	-
1.30%	186,938	-	1,847,143	64,973	104,752	545,305	73,935	82,379
1.35%	53,677	-	59,032	-	10,573	-	38,969	-
1.40%	25,785	-	20,517	12,579	1,833	240,415	4,748	16,620
1.45%	26,711	-	17,475	-	5,099	-	17,583	-
1.50%	110,857	-	497,212	-	113,245	-	74,915	-
1.55%	264,451	-	187,094	-	29,965	-	54,085	-
1.60%	13,914	-	85,757	-	23,056	-	21,358	-
1.65%	28,299	-	74,872	-	17,072	-	6,722	-
1.70%	3,692	-	11,192	-	2,844	-	3,484	-
1.75%	377,020	-	388,676	-	81,303	-	74,604	-
1.80%	17,385	-	76,790	-	7,126	-	8,926	-
1.85%	30,760	-	52,332	-	19,512	-	9,424	-
1.90%	5,545	-	14,549	-	1,319	-	4,824	-
1.95%	69,440	-	287,838	-	74,116	-	61,139	-
2.00%	6,240	-	9,784	-	2,344	-	733	-
2.05%	12,238	-	19,378	-	4,654	-	11,758	-
2.10%	18,047	-	34,307	-	8,930	-	6,520	-
2.15%	6,045	-	3,782	-	1,552	-	1,810	-
2.20%	10,608	-	49,693	-	12,696	-	7,108	-
2.25%	1,705	-	4,070	-	122	-	505	-
2.30%	8,891	-	30,512	-	5,865	-	4,523	-
2.35%	12,885	-	6,761	-	291	-	46	-
2.40%	5,547	-	18,325	-	6,276	-	2,146	-
2.45%	82	-	2,700	-	144	-	3	-
2.50%	6,456	-	10,133	-	1,533	-	906	-
2.55%	392	-	3,379	-	353	-	3,407	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,643	-	2,521	-	-	-	82	-
2.70%	308	-	1,694	-	-	-	-	-
2.75%	-	-	817	-	348	-	-	-
2.80%	-	-	-	-	441	-	-	-
2.85%	-	-	1,165	-	178	-	161	-
2.90%	177	-	43	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,615,652	$17,515	$4,107,201	$80,482	$580,760	$792,593	$601,305	$103,184

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
0.40%	$-	2,121	196	242	240	12,074	15,181	62,674
0.60%	-	1,826	-	719	-	13,217	14,187	21,630
0.65%	-	-	48	-	132	1,007	1,115	6,505
0.75%	920	-	978	-	1,413	3,725	1,939	10,885
0.80%	-	755	-	1,695	-	3,242	2,758	362
0.85%	2,157	-	2,038	-	534	5,117	11,630	10,021
0.95%	1,135	-	-	-	1,715	2,776	3,685	3,565
1.05%	751	-	-	-	376	2,836	1,850	1,623
1.10%	1,246	-	7,044	-	2,200	30,550	57,504	347,750
1.15%	57,748	-	45,309	-	42,991	254,270	397,769	2,541,698
1.20%	504	-	-	-	96	1,737	2,083	6,979
1.25%	5,265	-	1,255	-	13,454	21,416	27,817	91,157
1.30%	86,262	117,608	126,886	228,600	82,685	1,237,028	1,975,651	22,541,600
1.35%	28,359	-	12,488	-	18,011	170,624	332,137	632,772
1.40%	3,257	68,842	3,461	87,946	3,161	42,768	75,715	64,124
1.45%	5,279	-	17,198	-	7,404	21,765	51,527	145,237
1.50%	177,811	-	125,173	-	77,908	905,715	1,683,579	4,973,701
1.55%	37,974	-	31,785	-	37,095	161,830	294,866	1,204,713
1.60%	50,386	-	18,840	-	22,412	219,727	396,615	488,284
1.65%	23,554	-	15,459	-	12,121	89,500	195,927	591,878
1.70%	2,360	-	930	-	2,582	10,767	10,683	89,751
1.75%	96,817	-	95,576	-	73,738	680,814	1,141,514	6,370,924
1.80%	17,385	-	9,733	-	7,710	83,994	184,334	361,728
1.85%	11,139	-	11,405	-	14,636	128,531	247,601	1,983,509
1.90%	628	-	1,082	-	498	13,059	6,640	89,339
1.95%	109,083	-	92,919	-	71,409	636,637	1,300,230	2,755,470
2.00%	4,393	-	3,464	-	4,240	12,838	44,149	165,739
2.05%	18,523	-	6,790	-	4,678	43,252	90,336	491,944
2.10%	17,289	-	4,631	-	6,951	49,138	69,495	215,399
2.15%	3,546	-	1,466	-	2,069	9,876	30,236	108,658
2.20%	30,101	-	12,482	-	10,715	84,648	161,465	505,127
2.25%	652	-	365	-	904	5,433	5,493	30,601
2.30%	11,457	-	9,465	-	4,968	52,037	80,752	271,331
2.35%	1,459	-	653	-	245	4,704	2,598	218,602
2.40%	10,012	-	13,131	-	11,615	82,307	163,960	371,691
2.45%	666	-	309	-	594	5,587	20,216	28,859
2.50%	1,977	-	577	-	960	9,786	33,650	332,179
2.55%	7,902	-	1,453	-	2,545	13,604	20,714	31,853
2.60%	-	-	-	-	-	-	726	11,902
2.65%	276	-	1,773	-	-	559	184	60,970
2.70%	-	-	-	-	-	52	73	9,043
2.75%	836	-	1,306	-	595	4,552	5,069	4,296
2.80%	230	-	58	-	-	1,551	1,810	5,406
2.85%	-	-	-	-	147	1,803	1,900	17,058
2.90%	-	-	-	-	-	-	-	3,378
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	1,835
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$829,339	$191,152	$677,726	$319,202	$545,747	$5,136,453	$9,167,363	$48,283,750

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
0.40%	$-	157	4,177	2,988	116	8,603	26,824	30
0.60%	-	-	4,616	11,360	-	9,158	40,925	291
0.65%	-	619	-	-	547	1,838	-	-
0.75%	-	2,630	-	-	558	2,449	-	1,766
0.80%	169	-	-	-	168	2,426	-	3,931
0.85%	-	4,481	-	-	5,233	8,568	-	285
0.95%	-	815	-	-	166	1,770	-	1,089
1.05%	-	461	-	-	792	827	-	2,733
1.10%	-	17,419	545	-	30,985	5,565	14,398	6,239
1.15%	-	83,506	20,466	-	42,808	171,237	141,004	245,688
1.20%	-	972	-	-	116	846	-	2,186
1.25%	-	6,053	924	-	2,152	15,373	3,679	56,293
1.30%	19,814	153,343	358,724	-	335,541	938,001	2,320,929	198,013
1.35%	-	16,200	29,681	-	19,457	79,986	170,781	98,986
1.40%	10,157	3,058	5,571	-	11,454	97,008	58,101	48,125
1.45%	-	5,981	845	-	5,879	34,435	14,813	23,289
1.50%	-	76,008	479,117	-	388,651	795,677	3,588,374	309,600
1.55%	-	67,184	10,188	-	22,327	97,931	97,788	157,998
1.60%	-	10,311	49,199	-	24,891	108,524	366,520	107,973
1.65%	-	11,333	51,897	-	39,807	84,189	353,939	70,194
1.70%	-	2,770	1,104	-	1,666	7,573	4,595	18,259
1.75%	-	159,843	114,811	-	118,584	390,663	723,385	379,446
1.80%	-	3,235	26,250	-	22,995	48,022	220,476	34,748
1.85%	-	18,101	42,191	-	22,451	88,115	275,893	38,051
1.90%	-	3,870	5,574	-	792	12,267	13,048	53,085
1.95%	-	75,989	265,062	-	229,183	516,511	2,238,305	320,013
2.00%	-	4,422	6,259	-	5,028	12,146	36,049	1,435
2.05%	-	8,768	6,848	-	7,880	63,021	136,996	48,941
2.10%	-	7,927	21,471	-	5,239	52,048	66,898	34,908
2.15%	-	1,281	4,240	-	367	22,433	25,166	9,289
2.20%	-	13,498	25,625	-	24,556	59,277	133,973	37,330
2.25%	-	764	4,556	-	2,807	3,056	50,252	14,863
2.30%	-	5,752	11,759	-	5,221	21,775	115,035	41,290
2.35%	-	1,640	84	-	228	3,458	4,985	7,205
2.40%	-	1,625	35,034	-	29,245	61,980	300,016	16,472
2.45%	-	814	2,334	-	1,326	1,886	13,518	1,772
2.50%	-	1,261	4,753	-	6,692	9,588	80,197	58,844
2.55%	-	515	575	-	2,487	4,349	69,522	297
2.60%	-	-	403	-	102	101	669	5,550
2.65%	-	5	685	-	473	1,044	2,437	740
2.70%	-	41	-	-	-	-	-	34,869
2.75%	-	312	1,039	-	-	1,061	118,941	2,297
2.80%	-	-	981	-	-	189	3,688	-
2.85%	-	1,590	-	-	-	-	1,037	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	25,120
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$30,140	$774,554	$1,597,588	$14,348	$1,418,970	$3,844,974	$11,833,156	$2,519,533

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
0.40%	$79,620	6,905	15,860	6,045	1,125	94,101	50	2,027
0.60%	5,276	5,820	768	742	623	21,161	162	220
0.65%	-	3,712	35,324	4,229	2,034	24,952	202	-
0.75%	-	9,530	49,798	27,686	6,766	36,983	1,474	15,470
0.80%	-	5,616	4,567	1,376	1,876	1,571	366	107
0.85%	-	12,579	61,450	26,112	6,602	64,892	1,634	6,188
0.95%	-	5,109	7,106	-	-	1,672	-	-
1.05%	-	649	5,270	3,742	634	2,910	-	-
1.10%	12,938	167,712	623,848	166,094	173,148	1,661,375	2,115	99,819
1.15%	506,246	2,189,193	3,741,740	1,057,869	705,534	7,214,699	58,800	690,235
1.20%	-	20,699	16,601	2,914	11,476	12,619	-	-
1.25%	920	175,131	267,705	87,070	30,834	507,599	4,402	31,911
1.30%	18,099,193	444,667	7,295,931	3,347,432	3,006,562	33,764,518	103,318	232,482
1.35%	57,890	499,955	668,950	213,500	106,731	1,758,985	10,383	182,921
1.40%	778	274,346	410,710	111,822	62,914	290,822	3,477	23,710
1.45%	-	140,802	241,415	85,936	63,165	430,617	2,161	48,754
1.50%	2,228,791	610,172	2,581,533	748,501	724,294	9,518,918	231,958	479,458
1.55%	30,407	1,732,945	2,352,704	656,495	476,550	4,310,616	48,743	671,866
1.60%	38,101	196,554	391,927	146,591	238,598	909,785	27,779	63,835
1.65%	338,283	102,132	323,069	112,259	112,266	1,243,596	40,039	52,532
1.70%	435	60,922	138,394	24,553	28,589	293,681	307	22,106
1.75%	2,652,425	1,788,028	6,814,413	2,210,139	1,708,318	17,738,785	142,901	1,026,580
1.80%	144,888	85,852	170,725	65,928	79,097	553,179	21,519	27,429
1.85%	979,363	84,310	660,516	297,032	359,243	3,102,561	5,490	79,408
1.90%	13,802	165,513	199,464	62,786	21,200	185,249	3,019	72,582
1.95%	2,726,136	518,962	1,654,653	443,642	320,690	6,202,160	241,057	459,425
2.00%	42,353	39,710	215,981	49,891	32,373	329,655	8,790	28,257
2.05%	208,459	38,744	133,006	70,521	133,798	689,606	31,101	34,937
2.10%	44,280	152,780	236,179	83,289	28,882	663,902	4,487	42,550
2.15%	3,391	19,803	283,697	49,270	38,256	208,974	5,890	5,528
2.20%	87,721	68,134	357,288	109,421	157,979	1,414,801	51,836	110,028
2.25%	2,192	28,494	51,548	48,367	11,827	67,483	9	9,031
2.30%	34,447	106,013	183,596	67,754	90,761	523,845	29,716	97,319
2.35%	-	4,013	389,514	80,162	35,677	274,486	106	7,053
2.40%	334,059	115,199	155,841	16,971	21,631	814,448	17,154	112,611
2.45%	18,919	6,109	14,524	2,812	7,170	45,037	655	586
2.50%	141,419	98,383	123,858	45,388	38,512	481,100	25,431	47,342
2.55%	4,514	13,809	45,911	31,035	10,963	152,593	-	-
2.60%	-	-	1,241	-	-	11,032	-	-
2.65%	-	2,485	7,440	3,286	3,509	86,767	-	-
2.70%	-	5,716	45,906	7,026	1,597	13,125	38,375	-
2.75%	647	13,540	4,940	8,991	-	61,424	-	792
2.80%	792	-	1,018	-	-	3,466	-	-
2.85%	15,506	8,867	-	1,370	-	16,951	-	-
2.90%	-	-	4,497	-	-	3,279	-	-
2.95%	-	-	1,095	-	-	-	-	-
3.00%	-	-	27,061	4,292	-	1,781	-	-
3.05%	-	3,068	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$28,854,191	$10,032,682	$31,018,582	$10,590,341	$8,861,804	$95,811,761	$1,164,906	$4,785,099

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
0.40%	$11,905	8,819	12,431	3,021	5,303	12,152	18,612	35
0.60%	2,065	4,691	668	93	-	1,691	13,399	-
0.65%	33,252	15,919	7,796	3,386	4,618	4,312	47,891	-
0.75%	33,776	61,513	24,225	15,130	12,947	27,144	85,933	-
0.80%	23	902	68	-	-	26	203	-
0.85%	85,474	76,418	45,190	17,345	10,076	44,750	102,327	-
0.95%	-	-	-	-	-	-	388	-
1.05%	-	-	-	-	-	1,939	1,714	-
1.10%	955,921	1,179,385	835,303	248,856	241,792	209,970	352,257	-
1.15%	3,634,983	2,947,427	1,626,365	838,397	721,897	990,568	1,748,953	347
1.20%	17,121	38,257	10,027	1,816	7,693	402	1,483	-
1.25%	240,156	223,633	137,079	49,056	65,971	55,777	66,104	-
1.30%	8,982,953	9,670,124	12,593,715	3,631,791	2,998,978	11,080,955	6,267,386	28,695
1.35%	931,287	828,700	357,733	223,857	127,190	186,187	417,578	416
1.40%	12,872	73,260	29,595	49,978	26,978	35,075	13,891	2,051
1.45%	252,415	195,413	106,842	66,805	50,006	36,866	160,939	2,589
1.50%	3,023,534	3,300,813	2,742,760	922,634	735,883	2,030,807	1,762,416	22,388
1.55%	1,943,884	1,761,028	1,014,049	633,355	500,050	315,564	794,313	4,859
1.60%	115,312	472,055	179,149	80,636	80,328	145,371	156,400	36,889
1.65%	351,489	417,309	339,420	91,905	111,169	163,873	224,740	29,007
1.70%	172,617	99,247	32,682	33,688	34,649	22,754	72,866	-
1.75%	9,889,608	8,571,739	5,326,046	2,062,700	1,982,395	3,243,601	5,260,257	14,944
1.80%	82,647	126,149	57,699	34,039	36,639	102,876	21,397	9,559
1.85%	659,660	773,804	1,031,493	372,585	367,717	722,100	441,613	2,090
1.90%	60,824	88,096	64,806	34,672	27,341	49,662	36,604	-
1.95%	2,484,621	2,064,556	1,463,905	649,669	451,414	1,102,286	1,303,214	35,691
2.00%	139,140	183,920	65,115	50,546	31,004	30,141	43,716	-
2.05%	171,531	196,285	312,082	78,266	84,855	174,505	60,741	235
2.10%	336,146	323,822	140,544	53,550	31,027	83,382	204,101	16,835
2.15%	59,302	163,066	85,551	23,856	30,155	41,730	40,470	-
2.20%	563,578	719,566	318,243	159,939	134,229	261,233	316,940	-
2.25%	1,798	26,885	21,172	18,480	4,092	41,345	4,328	-
2.30%	227,824	210,940	145,045	66,056	71,879	84,643	140,765	281
2.35%	5,293	177,234	103,336	39,421	50,071	99,810	7,007	-
2.40%	54,018	83,118	82,153	26,667	16,387	63,025	79,915	3,248
2.45%	896	8,440	7,627	6,470	-	28,824	15,092	1,080
2.50%	82,691	98,405	244,911	42,025	40,463	173,720	73,078	85,575
2.55%	32,971	39,622	16,350	4,919	13,512	10,278	18,099	-
2.60%	-	10,375	1,297	-	-	-	-	-
2.65%	4,393	20,282	14,789	2,625	8,916	2,994	674	-
2.70%	-	10,349	32,978	227	483	9,644	-	-
2.75%	4,537	-	665	6,609	-	406	-	-
2.80%	-	284	-	-	-	-	-	-
2.85%	-	7,188	4,855	6,940	3,540	7,261	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	2,805	1,078	-	1,625	-	7,122	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	673	-	-	-	-	-
3.40%	-	1,876	-	-	-	-	-	-
Totals	$35,665,322	$35,281,992	$29,636,432	$10,653,635	$9,121,647	$21,706,771	$20,377,804	$296,814

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
0.40%	$609	16,772	8,040	13,113	9,722	25	-	-
0.60%	28	2,104	6	102	-	-	-	-
0.65%	-	-	-	-	-	908	-	-
0.75%	-	-	-	-	-	3,294	-	-
0.80%	-	-	-	-	-	402	-	-
0.85%	-	-	-	-	-	5,092	-	-
0.95%	-	-	-	-	-	3,701	-	-
1.05%	-	-	-	-	-	787	-	-
1.10%	-	2,516	3,972	6,661	-	26,234	-	-
1.15%	3,961	251,562	110,053	216,724	77,597	139,453	-	-
1.20%	-	-	-	-	-	1,852	-	-
1.25%	8	470	-	695	317	7,331	600	-
1.30%	52,532	10,306,987	4,702,934	9,455,255	3,926,308	152,400	-	102
1.35%	12,993	96,778	16,616	16,235	11,057	23,780	-	-
1.40%	418	1,078	1,254	854	362	63,130	-	93
1.45%	1,718	7,430	-	1,062	-	21,905	-	-
1.50%	78,722	1,779,967	813,549	1,092,168	561,103	30,668	68	-
1.55%	3,258	40,908	5,156	8,460	3,712	134,882	99	-
1.60%	9,194	42,155	33,863	37,968	27,656	9,074	-	-
1.65%	9,852	235,669	125,730	173,991	73,910	18,286	-	-
1.70%	-	2,587	78	-	-	4,658	-	-
1.75%	11,161	2,310,632	980,506	1,934,410	899,875	216,109	173	-
1.80%	606	64,854	39,462	40,766	31,760	9,159	109	-
1.85%	8,148	871,269	370,017	687,156	330,161	8,239	42	-
1.90%	-	-	1,481	1,051	2,015	2,607	-	-
1.95%	47,850	1,115,595	599,253	855,129	409,705	34,227	-	-
2.00%	97	10,190	8,574	8,026	11,606	5,453	-	-
2.05%	9,418	128,405	70,516	117,021	38,868	2,963	-	-
2.10%	286	55,713	11,072	41,895	7,741	6,853	-	-
2.15%	745	16,103	7,654	3,595	3,596	7,716	487	-
2.20%	4,745	165,766	92,979	84,293	34,553	12,836	-	-
2.25%	-	387	200	128	70	2,370	293	-
2.30%	336	135,741	29,816	65,333	12,471	8,529	-	-
2.35%	-	-	-	-	-	11,465	-	-
2.40%	5,116	135,180	67,644	121,138	34,660	-	-	-
2.45%	-	524	7,739	704	-	61	-	-
2.50%	752	210,484	73,162	74,062	87,219	2,073	-	-
2.55%	97	1,809	666	1,287	1,816	366	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15,273	-	-	277	-	-
2.70%	-	-	-	-	-	568	-	-
2.75%	-	692	30	-	47	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	17,877	18,868	17,697	18,190	-	-	-
2.90%	-	-	-	-	-	151	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$262,650	$18,028,204	$8,216,163	$15,076,979	$6,616,097	$979,884	$1,871	$195

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
0.40%	$-	-	-	-	-	5,676	327	870
0.60%	-	-	-	-	-	530	-	228
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	211	134	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	456	12,219	-	-	-	-	-	-
1.05%	75	337	-	-	-	-	-	-
1.10%	482	2,691	-	-	-	782	-	-
1.15%	5,095	45,348	-	-	-	29,830	-	-
1.20%	54	-	-	-	-	-	-	-
1.25%	1,812	3,758	-	-	-	1,904	-	-
1.30%	5,029	40,573	20,157	5,624	20,496	370,259	-	-
1.35%	1,281	6,460	561	1,029	415	6,328	-	-
1.40%	3,236	11,648	-	-	-	16,189	-	-
1.45%	3,141	8,094	-	-	-	2,307	-	-
1.50%	1,949	9,435	22,563	14,437	19,178	114,737	-	-
1.55%	6,874	20,320	-	-	-	14,472	-	-
1.60%	1,114	460	37,143	1,307	2,332	69,865	-	-
1.65%	-	230	790	547	2,952	14,780	-	-
1.70%	110	12,433	-	-	-	-	-	-
1.75%	5,949	19,914	32,867	17,196	10,586	66,286	-	-
1.80%	683	1,943	6,525	4,339	4,865	51,435	-	-
1.85%	136	1,531	2,467	739	722	26,402	-	-
1.90%	-	4,758	-	-	-	302	-	-
1.95%	700	1,883	34,516	23,686	43,852	72,516	-	-
2.00%	-	142	-	-	-	597	-	-
2.05%	-	2,847	447	-	-	6,953	-	-
2.10%	353	1,106	1,400	81	688	5,525	-	-
2.15%	215	785	547	159	1,393	323	-	-
2.20%	3,196	1,343	1,426	1,736	2,413	6,530	-	-
2.25%	-	-	-	-	2,145	127	-	-
2.30%	3,387	2,258	2,643	6,566	3,361	66	-	-
2.35%	-	8	-	-	-	789	-	-
2.40%	776	-	2,587	13,514	704	32,549	-	-
2.45%	-	-	322	178	954	-	-	-
2.50%	131	-	2,070	1,248	1,035	1,836	-	-
2.55%	-	-	340	-	-	389	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	8,779	4,412	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$46,445	$212,658	$169,371	$92,386	$126,870	$924,696	$327	$1,098

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
0.40%	$1,781	45	1,503	744	7,081	12,828	335	220
0.60%	1,241	264	971	878	2,983	8,253	236	284
0.65%	-	-	-	-	4,146	5,864	-	-
0.75%	-	-	3,304	514	14,435	12,011	-	-
0.80%	-	-	-	8	118	-	-	-
0.85%	-	-	-	1,265	21,161	14,394	-	-
0.95%	-	-	-	-	3,841	2,385	-	-
1.05%	-	-	-	191	5,459	1,796	-	-
1.10%	-	-	400	1,319	42,856	2,585	-	1,339
1.15%	-	-	18,680	7,366	332,713	188,225	-	4,938
1.20%	-	-	-	-	1,083	-	-	-
1.25%	-	-	159	2,348	19,624	4,103	-	369
1.30%	-	-	72,325	34,028	1,962,975	1,774,076	-	35,316
1.35%	-	-	11,422	7,320	85,837	81,840	-	2,835
1.40%	-	-	4,666	3,219	40,875	32,880	-	-
1.45%	-	-	1,268	4,913	39,396	23,584	-	923
1.50%	-	-	137,948	39,518	572,482	714,218	-	50,299
1.55%	-	-	7,983	7,332	243,847	60,530	-	630
1.60%	-	-	70,299	20,657	124,057	256,297	-	12,618
1.65%	-	-	23,172	4,558	74,115	78,062	-	8,231
1.70%	-	-	1,019	720	11,251	7,414	-	-
1.75%	-	-	122,300	39,240	1,017,001	909,305	-	12,401
1.80%	-	-	23,253	3,881	43,875	63,944	-	4,254
1.85%	-	-	5,786	4,867	258,378	238,930	-	2,839
1.90%	-	-	-	-	11,174	3,446	-	-
1.95%	-	-	91,062	29,124	445,664	480,140	-	45,043
2.00%	-	-	4,728	1,376	22,135	9,886	-	974
2.05%	-	-	10,612	4,745	51,432	110,296	-	128
2.10%	-	-	14,268	2,405	49,443	57,798	-	558
2.15%	-	-	1,563	4,015	15,183	25,501	-	1,401
2.20%	-	-	26,095	12,429	90,185	127,834	-	2,032
2.25%	-	-	1,612	100	5,244	3,357	-	316
2.30%	-	-	2,725	9,035	68,636	92,244	-	807
2.35%	-	-	-	-	13,489	12,498	-	-
2.40%	-	-	7,956	3,620	46,096	57,925	-	7,374
2.45%	-	-	-	-	4,505	3,630	-	95
2.50%	-	-	4,696	1,868	16,949	26,420	-	94
2.55%	-	-	2,950	1,250	10,602	16,167	-	34
2.60%	-	-	-	-	-	431	-	-
2.65%	-	-	-	-	2,736	2,270	-	-
2.70%	-	-	-	-	312	596	-	-
2.75%	-	-	1,800	411	1,292	2,720	-	-
2.80%	-	-	16	-	96	-	-	-
2.85%	-	-	-	-	-	506	-	-
2.90%	-	-	-	-	64	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,022	$309	$676,541	$255,264	$5,784,826	$5,527,189	$571	$196,352

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
0.40%	$729	-	-	-	183	950	3,111	394
0.60%	375	112	-	-	350	84	4,512	203
0.65%	-	-	-	-	735	-	675	-
0.75%	-	-	-	-	305	-	6,522	-
0.80%	-	-	-	-	-	-	1,541	-
0.85%	-	-	-	-	81	-	13,266	-
0.95%	-	121	2,005	-	-	-	11,308	-
1.05%	-	226	389	-	-	-	4,163	-
1.10%	-	288	739	-	5,063	-	7,969	-
1.15%	-	8,053	10,219	5,336	11,098	-	182,527	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	1,072	5,816	173	-	-	12,862	-
1.30%	-	-	-	29,830	77,339	-	783,537	-
1.35%	-	1,898	925	3,065	3,639	-	78,317	-
1.40%	-	498	1,012	393	521	-	110,595	-
1.45%	-	2,458	1,100	1,656	718	-	10,211	-
1.50%	-	995	452	47,967	33,113	-	735,951	-
1.55%	-	11,349	7,101	1,568	7,899	-	101,005	-
1.60%	-	2,375	2,394	362	11,927	-	192,310	-
1.65%	-	-	-	1,109	5,465	-	188,925	-
1.70%	-	147	270	-	1,064	-	38,237	-
1.75%	-	4,612	2,446	14,207	43,214	-	368,423	-
1.80%	-	1,366	5,461	5,573	787	-	99,813	-
1.85%	-	461	139	2,469	9,970	-	166,856	-
1.90%	-	332	1,117	-	15	-	7,686	-
1.95%	-	713	1,486	11,884	31,816	-	565,568	-
2.00%	-	35	116	287	300	-	20,972	-
2.05%	-	-	-	1,897	2,684	-	64,323	-
2.10%	-	350	-	1,014	4,107	-	76,883	-
2.15%	-	-	1,995	-	633	-	11,812	-
2.20%	-	-	11	1,786	9,116	-	49,166	-
2.25%	-	-	-	-	-	-	3,446	-
2.30%	-	-	-	60	7,386	-	49,471	-
2.35%	-	-	-	190	1,409	-	2,159	-
2.40%	-	-	-	753	1,147	-	112,421	-
2.45%	-	-	598	-	-	-	3,688	-
2.50%	-	-	-	1,745	1,081	-	25,869	-
2.55%	-	-	-	113	4,602	-	26,142	-
2.60%	-	-	-	-	-	-	351	-
2.65%	-	-	-	25	-	-	7,917	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	20,603	-
2.80%	-	-	-	-	-	-	1,502	-
2.85%	-	-	-	1,627	-	-	4,349	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,104	$37,461	$45,791	$135,089	$277,767	$1,034	$4,176,964	$597

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
0.40%	$456	-	-	-	-	1	-	-
0.60%	1,137	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	1,609	-	-	-	-	82	-	-
0.80%	34	16	1,125	726	-	-	-	-
0.85%	360	-	1,043	-	-	-	-	-
0.95%	268	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	428	-	-	349	-	-	-	-
1.15%	16,109	-	-	2,138	41	75	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	561	-	-	294	1,061	-	-	-
1.30%	84,646	49,968	137,885	93,657	-	1,590	-	3,493
1.35%	9,432	-	-	1,370	810	54	-	-
1.40%	5,132	33,152	57,615	23,728	-	104	662	31
1.45%	428	-	-	132	-	65	-	-
1.50%	75,642	-	-	6,507	-	1,113	-	-
1.55%	3,630	-	-	2,498	-	-	-	-
1.60%	26,797	-	-	1,588	-	198	-	-
1.65%	15,107	-	-	381	-	102	-	-
1.70%	930	-	-	42	-	-	-	-
1.75%	32,960	-	-	2,336	-	-	-	-
1.80%	5,826	-	-	1,509	-	438	-	-
1.85%	14,863	-	-	602	-	371	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	60,320	-	-	871	-	2,914	-	-
2.00%	5,285	-	-	256	-	-	-	-
2.05%	14,127	-	-	8	-	-	-	-
2.10%	4,038	-	-	65	-	-	-	-
2.15%	717	-	-	304	-	-	-	-
2.20%	13,576	-	-	6,390	-	-	-	-
2.25%	129	-	-	-	-	-	-	-
2.30%	6,529	-	-	1,331	-	-	-	-
2.35%	533	-	-	750	-	-	-	-
2.40%	10,125	-	-	17	-	503	-	-
2.45%	278	-	-	-	-	-	-	-
2.50%	2,599	-	-	-	-	-	-	-
2.55%	733	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	392	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	62	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$415,798	$83,136	$197,668	$147,849	$1,912	$7,610	$662	$3,524

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WFVSCG	WFVOG2	AMTP
0.40%	$2,464	-	-
0.60%	3,734	-	-
0.65%	223	-	-
0.75%	877	-	-
0.80%	429	-	-
0.85%	5,548	-	-
0.95%	1,289	-	-
1.05%	3,115	-	-
1.10%	12,871	-	-
1.15%	43,731	-	-
1.20%	-	-	-
1.25%	4,211	-	-
1.30%	257,591	-	-
1.35%	25,257	-	-
1.40%	16,704	133	50
1.45%	7,959	-	-
1.50%	256,722	-	-
1.55%	38,575	-	-
1.60%	60,526	-	-
1.65%	177,125	-	-
1.70%	1,337	-	-
1.75%	198,042	59	-
1.80%	31,556	-	-
1.85%	43,722	-	-
1.90%	1,172	-	-
1.95%	170,922	-	-
2.00%	6,214	-	-
2.05%	22,182	-	-
2.10%	20,465	-	-
2.15%	876	-	-
2.20%	21,711	-	-
2.25%	3,000	-	-
2.30%	24,452	-	-
2.35%	1,958	-	-
2.40%	20,487	-	-
2.45%	114	-	-
2.50%	5,149	-	-
2.55%	5,515	-	-
2.60%	-	-	-
2.65%	248	-	-
2.70%	20	-	-
2.75%	299	-	-
2.80%	-	-	-
2.85%	199	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.40%	-	-	-
Totals	$1,498,591	$192	$50

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $428,008,685 and $439,788,550, respectively, and total transfers from the Separate Account to the fixed account were $148,335,147 and $173,214,080, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For contracts with the Extra Value option, the Company contributed $198 and $26,415 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $12,499,336 and $9,904,390 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For Purchase Payment Credits, the Company contributed $7,196,689 and $6,407,859 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$55,503,922,499	$-	$-	$55,503,922,499

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)	$5,189,817	$3,712,364
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	8,624,237	12,008,786
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	15,297,306	29,992,811
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)	11,460,423	24,091,094
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	1,970,430	4,293,863
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	3,382,577	3,389,056
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)	15,302,240	18,882,579
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	195,693	156,028
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)	1,705,155	1,720,612
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)	1,118,753	1,133,839
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	2,451,974	1,818,034
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	4,032,092	4,355,030
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	723	25,178
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)	5,533,154	4,333,391
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)	504,782	1,017,679
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)	417,711	540,876
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)	464,860	539,638
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)	36,993	102,732

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)	55,786	93,613
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	629,465	571,102
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	660,734	154,747
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	2,339	3,672
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	503,768	1,827,532
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	253,610	394,664
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	22,219,090	18,528,415
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,537	517
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	734	360
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	321,399	112,742
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	1,296,574	3,878,328
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)	6,427	3,886
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	2,227,799	2,964,716
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)	477,123	371,330
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	15,233,556	41,909,090
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	1,835,045	2,122,063
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	24,978,445	25,574,857
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	331,710	1,839
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)	1,163,955	1,124,881
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)	262,571	191,537
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)	50,507,380	69,108,991
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	154,658	59,185
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	431,574	118,561
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)	59,696	123,630
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	17,458	5,005
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)	49,907,457	25,823,928
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)	71,845,539	31,401,333
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)	34,177,999	27,988,678
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)	18,542,440	40,319,587
Schwab Government Money Market Portfolio(TM) (CHSMM)	3,330,680	3,025,813
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	13,190,529	5,254,526
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)	332,786	267,010
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	16,240,378	13,025,208

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	12,703,613	20,398,613
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	35,361	37,246
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	398,043	864,129
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)	911,990	2,361,242
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)	10,508,057	143,700
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	22,555,384	34,571,224
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	746,747	1,147,419
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)	4,335,587	6,898,952
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	5,410,354	11,648,643
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)	178,119,551	13,248,172
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5,011,621	10,232,538
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)	36,756,230	42,363,916
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	706,137	558,368
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)	31,443,647	20,077,386
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	1,053,976	2,233,189
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)	32,311,697	52,031,385
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	2,030,600	1,706,096
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)	8,226,130	7,550,267
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)	193,948,754	30,333,246
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)	25,623,213	46,933,164
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)	49,005,687	50,653,969
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	3,195,475	2,125,671
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)	160,332,702	50,874,399
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	2,169,049	2,341,586
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)	45,363,759	40,724,569
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)	2,768,928	5,681,677
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)	10,589,927	15,998,708
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	848,110	1,043,140
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)	10,473,803	7,238,253
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	11,068,214	6,884,296
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	24,080,441	33,457,161
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)	5,982,211	5,693,093
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)	17,896,545	15,036,779
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	352,062	178,564
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	748,072	1,816,128
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	2,143,863	4,011,561
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	9,374,509	14,499,375
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	10,594,145	9,977,359

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)	339,810	33,100
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	1,315,781	639
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,265,171	2,162,682
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	921,571	2,274,279
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	429,036	656,238
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	11,228,898	11,968,341
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	16,114,324	24,879,095
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	33,789,299	24,553,432
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,180,756	5,588,249
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)	3,217,349	7,485,346
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	17,098,558	6,990,082
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	226,152	497
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	60,265	20,321
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)	1,152,780	1,292,775
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	30,706,988	7,640,887
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)	40,890	31,430
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)	32,336,576	59,071,765
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	2,631,443	442,047
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	22,293,784	31,330,125
The Merger Fund VL - The Merger Fund VL (MGRFV)	7,765	1,107
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)	3,122,700	3,166,125
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	2,811,611	2,890,662
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)	2,096,140	1,555,869
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)	71,555	175,168
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)	36,789	51,749
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)	47,833	97,766
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	2,194	2,899
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)	109	556
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)	9,814	3,927
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	2,172,515	92,143
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	2,806,932	263,504
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	1,016,216	840
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	660,307	558
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	6,037,117	733,487
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	712,004	1,772
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)	135,264,881	11,657,485
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)	364,636,683	16,344,681
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	5,272,165	5,448,740
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)	27,625,193	22,089,975

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	592,878,896	482,875,499
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	349,013,991	220,735,589
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	50,755,225	32,266,421
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	114,411,264	55,255,526
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	565,857,079	167,413,648
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	10,203,120	13,591,655
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	1,337,814	1,955,186
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)	4,521,298	8,009,532
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	1,168,136	2,924,828
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	5,916,829	7,570,785
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	6,553,935	8,230,396
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	8,767,838	8,771,538
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)	316,718	515,789
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)	26,779,360	27,160,352
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	11,483,280	7,654,884
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	188,406,803	203,027,982
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)	284,435,482	304,164,482
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	76,208,637	100,180,102
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	238,394,103	289,540,649
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	40,122,946	41,540,296
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	57,700,986	84,140,999
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	1,468,161	926,923
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)	22,133,444	19,157,760
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)	10,006,481	14,626,021
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	7,411,206	15,006,567
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)	21,069,909	23,019,653
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	61,947,996	92,552,374
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)	336,221	323,078
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)	15,075,396	6,128,328
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	18,419,940	23,017,227
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	141,853,475	133,601,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	129,935,481	165,203,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	92,996,146	128,574,018
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	254,672,646	278,646,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	80,372,541	111,800,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	54,865,987	83,230,220
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	69,676,652	25,530,942
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	164,437,783	225,885,181

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	1,675,834	2,580,565
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)	11,195,008	18,932,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	737,306	298,325
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	19,997,085	7,389,449
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	2,038,614	2,045,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	29,518,260	25,562,970
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	1,125,982	908,393
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	31,417,020	8,710,212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	44,469,245	21,007,306
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	53,876,442	25,391,930
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	133,035	122,446
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	48,433,902	31,928,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	2,428,016	1,358,761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	17,235,521	7,455,332
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	7,986,098	3,623,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	13,556,948	4,828,345
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	7,031,090	7,145,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	7,253,574	5,385,550
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	32,697,161	54,627,687
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	32,099,579	47,625,293
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	103,042,273	45,744,445
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)	113,671,739	51,989,155
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	38,906,521	21,194,206
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)	1,148,295	652,421
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)	63,761,607	12,974,864
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	1,157,690	5,935,929
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)	13,993,963	15,592,085
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	4,244,227	2,523,492
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	8,151,106	1,925,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	95,722,083	64,406,277
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	34,753,813	33,558,351
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	71,004,961	40,562,884
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	39,956,128	29,363,039
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	53,681,714	7,673,658
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	136,328,341	51,662,809

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)	43,791,371	6,453,015
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	5,607,750	15,427,045
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)	4,818	17,711
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	7,705	8,093
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	1,025,913	999,758
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)	3,407	15,013
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	978,341	2,426,520
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)	9,902,353	6,344,529
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)	1,070,871	3,594,560
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)	878,716	2,683,102
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	19,767,450	17,943,903
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)	30,686,526	22,580,537
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	277,391	150,563
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	2,481,247	1,868,320
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)	44,977,114	36,432,590
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	693,472	1,728,003
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)	14,732,510	10,874,689
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	2,859,495	1,816,957
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	365,065	192,858
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)	447,276	1,261,122
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	242,679	5,934
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)	2,358,409	4,040,085
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)	1,342,174	3,059,661
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)	46,239,272	63,897,252
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)	32,892,309	54,089,155
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)	63,837	65,484
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)	3,119,086	2,176,797
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)	28,622	27,670
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	3,164	306
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	30,731,083	11,071,596
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)	136,227	113,956
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)	41,191	30,861
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)	106,440	431,956
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	991,913	2,864,274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	1,209,950	33,953
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	758,784	468,618
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	2,148,086	1,069,588
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	10,498,617	1,138,439
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	2,650,758	431,718
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)	34,519	8,955
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	867	199
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	694,356	1,820,144
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	20,855,075	36,110,166
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	241,574	28,729
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)	9,650,968	10,613,387
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)	93,249	955,779
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	954,779	2,226,703

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	44	1,416,587
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	1,570,899	4,206,690
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)	109,199	76,428
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)	448,231	1,091,821
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	9,757,345	22,035,720
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	8,795	1,022
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)	8,457,949	17,715,636
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)	52,136,068	28,960,365
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)	2,720	13,579
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)	1,395,301	1,655,750
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)	2,673,936	5,388,023
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)	6,065,919	10,128,125
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)	461,366	347,448
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	4,850	3,203
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)	33,531	33,807
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	24,083,567	19,154,889
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)	1,609	11,700
	$7,461,674,803	$5,772,325,946

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2019	0.40%	19,109	$ 16.91	$ 323,129	2.51%	17.73%
2018	0.40%	24,863	14.36	357,099	1.65%	-6.79%
2017	0.40%	30,764	15.41	474,039	1.82%	15.16%
2016	0.40%	40,001	13.38	535,226	1.77%	4.03%
2015	0.40%	40,380	12.86	519,385	2.14%	0.89%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2019	0.95% to 2.20%	127,381	31.00 to 31.11	4,417,884	1.04%	22.44% to 20.89%
2018	0.95% to 2.20%	139,338	25.32 to 25.74	3,972,318	0.74%	-6.74% to -7.93%
2017	0.95% to 2.25%	151,189	27.15 to 27.74	4,646,927	1.21%	17.47% to 15.94%
2016	0.95% to 2.25%	191,288	23.11 to 23.93	5,023,652	0.82%	10.02% to 8.58%
2015	0.95% to 2.25%	223,475	21.01 to 22.04	5,355,148	1.16%	0.46% to -0.86%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	0.40% to 2.05%	138,361	8.96 to 8.72	1,218,872	1.06%	16.32% to 14.40%
2018	1.15% to 1.95%	78,022	7.67 to 7.63	596,866	1.31%	-23.33% to -23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2019	0.60%	4,030	13.40	53,995	2.05%	14.82%
2018	0.60%	4,197	11.67	48,975	1.88%	-7.63%
2017	0.60%	4,267	12.63	53,903	1.89%	13.98%
2016	0.40% to 0.60%	5,166	11.17 to 11.08	57,330	0.86%	3.18% to 2.97%
2015	0.40% to 0.60%	8,584	10.82 to 10.76	92,651	0.89%	-1.49% to -1.68%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2019	1.15% to 2.75%	1,110,926	13.62 to 12.02	14,350,826	1.80%	13.92% to 12.07%
2018	1.15% to 2.75%	1,218,690	11.95 to 10.72	13,924,702	1.57%	-8.42% to -9.91%
2017	1.15% to 2.75%	1,435,565	13.05 to 11.90	18,039,735	1.73%	13.01% to 11.19%
2016	1.15% to 2.75%	1,590,436	11.55 to 10.70	17,765,025	0.58%	2.18% to 0.53%
2015	1.10% to 2.75%	1,778,946	11.32 to 10.65	19,589,104	0.68%	-2.39% to -4.01%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2019	0.40% to 0.60%	33,267	17.93 to 17.69	595,041	0.63%	19.62% to 19.38%
2018	0.40% to 0.60%	46,638	14.99 to 14.82	696,729	0.50%	-15.37% to -15.54%
2017	0.40% to 0.60%	52,066	17.71 to 17.54	918,797	0.45%	12.70% to 12.47%
2016	0.40% to 0.60%	50,194	15.71 to 15.60	786,301	0.47%	24.59% to 24.34%
2015	0.40% to 0.60%	23,874	12.61 to 12.54	300,857	0.73%	-5.86% to -6.05%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2019	0.40% to 2.85%	2,334,269	24.79 to 31.78	98,654,265	0.32%	19.42% to 16.49%
2018	0.40% to 2.85%	2,480,515	20.76 to 27.29	88,375,527	0.22%	-15.64% to -17.72%
2017	0.40% to 2.85%	2,686,124	24.61 to 33.16	114,676,538	0.24%	12.40% to 9.64%
2016	0.40% to 2.85%	2,879,199	21.89 to 30.25	110,645,228	0.36%	24.29% to 21.25%
2015	0.40% to 2.85%	2,884,800	17.61 to 24.95	90,490,876	0.52%	-6.07% to -8.38%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2019	0.95% to 1.05%	10,997	28.87 to 28.39	313,636	0.00%	28.40% to 28.27%
2018	0.95% to 1.05%	14,528	22.48 to 22.14	323,749	0.00%	-8.67% to -8.76%
2017	0.95% to 1.05%	15,407	24.62 to 24.26	376,240	0.00%	27.96% to 27.83%
2016	0.95% to 1.05%	13,340	19.24 to 18.98	254,416	0.00%	-0.47% to -0.57%
2015	0.95% to 1.05%	17,677	19.33 to 19.09	339,556	0.00%	-2.83% to -2.92%
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2019	0.60%	5,727	12.14	69,504	0.00%	39.00%
2018	0.60%	5,727	8.73	50,003	0.00%	-12.69%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2019	0.40%	2,758	8.33	22,970	1.69%	19.93%
2018	0.40%	2,662	6.94	18,486	1.73%	-19.28%
2017	0.40%	2,975	8.60	25,596	2.70%	-1.23%
2016	0.40%	1,359	8.71	11,839	2.99%	40.23%
2015	0.40%	330	6.21	2,050	0.94%	-37.88%	****
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2019	0.40% to 0.60%	181,218	10.40 to 10.26	1,882,070	2.62%	8.72% to 8.50%
2018	0.40% to 0.60%	164,109	9.56 to 9.46	1,567,758	3.24%	-2.96% to -3.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 0.60%	118,106	9.86 to 9.76	1,162,923	3.54%	3.51% to 3.30%
2016	0.40% to 0.60%	44,469	9.52 to 9.45	422,663	2.30%	4.29% to 4.08%
2015	0.40% to 0.60%	33,187	9.13 to 9.08	302,685	2.40%	-2.67% to -2.87%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2019	0.80% to 1.40%	606,322	40.04 to 40.37	26,517,118	1.55%	18.89% to 18.17%
2018	0.80% to 1.40%	685,780	33.68 to 34.16	25,337,419	1.40%	-4.60% to -5.18%
2017	0.80% to 1.40%	753,983	35.31 to 36.03	29,338,342	1.53%	13.00% to 12.32%
2016	0.80% to 1.40%	849,906	31.24 to 32.08	29,397,866	1.57%	6.14% to 5.50%
2015	0.80% to 1.40%	952,327	29.44 to 30.41	31,165,843	1.72%	-3.35% to -3.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.80% to 1.40%	498,774	30.40 to 26.65	13,515,695	2.07%	22.96% to 22.21%
2018	0.80% to 1.40%	578,960	24.72 to 21.81	12,831,751	1.92%	-7.62% to -8.18%
2017	0.80% to 1.40%	610,024	26.76 to 23.75	14,711,679	2.35%	19.52% to 18.80%
2016	0.80% to 1.40%	690,001	22.39 to 19.99	13,995,878	2.36%	12.58% to 11.90%
2015	0.80% to 1.40%	774,518	19.89 to 17.87	14,032,779	2.09%	-6.38% to -6.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
2019	0.95% to 2.40%	107,378	30.44 to 28.56	3,573,215	1.83%	22.57% to 20.78%
2018	0.95% to 2.40%	113,996	24.84 to 23.65	3,108,648	1.67%	-8.08% to -9.43%
2017	0.95% to 2.40%	124,007	27.02 to 26.11	3,694,137	2.10%	19.16% to 17.42%
2016	0.95% to 2.40%	136,268	22.67 to 22.24	3,420,647	2.08%	12.13% to 10.49%
2015	0.95% to 2.40%	161,772	20.22 to 20.13	3,616,427	1.80%	-6.84% to -8.21%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.40% to 2.85%	14,004,669	13.77 to 11.16	197,180,047	2.29%	8.47% to 5.80%
2018	0.40% to 2.85%	16,102,403	12.70 to 10.55	211,026,750	2.83%	-3.21% to -5.60%
2017	0.40% to 2.85%	16,760,938	13.12 to 11.17	229,258,020	2.62%	3.26% to 0.73%
2016	0.40% to 2.85%	16,430,647	12.70 to 11.09	220,038,920	1.83%	3.97% to 1.42%
2015	0.40% to 2.70%	16,784,497	12.22 to 11.16	218,767,491	1.96%	-2.86% to -5.10%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2019	0.40% to 1.40%	399,967	20.10 to 28.07	10,809,320	2.05%	28.63% to 27.34%
2018	0.40% to 1.40%	458,528	15.63 to 22.04	9,755,079	1.41%	-13.19% to -14.06%
2017	0.40% to 1.40%	517,510	18.00 to 25.65	12,924,699	1.53%	11.25% to 10.13%
2016	0.40% to 1.40%	576,317	16.18 to 23.29	13,078,348	1.71%	22.36% to 21.14%
2015	0.40% to 1.40%	424,721	13.22 to 19.23	8,057,157	1.65%	-1.83% to -2.81%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2019	0.40% to 2.85%	5,000,394	30.50 to 26.62	160,894,132	1.91%	28.48% to 25.32%
2018	0.40% to 2.85%	5,609,467	23.74 to 21.24	141,799,223	1.27%	-13.31% to -15.46%
2017	0.40% to 2.85%	6,044,690	27.38 to 25.12	178,366,410	1.38%	11.02% to 8.30%
2016	0.40% to 2.85%	6,722,132	24.66 to 23.20	180,219,498	1.56%	22.23% to 19.23%
2015	0.40% to 2.85%	5,648,494	20.18 to 19.46	125,755,186	1.52%	-1.97% to -4.38%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2019	0.40% to 0.60%	13,318	11.17 to 11.14	148,449	2.70%	17.15% to 16.91%
2018	0.40% to 0.60%	12,383	9.54 to 9.53	118,006	1.48%	-4.61% to -4.74%	****
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2019	0.40% to 0.60%	48,970	11.24 to 11.20	549,737	2.10%	20.55% to 20.31%
2018	0.40% to 0.60%	22,264	9.32 to 9.31	207,323	1.57%	-6.76% to -6.89%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2019	0.40% to 0.60%	50,587	10.42 to 10.39	525,622	1.31%	22.18% to 21.93%
2018	0.40% to 0.60%	41,884	8.53 to 8.52	356,821	1.40%	-14.71% to -14.83%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2019	0.60%	47,375	11.38	539,073	0.00%	30.46%
2018	0.60%	16,712	8.72	145,761	0.00%	-12.77%	****
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2019	1.30%	49,615	218.98	10,864,364	0.99%	29.41%
2018	1.30%	54,721	169.22	9,259,805	0.66%	-1.32%
2017	1.30%	62,814	171.48	10,771,585	0.67%	26.96%
2016	1.30%	82,124	135.07	11,092,388	0.99%	8.34%
2015	1.30%	92,503	124.67	11,532,578	0.80%	5.73%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2019	1.30%	7,182	69.44	498,748	6.45%	11.38%
2018	1.30%	6,474	62.35	403,644	5.17%	-3.43%
2017	1.30%	11,741	64.56	757,997	6.21%	5.86%
2016	1.30%	13,960	60.99	851,416	6.41%	16.30%
2015	1.30%	13,269	52.44	695,779	5.38%	-8.15%
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2019	0.40% to 2.85%	48,793,019	15.25 to 12.92	751,824,542	2.33%	17.51% to 14.62%
2018	0.40% to 2.85%	52,660,875	12.98 to 11.27	698,288,757	1.34%	-5.28% to -7.62%
2017	0.40% to 2.85%	57,113,592	13.70 to 12.20	808,276,400	0.77%	14.35% to 11.54%
2016	0.40% to 2.85%	60,059,364	11.98 to 10.94	751,684,583	1.32%	6.85% to 4.23%
2015	0.40% to 2.75%	63,474,141	11.21 to 10.52	752,011,702	1.49%	-1.47% to -3.79%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2019	1.30%	16,091	37.50	603,338	2.18%	4.32%
2018	1.30%	17,972	35.94	645,953	2.01%	-0.41%
2017	1.30%	18,957	36.09	684,134	1.53%	0.51%
2016	1.30%	19,599	35.91	703,758	1.59%	0.12%
2015	1.30%	21,051	35.86	754,989	1.59%	0.61%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2019	0.40% to 2.85%	16,520,109	15.43 to 13.74	242,401,136	1.83%	26.95% to 23.83%
2018	0.40% to 2.85%	17,237,659	12.15 to 11.09	201,391,321	1.72%	-7.79% to -10.07%
2017	0.40% to 2.85%	18,794,597	13.18 to 12.33	240,731,201	1.58%	16.03% to 13.18%
2016	0.40% to 2.85%	17,052,613	11.36 to 10.90	190,253,960	1.79%	15.60% to 12.76%
2015	0.40% to 2.50%	6,235,745	9.83 to 9.69	60,821,673	1.38%	-1.73% to -3.12%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2019	0.40% to 2.55%	4,274,867	11.39 to 11.11	49,951,526	5.18%	14.40% to 11.93%
2018	0.40% to 2.55%	2,224,850	9.96 to 9.93	22,899,633	5.18%	-3.28% to -5.38%
2017	0.40% to 2.55%	2,888,766	10.30 to 10.49	31,168,746	5.00%	2.98% to 4.36%
2016	1.15% to 2.50%	1,270,873	10.29 to 10.06	12,972,988	5.17%	11.52% to 10.01%
2015	1.15% to 2.50%	472,591	9.23 to 9.15	4,345,939	2.87%	-7.70% to -8.55%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2019	0.40% to 2.85%	33,610,292	11.11 to 9.89	356,599,362	2.61%	8.71% to 6.04%
2018	0.40% to 2.85%	30,210,417	10.22 to 9.33	297,633,981	2.47%	-1.12% to -3.57%
2017	0.40% to 2.85%	24,686,644	10.34 to 9.67	248,305,125	2.23%	2.79% to 0.27%
2016	0.40% to 2.85%	16,323,965	10.06 to 9.65	161,297,863	1.76%	2.05% to -0.45%
2015	0.40% to 2.50%	6,186,106	9.86 to 9.72	60,516,404	0.94%	-1.45% to -2.84%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2019	0.40% to 2.85%	18,748,962	20.13 to 15.43	330,200,800	1.25%	17.28% to 14.40%
2018	0.40% to 2.85%	20,772,328	17.16 to 13.49	315,810,502	0.84%	-7.95% to -10.23%
2017	0.40% to 2.85%	22,494,782	18.64 to 15.03	375,898,088	1.27%	13.25% to 10.48%
2016	0.40% to 2.85%	23,713,308	16.46 to 13.60	354,185,101	1.19%	3.39% to 0.85%
2015	0.40% to 2.85%	25,726,229	15.92 to 13.49	375,967,713	1.09%	-1.40% to -3.82%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2019	0.40% to 2.85%	2,526,416	14.02 to 12.17	33,137,075	0.40%	19.38% to 16.44%
2018	0.40% to 2.85%	2,557,928	11.74 to 10.46	28,395,977	0.34%	-16.02% to -18.10%
2017	0.40% to 2.85%	2,675,080	13.99 to 12.77	35,765,531	0.84%	14.58% to 11.77%
2016	0.40% to 2.85%	2,569,957	12.21 to 11.42	30,355,510	0.81%	14.74% to 11.93%
2015	0.40% to 2.85%	2,257,127	10.64 to 10.20	23,521,160	0.34%	-2.91% to -5.29%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.40% to 2.55%	1,588,614	28.96 to 40.71	68,693,857	0.91%	21.72% to 19.10%
2018	0.40% to 2.55%	1,815,204	23.79 to 34.18	64,943,534	0.82%	-9.34% to -11.31%
2017	0.40% to 2.55%	2,016,378	26.24 to 38.54	80,553,584	0.68%	11.95% to 9.55%
2016	0.40% to 2.95%	2,464,385	23.44 to 30.66	89,216,990	0.92%	25.22% to 22.03%
2015	0.40% to 2.95%	2,597,922	18.72 to 25.13	76,264,013	0.76%	-2.72% to -5.21%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.80% to 1.40%	2,915,046	67.92 to 75.23	223,546,554	1.71%	30.13% to 29.35%
2018	0.80% to 1.40%	3,296,757	52.20 to 58.16	195,315,563	1.64%	-5.40% to -5.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.80% to 1.40%	3,700,488	55.18 to 61.86	232,999,693	1.70%	20.57% to 19.84%
2016	0.80% to 1.40%	4,105,599	45.76 to 51.62	215,623,442	2.00%	10.82% to 10.15%
2015	0.80% to 1.40%	4,605,478	41.30 to 46.86	219,443,889	1.81%	0.30% to -0.31%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2019	0.40% to 2.55%	3,569,193	26.60 to 32.58	134,065,977	1.46%	30.32% to 27.51%
2018	0.40% to 2.55%	4,135,263	20.41 to 25.55	120,440,859	1.39%	-5.24% to -7.29%
2017	0.40% to 2.55%	4,741,553	21.54 to 27.57	147,798,113	1.45%	20.73% to 18.13%
2016	0.40% to 2.65%	5,448,421	17.84 to 23.00	141,923,286	1.75%	11.00% to 8.50%
2015	0.40% to 2.65%	6,053,900	16.07 to 21.20	144,118,066	1.54%	0.46% to -1.80%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2019	0.80% to 1.40%	660,931	48.95 to 55.15	38,768,298	1.47%	33.28% to 32.48%
2018	0.80% to 1.40%	729,093	36.73 to 41.63	32,262,621	1.80%	-5.17% to -5.75%
2017	0.80% to 1.40%	811,429	38.73 to 44.17	38,057,925	1.16%	14.41% to 13.72%
2016	0.80% to 1.40%	917,419	33.85 to 38.84	37,838,359	1.31%	9.49% to 8.83%
2015	0.80% to 1.40%	1,041,694	30.92 to 35.68	39,423,748	1.07%	-3.97% to -4.55%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.80% to 1.40%	747,557	41.20 to 35.95	27,383,863	1.17%	35.01% to 34.19%
2018	0.80% to 1.40%	835,497	30.52 to 26.79	22,786,540	1.26%	-7.60% to -8.16%
2017	0.80% to 1.40%	883,156	33.03 to 29.17	26,202,804	1.33%	26.32% to 25.56%
2016	0.80% to 1.40%	997,558	26.15 to 23.24	23,553,895	1.63%	7.04% to 6.40%
2015	0.80% to 1.40%	1,207,976	24.43 to 21.84	26,784,876	1.69%	-3.25% to -3.83%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2019	0.40% to 2.75%	2,761,476	25.45 to 25.98	92,162,383	0.93%	35.24% to 32.05%
2018	0.40% to 2.75%	3,195,645	18.82 to 19.68	79,876,330	1.01%	-7.48% to -9.67%
2017	0.40% to 2.75%	3,794,414	20.34 to 21.78	103,566,423	1.08%	26.50% to 23.53%
2016	0.40% to 2.75%	4,453,762	16.08 to 17.64	97,160,288	1.39%	7.20% to 4.68%
2015	0.40% to 2.75%	5,048,905	15.00 to 16.85	104,183,974	1.45%	-3.10% to -5.39%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2019	0.95% to 2.25%	33,308	21.87 to 22.58	839,641	0.00%	20.34% to 18.76%
2018	0.95% to 2.25%	37,666	18.18 to 19.01	796,999	0.00%	-20.06% to -21.12%
2017	0.95% to 2.25%	37,554	22.74 to 24.10	994,850	0.00%	23.19% to 21.58%
2016	0.95% to 2.25%	35,835	18.46 to 19.82	798,650	0.00%	15.68% to 14.17%
2015	0.95% to 2.25%	50,639	15.95 to 17.36	965,449	0.00%	-3.45% to -4.72%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2019	0.80% to 1.40%	396,354	38.58 to 33.55	13,545,644	1.08%	28.09% to 27.31%
2018	0.80% to 1.40%	442,636	30.12 to 26.35	11,870,241	0.80%	-5.45% to -6.03%
2017	0.80% to 1.40%	494,849	31.85 to 28.04	14,109,751	0.74%	18.75% to 18.04%
2016	0.80% to 1.40%	536,200	26.82 to 23.76	12,939,798	1.20%	9.15% to 8.50%
2015	0.80% to 1.40%	615,539	24.57 to 21.90	13,679,890	0.85%	0.77% to 0.16%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2019	0.75% to 1.35%	539,381	9.76 to 9.70	5,397,812	1.90%	1.15% to 0.54%
2018	0.75% to 1.35%	514,302	9.65 to 9.64	5,092,814	1.56%	0.75% to 0.14%
2017	0.75% to 1.35%	503,857	9.57 to 9.63	4,939,541	0.45%	-0.31% to -0.91%
2016	0.75% to 1.35%	561,907	9.60 to 9.72	5,537,570	0.01%	-0.74% to -1.33%
2015	0.75% to 1.35%	917,962	9.67 to 9.85	9,048,033	0.01%	-0.74% to -1.34%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2019	0.40% to 2.40%	1,015,022	11.40 to 10.79	11,255,887	5.41%	16.06% to 13.73%
2018	0.40% to 1.95%	299,403	9.82 to 9.57	2,889,165	5.81%	-4.38% to -5.88%
2017	0.40% to 1.95%	172,298	10.27 to 10.16	1,756,327	0.74%	2.69% to 1.63%	****
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2019	0.40% to 0.60%	138,474	19.39 to 19.13	2,679,199	1.42%	19.12% to 18.88%
2018	0.40% to 0.60%	145,302	16.28 to 16.10	2,361,387	1.25%	-3.39% to -3.58%
2017	0.40% to 0.60%	92,725	16.85 to 16.69	1,560,377	1.14%	13.08% to 12.86%
2016	0.40% to 0.60%	57,268	14.90 to 14.79	851,827	1.67%	13.86% to 13.64%
2015	0.40% to 0.60%	48,681	13.09 to 13.02	636,020	1.68%	-1.04% to -1.24%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.40% to 2.85%	3,517,430	18.45 to 15.63	60,032,877	0.81%	27.21% to 24.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 2.85%	3,576,288	14.50 to 12.59	48,434,785	0.61%	-17.28% to -19.33%
2017	0.40% to 2.85%	3,677,512	17.53 to 15.61	60,821,422	0.64%	11.31% to 8.58%
2016	0.40% to 2.85%	3,789,125	15.75 to 14.38	56,943,567	0.62%	30.56% to 27.36%
2015	0.40% to 2.85%	2,546,750	12.06 to 11.29	29,685,190	0.48%	-6.84% to -9.13%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2019	0.40% to 2.75%	6,274,991	11.88 to 10.19	68,892,705	4.32%	6.65% to 4.13%
2018	0.40% to 2.80%	7,168,898	11.14 to 9.76	74,685,303	3.81%	-0.49% to -2.90%
2017	0.40% to 2.80%	5,278,077	11.19 to 10.05	55,869,738	3.27%	3.03% to 0.55%
2016	0.40% to 2.80%	4,327,808	10.86 to 10.00	44,989,788	3.44%	8.51% to 5.90%
2015	0.40% to 2.80%	2,619,558	10.01 to 9.44	25,354,740	3.34%	-1.39% to -3.76%
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
2019	0.95% to 2.25%	54,311	10.77 to 10.58	580,982	1.95%	18.78% to 17.22%
2018	0.95% to 2.25%	54,758	9.07 to 9.02	495,556	0.00%	-9.34% to -9.78%	****
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.80% to 1.40%	278,446	18.85 to 16.94	4,775,752	3.00%	8.57% to 7.91%
2018	0.80% to 1.40%	311,338	17.36 to 15.69	4,947,178	3.14%	-1.39% to -1.99%
2017	0.80% to 1.40%	372,687	17.61 to 16.01	6,037,666	3.29%	3.21% to 2.58%
2016	0.80% to 1.40%	400,313	17.06 to 15.61	6,315,618	3.66%	3.00% to 2.37%
2015	0.80% to 1.40%	471,546	16.57 to 15.25	7,258,448	3.94%	-1.04% to -1.64%
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
2019	0.95% to 2.30%	1,054,260	16.29 to 12.96	15,764,545	2.71%	8.13% to 6.66%
2018	0.95% to 2.30%	1,167,224	15.06 to 12.15	16,238,610	2.89%	-1.73% to -3.08%
2017	0.95% to 2.30%	1,339,808	15.33 to 12.54	19,075,645	2.91%	2.77% to 1.37%
2016	0.95% to 2.30%	1,344,546	14.92 to 12.37	18,716,854	3.45%	2.55% to 1.16%
2015	0.95% to 2.40%	1,625,167	14.55 to 12.07	22,156,400	3.68%	-1.39% to -2.83%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2019	0.40% to 2.50%	759,030	10.67 to 10.30	7,957,750	1.49%	28.68% to 25.96%
2018	0.40% to 2.40%	328,114	8.30 to 8.18	2,703,388	1.00%	-17.05% to -18.17%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2019	0.40% to 2.40%	271,824	23.85 to 38.13	11,083,422	0.28%	30.75% to 28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2019	0.80% to 1.40%	3,079,159	52.43 to 60.55	274,799,594	1.98%	26.42% to 25.66%
2018	0.80% to 1.40%	3,475,394	41.47 to 48.19	245,554,682	2.20%	-9.03% to -9.58%
2017	0.80% to 1.40%	3,943,755	45.59 to 53.30	307,066,645	1.66%	11.99% to 11.32%
2016	0.80% to 1.40%	4,425,270	40.71 to 47.88	310,251,218	2.26%	17.08% to 16.37%
2015	0.80% to 1.40%	4,910,640	34.77 to 41.14	295,801,186	3.08%	-4.73% to -5.31%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2019	1.10% to 2.30%	126,904	43.11 to 35.08	5,186,100	1.42%	32.62% to 31.02%
2018	1.10% to 2.30%	151,463	32.50 to 26.78	4,688,603	0.71%	-18.41% to -19.41%
2017	1.10% to 2.30%	167,647	39.84 to 33.22	6,375,684	1.22%	17.78% to 16.35%
2016	1.10% to 2.30%	185,111	33.82 to 28.55	5,994,904	0.86%	8.07% to 6.77%
2015	1.10% to 2.30%	214,890	31.30 to 26.74	6,448,388	0.83%	-4.26% to -5.42%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2019	0.80% to 1.40%	912,609	27.74 to 27.65	37,080,785	5.04%	14.18% to 13.49%
2018	0.80% to 1.40%	1,021,563	24.30 to 24.36	36,277,118	5.39%	-4.06% to -4.65%
2017	0.80% to 1.40%	1,174,888	25.33 to 25.55	43,810,042	5.12%	6.08% to 5.44%
2016	0.80% to 1.40%	1,334,870	23.88 to 24.23	47,252,928	5.23%	13.69% to 13.01%
2015	0.80% to 1.40%	1,461,345	21.00 to 21.44	45,774,754	6.64%	-4.40% to -4.98%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2019	0.80% to 1.40%	1,652,739	38.55 to 34.92	87,683,449	1.72%	17.30% to 16.59%
2018	0.80% to 1.40%	1,862,553	32.86 to 29.95	84,524,118	1.62%	-6.11% to -6.68%
2017	0.80% to 1.40%	2,119,632	35.00 to 32.09	102,572,613	1.83%	13.19% to 12.51%
2016	0.80% to 1.40%	2,380,437	30.92 to 28.53	102,224,912	1.42%	2.25% to 1.63%
2015	0.80% to 1.40%	2,678,898	30.24 to 28.07	113,107,245	1.52%	-0.66% to -1.26%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2019	0.40% to 2.55%	46,535,382	14.28 to 13.19	641,316,929	1.68%	23.62% to 20.95%
2018	0.40% to 2.55%	35,320,687	11.56 to 10.90	397,518,598	1.43%	-4.83% to -6.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.55%	25,845,784	12.14 to 11.71	308,637,826	1.58%	15.65% to 13.16%
2016	0.40% to 2.55%	9,413,350	10.50 to 10.35	98,141,707	2.37%	4.98% to 3.48%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.40% to 2.75%	4,651,695	13.56 to 11.17	61,177,730	1.78%	9.38% to 6.80%
2018	0.40% to 2.85%	5,084,672	12.39 to 10.31	61,635,703	0.68%	-25.07% to -26.93%
2017	0.40% to 2.85%	5,387,615	16.54 to 14.11	88,249,043	1.38%	-3.16% to -5.54%
2016	0.40% to 2.85%	6,156,581	17.08 to 14.94	105,222,917	0.53%	32.97% to 29.71%
2015	0.40% to 2.85%	5,226,773	12.84 to 11.52	68,031,516	0.98%	-21.07% to -23.01%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2019	0.40% to 2.85%	9,856,666	20.47 to 23.04	301,831,977	1.80%	26.60% to 23.49%
2018	0.40% to 2.85%	10,753,975	16.17 to 18.66	262,934,686	2.04%	-8.90% to -11.16%
2017	0.40% to 2.85%	11,450,750	17.75 to 21.00	310,924,395	1.48%	12.20% to 9.45%
2016	0.40% to 2.85%	12,175,654	15.82 to 19.19	298,244,400	2.19%	17.24% to 14.36%
2015	0.40% to 2.75%	12,561,654	13.49 to 17.00	265,722,172	3.10%	-4.62% to -6.87%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.80% to 1.40%	286,639	18.82 to 17.32	5,019,968	2.00%	15.07% to 14.38%
2018	0.80% to 1.40%	290,998	16.35 to 15.14	4,451,599	1.50%	-4.88% to -5.45%
2017	0.80% to 1.40%	300,966	17.19 to 16.02	4,866,546	1.43%	12.09% to 11.41%
2016	0.80% to 1.40%	332,315	15.34 to 14.38	4,819,054	1.32%	4.44% to 3.81%
2015	0.80% to 1.40%	392,304	14.69 to 13.85	5,477,136	1.75%	-1.11% to -1.71%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2019	1.10% to 2.85%	14,119,750	19.52 to 15.03	261,631,240	1.93%	14.48% to 12.45%
2018	1.10% to 2.85%	14,151,513	17.05 to 13.36	229,497,836	1.40%	-5.32% to -7.01%
2017	1.10% to 2.85%	14,831,606	18.01 to 14.37	254,752,150	1.31%	11.56% to 9.59%
2016	1.10% to 2.85%	15,269,426	16.15 to 13.11	235,592,461	1.32%	4.08% to 2.24%
2015	1.10% to 2.85%	14,703,373	15.51 to 12.82	218,655,371	1.66%	-1.62% to -3.37%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.80% to 1.40%	466,941	19.63 to 18.06	8,546,905	1.84%	19.05% to 18.33%
2018	0.80% to 1.40%	567,701	16.49 to 15.27	8,772,921	1.42%	-6.73% to -7.30%
2017	0.80% to 1.40%	568,630	17.68 to 16.47	9,470,434	1.37%	15.54% to 14.84%
2016	0.80% to 1.40%	661,082	15.30 to 14.34	9,578,552	1.41%	5.20% to 4.56%
2015	0.80% to 1.40%	720,167	14.54 to 13.71	9,968,924	1.63%	-1.16% to -1.76%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2019	1.10% to 2.70%	20,113,617	21.33 to 16.79	407,782,827	1.75%	18.56% to 16.64%
2018	1.10% to 2.70%	22,418,899	17.99 to 14.40	384,262,576	1.23%	-7.12% to -8.63%
2017	1.10% to 2.70%	25,198,593	19.37 to 15.76	466,403,044	1.25%	14.99% to 13.13%
2016	1.10% to 2.70%	27,398,493	16.84 to 13.93	442,273,630	1.26%	4.64% to 2.95%
2015	1.10% to 2.70%	29,292,814	16.10 to 13.53	453,277,086	1.57%	-1.55% to -3.15%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2019	0.80% to 1.40%	694,267	21.06 to 19.39	13,652,092	1.95%	23.38% to 22.63%
2018	0.80% to 1.40%	707,650	17.07 to 15.81	11,335,210	1.23%	-8.63% to -9.18%
2017	0.80% to 1.40%	760,388	18.68 to 17.41	13,393,745	1.38%	19.85% to 19.13%
2016	0.80% to 1.40%	696,503	15.59 to 14.61	10,286,080	1.39%	5.67% to 5.03%
2015	0.80% to 1.40%	705,477	14.75 to 13.91	9,908,634	1.60%	-1.13% to -1.73%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2019	1.10% to 2.60%	3,255,605	23.53 to 18.80	71,170,340	1.76%	22.75% to 20.89%
2018	1.10% to 2.60%	3,356,498	19.17 to 15.56	59,866,335	1.10%	-9.07% to -10.46%
2017	1.10% to 2.60%	3,607,721	21.08 to 17.37	71,079,052	1.18%	19.37% to 17.57%
2016	1.10% to 2.60%	3,573,631	17.66 to 14.78	59,111,399	1.21%	5.21% to 3.62%
2015	1.10% to 2.60%	3,821,754	16.79 to 14.26	60,383,526	1.49%	-1.62% to -3.12%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2019	0.40% to 2.75%	35,508,567	15.37 to 14.08	526,717,527	3.34%	29.16% to 26.12%
2018	0.40% to 2.55%	26,122,667	11.90 to 11.23	302,916,510	0.17%	-9.56% to -11.52%
2017	0.40% to 2.75%	20,434,676	13.16 to 12.65	264,509,037	1.42%	16.15% to 13.41%
2016	0.40% to 2.55%	7,451,209	11.33 to 11.17	83,839,229	3.02%	13.30% to 11.68%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2019	0.80% to 1.40%	2,727,202	62.65 to 75.59	413,039,306	0.26%	33.24% to 32.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	3,027,532	47.02 to 57.08	346,280,311	0.24%	-0.97% to -1.57%
2017	0.80% to 1.40%	3,340,796	47.49 to 57.99	387,075,042	0.22%	34.06% to 33.25%
2016	0.80% to 1.40%	3,707,233	35.42 to 43.52	322,445,498	0.04%	0.00% to -0.61%
2015	0.80% to 1.40%	4,110,706	35.42 to 43.79	360,043,045	0.25%	6.32% to 5.67%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2019	0.40% to 2.85%	10,118,386	27.64 to 31.79	426,825,480	0.06%	33.44% to 30.16%
2018	0.40% to 2.85%	10,652,368	20.71 to 24.43	340,382,189	0.04%	-0.83% to -3.29%
2017	0.40% to 2.85%	11,129,767	20.89 to 25.26	363,610,124	0.08%	34.28% to 30.99%
2016	0.40% to 2.85%	10,698,404	15.56 to 19.28	263,952,403	0.00%	0.15% to -2.31%
2015	0.40% to 2.85%	11,626,758	15.53 to 19.74	289,710,026	0.04%	6.48% to 3.86%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.80% to 1.40%	884,903	17.26 to 15.60	13,995,244	2.73%	8.70% to 8.05%
2018	0.80% to 1.40%	827,555	15.88 to 14.44	12,108,294	2.35%	-1.43% to -2.03%
2017	0.80% to 1.40%	923,643	16.11 to 14.74	13,777,172	2.29%	3.33% to 2.70%
2016	0.80% to 1.40%	976,988	15.59 to 14.35	14,182,006	2.16%	3.79% to 3.17%
2015	0.80% to 1.40%	1,099,872	15.02 to 13.91	15,458,390	2.46%	-1.50% to -2.10%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2019	0.40% to 2.90%	51,919,394	15.48 to 11.78	814,933,908	2.68%	8.97% to 6.23%
2018	0.40% to 2.90%	45,562,385	14.21 to 11.09	660,950,999	2.42%	-1.19% to -3.68%
2017	0.40% to 2.90%	39,490,721	14.38 to 11.52	583,048,112	2.45%	3.58% to 0.98%
2016	0.40% to 2.95%	27,826,362	13.88 to 11.32	396,568,544	2.42%	4.06% to 1.40%
2015	0.40% to 2.95%	23,352,303	13.34 to 11.17	321,188,665	2.31%	-1.25% to -3.77%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.80% to 1.40%	763,210	23.30 to 21.45	16,586,396	0.78%	22.36% to 21.62%
2018	0.80% to 1.40%	857,905	19.04 to 17.63	15,313,495	0.55%	-15.33% to -15.84%
2017	0.80% to 1.40%	925,175	22.49 to 20.95	19,602,619	0.61%	19.74% to 19.02%
2016	0.80% to 1.40%	1,019,717	18.78 to 17.61	18,135,498	0.40%	11.22% to 10.55%
2015	0.80% to 1.40%	1,253,696	16.89 to 15.93	20,145,896	0.38%	-2.29% to -2.88%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2019	0.40% to 2.85%	5,073,669	21.84 to 36.86	235,309,401	0.67%	22.68% to 19.66%
2018	0.40% to 2.85%	5,517,742	17.80 to 30.80	210,606,589	0.39%	-15.11% to -17.22%
2017	0.40% to 2.85%	6,276,254	20.97 to 37.21	285,514,647	0.48%	20.06% to 17.11%
2016	0.40% to 2.85%	6,995,968	17.47 to 31.77	268,401,986	0.31%	11.48% to 8.74%
2015	0.40% to 2.85%	7,545,203	15.67 to 29.22	262,402,784	0.25%	-2.02% to -4.43%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2019	0.80% to 1.40%	1,360,073	32.27 to 30.32	52,207,197	1.70%	26.74% to 25.98%
2018	0.80% to 1.40%	1,502,540	25.46 to 24.07	45,713,821	1.51%	-15.49% to -16.01%
2017	0.80% to 1.40%	1,652,970	30.13 to 28.65	59,795,515	1.40%	29.25% to 28.47%
2016	0.80% to 1.40%	1,852,149	23.31 to 22.30	52,046,563	1.37%	-5.82% to -6.39%
2015	0.80% to 1.40%	2,102,387	24.75 to 23.83	63,136,573	1.46%	2.80% to 2.17%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2019	0.40% to 2.85%	3,623,703	12.36 to 21.90	97,597,749	1.49%	26.99% to 23.87%
2018	0.40% to 2.85%	3,960,462	9.73 to 17.68	85,113,347	1.37%	-15.40% to -17.49%
2017	0.40% to 2.85%	3,943,518	11.51 to 21.43	101,398,519	1.22%	29.47% to 26.30%
2016	0.40% to 2.85%	3,994,427	8.89 to 16.97	80,353,147	1.26%	-5.65% to -7.96%
2015	0.40% to 2.85%	4,070,933	9.42 to 18.44	87,655,046	1.68%	-5.82% to 0.35%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.80% to 1.40%	130,997	32.46 to 29.16	3,882,954	1.55%	33.22% to 32.41%
2018	0.80% to 1.40%	152,249	24.37 to 22.02	3,400,823	0.86%	-18.00% to -18.50%
2017	0.80% to 1.40%	169,584	29.71 to 27.02	4,643,897	1.37%	18.26% to 17.55%
2016	0.80% to 1.40%	194,874	25.12 to 22.99	4,535,225	1.00%	8.61% to 7.95%
2015	0.80% to 1.40%	221,601	23.13 to 21.29	4,774,145	0.98%	-3.83% to -4.41%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2019	0.40% to 2.40%	666,837	14.81 to 12.94	9,190,357	1.61%	22.46% to 20.00%
2018	0.40% to 2.50%	412,769	12.10 to 10.72	4,725,026	3.46%	-6.83% to -8.81%
2017	0.40% to 2.50%	175,387	12.98 to 11.75	2,194,349	2.28%	3.36% to 1.18%
2016	0.40% to 0.60%	67,558	12.56 to 12.47	844,472	1.48%	5.04% to 4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	60,710	11.96 to 11.89	723,669	1.66%	3.07% to 2.87%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.40% to 2.85%	13,162,556	24.86 to 14.95	234,316,579	5.37%	15.59% to 12.75%
2018	0.40% to 2.85%	14,462,828	21.51 to 13.26	225,356,300	4.80%	-4.69% to -7.05%
2017	0.40% to 2.85%	16,047,838	22.57 to 14.27	264,473,144	4.16%	9.24% to 6.56%
2016	0.40% to 2.85%	17,118,771	20.66 to 13.39	261,593,923	4.83%	13.57% to 10.78%
2015	0.40% to 2.85%	17,158,069	18.19 to 12.08	234,757,036	4.70%	-7.43% to -9.70%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2019	0.95% to 2.50%	884,745	35.18 to 32.55	34,343,613	1.25%	28.00% to 26.00%
2018	0.95% to 2.50%	1,023,109	27.49 to 25.83	31,155,968	1.28%	-5.98% to -7.46%
2017	0.95% to 2.50%	1,134,416	29.24 to 27.91	36,931,800	1.52%	19.42% to 17.55%
2016	0.95% to 2.65%	1,368,599	24.48 to 23.24	37,504,818	1.38%	14.94% to 12.98%
2015	0.95% to 2.65%	1,656,734	21.30 to 20.57	39,660,982	1.44%	-4.56% to -6.20%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2019	0.40% to 2.90%	1,819,674	25.84 to 31.92	78,816,890	1.06%	25.84% to 22.68%
2018	0.40% to 2.90%	2,065,774	20.53 to 26.02	71,681,277	0.90%	-13.23% to -15.42%
2017	0.40% to 2.90%	2,409,787	23.66 to 30.76	97,555,065	0.51%	10.21% to 7.45%
2016	0.40% to 2.95%	2,890,770	21.47 to 28.43	107,210,709	0.81%	29.67% to 26.36%
2015	0.40% to 2.95%	3,333,199	16.56 to 22.50	96,723,877	0.63%	-7.76% to -10.12%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2019	0.40% to 0.60%	92,937	15.38 to 15.17	1,423,693	1.65%	23.87% to 23.62%
2018	0.40% to 0.60%	90,901	12.41 to 12.27	1,125,008	2.45%	-11.57% to -11.75%
2017	0.40% to 0.60%	79,914	14.04 to 13.91	1,119,413	1.78%	8.16% to 7.95%
2016	0.40% to 0.60%	60,134	12.98 to 12.88	778,908	1.83%	11.73% to 11.50%
2015	0.40% to 0.60%	55,378	11.62 to 11.55	642,479	3.12%	-4.04% to -4.23%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.80% to 2.50%	795,837	12.74 to 11.55	9,772,585	1.01%	25.68% to 23.53%
2018	0.80% to 2.50%	889,456	10.14 to 9.35	8,750,560	0.87%	-16.47% to -17.91%
2017	0.80% to 2.50%	1,248,611	12.14 to 11.39	14,799,798	1.00%	39.29% to 36.91%
2016	0.80% to 2.65%	1,166,947	8.71 to 8.29	9,987,139	0.80%	16.50% to 14.34%
2015	0.75% to 2.65%	1,309,203	7.49 to 7.25	9,684,196	2.08%	-20.21% to -21.74%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.75% to 2.45%	1,265,143	9.31 to 19.12	28,311,161	1.72%	11.68% to 9.77%
2018	0.75% to 2.50%	1,368,003	8.34 to 17.28	27,641,882	2.64%	-16.08% to -17.57%
2017	0.75% to 2.50%	1,553,378	9.94 to 20.96	37,494,243	2.58%	15.82% to 13.78%
2016	0.75% to 2.65%	1,857,240	8.58 to 18.03	39,197,424	1.98%	6.37% to 4.34%
2015	0.75% to 2.75%	2,173,064	8.07 to 16.30	43,409,518	3.27%	-7.19% to -9.07%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.40% to 2.85%	10,542,396	10.19 to 8.94	99,271,236	7.08%	1.60% to -0.89%
2018	0.40% to 2.85%	11,681,077	10.02 to 9.02	109,564,710	0.00%	1.53% to -0.98%
2017	0.40% to 2.85%	12,642,442	9.87 to 9.11	118,197,846	0.00%	1.52% to -0.97%
2016	0.40% to 2.85%	12,642,337	9.73 to 9.20	117,775,054	0.00%	2.53% to 0.01%
2015	0.40% to 2.85%	13,724,392	9.49 to 9.20	126,165,269	7.94%	-4.69% to -7.03%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2019	0.40% to 2.65%	5,922,543	25.42 to 13.00	86,840,145	3.55%	19.38% to 16.68%
2018	0.40% to 2.65%	6,404,078	21.29 to 11.14	79,600,326	3.09%	-10.01% to -12.06%
2017	0.40% to 2.65%	7,228,922	23.66 to 12.67	101,076,365	2.71%	11.53% to 9.02%
2016	0.40% to 2.80%	7,292,261	21.22 to 11.47	92,654,856	3.91%	12.73% to 10.02%
2015	0.40% to 2.80%	7,830,285	18.82 to 10.42	89,375,175	3.00%	-6.59% to -8.84%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2019	0.40% to 0.60%	133,696	11.40 to 11.25	1,518,227	5.33%	7.62% to 7.41%
2018	0.40% to 0.60%	112,176	10.59 to 10.47	1,183,956	3.27%	-2.53% to -2.73%
2017	0.40% to 0.60%	53,163	10.87 to 10.77	574,493	2.48%	4.14% to 3.93%
2016	0.40% to 0.60%	48,249	10.44 to 10.36	502,582	3.51%	7.51% to 7.29%
2015	0.40% to 0.60%	44,614	9.71 to 9.65	432,302	7.68%	-4.25% to -4.45%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2019	1.30% to 2.10%	161,311	10.10 to 9.97	1,625,373	4.29%	7.41% to 6.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	1.30% to 1.95%	45,915	9.41 to 9.36	431,187	4.10%	-5.94% to -6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2019	0.40% to 0.60%	27,823	19.61 to 19.35	543,956	0.16%	24.03% to 23.79%
2018	0.40% to 0.60%	45,953	15.81 to 15.63	725,767	0.27%	-9.19% to -9.37%
2017	0.40%	34,198	17.41	595,327	0.44%	10.78%
2016	0.40%	12,674	15.71	199,166	1.27%	22.50%
2015	0.40% to 0.60%	9,328	12.83 to 12.76	119,599	0.04%	-2.88% to -3.08%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	0.40% to 2.50%	818,810	12.64 to 11.93	10,469,053	1.44%	11.49% to 9.14%
2018	0.40% to 2.50%	1,013,151	11.34 to 10.93	11,728,509	0.78%	-4.72% to -6.74%
2017	1.15% to 2.85%	837,816	12.67 to 11.49	10,318,290	0.32%	11.81% to 9.90%
2016	0.40% to 2.85%	788,900	10.56 to 10.45	8,723,469	0.29%	3.92% to 1.37%
2015	0.40% to 2.85%	742,713	10.17 to 10.31	8,004,019	0.09%	-6.19% to -8.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2019	0.40%	637	9.74	6,202	0.58%	5.12%
2018	0.40%	565	9.26	5,233	0.00%	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.40% to 2.55%	1,412,374	10.67 to 9.22	13,862,116	2.36%	4.59% to 2.34%
2018	0.40% to 2.55%	1,539,831	10.20 to 9.01	14,622,477	0.00%	-5.46% to -7.51%
2017	0.40% to 2.55%	1,600,038	10.79 to 9.75	16,281,325	0.00%	3.26% to 1.04%
2016	0.40% to 2.55%	1,602,954	10.45 to 9.65	15,991,496	0.10%	-0.88% to -3.01%
2015	0.40% to 2.55%	1,522,175	10.54 to 9.95	15,522,554	0.68%	1.44% to -0.75%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2019	0.80% to 2.35%	202,090	24.63 to 21.82	4,736,807	0.00%	35.33% to 33.22%
2018	0.80% to 2.35%	231,155	18.20 to 16.38	4,024,939	0.00%	-4.66% to -6.16%
2017	0.80% to 2.35%	301,486	19.09 to 17.46	5,542,100	0.00%	26.01% to 24.05%
2016	0.80% to 2.40%	265,809	15.15 to 14.04	3,900,925	0.00%	1.20% to -0.42%
2015	0.80% to 2.50%	372,457	14.97 to 14.04	5,437,608	0.00%	3.91% to 2.13%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2019	0.40% to 2.75%	923,919	17.90 to 14.90	14,967,027	0.22%	24.54% to 21.60%
2018	0.40% to 2.75%	968,161	14.37 to 12.26	12,767,822	0.11%	-11.95% to -14.05%
2017	0.40% to 2.75%	1,015,428	16.32 to 14.26	15,406,753	0.31%	14.20% to 11.51%
2016	0.40% to 2.75%	1,095,185	14.29 to 12.79	14,741,264	0.00%	12.71% to 10.06%
2015	0.40% to 2.75%	1,203,449	12.68 to 11.62	14,556,079	0.11%	-4.66% to -6.91%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
2019	0.75% to 2.50%	740,367	21.36 to 18.63	14,954,259	0.00%	33.00% to 30.65%
2018	0.75% to 2.50%	856,633	16.06 to 14.26	13,087,812	0.00%	-6.58% to -8.24%
2017	0.75% to 2.55%	1,025,694	17.19 to 15.50	16,890,211	0.00%	21.23% to 19.04%
2016	0.75% to 2.55%	1,167,613	14.18 to 13.02	15,980,455	0.00%	-0.18% to -1.99%
2015	0.75% to 2.75%	1,392,724	14.21 to 13.18	19,254,944	0.00%	0.28% to -1.74%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2019	0.40% to 0.60%	15,517	13.03 to 12.86	201,364	0.00%	14.75% to 14.51%
2018	0.40% to 0.60%	17,442	11.35 to 11.23	197,412	1.81%	-6.84% to -7.02%
2017	0.40% to 0.60%	13,983	12.19 to 12.07	169,873	3.76%	9.72% to 9.50%
2016	0.40% to 0.60%	18,926	11.11 to 11.03	209,603	0.44%	11.19% to 10.97%
2015	0.40% to 0.60%	19,487	9.99 to 9.94	194,273	4.15%	-4.48% to -4.68%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2019	1.10% to 2.85%	5,652,376	11.17 to 10.10	61,577,746	0.71%	26.54% to 24.31%
2018	1.10% to 2.85%	5,495,598	8.83 to 8.12	47,474,543	0.59%	-20.44% to -21.86%
2017	1.10% to 2.85%	5,217,271	11.10 to 10.40	56,888,078	1.10%	25.06% to 22.85%
2016	1.10% to 2.55%	3,977,900	8.88 to 8.53	34,817,879	0.82%	-3.78% to -5.19%
2015	1.10% to 2.50%	2,958,757	9.22 to 9.01	27,034,360	0.90%	1.97% to 0.53%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2019	0.80% to 1.40%	618,103	30.66 to 30.26	23,174,078	2.25%	16.57% to 15.87%
2018	0.80% to 1.40%	706,855	26.30 to 26.11	22,852,383	1.97%	-6.08% to -6.65%
2017	0.80% to 1.40%	809,186	28.00 to 27.98	27,949,237	1.96%	8.38% to 7.73%
2016	0.80% to 1.40%	916,811	25.83 to 25.97	29,449,566	2.37%	4.42% to 3.79%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.80% to 1.40%	1,007,502	24.74 to 25.02	31,121,933	2.25%	0.02% to -0.58%
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2019	0.80% to 1.40%	696,890	18.22 to 17.19	15,381,560	3.37%	8.65% to 7.99%
2018	0.80% to 1.40%	792,366	16.77 to 15.92	16,259,089	3.36%	-1.82% to -2.42%
2017	0.80% to 1.40%	895,835	17.08 to 16.32	18,858,499	2.41%	3.75% to 3.13%
2016	0.80% to 1.40%	1,005,802	16.46 to 15.82	20,477,954	3.69%	2.45% to 1.83%
2015	0.80% to 1.40%	1,172,022	16.07 to 15.54	23,357,188	4.09%	0.15% to -0.45%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.40% to 1.40%	1,606,006	18.72 to 78.08	133,050,649	0.91%	31.26% to 29.94%
2018	0.40% to 1.40%	1,827,157	14.26 to 60.08	116,015,704	1.00%	-13.53% to -14.40%
2017	0.40% to 1.40%	2,024,915	16.49 to 70.19	151,214,950	0.93%	36.12% to 34.76%
2016	0.40% to 1.40%	2,245,312	12.11 to 52.09	124,765,649	1.06%	-0.32% to -1.32%
2015	0.40% to 1.40%	2,550,963	12.15 to 52.78	144,093,681	1.31%	3.53% to 2.49%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2019	0.65% to 2.80%	2,963,169	15.78 to 33.28	126,384,297	0.67%	30.60% to 27.77%
2018	0.65% to 2.80%	3,193,358	12.08 to 26.04	105,446,548	0.76%	-13.96% to -15.83%
2017	0.75% to 2.80%	3,336,860	13.99 to 30.94	128,948,416	0.72%	35.30% to 32.52%
2016	0.75% to 2.80%	3,380,606	10.34 to 23.35	98,153,725	0.77%	-0.90% to -2.95%
2015	0.75% to 2.80%	3,696,242	10.44 to 24.06	109,407,218	1.07%	2.89% to 0.77%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2019	0.40% to 0.60%	124,703	13.86 to 13.68	1,722,366	1.04%	28.09% to 27.83%
2018	0.40% to 0.60%	121,300	10.82 to 10.70	1,308,781	0.89%	-19.74% to -19.90%
2017	0.40% to 0.60%	88,438	13.48 to 13.36	1,189,825	1.24%	25.79% to 25.54%
2016	0.40% to 0.60%	54,895	10.72 to 10.64	587,155	1.13%	-2.51% to -2.70%
2015	0.40% to 0.60%	54,413	10.99 to 10.94	597,685	1.32%	3.02% to 2.81%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.40% to 1.40%	512,894	21.43 to 22.65	11,737,375	1.08%	31.55% to 30.23%
2018	0.40% to 1.40%	569,239	16.29 to 17.39	9,993,953	1.16%	-8.26% to -9.18%
2017	0.40% to 1.40%	637,656	17.76 to 19.15	12,330,062	1.25%	16.44% to 15.28%
2016	0.40% to 1.40%	735,994	15.25 to 16.61	12,348,327	1.11%	11.17% to 10.06%
2015	0.40% to 1.40%	774,547	13.72 to 15.10	11,780,983	0.92%	2.91% to 1.88%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2019	0.40% to 2.90%	5,494,477	24.77 to 25.65	188,895,345	0.82%	31.21% to 27.92%
2018	0.40% to 2.90%	6,094,730	18.88 to 20.06	161,754,645	0.92%	-8.47% to -10.78%
2017	0.40% to 2.90%	6,939,343	20.62 to 22.48	203,551,127	1.03%	16.17% to 13.26%
2016	0.40% to 2.95%	7,923,779	17.75 to 19.71	202,543,598	0.84%	10.85% to 8.02%
2015	0.40% to 2.95%	8,384,656	16.01 to 18.24	196,070,657	0.65%	2.69% to 0.07%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2019	0.80% to 1.40%	221,936	24.64 to 22.68	5,091,127	0.21%	25.46% to 24.70%
2018	0.80% to 1.40%	294,895	19.64 to 18.18	5,417,265	0.31%	-11.04% to -11.59%
2017	0.80% to 1.40%	337,046	22.08 to 20.57	6,996,670	0.87%	13.25% to 12.56%
2016	0.80% to 1.40%	397,141	19.49 to 18.27	7,320,331	0.50%	17.11% to 16.41%
2015	0.80% to 1.40%	425,587	16.65 to 15.70	6,736,763	0.91%	-6.65% to -7.22%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2019	0.40% to 2.85%	2,265,629	27.15 to 33.81	102,406,393	0.00%	25.63% to 22.54%
2018	0.40% to 2.85%	2,344,905	21.61 to 27.59	85,343,599	0.06%	-10.90% to -13.10%
2017	0.40% to 2.85%	2,482,580	24.26 to 31.75	102,511,016	0.65%	13.46% to 10.67%
2016	0.40% to 2.85%	2,592,935	21.38 to 28.69	95,724,851	0.25%	17.20% to 14.33%
2015	0.40% to 2.85%	2,845,336	18.24 to 25.09	90,672,952	0.64%	-6.47% to -8.77%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2019	0.80% to 1.40%	815,351	16.44 to 14.59	12,110,104	0.00%	38.25% to 37.41%
2018	0.80% to 1.40%	831,417	11.89 to 10.62	8,977,937	0.00%	-6.84% to -7.41%
2017	0.80% to 1.40%	908,156	12.77 to 11.47	10,581,969	0.03%	27.76% to 26.99%
2016	0.80% to 1.40%	975,796	9.99 to 9.03	8,946,467	0.00%	1.52% to 0.91%
2015	0.80% to 1.40%	1,168,293	9.84 to 8.95	10,612,710	0.00%	5.75% to 5.11%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.80% to 1.40%	152,056	11.57 to 11.07	1,696,709	3.69%	9.92% to 9.25%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	139,910	10.52 to 10.14	1,425,090	5.14%	-5.17% to -5.74%
2017	0.80% to 1.40%	163,993	11.10 to 10.75	1,771,062	2.37%	5.42% to 4.79%
2016	0.80% to 1.40%	178,847	10.53 to 10.26	1,841,821	4.91%	5.68% to 5.05%
2015	0.80% to 1.40%	190,671	9.96 to 9.77	1,868,234	6.99%	-3.04% to -3.63%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2019	0.75% to 2.25%	550,096	11.42 to 10.24	5,970,206	3.35%	9.78% to 8.12%
2018	0.75% to 2.25%	639,787	10.40 to 9.47	6,361,027	4.57%	-5.26% to -6.70%
2017	0.75% to 2.25%	756,811	10.98 to 10.15	8,003,732	1.97%	5.24% to 3.66%
2016	0.75% to 2.30%	821,814	10.43 to 9.77	8,318,897	4.55%	5.47% to 3.83%
2015	0.75% to 2.45%	964,234	9.89 to 9.36	9,324,026	5.31%	-3.22% to -4.88%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2019	0.40% to 0.60%	132,892	13.43 to 13.26	1,782,768	1.68%	14.43% to 14.20%
2018	0.40% to 0.60%	138,108	11.74 to 11.61	1,619,392	0.84%	-3.29% to -3.48%
2017	0.40% to 0.60%	170,612	12.14 to 12.03	2,069,210	0.45%	11.40% to 11.18%
2016	0.40% to 0.60%	176,118	10.89 to 10.82	1,917,733	0.56%	0.80% to 0.60%
2015	0.40% to 0.60%	219,006	10.81 to 10.76	2,365,851	0.00%	-0.92% to -1.12%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2019	0.40% to 0.60%	376,811	14.68 to 14.50	5,519,034	2.37%	18.82% to 18.58%
2018	0.40% to 0.60%	614,350	12.36 to 12.23	7,577,401	1.31%	-5.13% to -5.33%
2017	0.40% to 0.60%	789,280	13.03 to 12.91	10,268,091	0.47%	15.23% to 15.00%
2016	0.40% to 0.60%	978,660	11.31 to 11.23	11,054,154	0.89%	1.95% to 1.75%
2015	0.40% to 0.60%	898,769	11.09 to 11.04	9,959,012	0.00%	-1.10% to -1.30%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2019	0.40% to 0.60%	355,682	14.15 to 13.97	5,004,356	1.88%	16.86% to 16.62%
2018	0.40% to 0.60%	427,741	12.11 to 11.98	5,159,747	0.96%	-4.39% to -4.58%
2017	0.40% to 0.60%	434,074	12.67 to 12.55	5,480,390	0.46%	13.35% to 13.12%
2016	0.40% to 0.60%	594,742	11.17 to 11.10	6,633,673	0.61%	1.41% to 1.20%
2015	0.40% to 0.60%	581,842	11.02 to 10.97	6,406,819	0.00%	-0.82% to -1.02%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.40% to 2.85%	8,769,928	19.87 to 15.23	151,627,922	2.06%	21.29% to 18.31%
2018	0.40% to 2.85%	9,932,830	16.38 to 12.87	143,522,530	1.78%	-5.82% to -8.15%
2017	0.40% to 2.85%	11,348,594	17.39 to 14.02	176,379,301	1.54%	17.80% to 14.91%
2016	0.40% to 2.85%	13,254,020	14.76 to 12.20	177,205,766	0.58%	-2.96% to -5.34%
2015	0.40% to 2.85%	16,605,015	15.21 to 12.88	231,807,691	0.36%	-8.71% to -10.96%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2019	0.40%	1,519	6.49	9,861	0.00%	3.06%
2018	0.40%	372	6.30	2,343	0.00%	-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.40% to 2.85%	5,342,452	13.04 to 12.41	72,891,772	6.66%	10.75% to 8.02%
2018	0.40% to 2.85%	6,336,517	11.77 to 11.49	78,969,207	6.45%	-2.51% to -4.92%
2017	0.40% to 2.85%	7,155,562	12.08 to 12.09	92,623,447	6.57%	6.25% to 3.65%
2016	0.40% to 2.85%	7,643,664	11.37 to 11.66	94,084,258	7.32%	15.72% to 12.89%
2015	0.40% to 2.85%	7,441,642	9.82 to 10.33	80,299,007	6.52%	-6.88% to -9.17%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2019	0.40% to 2.85%	5,847,898	24.15 to 19.95	128,785,824	0.00%	37.39% to 34.01%
2018	0.40% to 2.85%	5,510,204	17.57 to 14.89	89,351,754	0.00%	-0.46% to -2.92%
2017	0.40% to 2.85%	4,933,082	17.66 to 15.33	81,261,860	0.00%	26.39% to 23.29%
2016	0.40% to 2.85%	4,939,721	13.97 to 12.44	65,172,036	0.00%	5.69% to 3.10%
2015	0.40% to 2.85%	5,000,233	13.22 to 12.06	63,141,063	0.00%	-6.16% to -8.47%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2019	0.40% to 0.60%	567	17.63	9,996	3.59%	22.50%
2018	0.40% to 0.60%	1,382	14.56 to 14.39	20,024	2.05%	-4.65% to -4.84%
2017	0.60%	584	15.12	8,833	0.50%	19.12%
2016	0.40% to 0.60%	3,698	12.79 to 12.70	47,246	1.48%	4.39% to 4.18%
2015	0.40% to 0.60%	3,648	12.25 to 12.19	44,650	2.76%	-0.06% to -0.26%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2019	0.40%	64,536	17.20	1,109,891	2.15%	14.20%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 0.60%	85,500	15.06 to 14.79	1,286,585	1.00%	-2.32% to -2.52%
2017	0.40% to 0.60%	117,558	15.42 to 15.17	1,811,530	0.90%	10.07% to 9.85%
2016	0.40% to 0.60%	207,446	14.01 to 13.81	2,905,030	1.19%	2.43% to 2.23%
2015	0.40% to 0.60%	248,999	13.67 to 13.51	3,404,241	1.15%	0.05% to -0.15%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2019	0.40% to 0.60%	1,090,124	20.10 to 19.69	21,895,578	2.64%	18.58% to 18.34%
2018	0.40% to 0.60%	1,360,385	16.95 to 16.64	23,045,587	1.41%	-4.29% to -4.48%
2017	0.40% to 0.60%	1,572,218	17.71 to 17.42	27,829,778	0.77%	14.24% to 14.01%
2016	0.40% to 0.60%	1,897,746	15.50 to 15.28	29,408,209	1.32%	3.23% to 3.02%
2015	0.40% to 0.60%	2,066,616	15.02 to 14.83	31,022,321	1.68%	-0.08% to -0.28%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2019	0.40% to 0.60%	1,964,771	21.70 to 21.27	42,643,759	2.75%	20.91% to 20.67%
2018	0.40% to 0.60%	2,422,804	17.95 to 17.63	43,489,258	1.75%	-5.09% to -5.28%
2017	0.40% to 0.60%	2,657,314	18.91 to 18.61	50,256,846	0.85%	16.25% to 16.02%
2016	0.40% to 0.60%	3,151,597	16.27 to 16.04	51,268,778	1.60%	4.10% to 3.89%
2015	0.40% to 0.60%	3,272,222	15.63 to 15.44	51,134,710	2.26%	-0.34% to -0.54%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2019	0.40% to 0.60%	275,259	18.73 to 18.35	5,153,543	2.33%	16.38% to 16.14%
2018	0.40% to 0.60%	292,690	16.09 to 15.80	4,708,783	1.30%	-3.06% to -3.25%
2017	0.40% to 0.60%	395,400	16.60 to 16.33	6,562,108	0.82%	12.32% to 12.09%
2016	0.40% to 0.60%	450,483	14.78 to 14.57	6,656,559	1.31%	2.69% to 2.48%
2015	0.40% to 0.60%	521,289	14.39 to 14.22	7,500,314	1.49%	-0.07% to -0.27%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2019	0.40% to 1.75%	131,850	9.97 to 9.94	1,312,888	0.00%	-0.27% to -0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2019	0.80% to 1.40%	332,614	36.77 to 33.44	11,261,759	1.64%	25.75% to 24.99%
2018	0.80% to 1.40%	387,327	29.24 to 26.75	10,479,437	0.97%	-12.55% to -13.08%
2017	0.80% to 1.40%	469,253	33.44 to 30.78	14,600,047	0.81%	12.86% to 12.18%
2016	0.80% to 1.40%	535,946	29.63 to 27.44	14,855,704	0.87%	13.78% to 13.09%
2015	0.80% to 1.40%	546,122	26.04 to 24.26	13,376,443	1.02%	-3.43% to -4.02%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2019	0.40% to 2.20%	313,524	12.15 to 29.41	9,799,803	1.64%	21.78% to 19.58%
2018	0.40% to 2.20%	395,535	9.97 to 24.60	9,580,583	1.76%	-0.26% to -1.79%
2017	0.95% to 2.20%	366,508	27.75 to 25.05	10,161,366	1.38%	17.02% to 15.54%
2016	0.95% to 2.20%	392,370	23.72 to 21.68	9,324,473	1.95%	3.34% to 2.03%
2015	0.95% to 2.20%	437,539	22.95 to 21.24	10,108,408	1.61%	-0.54% to -1.80%
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2019	0.40% to 0.60%	77,654	26.53 to 26.17	2,053,042	0.05%	34.62% to 34.35%
2018	0.40% to 0.60%	91,628	19.71 to 19.48	1,800,769	0.16%	-1.06% to -1.26%
2017	0.40% to 0.60%	35,322	19.92 to 19.73	702,177	0.46%	26.58% to 26.33%
2016	0.40% to 0.60%	14,228	15.73 to 15.62	223,445	0.72%	11.66% to 11.43%
2015	0.40% to 0.60%	17,758	14.09 to 14.02	249,785	0.84%	3.35% to 3.14%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2019	0.40% to 2.85%	6,400,630	11.04 to 9.83	67,151,605	2.87%	8.84% to 6.16%
2018	0.40% to 2.85%	6,585,369	10.15 to 9.26	64,146,071	2.77%	-1.68% to -4.12%
2017	0.40% to 2.85%	5,597,484	10.32 to 9.66	56,031,070	2.60%	2.94% to 0.42%
2016	0.40% to 2.85%	4,859,004	10.02 to 9.62	47,777,798	2.72%	1.81% to -0.68%
2015	0.40% to 2.50%	1,919,575	9.85 to 9.71	18,752,458	1.71%	-1.54% to -2.94%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.40% to 2.75%	3,296,707	28.99 to 42.83	138,633,314	0.02%	36.30% to 33.09%
2018	0.40% to 2.75%	3,720,030	21.27 to 32.18	117,359,769	1.24%	1.31% to -1.09%
2017	0.40% to 2.75%	4,346,116	21.00 to 32.54	137,560,937	0.00%	29.48% to 26.43%
2016	0.40% to 2.75%	5,035,118	16.22 to 25.74	125,005,211	0.87%	1.54% to -0.85%
2015	0.40% to 2.75%	5,899,324	15.97 to 25.96	147,320,830	1.22%	11.49% to 8.86%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.40% to 2.85%	6,662,451	34.10 to 30.07	175,244,593	0.40%	44.24% to 40.69%
2018	0.40% to 2.85%	6,599,469	23.64 to 21.37	122,975,804	1.08%	0.50% to -1.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.85%	6,516,353	23.52 to 21.80	122,662,647	0.43%	44.33% to 40.80%
2016	0.40% to 2.85%	5,095,862	16.30 to 15.48	68,797,970	0.09%	13.40% to 10.62%
2015	0.40% to 2.85%	4,891,607	14.37 to 14.00	57,799,647	0.80%	4.23% to 1.66%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.75% to 2.65%	1,702,037	11.36 to 26.84	36,738,733	1.83%	25.76% to 23.35%
2018	0.75% to 2.65%	1,925,759	9.03 to 21.76	33,438,105	1.66%	-15.78% to -17.40%
2017	0.75% to 2.75%	2,189,258	10.73 to 24.48	45,520,689	1.56%	29.83% to 27.22%
2016	0.75% to 2.75%	2,427,421	8.26 to 19.24	39,342,933	5.01%	-7.41% to -9.27%
2015	0.75% to 2.75%	2,950,471	8.92 to 21.21	51,209,149	0.51%	-9.49% to -11.31%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2019	0.40% to 2.75%	4,475,407	10.95 to 9.67	45,259,957	0.88%	17.67% to 14.89%
2018	0.40% to 2.85%	4,904,233	9.30 to 8.38	42,606,559	1.92%	-18.88% to -20.89%
2017	0.40% to 2.85%	4,480,686	11.47 to 10.59	48,516,913	1.93%	27.32% to 24.20%
2016	0.40% to 2.85%	4,087,331	9.01 to 8.52	35,091,210	1.28%	20.30% to 17.35%
2015	0.40% to 2.85%	2,211,426	7.49 to 7.26	16,012,703	1.36%	-20.38% to -22.34%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.40% to 2.85%	4,806,220	11.05 to 10.09	51,206,073	2.87%	7.98% to 5.32%
2018	0.40% to 2.85%	3,894,839	10.23 to 9.58	38,813,179	3.68%	-1.42% to -3.86%
2017	0.40% to 2.85%	2,660,651	10.38 to 9.96	27,146,077	3.22%	3.45% to 0.91%
2016	0.40% to 2.85%	1,134,112	10.03 to 9.87	11,295,234	4.65%	0.34% to -1.30%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2019	0.40% to 0.60%	24,509	10.59 to 10.55	259,230	3.20%	4.64% to 4.43%
2018	0.40% to 0.60%	3,299	10.12 to 10.10	33,333	4.36%	1.16% to 1.03%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2019	0.40% to 0.60%	7,458	11.46 to 11.43	85,441	1.01%	21.54% to 21.30%
2018	0.40% to 0.60%	4,444	9.43 to 9.42	41,888	0.65%	-5.68% to -5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2019	0.95% to 2.30%	391,705	17.89 to 16.76	6,823,648	0.34%	38.26% to 36.37%
2018	0.95% to 2.30%	427,471	12.94 to 12.29	5,420,401	0.34%	-0.38% to -1.75%
2017	0.95% to 2.30%	485,616	12.99 to 12.51	6,216,844	0.41%	26.89% to 25.16%
2016	0.95% to 2.30%	601,619	10.24 to 9.99	6,098,868	0.38%	4.84% to 3.41%
2015	0.95% to 2.30%	633,135	9.77 to 9.66	6,156,386	0.46%	-2.34% to -3.36%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2019	0.40% to 2.80%	3,012,031	24.41 to 20.25	67,089,712	0.00%	40.71% to 37.32%
2018	0.40% to 2.80%	2,337,791	17.35 to 14.74	37,462,273	0.00%	-2.11% to -4.49%
2017	0.40% to 2.80%	2,308,380	17.72 to 15.44	38,147,836	0.00%	25.83% to 22.81%
2016	0.40% to 2.80%	1,975,791	14.08 to 12.57	26,229,003	0.00%	8.36% to 5.76%
2015	0.40% to 2.80%	1,931,535	13.00 to 11.88	23,951,034	0.00%	-2.54% to -4.89%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2019	0.40% to 0.60%	13,924	15.82 to 15.61	218,369	3.78%	24.30% to 24.05%
2018	0.40% to 0.60%	13,773	12.73 to 12.58	173,720	0.78%	0.41% to 0.20%
2017	0.40% to 0.60%	14,544	12.67 to 12.56	183,219	4.14%	14.04% to 13.81%
2016	0.40% to 0.60%	13,452	11.11 to 11.03	148,800	3.44%	10.79% to 10.57%
2015	0.40% to 0.60%	13,406	10.03 to 9.98	134,024	4.14%	-15.10% to -15.27%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2019	0.40% to 2.90%	10,092,360	23.89 to 29.05	383,956,790	1.87%	28.99% to 25.75%
2018	0.40% to 2.90%	11,370,541	18.52 to 23.10	339,385,908	1.31%	-10.72% to -12.97%
2017	0.40% to 2.90%	12,465,206	20.75 to 26.55	422,395,200	1.72%	16.88% to 13.96%
2016	0.40% to 2.95%	13,487,674	17.75 to 23.13	396,228,612	1.89%	13.32% to 10.43%
2015	0.40% to 2.95%	13,646,938	15.66 to 20.95	358,519,642	2.08%	-1.33% to -3.86%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2019	0.60% to 2.00%	208,542	10.91 to 10.81	2,261,362	0.64%	9.09% to 8.06%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.40% to 2.85%	13,810,529	24.35 to 19.14	301,384,233	1.46%	25.15% to 22.07%
2018	0.40% to 2.85%	14,677,349	19.46 to 15.68	258,562,131	0.91%	-10.09% to -12.31%
2017	0.40% to 2.85%	15,131,602	21.64 to 17.88	299,395,315	1.32%	26.31% to 23.22%
2016	0.40% to 2.85%	14,144,359	17.13 to 14.51	224,168,969	1.15%	3.43% to 0.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 2.85%	13,447,782	16.56 to 14.39	208,365,511	1.84%	5.89% to 3.29%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2019	0.40%	575	11.43	6,572	0.99%	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2019	0.40% to 2.85%	1,125,057	12.41 to 11.05	13,205,984	2.56%	27.36% to 24.22%
2018	0.40% to 2.85%	1,195,515	9.75 to 8.89	11,151,713	2.71%	-8.26% to -10.53%
2017	0.40% to 2.85%	1,286,043	10.62 to 9.94	13,234,445	2.32%	12.09% to 9.35%
2016	0.40% to 2.85%	964,729	9.48 to 9.09	8,963,172	2.04%	14.51% to 11.70%
2015	0.40% to 2.40%	154,932	8.28 to 8.16	1,271,205	0.98%	-17.24% to -18.36%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.80% to 1.40%	181,090	16.05 to 14.78	2,706,989	4.20%	9.99% to 9.33%
2018	0.80% to 1.40%	190,500	14.59 to 13.51	2,604,041	2.39%	-1.45% to -2.05%
2017	0.80% to 1.40%	172,681	14.81 to 13.80	2,405,559	3.21%	5.40% to 4.76%
2016	0.80% to 1.40%	164,356	14.05 to 13.17	2,183,887	2.00%	5.26% to 4.63%
2015	0.80% to 1.40%	163,055	13.35 to 12.59	2,069,088	3.56%	-1.45% to -2.04%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2019	0.95% to 2.45%	714,861	16.24 to 12.50	10,538,872	3.82%	9.56% to 7.90%
2018	0.95% to 2.45%	694,470	14.82 to 11.58	9,391,779	2.31%	-1.86% to -3.35%
2017	0.95% to 2.45%	759,666	15.10 to 11.99	10,536,969	2.90%	4.89% to 3.31%
2016	0.95% to 2.45%	799,543	14.40 to 11.60	10,604,673	1.66%	4.86% to 3.27%
2015	0.95% to 2.55%	908,448	13.73 to 11.09	11,541,430	3.15%	-1.77% to -3.36%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2019	0.80% to 1.40%	42,170	35.04 to 30.58	1,309,121	5.32%	13.34% to 12.65%
2018	0.80% to 1.40%	47,440	30.92 to 27.14	1,306,054	5.77%	-7.69% to -8.26%
2017	0.80% to 1.40%	58,179	33.49 to 29.58	1,746,085	5.37%	8.83% to 8.18%
2016	0.80% to 1.40%	64,563	30.77 to 27.35	1,789,500	5.54%	9.67% to 9.01%
2015	0.80% to 1.40%	72,640	28.06 to 25.09	1,845,745	5.35%	-1.91% to -2.50%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2019	0.40% to 1.85%	33,426	11.59 to 24.70	575,441	5.27%	13.71% to 12.06%
2018	0.40% to 1.85%	36,142	10.19 to 22.04	545,549	5.79%	-7.42% to -8.77%
2017	0.40% to 2.05%	43,423	11.01 to 23.44	699,184	5.50%	9.15% to 7.35%
2016	0.40% to 2.05%	34,535	10.09 to 21.83	601,667	5.40%	10.14% to 8.32%
2015	0.40% to 2.05%	37,621	9.16 to 20.16	601,037	5.74%	-1.57% to -3.20%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2019	0.40% to 2.55%	28,285	12.35 to 11.06	341,682	2.65%	17.58% to 15.05%
2018	0.40% to 2.55%	34,671	10.51 to 9.62	358,146	3.11%	-8.57% to -10.55%
2017	0.40% to 2.55%	18,964	11.49 to 10.75	216,047	2.37%	9.27% to 6.92%
2016	0.40% to 2.55%	41,570	10.52 to 10.05	436,532	1.27%	2.71% to 0.50%
2015	0.40% to 2.55%	38,899	10.24 to 10.00	402,676	1.74%	-1.81% to -3.93%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.40% to 2.10%	241,170	10.54 to 10.42	2,523,618	2.02%	5.37% to 4.17%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.40% to 2.90%	9,956,482	13.28 to 10.20	171,404,321	2.19%	5.85% to 3.19%
2018	0.40% to 2.90%	12,354,850	12.54 to 9.88	194,998,578	2.11%	-0.45% to -2.96%
2017	0.40% to 2.90%	12,420,978	12.60 to 10.18	202,152,690	2.07%	1.68% to -0.87%
2016	0.40% to 2.95%	13,597,359	12.39 to 10.20	218,300,104	1.86%	0.34% to -2.22%
2015	0.40% to 2.95%	14,815,954	12.35 to 10.43	236,767,960	1.67%	-0.51% to -3.06%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.40% to 2.85%	12,526,039	15.65 to 12.98	221,164,763	4.71%	8.73% to 6.06%
2018	0.40% to 2.85%	14,307,465	14.40 to 12.24	233,949,696	2.77%	-2.74% to -5.14%
2017	0.40% to 2.85%	14,471,179	14.80 to 12.90	244,742,407	4.81%	5.91% to 3.31%
2016	0.40% to 2.85%	13,615,977	13.98 to 12.49	219,092,597	3.25%	8.21% to 5.56%
2015	0.40% to 2.85%	13,639,542	12.92 to 11.83	204,957,701	1.99%	-3.28% to -5.66%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.40% to 2.55%	2,399,886	12.83 to 20.63	58,538,108	5.38%	14.28% to 11.82%
2018	0.40% to 2.55%	2,634,670	11.22 to 18.45	57,029,568	5.64%	-3.39% to -5.49%
2017	0.40% to 2.55%	2,895,079	11.62 to 19.52	65,627,291	5.14%	6.33% to 4.04%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.65%	3,399,461	10.93 to 18.50	72,967,129	5.58%	13.70% to 11.14%
2015	0.40% to 2.55%	3,261,275	9.61 to 16.87	62,663,254	4.94%	-3.00% to -5.09%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.40% to 3.00%	271,821,075	13.16 to 9.92	3,361,868,173	1.89%	8.55% to 5.71%
2018	0.40% to 3.00%	264,067,144	12.12 to 9.38	3,031,739,885	2.37%	-1.47% to -4.06%
2017	0.40% to 3.00%	239,086,312	12.31 to 9.78	2,809,177,908	1.26%	2.80% to 0.12%
2016	0.40% to 3.00%	199,364,903	11.97 to 9.77	2,298,086,243	2.60%	2.24% to -0.42%
2015	0.40% to 3.10%	172,807,397	11.71 to 9.71	1,965,834,351	1.41%	-0.63% to -3.32%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2019	0.40% to 2.85%	4,758,362	16.37 to 11.99	67,267,324	2.88%	9.16% to 6.47%
2018	0.40% to 2.65%	5,180,632	15.00 to 11.51	67,720,853	2.45%	-1.85% to -4.08%
2017	0.40% to 2.65%	5,222,094	15.28 to 12.00	70,161,668	2.37%	3.35% to 1.02%
2016	0.40% to 2.65%	5,144,916	14.79 to 11.88	67,608,454	2.85%	2.92% to 0.60%
2015	0.40% to 2.65%	5,081,927	14.37 to 11.81	65,587,568	1.54%	-0.92% to -3.15%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2019	0.80% to 1.40%	262,668	14.79 to 13.78	3,651,738	3.23%	8.07% to 7.42%
2018	0.80% to 1.40%	228,067	13.68 to 12.82	2,948,079	2.92%	-1.22% to -1.82%
2017	0.80% to 1.40%	263,219	13.85 to 13.06	3,463,330	2.94%	3.56% to 2.94%
2016	0.80% to 1.40%	272,710	13.37 to 12.69	3,482,975	3.06%	4.51% to 3.88%
2015	0.80% to 1.40%	233,064	12.80 to 12.22	2,862,984	2.97%	-1.51% to -2.11%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2019	0.40% to 2.90%	7,488,952	15.27 to 11.18	99,051,022	2.79%	8.26% to 5.55%
2018	0.40% to 2.90%	7,366,376	14.11 to 10.59	90,828,282	2.81%	-1.09% to -3.58%
2017	0.40% to 2.90%	7,919,555	14.26 to 10.98	99,834,745	2.95%	3.76% to 1.17%
2016	0.40% to 2.95%	7,826,378	13.75 to 10.81	96,041,882	2.86%	4.59% to 1.92%
2015	0.40% to 2.95%	8,086,301	13.14 to 10.61	95,953,153	2.73%	-1.28% to -3.80%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.40% to 2.85%	14,111,650	11.99 to 8.94	147,972,960	2.25%	3.67% to 1.12%
2018	0.40% to 2.85%	15,840,601	11.56 to 8.84	160,913,063	2.26%	0.41% to -2.07%
2017	0.40% to 2.85%	13,652,889	11.52 to 9.03	140,413,930	1.66%	1.17% to -1.31%
2016	0.40% to 2.85%	13,257,629	11.38 to 9.15	136,142,803	1.72%	2.08% to -0.42%
2015	0.40% to 2.75%	12,236,451	11.15 to 9.26	124,426,225	1.69%	-0.74% to -3.08%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2019	0.40% to 0.60%	80,401	11.00 to 10.97	883,729	5.57%	7.96% to 7.75%
2018	0.60%	16,971	10.18	172,727	2.90%	1.78%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	0.40% to 2.75%	43,262,098	10.08 to 7.53	503,101,231	1.75%	1.37% to -1.02%
2018	0.40% to 2.75%	48,439,904	9.95 to 7.60	564,774,770	1.38%	0.98% to -1.41%
2017	0.40% to 2.75%	45,584,470	9.85 to 7.71	517,536,153	0.41%	0.02% to -2.33%
2016	0.40% to 2.75%	50,109,476	9.85 to 7.90	583,715,336	0.01%	-0.39% to -2.74%
2015	0.40% to 2.85%	50,544,180	9.89 to 8.01	590,994,138	0.00%	-0.40% to -2.85%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2019	0.40% to 2.10%	205,941	10.84 to 10.72	2,218,214	0.99%	8.40% to 7.16%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2019	1.15% to 1.65%	101,281	10.09 to 10.08	1,021,589	0.23%	0.93% to 0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2019	1.15% to 1.30%	62,371	10.97 to 10.96	683,897	0.29%	9.68% to 9.65%	****
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2019	0.40% to 2.85%	27,691,497	12.50 to 10.53	311,900,255	0.55%	14.49% to 11.67%
2018	0.40% to 2.85%	24,609,072	10.92 to 9.43	244,394,241	0.91%	-8.84% to -11.09%
2017	0.40% to 2.85%	19,669,396	11.97 to 10.60	216,246,380	1.33%	17.96% to 15.07%
2016	0.40% to 2.85%	14,720,771	10.15 to 9.21	138,538,134	1.17%	1.52% to 0.05%	****
2015	1.15% to 2.50%	5,340,045	9.29 to 9.23	49,503,692	0.00%	-7.15% to -7.74%	****
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2019	0.40% to 2.80%	34,382,199	15.91 to 13.92	519,086,570	1.66%	21.49% to 18.57%
2018	0.40% to 2.80%	26,846,222	13.09 to 11.74	336,461,120	1.15%	-2.97% to -5.32%
2017	0.40% to 2.80%	20,695,623	13.49 to 12.40	269,662,955	1.17%	21.21% to 18.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	1.15% to 2.80%	13,095,102	10.93 to 10.48	142,032,231	1.93%	8.78% to 6.97%
2015	0.40% to 2.75%	6,439,133	10.16 to 9.81	64,293,500	2.75%	-0.26% to -2.61%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.80% to 1.40%	382,086	25.43 to 23.69	9,152,537	3.89%	29.49% to 28.70%
2018	0.80% to 1.40%	448,327	19.64 to 18.41	8,334,968	0.30%	-3.86% to -4.44%
2017	0.80% to 1.40%	489,827	20.42 to 19.26	9,520,499	0.34%	29.17% to 28.39%
2016	0.80% to 1.40%	554,024	15.81 to 15.00	8,379,213	0.80%	1.37% to 0.76%
2015	0.80% to 1.40%	621,350	15.60 to 14.89	9,315,584	0.45%	2.61% to 1.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2019	0.40% to 2.90%	5,293,739	26.12 to 19.26	120,096,282	3.80%	29.70% to 26.44%
2018	0.40% to 2.90%	5,938,578	20.14 to 15.23	105,053,168	0.05%	-3.74% to -6.17%
2017	0.40% to 2.90%	6,516,758	20.92 to 16.24	120,994,190	0.10%	29.36% to 26.13%
2016	0.40% to 2.95%	7,269,482	16.17 to 12.81	105,496,062	0.60%	1.58% to -1.01%
2015	0.40% to 2.95%	8,107,986	15.92 to 12.95	117,161,971	0.22%	2.72% to 0.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.80% to 1.40%	140,058	23.12 to 21.80	3,074,893	20.48%	24.40% to 23.65%
2018	0.80% to 1.40%	171,784	18.59 to 17.63	3,047,188	1.42%	-12.30% to -12.83%
2017	0.80% to 1.40%	211,341	21.19 to 20.23	4,296,820	1.45%	13.62% to 12.94%
2016	0.80% to 1.40%	222,753	18.65 to 17.91	4,009,163	1.85%	15.42% to 14.73%
2015	0.80% to 1.40%	250,352	16.16 to 15.61	3,923,567	1.22%	-3.93% to -4.51%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2019	0.40% to 2.85%	4,690,827	21.49 to 15.13	83,133,463	22.98%	24.60% to 21.53%
2018	0.40% to 2.85%	4,631,844	17.25 to 12.45	66,448,526	1.20%	-12.15% to -14.32%
2017	0.40% to 2.85%	5,374,554	19.63 to 14.53	88,652,631	1.17%	13.90% to 11.11%
2016	0.40% to 2.85%	6,504,812	17.24 to 13.08	95,485,885	1.79%	15.58% to 12.75%
2015	0.40% to 2.80%	6,048,438	14.91 to 11.64	77,594,537	1.01%	-3.82% to -6.14%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.80% to 1.40%	7,457,247	25.45 to 23.71	178,638,041	0.00%	36.16% to 35.33%
2018	0.80% to 1.40%	8,287,039	18.69 to 17.52	146,556,578	0.00%	-7.60% to -8.16%
2017	0.80% to 1.40%	9,267,604	20.23 to 19.08	178,297,202	0.00%	26.72% to 25.95%
2016	0.80% to 1.40%	10,317,863	15.96 to 15.15	157,462,898	0.00%	5.62% to 4.98%
2015	0.80% to 1.40%	11,576,148	15.11 to 14.43	168,141,797	0.00%	-0.98% to -1.58%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2019	0.40% to 2.90%	5,672,388	25.37 to 19.24	128,521,809	0.00%	36.29% to 32.87%
2018	0.40% to 2.90%	5,598,301	18.61 to 14.48	94,321,007	0.00%	-7.42% to -9.76%
2017	0.40% to 2.90%	6,895,043	20.11 to 16.05	126,493,184	0.00%	27.01% to 23.84%
2016	0.40% to 2.95%	7,147,706	15.83 to 12.90	104,584,693	0.00%	5.63% to 2.94%
2015	0.40% to 2.95%	8,659,725	14.99 to 12.53	121,110,111	0.00%	-0.74% to -3.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.80% to 1.40%	1,793,593	12.75 to 12.32	22,197,089	1.24%	32.08% to 31.29%
2018	0.80% to 1.40%	1,994,973	9.65 to 9.38	18,790,106	1.07%	-17.13% to -17.63%
2017	0.80% to 1.40%	2,185,527	11.65 to 11.39	24,969,891	1.22%	24.77% to 24.02%
2016	0.80% to 1.40%	2,452,159	9.34 to 9.19	22,572,837	1.42%	-2.90% to -3.49%
2015	0.80% to 1.40%	2,745,069	9.62 to 9.52	26,162,417	0.68%	-1.29% to -1.88%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
2019	0.40% to 2.90%	7,384,663	16.17 to 11.30	98,572,728	0.93%	32.31% to 28.99%
2018	0.40% to 2.90%	8,452,066	12.22 to 8.76	86,186,531	1.09%	-17.00% to -19.10%
2017	0.40% to 2.90%	9,061,611	14.72 to 10.83	112,569,402	0.95%	25.03% to 21.91%
2016	0.40% to 2.95%	10,445,091	11.78 to 8.84	104,876,593	1.20%	-2.86% to -5.34%
2015	0.40% to 2.95%	11,631,797	12.12 to 9.34	121,523,376	0.12%	-1.05% to -3.59%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.80% to 1.40%	2,444,964	19.49 to 18.15	44,800,326	1.67%	29.66% to 28.87%
2018	0.80% to 1.40%	2,737,930	15.03 to 14.09	38,891,138	1.80%	-4.70% to -5.28%
2017	0.80% to 1.40%	3,139,271	15.77 to 14.87	47,032,790	2.11%	5.65% to 5.01%
2016	0.80% to 1.40%	3,544,959	14.93 to 14.16	50,537,759	1.95%	6.49% to 5.85%
2015	0.80% to 1.40%	3,980,586	14.02 to 13.38	53,571,068	2.51%	-6.11% to -6.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2019	0.40% to 2.85%	5,671,543	40.07 to 14.82	97,626,272	1.56%	29.92% to 26.73%
2018	0.40% to 2.85%	5,777,988	30.84 to 11.70	77,587,417	1.58%	-4.44% to -6.81%
2017	0.40% to 2.85%	6,517,308	32.27 to 12.55	92,788,755	1.94%	5.72% to 3.13%
2016	0.40% to 2.85%	6,892,130	30.53 to 12.17	94,000,848	1.80%	6.75% to 4.13%
2015	0.40% to 2.85%	7,214,889	28.60 to 11.69	93,363,754	2.38%	-6.04% to -8.35%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2019	0.40% to 0.60%	34,208	19.07 to 18.82	648,555	2.31%	23.48% to 23.23%
2018	0.40% to 0.60%	40,741	15.45 to 15.27	626,375	1.31%	-13.47% to -13.64%
2017	0.40% to 0.60%	37,926	17.85 to 17.69	676,004	1.37%	13.49% to 13.27%
2016	0.40% to 0.60%	34,172	15.73 to 15.61	536,981	1.61%	17.25% to 17.02%
2015	0.40% to 0.60%	14,266	13.41 to 13.34	191,283	2.26%	-3.14% to -3.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.40% to 2.90%	10,260,963	26.05 to 18.88	231,565,828	2.20%	23.35% to 20.26%
2018	0.40% to 2.90%	11,449,717	21.12 to 15.70	211,614,202	1.04%	-13.50% to -15.69%
2017	0.40% to 2.90%	12,848,908	24.42 to 18.62	277,323,581	1.10%	13.38% to 10.55%
2016	0.40% to 2.95%	14,406,181	21.53 to 16.77	276,935,485	1.36%	17.12% to 14.13%
2015	0.40% to 2.95%	16,383,590	18.39 to 14.69	271,418,395	1.16%	-3.27% to -5.75%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.80% to 1.40%	3,565,898	22.63 to 21.08	75,809,329	0.64%	27.05% to 26.28%
2018	0.80% to 1.40%	3,929,899	17.81 to 16.69	66,105,643	0.53%	-5.53% to -6.11%
2017	0.80% to 1.40%	4,345,281	18.85 to 17.78	77,788,449	0.52%	23.86% to 23.11%
2016	0.80% to 1.40%	4,870,321	15.22 to 14.44	70,764,705	0.78%	12.70% to 12.02%
2015	0.80% to 1.40%	5,502,381	13.51 to 12.89	71,326,597	0.76%	-1.87% to -2.46%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2019	0.40% to 2.85%	2,102,879	23.12 to 17.45	43,109,027	0.55%	27.57% to 24.44%
2018	0.40% to 2.85%	2,256,041	18.12 to 14.03	36,584,902	0.45%	-5.39% to -7.73%
2017	0.40% to 2.85%	2,319,444	19.15 to 15.20	40,146,704	0.54%	24.26% to 21.22%
2016	0.40% to 2.55%	1,806,938	15.41 to 12.88	25,449,885	0.70%	13.09% to 10.66%
2015	0.40% to 2.65%	2,018,042	13.63 to 11.55	25,411,230	0.66%	-1.59% to -3.81%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
2019	0.80% to 1.40%	95,317	23.42 to 21.82	2,102,708	0.81%	25.00% to 24.24%
2018	0.80% to 1.40%	115,207	18.73 to 17.56	2,043,477	0.68%	-6.55% to -7.12%
2017	0.80% to 1.40%	115,638	20.05 to 18.90	2,205,698	0.60%	17.67% to 16.96%
2016	0.80% to 1.40%	129,072	17.04 to 16.16	2,103,063	0.76%	9.23% to 8.57%
2015	0.80% to 1.40%	164,906	15.60 to 14.89	2,472,698	0.83%	-1.12% to -1.72%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
2019	0.40% to 2.90%	4,925,653	25.49 to 18.05	105,164,967	0.70%	25.54% to 22.39%
2018	0.40% to 2.90%	5,445,148	20.30 to 14.75	93,620,504	0.54%	-6.25% to -8.62%
2017	0.40% to 2.90%	6,457,892	21.66 to 16.14	119,725,945	0.52%	17.89% to 14.94%
2016	0.40% to 2.95%	7,416,099	18.37 to 13.98	117,854,984	0.69%	9.67% to 6.87%
2015	0.40% to 2.95%	8,567,800	16.75 to 13.08	125,428,797	0.74%	-0.82% to -3.36%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.80% to 1.40%	1,253,024	32.49 to 30.45	38,480,817	2.62%	25.94% to 25.18%
2018	0.80% to 1.40%	1,423,536	25.80 to 24.33	34,897,450	1.37%	-10.08% to -10.62%
2017	0.80% to 1.40%	1,625,882	28.69 to 27.22	44,562,716	1.62%	7.81% to 7.16%
2016	0.80% to 1.40%	1,867,130	26.61 to 25.40	47,723,718	2.33%	19.48% to 18.76%
2015	0.80% to 1.40%	2,093,055	22.27 to 21.39	45,007,584	2.30%	-5.04% to -5.62%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
2019	0.40% to 2.85%	5,755,354	33.25 to 25.49	170,119,274	2.51%	26.18% to 23.07%
2018	0.40% to 2.85%	6,265,951	26.35 to 20.71	148,331,788	1.21%	-9.83% to -12.07%
2017	0.40% to 2.85%	6,997,342	29.22 to 23.56	185,677,580	1.53%	8.00% to 5.36%
2016	0.40% to 2.85%	7,464,284	27.06 to 22.36	185,339,257	2.29%	19.73% to 16.80%
2015	0.40% to 2.85%	7,354,304	22.60 to 19.14	154,374,620	2.21%	-4.82% to -7.17%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.40% to 1.40%	9,975,304	17.70 to 39.75	398,939,922	1.69%	37.07% to 35.69%
2018	0.40% to 1.40%	11,104,064	12.91 to 29.29	327,345,278	0.76%	-1.67% to -2.66%
2017	0.40% to 1.40%	12,431,015	13.13 to 30.09	376,275,486	0.47%	26.80% to 25.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	13,924,566	10.36 to 23.97	335,516,409	0.74%	3.58% to 2.19%	****
2015	0.80% to 1.40%	14,295,494	24.43 to 23.46	337,050,583	0.62%	4.25% to 3.62%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
2019	0.40% to 2.85%	7,991,334	43.10 to 33.04	305,253,784	1.51%	36.78% to 33.42%
2018	0.40% to 2.85%	8,197,306	31.51 to 24.77	231,914,827	0.49%	-1.94% to -4.36%
2017	0.40% to 2.85%	9,719,315	32.13 to 25.90	283,303,657	0.23%	26.56% to 23.46%
2016	0.40% to 2.85%	10,651,011	25.39 to 20.98	248,287,464	0.52%	2.91% to 0.39%
2015	0.40% to 2.85%	9,578,573	24.67 to 20.90	219,506,281	0.37%	4.40% to 1.84%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.40% to 2.90%	12,319,345	17.35 to 13.23	189,880,932	2.46%	12.04% to 9.22%
2018	0.40% to 2.90%	12,328,795	15.48 to 12.11	171,344,836	1.94%	-16.03% to -18.15%
2017	0.40% to 2.90%	12,810,235	18.44 to 14.80	214,282,184	1.95%	22.23% to 19.17%
2016	0.40% to 2.95%	14,534,440	15.09 to 12.37	201,090,496	2.11%	0.71% to -1.86%
2015	0.40% to 2.95%	14,993,808	14.98 to 12.60	208,223,888	1.84%	-4.29% to -6.74%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.40% to 2.80%	825,933	10.78 to 10.35	8,739,047	4.00%	6.16% to 3.60%
2018	0.40% to 2.40%	327,763	10.16 to 10.02	3,305,170	4.11%	1.56% to 0.19%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.80% to 1.40%	937,161	56.22 to 59.25	130,888,989	1.14%	28.27% to 27.50%
2018	0.80% to 1.40%	1,054,265	43.83 to 46.48	113,465,570	1.06%	-0.81% to -1.41%
2017	0.80% to 1.40%	1,184,299	44.19 to 47.14	128,403,881	1.00%	19.56% to 18.84%
2016	0.80% to 1.40%	1,304,033	36.96 to 39.67	118,905,204	1.39%	10.50% to 9.83%
2015	0.80% to 1.40%	1,468,479	33.45 to 36.12	121,497,169	1.19%	0.13% to -0.48%
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
2019	0.40% to 2.90%	3,243,676	23.82 to 25.65	112,585,840	0.92%	28.51% to 25.28%
2018	0.65% to 2.90%	3,413,423	17.83 to 20.47	93,554,314	0.78%	-0.93% to -3.19%
2017	0.65% to 2.90%	4,014,588	17.99 to 21.15	112,084,631	0.74%	19.47% to 16.77%
2016	0.40% to 2.95%	4,706,075	15.58 to 17.98	111,044,455	1.12%	10.71% to 7.89%
2015	0.40% to 2.95%	5,584,163	14.07 to 16.67	120,383,706	0.93%	0.26% to -2.31%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2019	0.40% to 0.60%	224,130	19.66 to 19.40	4,386,568	1.93%	26.80% to 26.55%
2018	0.40% to 0.60%	207,195	15.50 to 15.33	3,200,981	2.56%	-7.63% to -7.82%
2017	0.40% to 0.60%	64,704	16.78 to 16.63	1,084,015	4.50%	17.52% to 17.29%
2016	0.40% to 0.60%	15,125	14.28 to 14.18	215,630	2.58%	17.42% to 17.18%
2015	0.40% to 0.60%	22,472	12.16 to 12.10	273,070	1.35%	-6.67% to -6.86%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2019	0.40% to 2.90%	9,239,208	23.78 to 25.47	327,350,159	1.75%	26.50% to 23.32%
2018	0.40% to 2.90%	8,038,252	18.80 to 20.65	226,539,313	1.71%	-7.83% to -10.16%
2017	0.40% to 2.90%	6,803,971	20.39 to 22.99	208,825,609	3.09%	17.22% to 14.29%
2016	0.40% to 2.95%	6,230,456	17.40 to 19.97	164,047,875	2.16%	17.10% to 14.11%
2015	0.40% to 2.95%	7,132,894	14.86 to 17.50	162,129,967	1.55%	-6.89% to -9.27%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.80% to 1.40%	385,691	18.76 to 16.65	6,568,627	0.00%	34.63% to 33.81%
2018	0.80% to 1.40%	420,135	13.93 to 12.44	5,337,564	0.00%	-8.68% to -9.24%
2017	0.80% to 1.40%	461,080	15.26 to 13.71	6,438,048	0.00%	23.93% to 23.18%
2016	0.80% to 1.40%	487,634	12.31 to 11.13	5,511,328	0.00%	7.44% to 6.79%
2015	0.80% to 1.40%	608,574	11.46 to 10.42	6,436,694	0.00%	-0.05% to -0.65%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2019	0.40% to 2.85%	1,200,642	22.53 to 25.36	40,915,829	0.00%	34.84% to 31.52%
2018	0.40% to 2.85%	1,224,052	16.71 to 19.28	31,271,546	0.00%	-8.58% to -10.85%
2017	0.75% to 2.85%	1,227,824	18.26 to 21.63	34,761,039	0.00%	23.71% to 21.11%
2016	0.40% to 2.85%	1,265,979	15.53 to 17.86	29,153,361	0.00%	7.63% to 4.99%
2015	0.40% to 2.80%	1,375,061	14.43 to 17.12	29,882,885	0.00%	0.13% to -2.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.40% to 1.40%	806,570	19.15 to 75.19	60,484,876	0.07%	25.15% to 23.89%
2018	0.40% to 1.40%	888,494	15.30 to 60.69	53,898,367	0.01%	-12.99% to -13.86%
2017	0.40% to 1.40%	1,004,309	17.58 to 70.46	70,169,362	0.00%	13.03% to 11.90%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	1,123,947	15.55 to 62.96	70,421,172	0.32%	22.34% to 21.12%
2015	0.40% to 1.40%	1,264,093	12.71 to 51.99	65,157,947	0.36%	-2.03% to -3.01%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2019	0.40% to 2.85%	1,019,467	23.67 to 29.92	41,289,671	0.00%	24.85% to 21.78%
2018	0.40% to 2.85%	1,077,040	18.95 to 24.56	35,320,370	0.00%	-13.18% to -15.33%
2017	0.40% to 2.85%	1,205,338	21.83 to 29.01	46,095,743	0.00%	12.75% to 9.98%
2016	0.40% to 2.85%	1,300,494	19.36 to 26.38	44,530,901	0.10%	22.05% to 19.06%
2015	0.40% to 2.65%	1,435,176	15.87 to 24.84	40,859,982	0.14%	-2.29% to -4.50%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.40% to 1.40%	374,687	11.91 to 25.38	8,798,661	2.37%	22.45% to 21.22%
2018	0.40% to 1.40%	400,658	9.73 to 20.93	7,946,756	0.64%	-17.75% to -18.58%
2017	0.40% to 1.40%	452,326	11.82 to 25.71	11,025,859	1.38%	40.94% to 39.53%
2016	0.40% to 1.40%	426,004	8.39 to 18.43	7,799,060	0.81%	7.29% to 6.21%
2015	0.40% to 1.40%	494,600	7.82 to 17.35	8,589,139	0.80%	-16.33% to -17.17%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2019	0.75% to 2.80%	1,580,746	11.97 to 27.63	54,828,054	2.19%	21.75% to 19.23%
2018	0.75% to 2.80%	1,701,880	9.83 to 23.17	48,869,518	0.43%	-18.28% to -19.98%
2017	0.75% to 2.80%	1,953,769	12.03 to 28.96	67,991,928	0.95%	40.16% to 37.28%
2016	0.75% to 2.80%	1,775,366	8.58 to 21.10	45,333,109	0.81%	6.67% to 4.48%
2015	0.75% to 2.80%	2,110,360	8.04 to 20.19	50,910,242	0.47%	-16.86% to -18.58%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.40% to 1.40%	887,888	13.84 to 16.02	14,250,205	2.48%	18.64% to 17.45%
2018	0.40% to 1.40%	1,056,569	11.67 to 13.64	14,455,330	2.01%	-14.88% to -15.74%
2017	0.40% to 1.40%	1,111,699	13.71 to 16.19	18,155,383	1.70%	26.94% to 25.67%
2016	0.40% to 1.40%	1,229,114	10.80 to 12.88	15,966,524	2.09%	0.47% to -0.54%
2015	0.40% to 1.40%	1,434,332	10.75 to 12.95	18,728,602	0.48%	-3.44% to -4.41%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2019	0.40% to 2.75%	4,290,709	12.12 to 8.83	43,690,147	2.31%	18.44% to 15.64%
2018	0.40% to 2.80%	4,687,087	10.23 to 7.60	40,790,812	1.81%	-15.14% to -17.20%
2017	0.40% to 2.80%	5,107,600	12.06 to 9.17	52,776,198	1.53%	26.57% to 23.53%
2016	0.40% to 2.80%	4,680,764	9.53 to 7.43	38,728,376	1.94%	0.23% to -2.18%
2015	0.40% to 2.80%	4,786,711	9.50 to 7.59	39,980,311	0.29%	-3.61% to -5.93%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.40% to 1.40%	571,880	16.68 to 41.43	23,770,709	1.03%	18.52% to 17.33%
2018	0.40% to 1.40%	644,567	14.07 to 35.31	22,896,879	0.66%	-17.29% to -18.12%
2017	0.40% to 1.40%	734,822	17.02 to 43.12	31,669,137	0.50%	8.63% to 7.54%
2016	0.40% to 1.40%	827,693	15.66 to 40.10	33,242,961	0.64%	25.43% to 24.17%
2015	0.40% to 1.40%	920,025	12.49 to 32.29	29,770,072	0.68%	-6.40% to -7.34%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2019	0.40% to 2.85%	927,362	23.36 to 27.80	35,485,822	0.87%	18.22% to 15.31%
2018	0.40% to 2.85%	987,854	19.76 to 24.11	32,404,893	0.45%	-17.46% to -19.50%
2017	0.40% to 2.85%	1,059,738	23.94 to 29.95	42,566,701	0.28%	8.32% to 5.66%
2016	0.40% to 2.85%	1,159,257	22.10 to 28.35	43,560,924	0.47%	25.11% to 22.04%
2015	0.40% to 2.75%	1,128,122	17.66 to 23.53	34,331,477	0.47%	-6.66% to -8.87%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.40% to 2.85%	15,592,346	23.32 to 19.99	374,098,028	0.65%	34.24% to 30.94%
2018	0.40% to 2.85%	15,904,781	17.37 to 15.27	287,097,447	0.23%	-9.79% to -12.02%
2017	0.40% to 2.85%	16,304,900	19.25 to 17.36	329,817,513	0.71%	30.44% to 27.25%
2016	0.40% to 2.85%	16,411,990	14.76 to 13.64	257,450,632	1.51%	-0.21% to -2.66%
2015	0.40% to 2.85%	16,378,721	14.79 to 14.01	260,099,991	0.66%	6.12% to 3.51%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.40% to 2.85%	24,941,956	27.07 to 21.51	643,170,424	0.35%	29.76% to 26.57%
2018	0.40% to 2.85%	25,709,376	20.86 to 16.99	515,914,129	0.30%	-1.06% to -3.50%
2017	0.40% to 2.85%	28,116,220	21.09 to 17.61	575,608,752	0.31%	27.29% to 24.17%
2016	0.40% to 2.85%	27,107,207	16.57 to 14.18	441,281,396	0.23%	8.63% to 5.96%
2015	0.40% to 2.85%	27,464,041	15.25 to 13.38	416,565,768	0.73%	6.00% to 3.39%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.40% to 3.00%	175,046,931	25.07 to 17.05	3,652,605,180	1.33%	25.16% to 21.90%
2018	0.40% to 3.00%	169,771,107	20.03 to 13.99	2,852,695,243	1.00%	-2.58% to -5.14%
2017	0.40% to 3.00%	176,625,407	20.56 to 14.75	3,074,278,440	1.40%	21.44% to 18.28%
2016	0.40% to 3.00%	180,180,514	16.93 to 12.47	2,606,571,152	1.21%	10.64% to 7.76%
2015	0.40% to 3.10%	165,263,144	15.30 to 11.47	2,181,652,320	0.86%	0.68% to -2.05%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
2019	0.80% to 1.40%	230,954	10.31 to 9.96	2,309,936	22.62%	15.62% to 14.92%
2018	0.80% to 1.40%	245,331	8.92 to 8.67	2,133,871	4.09%	-17.83% to -18.33%
2017	0.80% to 1.40%	297,403	10.85 to 10.61	3,164,246	2.68%	21.94% to 21.21%
2016	0.80% to 1.40%	343,303	8.90 to 8.76	3,011,220	3.00%	4.39% to 3.76%
2015	0.80% to 1.40%	394,375	8.53 to 8.44	3,331,749	1.22%	-5.88% to -6.45%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
2019	0.40% to 2.85%	3,212,335	10.40 to 13.30	52,967,430	22.94%	15.79% to 12.94%
2018	0.40% to 2.85%	3,238,080	8.98 to 11.78	46,546,043	4.15%	-17.67% to -19.71%
2017	0.40% to 2.85%	3,357,520	10.91 to 14.67	59,286,156	2.40%	22.05% to 19.05%
2016	0.40% to 2.85%	3,854,051	8.94 to 12.32	56,323,559	2.61%	4.56% to 2.00%
2015	0.40% to 2.85%	3,936,869	8.55 to 12.08	55,722,655	1.02%	-5.72% to -8.04%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.40% to 2.80%	6,508,380	18.77 to 15.95	113,046,259	0.98%	24.46% to 21.46%
2018	0.40% to 2.80%	5,983,119	15.08 to 13.14	84,445,236	1.15%	-11.70% to -13.84%
2017	0.40% to 2.80%	5,388,295	17.08 to 15.25	87,059,918	1.01%	13.73% to 10.99%
2016	0.40% to 2.80%	3,887,870	15.02 to 13.74	55,789,584	1.21%	20.39% to 17.50%
2015	0.40% to 2.80%	3,214,294	12.48 to 11.69	38,783,835	1.30%	-5.26% to -7.55%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2019	0.40% to 0.60%	211,198	13.19 to 13.01	2,759,169	3.29%	20.93% to 20.69%
2018	0.40% to 0.60%	215,853	10.91 to 10.78	2,333,786	3.19%	-14.25% to -14.42%
2017	0.40% to 0.60%	107,945	12.72 to 12.60	1,362,876	3.41%	24.06% to 23.81%
2016	0.40% to 0.60%	57,766	10.25 to 10.18	589,297	3.45%	0.35% to 0.15%
2015	0.40% to 0.60%	29,332	10.21 to 10.16	298,906	3.39%	-1.65% to -1.85%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2019	0.40% to 2.65%	9,034,263	11.58 to 9.81	103,403,145	3.26%	20.72% to 17.99%
2018	0.40% to 2.65%	8,362,077	9.59 to 8.31	80,089,453	2.43%	-14.47% to -16.42%
2017	0.40% to 2.65%	7,174,717	11.22 to 9.94	81,139,401	2.73%	23.96% to 21.17%
2016	0.40% to 2.65%	5,900,388	9.05 to 8.21	54,316,240	2.49%	0.12% to -2.13%
2015	0.40% to 2.65%	5,462,717	9.04 to 8.38	50,837,544	2.14%	-1.78% to -4.00%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.40% to 2.80%	6,253,581	27.64 to 34.82	269,028,856	1.35%	25.15% to 22.13%
2018	0.40% to 2.80%	6,128,379	22.08 to 28.51	212,732,342	1.34%	-11.74% to -13.88%
2017	0.40% to 2.75%	6,064,937	25.02 to 33.36	241,178,040	1.12%	15.32% to 12.60%
2016	0.40% to 2.75%	5,547,630	21.70 to 29.62	193,989,657	1.30%	19.81% to 16.99%
2015	0.40% to 2.75%	5,257,305	18.11 to 25.32	155,396,682	1.13%	-2.92% to -5.21%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2019	0.40% to 2.85%	42,214,877	22.04 to 18.67	859,690,531	1.96%	30.32% to 27.11%
2018	0.40% to 2.85%	39,634,312	16.92 to 14.69	626,230,873	1.58%	-5.26% to -7.60%
2017	0.40% to 2.85%	36,584,258	17.85 to 15.90	616,540,600	1.70%	20.74% to 17.78%
2016	0.40% to 2.85%	29,882,432	14.79 to 13.50	421,737,187	1.92%	10.95% to 8.23%
2015	0.40% to 2.85%	22,546,059	13.33 to 12.47	290,326,944	2.08%	0.54% to -1.93%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.40% to 2.95%	5,158,120	30.58 to 23.50	159,314,343	1.94%	23.24% to 20.08%
2018	0.60% to 2.95%	5,818,163	24.34 to 19.57	147,546,091	1.43%	-9.40% to -11.56%
2017	0.40% to 2.95%	6,560,953	27.34 to 22.13	186,479,931	1.52%	17.96% to 14.95%
2016	0.40% to 2.95%	7,220,827	23.17 to 19.25	175,539,717	1.59%	9.03% to 6.25%
2015	0.40% to 2.95%	8,101,133	21.26 to 18.12	183,423,552	1.36%	-1.39% to -3.92%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2019	0.40% to 2.85%	176,138,480	13.83 to 12.07	2,302,956,756	1.84%	18.49% to 15.58%
2018	0.40% to 2.85%	153,008,686	11.67 to 10.44	1,703,853,239	1.37%	-5.20% to -7.55%
2017	0.40% to 2.85%	126,440,617	12.31 to 11.29	1,499,418,756	2.09%	17.08% to 14.21%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	96,551,805	10.51 to 9.89	987,741,851	0.00%	8.11% to 5.46%
2015	0.40% to 2.85%	62,152,068	9.72 to 9.37	594,463,401	2.53%	-2.64% to -5.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.40% to 3.05%	23,851,697	18.90 to 20.90	680,301,892	2.00%	21.34% to 18.11%
2018	0.40% to 3.05%	27,509,783	15.57 to 17.69	655,533,119	1.54%	-8.10% to -10.56%
2017	0.40% to 3.05%	31,674,347	16.94 to 19.78	832,456,412	1.58%	16.21% to 13.13%
2016	0.40% to 3.05%	35,794,497	14.58 to 17.49	819,396,754	1.71%	8.05% to 5.18%
2015	0.40% to 3.05%	40,552,102	13.49 to 16.62	868,125,115	1.39%	-1.13% to -3.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.40% to 3.00%	90,632,346	17.88 to 17.66	2,089,633,792	2.13%	17.27% to 14.21%
2018	0.40% to 3.00%	100,698,428	15.25 to 15.46	2,004,019,494	1.76%	-6.06% to -8.53%
2017	0.40% to 3.00%	113,080,530	16.23 to 16.90	2,422,541,268	1.73%	12.48% to 9.55%
2016	0.40% to 3.00%	122,410,696	14.43 to 15.43	2,360,915,572	1.85%	6.72% to 3.94%
2015	0.40% to 3.00%	133,428,382	13.52 to 14.84	2,440,679,096	1.57%	-0.73% to -3.32%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.40% to 3.00%	37,248,051	16.40 to 14.63	713,356,346	2.14%	13.03% to 10.08%
2018	0.40% to 3.00%	41,053,128	14.51 to 13.29	703,386,792	1.88%	-4.12% to -6.64%
2017	0.40% to 3.00%	44,950,379	15.14 to 14.24	812,216,637	1.82%	8.78% to 5.94%
2016	0.40% to 3.00%	48,904,136	13.92 to 13.44	821,832,274	1.93%	5.28% to 2.54%
2015	0.40% to 3.00%	50,084,778	13.22 to 13.11	808,694,181	1.65%	-0.43% to -3.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.40% to 2.70%	37,616,534	15.40 to 12.62	581,852,781	2.16%	9.09% to 6.58%
2018	0.40% to 2.70%	41,086,948	14.12 to 11.84	587,674,624	1.98%	-2.20% to -4.47%
2017	0.40% to 2.80%	45,224,620	14.43 to 11.97	668,524,661	1.90%	5.26% to 2.73%
2016	0.60% to 2.80%	48,849,367	13.50 to 11.65	692,459,501	1.98%	3.64% to 1.35%
2015	0.60% to 2.80%	46,933,158	13.03 to 11.49	647,698,253	1.73%	-0.34% to -2.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.40% to 3.00%	344,268,967	28.74 to 15.86	6,765,651,488	1.62%	20.30% to 17.16%
2018	0.40% to 3.00%	363,160,318	23.89 to 13.54	5,986,647,628	1.18%	-5.36% to -7.85%
2017	0.40% to 3.00%	379,710,213	25.24 to 14.69	6,679,034,798	1.10%	15.33% to 12.33%
2016	0.40% to 3.00%	385,906,351	21.89 to 13.08	5,945,846,700	1.95%	8.56% to 5.74%
2015	0.40% to 3.10%	375,976,645	20.16 to 12.25	5,391,012,966	1.44%	0.58% to -2.15%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2019	0.40% to 2.70%	4,425,266	29.59 to 14.37	72,133,662	2.82%	23.46% to 20.61%
2018	0.40% to 2.70%	4,587,657	23.96 to 11.91	61,099,009	1.84%	-11.10% to -13.17%
2017	0.65% to 2.70%	4,871,759	26.38 to 13.72	73,924,018	1.25%	19.02% to 16.57%
2016	0.75% to 2.70%	5,239,664	21.99 to 11.77	67,465,921	2.34%	7.55% to 5.45%
2015	0.40% to 2.70%	5,356,750	20.93 to 11.16	64,715,621	2.80%	-2.15% to -4.41%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2019	0.40% to 2.75%	19,173,402	20.18 to 14.03	310,244,835	2.79%	21.74% to 18.87%
2018	0.40% to 2.75%	21,482,129	16.58 to 11.80	289,247,189	1.94%	-9.87% to -12.01%
2017	0.40% to 3.05%	24,451,473	18.39 to 13.02	369,304,104	1.46%	17.60% to 14.48%
2016	0.40% to 3.05%	27,286,181	15.64 to 11.37	354,523,164	2.56%	7.16% to 4.32%
2015	0.40% to 3.05%	29,878,087	14.59 to 10.90	366,262,797	3.03%	-1.90% to -4.51%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
2019	0.40% to 2.95%	149,287,227	19.62 to 13.48	2,397,275,270	2.79%	19.76% to 16.69%
2018	0.40% to 2.95%	167,139,954	16.38 to 11.55	2,264,765,326	1.97%	-8.53% to -10.88%
2017	0.40% to 2.95%	185,428,749	17.91 to 12.96	2,776,209,980	1.62%	15.34% to 12.40%
2016	0.40% to 3.00%	200,598,080	15.53 to 11.48	2,632,282,710	2.68%	6.89% to 4.11%
2015	0.40% to 3.00%	217,431,242	14.52 to 11.02	2,697,751,014	2.99%	-1.72% to -4.29%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2019	0.40% to 3.40%	152,335,696	18.76 to 12.35	2,366,315,044	2.70%	17.67% to 14.13%
2018	0.40% to 3.40%	169,751,666	15.94 to 10.82	2,264,195,193	2.01%	-7.46% to -10.26%
2017	0.40% to 3.40%	187,940,542	17.22 to 12.06	2,738,361,078	1.75%	13.51% to 10.11%
2016	0.40% to 3.40%	204,434,070	15.17 to 10.95	2,651,970,663	2.67%	6.31% to 3.12%
2015	0.40% to 3.40%	218,892,033	14.27 to 10.62	2,699,910,291	2.81%	-1.46% to -4.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2019	0.40% to 3.10%	136,546,286	17.82 to 12.29	2,043,288,342	2.61%	15.71% to 12.58%
2018	0.40% to 3.10%	148,478,478	15.40 to 10.92	1,939,268,123	2.19%	-6.61% to -9.16%
2017	0.40% to 3.10%	161,832,789	16.49 to 12.02	2,286,483,422	1.86%	11.60% to 8.59%
2016	0.40% to 3.10%	170,712,773	14.78 to 11.07	2,182,783,312	2.64%	5.68% to 2.83%
2015	0.40% to 3.10%	174,013,314	13.98 to 10.76	2,126,792,967	2.65%	-1.45% to -4.13%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2019	0.40% to 2.95%	49,936,654	17.02 to 12.07	719,567,509	2.57%	13.84% to 10.93%
2018	0.40% to 2.95%	55,035,016	14.95 to 10.88	703,698,360	2.16%	-5.15% to -7.59%
2017	0.40% to 2.95%	60,127,400	15.76 to 11.78	819,027,614	1.88%	9.45% to 6.65%
2016	0.40% to 2.95%	65,146,020	14.40 to 11.04	819,439,987	2.59%	5.57% to 2.88%
2015	0.40% to 2.95%	68,111,828	13.64 to 10.73	819,912,745	2.47%	-1.46% to -3.98%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2019	0.40% to 2.85%	47,160,771	15.90 to 11.09	617,094,844	2.48%	10.23% to 7.52%
2018	0.40% to 2.85%	50,580,027	14.43 to 10.32	605,610,214	2.15%	-3.00% to -5.40%
2017	0.40% to 2.85%	55,841,512	14.87 to 10.90	696,634,215	2.03%	5.93% to 3.34%
2016	0.40% to 2.85%	60,815,023	14.04 to 10.55	723,035,083	2.47%	4.20% to 1.64%
2015	0.40% to 2.85%	61,515,066	13.47 to 10.38	708,882,876	2.11%	-1.13% to -3.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.40% to 2.95%	82,100,866	20.75 to 15.74	1,523,490,816	2.18%	14.88% to 11.94%
2018	0.40% to 2.95%	87,424,198	18.06 to 14.06	1,425,937,414	1.89%	-5.23% to -7.67%
2017	0.40% to 2.95%	92,168,347	19.06 to 15.23	1,602,315,736	1.84%	10.69% to 7.86%
2016	0.40% to 2.95%	94,544,701	17.22 to 14.12	1,499,704,435	1.99%	5.88% to 3.18%
2015	0.40% to 2.95%	87,448,829	16.26 to 13.68	1,323,221,002	1.76%	-0.57% to -3.12%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.40% to 2.65%	62,012,665	25.28 to 19.81	1,397,418,551	2.05%	19.46% to 16.76%
2018	0.40% to 2.65%	68,870,094	21.16 to 16.97	1,312,150,957	1.65%	-6.85% to -8.96%
2017	0.40% to 2.65%	75,042,840	22.72 to 18.64	1,551,449,320	1.66%	14.35% to 11.78%
2016	0.40% to 2.65%	79,973,616	19.86 to 16.67	1,461,461,049	1.80%	7.31% to 4.89%
2015	0.40% to 2.65%	83,811,605	18.51 to 15.90	1,442,283,040	1.55%	-0.93% to -3.17%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
2019	0.40% to 2.50%	1,309,996	14.69 to 12.75	17,489,384	1.68%	17.04% to 14.58%
2018	0.40% to 2.50%	1,200,259	12.55 to 11.13	13,865,261	1.85%	-8.19% to -10.14%
2017	0.40% to 2.50%	696,475	13.67 to 12.38	8,938,477	1.42%	13.38% to 10.99%
2016	0.40% to 2.45%	612,499	12.06 to 11.18	7,018,150	1.38%	8.33% to 6.11%
2015	0.40% to 2.40%	474,175	11.13 to 10.55	5,086,004	3.11%	-2.15% to -4.12%
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
2019	0.40% to 2.55%	1,555,557	15.71 to 13.58	22,706,372	1.93%	19.29% to 16.71%
2018	0.40% to 2.55%	1,144,692	13.17 to 11.64	14,081,019	1.96%	-10.55% to -12.49%
2017	0.40% to 2.55%	740,582	14.72 to 13.30	10,290,649	2.44%	17.41% to 14.89%
2016	1.15% to 2.40%	320,782	12.20 to 11.64	3,833,860	1.84%	10.11% to 8.72%
2015	1.30% to 2.40%	170,818	11.03 to 10.71	1,861,135	5.84%	-4.42% to -5.48%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2019	0.40% to 2.85%	99,738,845	13.88 to 11.76	1,290,791,219	2.56%	14.95% to 12.13%
2018	0.40% to 2.85%	102,058,787	12.08 to 10.49	1,160,290,390	1.95%	-7.45% to -9.74%
2017	0.40% to 2.85%	100,871,469	13.05 to 11.62	1,251,039,482	1.67%	17.32% to 14.44%
2016	0.40% to 2.85%	98,053,986	11.12 to 10.15	1,047,139,959	2.40%	5.79% to 3.19%
2015	0.40% to 2.85%	91,651,481	10.51 to 9.84	935,119,776	1.21%	-5.26% to -7.59%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2019	0.40% to 2.85%	46,655,575	13.35 to 11.30	580,249,932	2.48%	13.40% to 10.61%
2018	0.40% to 2.85%	47,957,987	11.77 to 10.22	531,181,200	2.09%	-7.39% to -9.68%
2017	0.40% to 2.85%	49,134,469	12.71 to 11.32	593,599,285	1.71%	14.31% to 11.50%
2016	0.40% to 2.85%	49,115,359	11.12 to 10.15	524,456,631	2.38%	5.14% to 2.56%
2015	0.40% to 2.85%	45,300,352	10.57 to 9.89	464,991,727	1.31%	-4.68% to -7.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2019	0.40% to 2.85%	84,974,755	13.97 to 11.83	1,108,144,785	2.18%	14.79% to 11.96%
2018	0.40% to 2.85%	85,245,155	12.17 to 10.57	977,724,910	1.79%	-6.43% to -8.75%
2017	0.40% to 2.85%	82,410,823	13.01 to 11.58	1,019,974,342	1.72%	16.50% to 13.64%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	77,549,916	11.17 to 10.19	832,143,425	1.82%	6.52% to 3.91%
2015	0.40% to 2.85%	65,985,280	10.48 to 9.81	671,610,820	1.87%	-4.34% to -6.69%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2019	0.40% to 2.85%	38,077,091	13.34 to 11.30	473,812,981	2.21%	12.55% to 9.78%
2018	0.40% to 2.85%	38,304,461	11.86 to 10.29	427,640,894	1.87%	-6.00% to -8.33%
2017	0.40% to 2.85%	38,456,865	12.61 to 11.23	461,308,267	1.78%	13.58% to 10.79%
2016	0.40% to 2.85%	37,537,776	11.11 to 10.14	400,604,316	1.85%	5.29% to 2.70%
2015	0.40% to 2.85%	33,773,880	10.55 to 9.87	345,921,135	1.67%	-3.63% to -6.00%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.40% to 2.90%	5,359,460	11.17 to 8.11	62,808,951	1.93%	3.27% to 0.68%
2018	0.40% to 2.90%	6,261,593	10.82 to 8.06	71,476,654	1.53%	0.61% to -1.92%
2017	0.40% to 2.90%	7,094,458	10.75 to 8.22	81,907,897	1.44%	0.49% to -2.03%
2016	0.40% to 2.90%	7,701,381	10.70 to 8.39	88,811,356	1.13%	0.82% to -1.71%
2015	0.40% to 2.90%	8,637,198	10.61 to 8.53	99,694,654	1.36%	-0.22% to -2.72%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2019	1.25% to 2.25%	7,137	17.36 to 14.95	116,470	0.15%	26.09% to 24.81%
2018	1.25% to 2.25%	8,216	13.77 to 11.98	106,639	0.12%	-18.00% to -18.83%
2017	1.15% to 2.25%	15,424	17.01 to 14.76	248,183	1.09%	25.31% to 23.92%
2016	1.50% to 2.25%	7,651	13.02 to 11.91	95,716	0.53%	-3.28% to -4.02%
2015	1.50% to 2.25%	7,363	13.46 to 12.41	96,067	1.00%	0.00% to -0.76%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2019	0.80% to 2.50%	72,408	14.91 to 37.78	3,157,985	0.00%	31.42% to 29.17%
2018	0.80% to 2.50%	75,180	11.35 to 29.25	2,533,406	0.00%	-7.31% to -8.91%
2017	0.80% to 2.50%	91,628	12.24 to 32.11	3,318,695	0.00%	23.57% to 21.46%
2016	0.80% to 2.50%	82,950	9.91 to 26.44	2,432,375	0.00%	3.33% to 1.56%
2015	0.80% to 2.50%	108,418	9.59 to 26.03	3,145,377	0.00%	-4.12% to -1.53%	****
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.80% to 2.35%	446,891	32.22 to 30.27	15,844,032	0.41%	24.88% to 22.93%
2018	0.80% to 2.35%	512,948	25.80 to 24.63	14,641,239	0.46%	-6.48% to -7.95%
2017	0.80% to 2.35%	620,643	27.59 to 26.76	19,084,309	0.50%	17.48% to 15.65%
2016	0.80% to 2.65%	731,358	23.49 to 22.18	19,228,044	0.66%	8.99% to 6.96%
2015	0.80% to 2.65%	879,767	21.55 to 20.74	21,369,110	0.54%	-1.26% to -3.10%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2019	1.30% to 2.55%	851,617	12.13 to 11.07	10,056,420	1.92%	12.69% to 11.26%
2018	1.30% to 2.55%	925,125	10.77 to 9.95	9,728,895	1.29%	-7.63% to -8.81%
2017	1.30% to 2.55%	1,009,768	11.66 to 10.91	11,532,572	1.17%	8.81% to 7.44%
2016	1.30% to 2.80%	1,100,769	10.71 to 9.62	11,591,799	0.91%	4.44% to 2.86%
2015	1.30% to 2.80%	1,241,805	10.26 to 9.36	12,569,710	1.16%	-6.01% to -7.44%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2019	1.30% to 2.50%	407,232	12.96 to 11.87	5,078,242	1.36%	15.12% to 13.72%
2018	1.30% to 2.50%	443,562	11.26 to 10.44	4,832,206	0.76%	-10.28% to -11.37%
2017	1.30% to 2.50%	908,323	12.55 to 11.78	11,186,391	1.29%	15.81% to 14.41%
2016	1.30% to 2.50%	957,595	10.83 to 10.30	10,223,761	1.34%	3.79% to 2.53%
2015	1.30% to 2.50%	1,049,821	10.44 to 10.04	10,832,301	1.56%	-10.56% to -11.64%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2019	1.30% to 2.85%	597,271	12.94 to 10.81	7,455,381	1.80%	14.38% to 12.58%
2018	1.30% to 2.85%	629,849	11.32 to 9.60	6,905,389	1.24%	-8.82% to -10.26%
2017	1.30% to 2.85%	706,332	12.41 to 10.70	8,535,354	1.24%	12.14% to 10.39%
2016	1.15% to 2.85%	764,557	11.14 to 9.69	8,281,252	1.11%	4.63% to 2.84%
2015	1.15% to 2.85%	862,211	10.64 to 9.42	8,995,509	1.26%	-7.75% to -9.33%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2019	0.40% to 2.85%	6,714,306	10.71 to 9.78	69,148,806	2.37%	2.29% to -0.23%
2018	0.40% to 2.85%	4,846,128	10.48 to 9.80	49,347,196	2.12%	1.02% to -1.48%
2017	0.40% to 2.85%	2,423,474	10.37 to 9.95	24,681,162	1.63%	1.90% to -0.60%
2016	0.40% to 2.50%	944,987	10.18 to 10.03	9,541,193	0.94%	1.76% to 0.32%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2019	0.40%	23,677	10.86	257,017	3.31%	8.03%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40%	1,696	10.05	17,043	0.43%	0.49%	****
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2019	0.40% to 0.60%	26,395	10.08 to 9.95	265,577	1.59%	7.89% to 7.68%
2018	0.40% to 0.60%	25,651	9.34 to 9.24	239,192	2.32%	-2.70% to -2.90%
2017	0.40% to 0.60%	18,070	9.60 to 9.51	173,164	2.24%	3.15% to 2.94%
2016	0.40% to 0.60%	17,059	9.31 to 9.24	158,754	2.17%	4.66% to 4.45%
2015	0.40% to 0.60%	15,317	8.90 to 8.85	136,240	5.77%	-3.19% to -3.38%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2019	0.40% to 0.60%	53,592	12.72 to 12.55	678,593	1.76%	6.58% to 6.37%
2018	0.40% to 0.60%	52,907	11.93 to 11.80	628,907	1.41%	1.71% to 1.50%
2017	0.40% to 0.60%	11,528	11.73 to 11.62	135,131	5.13%	2.35% to 2.15%
2016	0.40%	10,635	11.46	121,889	1.40%	6.06%
2015	0.40% to 0.60%	12,103	10.81 to 10.75	130,620	3.29%	-0.11% to -0.31%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2019	0.40% to 0.60%	5,450	10.50 to 10.47	57,094	4.33%	4.41% to 4.20%
2018	0.40% to 0.60%	5,377	10.06 to 10.04	54,032	1.57%	0.58% to 0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2019	0.40% to 2.80%	3,633,506	11.69 to 10.65	42,412,486	2.81%	11.30% to 8.62%
2018	0.40% to 2.75%	3,832,626	10.50 to 9.84	40,668,162	3.02%	-5.83% to -8.06%
2017	0.40% to 2.75%	4,156,552	11.15 to 10.70	47,412,110	4.52%	12.93% to 10.27%
2016	0.40% to 2.75%	4,281,948	9.88 to 9.70	43,779,732	2.51%	12.45% to 9.81%
2015	0.40% to 2.75%	4,507,663	8.78 to 8.84	41,502,382	3.17%	-9.55% to -11.69%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2019	0.40% to 2.75%	1,330,616	13.33 to 10.33	15,596,010	1.90%	6.49% to 3.98%
2018	0.40% to 2.75%	1,483,969	12.52 to 9.94	16,536,038	4.83%	-4.46% to -6.73%
2017	0.40% to 2.75%	1,504,589	13.10 to 10.65	17,756,763	1.47%	10.29% to 7.70%
2016	0.40% to 2.75%	1,723,219	11.88 to 9.89	18,641,304	1.10%	2.49% to 0.08%
2015	0.40% to 2.75%	1,869,995	11.59 to 9.88	20,050,860	1.41%	-7.55% to -9.73%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2019	0.40% to 2.90%	33,581,573	12.80 to 9.76	382,289,769	2.66%	3.51% to 0.91%
2018	0.40% to 2.90%	35,595,616	12.36 to 9.67	395,408,156	1.81%	-0.17% to -2.69%
2017	0.40% to 2.90%	36,607,998	12.39 to 9.94	411,665,133	1.24%	0.85% to -1.68%
2016	0.40% to 2.95%	37,135,940	12.28 to 10.07	418,563,527	1.39%	0.90% to -1.68%
2015	0.40% to 2.95%	36,964,975	12.17 to 10.24	417,352,491	3.37%	-0.19% to -2.75%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2019	0.40% to 2.85%	31,717,096	12.64 to 10.18	363,477,084	2.90%	7.81% to 5.16%
2018	0.40% to 2.85%	34,163,917	11.72 to 9.68	366,647,370	2.44%	-1.03% to -3.48%
2017	0.40% to 2.85%	32,295,222	11.84 to 10.03	354,159,256	1.93%	4.40% to 1.84%
2016	0.40% to 2.85%	30,683,591	11.34 to 9.85	325,826,434	1.98%	2.17% to -0.33%
2015	0.40% to 2.85%	29,606,252	11.10 to 9.88	311,201,240	4.92%	-0.07% to -2.52%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2019	0.40% to 0.60%	20,926	5.91 to 5.83	123,184	4.29%	10.91% to 10.68%
2018	0.40% to 0.60%	22,048	5.33 to 5.27	117,213	2.02%	-14.55% to -14.72%
2017	0.40% to 0.60%	15,330	6.24 to 6.18	95,488	10.92%	1.64% to 1.44%
2016	0.40% to 0.60%	12,213	6.14 to 6.09	74,957	1.02%	14.41% to 14.18%
2015	0.40% to 0.60%	11,828	5.37 to 5.34	63,449	4.21%	-25.96% to -26.11%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2019	0.40% to 2.55%	1,163,994	12.07 to 10.44	12,978,458	4.32%	14.19% to 11.73%
2018	0.40% to 2.50%	1,107,456	10.57 to 9.37	10,939,981	4.02%	-5.21% to -7.22%
2017	0.40% to 2.45%	1,173,838	11.15 to 10.12	12,388,382	4.93%	9.34% to 7.10%
2016	0.40% to 2.45%	804,800	10.20 to 9.45	7,844,517	5.19%	12.76% to 10.45%
2015	0.40% to 2.50%	529,314	9.05 to 8.55	4,624,115	5.22%	-2.76% to -4.81%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2019	0.40% to 0.60%	19,301	13.36 to 13.18	256,990	4.85%	14.15% to 13.92%
2018	0.40% to 0.60%	20,123	11.70 to 11.57	234,817	4.96%	-3.14% to -3.34%
2017	0.40% to 0.60%	11,334	12.08 to 11.97	136,781	4.62%	6.09% to 5.88%
2016	0.40% to 0.60%	29,352	11.39 to 11.31	334,267	5.15%	11.91% to 11.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	8,419	10.18 to 10.12	85,656	4.24%	-2.16% to -2.36%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2019	0.60% to 2.10%	222,349	11.95 to 12.81	2,895,953	1.96%	29.62% to 27.67%
2018	0.95% to 2.10%	215,922	10.23 to 10.04	2,191,798	0.66%	-9.36% to -10.42%
2017	1.05% to 2.10%	168,534	11.28 to 11.20	1,896,326	0.00%	12.83% to 12.04%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2019	0.95% to 2.45%	208,365	18.45 to 17.50	3,782,197	0.12%	35.44% to 33.39%
2018	0.95% to 2.45%	160,245	13.62 to 13.12	2,159,663	0.00%	1.40% to -0.14%
2017	0.95% to 2.20%	124,428	13.43 to 13.19	1,659,378	0.09%	29.66% to 28.03%
2016	0.95% to 2.20%	98,505	10.36 to 10.30	1,018,101	0.00%	3.58% to 2.98%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2019	1.15% to 2.85%	889,855	22.15 to 16.59	18,098,499	1.22%	23.71% to 21.59%
2018	1.15% to 2.85%	412,873	17.91 to 13.64	6,930,959	1.23%	-20.05% to -21.43%
2017	1.15% to 2.85%	238,311	22.40 to 17.37	4,984,087	1.69%	25.13% to 22.98%
2016	1.15% to 2.85%	96,688	17.90 to 14.12	1,605,654	0.87%	-3.57% to -5.23%
2015	1.15% to 2.05%	11,987	18.56 to 16.53	211,545	1.27%	-1.01% to -1.91%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2019	0.40% to 2.55%	814,651	23.86 to 19.54	17,482,244	0.00%	23.51% to 20.84%
2018	0.40% to 2.55%	898,461	19.32 to 16.17	15,775,103	0.63%	-7.55% to -9.56%
2017	0.40% to 2.55%	1,110,094	20.90 to 17.88	21,345,191	0.55%	17.05% to 14.53%
2016	0.40% to 2.55%	1,272,457	17.86 to 15.61	21,151,245	0.61%	10.56% to 8.18%
2015	0.40% to 2.55%	1,378,482	16.15 to 14.43	20,959,247	0.51%	-7.54% to -9.54%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2019	0.40% to 0.60%	17,421	15.56 to 15.35	270,882	0.69%	18.19% to 17.95%
2018	0.40% to 0.60%	17,884	13.17 to 13.02	235,295	0.59%	-8.71% to -8.89%
2017	0.40% to 0.60%	26,309	14.42 to 14.29	379,276	0.97%	4.96% to 4.75%
2016	0.40% to 0.60%	24,702	13.74 to 13.64	339,279	1.95%	20.48% to 20.23%
2015	0.40% to 0.60%	25,239	11.41 to 11.34	287,775	0.73%	-12.15% to -12.33%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.40% to 2.85%	6,515,519	48.47 to 38.10	281,656,169	0.00%	28.12% to 24.96%
2018	0.40% to 2.85%	7,141,535	37.83 to 30.49	243,790,188	0.00%	0.45% to -2.03%
2017	0.40% to 2.85%	7,441,709	37.66 to 31.12	255,692,808	0.00%	26.80% to 23.69%
2016	0.40% to 2.85%	7,778,961	29.70 to 25.16	213,291,589	0.00%	-11.07% to -13.25%
2015	0.40% to 2.85%	9,260,603	33.40 to 29.01	289,485,338	0.00%	12.02% to 9.27%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2019	0.40% to 0.60%	20,955	12.23 to 12.19	256,083	0.00%	38.19% to 37.91%	****
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2019	0.40% to 2.85%	4,531,754	6.69 to 5.16	25,916,249	0.00%	11.10% to 8.37%
2018	0.40% to 2.55%	4,611,558	6.02 to 4.86	23,971,126	0.00%	-28.71% to -30.26%
2017	0.40% to 2.85%	4,333,652	8.45 to 6.85	31,995,322	0.00%	-2.36% to -4.76%
2016	0.40% to 2.85%	5,646,906	8.65 to 7.19	43,116,182	0.29%	42.84% to 39.34%
2015	0.40% to 2.80%	3,711,701	6.06 to 5.17	20,106,760	0.03%	-33.89% to -35.49%
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
2019	0.80% to 1.40%	253,821	21.20 to 20.79	6,133,783	0.34%	11.72% to 11.04%
2018	0.80% to 1.40%	288,142	18.98 to 18.72	6,272,880	7.69%	-6.89% to -7.46%
2017	0.80% to 1.40%	311,850	20.38 to 20.23	7,360,076	2.34%	11.35% to 10.68%
2016	0.80% to 1.40%	344,888	18.30 to 18.28	7,379,166	0.00%	5.57% to 4.94%
2015	0.80% to 1.40%	391,393	17.34 to 17.42	7,975,891	6.65%	-13.78% to -14.30%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2019	0.80% to 1.40%	493,694	35.44 to 30.82	15,492,202	0.46%	29.55% to 28.77%
2018	0.80% to 1.40%	546,069	27.36 to 23.94	13,296,936	0.32%	-24.10% to -24.56%
2017	0.80% to 1.40%	650,129	36.05 to 31.73	20,971,090	0.41%	49.83% to 48.93%
2016	0.80% to 1.40%	699,218	24.06 to 21.31	15,129,566	0.48%	-0.70% to -1.30%
2015	0.80% to 1.40%	809,875	24.23 to 21.59	17,743,844	0.57%	-14.68% to -15.20%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.80% to 2.35%	597,024	27.05 to 5.52	10,480,871	0.00%	10.97% to 9.24%
2018	0.80% to 2.40%	689,947	24.37 to 5.04	10,676,012	0.00%	-28.85% to -30.01%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.75% to 2.45%	822,612	7.91 to 7.17	17,814,098	0.00%	-2.43% to -4.10%
2016	0.75% to 2.45%	968,351	8.11 to 7.48	21,408,506	0.41%	42.64% to 40.20%
2015	0.75% to 2.75%	1,147,129	5.69 to 5.28	17,634,850	0.03%	-33.95% to -35.28%
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15% to 1.35%	5,849	28.41 to 27.49	162,425	0.54%	26.91% to 26.65%
2018	1.15% to 1.35%	5,933	22.39 to 21.70	129,994	0.42%	-14.31% to -14.48%
2017	1.15% to 1.35%	7,477	26.13 to 25.38	191,617	0.68%	25.01% to 24.75%
2016	1.15% to 1.35%	8,424	20.90 to 20.34	173,052	1.00%	2.70% to 2.50%
2015	1.15% to 1.35%	18,880	20.35 to 19.85	378,872	0.57%	-4.23% to -4.42%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2019	0.40% to 2.40%	188,313	10.86 to 10.71	1,687,024	3.33%	8.60% to 7.14%	****
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.40% to 2.75%	2,719,852	40.52 to 29.78	96,591,484	0.00%	24.33% to 21.40%
2018	0.40% to 2.85%	2,983,354	32.59 to 24.17	86,150,917	0.00%	0.90% to -1.60%
2017	0.40% to 2.85%	2,937,303	32.30 to 24.57	84,900,413	0.00%	25.36% to 22.28%
2016	0.40% to 2.85%	2,939,252	25.76 to 20.09	68,560,466	0.00%	7.32% to 4.68%
2015	0.40% to 2.85%	3,360,935	24.01 to 19.19	73,872,903	0.00%	-3.27% to -5.65%
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2019	1.40% to 1.75%	403	34.57 to 33.43	13,839	0.00%	35.13% to 34.65%
2018	1.40% to 1.75%	850	25.59 to 24.83	21,663	0.00%	-1.14% to -1.49%
2017	1.40% to 1.75%	850	25.88 to 25.20	21,922	0.01%	32.72% to 32.25%
2016	1.40% to 1.75%	850	19.50 to 19.06	16,525	0.00%	-0.89% to -1.24%
2015	1.15% to 1.75%	1,680	19.95 to 19.30	33,009	0.00%	0.18% to -0.43%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I (CAF)
2015	0.40% to 1.40%	1,160,643	13.76 to 27.09	34,653,285	0.34%	4.25% to 3.20%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class II (CAF2)
2015	0.40% to 2.75%	4,058,798	15.34 to 13.72	58,924,357	0.51%	3.95% to 1.49%
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)
2017	0.95% to 2.25%	40,251	14.05 to 13.73	618,423	1.34%	9.62% to 8.19%
2016	0.95% to 2.25%	43,051	12.82 to 12.69	605,853	1.53%	-5.39% to -6.62%
2015	0.95% to 2.25%	52,107	13.55 to 13.59	780,232	1.57%	-7.32% to -8.54%
Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP Fund: Class 2 (FTVHI2)
2016	0.40% to 0.60%	19,397	10.74 to 10.66	207,191	6.75%	16.48% to 16.25%
2015	0.40% to 0.60%	16,935	9.22 to 9.17	155,574	2.28%	-9.49% to -9.67%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)
2017	0.40%	1,343	9.62	12,919	0.69%	-2.71%
2016	0.40%	770	9.89	7,614	2.04%	0.34%
2015	0.40%	770	9.85	7,588	0.87%	-1.45%	****
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB (PVGIB)
2016	1.05% to 2.10%	77,968	20.58 to 19.56	1,664,605	1.84%	13.81% to 12.61%
2015	1.05% to 2.45%	104,940	18.08 to 16.60	1,965,355	1.87%	-8.50% to -9.79%
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB (PVTVB)
2015	0.95% to 2.20%	55,063	20.48 to 19.13	1,160,971	1.25%	-7.00% to -8.18%
Wells Fargo Variable Trust - VT Total Return Bond Fund: Class 2 (WFVTRB)
2015	1.15% to 1.25%	21,348	14.46 to 14.30	305,653	1.28%	-1.02% to -1.12%

2019	Reserves for annuity contracts in payout phase:	$14,183,312
2019	Contract Owners’ Equity:	$55,490,273,506
2018	Reserves for annuity contracts in payout phase:	$11,069,590
2018	Contract Owners’ Equity:	$48,895,196,042
2017	Reserves for annuity contracts in payout phase:	$10,580,370
2017	Contract Owners’ Equity:	$54,201,450,452
2016	Reserves for annuity contracts in payout phase:	$9,930,422
2016	Contract Owners’ Equity:	$48,380,816,200
2015	Reserves for annuity contracts in payout phase:	$9,994,873
2015	Contract Owners’ Equity:	$45,303,722,763

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values.  Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2019 and 2018.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/resolution.htm
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/underwriting.htm
4)	The form of the variable annuity contract – Filed with Pre-Effective Amendment No. 1 on December 4, 2008 (File No. 333-151990) as Exhibit (4) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090308001311/contract.htm
5)	Variable Annuity Application – Filed with Pre-Effective Amendment No. 1 on December 4, 2008 (File No. 333-151990) as Exhibit (5) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090308001311/application.htm
6)	Depositor's Certificate of Incorporation and By-Laws –
a)	Amended and Restated Articles of Incorporation for Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6a.htm
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6b.htm

c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6c.htm
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
https://www.sec.gov/Archives/edgar/data/740269/000119090311000372/algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119312517122065/d324999dex9926h.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm

10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm

32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090308000149/schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090310001883/huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090311000343/victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312516540962/d149778dex9924b31.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
https://www.sec.gov/Archives/edgar/data/1005336/000119312519030616/d699044dex99nnn.htm

43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
9)	Opinion of Counsel – Filed with Pre-Effective Amendment No. 1 on December 4, 2008 (File No. 333-151990) as Exhibit (9) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090308001311/opinionofcounsel.htm
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2020, was 11,568 and 6,516 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15

Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact